                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _________                                        [ ]

Post-Effective Amendment No. 5 (File No. 333-139764)                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 37 (File No. 811-07511)                                        [X]

                        (Check appropriate box or boxes)

               RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2
                           (Exact Name of Registrant)

                   RiverSource Life Insurance Co. of New York
                               (Name of Depositor)

       20 Madison Avenue Extension, Albany NY                            12203
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-2237 Dixie Carroll, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

[X]  on May 1, 2009 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

PROSPECTUS


MAY 1, 2009


RIVERSOURCE(R)

INNOVATIONS SELECT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            P.O. Box 5555
            Albany, NY 12205-0555
            Telephone: (800) 504-0469
            (Home Office)
            RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

This prospectus contains information that you should know before investing. Prospectuses are also available for:

AIM Variable Insurance Funds, Series II Shares
AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century(R) Variable Portfolios, Inc., Class II
Columbia Funds Variable Insurance Trust
Credit Suisse Trust
Dreyfus Investment Portfolios, Service Share Class
Dreyfus Variable Investment Fund, Service Share Class
Eaton Vance Variable Trust (VT)
Fidelity(R) Variable Insurance Products Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products
  Trust (FTVIPT) - Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Janus Aspen Series: Service Shares
Legg Mason Variable Portfolios I, Inc.
MFS(R) Variable Insurance Trust(SM) - Service Class
Oppenheimer Variable Account Funds, Service Shares
PIMCO Variable Investment Trust (VIT)
Putnam Variable Trust - Class IB Shares

RiverSource Variable Series Trust (RVST)

The Universal Institutional Funds, Inc., Class II Shares
Van Kampen Life Investment Trust Class II Shares
Wanger Advisors Trust

Some funds may not be available in your contract. Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract and optional benefits. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


--------------------------------------------------------------------------------
   RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  1

RiverSource Life of NY offers other annuities, which your investment professional may or may not be authorized to offer to you. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges you will pay when buying, owning and withdrawing money from the contract we describe in this prospectus may be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contract described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may not permit their investment professionals to sell the contract and/or optional benefits described in this prospectus to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described in this prospectus by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contract described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contract and/or optional riders described in this prospectus.

TABLE OF CONTENTS



KEY TERMS...................................    3
THE CONTRACT IN BRIEF.......................    5
EXPENSE SUMMARY.............................    7
CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................   14
FINANCIAL STATEMENTS........................   14
THE VARIABLE ACCOUNT AND THE FUNDS..........   14
THE FIXED ACCOUNT...........................   27
BUYING YOUR CONTRACT........................   28
CHARGES.....................................   31
VALUING YOUR INVESTMENT.....................   36
MAKING THE MOST OF YOUR CONTRACT............   38
WITHDRAWALS.................................   46
TSA -- SPECIAL PROVISIONS...................   47
CHANGING OWNERSHIP..........................   47
BENEFITS IN CASE OF DEATH...................   48
OPTIONAL BENEFITS...........................   50
THE ANNUITY PAYOUT PERIOD...................   64
TAXES.......................................   66
VOTING RIGHTS...............................   70
SUBSTITUTION OF INVESTMENTS.................   70
ABOUT THE SERVICE PROVIDERS.................   71
APPENDICES TABLE OF CONTENTS
  AND CROSS-REFERENCE TABLE.................   73
APPENDIX A: EXAMPLE -- WITHDRAWAL CHARGES...   74
APPENDIX B: EXAMPLE -- DEATH BENEFITS.......   79
APPENDIX C: EXAMPLE --
  ACCUMULATION PROTECTOR BENEFIT(R) RIDER...   80
APPENDIX D: EXAMPLE --
  SECURESOURCE(R) RIDERS....................   81
APPENDIX E: SECURESOURCE(R) RIDERS --
  ADDITIONAL RMD DISCLOSURE.................   85
APPENDIX F: PURCHASE PAYMENT CREDITS FOR
  ELIGIBLE CONTRACTS........................   86
APPENDIX G: ASSET ALLOCATION PROGRAM FOR
  CONTRACTS PURCHASED BEFORE JUNE 19, 2006..   87
APPENDIX H: GUARANTOR WITHDRAWAL BENEFIT FOR
  LIFE(R) RIDER -- DISCLOSURE...............   88
APPENDIX I: GUARANTOR(R) WITHDRAWAL BENEFIT
  RIDER DISCLOSURE..........................  101
APPENDIX J: INCOME ASSURER BENEFIT(R)
  RIDERS....................................  109
APPENDIX K: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................  118
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION.......  130






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 2  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 3.5% but you may request we substitute an assumed investment rate of 5.0%. The 5.0% assumed investment rate is not available for any contracts with a five-year withdrawal charge schedule and a MAV Death Benefit.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the one-year fixed account and the DCA fixed account. Amounts you allocate to the fixed account earn interest rates we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code



- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code



- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code



A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.


--------------------------------------------------------------------------------
   RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  3

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) in good order at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


--------------------------------------------------------------------------------
 4  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The contract allows you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the one-year fixed account, the DCA fixed account and/or subaccounts of the variable account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

BUYING A CONTRACT: There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. Some of the factors you may wish to consider include:


- "Tax-free" exchanges: It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See "Taxes -- 1035 Exchanges").



- Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders. (See "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.



- Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and non-qualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (See "Taxes").


- Your age: if you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a variable annuity may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.


- How long you intend to keep the contract: The contract has withdrawal charges. Does the contract meet your current and anticipated future need for liquidity? (See "Withdrawals").


- If you can afford the contract: are your annual income and assets adequate to buy the annuity and any optional benefit riders you may choose?


- The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (See "Charges").



- How and when you plan to take money from the contract: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payouts. In addition, certain withdrawals may be subject to a federal income tax penalty. (See "Withdrawals").


- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.


- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (See "Making the Most of Your Contract -- Transferring Among Accounts").


FREE LOOK PERIOD: You may return your contract to your investment professional or to our home office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


--------------------------------------------------------------------------------
   RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  5

ACCOUNTS: Generally, you may allocate purchase payments among the:


- subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and the Funds").



- one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account. (See "The Fixed
  Account -- One-Year Fixed Account").



- DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See "The Fixed Account -- DCA Fixed Account").



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Transfers into the DCA fixed account are not permitted. We reserve the right to further limit transfers to the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract -- Transferring Among Accounts").



WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (See "Withdrawals").



OPTIONAL BENEFITS: You can buy additional benefits with your contract. We offer optional living benefits, including: a guaranteed contract value on a future date ("Accumulation Protector Benefit Rider") and a guaranteed minimum withdrawal benefit that permits you to withdraw a guaranteed amount from the contract over a period of time, which may include, under limited circumstances the lifetime of a single person (Secure Source - Single Life) or the lifetime of you and your spouse (Secure Source - Joint Life) ("Secure Source Riders"). Optional living benefits require the use of a model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of withdrawals that can be taken under the optional benefit during a contract year. We previously offered other optional living benefits. (See "Optional-Benefits"). Optional benefits may have eligibility requirements.



BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (See "Benefits in Case of Death").



ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you buy a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The DCA fixed account is not available during the payout period. (See "The Annuity Payout Period").



--------------------------------------------------------------------------------
 6  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You select either a seven-year or five-year withdrawal charge schedule at the time of application.


           SEVEN-YEAR SCHEDULE                         FIVE-YEAR SCHEDULE
YEARS FROM PURCHASE    WITHDRAWAL CHARGE    YEARS FROM PURCHASE    WITHDRAWAL CHARGE
  PAYMENT RECEIPT          PERCENTAGE         PAYMENT RECEIPT          PERCENTAGE
         1                     8%                    1                     8%

         2                     8                     2                     7

         3                     7                     3                     6

         4                     7                     4                     4

         5                     6                     5                     2

         6                     5                     Thereafter            0

         7                     3

         Thereafter            0


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the contract option shown below and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in the table below. (See "Charges -- Withdrawal Charge" and "The Annuity Payout
Period -- Annuity Payout Plans.")

FOR CONTRACTS PURCHASED ON OR AFTER JUNE 19, 2006


IF YOUR WITHDRAWAL CHARGE SCHEDULE IS:              AND YOUR AIR IS 3.5%, THEN               AND YOUR AIR IS 5.0%, THEN YOUR
                                                YOUR DISCOUNT RATE PERCENT (%) IS:            DISCOUNT RATE PERCENT (%) IS:
QUALIFIED
Seven-year withdrawal charge schedule                          5.90%                                       7.40%
Five-year withdrawal charge schedule                           6.15%                                       7.65%
NONQUALIFIED
Seven-year withdrawal charge schedule                          6.10%                                       6.25%
Five-year withdrawal charge schedule                           7.70%                                       7.85%


FOR ALL OTHER CONTRACTS


IF YOUR WITHDRAWAL CHARGE SCHEDULE IS:             AND YOUR AIR IS 3.5%, THEN               AND YOUR AIR IS 5.0%, THEN YOUR
                                               YOUR DISCOUNT RATE PERCENT (%) IS:            DISCOUNT RATE PERCENT (%) IS:
QUALIFIED
Seven-year withdrawal charge schedule                         6.00%                                       7.50%
Five-year withdrawal charge schedule                          6.15%                                       7.65%
NONQUALIFIED
Seven-year withdrawal charge schedule                         6.20%                                       6.35%
Five-year withdrawal charge schedule                          7.70%                                       7.85%




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   RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  7

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE A DEATH BENEFIT GUARANTEE, A QUALIFIED OR NONQUALIFIED CONTRACT AND THE LENGTH OF YOUR CONTRACT'S WITHDRAWAL CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.

SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR CONTRACTS PURCHASED ON OR AFTER JUNE 19, 2006


                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE
QUALIFIED ANNUITIES

ROP Death Benefit                                   0.90%                         0.15%                        1.05%

MAV Death Benefit                                   1.10                          0.15                         1.25
NONQUALIFIED ANNUITIES

ROP Death Benefit                                   1.05                          0.15                         1.20

MAV Death Benefit                                   1.25                          0.15                         1.40


SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR ALL OTHER CONTRACTS


                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE
QUALIFIED ANNUITIES

ROP Death Benefit                                   1.00%                         0.15%                        1.15%

MAV Death Benefit                                   1.20                          0.15                         1.35
NONQUALIFIED ANNUITIES

ROP Death Benefit                                   1.15                          0.15                         1.30

MAV Death Benefit                                   1.35                          0.15                         1.50


FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE



QUALIFIED ANNUITIES

ROP Death Benefit                                 1.20%                           0.15%                           1.35%

MAV Death Benefit                                 1.40                            0.15                            1.55
NONQUALIFIED ANNUITIES

ROP Death Benefit                                 1.35                            0.15                            1.50

MAV Death Benefit                                 1.55                            0.15                            1.70




--------------------------------------------------------------------------------
 8  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

OTHER ANNUAL EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                               $40


(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary except at full withdrawal.)

OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED
If eligible, you may select one of the following optional living benefits. Each optional living benefit requires the use of an asset allocation model portfolio. The fees apply only if you elect one of these benefits.




ACCUMULATION PROTECTOR BENEFIT(R) RIDER FEE                         MAXIMUM:     CURRENT:
                                                                    1.75%        0.80%(1)



(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)


(1) For contracts purchased prior to Jan. 26, 2009, the current fee is 0.55%.





SECURESOURCE(R) - SINGLE LIFE RIDER FEE(2)                          MAXIMUM:     CURRENT:
                                                                    2.00%        0.90%

SECURESOURCE(R) - JOINT LIFE RIDER FEE(2)                           MAXIMUM:     CURRENT:
                                                                    2.00%        0.90%



(Charged annually on the contract anniversary as a percentage of the contract value or the total remaining benefit amount, whichever is greater.)




(2) For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65%, and the maximum charge for Single Life rider and for Joint Life rider is 1.50%.


OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED
The following optional living benefits, except as noted, are no longer available for purchase. The fees apply only if you elected one of these benefits when you purchased your contract. Each optional living benefit requires the use of an asset allocation model portfolio.



GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER FEE                  MAXIMUM: 1.50%     CURRENT: 0.65%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)



GUARANTOR(R) WITHDRAWAL BENEFIT RIDER FEE                           MAXIMUM: 1.50%     CURRENT: 0.55%


(As a percentage of contract value charged annually on the contract anniversary.)



INCOME ASSURER BENEFIT(R) - MAV RIDER FEE                           MAXIMUM: 1.50%     CURRENT: 0.30%

INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE RIDER      MAXIMUM: 1.75%     CURRENT: 0.60%
FEE

INCOME ASSURER BENEFIT(R) - GREATER OF MAV OR 5% ACCUMULATION       MAXIMUM: 2.00%     CURRENT: 0.65%
BENEFIT BASE RIDER FEE


(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)


--------------------------------------------------------------------------------
   RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  9

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2008, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(1)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.55%                4.35%



(1) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.








--------------------------------------------------------------------------------
 10  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)










--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  11

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AIM V.I. Basic Value Fund, Series II Shares                      0.68%      0.25%    0.35%           --%          1.28%

AIM V.I. Capital Appreciation Fund, Series II Shares             0.61       0.25     0.30          0.01           1.17


AIM V.I. Capital Development Fund, Series II Shares              0.75       0.25     0.36          0.01           1.37(1)


AIM V.I. Global Health Care Fund, Series II Shares               0.75       0.25     0.38          0.01           1.39(1)


AIM V.I. International Growth Fund, Series II Shares             0.71       0.25     0.35          0.02           1.33(1)


AIM V.I. Mid Cap Core Equity Fund, Series II Shares              0.72       0.25     0.32          0.03           1.32


AllianceBernstein VPS Balanced Wealth Strategy Portfolio         0.55       0.25     0.22            --           1.02(2)
(Class B)


AllianceBernstein VPS Global Technology Portfolio (Class B)      0.75       0.25     0.18            --           1.18


AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55       0.25     0.07            --           0.87


AllianceBernstein VPS International Value Portfolio (Class       0.74       0.25     0.07            --           1.06
B)


American Century VP Inflation Protection, Class II               0.48       0.25     0.01            --           0.74


American Century VP International, Class II                      1.24       0.25     0.01            --           1.50


American Century VP Mid Cap Value, Class II                      0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                           0.90       0.25     0.01            --           1.16


American Century VP Value, Class II                              0.84       0.25     0.01            --           1.10


Columbia High Yield Fund, Variable Series, Class B               0.78       0.25     0.11            --           1.14


Columbia Marsico Growth Fund, Variable Series, Class A           0.92         --     0.04            --           0.96


Columbia Marsico International Opportunities Fund, Variable      1.02       0.25     0.12            --           1.39
Series, Class B


Columbia Small Cap Value Fund, Variable Series, Class B          0.80       0.25     0.09            --           1.14(3)


Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50       0.25     0.31            --           1.06(4)


Dreyfus Investment Portfolios MidCap Stock Portfolio,            0.75       0.25     0.06            --           1.06
Service Shares


Dreyfus Investment Portfolios Technology Growth Portfolio,       0.75       0.25     0.10          0.01           1.11
Service Shares


Dreyfus Variable Investment Fund Appreciation Portfolio,         0.75       0.25     0.06            --           1.06
Service Shares


Dreyfus Variable Investment Fund International Equity            0.75       0.25     0.35            --           1.35
Portfolio, Service Shares


Dreyfus Variable Investment Fund International Value             1.00       0.25     0.23            --           1.48
Portfolio, Service Shares


Eaton Vance VT Floating-Rate Income Fund                         0.58       0.25     0.37            --           1.20


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.10            --           0.91


Fidelity(R) VIP Growth Portfolio Service Class 2                 0.56       0.25     0.12            --           0.93


Fidelity(R) VIP Investment Grade Bond Portfolio Service          0.32       0.25     0.10            --           0.67
Class 2


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.12            --           0.93


Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.16            --           1.12


FTVIPT Franklin Income Securities Fund - Class 2                 0.45       0.25     0.02            --           0.72


FTVIPT Franklin Rising Dividends Securities Fund - Class 2       0.60       0.25     0.02          0.01           0.88(5)


FTVIPT Franklin Small-Mid Cap Growth Securities                  0.50       0.25     0.28          0.02           1.05(5)
Fund - Class 2


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.13            --           0.98


FTVIPT Templeton Global Bond Securities Fund - Class 2           0.47       0.25     0.11            --           0.83
(previously FTVIPT Templeton Global Income Securities
Fund - Class 2)


FTVIPT Templeton Growth Securities Fund - Class 2                0.74       0.25     0.04            --           1.03


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      0.80         --     0.04            --           0.84


Goldman Sachs VIT Structured U.S. Equity                         0.65         --     0.07            --           0.72(6)
Fund - Institutional Shares


Janus Aspen Series Janus Portfolio: Service Shares               0.64       0.25     0.02          0.01           0.92
(previously Janus Aspen Series Large Cap Growth Portfolio:
Service Shares)


Legg Mason Partners Variable Small Cap Growth Portfolio,         0.75         --     0.19            --           0.94
Class I


MFS(R) Investors Growth Stock Series - Service Class             0.75       0.25     0.10            --           1.10


MFS(R) New Discovery Series - Service Class                      0.90       0.25     0.11            --           1.26

MFS(R) Total Return Series - Service Class                       0.74       0.25     0.07            --           1.06


MFS(R) Utilities Series - Service Class                          0.72       0.25     0.09            --           1.06


Oppenheimer Capital Appreciation Fund/VA, Service Shares         0.65       0.25     0.01            --           0.91


Oppenheimer Global Securities Fund/VA, Service Shares            0.63       0.25     0.02            --           0.90


Oppenheimer Main Street Small Cap Fund/VA, Service Shares        0.70       0.25     0.04            --           0.99


Oppenheimer Strategic Bond Fund/VA, Service Shares               0.55       0.25     0.04          0.01           0.85(7)


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.76           1.44(8)

Putnam VT Global Health Care Fund - Class IB Shares              0.70       0.25     0.16          0.01           1.12
(previously Putnam VT Health Sciences Fund - Class IB
Shares)


Putnam VT International Equity Fund - Class IB Shares            0.75       0.25     0.12          0.01           1.13


Putnam VT Small Cap Value Fund - Class IB Shares                 0.80       0.25     0.12          0.08           1.25


Putnam VT Vista Fund - Class IB Shares                           0.65       0.25     0.15          0.01           1.06


RVST RiverSource Partners Variable Portfolio - Fundamental       0.77       0.13     0.16            --           1.06(9)
Value Fund


RVST RiverSource Partners Variable Portfolio - Select Value      0.89       0.13     3.33            --           4.35(9)
Fund


RVST RiverSource Partners Variable Portfolio - Small Cap         0.95       0.13     0.19          0.05           1.32(9)
Value Fund


RVST RiverSource Variable Portfolio - Cash Management Fund       0.32       0.13     0.17            --           0.62


RVST RiverSource Variable Portfolio - Diversified Bond Fund      0.44       0.13     0.15            --           0.72


RVST RiverSource Variable Portfolio - Diversified Equity         0.59       0.13     0.14            --           0.86
Income Fund


RVST RiverSource Variable Portfolio - Dynamic Equity Fund        0.44       0.13     0.15          0.02           0.74
(previously RVST RiverSource Variable Portfolio - Large Cap
Equity Fund)


RVST RiverSource Variable Portfolio - Global Inflation           0.44       0.13     0.17            --           0.74(9)
Protected Securities Fund


RVST RiverSource Variable Portfolio - High Yield Bond Fund       0.59       0.13     0.17            --           0.89


RVST RiverSource Variable Portfolio - Income Opportunities       0.61       0.13     0.18            --           0.92
Fund


RVST RiverSource Variable Portfolio - Mid Cap Growth Fund        0.58       0.13     0.17            --           0.88(9)


RVST RiverSource Variable Portfolio - Mid Cap Value Fund         0.73       0.13     0.18            --           1.04


RVST RiverSource Variable Portfolio - S&P 500 Index Fund         0.22       0.13     0.19          0.01           0.55(9)


RVST RiverSource Variable Portfolio - Short Duration U.S.        0.48       0.13     0.18            --           0.79
Government Fund


RVST Seligman Variable Portfolio - Growth Fund                   0.45       0.13     0.17          0.04           0.79
(previously RVST RiverSource Variable Portfolio - Growth
Fund)


RVST Seligman Variable Portfolio - Larger-Cap Value Fund         0.48       0.13     0.67            --           1.28(9)
(previously RVST RiverSource Variable Portfolio - Large Cap
Value Fund)


RVST Threadneedle Variable Portfolio - Emerging Markets          1.15       0.13     0.33            --           1.61
Fund


RVST Threadneedle Variable Portfolio - International             0.82       0.13     0.20            --           1.15
Opportunity Fund


Van Kampen Life Investment Trust Comstock Portfolio, Class       0.56       0.25     0.04            --           0.85
II Shares


Van Kampen UIF Global Real Estate Portfolio, Class II            0.85       0.35     0.37            --           1.57(10)
Shares


Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares         0.75       0.35     0.31            --           1.41(10)


Van Kampen UIF U.S. Real Estate Portfolio, Class II Shares       0.77       0.35     0.30            --           1.42(10)


Wanger International                                             0.84         --     0.18            --           1.02


Wanger USA                                                       0.85         --     0.11            --           0.96







   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.45% of average daily net assets. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.36% for AIM V.I. Capital Development Fund, Series II Shares, 1.38% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


 (2) The Advisor has voluntarily agreed to waive expenses. After fee waivers and expense reimbursements, net expenses would be 1.00%. This arrangement may be modified or terminated by the Advisor at any time.


 (3) The Distributor and/or Columbia have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.10% of the Fund's average daily net assets. If the waiver were reflected in the table, the total annual fund operating expenses would be 1.10%. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.


 (4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.


 (5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.87% for FTVIPT Franklin Rising Dividends Securities Fund - Class 2 and 1.03% for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2.


 (6) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After expense reductions, net expenses would be 0.71%.


 (7) The other expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2008, the transfer agent fees did not exceed this expense limitation. In addition, for Oppenheimer Strategic Bond Fund/VA, Service Shares, the Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82%.


 (8) PIMCO has contractually agreed through Dec. 31, 2009, to reduce its advisory fee to the extent that the acquired fund fees and expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.42%.


 (9) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.99% for RVST RiverSource Partners Variable Portfolio - Fundamental Value Fund, 1.14% for RVST RiverSource Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource Partners Variable Portfolio - Small Cap Value Fund, 0.74% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, 1.00% for RVST RiverSource Variable Portfolio - Mid Cap Growth Fund, 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund and 1.04% for RVST Seligman Variable Portfolio - Larger-Cap Value Fund.


(10) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares, 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares and 1.32% for Van Kampen UIF U.S. Real Estate Portfolio, Class II Shares. The Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.






--------------------------------------------------------------------------------
 12  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


CURRENTLY OFFERED


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds offered on or after May 1, 2007. They assume that you select the MAV Death Benefit and the SecureSource - Joint Life rider(2). Although your actual costs may be higher or lower, based on the assumptions your costs would be:




                                                                             IF YOU DO NOT WITHDRAW YOUR CONTRACT
                            IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
Seven-year
withdrawal charge
schedule             $1,596      $3,019      $4,352      $6,980           $796       $2,319      $3,752      $6,980

Five-year
withdrawal charge
schedule              1,627       3,001       4,073       7,153            827        2,401       3,873       7,153






QUALIFIED ANNUITY      1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
Seven-year
withdrawal charge
schedule               $1,581      $2,977      $4,291      $6,892           $781       $2,277      $3,691      $6,892

Five-year
withdrawal charge
schedule                1,612       2,960       4,013       7,068            812        2,360       3,813       7,068




PREVIOUSLY OFFERED


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds offered on or after May 1, 2007. They assume that you select the MAV Death Benefit and the Accumulation Protector Benefit rider(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                                                               IF YOU DO NOT WITHDRAW YOUR CONTRACT
                              IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY   1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
Seven-year
withdrawal charge
schedule               $1,571      $2,950      $4,250      $6,832           $771       $2,250      $3,650      $6,832

Five-year
withdrawal charge
schedule                1,601       2,932       3,972       7,010            801        2,332       3,772       7,010






QUALIFIED ANNUITY      1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
withdrawal charge
schedule               $1,555      $2,908      $4,188      $6,741           $755       $2,208      $3,588      $6,741

Five-year
withdrawal charge
schedule                1,586       2,891       3,911       6,922            786        2,291       3,711       6,922




PREVIOUSLY OFFERED

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds for contracts we offered prior to May 1, 2007. They assume that you select


--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS 13 the MAV Death Benefit and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                               IF YOU DO NOT WITHDRAW YOUR CONTRACT
                              IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY   1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
Seven-year
withdrawal charge
schedule for
contracts purchased
on or after June
19, 2006               $1,601      $3,082      $4,534      $7,691           $801       $2,382      $3,934      $7,691
Seven-year
withdrawal charge
schedule for all
other contracts         1,611       3,110       4,576       7,754            811        2,410       3,976       7,754

Five-year
withdrawal charge
schedule                1,632       3,066       4,260       7,878            832        2,466       4,060       7,878






QUALIFIED ANNUITY      1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
withdrawal charge
schedule for
contracts purchased
on or after June
19, 2006               $1,586      $3,040      $4,470      $7,596           $786       $2,340      $3,870      $7,596

Seven-year
withdrawal charge
schedule for all
other contracts         1,596       3,068       4,513       7,659            796        2,368       3,913       7,659

Five-year
withdrawal charge
schedule                1,617       3,024       4,197       7,785            817        2,424       3,997       7,785



ALL CONTRACTS
MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                          IF YOU DO NOT WITHDRAW YOUR CONTRACT
                             IF YOU WITHDRAW YOUR CONTRACT               OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                           AT THE END OF THE APPLICABLE TIME                AT THE END OF THE APPLICABLE TIME
                                        PERIOD:                                          PERIOD:
NONQUALIFIED ANNUITY   1 YEAR    3 YEARS    5 YEARS    10 YEARS         1 YEAR    3 YEARS    5 YEARS    10 YEARS

Seven-year
withdrawal charge
schedule for
contracts purchased
on or after June
19, 2006               $  981     $1,261     $1,566     $2,096           $181       $561      $  966     $2,096

Seven-year
withdrawal charge
schedule for all
other contracts           991      1,292      1,618      2,204            191        592       1,018      2,204

Five-year
withdrawal charge
schedule                1,012      1,254      1,323      2,417            212        654       1,123      2,417






QUALIFIED ANNUITY      1 YEAR    3 YEARS    5 YEARS    10 YEARS         1 YEAR    3 YEARS    5 YEARS    10 YEARS

Seven-year
withdrawal charge
schedule for
contracts purchased
on or after June
19, 2006                $966      $1,214     $1,487     $1,931           $166       $514      $  887     $1,931

Seven-year
withdrawal charge
schedule for all
other contracts          976       1,246      1,539      2,041            176        546         939      2,041

Five-year
withdrawal charge
schedule                 997       1,208      1,244      2,257            197        608       1,044      2,257




(1) In these examples, the $40 contract administrative charge is estimated as .018% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

CONDENSED FINANCIAL INFORMATION

You can find financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix K.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.


--------------------------------------------------------------------------------
 14  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including, but not limited to, expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to

--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS 15 compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds, and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2008.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").


  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and making withdrawal from the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.


- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating investment professionals who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
 16  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  17

UNLESS AN ASSET ALLOCATION PROGRAM WE OFFER IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



----------------------------------------------------------------------------------------------------------------
                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO     INVESTMENT OBJECTIVE AND
INVESTING IN          MAY 1, 2007  MAY 1, 2007  POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value       N            Y       Seeks long-term growth of        Invesco Aim Advisors, Inc.
Fund, Series II                                 capital.                         adviser, advisory entities
Shares                                                                           affiliated with Invesco Aim
                                                                                 Advisors, Inc., subadvisers.

                                                                                 On or about Aug. 1, 2009, the
                                                                                 business of Invesco Aim
                                                                                 Advisors, Inc. and Invesco
                                                                                 Global Asset Management, Inc.
                                                                                 will be combined into Invesco
                                                                                 Institutional, which will be
                                                                                 renamed Invesco Advisers, Inc.
                                                                                 and will serve as the Fund's
                                                                                 investment adviser.
----------------------------------------------------------------------------------------------------------------

AIM V.I. Capital           Y            Y       Seeks growth of capital.         Invesco Aim Advisors, Inc.
Appreciation Fund,                                                               adviser, advisory entities
Series II Shares                                                                 affiliated with Invesco Aim
                                                                                 Advisors, Inc., subadvisers.

                                                                                 On or about Aug. 1, 2009, the
                                                                                 business of Invesco Aim
                                                                                 Advisors, Inc. and Invesco
                                                                                 Global Asset Management, Inc.
                                                                                 will be combined into Invesco
                                                                                 Institutional, which will be
                                                                                 renamed Invesco Advisers, Inc.
                                                                                 and will serve as the Fund's
                                                                                 investment adviser.
----------------------------------------------------------------------------------------------------------------

AIM V.I. Capital           Y            Y       Seeks long-term growth of        Invesco Aim Advisors, Inc.
Development Fund,                               capital.                         adviser, advisory entities
Series II Shares                                                                 affiliated with Invesco Aim
                                                                                 Advisors, Inc., subadvisers.

                                                                                 On or about Aug. 1, 2009, the
                                                                                 business of Invesco Aim
                                                                                 Advisors, Inc. and Invesco
                                                                                 Global Asset Management, Inc.
                                                                                 will be combined into Invesco
                                                                                 Institutional, which will be
                                                                                 renamed Invesco Advisers, Inc.
                                                                                 and will serve as the Fund's
                                                                                 investment adviser.
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 18  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------------------------------
                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO     INVESTMENT OBJECTIVE AND
INVESTING IN          MAY 1, 2007  MAY 1, 2007  POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
AIM V.I. Global            Y            Y       Seeks capital growth.            Invesco Aim Advisors, Inc.
Health Care Fund,                                                                adviser, advisory entities
Series II Shares                                                                 affiliated with Invesco Aim
                                                                                 Advisors, Inc., subadvisers.

                                                                                 On or about Aug. 1, 2009, the
                                                                                 business of Invesco Aim
                                                                                 Advisors, Inc. and Invesco
                                                                                 Global Asset Management, Inc.
                                                                                 will be combined into Invesco
                                                                                 Institutional, which will be
                                                                                 renamed Invesco Advisers, Inc.
                                                                                 and will serve as the Fund's
                                                                                 investment adviser.
----------------------------------------------------------------------------------------------------------------

AIM V.I.                   Y            Y       Seeks long-term growth of        Invesco Aim Advisors, Inc.
International Growth                            capital.                         adviser, advisory entities
Fund, Series II                                                                  affiliated with Invesco Aim
Shares                                                                           Advisors, Inc., subadvisers.

                                                                                 On or about Aug. 1, 2009, the
                                                                                 business of Invesco Aim
                                                                                 Advisors, Inc. and Invesco
                                                                                 Global Asset Management, Inc.
                                                                                 will be combined into Invesco
                                                                                 Institutional, which will be
                                                                                 renamed Invesco Advisers, Inc.
                                                                                 and will serve as the Fund's
                                                                                 investment adviser.
----------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap           Y            N       Seeks long-term growth of        Invesco Aim Advisors, Inc.
Core Equity Fund,                               capital.                         adviser, advisory entities
Series II Shares                                                                 affiliated with Invesco Aim
                                                                                 Advisors, Inc., subadvisers.

                                                                                 On or about Aug. 1, 2009, the
                                                                                 business of Invesco Aim
                                                                                 Advisors, Inc. and Invesco
                                                                                 Global Asset Management, Inc.
                                                                                 will be combined into Invesco
                                                                                 Institutional, which will be
                                                                                 renamed Invesco Advisers, Inc.
                                                                                 and will serve as the Fund's
                                                                                 investment adviser.
----------------------------------------------------------------------------------------------------------------

AllianceBernstein          N            Y       Seeks to maximize total return   AllianceBernstein L.P.
VPS Balanced Wealth                             consistent with
Strategy Portfolio                              AllianceBernstein's
(Class B)                                       determination of reasonable
                                                risk.
----------------------------------------------------------------------------------------------------------------

AllianceBernstein          Y            Y       Seeks long-term growth of        AllianceBernstein L.P.
VPS Global                                      capital.
Technology Portfolio
(Class B)
----------------------------------------------------------------------------------------------------------------

AllianceBernstein          Y            Y       Seeks long-term growth of        AllianceBernstein L.P.
VPS Growth and                                  capital.
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  19

----------------------------------------------------------------------------------------------------------------
                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO     INVESTMENT OBJECTIVE AND
INVESTING IN          MAY 1, 2007  MAY 1, 2007  POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
AllianceBernstein          Y            Y       Seeks long-term growth of        AllianceBernstein L.P.
VPS International                               capital.
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------------------------------

American Century VP        N            Y       The Fund pursues long-term       American Century Investment
Inflation                                       total return using a strategy    Management, Inc.
Protection, Class II                            that seeks to protect against
                                                U.S. inflation.
----------------------------------------------------------------------------------------------------------------

American Century VP        N            Y       Seeks capital growth.            American Century Global
International, Class                                                             Investment Management, Inc.
II
----------------------------------------------------------------------------------------------------------------

American Century VP        Y            Y       Seeks long-term capital growth.  American Century Investment
Mid Cap Value, Class                            Income is a secondary            Management, Inc.
II                                              objective.
----------------------------------------------------------------------------------------------------------------

American Century VP        Y            Y       Seeks long-term capital growth.  American Century Investment
Ultra(R), Class II                                                               Management, Inc.
----------------------------------------------------------------------------------------------------------------

American Century VP        Y            Y       Seeks long-term capital growth.  American Century Investment
Value, Class II                                 Income is a secondary            Management, Inc.
                                                objective.
----------------------------------------------------------------------------------------------------------------

Columbia High Yield        Y            Y       Seeks total return, consisting   Columbia Management Advisors,
Fund, Variable                                  of a high level of income and    LLC, advisor; MacKay Shields
Series, Class B                                 capital appreciation.            LLC, subadviser.
----------------------------------------------------------------------------------------------------------------

Columbia Marsico           Y            Y       Seeks long-term growth of        Columbia Management Advisors,
Growth Fund,                                    capital.                         LLC, adviser; Marsico Capital
Variable Series,                                                                 Management, LLC, sub-adviser.
Class A
----------------------------------------------------------------------------------------------------------------

Columbia Marsico           Y            Y       Seeks long-term growth of        Columbia Management Advisors,
International                                   capital.                         LLC, adviser; Marsico Capital
Opportunities Fund,                                                              Management, LLC, sub-adviser.
Variable Series,
Class B
----------------------------------------------------------------------------------------------------------------

Columbia Small Cap         Y            Y       Seeks long-term capital          Columbia Management Advisors,
Value Fund, Variable                            appreciation.                    LLC
Series, Class B
----------------------------------------------------------------------------------------------------------------

Credit Suisse Trust        Y            Y       Seeks total return.              Credit Suisse Asset Management,
- Commodity Return                                                               LLC
Strategy Portfolio
----------------------------------------------------------------------------------------------------------------

Dreyfus Investment         N            Y       Seeks investment results that    The Dreyfus Corporation
Portfolios MidCap                               are greater than the total
Stock Portfolio,                                return performance of publicly
Service Shares                                  traded common stocks of medium-
                                                size domestic companies in the
                                                aggregate, as represented by
                                                the Standard & Poor's MidCap
                                                400 Index.
----------------------------------------------------------------------------------------------------------------

Dreyfus Investment         N            Y       Seeks capital appreciation.      The Dreyfus Corporation
Portfolios
Technology Growth
Portfolio, Service
Shares
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 20  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------------------------------
                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO     INVESTMENT OBJECTIVE AND
INVESTING IN          MAY 1, 2007  MAY 1, 2007  POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
Dreyfus Variable           N            Y       Seeks long-term capital growth   The Dreyfus Corporation; Fayez
Investment Fund                                 consistent with the              Sarofim & Co., sub-adviser.
Appreciation                                    preservation of capital. Its
Portfolio, Service                              secondary goal is current
Shares                                          income.
----------------------------------------------------------------------------------------------------------------

Dreyfus Variable           Y            Y       Seeks capital growth.            The Dreyfus Corporation; Newton
Investment Fund                                                                  Capital Management Limited,
International Equity                                                             sub-adviser
Portfolio, Service
Shares
----------------------------------------------------------------------------------------------------------------

Dreyfus Variable           Y            Y       Seeks long-term capital growth.  The Dreyfus Corporation
Investment Fund
International Value
Portfolio, Service
Shares
----------------------------------------------------------------------------------------------------------------

Eaton Vance VT             Y            Y       Seeks high level of current      Eaton Vance Management
Floating-Rate Income                            income.
Fund
----------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP            Y            Y       Seeks long-term capital          Fidelity Management & Research
Contrafund(R)                                   appreciation. Normally invests   Company (FMR), investment
Portfolio Service                               primarily in common stocks.      manager; FMR U.K. and FMR Far
Class 2                                         Invests in securities of         East, sub-advisers.
                                                companies whose value it
                                                believes is not fully
                                                recognized by the public.
                                                Invests in either "growth"
                                                stocks or "value" stocks or
                                                both. The fund invests in
                                                domestic and foreign issuers.
----------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP            N            Y       Seeks to achieve capital         FMR, investment manager; FMR
Growth Portfolio                                appreciation. Normally invests   U.K., FMR Far East, sub-
Service Class 2                                 primarily in common stocks.      advisers.
                                                Invests in companies that it
                                                believes have above-average
                                                growth potential (stocks of
                                                these companies are often
                                                called "growth" stocks). The
                                                Fund invests in domestic and
                                                foreign issuers.
----------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP            Y            Y       Seeks as high level of current   FMR, investment manager; FMR
Investment Grade                                income as is consistent with     U.K., FMR Far East, sub-
Bond Portfolio                                  the preservation of capital.     advisers.
Service Class 2                                 Normally invests at least 80%
                                                of assets in investment-grade
                                                debt securities (those of
                                                medium and high quality) of all
                                                types and repurchase agreements
                                                for those securities.
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  21

----------------------------------------------------------------------------------------------------------------
                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO     INVESTMENT OBJECTIVE AND
INVESTING IN          MAY 1, 2007  MAY 1, 2007  POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid        Y            Y       Seeks long-term growth of        FMR, investment manager; FMR
Cap Portfolio                                   capital. Normally invests        U.K., FMR Far East, sub-
Service Class 2                                 primarily in common stocks.      advisers.
                                                Normally invests at least 80%
                                                of assets in securities of
                                                companies with medium market
                                                capitalizations. May invest in
                                                companies with smaller or
                                                larger market capitalizations.
                                                Invests in domestic and foreign
                                                issuers. The Fund invests in
                                                either "growth" or "value"
                                                common stocks or both.
----------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP            Y            Y       Seeks long-term growth of        FMR, investment manager; FMR
Overseas Portfolio                              capital. Normally invests        U.K., FMR Far East, Fidelity
Service Class 2                                 primarily in common stocks       International Investment
                                                allocating investments across    Advisors (FIIA) and FIIA U.K.,
                                                different countries and          sub-advisers.
                                                regions. Normally invests at
                                                least 80% of assets in non-U.S.
                                                securities.
----------------------------------------------------------------------------------------------------------------

FTVIPT Franklin            Y            Y       Seeks to maximize income while   Franklin Advisers, Inc.
Income Securities                               maintaining prospects for
Fund - Class 2                                  capital appreciation.
----------------------------------------------------------------------------------------------------------------

FTVIPT Franklin            N            Y       Seeks long-term capital          Franklin Advisory Services, LLC
Rising Dividends                                appreciation, with preservation
Securities                                      of capital as an important
Fund - Class 2                                  consideration.
----------------------------------------------------------------------------------------------------------------

FTVIPT Franklin            N            Y       Seeks long-term capital growth.  Franklin Advisers, Inc.
Small-Mid Cap Growth
Securities Fund -
Class 2
----------------------------------------------------------------------------------------------------------------

FTVIPT Mutual Shares       N            Y       Seeks capital appreciation,      Franklin Mutual Advisers, LLC
Securities                                      with income as a secondary
Fund - Class 2                                  goal.
----------------------------------------------------------------------------------------------------------------

FTVIPT Templeton           Y            Y       Seeks high current income        Franklin Advisers, Inc.
Global Bond                                     consistent with preservation of
Securities                                      capital, with capital
Fund - Class 2                                  appreciation as a secondary
(previously FTVIPT                              consideration.
Templeton Global
Income Securities
Fund - Class 2)
----------------------------------------------------------------------------------------------------------------

FTVIPT Templeton           Y            Y       Seeks long-term capital growth.  Templeton Global Advisors
Growth Securities                                                                Limited, adviser; Templeton
Fund - Class 2                                                                   Asset Management Ltd.,
                                                                                 subadviser.
----------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT          Y            Y       Seeks long-term capital          Goldman Sachs Asset Management,
Mid Cap Value Fund -                            appreciation.                    L.P.
Institutional Shares
----------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT          Y            Y       Seeks long-term growth of        Goldman Sachs Asset Management,
Structured U.S.                                 capital and dividend income.     L.P.
Equity
Fund - Institutional
Shares
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 22  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------------------------------
                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO     INVESTMENT OBJECTIVE AND
INVESTING IN          MAY 1, 2007  MAY 1, 2007  POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series         Y            Y       Seeks long-term growth of        Janus Capital Management LLC
Janus Portfolio:                                capital in a manner consistent
Service Shares                                  with the preservation of
(previously Janus                               capital.
Aspen Series Large
Cap Growth
Portfolio: Service
Shares)
----------------------------------------------------------------------------------------------------------------

Legg Mason Partners        Y            Y       Seeks long-term growth of        Legg Mason Partners Fund
Variable Small Cap                              capital.                         Advisor, LLC, adviser;
Growth Portfolio,                                                                ClearBridge Advisors, LLC, sub-
Class I                                                                          adviser.
----------------------------------------------------------------------------------------------------------------

MFS(R) Investors           N            Y       Seeks capital appreciation.      MFS Investment Management(R)
Growth Stock
Series - Service
Class
----------------------------------------------------------------------------------------------------------------

MFS(R) New Discovery       N            Y       Seeks capital appreciation.      MFS Investment Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------------------------------

MFS(R) Total Return        Y            Y       Seeks total return.              MFS Investment Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------------------------------

MFS(R) Utilities           Y            Y       Seeks total return.              MFS Investment Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------------------------------

Oppenheimer Capital        Y            Y       Seeks capital appreciation.      OppenheimerFunds, Inc.
Appreciation
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------------------------------

Oppenheimer Global         Y            Y       Seeks long-term capital          OppenheimerFunds, Inc.
Securities Fund/VA,                             appreciation.
Service Shares
----------------------------------------------------------------------------------------------------------------

Oppenheimer Main           Y            Y       Seeks capital appreciation.      OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------------------------------

Oppenheimer                Y            Y       Seeks high level of current      OppenheimerFunds, Inc.
Strategic Bond                                  income principally derived from
Fund/VA, Service                                interest on debt securities.
Shares
----------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset        Y            Y       Seeks maximum real return        Pacific Investment Management
Portfolio, Advisor                              consistent with preservation of  Company LLC
Share Class                                     real capital and prudent
                                                investment management period.
----------------------------------------------------------------------------------------------------------------
Putnam VT Global           N            Y       Seeks capital appreciation.      Putnam Investment Management,
Health Care                                                                      LLC
Fund - Class IB
Shares (previously
Putnam VT Health
Sciences
Fund - Class IB
Shares)
----------------------------------------------------------------------------------------------------------------
Putnam VT                  N            Y       Seeks capital appreciation.      Putnam Investment Management,
International Equity                                                             LLC
Fund - Class IB
Shares
----------------------------------------------------------------------------------------------------------------

Putnam VT Small Cap        N            Y       Seeks capital appreciation.      Putnam Investment Management,
Value Fund - Class                                                               LLC
IB Shares
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  23

----------------------------------------------------------------------------------------------------------------
                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO     INVESTMENT OBJECTIVE AND
INVESTING IN          MAY 1, 2007  MAY 1, 2007  POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
Putnam VT Vista            N            Y       Seeks capital appreciation.      Putnam Investment Management,
Fund - Class IB                                                                  LLC
Shares
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks long-term capital growth.  RiverSource Investments, LLC,
Partners Variable                                                                adviser; Davis Selected
Portfolio - Fundame-                                                             Advisers, L.P., subadviser.
ntal Value Fund
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks long-term growth of        RiverSource Investments, LLC,
Partners Variable                               capital.                         adviser; Systematic Financial
Portfolio - Select                                                               Management, L.P. and WEDGE
Value Fund                                                                       Capital Management L.L.P., sub-
                                                                                 advisers.
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks long-term capital          RiverSource Investments, LLC,
Partners Variable                               appreciation.                    adviser; Barrow, Hanley,
Portfolio - Small                                                                Mewhinney & Strauss, Inc.,
Cap Value Fund                                                                   Denver Investment Advisors LLC,
                                                                                 Donald Smith & Co., Inc., River
                                                                                 Road Asset Management, LLC and
                                                                                 Turner Investment Partners,
                                                                                 Inc., subadvisers.
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks maximum current income     RiverSource Investments, LLC
Variable Portfolio -                            consistent with liquidity and
Cash Management Fund                            stability of principal.
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks high level of current      RiverSource Investments, LLC
Variable Portfolio -                            income while attempting to
Diversified Bond                                conserve the value of the
Fund                                            investment for the longest
                                                period of time.
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks high level of current      RiverSource Investments, LLC
Variable Portfolio -                            income and, as a secondary
Diversified Equity                              goal, steady growth of capital.
Income Fund
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks capital appreciation.      RiverSource Investments, LLC
Variable Portfolio -
Dynamic Equity Fund
(previously RVST
RiverSource Variable
Portfolio - Large
Cap Equity Fund)
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Non-diversified fund that seeks  RiverSource Investments, LLC
Variable Portfolio -                            total return that exceeds the
Global Inflation                                rate of inflation over the
Protected Securities                            long-term.
Fund
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks high current income, with  RiverSource Investments, LLC
Variable Portfolio -                            capital growth as a secondary
High Yield Bond Fund                            objective.
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 24  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------------------------------
                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO     INVESTMENT OBJECTIVE AND
INVESTING IN          MAY 1, 2007  MAY 1, 2007  POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
RVST RiverSource           Y            Y       Seeks high total return through  RiverSource Investments, LLC
Variable Portfolio -                            current income and capital
Income Opportunities                            appreciation.
Fund
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           N            Y       Seeks growth of capital.         RiverSource Investments, LLC
Variable Portfolio -
Mid Cap Growth Fund
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks long-term growth of        RiverSource Investments, LLC
Variable Portfolio -                            capital.
Mid Cap Value Fund
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks long-term capital          RiverSource Investments, LLC
Variable Portfolio -                            appreciation.
S&P 500 Index Fund
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks high level of current      RiverSource Investments, LLC
Variable Portfolio -                            income and safety of principal
Short Duration U.S.                             consistent with investment in
Government Fund                                 U.S. government and government
                                                agency securities.
----------------------------------------------------------------------------------------------------------------

RVST Seligman              Y            Y       Seeks long-term capital growth.  RiverSource Investments, LLC
Variable Portfolio -
Growth Fund
(previously RVST
RiverSource Variable
Portfolio - Growth
Fund)
----------------------------------------------------------------------------------------------------------------

RVST Seligman              N            Y       Seeks long-term growth of        RiverSource Investments, LLC
Variable Portfolio -                            capital.
Larger-Cap Value
Fund (previously
RVST RiverSource
Variable Portfolio -
Large Cap Value
Fund)
----------------------------------------------------------------------------------------------------------------

RVST Threadneedle          Y            Y       Seeks long-term capital growth.  RiverSource Investments, LLC,
Variable Portfolio -                                                             adviser; Threadneedle
Emerging Markets                                                                 International Limited, an
Fund                                                                             indirect wholly-owned
                                                                                 subsidiary of Ameriprise
                                                                                 Financial, sub-adviser.
----------------------------------------------------------------------------------------------------------------

RVST Threadneedle          Y            Y       Seeks capital appreciation.      RiverSource Investments, LLC,
Variable Portfolio -                                                             adviser; Threadneedle
International                                                                    International Limited, an
Opportunity Fund                                                                 indirect wholly-owned
                                                                                 subsidiary of Ameriprise
                                                                                 Financial, sub-adviser.
----------------------------------------------------------------------------------------------------------------

Van Kampen Life            Y            Y       Seeks capital growth and income  Van Kampen Asset Management
Investment Trust                                through investments in equity
Comstock Portfolio,                             securities, including common
Class II Shares                                 stocks, preferred stocks and
                                                securities convertible into
                                                common and preferred stocks.
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  25

----------------------------------------------------------------------------------------------------------------
                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO     INVESTMENT OBJECTIVE AND
INVESTING IN          MAY 1, 2007  MAY 1, 2007  POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
Van Kampen UIF             Y            Y       Seeks current income and         Morgan Stanley Investment
Global Real Estate                              capital appreciation.            Management Inc., doing business
Portfolio, Class II                                                              as Van Kampen, adviser; Morgan
Shares                                                                           Stanley Investment Management
                                                                                 Limited and Morgan Stanley
                                                                                 Investment Management Company,
                                                                                 sub-advisers.
----------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid         Y            Y       Seeks long-term capital growth.  Morgan Stanley Investment
Cap Growth                                                                       Management Inc., doing business
Portfolio, Class II                                                              as Van Kampen.
Shares
----------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S.        N            Y       Non-diversified Portfolio that   Morgan Stanley Investment
Real Estate                                     seeks above-average current      Management Inc., doing business
Portfolio, Class II                             income and long-term capital     as Van Kampen.
Shares                                          appreciation by investing
                                                primarily in equity securities
                                                of companies in the U.S. real
                                                estate industry, including real
                                                estate investment trusts.
----------------------------------------------------------------------------------------------------------------

Wanger International       Y            Y       Seeks long-term growth of        Columbia Wanger Asset
                                                capital.                         Management, L.P.
----------------------------------------------------------------------------------------------------------------

Wanger USA                 Y            Y       Seeks long-term capital          Columbia Wanger Asset
                                                appreciation.                    Management, L.P.
----------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
 26  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

THE FIXED ACCOUNT




Amounts allocated to the fixed account become part of our general account. The fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ONE-YEAR FIXED ACCOUNT
Unless an asset allocation program we offer is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").

DCA FIXED ACCOUNT (APPLIES TO CONTRACTS ISSUED ON OR AFTER JUNE 19, 2006)
You may only allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.

You may allocate your entire initial purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.


In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account to your investment allocations. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the DCA fixed account at promotional rates that are higher than those we credit to the one-year fixed account. We reserve the right to declare different annual effective rates:


- for the DCA fixed account and the one-year fixed account;

- for the DCA fixed accounts with terms of differing length;

- for amounts in the DCA fixed account you instruct us to transfer to the one-year fixed account;

- for amounts in the DCA fixed account you instruct us to transfer to the subaccounts.

The interest rates in effect for the DCA fixed account when we receive your purchase payment are guaranteed for the length of the term. When you allocate an additional purchase payment to an existing DCA fixed account term, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account of the same term on the date we receive your purchase payment. For DCA fixed accounts with an initial term (or, in the case of an additional purchase payment, a remaining term) of less than twelve months, the net effective interest rates we credit to the DCA fixed account balance will be less than the declared annual effective rates.


--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  27

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the DCA fixed account for a six month term;

- the DCA fixed account for a twelve month term;

- the Portfolio Navigator model portfolio in effect;

- if no Portfolio Navigator model portfolio is in effect, to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.

If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:

- to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;

- to the Portfolio Navigator model portfolio then in effect;

- if no Portfolio Navigator model portfolio is in effect, then to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.

If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.

If you participate in a model portfolio, and you choose to change your participation to a different model portfolio while a DCA fixed account is in progress, we will allocate transfers from the DCA fixed account to your newly-elected model portfolio.

If your contract permits, and you discontinue your participation in a model portfolio while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account and the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the asset allocation model portfolio in effect, or if no asset allocation model portfolio is in effect, in accordance with your investment instructions to us to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of Your Contract -- Automated Dollar-Cost Averaging."

BUYING YOUR CONTRACT

Your investment professional will help you complete and submit an application and send it along with your initial purchase payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are age 85 or younger.

When you apply, you may select (if available):

- the one-year fixed account, the DCA fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- the length of the withdrawal charge schedule (5 or 7 years from our receipt of each purchase payment);

- a beneficiary;

- the optional Portfolio Navigator asset allocation program; and


--------------------------------------------------------------------------------
 28  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

- one of the following Death Benefits:

  - ROP Death Benefit; or

  - MAV Death Benefit.

In addition, you may also select:

ONE OF THE FOLLOWING OPTIONAL LIVING BENEFITS (ALL REQUIRE THE USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM):


- Accumulation Protector Benefit rider



- SecureSource - Single Life rider



- SecureSource - Joint Life rider


The contract provides for allocation of purchase payments to the one-year fixed account, the DCA fixed account and/or the subaccounts of the variable account in even 1% increments. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be allocated to the one-year fixed account if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

If your application is complete, we will process it and apply your purchase payment and any purchase payment credit to the one-year fixed account, the DCA fixed account and subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make additional purchase payments to nonqualified and qualified annuities until the retirement date, subject to the contract's allowable maximum total purchase payments.

THE RETIREMENT DATE
Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. Your selected date can align with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin. The retirement date may not be earlier than 13 months after the effective contract date.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:

- no later than the annuitant's 90th(1) birthday or the tenth contract anniversary, if purchased after age 80(1), or such other date as agreed upon by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, TO COMPLY WITH IRS REGULATIONS, THE RETIREMENT DATE GENERALLY MUST BE:

- for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 90th(1) birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

(1) Applies to contracts purchased on or after June 19, 2006. For all other contracts, the retirement date must be no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. Ask your investment professional which retirement date applies to you.


--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  29

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is more than one beneficiary, we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS
Purchase payment amounts and purchase payment timing may be limited under the terms of your contract or pursuant to state requirements.

MINIMUM INITIAL PURCHASE PAYMENT
  $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS
  $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS*
  $1,000,000


* This limit applies in total to all RiverSource Life of NY annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit Rider.



Effective Jan. 26, 2009, additional purchase payments to your variable annuity contract with a SecureSource rider, Guarantor Withdrawal Benefit for Life rider, Enhanced Guarantor Withdrawal Benefit rider, or Guarantor Withdrawal Benefit rider will be limited to $100,000 for the life of your contract. The limit does not apply to Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract issue date.


HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

REGULAR MAIL:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

PURCHASE PAYMENT CREDITS
As of June 19, 2006, we no longer offer purchase payment credits. Purchase payment credits are available if you purchased a contract with the seven-year withdrawal charge schedule before June 19, 2006. See Appendix F for a description of the purchase payment credits that apply to your policy.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


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 30  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value(1)

(1) For contracts purchased prior to Aug. 6, 2007, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in the contract year. In no instance will the charge from the fixed account exceed $30 in any contract year.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. We cannot increase these fees.

The mortality and expense risk fee you pay is based on the death benefit guarantee you select, whether the contract is a qualified annuity or a nonqualified annuity and the withdrawal charge schedule that applies to your contract.

                                                           QUALIFIED ANNUITIES     NONQUALIFIED ANNUITIES
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR CONTRACTS
PURCHASED ON OR AFTER JUNE 19, 2006
ROP Death Benefit                                                  0.90%                    1.05%
MAV Death Benefit                                                  1.10                     1.25
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR ALL OTHER
CONTRACTS
ROP Death Benefit                                                  1.00%                    1.15%
MAV Death Benefit                                                  1.20                     1.35
FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE
ROP Death Benefit                                                  1.20%                    1.35%
MAV Death Benefit                                                  1.40                     1.55


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.


--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  31

WITHDRAWAL CHARGE
If you withdraw all or part of your contract value before annuity payouts begin, we may deduct a withdrawal charge. As described below, a withdrawal charge applies to each purchase payment you make. The withdrawal charge lasts for 7 years or 5 years from our receipt of each purchase payment, depending on which withdrawal charge schedule you select when you purchase the contract (see "Expense Summary").


You may withdraw an amount during any contract year without a withdrawal charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the SecureSource rider, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider:




CONTRACTS WITHOUT SECURESOURCE RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER OR GUARANTOR WITHDRAWAL BENEFIT RIDER


The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary(1); or

- current contract earnings.



CONTRACTS WITH SECURESOURCE RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER


The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1);

- current contract earnings; or

- the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment.



CONTRACTS WITH GUARANTOR WITHDRAWAL BENEFIT RIDER


The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1);

- current contract earnings; or

- the Remaining Benefit Payment.

(1) We consider your initial purchase payment and any purchase payment credit to be the prior contract anniversary's contract value during the first contract year.

Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below.

A withdrawal charge will apply if the amount you withdraw includes any of your prior purchase payments that are still within their withdrawal charge schedule. To determine whether your withdrawal includes any of your prior purchase payments that are still within their withdrawal charge schedule, we withdraw amounts from your contract in the following order:

1. We withdraw the TFA first. We do not assess a withdrawal charge on the TFA.

2. We withdraw purchase payments not previously withdrawn, in the order you made them: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. By applying this "first-in, first-out" rule, we do not assess a withdrawal charge on purchase payments that we received prior to the number of years stated in the withdrawal charge schedule you select when you purchase the contract. We only assess a withdrawal charge on purchase payments that are still within the withdrawal charge schedule you selected.

EXAMPLE: Each time you make a purchase payment under the contract, a withdrawal charge schedule attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to the withdrawal charge schedule shown in your contract. (THE WITHDRAWAL CHARGE PERCENTAGES FOR THE 5-YEAR AND 7-YEAR WITHDRAWAL CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY" ABOVE.) For example, if you select the 7-Year withdrawal charge schedule, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 3%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a withdrawal charge as to that payment.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage (see "Expense Summary"), and then adding the total withdrawal charges.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request.

Note that the withdrawal charge is assessed against the original amount of your purchase payments that are subject to a withdrawal charge, even if your contract has lost value. This means that purchase payments withdrawn may be greater than the amount of contract value you withdraw.

For an example, see Appendix A.


--------------------------------------------------------------------------------
 32  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

WAIVER OF WITHDRAWAL CHARGES
We do not assess withdrawal charges for:

- withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;


- if you elected the SecureSource rider or Guarantor Withdrawal Benefit for Life rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;



- if you elected the Guarantor Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;


- required minimum distributions from a qualified annuity provided the amount is no greater than the required amount calculated under your specific contract currently in force; and


- contracts settled using an annuity payout plan* (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a withdrawal charge.)


- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

- amounts we refund to you during the free look period;* and

- death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Appendix F -- Purchase Payment Credits for Eligible Contracts.")

CONTINGENT EVENTS
- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal under this annuity payout plan we impose a withdrawal charge. This charge will vary based on your contract option and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in a table in the "Expense Summary." (See "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED


ACCUMULATION PROTECTOR BENEFIT RIDER FEE


We charge an annual fee of 0.80%(1) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the fee from the contract value on the contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.



Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the fee will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.



--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  33

Currently, the Accumulation Protector Benefit rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The Accumulation Protector Benefit rider charge will not exceed a maximum of 1.75%.



We will not change the Accumulation Protector Benefit rider charge after the rider effective date unless:


(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.


If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect. The waiting period for this rider will be restarted if you elect to change your model portfolio to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Optional Benefits -- Accumulation Protector Benefit Rider").


The fee does not apply after annuity payouts begin.


(1) For contracts purchased prior to Jan. 26, 2009, the current charge is 0.55%.


SECURESOURCE RIDER FEE

We charge an annual fee of 0.90%(1) based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. The rider fee is the same whether you select the SecureSource - Single Life rider or the SecureSource - Joint Life rider.


We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.

Once you elect a SecureSource rider, you may not cancel it and the fee will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the fee from the proceeds payable, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.


Currently the SecureSource rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The SecureSource rider charge will not exceed a maximum charge of 2.00%(1).


We will not change the SecureSource rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource rider charge will not change until the end of the waiting period. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your Portfolio Navigator model portfolio;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.


--------------------------------------------------------------------------------
 34  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

The fee does not apply after annuity payouts begin.


(1) For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65% and the maximum charge for Single Life rider and for Joint Life rider is 1.50%.


OPTIONAL BENEFITS -- PREVIOUSLY OFFERED


GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER FEE

We charge an annual fee of 0.65% of the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.


Once you elect the Guarantor Withdrawal Benefit for Life rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.



Currently the Guarantor Withdrawal Benefit for Life rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The Guarantor Withdrawal Benefit for Life rider charge will not exceed a maximum charge of 1.50%.



We will not change the Guarantor Withdrawal Benefit for Life rider charge after the rider effective date unless:



(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the Guarantor Withdrawal Benefit for Life rider charge will not change until the end of the waiting period. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your Portfolio Navigator model portfolio;


(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.


GUARANTOR WITHDRAWAL BENEFIT RIDER FEE

THIS FEE INFORMATION APPLIES TO BOTH RIDER A AND RIDER B (SEE APPENDIX H).

We charge an annual fee of 0.55% of contract value for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.


Once you elect the Guarantor Withdrawal Benefit rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.



Currently the Guarantor Withdrawal Benefit rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The Guarantor Withdrawal Benefit rider charge will not exceed a maximum charge of 1.50%.



--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  35

We will not change the Guarantor Withdrawal Benefit rider charge after the rider effective date unless:



(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to step up before the third contract anniversary, the Guarantor Withdrawal Benefit rider charge will not change until the third contract anniversary. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective step up or to elect to change your Portfolio Navigator model portfolio;


(b) you choose the elective spousal continuation step up under Rider A after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.


INCOME ASSURER BENEFIT RIDER FEE


We charge an annual fee for this optional feature only if you select it. We determine the fee by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit rider you select. There are three Income Assurer Benefit rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit is as follows:




                                                              MAXIMUM              CURRENT

Income Assurer Benefit - MAV                                    1.50%                0.30%

Income Assurer Benefit - 5% Accumulation Benefit Base           1.75                 0.60

Income Assurer Benefit - Greater of MAV or 5% Accumulation
Benefit Base                                                    2.00                 0.65




We deduct the fee from the contract value on your contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate Income Assurer Benefit fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.



Currently the Income Assurer Benefit rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate charge for each model portfolio but not to exceed the maximum charges shown above. We cannot change the Income Assurer Benefit charge after the rider effective date, unless you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the charge and/or charge a separate charge for each model portfolio. If you decide to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the charge, you will pay the charge that is in effect on the valuation date we receive your written request to change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect. The waiting period for the rider will be restarted if you elect to change your model portfolio to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Optional Benefits -- Income Assurer Benefit Riders"). The fee does not apply after annuity payouts begin or the Income Assurer Benefit terminates.


VALUING YOUR INVESTMENT

We value your accounts as follows:

THE FIXED ACCOUNT
THE FIXED ACCOUNT INCLUDES THE ONE-YEAR FIXED ACCOUNT AND THE DCA FIXED ACCOUNT.


--------------------------------------------------------------------------------
 36  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- the sum of your purchase payments and any purchase payment credits allocated to the one-year fixed account and the DCA fixed account, and transfer amounts to the one-year fixed account;

- plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:


  - Accumulation Protector Benefit rider;



  - SecureSource rider;



  - Guarantor Withdrawal Benefit for Life rider;



  - Guarantor Withdrawal Benefit rider;



  - Income Assurer Benefit rider;


SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial withdrawals;

- withdrawal charges;

and the deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the following optional benefits you have selected:


  - Accumulation Protector Benefit rider;



  - SecureSource rider;



  - Guarantor Withdrawal Benefit for Life rider;



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  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  37

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  - Guarantor Withdrawal Benefit rider; or



  - Income Assurer Benefit rider.


Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account to one or more subaccounts. You can also obtain the benefits of dollar-cost averaging by setting up an interest sweep strategy. Interest sweeps are a monthly transfer of the interest earned from the one-year fixed account into the subaccounts of your choice. If you participate in an interest sweep strategy the interest you earn on the one-year fixed account will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED
                                                     Jan       $100           $20           5.00
                                                     Feb        100            18           5.56
you automatically buy                                Mar        100            17           5.88
more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     Jun        100            18           5.56

                                                     Jul        100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

Dollar-cost averaging as described in this section is not available when a Portfolio Navigator model portfolio is in effect. However, subject to certain restrictions, dollar-cost averaging is available for use with a DCA fixed account. See the "DCA Fixed Account" and "Portfolio Navigator Asset Allocation Program" sections in this prospectus for details.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.


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 38  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

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You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable by us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

Different rules apply to asset rebalancing under a Portfolio Navigator model portfolio (see "Portfolio Navigator Asset Allocation Program" and "Appendix G:
Asset Allocation Program for Contracts Purchased Before June 19, 2006" below).

As long as you are not participating in a Portfolio Navigator model portfolio, asset rebalancing is available for use with the DCA fixed account (see "DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the DCA fixed account, you must terminate the asset rebalancing program or the DCA fixed account, as you may choose.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM
The Portfolio Navigator Asset Allocation Program (PN program) described in this section replaces the previously offered asset allocation program described in Appendix G for owners of all contracts purchased on or after June 19, 2006 and for contract owners who choose to move from the previously offered asset allocation program to the PN program or who add the PN program on or after June 19, 2006. The PN program is available for nonqualified annuities and for qualified annuities.


The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, and may include the one-year fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract purchased on or after June 19, 2006 includes an optional Accumulation Protector Benefit rider, SecureSource rider, Guarantor Withdrawal Benefit for Life rider or Income Assurer Benefit rider. If your contract does not include one of these riders, you also may elect to participate in the PN program. You should review any PN program information, including the terms of the PN program, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program.


SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of

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  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  39
allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential Conflicts of Interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.

POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role, RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the one-year fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life of NY nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the one-year fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.


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 40  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

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If you initially allocate qualifying purchase payments to the DCA fixed account, when available (see "DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the DCA fixed account into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the DCA fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes an optional Accumulation Protector Benefit rider, SecureSource rider or Guarantor Withdrawal Benefit for Life rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your rider. If your contract includes the SecureSource rider, we reserve the right to limit the number of model portfolio changes if required to comply with the written instructions of a Fund (see "Market Timing"). If your contract includes the SecureSource rider or the Guarantor Withdrawal Benefit for Life rider, we reserve the right to limit the number of model portfolios from which you can select, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept or when you take a withdrawal;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a

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  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  41
large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


PN PROGRAM UNDER THE ACCUMULATION PROTECTOR BENEFIT RIDER, SECURESOURCE RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER, GUARANTOR WITHDRAWAL BENEFIT RIDER OR INCOME ASSURER BENEFIT RIDER



If you purchase the optional Accumulation Protector Benefit rider, the optional SecureSource rider, the optional Guarantor Withdrawal Benefit for Life rider, the optional Guarantor Withdrawal Benefit rider or the optional Income Assurer Benefit rider, you are required to participate in the PN program under the terms of each rider.



- ACCUMULATION PROTECTOR BENEFIT RIDER: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the model portfolios. For contracts purchased on or after Jan. 26, 2009, you cannot select the Aggressive model portfolio as your model portfolio, or transfer to the Aggressive model portfolio while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period as does the requirement that you participate in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.



- SECURESOURCE RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER: The SecureSource rider and the Guarantor Withdrawal Benefit for Life rider require that your contract value be invested in one of the model portfolios for the life of the rider. Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select. Because you cannot terminate the SecureSource rider or the Guarantor Withdrawal Benefit for Life rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE SECURESOURCE RIDER OR THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.



- GUARANTOR WITHDRAWAL BENEFIT RIDER: Because the Guarantor Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Guarantor Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.



- INCOME ASSURER BENEFIT RIDER: You can terminate the Income Assurer Benefit rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. As long as the Income Assurer Benefit rider is in effect, your contract value must be invested in one of the model portfolios. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT RIDER IS IN EFFECT.


OPTIONAL PN PROGRAM


If you do not select the optional Accumulation Protector Benefit rider, the optional SecureSource rider, the optional Guarantor Withdrawal Benefit for Life rider, the optional Guarantor Withdrawal Benefit rider or the optional Income Assurer Benefit rider with your contract, you may elect to participate in the PN program.


You may elect the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN program will end. You may ask us in writing to allocate the variable subaccount portion of your contract value according to the percentage that you choose (see "Asset Rebalancing"). You can elect to participate in the PN program again at any time.

You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from the DCA fixed account (see "DCA Fixed Account"). Partial withdrawals do not cancel the PN program. Your

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 42  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

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participation in the PN program will terminate on the date you make a full withdrawal from your contract, on your retirement date or when your contract terminates for any reason.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while a Portfolio Navigator model portfolio is in effect.

You may transfer contract value from any one subaccount, the one-year fixed account or the DCA fixed account to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the one-year fixed account. You may not transfer contract value to the DCA fixed account.

The date your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer. The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. We reserve the right to further limit transfers to the one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.


- You may transfer contract values from the one-year fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. We reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- You may not transfer contract values from the subaccounts or the one-year fixed account into the DCA fixed account. However, you may transfer contract values from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, as described above. (See "DCA Fixed Account.")

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. When annuity payments begin, you must transfer all contract value out of your DCA accounts.

- We reserve the right to limit the number of transfers you may make in a contract year to 12.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  43

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automatic transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners, uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER, AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing

--------------------------------------------------------------------------------
 44 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our home office:

REGULAR MAIL:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555


EXPRESS MAIL:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your investment professional can help you set up automated transfers among your one-year fixed account or the subaccounts or automated partial withdrawals from the one-year fixed account, DCA fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- If a Portfolio Navigator model portfolio is in effect, you are not allowed to set up an automated transfer except in connection with a DCA fixed account (see "The Fixed Account -- DCA Fixed Account" and "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program").

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.


--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  45

MINIMUM AMOUNT
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

 3 BY PHONE

Call between 8 a.m. and 4:30 p.m. Eastern time:
(800) 504-0469

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request in good order at our home office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. If we receive your withdrawal request at our home office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay administrative charges, withdrawal charges or any applicable optional rider charges (see "Charges"), IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")



Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected a SecureSource rider, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the SecureSource rider, Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits").


In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see
"Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES
If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, the DCA fixed account and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value unless requested otherwise.(1) After executing a partial withdrawal, the value in the one-year fixed account and each subaccount must be either zero or at least $50.


(1) If you elected a SecureSource rider, you do not have the option to request from which account to withdraw.


RECEIVING PAYMENT
By regular or express mail:

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.


--------------------------------------------------------------------------------
 46  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:


  - the withdrawal amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.



In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.


The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - effective Jan. 1, 2009, the distribution is due to plan termination; or

  - effective Jan. 1, 2009, you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes")

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our home office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  47

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have an Income Assurer Benefit, the rider will terminate upon transfer of ownership of the annuity contract. The Accumulation Protector Benefit rider, the Guarantor Withdrawal Benefit for Life rider, and the Guarantor Withdrawal Benefit rider will continue upon transfer of ownership of the annuity contract (see "Optional Benefits").


BENEFITS IN CASE OF DEATH

You must select a death benefit at the time you purchase your contract. There are two death benefit options available under your contact:


- ROP Death Benefit; or



- MAV Death Benefit.



If both you and the annuitant are age 79 or younger at contract issue, you may select either death benefit. If either you or the annuitant are age 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that you elect in your contract on your contract's data page. The death benefit you elect determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")



Under both options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


For an example of how each death benefit is calculated, see Appendix C.

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:


                                                                              PW X DB
ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)  =  ---------
                                                                                 CV




  PW = the amount by which the contract value is reduced as a result of the partial withdrawal.


  DB = the death benefit on the date of (but prior to) the partial withdrawal.

  CV = contract value on the date of (but prior to) the partial withdrawal.

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a) current contract value; or


(b) total purchase payments and any purchase payment credits applied to the contract minus adjusted partial withdrawals.


Thereafter, we increase the MAV by any additional purchase payments and any purchase payment credits and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.


RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT


The ROP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments and any purchase payment credits, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, we will pay the beneficiary the greater of these two values, minus any applicable rider charges:


1. contract value; or


2. total purchase payments and any purchase payment credits applied to the contract minus adjusted partial withdrawals.


MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT


The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:


1. contract value;


2. total purchase payments and any purchase payment credits applied to the contract minus adjusted partial withdrawals; or


3. the MAV on the date of death.


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 48  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

IF YOU DIE BEFORE YOUR RETIREMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit, if selected, will terminate. The SecureSource - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force. The Accumulation Protector Benefit rider, the SecureSource Single Life rider, the Guarantor Withdrawal Benefit for Life rider, and the Guarantor Withdrawal Benefit rider, if selected, will continue (see "Optional Benefits").


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

Additionally, the optional SecureSource(SM) riders, if one is selected, will terminate.

QUALIFIED ANNUITIES
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


  Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit, if selected, will terminate. The SecureSource - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The Accumulation Protector Benefit rider, SecureSource Single Life rider, the Guarantor Withdrawal Benefit for Life rider and the Guarantor Withdrawal Benefit rider, if selected, will continue (see "Optional Benefits").


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five-year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.


  Additionally, the optional SecureSource riders, if one is selected, will terminate.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  49

OPTIONAL BENEFITS


THE ASSETS HELD IN OUR GENERAL ACCOUNT SUPPORT THE GUARANTEES UNDER YOUR CONTRACT, INCLUDING OPTIONAL DEATH BENEFITS AND OPTIONAL LIVING BENEFITS. TO THE EXTENT THAT WE ARE REQUIRED TO PAY YOU AMOUNTS IN ADDITION TO YOUR CONTRACT VALUE UNDER THESE BENEFITS, SUCH AMOUNTS WILL COME FROM OUR GENERAL ACCOUNT ASSETS. YOU SHOULD BE AWARE THAT OUR GENERAL ACCOUNT IS EXPOSED TO THE RISKS NORMALLY ASSOCIATED WITH A PORTFOLIO OF FIXED-INCOME SECURITIES, INCLUDING INTEREST RATE, OPTION, LIQUIDITY AND CREDIT RISK. THE FINANCIAL STATEMENTS CONTAINED IN THE SAI INCLUDE A FURTHER DISCUSSION OF THE RISKS INHERENT WITHIN THE INVESTMENTS OF THE GENERAL ACCOUNT.



OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED



ACCUMULATION PROTECTOR BENEFIT RIDER


The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit rider may provide a guaranteed contract value at the end of the specified waiting period on the benefit date, but not until then, under the following circumstances:



------------------------------------------------------------------------------------------------
                                                  THEN YOUR ACCUMULATION PROTECTOR BENEFIT RIDER
ON THE BENEFIT DATE, IF:                          BENEFIT IS:
------------------------------------------------------------------------------------------------
The Minimum Contract Accumulation Value           The contract value is increased on the benefit
(defined below) as determined under the           date to equal the Minimum Contract
Accumulation Protector Benefit rider is           Accumulation Value as determined under the
greater than your contract value,                 Accumulation Protector Benefit rider on the
                                                  benefit date.
------------------------------------------------------------------------------------------------
The contract value is equal to or greater than    Zero; in this case, the Accumulation Protector
the Minimum Contract Accumulation Value as        Benefit rider ends without value and no
determined under the Accumulation Protector       benefit is payable.
Benefit rider,
------------------------------------------------------------------------------------------------




If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: If you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.



You may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Protector Benefit may not be purchased with the optional SecureSource riders, Guarantor Withdrawal Benefit for Life rider, the Guarantor Withdrawal Benefit rider, or any Income Assurer Benefit rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. The Accumulation Protector Benefit(R) rider may not be available in all states.



You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:


- you must participate in the Portfolio Navigator program if you purchase a contract on or after June 19, 2006 with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If you selected this rider before June 19, 2006, you must participate in the asset allocation program (see "Appendix G: Asset Allocation Program for Contracts Purchased Before June 19, 2006"), however, you may elect to participate in the Portfolio Navigator program after June 19, 2006. The Portfolio Navigator program and the asset allocation program limits your choice of subaccounts and the one-year fixed account to those that are in the asset allocation model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider;


- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider;



- if you purchase this annuity as a qualified annuity, for example, an IRA, you may need to take partial withdrawals from your contract to satisfy the minimum distribution requirements of the Code (see "Taxes -- Qualified
  Annuities -- Required Minimum Distributions"). Partial withdrawals, including those used to satisfy required minimum distributions, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;



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- if you think you may withdraw all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;



- the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the elective step up option (described below) or your surviving spouse exercises the spousal continuation elective step up (described below); and



- the 10 year waiting period under the Accumulation Protector Benefit rider will be restarted if you elect to change model portfolios to one that causes the Accumulation Protector Benefit rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.



Be sure to discuss with your investment professional whether an Accumulation Protector Benefit rider is appropriate for your situation.



HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.


MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.


ADJUSTMENTS FOR PARTIAL WITHDRAWALS: The adjustment made for each partial withdrawal from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial withdrawal to the contract value on the date of (but immediately prior to) the partial withdrawal; and

(b) is the MCAV on the date of (but immediately prior to) the partial withdrawal.

WAITING PERIOD: The waiting period for the rider is 10 years.


The 10 year waiting period under the Accumulation Protector Benefit rider will be restarted on the latest contract anniversary if you elect to change asset allocation models to one that causes the Accumulation Protector Benefit rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.


Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and any purchase payment credits received within the first 180 days that the rider is effective. It is reduced by adjustments for any partial withdrawals made during the waiting period.

AUTOMATIC STEP UP
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Protector Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step

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up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

SPOUSAL CONTINUATION
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER
The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full withdrawal; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.

For an example, see Appendix C.

SECURESOURCE RIDERS
There are two optional SecureSource riders available under your contract:

- SecureSource - Single Life; or

- SecureSource - Joint Life.

The information in this section applies to both SecureSource riders, unless otherwise noted.

The SecureSource - Single Life rider covers one person. The SecureSource - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource rider is an optional benefit that you may select for an additional annual charge if(1):

- SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.

(1) The SecureSource riders are not available under an inherited qualified annuity.


The SecureSource rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:


- SINGLE LIFE: you have recovered at minimum all of your purchase payments or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below), even if the contract value is zero.

Your contract provides for annuity payouts to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payouts begin.


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The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.



Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:


(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment
    (GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).

Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 68, or the rider effective date if the younger covered spouse is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).

Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:

- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").


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The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

      JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

      (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

      (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).

      Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.


- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts and one-year fixed account (if included) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") You may allocate qualifying purchase payments and any purchase payment credits to the DCA fixed account, when available (see "DCA Fixed Account"), and we will make monthly transfers into the model portfolio you have chosen. You may make two elective model portfolio changes per contract year; we reserve the right to limit elective model portfolio changes if required to comply with the written instructions of a fund (see "Market Timing").


  You can allocate your contract value to any available model portfolio during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio to any available model portfolio.

  Immediately following a withdrawal your contract value will be reallocated to the target model portfolio as shown in your contract if your current model portfolio is more aggressive than the target model portfolio. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target model portfolio is currently the Moderate model. We reserve the right to change the target model portfolio to a model portfolio that is more aggressive than the current target model portfolio after 30 days written notice.


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  After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio to the target model portfolio or any model portfolio that is more conservative than the target model portfolio without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to a model portfolio that is more aggressive than the target model portfolio, your rider benefit will be reset as follows:

  (a) the total GBA will be reset to the lesser of its current value or the contract value; and

  (b) the total RBA will be reset to the lesser of its current value or the contract value; and

  (c) the ALP, if established, will be reset to the lesser of its current value or:

      - SINGLE LIFE: 6%;


      - JOINT LIFE: 5.5%,


      of the contract value; and

  (d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

  (e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not be less than zero; and

  (f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.

  You may request to change your model portfolio by written request on an authorized form or by another method agreed to by us.


- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Protector Benefit rider.



- NON-CANCELABLE: Once elected, the SecureSource rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).


- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.


  If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.



- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative additional purchase payments to $100,000. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".


- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:


- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Also, withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.



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- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix L for additional information.



- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, a SecureSource rider may be of limited value to you.



KEY TERMS AND PROVISIONS OF THE SECURESOURCE RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any withdrawal charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).


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- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up"
  headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.


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THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.


JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.


ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):
- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is:

- SINGLE LIFE: $300,000;

- JOINT LIFE: $275,000.

Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- SINGLE LIFE: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- JOINT LIFE: The ALP is established as 5.5% of the total RBA on the earliest of the following dates:

   (a) the rider effective date if the younger covered spouse has already reached age 68.

   (b) the rider anniversary on/following the date the younger covered spouse reaches age 68.


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   (c) upon the first death of a covered spouse, then

      (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 68; or

      (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 68; or

      (3) the rider anniversary on/following the date the surviving covered spouse reaches age 68.

   (d) Following dissolution of marriage of the covered spouses,

      (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 68; or

      (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 68.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

(a) less than or equal to the RALP -- the ALP remains unchanged.

(b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

of the contract value immediately following the withdrawal.


REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The RALP is established at the same time as the ALP, and:

   (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to:

      - SINGLE LIFE: 6%;

      - JOINT LIFE: 5.5%,

      of purchase payments.

   (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by:

   - SINGLE LIFE: 6%;


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   - JOINT LIFE: 5.5%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the purchase payment amount.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and the RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.


Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix E for additional information.


STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.


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The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

   (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

   (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the contract value on the step up date.

- The RALP will be reset as follows:

   (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

   (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH:

SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource - Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to the spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:


- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource(SM) - Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation

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  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  61
date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

   (a) receive the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

   (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 68, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

   (a) the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or.

   (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

   - SINGLE LIFE: covered person;

   - JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.


The SecureSource rider and the contract will terminate under either of the following two scenarios:


- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:
SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.


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If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:

SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.


- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any

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  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  63
  other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource(SM) rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION

The SecureSource rider cannot be terminated either by you or us except as follows:


1. SINGLE LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than your spouse continues the contract, or

   (b) your spouse does not use the spousal continuation provision of the contract to continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than a covered spouse continues the contract, or

   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.

OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED

If you bought a contract before August 6, 2007 with an optional living benefit, please use the following table to review the disclosure that applies to the optional living benefit rider you purchased. If you are uncertain as to which optional living benefit rider you purchased, ask your investment professional, or contact us at the telephone number or address shown on the first page of this prospectus.



---------------------------------------------------------------------------------------
                                                         DISCLOSURE FOR THIS BENEFIT
                        AND YOU SELECTED ONE OF THE      MAY BE
IF YOU PURCHASED        FOLLOWING OPTIONAL LIVING        FOUND IN THE FOLLOWING
A CONTRACT(1)...        BENEFITS...                      SECTION:
---------------------------------------------------------------------------------------
Before June 20, 2005    Guarantor Withdrawal Benefit     Appendix I
                        ("Rider B")
---------------------------------------------------------------------------------------
June 20, 2005 - June    Guarantor Withdrawal Benefit     Appendix I
18, 2006                ("Rider A")
---------------------------------------------------------------------------------------
June 19,                Guarantor Withdrawal Benefit     Appendix H
2006 - August 5,        for Life
2007
---------------------------------------------------------------------------------------
Before May 1, 2007      Income Assurer Benefit           Appendix J
---------------------------------------------------------------------------------------




(1) Your actual contract and any riders are the controlling documents. If you are uncertain which rider you have, please contact your investment professional or us.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout

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

arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The DCA fixed account is not available during this period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 5.0% investment rate for the 3.5% Table A. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 3.5% assumed interest rate results in a lower initial payout, but later payouts will increase more quickly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose an annuity payout plan by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit rider.


- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.


- PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: (under the Income Assurer Benefit rider: you may select life annuity with ten or 20 years certain): We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.



- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: (not available under the Income Assurer Benefit rider): We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


- PLAN D

  - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


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  - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.


- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception: If you have an Income Assurer Benefit rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will vary between 5.90% and 7.85% depending on the applicable contract option and the applicable assumed investment rate. (See
  "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")



- GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH A SECURESOURCE RIDER, THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE OR GUARANTOR WITHDRAWAL BENEFIT RIDERS): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- SecureSource Riders", "Appendix H: Guarantor Withdrawal Benefit for Life Rider" or "Appendix I: Guarantor Withdrawal Benefit Rider"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution (or deemed distribution) from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.



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

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.


ANNUITY PAYOUTS: Generally, unlike withdrawals, the taxation of annuity payouts are subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWALS: Generally, if you withdraw all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full withdrawal) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a withdrawal for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


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




1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies and annuity contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment or annuity contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For exchanges after 2009, a life insurance policy, annuity or endowment contract or a qualified long-term care insurance contract may be exchanged for a qualified long-term care insurance contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable withdrawal on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any withdrawals from either contract.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


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If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.


The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.



In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.



State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  69

RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or


- in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


--------------------------------------------------------------------------------
 70  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.


- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.


PAYMENTS WE MAKE TO SELLING FIRMS
- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.00% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.

- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

  - providing service to contract owners; and

  - funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS
We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and making a withdrawal from the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

- revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including withdrawal charges; and

- fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.


--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  71

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS

- The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

- To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
RiverSource Life of NY issues the contracts. We are located at 20 Madison Avenue Extension, Albany, NY 12203 and are a wholly-owned subsidiary of RiverSource Life Insurance Company which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.


RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



--------------------------------------------------------------------------------
 72  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

                                   APPENDICES

                   TABLE OF CONTENTS AND CROSS-REFERENCE TABLE


APPENDIX NAME                               PAGE #    CROSS-REFERENCE                             PAGE #
Appendix A: Example -- Withdrawal                     Charges -- Withdrawal Charge
Charges                                     p.   74                                               p.   32
Appendix B: Example -- Death Benefits       p.   79   Benefits in Case of Death                   p.   48
Appendix C: Example -- Accumulation                   Optional Benefits -- Accumulation
Protector Benefit Rider                     p.   80   Protector Benefit Rider                     p.   50
Appendix D: Example -- SecureSource                   Optional Benefits -- SecureSource Riders
Riders                                      p.   81                                               p.   52
Appendix E: SecureSource                              Optional Benefits -- SecureSource Riders
Riders -- Additional RMD Disclosure         p.   85                                               p.   52
Appendix F: Purchase Payment Credits for              Buying Your Contract -- Purchase Payment
Eligible Contracts                          p.   86   Credits                                     p.   30
Appendix G: Asset Allocation Program for              N/A
Contracts Purchased Before June 19, 2006    p.   87
Appendix H: Guarantor Withdrawal Benefit              N/A
for Life Rider Disclosure                   p.   88
Appendix I: Guarantor Withdrawal Benefit              N/A
Rider Disclosure                            p.  101
Appendix J: Income Assurer Benefit                    N/A
Riders                                      p.  109
Appendix K: Condensed Financial                       Condensed Financial Information
Information (Unaudited)                     p.  118   (Unaudited)                                 p.   14



The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, DCA fixed account, and one-year fixed account and the fees and charges that apply to your contract.

The examples of death benefits and optional riders in appendices B through D and H through J include a partial withdrawal to illustrate the effect of a partial withdrawal on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial withdrawals from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  73

APPENDIX A: EXAMPLE -- WITHDRAWAL CHARGES

For purposes of calculating any withdrawal charge, including the examples illustrated below, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling:


   - up to 10% of your prior anniversary's contract value or your contract's remaining benefit payment if you elected the Guarantor Withdrawal Benefit rider and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.



   - up to 10% of your prior anniversary's contract value or the greater of your contract's remaining benefit payment or remaining annual lifetime payment if you elected a SecureSource rider or the Guarantor Withdrawal Benefit for Life rider, and the greater of your RALP and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.


2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

       PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, the one-year fixed account or the DCA fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.

The examples below show how the withdrawal charge for a full and partial withdrawal is calculated for a contract with a seven-year withdrawal charge schedule. Each example illustrates the amount of the withdrawal charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.


--------------------------------------------------------------------------------
 74  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
--------------------------------------------------------------------------------

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment;

- During the fourth contract year you withdraw the contract for its total value. The withdrawal charge percentage in the fourth year after a purchase payment 7.0%; and

- You have made no prior withdrawals.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                     Contract value just prior to withdrawal:        60,000.00             40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00
WE CALCULATE THE WITHDRAWAL CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of withdrawal
          as:
                Contract value just prior to withdrawal (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously
                                           withdrawn (PPNPW):        50,000.00             50,000.00
                                                                     ---------             ---------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00
STEP 2.   Next, we determine the Total Free Amount (TFA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                     ---------             ---------
                                TFA (but not less than zero):        10,000.00              4,200.00
STEP 3.   Next we determine ACV, the amount by which the
          contract value withdrawn exceeds earnings.
                                    Contract value withdrawn:        60,000.00             40,000.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                     ---------             ---------
                                ACV (but not less than zero):        50,000.00             40,000.00

STEP 4.   Next we determine XSF, the amount by which 10% of
          the prior anniversary's contract value exceeds
          earnings.
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                     ---------             ---------
                                XSF (but not less than zero):             0.00              4,200.00

STEP 5. Now we can determine how much of the PPNPW is being withdrawn (PPW) as follows:

          PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW -
          XSF)
                                            XSF from Step 4 =             0.00              4,200.00
                                            ACV from Step 3 =        50,000.00             40,000.00
                                             CV from Step 1 =        60,000.00             40,000.00
                                            TFA from Step 2 =        10,000.00              4,200.00
                                          PPNPW from Step 1 =        50,000.00             50,000.00
                                                                     ---------             ---------
                                                        PPW =        50,000.00             50,000.00


--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  75

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
STEP 6.   We then calculate the withdrawal charge as a
          percentage of PPW. Note that for a contract with a
          loss, PPW may be greater than the amount you
          request to withdraw:
                                                         PPW:        50,000.00             50,000.00
                                                    less XSF:             0.00              4,200.00
                                                                     ---------             ---------
                amount of PPW subject to a withdrawal charge:        50,000.00             45,800.00
                    multiplied by the withdrawal charge rate:           x 7.0%                x 7.0%
                                                                     ---------             ---------
                                           withdrawal charge:         3,500.00              3,206.00
STEP 7.   The dollar amount you will receive as a result of
          your full withdrawal is determined as:
                                    Contract value withdrawn:        60,000.00             40,000.00
                                           WITHDRAWAL CHARGE:        (3,500.00)            (3,206.00)
             Contract charge (assessed upon full withdrawal):           (40.00)               (40.00)
                                                                     ---------             ---------
                                NET FULL WITHDRAWAL PROCEEDS:        56,460.00             36,754.00




--------------------------------------------------------------------------------
 76  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

PARTIAL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:
ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial withdrawal of $15,000.00. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior withdrawals.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------

                                                                 CONTRACT WITH GAIN    CONTRACT WITH LOSS
                     Contract value just prior to withdrawal:         60,000.00             40,000.00
                         Contract value on prior anniversary:         58,000.00             42,000.00


We determine the amount of contract value that must be withdrawn in order for the net partial withdrawal proceeds to match the amount requested. We start with an estimate of the amount of contract value to withdraw and calculate the resulting withdrawal charge and net partial withdrawal proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to withdraw that generates the desired net partial withdrawal proceeds.

WE CALCULATE THE WITHDRAWAL CHARGE FOR EACH ESTIMATE AS
  FOLLOWS:

----------------------------------------------------------------------------------------------------------

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of withdrawal
          as:
                Contract value just prior to withdrawal (CV):          60,000.00             40,000.00
           Less purchase payments received and not previously
                                           withdrawn (PPNPW):          50,000.00             50,000.00
                                                                       ---------             ---------
           Earnings in the contract (but not less than zero):          10,000.00                  0.00
STEP 2.   Next, we determine the Total Free Amount (TFA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:          10,000.00                  0.00
               10% of the prior anniversary's contract value:           5,800.00              4,200.00
                                                                       ---------             ---------
                                TFA (but not less than zero):          10,000.00              4,200.00
STEP 3.   Next we determine ACV, the amount by which the
          contract value withdrawn exceeds earnings.
                                    Contract value withdrawn:          15,376.34             16,062.31
                               Less earnings in the contract:          10,000.00                  0.00
                                                                       ---------             ---------
                                ACV (but not less than zero):           5,376.34             16,062.31
STEP 4.   Next we determine XSF, the amount by which 10% of
          the prior anniversary's contract value exceeds
          earnings.
               10% of the prior anniversary's contract value:           5,800.00              4,200.00
                               Less earnings in the contract:          10,000.00                  0.00
                                                                       ---------             ---------
                                XSF (but not less than zero):               0.00              4,200.00
STEP 5.   Now we can determine how much of the PPNPW is being
          withdrawn (PPW) as follows:

          PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW -
          XSF)
                                            XSF from Step 4 =               0.00              4,200.00
                                            ACV from Step 3 =           5,376.34             16,062.31
                                             CV from Step 1 =          60,000.00             40,000.00
                                            TFA from Step 2 =          10,000.00              4,200.00
                                          PPNPW from Step 1 =          50,000.00             50,000.00
                                                                       ---------             ---------
                                                        PPW =           5,376.34             19,375.80



--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  77

                                                                  CONTRACT WITH GAIN    CONTRACT WITH LOSS
STEP 6.   We then calculate the withdrawal charge as a
          percentage of PPW. Note that for a contract with a
          loss, PPW may be greater than the amount you
          request to withdraw:
                                                         PPW:           5,376.34             19,375.80
                                                    less XSF:               0.00              4,200.00
                                                                       ---------             ---------
                amount of PPW subject to a withdrawal charge:           5,376.34             15,175.80
                    multiplied by the withdrawal charge rate:              x 7.0%                x 7.0%
                                                                       ---------             ---------
                                           withdrawal charge:             376.34              1,062.31
STEP 7.   The dollar amount you will receive as a result of
          your partial withdrawal is determined as:
                                    Contract value withdrawn:          15,376.34             16,062.31
                                           WITHDRAWAL CHARGE:            (376.34)            (1,062.31)
                                                                       ---------             ---------
                             NET PARTIAL WITHDRAWAL PROCEEDS:          15,000.00             15,000.00




--------------------------------------------------------------------------------
 78  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

APPENDIX B: EXAMPLE -- DEATH BENEFITS

EXAMPLE -- ROP DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $20,000; and

- on the first contract anniversary you make an additional purchase payment of $5,000; and

- During the second contract year the contract value falls to $22,000 and you take a $1,500 (including withdrawal charge) partial withdrawal; and

- During third contract year the contract value grows to $23,000.

WE CALCULATE THE ROP DEATH BENEFIT AS FOLLOWS:
1. Contract value at death:                                                            $23,000.00
                                                                                       ----------
2. Purchase payments minus adjusted partial withdrawals:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial withdrawals calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,704.54
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------




  THE ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:
  $23,295.45

EXAMPLE -- MAV DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000; and

- on the first contract anniversary the contract value grows to $26,000; and

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including withdrawal charge) partial withdrawal, leaving a contract value of $20,500.

WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $20,500.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,704.55
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------
3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
         Greatest of your contract anniversary values:                                 $26,000.00
         plus purchase payments made since the prior anniversary:                           +0.00
         minus the death benefit adjusted partial withdrawals, calculated as:
         $1,500 x $26,000
         ----------------  =                                                            -1,772.73
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $24,227.27
                                                                                       ----------




  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH
  IS THE MAV:                                                         $24,227.27


--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  79

APPENDIX C: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT(R) RIDER


The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.



The example assumes:



- You purchase the contract with a seven-year withdrawal schedule (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.



- You make no additional purchase payments.



- You do not exercise the Elective Step-up option.



- The Accumulation Benefit rider fee is 0.80%.



END OF
CONTRACT       ASSUMED NET       PARTIAL WITHDRAWAL          ADJUSTED                       ACCUMULATION
YEAR         RATE OF RETURN     (BEGINNING OF YEAR)     PARTIAL WITHDRAWAL       MCAV      BENEFIT AMOUNT     CONTRACT VALUE
--------     --------------     -------------------     ------------------     -------     --------------     --------------
1                  12%                     0                       0           100,000              0             111,104
2                  15%                     0                       0           101,398              0             126,747
3                   3%                     0                       0           103,604              0             129,505
4                  -8%                     0                       0           103,604              0             118,192
5                 -15%                     0                       0           103,604              0              99,634
6                  20%                 2,000                   2,080           101,525              0             116,224
7                  15%                     0                       0           106,071              0             132,588
8                 -10%                     0                       0           106,071              0             118,375
9                 -20%                 5,000                   4,480           101,590              0              89,851
10                -12%                     0                       0           101,590         23,334              78,256





--------------------------------------------------------------------------------
 80  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

APPENDIX D: EXAMPLE -- SECURESOURCE(R) RIDERS


EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A
0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A
1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A
2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A
5                   0             0           75,000         90,000       90,000      6,300      6,300       5,400(2)    5,400(2)
5.5                 0         5,400           70,000         90,000       84,600      6,300        900       5,400           0
6                   0             0           69,000         90,000       84,600      6,300      6,300       5,400       5,400
6.5                 0         6,300           62,000         90,000       78,300      6,300          0       3,720(3)        0
7                   0             0           64,000         90,000       78,300      6,300      6,300       3,840       3,840
7.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       3,060(4)        0
8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or model portfolio changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(2) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  81

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 68.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 68 and is the new covered person.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000
1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)
2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)
3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)
3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0
4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900
4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0
5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200
5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0
6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500
6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,600(5)    6,600(5)
7                   0             0          105,000        125,000      125,000      8,750      8,750       6,600       6,600


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.


--------------------------------------------------------------------------------
 82  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 62 and your spouse is age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A
0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A
1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A
2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A
6                   0             0           75,000         90,000       90,000      6,300      6,300       4,950(2)    4,950(2)
6.5                 0         4,950           70,000         90,000       85,050      6,300      1,350       4,950           0
7                   0             0           69,000         90,000       85,050      6,300      6,300       4,950       4,950
7.5                 0         6,300           62,000         90,000       78,750      6,300          0       3,410(3)        0
8                   0             0           64,000         90,000       78,750      6,300      6,300       3,520       3,520
8.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       2,805(4)        0
9                   0             0           55,000         55,000       55,000      3,850      3,850       3,025       3,025
9.5                 0             0           54,000         55,000       55,000      3,850      3,850       3,025       3,025
10                  0             0           52,000         55,000       55,000      3,850      3,850       3,025       3,025


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,025 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(2) The ALP and RALP are established on the contract anniversary date following the date the younger covered spouse reaches age 68 as 5.5% of the RBA.
(3) The $6,300 withdrawal is greater than the $4,950 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,520 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  83

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract

- You are age 71 and your spouse is age 70.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $5,500      $5,500
1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    5,775       5,500(1)
2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,050       5,500(1)
3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,050       6,050(2)
3.5                 0         6,050          110,000        110,000      103,950      7,700      1,650       6,050           0
4                   0             0          115,000        115,000      115,000      8,050      8,050       6,325       6,325
4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,325(3)        0
5                   0             0          120,000        120,000      120,000      8,400      8,400       6,600       6,600
5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       6,600(4)        0
6                   0             0          125,000        125,000      125,000      8,750      8,750       6,875       6,875
6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,875       6,875
7                   0             0          105,000        125,000      125,000      8,750      8,750       6,875       6,875


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,875 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,325 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $6,600 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
 84  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

APPENDIX E: SECURESOURCE(R) RIDERS -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under a SecureSource rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.

For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

    - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.
    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.
    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.
    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.
    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.
    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource rider.

(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.
    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1) determined by us each calendar year;

(2) based solely on the value of the contract to which the SecureSource rider is attached as of the date we make the determination;

(3) based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(4) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

      1. an individual retirement annuity (Section 408(b));
      2. a Roth individual retirement account (Section 408A);



      3. a Simplified Employee Pension plan (Section 408(k));


      4. a tax-sheltered annuity rollover (Section 403(b)).




In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your SecureSource rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

Please contact your tax advisor about the impact of those rules prior to purchasing the SecureSource rider.


--------------------------------------------------------------------------------
  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  85

APPENDIX F: PURCHASE PAYMENT CREDITS FOR ELIGIBLE CONTRACTS

Contracts with a seven-year withdrawal charge schedule purchased before June 19, 2006 will receive a purchase payment credit for any purchase payment made to the contract.

We apply a credit to your contract of 1% of your current purchase payment. We apply this credit immediately. We allocate the credit to the one-year fixed account and the subaccounts in the same proportions as your purchase payment.

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.


--------------------------------------------------------------------------------
 86  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

APPENDIX G: ASSET ALLOCATION PROGRAM FOR CONTRACTS PURCHASED BEFORE JUNE 19,
2006

ASSET ALLOCATION PROGRAM

For contracts purchased before June 19, 2006, we offered an asset allocation program called Portfolio Navigator. You could elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit rider, Guarantor Withdrawal Benefit rider or Income Assurer Benefit rider, you are required to participate in the asset allocation program under the terms of the rider.


This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the one-year fixed account (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the one-year fixed account that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts and/or one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.

Under the asset allocation program, the subaccounts and/or the one-year fixed account (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts and/or the one-year fixed account (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

- substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.


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APPENDIX H: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER --  DISCLOSURE

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER
The Guarantor Withdrawal Benefit for Life(R) rider is an optional benefit that you may select for an additional annual charge if(1):

- you purchase your contract on or after June 19, 2006; and

- you and the annuitant are 80 or younger on the date the contract is issued.

(1) The Guarantor Withdrawal Benefit for Life(R) rider is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit for Life(R) rider when you purchase your contract. The rider effective date will be the contract issue date.

The Guarantor Withdrawal Benefit for Life(R) rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payments to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payments begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payments begin.

The Guarantor Withdrawal Benefit for Life(R) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the Guarantor Withdrawal Benefit for Life(R) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA [under the basic withdrawal benefit] is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment
    (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit for Life(R) rider guarantees that you may take the following partial withdrawal amounts each contract year:

- After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

- During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;


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- During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;

If you withdraw less than allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below). Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the lifetime withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the Guarantor Withdrawal Benefit for Life(R) rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below). Unless there has been a spousal continuation or ownership change, any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit for Life(R) rider will terminate.

- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts and the one-year fixed account (if included) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account (if included) that are available under the contract to contract owners who do not

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  elect this rider. (See "Making the Most of Your Contract -- Portfolio
  Navigator Asset Allocation Program.") You may allocate purchase payments and any purchase payment credits to the DCA fixed account, when available, and we will make monthly transfers into the model portfolio you have chosen. Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.



- LIMITATIONS ON PURCHASE PAYMENTS: We may also restrict cumulative additional purchase payments to $100,000. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments."



- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit for Life rider, you may not elect the Accumulation Protector Benefit rider.



- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.


- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. Additionally, RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

  (1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

       - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

       - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

       - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life(R) rider.

  (2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

       - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

       - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.


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       - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life(R) rider.

  (3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

       - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

       - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

  The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

  (1) determined by us each calendar year;

  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit for Life(R) rider is attached as of the date we make the determination; and

  (3) is otherwise based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).

  We reserve the right to modify this administrative practice at any time and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life(R) rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, the Guarantor Withdrawal Benefit for Life(R) rider may be of limited value to you.

KEY TERMS AND PROVISIONS OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER ARE DESCRIBED BELOW:
PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a full withdrawal of the contract. The partial withdrawal amount is a gross amount and will include any withdrawal charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

The GBA is determined at the following times, calculated as described:

- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that

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  purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

   (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

The RBA is determined at the following times, calculated as described:

- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and the each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above).

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The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

The GBP is determined at the following times, calculated as described:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

The RBP is determined at the following times, calculated as described:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCEDURES AND RBA EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The Covered Person is the oldest contract owner or annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero,

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under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68, and:

   (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.

   (b) At any other time -- the RALP is established equal to the ALP.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCEDURES ARE APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is the life expectancy RMD for this contract alone, and


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- The RMD amount is based on the requirements of the Code section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the after close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP or RALP do not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit for Life(R) rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA, and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.


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- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will not be less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less any withdrawals made in the contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or their investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the after close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

The spousal continuation step up is subject to the following rules:

- If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:

    (a) receive the remaining schedule of GBPs until the RBA equals zero; or

    (b) wait until the rider anniversary on/following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

    We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to the RALP. In this scenario, you can choose to receive:

    (a) the remaining schedule of GBPs until the RBA equals zero; or

    (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

    We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.


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4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The Guarantor Withdrawal Benefit for Life(R) rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP and the RBP. This is full withdrawal of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Guaranteed Withdrawal Benefit Annuity Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.


CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.


- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payment multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of

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

  the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit for Life(R) rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.


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RIDER TERMINATION
The Guarantor Withdrawal Benefit for Life(R) rider cannot be terminated either by you or us except as follows:

1. Annuity payouts under an annuity payout plan will terminate the rider.

2. Termination of the contract for any reason will terminate the rider.

EXAMPLES OF GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R)

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. Your age is 63.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A
0.5                 0         7,000           92,000        100,000       93,000      7,000          0         N/A         N/A
1                   0             0           91,000        100,000       93,000      7,000      7,000         N/A         N/A
1.5                 0         7,000           83,000        100,000       86,000      7,000          0         N/A         N/A
2                   0             0           81,000        100,000       86,000      7,000      7,000         N/A         N/A
5                   0             0           75,000        100,000       86,000      7,000      7,000       5,160(1)    5,160(1)
5.5                 0         5,160           70,000        100,000       80,840      7,000      1,840       5,160           0
6                   0             0           69,000        100,000       80,840      7,000      7,000       5,160       5,160
6.5                 0         7,000           62,000        100,000       73,840      7,000          0       3,720(2)        0
7                   0             0           70,000        100,000       73,840      7,000      7,000       4,200       4,200
7.5                 0        10,000           51,000         51,000(3)    51,000(3)   3,570          0       3,060(3)        0
8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68.
(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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EXAMPLE #2: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE
PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 68.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000
1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)
2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)
3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)
3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0
4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900
4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0
5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200
5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0
6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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

APPENDIX I: GUARANTOR(R) WITHDRAWAL BENEFIT RIDER DISCLOSURE

GUARANTOR(R) WITHDRAWAL BENEFIT RIDER
We have offered two versions of the Guarantor(R) Withdrawal Benefit that have been referred to in previous disclosure as Rider A and Rider B. The description of the Guarantor(R) Withdrawal Benefit in this section applies to both Rider A and Rider B, unless noted otherwise. These riders are no longer available for purchase.

The Guarantor(R) Withdrawal Benefit is an optional benefit that was offered for an additional annual charge if(1):

RIDER A
- you purchase your contract on or after June 20, 2005 and prior to June 19, 2006; and

- you and the annuitant were 79 or younger on the date the contract was issued.

RIDER B
- you purchased your contract prior to June 20, 2005;

- you and the annuitant were 79 or younger on the date the contract was issued.

(1) The Guarantor(R) Withdrawal Benefit is not available under an inherited qualified annuity.

You must elect the Guarantor(R) Withdrawal Benefit rider when you purchase your contract (original rider). The original rider you receive at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.

We will offer you the option of replacing the original rider with a new Guarantor(R) Withdrawal Benefit (enhanced rider), if available in your state. The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.

The Guarantor(R) Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a withdrawal charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments and purchase payment credits for the first three years, and the GBP in all other years.

If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;

- the guaranteed benefit amount will be adjusted as described below; and

- the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Charges -- Withdrawal Charge"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Withdrawals").

Once elected, the Guarantor(R) Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor(R) Withdrawal Benefit rider, you may not select an Income Assurer Benefit(R) rider or the Accumulation Protector Benefit(R) rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

You should consider whether the Guarantor(R) Withdrawal Benefit is appropriate for you because:

- USE OF ASSET ALLOCATION PROGRAM REQUIRED: You must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"), however, you may elect to participate in the Portfolio Navigator program after June 19, 2006 (see "Making the Most of Your
  Contract -- Portfolio Navigator Asset Allocation Program"). The

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





  Portfolio Navigator program and the asset allocation program limit your choice of subaccounts and one-year fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. You may allocate purchase payments and any purchase payment credits to the DCA fixed account, when available, and we will make monthly transfers into the model portfolio you have chosen.



- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, the Guarantor Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation;



- LIMITATIONS ON PURCHASE PAYMENTS: We limit the cumulative amount of additional purchase payments to $100,000. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments."



- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.


- INTERACTION WITH THE TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than GBP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP is subject to the excess withdrawal procedures for the GBA and RBA described below.

You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income;

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD. If you make a withdrawal in any contract year to satisfy an RMD, this may constitute an excess withdrawal, as defined below, and the excess withdrawal procedures described below will apply. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal.

  For owners subject to RMD rules under Section 401(a)(9), our current administrative practice under both the original and enhanced rider is to allow amounts you withdraw to satisfy these rules without applying prompt excess withdrawal processing under the terms of the rider, subject to the following rules:

  (1) If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.

  (2) Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

  (3) Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.


  (4) Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor Withdrawal Benefit rider.


  The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

  (1) determined by us each calendar year;


  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit rider is attached as of the date we make the determination; and


  (3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).


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

  We reserve the right to modify our administrative practice described above and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor(R) Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.

  RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the GBA remains unchanged. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

  (c) under the original rider in a contract year after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

GBA EXCESS WITHDRAWAL PROCEDURE
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;


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

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

   (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

   (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

   (c) under the original rider after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

RBA EXCESS WITHDRAWAL PROCEDURE
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT
Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.

Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

RIDER A: Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA, or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

RIDER B: Under both the original and enhanced riders, the GBP is the lesser of
(a) 7% of the GBA; or (b) the RBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

REMAINING BENEFIT PAYMENT
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.

Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.


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The elective step up is subject to the following rules:

- if you do not take any withdrawals during the first three contract years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three contract years, the annual elective step up will not be available until the third contract anniversary;

- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings above; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

RIDER A: You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the valuation date we receive your written request to step up.

- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up less any withdrawals made during that contract year.

RIDER B: You may only step up if your contract anniversary value is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the contract anniversary.

- The RBA will be increased to an amount equal to the contract anniversary value.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract anniversary value.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP and RBP, and may extend the payment period or increase allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

- If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the first three contract years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;

- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.


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The annual step up will be determined as follows:

- The RBA will be increased to an amount equal to the contract value on the step up date.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.

- The GBP will be calculated as described earlier, but based on the increased GBA and RBA.

- The RBP will be reset as follows:

   (a) Prior to any withdrawals during the first three years, the RBP will not be affected by the step up.

   (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but not less than zero.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up. When a spouse elects to continue the contract, any rider feature processing particular to the first three years of the contract as described in this prospectus no longer applies. The GBA, RBA and GBP values remain unchanged. The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

RIDER A: A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date. If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RIDER B: A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up. Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION
Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor(R) Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.


--------------------------------------------------------------------------------
 106  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

IF CONTRACT VALUE REDUCES TO ZERO
If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

- you will be paid according to the annuity payout option described above;

- we will no longer accept additional purchase payments;

- you will no longer be charged for the rider;

- any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor(R) Withdrawal Benefit rider and the contract will terminate.

EXAMPLE OF THE GUARANTOR(R) WITHDRAWAL BENEFIT (APPLIES TO RIDER A AND RIDER B)

ASSUMPTION:
- You purchase the contract with a payment of $100,000.


  The Guaranteed Benefit Amount (GBA) equals your purchase payment:       $100,000
  The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
     0.07 x $100,000 =                                                    $  7,000
- The Remaining Benefit Amount (RBA) equals your purchase payment:        $100,000
  On the first contract anniversary the contract value grows to
  $110,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                             $110,000
  The GBA equals 100% of your contract value:                             $110,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $110,000 =                                                    $  7,700
- During the fourth contract year you decide to take a partial withdrawal of $7,700.
  You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
     $110,000 - $7,700 =                                                  $102,300
  The GBA equals the GBA immediately prior to the partial withdrawal:     $110,000
  The GBP equals 7% of your GBA:
     0.07 x $110,000 =                                                    $  7,700
- On the fourth contract anniversary you make an additional purchase payment of $50,000.
  The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment:
     $102,300 + $50,000 =                                                 $152,300
- The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment:
     $110,000 + $50,000 =                                                 $160,000
- The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:
     $7,700 + $3,500 =                                                    $ 11,200
- On the fifth contract anniversary your contract value grows to
  $200,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                             $200,000
  The GBA equals 100% of your contract value:                             $200,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $200,000 =                                                    $ 14,000



--------------------------------------------------------------------------------
 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  107

- During the seventh contract year your contract value grows to
  $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial
          withdrawal;
         $230,000 - $20,000 =                                             $210,000
         OR
     (2) your prior RBA less the amount of the partial withdrawal.
         $200,000 - $20,000 =                                             $180,000
  Reset RBA = lesser of (1) or (2) =                                      $180,000
- The GBA gets reset to the lesser of:
     (1) your prior GBA                                                   $200,000
         OR
     (2) your contract value immediately following the partial
          withdrawal;
         $230,000 - $20,000 =                                             $210,000
  Reset GBA = lesser of (1) or (2) =                                      $200,000
  The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $200,000 =                                                $ 14,000
- During the eighth contract year your contract value falls to
  $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial
          withdrawal;
         $175,000 - $25,000 =                                             $150,000
         OR
     (2) your prior RBA less the amount of the partial withdrawal.
         $180,000 - $25,000 =                                             $155,000
  Reset RBA = lesser of (1) or (2) =                                      $150,000
- The GBA gets reset to the lesser of:
     (1) your prior GBA;                                                  $200,000
         OR
     (2) your contract value immediately following the partial
          withdrawal;
         $175,000 - $25,000 =                                             $150,000
  Reset GBA = lesser of (1) or (2) =                                      $150,000
  The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $150,000 =                                                $ 10,500





--------------------------------------------------------------------------------
 108  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

APPENDIX J : INCOME ASSURER BENEFIT(R) RIDERS

INCOME ASSURER BENEFIT(R) RIDERS
The following three optional Income Assurer Benefit(R) riders were available under your contract if you purchased your contract prior to May 1, 2007. These riders are no longer available for purchase.

- Income Assurer Benefit(R) - MAV;

- Income Assurer Benefit(R) - 5% Accumulation Benefit Base; or

- Income Assurer Benefit(R) - Greater of MAV or 5% Accumulation Benefit Base.

The Income Assurer Benefit(R) riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit(R) rider.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFIT(R) RIDERS IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit(R) rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit(R). Your annuitization payout will never be less than that provided by your contract value.

EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under contract data and will include the RiverSource Variable Portfolio - Cash Management Fund and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit(R) - 5% Accumulation Benefit Base and the Income Assurer Benefit(R) - Greater of MAV or 5% Accumulation Benefit Base.

EXCLUDED PAYMENTS: These are purchase payments and any purchase payment credits paid in the last five years before exercise of the benefit which we will exclude from the calculation of the guaranteed income benefit base whenever they equal $50,000 or more, or if they equal 25% or more of total purchase payments and any purchase payment credits.

PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

(a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges) to the contract value on the date of (but prior to) the partial withdrawal; and

(b) is the benefit on the date of (but prior to) the partial withdrawal.

PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as Excluded Investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit(R) - 5% Accumulation Benefit Base and the Income Assurer
Benefit(R) - Greater of MAV or 5% Accumulation Benefit Base.

WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. The 10-year waiting period will be restarted if you elect to change your model portfolio to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Charges -- Income Assurer Benefit(R)").

THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER
BENEFIT(R):

EXERCISING THE RIDER
Rider exercise conditions are:

- you may only exercise the Income Assurer Benefit(R) rider within 30 days after any contract anniversary following the expiration of the waiting period;


--------------------------------------------------------------------------------
 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  109

- the annuitant on the retirement date must be between 50 to 86 years old; and

- you can only take an annuity payment in one of the following annuity payout plans:

  Plan A -- Life Annuity - No Refund;

  Plan B -- Life Annuity with Ten or Twenty Years Certain;

  Plan D -- Joint and Last Survivor Life Annuity - No Refund; Joint and Last
            Survivor Life Annuity with Twenty Years Certain; or

  Plan E -- Twenty Years Certain.

After the expiration of the waiting period, the Income Assurer Benefit(R) rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.

If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. EXCEPTION: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.

- If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.

- If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.

Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate for contracts purchased on or after June 19, 2006.(1) These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables"). Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

Pt-1 (1 + I)
------------  = Pt
    1.05



Pt-1  = prior annuity payout
Pt    = current annuity payout
i     = annualized subaccount performance


Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.

(1) For all other contracts, the guaranteed annuity purchase rates are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate.

TERMINATING THE RIDER
Rider termination conditions are:

- you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

- you may terminate the rider any time after the expiration of the waiting period;

- the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

- the rider will terminate* 30 days following the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(R) rider before this time, your benefits will continue according to the annuity payout plan you have selected.


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 110  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT(R) RIDERS DESCRIBED BELOW:

INCOME ASSURER BENEFIT(R) - MAV
The guaranteed income benefit base for the Income Assurer Benefit(R) - MAV is the greater of these three values:

       1. contract value; or

       2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

       3. the maximum anniversary value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

  (a) current contract value; or

  (b) total payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and any purchase payment credits and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:
       1. contract value less the market value adjusted excluded payments; or

       2. total purchase payments plus any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

       3. the MAV, less market value adjusted excluded payments.

MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment and any purchase payment credit multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit(R) - 5% Accumulation Benefit Base is the greater of these three values:

       1. contract value; or

       2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

       3. the 5% variable account floor.

5% VARIABLE ACCOUNT FLOOR - is equal to the contract value in the excluded investment options plus the variable account floor. The Income Assurer Benefit(R) 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

- the total purchase payments and any purchase payment credits made to the protected investment options minus adjusted partial withdrawals and transfers from the protected investment options; plus

- an amount equal to 5% of your initial purchase payment and any purchase payment credit allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments and purchase payment credits to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and any purchase payment credit and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.


--------------------------------------------------------------------------------
 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  111

The amount of purchase payment and any purchase payment credits withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

  (a) is the amount of purchase payment and any purchase payment credits in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and

  (b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

  (a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

  (b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and

  (c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a)].

WHEN WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:
       1. contract value less the market value adjusted excluded payments (described above); or

       2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

       3. the 5% variable account floor, less 5% adjusted excluded payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.

INCOME ASSURER BENEFIT(R) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit(R) - Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:

       1. the contract value;

       2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals;

       3. the MAV (described above); or

       4. the 5% variable account floor (described above).

WHEN WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:
       1. contract value less the market value adjusted excluded payments (described above);

       2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals;

       3. the MAV, less market value adjusted excluded payments (described above); or

       4. the 5% Variable Account Floor, less 5% adjusted excluded payments (described above).


--------------------------------------------------------------------------------
 112  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

EXAMPLES OF THE INCOME ASSURER BENEFIT(R) RIDERS
The purpose of these following examples is to illustrate the operation of the Income Assurer Benefit(R) Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "protected investment options") and the fees and charges that apply to your contract.

For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity - No Refund.

Remember that the riders require you to choose a Portfolio Navigator asset allocation model portfolio. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some Portfolio Navigator model portfolios include protected investment options and excluded investment options (RiverSource Variable Portfolio - Cash Management Fund, and if available under the contract, the one-year fixed account). Excluded investment options are not included in calculating the 5% variable account floor under the Income Assurer Benefit(R) - 5% Accumulation Benefit Base rider and the Income Assurer Benefit(R) - Greater of MAV or 5% Accumulation Benefit Base riders. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in Portfolio Navigator model portfolios.

ASSUMPTIONS:
- You purchase the contract during the 2006 calendar year with a payment of $100,000; and

- you invest all contract value in the subaccounts (protected investment options); and

- you make no additional purchase payments, partial withdrawals or changes in model portfolio; and

- the annuitant is male and age 55 at contract issue; and

- the joint annuitant is female and age 55 at contract issue.


EXAMPLE -- INCOME ASSURER BENEFIT(R) - MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                ASSUMED                            MAXIMUM          GUARANTEED
  CONTRACT     CONTRACT        PURCHASE          ANNIVERSARY      INCOME BENEFIT
ANNIVERSARY      VALUE         PAYMENTS        VALUE (MAV)(1)      BASE - MAV(2)
--------------------------------------------------------------------------------
      1        $108,000        $100,000           $108,000           $108,000
      2         125,000            none            125,000            125,000
      3         132,000            none            132,000            132,000
      4         150,000            none            150,000            150,000
      5          85,000            none            150,000            150,000
      6         121,000            none            150,000            150,000
      7         139,000            none            150,000            150,000
      8         153,000            none            153,000            153,000
      9         140,000            none            153,000            153,000
     10         174,000            none            174,000            174,000
     11         141,000            none            174,000            174,000
     12         148,000            none            174,000            174,000
     13         208,000            none            208,000            208,000
     14         198,000            none            208,000            208,000
     15         203,000            none            208,000            208,000




(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  113

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                  IAB - MAV PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       IAB - MAV       PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             174,000               812.58
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40


                    IAB - MAV
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                814.32
     13                998.40
     14              1,025.44
     15              1,052.48




(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                   IAB - MAV PROVISIONS
               ---------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST          IAB - MAV         PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)    BENEFIT BASE    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000             $629.88
     11            141,000               521.70                   516.06              174,000              643.80
     12            148,000               559.44                   553.52              174,000              657.72
     13            208,000               807.04                   796.64              208,000              807.04
     14            198,000               786.06                   778.14              208,000              825.76
     15            203,000               826.21                   818.09              208,000              846.56


               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                650.76
     13                796.64
     14                817.44
     15                838.24




(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
 114  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

EXAMPLE -- INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                      GUARANTEED
                                                                        INCOME
                ASSUMED                                             BENEFIT BASE -
  CONTRACT     CONTRACT        PURCHASE        5% ACCUMULATION     5% ACCUMULATION
ANNIVERSARY      VALUE         PAYMENTS        BENEFIT BASE(1)     BENEFIT BASE(2)
----------------------------------------------------------------------------------
      1        $108,000        $100,000            $105,000            $108,000
      2         125,000            none             110,250             125,000
      3         132,000            none             115,763             132,000
      4         150,000            none             121,551             150,000
      5          85,000            none             127,628             127,628
      6         121,000            none             134,010             134,010
      7         139,000            none             140,710             140,710
      8         153,000            none             147,746             153,000
      9         140,000            none             155,133             155,133
     10         174,000            none             162,889             174,000
     11         141,000            none             171,034             171,034
     12         148,000            none             179,586             179,586
     13         208,000            none             188,565             208,000
     14         198,000            none             197,993             198,000
     15         203,000            none             207,893             207,893




(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                          IAB - 5% RF PROVISIONS
               -----------------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                                       NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH           IAB - 5% RF           PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)          BENEFIT BASE          10 YEARS CERTAIN(2)
--------------------------------------------------------------------------------------------------------------------------------

     10           $174,000             $  772.56               $  774.30                 $174,000                 $  772.56
     11            141,000                641.55                  642.96                  171,034                    778.20
     12            148,000                691.16                  692.64                  179,586                    838.66
     13            208,000                996.32                  998.40                  208,000                    996.32
     14            198,000                974.16                  976.14                  198,000                    974.16
     15            203,000              1,025.15                1,027.18                  207,893                  1,049.86


               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------

     10             $  774.30
     11                779.91
     12                840.46
     13                998.40
     14                976.14
     15              1,051.94




(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


--------------------------------------------------------------------------------
 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  115

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                  IAB - 5% RF PROVISIONS
               ---------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST         IAB - 5% RF        PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)    BENEFIT BASE    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000             $629.88
     11            141,000               521.70                   516.06              171,034              632.83
     12            148,000               559.44                   553.52              179,586              678.83
     13            208,000               807.04                   796.64              208,000              807.04
     14            198,000               786.06                   778.14              198,000              786.06
     15            203,000               826.21                   818.09              207,893              846.12


                    IAB - 5% RF
                     PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                625.98
     12                671.65
     13                796.64
     14                778.14
     15                837.81




(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

EXAMPLE -- INCOME ASSURER BENEFIT(R) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                                       GUARANTEED
                                                                                         INCOME
                                                                                     BENEFIT BASE -
                                                                                       GREATER OF
                ASSUMED                        MAXIMUM                                 MAV OR 5%
  CONTRACT     CONTRACT       PURCHASE       ANNIVERSARY       5% ACCUMULATION        ACCUMULATION
ANNIVERSARY      VALUE        PAYMENTS         VALUE(1)        BENEFIT BASE(1)      BENEFIT BASE(2)
---------------------------------------------------------------------------------------------------
      1        $108,000       $100,000         $108,000            $105,000             $108,000
      2         125,000           none          125,000             110,250              125,000
      3         132,000           none          132,000             115,763              132,000
      4         150,000           none          150,000             121,551              150,000
      5          85,000           none          150,000             127,628              150,000
      6         121,000           none          150,000             134,010              150,000
      7         139,000           none          150,000             140,710              150,000
      8         153,000           none          153,000             147,746              153,000
      9         140,000           none          153,000             155,133              155,133
     10         174,000           none          174,000             162,889              174,000
     11         141,000           none          174,000             171,034              174,000
     12         148,000           none          174,000             179,586              179,586
     13         208,000           none          208,000             188,565              208,000
     14         198,000           none          208,000             197,993              208,000
     15         203,000           none          208,000             207,893              208,000




(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
 116  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                  IAB - MAX PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       IAB - MAX       PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40


               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                840.46
     13                998.40
     14              1,025.44
     15              1,052.48




(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                   IAB - MAX PROVISIONS
               ---------------------------------------------------------------------------------------------------------
  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST          IAB - MAX         PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)    BENEFIT BASE    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000             $629.88
     11            141,000               521.70                   516.06              174,000              643.80
     12            148,000               559.44                   553.52              179,586              678.83
     13            208,000               807.04                   796.64              208,000              807.04
     14            198,000               786.06                   778.14              208,000              825.76
     15            203,000               826.21                   818.09              208,000              846.56


                IAB - MAX PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                671.65
     13                796.64
     14                817.44
     15                838.24




(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  117

APPENDIX K: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each price level is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.




VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                          2008    2007    2006
-------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.14   $1.13   $1.00
Accumulation unit value at end of period                                    $0.54   $1.14   $1.13
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --

-------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                              $1.05   $1.00      --
Accumulation unit value at end of period                                    $0.60   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.21   $1.10   $1.00
Accumulation unit value at end of period                                    $0.63   $1.21   $1.10
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                              $1.03   $1.00      --
Accumulation unit value at end of period                                    $0.73   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                              $1.05   $1.00      --
Accumulation unit value at end of period                                    $0.61   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)       329     164      --
-------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.19   $1.10   $1.00
Accumulation unit value at end of period                                    $0.84   $1.19   $1.10
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                              $1.00      --      --
Accumulation unit value at end of period                                    $0.82      --      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS
  Balanced Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.

-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                              $1.16   $1.00      --
Accumulation unit value at end of period                                    $0.60   $1.16      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                              $1.21   $1.17   $1.00
Accumulation unit value at end of period                                    $0.71   $1.21   $1.17
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                              $1.30   $1.24   $1.00
Accumulation unit value at end of period                                    $0.60   $1.30   $1.24
Number of accumulation units outstanding at end of period (000 omitted)       426     212      75
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                              $1.10   $1.02   $1.00
Accumulation unit value at end of period                                    $1.08   $1.10   $1.02
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                              $1.42   $1.21   $1.00
Accumulation unit value at end of period                                    $0.77   $1.42   $1.21
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 118  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                          2008    2007    2006
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                              $0.90   $1.00      --
Accumulation unit value at end of period                                    $0.67   $0.90      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/19/2006)
Accumulation unit value at beginning of period                              $1.24   $1.03   $1.00
Accumulation unit value at end of period                                    $0.71   $1.24   $1.03
Number of accumulation units outstanding at end of period (000 omitted)        --      --     207
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                              $1.08   $1.15   $1.00
Accumulation unit value at end of period                                    $0.78   $1.08   $1.15
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of period                              $1.08   $1.08   $1.00
Accumulation unit value at end of period                                    $0.81   $1.08   $1.08
Number of accumulation units outstanding at end of period (000 omitted)        --      --      16
-------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                              $1.13   $1.00      --
Accumulation unit value at end of period                                    $0.67   $1.13      --
Number of accumulation units outstanding at end of period (000 omitted)       654     358      --
-------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                              $1.14   $1.00      --
Accumulation unit value at end of period                                    $0.58   $1.14      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of period                              $1.08   $1.13   $1.00
Accumulation unit value at end of period                                    $0.77   $1.08   $1.13
Number of accumulation units outstanding at end of period (000 omitted)       439     300      --
-------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                              $1.10   $1.00      --
Accumulation unit value at end of period                                    $0.72   $1.10      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.07   $1.06   $1.00
Accumulation unit value at end of period                                    $0.63   $1.07   $1.06
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.23   $1.09   $1.00
Accumulation unit value at end of period                                    $0.72   $1.23   $1.09
Number of accumulation units outstanding at end of period (000 omitted)        --      --      42
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.22   $1.15   $1.00
Accumulation unit value at end of period                                    $0.85   $1.22   $1.15
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                              $1.10   $1.00      --
Accumulation unit value at end of period                                    $0.62   $1.10      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.19   $1.16   $1.00
Accumulation unit value at end of period                                    $0.74   $1.19   $1.16
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                              $0.99   $1.00      --
Accumulation unit value at end of period                                    $0.71   $0.99      --
Number of accumulation units outstanding at end of period (000 omitted)       230     155      --
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.28   $1.10   $1.00
Accumulation unit value at end of period                                    $0.73   $1.28   $1.10
Number of accumulation units outstanding at end of period (000 omitted)       567     438     409
-------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  119

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                          2008    2007    2006
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.35   $1.08   $1.00
Accumulation unit value at end of period                                    $0.71   $1.35   $1.08
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.08   $1.04   $1.00
Accumulation unit value at end of period                                    $1.03   $1.08   $1.04
Number of accumulation units outstanding at end of period (000 omitted)       359     301      21
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.25   $1.09   $1.00
Accumulation unit value at end of period                                    $0.74   $1.25   $1.09
Number of accumulation units outstanding at end of period (000 omitted)       310     155      68
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.35   $1.17   $1.00
Accumulation unit value at end of period                                    $0.75   $1.35   $1.17
Number of accumulation units outstanding at end of period (000 omitted)        --      --      21
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.15   $1.12   $1.00
Accumulation unit value at end of period                                    $0.80   $1.15   $1.12
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.08   $1.13   $1.00
Accumulation unit value at end of period                                    $0.78   $1.08   $1.13
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.21   $1.10   $1.00
Accumulation unit value at end of period                                    $0.69   $1.21   $1.10
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.17   $1.14   $1.00
Accumulation unit value at end of period                                    $0.73   $1.17   $1.14
Number of accumulation units outstanding at end of period (000 omitted)        --      --     131
-------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (06/19/2006)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.17   $1.07   $1.00
Accumulation unit value at end of period                                    $1.23   $1.17   $1.07
Number of accumulation units outstanding at end of period (000 omitted)       290     255      94
-------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.19   $1.18   $1.00
Accumulation unit value at end of period                                    $0.68   $1.19   $1.18
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.16   $1.14   $1.00
Accumulation unit value at end of period                                    $0.72   $1.16   $1.14
Number of accumulation units outstanding at end of period (000 omitted)       245     190     130
-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                              $0.94   $1.00      --
Accumulation unit value at end of period                                    $0.59   $0.94      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                              $1.06   $1.00      --
Accumulation unit value at end of period                                    $0.63   $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)       680     449      --
-------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                              $1.03   $1.00      --
Accumulation unit value at end of period                                    $0.61   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 120  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                          2008    2007    2006
-------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                              $1.20   $1.10   $1.00
Accumulation unit value at end of period                                    $0.75   $1.20   $1.10
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                              $1.16   $1.14   $1.00
Accumulation unit value at end of period                                    $0.69   $1.16   $1.14
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                              $1.14   $1.11   $1.00
Accumulation unit value at end of period                                    $0.87   $1.14   $1.11
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                              $1.56   $1.23   $1.00
Accumulation unit value at end of period                                    $0.96   $1.56   $1.23
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.23   $1.10   $1.00
Accumulation unit value at end of period                                    $0.66   $1.23   $1.10
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.23   $1.17   $1.00
Accumulation unit value at end of period                                    $0.72   $1.23   $1.17
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.08   $1.10   $1.00
Accumulation unit value at end of period                                    $0.66   $1.08   $1.10
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.16   $1.07   $1.00
Accumulation unit value at end of period                                    $0.98   $1.16   $1.07
Number of accumulation units outstanding at end of period (000 omitted)       561     443     134
-------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                              $1.04   $1.00      --
Accumulation unit value at end of period                                    $0.86   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)       548     429      --
-------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (06/19/2006)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                              $1.05   $1.07   $1.00
Accumulation unit value at end of period                                    $0.86   $1.05   $1.07
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.30   $1.21   $1.00
Accumulation unit value at end of period                                    $0.72   $1.30   $1.21
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $0.97   $1.13   $1.00
Accumulation unit value at end of period                                    $0.58   $0.97   $1.13
Number of accumulation units outstanding at end of period (000 omitted)        --      --      98
-------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.10   $1.07   $1.00
Accumulation unit value at end of period                                    $0.59   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                              $0.99   $1.00      --
Accumulation unit value at end of period                                    $0.60   $0.99      --
Number of accumulation units outstanding at end of period (000 omitted)       585     342      --
-------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  121

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                          2008    2007    2006
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.15   $1.10   $1.00
Accumulation unit value at end of period                                    $0.72   $1.15   $1.10
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.06   $1.12   $1.00
Accumulation unit value at end of period                                    $0.72   $1.06   $1.12
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (06/19/2006)
Accumulation unit value at beginning of period                              $1.06   $1.02   $1.00
Accumulation unit value at end of period                                    $1.07   $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)        81      91       1
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management
  Fund at Dec. 31, 2008 were (0.12%) and (0.12%), respectively.

-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.09   $1.04   $1.00
Accumulation unit value at end of period                                    $1.01   $1.09   $1.04
Number of accumulation units outstanding at end of period (000 omitted)       827     654     195
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.20   $1.13   $1.00
Accumulation unit value at end of period                                    $0.71   $1.20   $1.13
Number of accumulation units outstanding at end of period (000 omitted)       817     424     205
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                              $1.16   $1.14   $1.00
Accumulation unit value at end of period                                    $0.67   $1.16   $1.14
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.09   $1.02   $1.00
Accumulation unit value at end of period                                    $1.08   $1.09   $1.02
Number of accumulation units outstanding at end of period (000 omitted)       304     289     164
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.08   $1.07   $1.00
Accumulation unit value at end of period                                    $0.80   $1.08   $1.07
Number of accumulation units outstanding at end of period (000 omitted)        --      --       4
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.08   $1.06   $1.00
Accumulation unit value at end of period                                    $0.87   $1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)       293     216      81
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.18   $1.05   $1.00
Accumulation unit value at end of period                                    $0.64   $1.18   $1.05
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                              $1.00   $1.00      --
Accumulation unit value at end of period                                    $0.54   $1.00      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.18   $1.14   $1.00
Accumulation unit value at end of period                                    $0.73   $1.18   $1.14
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.07   $1.03   $1.00
Accumulation unit value at end of period                                    $1.03   $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)        45      55       5
-------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                              $1.14   $1.12   $1.00
Accumulation unit value at end of period                                    $0.63   $1.14   $1.12
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 122  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                          2008    2007    2006
-------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                              $1.14   $1.15   $1.00
Accumulation unit value at end of period                                    $0.68   $1.14   $1.15
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.84   $1.34   $1.00
Accumulation unit value at end of period                                    $0.84   $1.84   $1.34
Number of accumulation units outstanding at end of period (000 omitted)       225     106      66
-------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.32   $1.18   $1.00
Accumulation unit value at end of period                                    $0.78   $1.32   $1.18
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.09   $1.13   $1.00
Accumulation unit value at end of period                                    $0.69   $1.09   $1.13
Number of accumulation units outstanding at end of period (000 omitted)       383     238     201
-------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                              $0.85   $1.00      --
Accumulation unit value at end of period                                    $0.47   $0.85      --
Number of accumulation units outstanding at end of period (000 omitted)       228      91      --
-------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                              $1.13   $1.00      --
Accumulation unit value at end of period                                    $0.59   $1.13      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.01   $1.23   $1.00
Accumulation unit value at end of period                                    $0.62   $1.01   $1.23
Number of accumulation units outstanding at end of period (000 omitted)        --      --       1
-------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/19/2006)
Accumulation unit value at beginning of period                              $1.42   $1.23   $1.00
Accumulation unit value at end of period                                    $0.76   $1.42   $1.23
Number of accumulation units outstanding at end of period (000 omitted)       294     140      86
-------------------------------------------------------------------------------------------------
WANGER USA (06/19/2006)
Accumulation unit value at beginning of period                              $1.13   $1.08   $1.00
Accumulation unit value at end of period                                    $0.67   $1.13   $1.08
Number of accumulation units outstanding at end of period (000 omitted)       156     105      23
-------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                   2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.18   $1.19   $1.07   $1.03   $1.00
Accumulation unit value at end of period                             $0.56   $1.18   $1.19   $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                               1       1       6       6       1
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $1.04   $1.00      --      --      --
Accumulation unit value at end of period                             $0.59   $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.40   $1.29   $1.13   $1.05   $1.00
Accumulation unit value at end of period                             $0.73   $1.40   $1.29   $1.13   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $1.03   $1.00      --      --      --
Accumulation unit value at end of period                             $0.72   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $1.04   $1.00      --      --      --
Accumulation unit value at end of period                             $0.61   $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             220      82      --      --      --
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  123

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                   2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.27   $1.18   $1.08   $1.02   $1.00
Accumulation unit value at end of period                             $0.89   $1.27   $1.18   $1.08   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --       2       2      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                       $1.00      --      --      --      --
Accumulation unit value at end of period                             $0.82      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.

----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                       $1.15   $1.00      --      --      --
Accumulation unit value at end of period                             $0.59   $1.15      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                       $1.26   $1.22   $1.06   $1.03   $1.00
Accumulation unit value at end of period                             $0.73   $1.26   $1.22   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                       $1.67   $1.60   $1.21   $1.05   $1.00
Accumulation unit value at end of period                             $0.76   $1.67   $1.60   $1.21   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             262     105      43      28       1
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                       $1.08   $1.01   $1.01   $1.01   $1.00
Accumulation unit value at end of period                             $1.05   $1.08   $1.01   $1.01   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                              37      54      84      50       3
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                       $1.67   $1.44   $1.18   $1.06   $1.00
Accumulation unit value at end of period                             $0.91   $1.67   $1.44   $1.18   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                       $0.90   $1.00      --      --      --
Accumulation unit value at end of period                             $0.67   $0.90      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                       $1.16   $0.98   $1.03   $1.03   $1.00
Accumulation unit value at end of period                             $0.67   $1.16   $0.98   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              53      49      99      36      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                       $1.16   $1.24   $1.07   $1.04   $1.00
Accumulation unit value at end of period                             $0.83   $1.16   $1.24   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              27      27      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                       $1.07   $1.07   $1.00      --      --
Accumulation unit value at end of period                             $0.79   $1.07   $1.07      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              11      12      39      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                       $1.12   $1.00      --      --      --
Accumulation unit value at end of period                             $0.67   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             443     185      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                       $1.13   $1.00      --      --      --
Accumulation unit value at end of period                             $0.57   $1.13      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                       $1.23   $1.28   $1.09   $1.06   $1.00
Accumulation unit value at end of period                             $0.87   $1.23   $1.28   $1.09   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                             265     137      --      --      --
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 124  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                   2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                       $1.10   $1.00      --      --      --
Accumulation unit value at end of period                             $0.72   $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.18   $1.18   $1.11   $1.04   $1.00
Accumulation unit value at end of period                             $0.69   $1.18   $1.18   $1.11   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.20   $1.07   $1.04   $1.02   $1.00
Accumulation unit value at end of period                             $0.69   $1.20   $1.07   $1.04   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              12      11      20       8      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.25   $1.19   $1.04   $1.02   $1.00
Accumulation unit value at end of period                             $0.87   $1.25   $1.19   $1.04   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $1.09   $1.00      --      --      --
Accumulation unit value at end of period                             $0.62   $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               6       6      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.41   $1.38   $1.15   $1.05   $1.00
Accumulation unit value at end of period                             $0.87   $1.41   $1.38   $1.15   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                       $0.98   $1.00      --      --      --
Accumulation unit value at end of period                             $0.70   $0.98      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             161     111      --      --      --
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.50   $1.30   $1.18   $1.03   $1.00
Accumulation unit value at end of period                             $0.84   $1.50   $1.30   $1.18   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             429     291     197     105      43
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.38   $1.11   $1.06   $1.02   $1.00
Accumulation unit value at end of period                             $0.71   $1.38   $1.11   $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.05   $1.03   $1.01   $1.00   $1.00
Accumulation unit value at end of period                             $1.00   $1.05   $1.03   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                             281     264      87      52       3
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.53   $1.35   $1.22   $1.05   $1.00
Accumulation unit value at end of period                             $0.91   $1.53   $1.35   $1.22   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             189      73      27      12      --
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.63   $1.42   $1.23   $1.05   $1.00
Accumulation unit value at end of period                             $0.90   $1.63   $1.42   $1.23   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --       6       3      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.22   $1.20   $1.03   $1.03   $1.00
Accumulation unit value at end of period                             $0.84   $1.22   $1.20   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.15   $1.20   $1.04   $1.03   $1.00
Accumulation unit value at end of period                             $0.82   $1.15   $1.20   $1.04   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.23   $1.13   $1.06   $1.02   $1.00
Accumulation unit value at end of period                             $0.70   $1.23   $1.13   $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  125

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                   2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.34   $1.32   $1.13   $1.04   $1.00
Accumulation unit value at end of period                             $0.83   $1.34   $1.32   $1.13   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              33      33      56      33      33
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS
  2)
Accumulation unit value at beginning of period                       $1.20   $1.10   $1.00   $1.05   $1.00
Accumulation unit value at end of period                             $1.26   $1.20   $1.10   $1.00   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             213     198      62      19       1
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.34   $1.34   $1.11   $1.04   $1.00
Accumulation unit value at end of period                             $0.76   $1.34   $1.34   $1.11   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.34   $1.32   $1.16   $1.04   $1.00
Accumulation unit value at end of period                             $0.83   $1.34   $1.32   $1.16   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                             183     138      44      18      --
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.94   $1.00      --      --      --
Accumulation unit value at end of period                             $0.58   $0.94      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                       $1.05   $1.00      --      --      --
Accumulation unit value at end of period                             $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             458     213      --      --      --
----------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                       $1.03   $1.00      --      --      --
Accumulation unit value at end of period                             $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                       $1.22   $1.12   $1.06   $1.03   $1.00
Accumulation unit value at end of period                             $0.76   $1.22   $1.12   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                       $1.20   $1.19   $1.07   $1.04   $1.00
Accumulation unit value at end of period                             $0.71   $1.20   $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                       $1.16   $1.13   $1.03   $1.02   $1.00
Accumulation unit value at end of period                             $0.88   $1.16   $1.13   $1.03   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                       $1.96   $1.56   $1.21   $1.06   $1.00
Accumulation unit value at end of period                             $1.20   $1.96   $1.56   $1.21   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.24   $1.11   $1.05   $1.02   $1.00
Accumulation unit value at end of period                             $0.66   $1.24   $1.11   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              81      75      75      63      35
----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.44   $1.38   $1.20   $1.07   $1.00
Accumulation unit value at end of period                             $0.85   $1.44   $1.38   $1.20   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.23   $1.27   $1.13   $1.04   $1.00
Accumulation unit value at end of period                             $0.75   $1.23   $1.27   $1.13   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 126  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                   2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.17   $1.08   $1.03   $1.02   $1.00
Accumulation unit value at end of period                             $0.98   $1.17   $1.08   $1.03   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             408     319     107      61      27
----------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                       $1.03   $1.00      --      --      --
Accumulation unit value at end of period                             $0.85   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             372     237      --      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                       $1.14   $1.17   $1.15   $1.04   $1.00
Accumulation unit value at end of period                             $0.93   $1.14   $1.17   $1.15   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.56   $1.46   $1.16   $1.05   $1.00
Accumulation unit value at end of period                             $0.86   $1.56   $1.46   $1.16   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.10   $1.28   $1.11   $1.05   $1.00
Accumulation unit value at end of period                             $0.65   $1.10   $1.28   $1.11   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      14      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.23   $1.21   $1.17   $1.06   $1.00
Accumulation unit value at end of period                             $0.66   $1.23   $1.21   $1.17   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                       $0.99   $1.00      --      --      --
Accumulation unit value at end of period                             $0.60   $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             388     173      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.22   $1.17   $1.03   $1.04   $1.00
Accumulation unit value at end of period                             $0.76   $1.22   $1.17   $1.03   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.21   $1.29   $1.09   $1.05   $1.00
Accumulation unit value at end of period                             $0.81   $1.21   $1.29   $1.09   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              35      35      37      29      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/15/2004)
Accumulation unit value at beginning of period                       $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                             $1.07   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                               6       3       6       4       1
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at
  Dec. 31, 2008 were (0.76%) and (0.76%), respectively.

----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                             $0.99   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                             569     475      98      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.46   $1.38   $1.17   $1.05   $1.00
Accumulation unit value at end of period                             $0.86   $1.46   $1.38   $1.17   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             522     227     110      51      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                       $1.23   $1.22   $1.07   $1.03   $1.00
Accumulation unit value at end of period                             $0.70   $1.23   $1.22   $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                               1       1      15      15       2
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                       $1.09   $1.02   $1.00      --      --
Accumulation unit value at end of period                             $1.07   $1.09   $1.02      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             211     180      57      --      --
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  127

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                   2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.13   $1.12   $1.03   $1.01   $1.00
Accumulation unit value at end of period                             $0.83   $1.13   $1.12   $1.03   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                              10      11      18       9       1
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.09   $1.08   $1.02   $1.01   $1.00
Accumulation unit value at end of period                             $0.87   $1.09   $1.08   $1.02   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             214     139      26      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.24   $1.11   $1.12   $1.04   $1.00
Accumulation unit value at end of period                             $0.67   $1.24   $1.11   $1.12   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                       $1.00   $1.00      --      --      --
Accumulation unit value at end of period                             $0.54   $1.00      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.23   $1.19   $1.05   $1.02   $1.00
Accumulation unit value at end of period                             $0.76   $1.23   $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.06   $1.02   $1.00   $1.00   $1.00
Accumulation unit value at end of period                             $1.01   $1.06   $1.02   $1.00   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                              19      16       8      --      --
----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                       $1.22   $1.21   $1.10   $1.03   $1.00
Accumulation unit value at end of period                             $0.67   $1.22   $1.21   $1.10   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                       $1.21   $1.24   $1.06   $1.03   $1.00
Accumulation unit value at end of period                             $0.72   $1.21   $1.24   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
Accumulation unit value at beginning of period                       $2.54   $1.87   $1.42   $1.08   $1.00
Accumulation unit value at end of period                             $1.16   $2.54   $1.87   $1.42   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             125      48      27      15      --
----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.60   $1.45   $1.18   $1.06   $1.00
Accumulation unit value at end of period                             $0.94   $1.60   $1.45   $1.18   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.16   $1.20   $1.05   $1.03   $1.00
Accumulation unit value at end of period                             $0.73   $1.16   $1.20   $1.05   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             337     201     143      72       1
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.85   $1.00      --      --      --
Accumulation unit value at end of period                             $0.46   $0.85      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             161      45      --      --      --
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $1.12   $1.00      --      --      --
Accumulation unit value at end of period                             $0.59   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.33   $1.64   $1.21   $1.05   $1.00
Accumulation unit value at end of period                             $0.81   $1.33   $1.64   $1.21   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --       4       4       1
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 128  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                   2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period                       $2.00   $1.75   $1.30   $1.08   $1.00
Accumulation unit value at end of period                             $1.07   $2.00   $1.75   $1.30   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             176      67      37      22      --
----------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period                       $1.25   $1.21   $1.14   $1.04   $1.00
Accumulation unit value at end of period                             $0.74   $1.25   $1.21   $1.14   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                             121      60      25      17      --
----------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  129

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2008...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.  6
Financial Statements





--------------------------------------------------------------------------------
 130  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY





--------------------------------------------------------------------------------
 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK -- PROSPECTUS  131

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

1 (800) 504-0469


           RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                              New York, Albany, NY.


      (C)2008-2009 RiverSource Life Insurance Company. All rights reserved.


45313 M (5/09)

PROSPECTUS


MAY 1, 2009


RIVERSOURCE(R)

ENDEAVOR SELECT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            P.O. Box 5555
            Albany, NY 12205-0555
            Telephone: (800) 504-0469
            (Home Office)
            RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

New Endeavor Select Variable Annuity contracts are not currently being offered.

This prospectus contains information that you should know before investing. Prospectuses are also available for:

AIM Variable Insurance Funds, Series II Shares
AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century(R) Variable Portfolios, Inc., Class II
Columbia Funds Variable Insurance Trust
Credit Suisse Trust
Dreyfus Variable Investment Fund, Service Share Class
Eaton Vance Variable Trust (VT)
Fidelity(R) Variable Insurance Products Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products
  Trust (FTVIPT) - Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Janus Aspen Series: Series Shares
Legg Mason Variable Portfolios I, Inc.
MFS(R) Variable Insurance Trust(SM) - Service Class
Oppenheimer Variable Account Funds, Service Shares
PIMCO Variable Investment Trust (VIT)
Putnam Variable Trust - Class IB Shares

RiverSource Variable Series Trust (RVST)

The Universal Institutional Funds, Inc., Class II Shares
Van Kampen Life Investment Trust Class II Shares
Wanger Advisors Trust

Some funds may not be available in your contract. Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract and optional benefits. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


--------------------------------------------------------------------------------
       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  1

RiverSource Life of NY offers several different annuities which your investment professional may or may not be authorized to offer to you. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges you will pay when buying, owning and withdrawing money from the contract we describe in this prospectus may be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contract described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may not permit their investment professionals to sell the contract and/or optional benefits described in this prospectus to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described in this prospectus by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contract described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contract and/or optional riders described in this prospectus.

TABLE OF CONTENTS



KEY TERMS...................................    3
THE CONTRACT IN BRIEF.......................    5
EXPENSE SUMMARY.............................    7
CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................   15
FINANCIAL STATEMENTS........................   15
THE VARIABLE ACCOUNT AND THE FUNDS..........   15
THE FIXED ACCOUNT...........................   26
BUYING YOUR CONTRACT........................   27
CHARGES.....................................   30
VALUING YOUR INVESTMENT.....................   36
MAKING THE MOST OF YOUR CONTRACT............   37
WITHDRAWALS.................................   45
TSA -- SPECIAL PROVISIONS...................   46
CHANGING OWNERSHIP..........................   47
BENEFITS IN CASE OF DEATH...................   47
OPTIONAL BENEFITS...........................   49
THE ANNUITY PAYOUT PERIOD...................   64
TAXES.......................................   66
VOTING RIGHTS...............................   69
SUBSTITUTION OF INVESTMENTS.................   70
ABOUT THE SERVICE PROVIDERS.................   70
APPENDICES TABLE OF CONTENTS AND
  CROSS-REFERENCE TABLE.....................   73
APPENDIX A: EXAMPLE -- WITHDRAWAL CHARGES...   74
APPENDIX B: EXAMPLE -- DEATH BENEFITS.......   79
APPENDIX C: EXAMPLE --
  ACCUMULATION PROTECTOR BENEFIT(R) RIDER...   80
APPENDIX D: EXAMPLE --
  SECURESOURCE(R) RIDER.....................   81
APPENDIX E: SECURESOURCE(R)
  RIDER -- ADDITIONAL RMD DISCLOSURE........   85
APPENDIX F: PURCHASE PAYMENT CREDITS FOR
  ELIGIBLE CONTRACTS........................   86
APPENDIX G: ASSET ALLOCATION PROGRAM FOR
  CONTRACTS PURCHASED BEFORE JUNE 19, 2006..   87
APPENDIX H: GUARANTOR WITHDRAWAL
  BENEFIT FOR LIFE(R) RIDER DISCLOSURE......   88
APPENDIX I: GUARANTOR(R) WITHDRAWAL
  BENEFIT RIDER DISCLOSURE..................  101
APPENDIX J: INCOME ASSURER BENEFIT(R) RIDERS
  DISCLOSURE................................  108
APPENDIX K: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................  117
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION....................  128






--------------------------------------------------------------------------------
 2  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 3.5% but you may request we substitute an assumed investment rate of 5.0%. The 5.0% assumed investment rate is not available for any contracts with a five-year withdrawal charge schedule and a MAV Death Benefit.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the one-year fixed account and the DCA fixed account. Amounts you allocate to the fixed account earn interest rates we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code



- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code



- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.


--------------------------------------------------------------------------------
       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  3

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) in good order at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


--------------------------------------------------------------------------------
 4  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The contract allows you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the one-year fixed account, the DCA fixed account and/or subaccounts of the variable account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

BUYING A CONTRACT: There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. Some of the factors you may wish to consider include:


- "Tax-free" exchanges: It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See "Taxes -- 1035 Exchanges").



- Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders. (See "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.



- Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and non-qualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (See "Taxes").


- Your age: if you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a variable annuity may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.


- How long you intend to keep the contract: The contract has withdrawal charges. Does the contract meet your current and anticipated future need for liquidity? (See "Withdrawals").


- If you can afford the contract: are your annual income and assets adequate to buy the annuity and any optional benefit riders you may choose?


- The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (See "Charges").



- How and when you plan to take money from the contract: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payouts. In addition, certain withdrawals may be subject to a federal income tax penalty. (See "Withdrawals").


- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.


- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (See "Making the Most of Your Contract -- Transferring Among Accounts").


FREE LOOK PERIOD: You may return your contract to your investment professional or to our home office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


--------------------------------------------------------------------------------
       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  5

ACCOUNTS: Generally, you may allocate purchase payments among the:


- subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and the Funds").



- one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account. (See "The Fixed
  Account -- One-Year Fixed Account").



- DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See "The Fixed Account -- DCA Fixed Account").



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Transfers into the DCA fixed account are not permitted. We reserve the right to further limit transfers to the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract -- Transferring Among Accounts").



WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (See "Withdrawals").



OPTIONAL BENEFITS: You can buy additional benefits with your contract. We offer optional living benefits, including: a guaranteed contract value on a future date ("Accumulation Protector Benefit Rider") and a guaranteed minimum withdrawal benefit that permits you to withdraw a guaranteed amount from the contract over a period of time, which may include, under limited circumstances the lifetime of a single person (Secure Source - Single Life) or the lifetime of you and your spouse (Secure Source - Joint Life) ("Secure Source Riders"). Optional living benefits require the use of a model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of withdrawals that can be taken under the optional benefit during a contract year. We previously offered other optional living benefits. (See "Optional-Benefits"). Optional benefits may have eligibility requirements.



BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (See "Benefits in Case of Death").



ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you buy a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The DCA fixed account is not available during the payout period. (See "The Annuity Payout Period").



--------------------------------------------------------------------------------
 6  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You select either a seven-year or five-year withdrawal charge schedule at the time of application.

           SEVEN-YEAR SCHEDULE                         FIVE-YEAR SCHEDULE
YEARS FROM PURCHASE    WITHDRAWAL CHARGE    YEARS FROM PURCHASE    WITHDRAWAL CHARGE
  PAYMENT RECEIPT          PERCENTAGE         PAYMENT RECEIPT          PERCENTAGE
         1                     8%                    1                     8%
         2                     8                     2                     7
         3                     7                     3                     6
         4                     7                     4                     4
         5                     6                     5                     2
         6                     5                     Thereafter            0
         7                     3
         Thereafter            0


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the contract option shown below and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in the table below. (See "Charges -- Withdrawal Charge" and "The Annuity Payout
Period -- Annuity Payout Plans.")

FOR CONTRACTS PURCHASED ON OR AFTER JUNE 19, 2006


IF YOUR WITHDRAWAL CHARGE SCHEDULE IS:              AND YOUR AIR IS 3.5%, THEN               AND YOUR AIR IS 5.0%, THEN YOUR
                                                YOUR DISCOUNT RATE PERCENT (%) IS:            DISCOUNT RATE PERCENT (%) IS:
QUALIFIED
Seven-year withdrawal charge schedule                          5.90%                                       7.40%
Five-year withdrawal charge schedule                           6.15%                                       7.65%
NONQUALIFIED
Seven-year withdrawal charge schedule                          6.10%                                       6.25%
Five-year withdrawal charge schedule                           7.70%                                       7.85%


FOR ALL OTHER CONTRACTS


IF YOUR WITHDRAWAL CHARGE SCHEDULE IS:             AND YOUR AIR IS 3.5%, THEN               AND YOUR AIR IS 5.0%, THEN YOUR
                                               YOUR DISCOUNT RATE PERCENT (%) IS:            DISCOUNT RATE PERCENT (%) IS:
QUALIFIED
Seven-year withdrawal charge schedule                         6.00%                                       7.50%
Five-year withdrawal charge schedule                          6.15%                                       7.65%
NONQUALIFIED
Seven-year withdrawal charge schedule                         6.20%                                       6.35%
Five-year withdrawal charge schedule                          7.70%                                       7.85%




--------------------------------------------------------------------------------
       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  7

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE A DEATH BENEFIT GUARANTEE, A QUALIFIED OR NONQUALIFIED CONTRACT AND THE LENGTH OF YOUR CONTRACT'S WITHDRAWAL CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.

SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR CONTRACTS PURCHASED ON OR AFTER JUNE 19, 2006


                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE
QUALIFIED ANNUITIES

ROP Death Benefit                                   0.90%                         0.15%                        1.05%

MAV Death Benefit                                   1.10                          0.15                         1.25
NONQUALIFIED ANNUITIES

ROP Death Benefit                                   1.05                          0.15                         1.20

MAV Death Benefit                                   1.25                          0.15                         1.40


SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR ALL OTHER CONTRACTS


                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE
QUALIFIED ANNUITIES

ROP Death Benefit                                   1.00%                         0.15%                        1.15%

MAV Death Benefit                                   1.20                          0.15                         1.35
NONQUALIFIED ANNUITIES

ROP Death Benefit                                   1.15                          0.15                         1.30

MAV Death Benefit                                   1.35                          0.15                         1.50


FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE



QUALIFIED ANNUITIES

ROP Death Benefit                                 1.20%                           0.15%                           1.35%

MAV Death Benefit                                 1.40                            0.15                            1.55
NONQUALIFIED ANNUITIES

ROP Death Benefit                                 1.35                            0.15                            1.50

MAV Death Benefit                                 1.55                            0.15                            1.70




--------------------------------------------------------------------------------
 8  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

OTHER ANNUAL EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                               $40


(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary except at full withdrawal.)

OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED
If eligible, you may select one of the following optional living benefits. Each optional living benefit requires the use of an asset allocation model portfolio. The fees apply only if you elect one of these benefits.




ACCUMULATION PROTECTOR BENEFIT(R) RIDER FEE                         MAXIMUM:     CURRENT:
                                                                    1.75%        0.80%(1)



(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)


(1) For contracts purchased prior to Jan. 26, 2009, the current fee is 0.55%.





SECURESOURCE(R) - SINGLE LIFE RIDER FEE(2)                          MAXIMUM:     CURRENT:
                                                                    2.00%        0.90%

SECURESOURCE(R) - JOINT LIFE RIDER FEE(2)                           MAXIMUM:     CURRENT:
                                                                    2.00%        0.90%



(Charged annually on the contract anniversary as a percentage of the contract value or the total remaining benefit amount, whichever is greater.)




(2) For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65%, and the maximum charge for Single Life rider and for Joint Life rider is 1.50%.


OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED
The following optional living benefits, except as noted, are no longer available for purchase. The fees apply only if you elected one of these benefits when you purchased your contract. Each optional living benefit requires the use of an asset allocation model portfolio.



GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER FEE                  MAXIMUM: 1.50%     CURRENT: 0.65%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)



GUARANTOR(R) WITHDRAWAL BENEFIT RIDER FEE                           MAXIMUM: 1.50%     CURRENT: 0.55%


(As a percentage of contract value charged annually on the contract anniversary.)



INCOME ASSURER BENEFIT(R) - MAV RIDER FEE                           MAXIMUM: 1.50%     CURRENT: 0.30%

INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE RIDER      MAXIMUM: 1.75%     CURRENT: 0.60%
FEE

INCOME ASSURER BENEFIT(R) - GREATER OF MAV OR 5% ACCUMULATION       MAXIMUM: 2.00%     CURRENT: 0.65%
BENEFIT BASE RIDER FEE


(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)


--------------------------------------------------------------------------------
       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  9

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2008, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(1)



                                                                        MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense reimbursements           0.55%                4.35%



(1) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.








--------------------------------------------------------------------------------
 10  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)











--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  11

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)





TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*



(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AIM V.I. Basic Value Fund, Series II Shares                      0.68%      0.25%    0.35%           --%          1.28%

AIM V.I. Capital Appreciation Fund, Series II Shares             0.61       0.25     0.30          0.01           1.17


AIM V.I. Capital Development Fund, Series II Shares              0.75       0.25     0.36          0.01           1.37(1)


AIM V.I. Global Health Care Fund, Series II Shares               0.75       0.25     0.38          0.01           1.39(1)


AIM V.I. International Growth Fund, Series II Shares             0.71       0.25     0.35          0.02           1.33(1)


AIM V.I. Mid Cap Core Equity Fund, Series II Shares              0.72       0.25     0.32          0.03           1.32(1)


AllianceBernstein VPS Balanced Wealth Strategy Portfolio         0.55       0.25     0.22            --           1.02(2)
(Class B)


AllianceBernstein VPS Global Technology Portfolio (Class B)      0.75       0.25     0.18            --           1.18


AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55       0.25     0.07            --           0.87


AllianceBernstein VPS International Value Portfolio (Class       0.74       0.25     0.07            --           1.06
B)


American Century VP Inflation Protection, Class II               0.48       0.25     0.01            --           0.74


American Century VP Mid Cap Value, Class II                      0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                           0.90       0.25     0.01            --           1.16


American Century VP Value, Class II                              0.84       0.25     0.01            --           1.10


Columbia High Yield Fund, Variable Series, Class B               0.78       0.25     0.11            --           1.14


Columbia Marsico Growth Fund, Variable Series, Class A           0.92         --     0.04            --           0.96


Columbia Marsico International Opportunities Fund, Variable      1.02       0.25     0.12            --           1.39
Series, Class B


Columbia Small Cap Value Fund, Variable Series, Class B          0.80       0.25     0.09            --           1.14(3)


Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50       0.25     0.31            --           1.06


Dreyfus Investment Portfolios MidCap Stock Portfolio,            0.75       0.25     0.06            --           1.06
Service Shares


Dreyfus Variable Investment Fund Appreciation Portfolio,         0.75       0.25     0.06            --           1.06
Service Shares


Dreyfus Variable Investment Fund International Equity            0.75       0.25     0.35            --           1.35
Portfolio, Service Shares


Dreyfus Variable Investment Fund International Value             1.00       0.25     0.23            --           1.48
Portfolio, Service Shares


Eaton Vance VT Floating-Rate Income Fund                         0.58       0.25     0.37            --           1.20


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.10            --           0.91


Fidelity(R) VIP Growth Portfolio Service Class 2                 0.56       0.25     0.12            --           0.93


Fidelity(R) VIP Investment Grade Bond Portfolio Service          0.32       0.25     0.10            --           0.67
Class 2


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.12            --           0.93


Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.16            --           1.12


FTVIPT Franklin Income Securities Fund - Class 2                 0.45       0.25     0.02            --           0.72


FTVIPT Franklin Rising Dividends Securities Fund - Class 2       0.60       0.25     0.02          0.01           0.88(4)


FTVIPT Franklin Small-Mid Cap Growth Securities                  0.50       0.25     0.28          0.02           1.05(4)
Fund - Class 2


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.13            --           0.98


FTVIPT Templeton Global Bond Securities Fund - Class 2           0.47       0.25     0.11            --           0.83
(previously FTVIPT Templeton Global Income Securities
Fund - Class 2)


FTVIPT Templeton Growth Securities Fund - Class 2                0.74       0.25     0.04            --           1.03


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      0.80         --     0.04            --           0.84


Goldman Sachs VIT Structured U.S. Equity                         0.65         --     0.07            --           0.72(5)
Fund - Institutional Shares


Janus Aspen Series Janus Portfolio: Service Shares               0.64       0.25     0.02          0.01           0.92
(previously Janus Aspen Series Large Cap Growth Portfolio:
Service Shares)


Legg Mason Partners Variable Small Cap Growth Portfolio,         0.75         --     0.19            --           0.94
Class I


MFS(R) New Discovery Series - Service Class                      0.90       0.25     0.11            --           1.26


MFS(R) Total Return Series - Service Class                       0.74       0.25     0.07            --           1.06


MFS(R) Utilities Series - Service Class                          0.72       0.25     0.09            --           1.06


Oppenheimer Capital Appreciation Fund/VA, Service Shares         0.65       0.25     0.01            --           0.91


Oppenheimer Global Securities Fund/VA, Service Shares            0.63       0.25     0.02            --           0.90


Oppenheimer Main Street Small Cap Fund/VA, Service Shares        0.70       0.25     0.04            --           0.99


Oppenheimer Strategic Bond Fund/VA, Service Shares               0.55       0.25     0.04          0.01           0.85(6)


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.76           1.44(7)


Putnam VT Global Health Care Fund - Class IB Shares              0.70       0.25     0.16          0.01           1.12
(previously Putnam VT Health Sciences Fund - Class IB
Shares)


Putnam VT International Equity Fund - Class IB Shares            0.75       0.25     0.12          0.01           1.13


Putnam VT Small Cap Value Fund - Class IB Shares                 0.80       0.25     0.12          0.08           1.25


Putnam VT Vista Fund - Class IB Shares                           0.65       0.25     0.15          0.01           1.06


RVST RiverSource Partners Variable Portfolio - Fundamental       0.77       0.13     0.16            --           1.06(8)
Value Fund


RVST RiverSource Partners Variable Portfolio - Select Value      0.89       0.13     3.33            --           4.35(8)
Fund


RVST RiverSource Partners Variable Portfolio - Small Cap         0.95       0.13     0.19          0.05           1.32(8)
Value Fund


RVST RiverSource Variable Portfolio - Cash Management Fund       0.32       0.13     0.17            --           0.62


RVST RiverSource Variable Portfolio - Diversified Bond Fund      0.44       0.13     0.15            --           0.72


RVST RiverSource Variable Portfolio - Diversified Equity         0.59       0.13     0.14            --           0.86
Income Fund


RVST RiverSource Variable Portfolio - Dynamic Equity Fund        0.44       0.13     0.15          0.02           0.74
(previously RVST RiverSource Variable Portfolio - Large Cap
Equity Fund)


RVST RiverSource Variable Portfolio - Global Inflation           0.44       0.13     0.17            --           0.74(8)
Protected Securities Fund


RVST RiverSource Variable Portfolio - High Yield Bond Fund       0.59       0.13     0.17            --           0.89


RVST RiverSource Variable Portfolio - Income Opportunities       0.61       0.13     0.18            --           0.92
Fund


RVST RiverSource Variable Portfolio - Mid Cap Growth Fund        0.58       0.13     0.17            --           0.88(8)


RVST RiverSource Variable Portfolio - Mid Cap Value Fund         0.73       0.13     0.18            --           1.04


RVST RiverSource Variable Portfolio - S&P 500 Index Fund         0.22       0.13     0.19          0.01           0.55(8)


RVST RiverSource Variable Portfolio - Short Duration U.S.        0.48       0.13     0.18            --           0.79
Government Fund


RVST Seligman Variable Portfolio - Growth Fund                   0.45       0.13     0.17          0.04           0.79
(previously RVST RiverSource Variable Portfolio - Growth
Fund)


RVST Threadneedle Variable Portfolio - Emerging Markets          1.15       0.13     0.33            --           1.61
Fund


RVST Threadneedle Variable Portfolio - International             0.82       0.13     0.20            --           1.15
Opportunity Fund


Van Kampen Life Investment Trust Comstock Portfolio, Class       0.56       0.25     0.04            --           0.85
II Shares


Van Kampen UIF Global Real Estate Portfolio, Class II            0.85       0.35     0.37            --           1.57(9)
Shares


Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares         0.75       0.35     0.31            --           1.41(9)


Van Kampen UIF U.S. Real Estate Portfolio, Class II Shares       0.77       0.35     0.30            --           1.42(9)


Wanger International                                             0.84         --     0.18            --           1.02

Wanger USA                                                       0.85         --     0.11            --           0.96





   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.45% of average daily net assets. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.36% for AIM V.I. Capital Development Fund, Series II Shares, 1.38% for AIM V.I. Global Health Care Fund, Series II Shares, 1.32% for AIM V.I. International Growth Fund, Series II Shares and 1.29% for AIM V.I. Mid Cap Core Equity Fund, Series II Shares.


 (2) The Advisor has voluntarily agreed to waive expenses. After fee waivers and expense reimbursements, net expenses would be 1.00%. This arrangement may be modified or terminated by the Advisor at any time.


 (3) The Distributor and/or Columbia have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.10% of the Fund's average daily net assets. If the waiver were reflected in the table, the total annual fund operating expenses would be 1.10%. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.


 (4) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.87% for FTVIPT Franklin Rising Dividends Securities Fund - Class 2 and 1.03% for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2.


 (5) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After expense reductions, net expenses would be 0.71%.


 (6) The other expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2008, the transfer agent fees did not exceed this expense limitation. In addition, for Oppenheimer Strategic Bond Fund/VA, Service Shares, the Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82%.


 (7) PIMCO has contractually agreed through Dec. 31, 2009, to reduce its advisory fee to the extent that the acquired fund fees and expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.42%.


 (8) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.99% for RVST RiverSource Partners Variable Portfolio - Fundamental Value Fund, 1.14% for RVST RiverSource Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource Partners Variable Portfolio - Small Cap Value Fund, 0.74% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, 1.00% for RVST RiverSource Variable Portfolio - Mid Cap Growth Fund and 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund.


 (9) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares, 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares and 1.32% for Van Kampen UIF U.S. Real Estate Portfolio, Class II Shares. The Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



--------------------------------------------------------------------------------
 12  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


CURRENTLY OFFERED


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds offered on or after May 1, 2007. They assume that you select the MAV Death Benefit and the SecureSource - Joint Life rider(2). Although your actual costs may be higher or lower, based on the assumptions your costs would be:




                                                                               IF YOU DO NOT WITHDRAW YOUR CONTRACT
                              IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY   1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
withdrawal charge
schedule               $1,599      $3,027      $4,364      $6,997           $799       $2,327      $3,764      $6,997

Five-year
withdrawal charge
schedule                1,630       3,009       4,085       7,170            830        2,409       3,885       7,170





QUALIFIED ANNUITY      1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
Seven-year
withdrawal charge
schedule               $1,584      $2,985      $4,303      $6,909           $784       $2,285      $3,703      $6,909
Five-year
withdrawal charge
schedule                1,615       2,968       4,025       7,084            815        2,368       3,825       7,084




PREVIOUSLY OFFERED


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds offered on or after May 1, 2007. They assume that you select the MAV Death Benefit and the Accumulation Protector Benefit rider(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                                                               IF YOU DO NOT WITHDRAW YOUR CONTRACT
                              IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY   1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
withdrawal charge
schedule               $1,574      $2,958      $4,262      $6,850           $774       $2,258      $3,662      $6,850

Five-year
withdrawal charge
schedule                1,604       2,940       3,984       7,027            804        2,340       3,784       7,027





QUALIFIED ANNUITY      1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
Seven-year
withdrawal charge
schedule               $1,558      $2,916      $4,200      $6,759           $758       $2,216      $3,600      $6,759
Five-year
withdrawal charge
schedule                1,589       2,899       3,923       6,939            789        2,299       3,723       6,939




PREVIOUSLY OFFERED

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds for contracts we offered prior to May 1, 2007. They assume that you select the MAV Death Benefit and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                               IF YOU DO NOT WITHDRAW YOUR CONTRACT
                              IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY   1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
Seven-year
withdrawal charge
schedule for
contracts purchased
on or after June
19, 2006               $1,604      $3,090      $4,546      $7,709           $804       $2,390      $3,946      $7,709
Seven-year
withdrawal charge
schedule for all
other contracts         1,614       3,118       4,588       7,772            814        2,418       3,988       7,772
Five-year
withdrawal charge
schedule                1,635       3,074       4,272       7,895            835        2,474       4,072       7,895






QUALIFIED ANNUITY      1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
withdrawal charge
schedule for
contracts purchased
on or after June
19, 2006               $1,589      $3,048      $4,482      $7,614           $789       $2,348      $3,882      $7,614

Seven-year
withdrawal charge
schedule for all
other contracts         1,599       3,076       4,525       7,678            799        2,376       3,925       7,678

Five-year
withdrawal charge
schedule                1,620       3,032       4,209       7,803            820        2,432       4,009       7,803





--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  13

ALL CONTRACTS
MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                               IF YOU DO NOT WITHDRAW YOUR CONTRACT
                              IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY   1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
Seven-year
withdrawal charge
schedule for
contracts purchased
on or after June
19, 2006               $  984      $1,270      $1,581      $2,127           $184        $570       $  981      $2,127
Seven-year
withdrawal charge
schedule for all
other contracts           994       1,301       1,633       2,235            194         601        1,033       2,235
Five-year
withdrawal charge
schedule                1,015       1,263       1,338       2,447            215         663        1,138       2,447





QUALIFIED ANNUITY      1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
Seven-year
withdrawal charge
schedule for
contracts purchased
on or after June
19, 2006               $  969      $1,223      $1,502      $1,963           $169        $523       $  902      $1,963
Seven-year
withdrawal charge
schedule for all
other contracts           979       1,255       1,555       2,073            179         555          955       2,073
Five-year
withdrawal charge
schedule                1,000       1,217       1,260       2,288            200         617        1,060       2,288




(1) In these examples, the $40 contract administrative charge is estimated as a .047% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.


--------------------------------------------------------------------------------
 14  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix K.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a

--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 15 redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2008.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").


  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and withdrawing from the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.


- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating investment professionals who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.


--------------------------------------------------------------------------------
 16  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  17

UNLESS AN ASSET ALLOCATION PROGRAM WE OFFER IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



------------------------------------------------------------------------------------------------------------------
                       AVAILABLE     AVAILABLE
                       UNDER         UNDER
                       CONTRACTS     CONTRACTS
                       PURCHASED     PURCHASED
                       ON OR AFTER   PRIOR TO      INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007   MAY 1, 2007   POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value        N             Y        Seeks long-term growth of        Invesco Aim Advisors, Inc.
Fund, Series II                                    capital.                         adviser, advisory entities
Shares                                                                              affiliated with Invesco Aim
                                                                                    Advisors, Inc., subadvisers.

                                                                                    On or about Aug. 1, 2009, the
                                                                                    business of Invesco Aim
                                                                                    Advisors, Inc. and Invesco
                                                                                    Global Asset Management, Inc.
                                                                                    will be combined into Invesco
                                                                                    Institutional, which will be
                                                                                    renamed Invesco Advisers, Inc.
                                                                                    and will serve as the Fund's
                                                                                    investment adviser.
------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital            Y             Y        Seeks growth of capital.         Invesco Aim Advisors, Inc.
Appreciation Fund,                                                                  adviser, advisory entities
Series II Shares                                                                    affiliated with Invesco Aim
                                                                                    Advisors, Inc., subadvisers.

                                                                                    On or about Aug. 1, 2009, the
                                                                                    business of Invesco Aim
                                                                                    Advisors, Inc. and Invesco
                                                                                    Global Asset Management, Inc.
                                                                                    will be combined into Invesco
                                                                                    Institutional, which will be
                                                                                    renamed Invesco Advisers, Inc.
                                                                                    and will serve as the Fund's
                                                                                    investment adviser.
------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital            Y             Y        Seeks long-term growth of        Invesco Aim Advisors, Inc.
Development Fund,                                  capital.                         adviser, advisory entities
Series II Shares                                                                    affiliated with Invesco Aim
                                                                                    Advisors, Inc., subadvisers.

                                                                                    On or about Aug. 1, 2009, the
                                                                                    business of Invesco Aim
                                                                                    Advisors, Inc. and Invesco
                                                                                    Global Asset Management, Inc.
                                                                                    will be combined into Invesco
                                                                                    Institutional, which will be
                                                                                    renamed Invesco Advisers, Inc.
                                                                                    and will serve as the Fund's
                                                                                    investment adviser.
------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 18  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

------------------------------------------------------------------------------------------------------------------
                       AVAILABLE     AVAILABLE
                       UNDER         UNDER
                       CONTRACTS     CONTRACTS
                       PURCHASED     PURCHASED
                       ON OR AFTER   PRIOR TO      INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007   MAY 1, 2007   POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------
AIM V.I. Global             Y             Y        Seeks capital growth.            Invesco Aim Advisors, Inc.
Health Care Fund,                                                                   adviser, advisory entities
Series II Shares                                                                    affiliated with Invesco Aim
                                                                                    Advisors, Inc., subadvisers.

                                                                                    On or about Aug. 1, 2009, the
                                                                                    business of Invesco Aim
                                                                                    Advisors, Inc. and Invesco
                                                                                    Global Asset Management, Inc.
                                                                                    will be combined into Invesco
                                                                                    Institutional, which will be
                                                                                    renamed Invesco Advisers, Inc.
                                                                                    and will serve as the Fund's
                                                                                    investment adviser.
------------------------------------------------------------------------------------------------------------------

AIM V.I.                    Y             Y        Seeks long-term growth of        Invesco Aim Advisors, Inc.
International Growth                               capital.                         adviser, advisory entities
Fund, Series II                                                                     affiliated with Invesco Aim
Shares                                                                              Advisors, Inc., subadvisers.

                                                                                    On or about Aug. 1, 2009, the
                                                                                    business of Invesco Aim
                                                                                    Advisors, Inc. and Invesco
                                                                                    Global Asset Management, Inc.
                                                                                    will be combined into Invesco
                                                                                    Institutional, which will be
                                                                                    renamed Invesco Advisers, Inc.
                                                                                    and will serve as the Fund's
                                                                                    investment adviser.
------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap            N             Y        Seeks long-term growth of        Invesco Aim Advisors, Inc.
Core Equity Fund,                                  capital.                         adviser, advisory entities
Series II Shares                                                                    affiliated with Invesco Aim
                                                                                    Advisors, Inc., subadvisers.

                                                                                    On or about Aug. 1, 2009, the
                                                                                    business of Invesco Aim
                                                                                    Advisors, Inc. and Invesco
                                                                                    Global Asset Management, Inc.
                                                                                    will be combined into Invesco
                                                                                    Institutional, which will be
                                                                                    renamed Invesco Advisers, Inc.
                                                                                    and will serve as the Fund's
                                                                                    investment adviser.
------------------------------------------------------------------------------------------------------------------

AllianceBernstein           N             Y        Seeks to maximize total return   AllianceBernstein L.P.
VPS Balanced Wealth                                consistent with
Strategy Portfolio                                 AllianceBernstein's
(Class B)                                          determination of reasonable
                                                   risk.
------------------------------------------------------------------------------------------------------------------

AllianceBernstein           Y             Y        Seeks long-term growth of        AllianceBernstein L.P.
VPS Global                                         capital.
Technology Portfolio
(Class B)
------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  19

------------------------------------------------------------------------------------------------------------------
                       AVAILABLE     AVAILABLE
                       UNDER         UNDER
                       CONTRACTS     CONTRACTS
                       PURCHASED     PURCHASED
                       ON OR AFTER   PRIOR TO      INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007   MAY 1, 2007   POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------
AllianceBernstein           Y             Y        Seeks long-term growth of        AllianceBernstein L.P.
VPS Growth and                                     capital.
Income Portfolio
(Class B)
------------------------------------------------------------------------------------------------------------------

AllianceBernstein           Y             Y        Seeks long-term growth of        AllianceBernstein L.P.
VPS International                                  capital.
Value Portfolio
(Class B)
------------------------------------------------------------------------------------------------------------------

American Century VP         N             Y        The Fund pursues long-term       American Century Investment
Inflation                                          total return using a strategy    Management, Inc.
Protection, Class II                               that seeks to protect against
                                                   U.S. inflation.
------------------------------------------------------------------------------------------------------------------

American Century VP         Y             Y        Seeks long-term capital          American Century Investment
Mid Cap Value, Class                               growth. Income is a secondary    Management, Inc.
II                                                 objective.
------------------------------------------------------------------------------------------------------------------

American Century VP         Y             Y        Seeks long-term capital          American Century Investment
Ultra(R), Class II                                 growth.                          Management, Inc.
------------------------------------------------------------------------------------------------------------------

American Century VP         Y             Y        Seeks long-term capital          American Century Investment
Value, Class II                                    growth. Income is a secondary    Management, Inc.
                                                   objective.
------------------------------------------------------------------------------------------------------------------

Columbia High Yield         Y             Y        Seeks total return, consisting   Columbia Management Advisors,
Fund, Variable                                     of a high level of income and    LLC, advisor; MacKay Shields
Series, Class B                                    capital appreciation.            LLC, subadviser.
------------------------------------------------------------------------------------------------------------------

Columbia Marsico            Y             Y        Seeks long-term growth of        Columbia Management Advisors,
Growth Fund,                                       capital.                         LLC, adviser; Marsico Capital
Variable Series,                                                                    Management, LLC, sub-adviser.
Class A
------------------------------------------------------------------------------------------------------------------

Columbia Marsico            Y             Y        Seeks long-term growth of        Columbia Management Advisors,
International                                      capital.                         LLC, adviser; Marsico Capital
Opportunities Fund,                                                                 Management, LLC, sub-adviser.
Variable Series,
Class B
------------------------------------------------------------------------------------------------------------------

Columbia Small Cap          Y             Y        Seeks long-term capital          Columbia Management Advisors,
Value Fund, Variable                               appreciation.                    LLC
Series, Class B
------------------------------------------------------------------------------------------------------------------

Credit Suisse               Y             Y        Seeks total return.              Credit Suisse Asset
Trust - Commodity                                                                   Management, LLC
Return Strategy
Portfolio
------------------------------------------------------------------------------------------------------------------

Dreyfus Investment          N             Y        Seeks investment results that    The Dreyfus Corporation
Portfolios MidCap                                  are greater than the total
Stock Portfolio,                                   return performance of publicly
Service Shares                                     traded common stocks of
                                                   medium-size domestic companies
                                                   in the aggregate, as
                                                   represented by the Standard &
                                                   Poor's MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------

Dreyfus Variable            N             Y        Seeks long-term capital growth   The Dreyfus Corporation; Fayez
Investment Fund                                    consistent with the              Sarofim & Co., sub-adviser.
Appreciation                                       preservation of capital. Its
Portfolio, Service                                 secondary goal is current
Shares                                             income.
------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 20  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

------------------------------------------------------------------------------------------------------------------
                       AVAILABLE     AVAILABLE
                       UNDER         UNDER
                       CONTRACTS     CONTRACTS
                       PURCHASED     PURCHASED
                       ON OR AFTER   PRIOR TO      INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007   MAY 1, 2007   POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------
Dreyfus Variable            Y             Y        Seeks capital growth.            The Dreyfus Corporation;
Investment Fund                                                                     Newton Capital Management
International Equity                                                                Limited, sub-adviser
Portfolio, Service
Shares
------------------------------------------------------------------------------------------------------------------

Dreyfus Variable            Y             Y        Seeks long-term capital          The Dreyfus Corporation
Investment Fund                                    growth.
International Value
Portfolio, Service
Shares
------------------------------------------------------------------------------------------------------------------

Eaton Vance VT              Y             Y        Seeks high level of current      Eaton Vance Management
Floating-Rate Income                               income.
Fund
------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP             Y             Y        Seeks long-term capital          Fidelity Management & Research
Contrafund(R)                                      appreciation. Normally invests   Company (FMR), investment
Portfolio Service                                  primarily in common stocks.      manager; FMR U.K. and FMR Far
Class 2                                            Invests in securities of         East, sub-advisers.
                                                   companies whose value it
                                                   believes is not fully
                                                   recognized by the public.
                                                   Invests in either "growth"
                                                   stocks or "value" stocks or
                                                   both. The fund invests in
                                                   domestic and foreign issuers.
------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP             N             Y        Seeks to achieve capital         FMR, investment manager; FMR
Growth Portfolio                                   appreciation. Normally invests   U.K., FMR Far East, sub-
Service Class 2                                    primarily in common stocks.      advisers.
                                                   Invests in companies that it
                                                   believes have above-average
                                                   growth potential (stocks of
                                                   these companies are often
                                                   called "growth" stocks). The
                                                   Fund invests in domestic and
                                                   foreign issuers.
------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP             Y             Y        Seeks as high level of current   FMR, investment manager; FMR
Investment Grade                                   income as is consistent with     U.K., FMR Far East, sub-
Bond Portfolio                                     the preservation of capital.     advisers.
Service Class 2                                    Normally invests at least 80%
                                                   of assets in investment-grade
                                                   debt securities (those of
                                                   medium and high quality) of
                                                   all types and repurchase
                                                   agreements for those
                                                   securities.
------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP Mid         Y             Y        Seeks long-term growth of        FMR, investment manager; FMR
Cap Portfolio                                      capital. Normally invests        U.K., FMR Far East, sub-
Service Class 2                                    primarily in common stocks.      advisers.
                                                   Normally invests at least 80%
                                                   of assets in securities of
                                                   companies with medium market
                                                   capitalizations. May invest in
                                                   companies with smaller or
                                                   larger market capitalizations.
                                                   Invests in domestic and
                                                   foreign issuers. The Fund
                                                   invests in either "growth" or
                                                   "value" common stocks or both.
------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  21

------------------------------------------------------------------------------------------------------------------
                       AVAILABLE     AVAILABLE
                       UNDER         UNDER
                       CONTRACTS     CONTRACTS
                       PURCHASED     PURCHASED
                       ON OR AFTER   PRIOR TO      INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007   MAY 1, 2007   POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP             Y             Y        Seeks long-term growth of        FMR, investment manager; FMR
Overseas Portfolio                                 capital. Normally invests        U.K., FMR Far East, Fidelity
Service Class 2                                    primarily in common stocks       International Investment
                                                   allocating investments across    Advisors (FIIA) and FIIA U.K.,
                                                   different countries and          sub-advisers.
                                                   regions. Normally invests at
                                                   least 80% of assets in non-
                                                   U.S. securities.
------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin             Y             Y        Seeks to maximize income while   Franklin Advisers, Inc.
Income Securities                                  maintaining prospects for
Fund - Class 2                                     capital appreciation.
------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin             N             Y        Seeks long-term capital          Franklin Advisory Services,
Rising Dividends                                   appreciation, with               LLC
Securities                                         preservation of capital as an
Fund - Class 2                                     important consideration.
------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin             N             Y        Seeks long-term capital          Franklin Advisers, Inc.
Small-Mid Cap Growth                               growth.
Securities
Fund - Class 2
------------------------------------------------------------------------------------------------------------------

FTVIPT Mutual Shares        N             Y        Seeks capital appreciation,      Franklin Mutual Advisers, LLC
Securities                                         with income as a secondary
Fund - Class 2                                     goal.
------------------------------------------------------------------------------------------------------------------

FTVIPT Templeton            Y             Y        Seeks high current income        Franklin Advisers, Inc.
Global Bond                                        consistent with preservation
Securities                                         of capital, with capital
Fund - Class 2                                     appreciation as a secondary
(previously FTVIPT                                 consideration.
Templeton Global
Income Securities
Fund - Class 2)
------------------------------------------------------------------------------------------------------------------

FTVIPT Templeton            Y             Y        Seeks long-term capital          Templeton Global Advisors
Growth Securities                                  growth.                          Limited, adviser; Templeton
Fund - Class 2                                                                      Asset Management Ltd.,
                                                                                    subadviser.
------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT           Y             Y        Seeks long-term capital          Goldman Sachs Asset
Mid Cap Value                                      appreciation.                    Management, L.P.
Fund - Institutional
Shares
------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT           Y             Y        Seeks long-term growth of        Goldman Sachs Asset
Structured U.S.                                    capital and dividend income.     Management, L.P.
Equity
Fund - Institutional
Shares
------------------------------------------------------------------------------------------------------------------

Janus Aspen Series          Y             Y        Seeks long-term growth of        Janus Capital Management LLC
Janus Portfolio:                                   capital in a manner consistent
Service Shares                                     with the preservation of
(previously Janus                                  capital.
Aspen Series Large
Cap Growth
Portfolio: Service
Shares)
------------------------------------------------------------------------------------------------------------------

Legg Mason Partners         Y             Y        Seeks long-term growth of        Legg Mason Partners Fund
Variable Small Cap                                 capital.                         Advisor, LLC, adviser;
Growth Portfolio,                                                                   ClearBridge Advisors, LLC,
Class I                                                                             sub-adviser.
------------------------------------------------------------------------------------------------------------------

MFS(R) New Discovery        N             Y        Seeks capital appreciation.      MFS Investment Management(R)
Series - Service
Class
------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 22  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

------------------------------------------------------------------------------------------------------------------
                       AVAILABLE     AVAILABLE
                       UNDER         UNDER
                       CONTRACTS     CONTRACTS
                       PURCHASED     PURCHASED
                       ON OR AFTER   PRIOR TO      INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007   MAY 1, 2007   POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return         Y             Y        Seeks total return.              MFS Investment Management(R)
Series - Service
Class
------------------------------------------------------------------------------------------------------------------

MFS(R) Utilities            Y             Y        Seeks total return.              MFS Investment Management(R)
Series - Service
Class
------------------------------------------------------------------------------------------------------------------

Oppenheimer Capital         Y             Y        Seeks capital appreciation.      OppenheimerFunds, Inc.
Appreciation
Fund/VA, Service
Shares
------------------------------------------------------------------------------------------------------------------

Oppenheimer Global          Y             Y        Seeks long-term capital          OppenheimerFunds, Inc.
Securities Fund/VA,                                appreciation.
Service Shares
------------------------------------------------------------------------------------------------------------------

Oppenheimer Main            Y             Y        Seeks capital appreciation.      OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
------------------------------------------------------------------------------------------------------------------

Oppenheimer                 Y             Y        Seeks high level of current      OppenheimerFunds, Inc.
Strategic Bond                                     income principally derived
Fund/VA, Service                                   from interest on debt
Shares                                             securities.
------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset         Y             Y        Seeks maximum real return        Pacific Investment Management
Portfolio, Advisor                                 consistent with preservation     Company LLC
Share Class                                        of real capital and prudent
                                                   investment management period.
------------------------------------------------------------------------------------------------------------------

Putnam VT Global            N             Y        Seeks capital appreciation.      Putnam Investment Management,
Health Care                                                                         LLC
Fund - Class IB
Shares (previously
Putnam VT Health
Sciences
Fund - Class IB
Shares)
------------------------------------------------------------------------------------------------------------------

Putnam VT                   N             Y        Seeks capital appreciation.      Putnam Investment Management,
International Equity                                                                LLC
Fund - Class IB
Shares
------------------------------------------------------------------------------------------------------------------

Putnam VT Small Cap         N             Y        Seeks capital appreciation.      Putnam Investment Management,
Value Fund - Class                                                                  LLC
IB Shares
------------------------------------------------------------------------------------------------------------------

Putnam VT Vista             N             Y        Seeks capital appreciation.      Putnam Investment Management,
Fund - Class IB                                                                     LLC
Shares
------------------------------------------------------------------------------------------------------------------

RVST RiverSource            Y             Y        Seeks long-term capital          RiverSource Investments, LLC,
Partners Variable                                  growth.                          adviser; Davis Selected
Portfolio - Fundame-                                                                Advisers, L.P., subadviser.
ntal Value Fund
------------------------------------------------------------------------------------------------------------------

RVST RiverSource            Y             Y        Seeks long-term growth of        RiverSource Investments, LLC,
Partners Variable                                  capital.                         adviser; Systematic Financial
Portfolio - Select                                                                  Management, L.P. and WEDGE
Value Fund                                                                          Capital Management L.L.P.,
                                                                                    sub-advisers.
------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  23

------------------------------------------------------------------------------------------------------------------
                       AVAILABLE     AVAILABLE
                       UNDER         UNDER
                       CONTRACTS     CONTRACTS
                       PURCHASED     PURCHASED
                       ON OR AFTER   PRIOR TO      INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007   MAY 1, 2007   POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------
RVST RiverSource            Y             Y        Seeks long-term capital          RiverSource Investments, LLC,
Partners Variable                                  appreciation.                    adviser; Barrow, Hanley,
Portfolio - Small                                                                   Mewhinney & Strauss, Inc.,
Cap Value Fund                                                                      Denver Investment Advisors
                                                                                    LLC, Donald Smith & Co., Inc.,
                                                                                    River Road Asset Management,
                                                                                    LLC and Turner Investment
                                                                                    Partners, Inc., subadvisers.
------------------------------------------------------------------------------------------------------------------

RVST RiverSource            Y             Y        Seeks maximum current income     RiverSource Investments, LLC
Variable                                           consistent with liquidity and
Portfolio - Cash                                   stability of principal.
Management Fund
------------------------------------------------------------------------------------------------------------------

RVST RiverSource            Y             Y        Seeks high level of current      RiverSource Investments, LLC
Variable                                           income while attempting to
Portfolio - Diversi-                               conserve the value of the
fied Bond Fund                                     investment for the longest
                                                   period of time.
------------------------------------------------------------------------------------------------------------------

RVST RiverSource            Y             Y        Seeks high level of current      RiverSource Investments, LLC
Variable                                           income and, as a secondary
Portfolio - Diversi-                               goal, steady growth of
fied Equity Income                                 capital.
Fund
------------------------------------------------------------------------------------------------------------------

RVST RiverSource            Y             Y        Seeks capital appreciation.      RiverSource Investments, LLC
Variable
Portfolio - Dynamic
Equity Fund
(previously RVST
RiverSource Variable
Portfolio - Large
Cap Equity Fund)
------------------------------------------------------------------------------------------------------------------

RVST RiverSource            Y             Y        Non-diversified fund that        RiverSource Investments, LLC
Variable                                           seeks total return that
Portfolio - Global                                 exceeds the rate of inflation
Inflation Protected                                over the long-term.
Securities Fund
------------------------------------------------------------------------------------------------------------------

RVST RiverSource            Y             Y        Seeks high current income,       RiverSource Investments, LLC
Variable                                           with capital growth as a
Portfolio - High                                   secondary objective.
Yield Bond Fund
------------------------------------------------------------------------------------------------------------------

RVST RiverSource            Y             Y        Seeks high total return          RiverSource Investments, LLC
Variable                                           through current income and
Portfolio - Income                                 capital appreciation.
Opportunities Fund
------------------------------------------------------------------------------------------------------------------

RVST RiverSource            N             Y        Seeks growth of capital.         RiverSource Investments, LLC
Variable
Portfolio - Mid Cap
Growth Fund
------------------------------------------------------------------------------------------------------------------

RVST RiverSource            Y             Y        Seeks long-term growth of        RiverSource Investments, LLC
Variable                                           capital.
Portfolio - Mid Cap
Value Fund
------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 24  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

------------------------------------------------------------------------------------------------------------------
                       AVAILABLE     AVAILABLE
                       UNDER         UNDER
                       CONTRACTS     CONTRACTS
                       PURCHASED     PURCHASED
                       ON OR AFTER   PRIOR TO      INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007   MAY 1, 2007   POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------
RVST RiverSource            Y             Y        Seeks long-term capital          RiverSource Investments, LLC
Variable                                           appreciation.
Portfolio - S&P 500
Index Fund
------------------------------------------------------------------------------------------------------------------

RVST RiverSource            Y             Y        Seeks high level of current      RiverSource Investments, LLC
Variable                                           income and safety of principal
Portfolio - Short                                  consistent with investment in
Duration U.S.                                      U.S. government and government
Government Fund                                    agency securities.
------------------------------------------------------------------------------------------------------------------

RVST Seligman               Y             Y        Seeks long-term capital          RiverSource Investments, LLC
Variable                                           growth.
Portfolio - Growth
Fund (previously
RVST RiverSource
Variable
Portfolio - Growth
Fund)
------------------------------------------------------------------------------------------------------------------

RVST Threadneedle           Y             Y        Seeks long-term capital          RiverSource Investments, LLC,
Variable                                           growth.                          adviser; Threadneedle
Portfolio - Emerging                                                                International Limited, an
Markets Fund                                                                        indirect wholly-owned
                                                                                    subsidiary of Ameriprise
                                                                                    Financial, sub-adviser.
------------------------------------------------------------------------------------------------------------------

RVST Threadneedle           Y             Y        Seeks capital appreciation.      RiverSource Investments, LLC,
Variable                                                                            adviser; Threadneedle
Portfolio - In-                                                                     International Limited, an
ternational                                                                         indirect wholly-owned
Opportunity Fund                                                                    subsidiary of Ameriprise
                                                                                    Financial, sub-adviser.
------------------------------------------------------------------------------------------------------------------

Van Kampen Life             Y             Y        Seeks capital growth and         Van Kampen Asset Management
Investment Trust                                   income through investments in
Comstock Portfolio,                                equity securities, including
Class II Shares                                    common stocks, preferred
                                                   stocks and securities
                                                   convertible into common and
                                                   preferred stocks.
------------------------------------------------------------------------------------------------------------------

Van Kampen UIF              Y             Y        Seeks current income and         Morgan Stanley Investment
Global Real Estate                                 capital appreciation.            Management Inc., doing
Portfolio, Class II                                                                 business as Van Kampen,
Shares                                                                              adviser; Morgan Stanley
                                                                                    Investment Management Limited
                                                                                    and Morgan Stanley Investment
                                                                                    Management Company, sub-
                                                                                    advisers.
------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid          Y             Y        Seeks long-term capital          Morgan Stanley Investment
Cap Growth                                         growth.                          Management Inc., doing
Portfolio, Class II                                                                 business as Van Kampen.
Shares
------------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S.         N             Y        Non-diversified Portfolio that   Morgan Stanley Investment
Real Estate                                        seeks above-average current      Management Inc., doing
Portfolio, Class II                                income and long-term capital     business as Van Kampen.
Shares                                             appreciation by investing
                                                   primarily in equity securities
                                                   of companies in the U.S. real
                                                   estate industry, including
                                                   real estate investment trusts.
------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  25

------------------------------------------------------------------------------------------------------------------
                       AVAILABLE     AVAILABLE
                       UNDER         UNDER
                       CONTRACTS     CONTRACTS
                       PURCHASED     PURCHASED
                       ON OR AFTER   PRIOR TO      INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007   MAY 1, 2007   POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------
Wanger International        Y             Y        Seeks long-term growth of        Columbia Wanger Asset
                                                   capital.                         Management, L.P.
------------------------------------------------------------------------------------------------------------------

Wanger USA                  Y             Y        Seeks long-term capital          Columbia Wanger Asset
                                                   appreciation.                    Management, L.P.
------------------------------------------------------------------------------------------------------------------




THE FIXED ACCOUNT




Amounts allocated to the fixed account become part of our general account. The fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ONE-YEAR FIXED ACCOUNT
Unless an asset allocation program we offer is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").

DCA FIXED ACCOUNT (APPLIES TO CONTRACTS ISSUED ON OR AFTER JUNE 19, 2006)
You may only allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.

You may allocate your entire initial purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.


In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account to your investment allocations. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the DCA fixed account at promotional rates that are higher than those we credit to the one-year fixed account. We reserve the right to declare different annual effective rates:


- for the DCA fixed account and the one-year fixed account;


--------------------------------------------------------------------------------
 26  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- for the DCA fixed accounts with terms of differing length;

- for amounts in the DCA fixed account you instruct us to transfer to the one-year fixed account;

- for amounts in the DCA fixed account you instruct us to transfer to the subaccounts.

The interest rates in effect for the DCA fixed account when we receive your purchase payment are guaranteed for the length of the term. When you allocate an additional purchase payment to an existing DCA fixed account term, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account of the same term on the date we receive your purchase payment. For DCA fixed accounts with an initial term (or, in the case of an additional purchase payment, a remaining term) of less than twelve months, the net effective interest rates we credit to the DCA fixed account balance will be less than the declared annual effective rates.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the DCA fixed account for a six month term;

- the DCA fixed account for a twelve month term;

- the Portfolio Navigator model portfolio in effect;

- if no Portfolio Navigator model portfolio is in effect, to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.

If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:

- to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;

- to the Portfolio Navigator model portfolio then in effect;

- if no Portfolio Navigator model portfolio is in effect, then to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.

If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.

If you participate in a model portfolio, and you change to a different model portfolio while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected model portfolio.

If your contract permits, and you discontinue your participation in a model portfolio while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the asset allocation model portfolio in effect, or if no asset allocation model portfolio is in effect, in accordance with your investment instructions to us to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of Your Contract -- Automated Dollar-Cost Averaging."

BUYING YOUR CONTRACT

Your investment professional will help you complete and submit an application and send it along with your initial purchase payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in

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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  27
spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are age 85 or younger.

When you apply, you may select (if available):

- the one-year fixed account, the DCA fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- the length of the withdrawal charge schedule (5 or 7 years from our receipt of each purchase payment);

- a beneficiary;

- the optional Portfolio Navigator asset allocation program; and

- one of the following Death Benefits:

  - ROP Death Benefit; or

  - MAV Death Benefit.

In addition, you may also select:

ONE OF THE FOLLOWING OPTIONAL LIVING BENEFITS (ALL REQUIRE THE USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM):


- Accumulation Protector Benefit rider



- SecureSource - Single Life rider



- SecureSource - Joint Life rider


The contract provides for allocation of purchase payments to the one-year fixed account, the DCA fixed account and/or the subaccounts of the variable account in even 1% increments. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be allocated to the one-year fixed account if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

If your application is complete, we will process it and apply your purchase payment and any purchase payment credit to the one-year fixed account, the DCA fixed account and subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make additional purchase payments to nonqualified and qualified annuities until the retirement date, subject to the contract's allowable maximum total purchase payments.

THE RETIREMENT DATE
Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. Your selected date can align with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin. The retirement date may not be earlier than 13 months after the effective contract date.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:

- no later than the annuitant's 90th(1) birthday or the tenth contract anniversary, if purchased after age 80(1), or such other date as agreed upon by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, TO COMPLY WITH IRS REGULATIONS, THE RETIREMENT DATE GENERALLY MUST BE:

- for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or


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 28  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

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- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 90th(1) birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

(1) Applies to contracts purchased on or after June 19, 2006. For all other contracts, the retirement date must be no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. Ask your investment professional which retirement date applies to you.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is more than one beneficiary, we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS
Purchase payment amounts and purchase payment timing may be limited under the terms of your contract or pursuant to state requirements.

MINIMUM INITIAL PURCHASE PAYMENT
  $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS
  $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS*
  $1,000,000


* This limit applies in total to all RiverSource Life of NY annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit Rider.



Effective Jan. 26, 2009, additional purchase payments to your variable annuity contract with a SecureSource rider, Guarantor Withdrawal Benefit for Life rider, Enhanced Guarantor Withdrawal Benefit rider, or Guarantor Withdrawal Benefit rider will be limited to $100,000 for the life of your contract. The limit does not apply to Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract issue date.


HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

REGULAR MAIL:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  29

PURCHASE PAYMENT CREDITS
As of June 19, 2006, we no longer offer purchase payment credits. Purchase payment credits are available if you purchased a contract with the seven-year withdrawal charge schedule before June 19, 2006. See Appendix F for a description of the purchase payment credits that apply to your policy.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value(1)

(1) For contracts purchased prior to Aug. 6, 2007, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in the contract year. In no instance will the charge from the fixed account exceed $30 in any contract year.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. We cannot increase these fees.

The mortality and expense risk fee you pay is based on the death benefit guarantee you select, whether the contract is a qualified annuity or a nonqualified annuity and the withdrawal charge schedule that applies to your contract.

                                                           QUALIFIED ANNUITIES     NONQUALIFIED ANNUITIES
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR CONTRACTS
PURCHASED ON OR AFTER JUNE 19, 2006
ROP Death Benefit                                                  0.90%                    1.05%
MAV Death Benefit                                                  1.10                     1.25
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR ALL OTHER
CONTRACTS
ROP Death Benefit                                                  1.00%                    1.15%
MAV Death Benefit                                                  1.20                     1.35
FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE
ROP Death Benefit                                                  1.20%                    1.35%
MAV Death Benefit                                                  1.40                     1.55


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.


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 30  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.

WITHDRAWAL CHARGE
If you withdraw all or part of your contract value before annuity payouts begin, we may deduct a withdrawal charge. As described below, a withdrawal charge applies to each purchase payment you make. The withdrawal charge lasts for 7 years or 5 years from our receipt of each purchase payment, depending on which withdrawal charge schedule you select when you purchase the contract (see "Expense Summary").


You may withdraw an amount during any contract year without a withdrawal charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the SecureSource rider, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider:




CONTRACTS WITHOUT SECURESOURCE RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER OR GUARANTOR WITHDRAWAL BENEFIT RIDER


The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary(1); or

- current contract earnings.



CONTRACTS WITH SECURESOURCE RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER


The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1);

- current contract earnings; or

- the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment.



CONTRACTS WITH GUARANTOR WITHDRAWAL BENEFIT RIDER


The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1);

- current contract earnings; or

- the Remaining Benefit Payment.

(1) We consider your initial purchase payment and any purchase payment credit to be the prior contract anniversary's contract value during the first contract year.

Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below.

A withdrawal charge will apply if the amount you withdraw includes any of your prior purchase payments that are still within their withdrawal charge schedule. To determine whether your withdrawal includes any of your prior purchase payments that are still within their withdrawal charge schedule, we withdraw amounts from your contract in the following order:

1. We withdraw the TFA first. We do not assess a withdrawal charge on the TFA.

2. We withdraw purchase payments not previously withdrawn, in the order you made them: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. By applying this "first-in, first-out" rule, we do not assess a withdrawal charge on purchase payments that we received prior to the number of years stated in the withdrawal charge schedule you select when you purchase the contract. We only assess a withdrawal charge on purchase payments that are still within the withdrawal charge schedule you selected.

EXAMPLE: Each time you make a purchase payment under the contract, a withdrawal charge schedule attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to the withdrawal charge schedule shown in your contract. (THE WITHDRAWAL CHARGE PERCENTAGES FOR THE 5-YEAR AND 7-YEAR WITHDRAWAL CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY" ABOVE.) For example, if you select the 7-Year withdrawal charge schedule, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%.

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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  31

The withdrawal charge percentage for that payment during the seventh year after it is made is 3%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a withdrawal charge as to that payment.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage (see "Expense Summary"), and then adding the total withdrawal charges.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request.

Note that the withdrawal charge is assessed against the original amount of your purchase payments that are subject to a withdrawal charge, even if your contract has lost value. This means that purchase payments withdrawn may be greater than the amount of contract value you withdraw.

For an example, see Appendix A.

WAIVER OF WITHDRAWAL CHARGES
We do not assess withdrawal charges for:

- withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;


- if you elected the SecureSource rider or Guarantor Withdrawal Benefit for Life rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;



- if you elected the Guarantor Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;


- required minimum distributions from a qualified annuity provided the amount is no greater than the required amount calculated under your specific contract currently in force; and


- contracts settled using an annuity payout plan* (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a withdrawal charge.)


- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

- amounts we refund to you during the free look period;* and

- death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS
- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal under this annuity payout plan we impose a withdrawal charge. This charge will vary based on your contract option and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in a table in the "Expense Summary." (See "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


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 32  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED


ACCUMULATION PROTECTOR BENEFIT RIDER FEE


We charge an annual fee of 0.80%(1) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the fee from the contract value on the contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.



Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the fee will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.



Currently, the Accumulation Protector Benefit rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The Accumulation Protector Benefit rider charge will not exceed a maximum of 1.75%.



We will not change the Accumulation Protector Benefit rider charge after the rider effective date unless:


(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.


If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect. The waiting period for this rider will be restarted if you elect to change your model portfolio to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Optional Benefits -- Accumulation Protector Benefit Rider").


The fee does not apply after annuity payouts begin.


(1) For contracts purchased prior to Jan. 26, 2009, the current charge is 0.55%.


SECURESOURCE RIDER FEE

We charge an annual fee of 0.90%(1) based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. The rider fee is the same whether you select the SecureSource - Single Life rider or the SecureSource - Joint Life rider.


We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.

Once you elect a SecureSource rider, you may not cancel it and the fee will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the fee from the proceeds payable, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.


Currently the SecureSource rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The SecureSource rider charge will not exceed a maximum charge of 2.00%(1).


We will not change the SecureSource rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource rider charge will not change until the end of the waiting period. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your Portfolio Navigator model portfolio;


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  33

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.


(1) For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65% and the maximum charge for Single Life rider and for Joint Life rider is 1.50%.


OPTIONAL BENEFITS -- PREVIOUSLY OFFERED


GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER FEE

We charge an annual fee of 0.65% of the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.


Once you elect the Guarantor Withdrawal Benefit for Life rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.



Currently the Guarantor Withdrawal Benefit for Life rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The Guarantor Withdrawal Benefit for Life rider charge will not exceed a maximum charge of 1.50%.



We will not change the Guarantor Withdrawal Benefit for Life rider charge after the rider effective date unless:



(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the Guarantor Withdrawal Benefit for Life rider charge will not change until the end of the waiting period. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your Portfolio Navigator model portfolio;


(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.


GUARANTOR WITHDRAWAL BENEFIT RIDER FEE

We charge an annual fee of 0.55% of contract value for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year

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fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.


Once you elect the Guarantor Withdrawal Benefit rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.



Currently the Guarantor Withdrawal Benefit rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The Guarantor Withdrawal Benefit rider charge will not exceed a maximum charge of 1.50%.



We will not change the Guarantor Withdrawal Benefit rider charge after the rider effective date unless:



(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to step up before the third contract anniversary, the Guarantor Withdrawal Benefit rider charge will not change until the third contract anniversary. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective step up or to elect to change your Portfolio Navigator model portfolio;


(b) you choose the spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.


INCOME ASSURER BENEFIT RIDER FEE


We charge an annual fee for this optional feature only if you select it. We determine the fee by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit rider you select. There are three Income Assurer Benefit rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit is as follows:




                                                              MAXIMUM              CURRENT

Income Assurer Benefit - MAV                                    1.50%                0.30%

Income Assurer Benefit - 5% Accumulation Benefit Base           1.75                 0.60

Income Assurer Benefit - Greater of MAV or 5% Accumulation
Benefit Base                                                    2.00                 0.65




We deduct the fee from the contract value on your contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate Income Assurer Benefit fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.



Currently the Income Assurer Benefit rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate charge for each model portfolio but not to exceed the maximum charges shown above. We cannot change the Income Assurer Benefit charge after the rider effective date, unless you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the charge and/or charge a separate charge for each model portfolio. If you decide to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the charge, you will pay the charge that is in effect on the valuation date we receive your written request to change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect. The waiting period for the rider will be


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  35
restarted if you elect to change your model portfolio to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Optional
Benefits -- Income Assurer Benefit Riders"). The fee does not apply after annuity payouts begin or the Income Assurer Benefit terminates.


VALUING YOUR INVESTMENT

We value your accounts as follows:

THE FIXED ACCOUNT
THE FIXED ACCOUNT INCLUDES THE ONE-YEAR FIXED ACCOUNT AND THE DCA FIXED ACCOUNT.

We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- the sum of your purchase payments and any purchase payment credits allocated to the one-year fixed account and the DCA fixed account, and transfer amounts to the one-year fixed account;

- plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:


  - Accumulation Protector Benefit rider;



  - SecureSource rider;



  - Guarantor Withdrawal Benefit for Life rider;



  - Guarantor Withdrawal Benefit rider;



  - Income Assurer Benefit rider;


SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;


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

- partial withdrawals;

- withdrawal charges;

and the deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the following optional benefits you have selected:


  - Accumulation Protector Benefit rider;



  - SecureSource rider;



  - Guarantor Withdrawal Benefit for Life rider;



  - Guarantor Withdrawal Benefit rider; or



  - Income Assurer Benefit rider.


Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account to one or more subaccounts. You can also obtain the benefits of dollar-cost averaging by setting up an interest sweep strategy. Interest sweeps are a monthly transfer of the interest earned from the one-year fixed account into the subaccounts of your choice. If you participate in an interest sweep strategy the interest you earn on the one-year fixed account will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED
                                                     Jan       $100           $20           5.00
                                                     Feb        100            18           5.56
you automatically buy                                Mar        100            17           5.88
more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     Jun        100            18           5.56

                                                     Jul        100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  37

Dollar-cost averaging as described in this section is not available when a Portfolio Navigator model portfolio is in effect. However, subject to certain restrictions, dollar-cost averaging is available for use with a DCA fixed account. See the "DCA Fixed Account" and "Portfolio Navigator Asset Allocation Program" sections in this prospectus for details.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable by us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

Different rules apply to asset rebalancing under a Portfolio Navigator model portfolio (see "Portfolio Navigator Asset Allocation Program" and "Appendix G:
Asset Allocation Program for Contracts Purchased Before June 19, 2006" below).

As long as you are not participating in a Portfolio Navigator model portfolio, asset rebalancing is available for use with the DCA fixed account (see "DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the DCA fixed account, you must terminate the asset rebalancing program or the DCA fixed account, as you may choose.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM
The Portfolio Navigator Asset Allocation Program (PN program) described in this section replaces the previously offered asset allocation program described in Appendix G for owners of all contracts purchased on or after June 19, 2006 and for contract owners who choose to move from the previously offered asset allocation program to the PN program or who add the PN program on or after June 19, 2006. The PN program is available for nonqualified annuities and for qualified annuities.


The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, and may include the one-year fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract purchased on or after June 19, 2006 includes an optional Accumulation Protector Benefit rider, SecureSource rider, Guarantor Withdrawal Benefit for Life rider or Income Assurer Benefit rider. If your contract does not include one of these riders, you also may elect to participate in the PN program. You should review any PN program information, including the terms of the PN program, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program.


SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized

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 38  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.

POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role, RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the one-year fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment

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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  39
risk. Neither RiverSource Life of NY nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the one-year fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you initially allocate qualifying purchase payments to the DCA fixed account, when available (see "DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the DCA fixed account into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the DCA fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes an optional Accumulation Protector Benefit rider, SecureSource rider or Guarantor Withdrawal Benefit for Life rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your rider. If your contract includes the SecureSource rider, we reserve the right to limit the number of model portfolio changes if required to comply with the written instructions of a Fund (see "Market Timing"). If your contract includes the SecureSource rider or the Guarantor Withdrawal Benefit for Life rider, we reserve the right to limit the number of model portfolios from which you can select, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept or when you take a withdrawal;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions

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 40  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


PN PROGRAM UNDER THE ACCUMULATION PROTECTOR BENEFIT RIDER, SECURESOURCE RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER, GUARANTOR WITHDRAWAL BENEFIT RIDER OR INCOME ASSURER BENEFIT RIDER



If you purchase the optional Accumulation Protector Benefit rider, the optional SecureSource rider, the optional Guarantor Withdrawal Benefit for Life rider, the optional Guarantor Withdrawal Benefit rider or the optional Income Assurer Benefit rider, you are required to participate in the PN program under the terms of each rider.



- ACCUMULATION PROTECTOR BENEFIT RIDER: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the model portfolios. For contracts purchased on or after Jan. 26, 2009, you cannot select the Aggressive model portfolio as your model portfolio, or transfer to the Aggressive model portfolio while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period as does the requirement that you participate in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.



- SECURESOURCE RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER: The SecureSource rider and the Guarantor Withdrawal Benefit for Life rider require that your contract value be invested in one of the model portfolios for the life of the rider. Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select. Because you cannot terminate the SecureSource rider or the Guarantor Withdrawal Benefit for Life rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE SECURESOURCE RIDER OR THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.



- GUARANTOR WITHDRAWAL BENEFIT RIDER: Because the Guarantor Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Guarantor Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.



- INCOME ASSURER BENEFIT RIDER: You can terminate the Income Assurer Benefit rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. As long as the Income Assurer Benefit rider is in effect, your contract value must be invested in one of the model portfolios. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT RIDER IS IN EFFECT.



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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  41

OPTIONAL PN PROGRAM


If you do not select the optional Accumulation Protector Benefit rider, the optional SecureSource rider, the optional Guarantor Withdrawal Benefit for Life rider, the optional Guarantor Withdrawal Benefit rider or the optional Income Assurer Benefit rider with your contract, you may elect to participate in the PN program.


You may elect the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN program will end. You may ask us in writing to allocate the variable subaccount portion of your contract value according to the percentage that you choose (see "Asset Rebalancing"). You can elect to participate in the PN program again at any time.

You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from the DCA fixed account (see "DCA Fixed Account"). Partial withdrawals do not cancel the PN program. Your participation in the PN program will terminate on the date you make a full withdrawal from your contract, on your retirement date or when your contract terminates for any reason.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while a Portfolio Navigator model portfolio is in effect.

You may transfer contract value from any one subaccount, the one-year fixed account or the DCA fixed account to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the one-year fixed account.) You may not transfer contract value to the DCA fixed account.

The date your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer. The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. We reserve the right to further limit transfers to the one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.


- You may transfer contract values from the one-year fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. We reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- You may not transfer contract values from the subaccounts or the one-year fixed account into the DCA fixed account. However, you may transfer contract values from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, as described above. (See "DCA Fixed Account.")

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. When annuity payments begin, you must transfer all contract value out of your DCA accounts.

- We reserve the right to limit the number of transfers you may make in a contract year to 12.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.


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 42  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automatic transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners, uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS

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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  43

ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER, AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our home office:

REGULAR MAIL:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555


EXPRESS MAIL:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


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 44  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your investment professional can help you set up automated transfers among your one-year fixed account or the subaccounts or automated partial withdrawals from the one-year fixed account, DCA fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- If a Portfolio Navigator model portfolio is in effect, you are not allowed to set up an automated transfer except in connection with a DCA fixed account (see "The Fixed Account -- DCA Fixed Account" and "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program").

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

 3 BY PHONE

Call between 8 a.m. and 4:30 p.m. Eastern time:
(800) 504-0469

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request in good order at our home office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. If we receive your withdrawal request at our home office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay administrative charges, withdrawal charges or any applicable optional rider charges (see "Charges"), IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")



Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected a SecureSource rider, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the SecureSource rider, Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits").



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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  45

In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see
"Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES
If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, the DCA fixed account and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value unless requested otherwise.(1) After executing a partial withdrawal, the value in the one-year fixed account and each subaccount must be either zero or at least $50.


(1) If you elected a SecureSource rider, you do not have the option to request from which account to withdraw.


RECEIVING PAYMENT
By regular or express mail:

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.


Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:


  - the withdrawal amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.



In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.


The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - effective Jan. 1, 2009, the distribution is due to plan termination; or

  - effective Jan. 1, 2009, you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes")


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 46  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our home office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have an Income Assurer Benefit, the rider will terminate upon transfer of ownership of the annuity contract. The Accumulation Protector Benefit rider, the Guarantor Withdrawal Benefit for Life rider, and the Guarantor Withdrawal Benefit rider will continue upon transfer of ownership of the annuity contract (see "Optional Benefits").


BENEFITS IN CASE OF DEATH

You must select a death benefit at the time you purchase your contract. There are two death benefit options available under your contact:


- ROP Death Benefit; or



- MAV Death Benefit.



If both you and the annuitant are age 79 or younger at contract issue, you may select either death benefit. If either you or the annuitant are age 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that you elect in your contract on your contract's data page. The death benefit you elect determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")



Under both options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


For an example of how each death benefit is calculated, see Appendix B.

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:


                                                                              PW X DB
ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)  =  ---------
                                                                                 CV




  PW = the amount by which the contract value is reduced as a result of the partial withdrawal.


  DB = the death benefit on the date of (but prior to) the partial withdrawal.

  CV = contract value on the date of (but prior to) the partial withdrawal.

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a) current contract value; or


(b) total purchase payments and any purchase payment credits applied to the contract minus adjusted partial withdrawals.


Thereafter, we increase the MAV by any additional purchase payments and any purchase payment credits and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  47

RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT


The ROP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments and any purchase payment credits, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, we will pay the beneficiary the greater of these two values, minus any applicable rider charges:


1. contract value; or


2. total purchase payments and any purchase payment credits applied to the contract minus adjusted partial withdrawals.


MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT


The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:


1. contract value;


2. total purchase payments and any purchase payment credits applied to the contract minus adjusted partial withdrawals; or


3. the MAV on the date of death.

IF YOU DIE BEFORE YOUR RETIREMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit, if selected, will terminate. The SecureSource - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force. The Accumulation Protector Benefit rider, the SecureSource Single Life rider, the Guarantor Withdrawal Benefit for Life rider, and the Guarantor Withdrawal Benefit rider, if selected, will continue (see "Optional Benefits").


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

Additionally, the optional SecureSource(SM) riders, if one is selected, will terminate.

QUALIFIED ANNUITIES
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


  Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit, if selected, will terminate. The SecureSource - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new


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 48  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
  owner. The Accumulation Protector Benefit rider, SecureSource Single Life rider, the Guarantor Withdrawal Benefit for Life rider and the Guarantor Withdrawal Benefit rider, if selected, will continue (see "Optional Benefits").


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five-year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.


  Additionally, the optional SecureSource riders, if one is selected, will terminate.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS


THE ASSETS HELD IN OUR GENERAL ACCOUNT SUPPORT THE GUARANTEES UNDER YOUR CONTRACT, INCLUDING OPTIONAL DEATH BENEFITS AND OPTIONAL LIVING BENEFITS. TO THE EXTENT THAT WE ARE REQUIRED TO PAY YOU AMOUNTS IN ADDITION TO YOUR CONTRACT VALUE UNDER THESE BENEFITS, SUCH AMOUNTS WILL COME FROM OUR GENERAL ACCOUNT ASSETS. YOU SHOULD BE AWARE THAT OUR GENERAL ACCOUNT IS EXPOSED TO THE RISKS NORMALLY ASSOCIATED WITH A PORTFOLIO OF FIXED-INCOME SECURITIES, INCLUDING INTEREST RATE, OPTION, LIQUIDITY AND CREDIT RISK. THE FINANCIAL STATEMENTS CONTAINED IN THE SAI INCLUDE A FURTHER DISCUSSION OF THE RISKS INHERENT WITHIN THE INVESTMENTS OF THE GENERAL ACCOUNT.



OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED



ACCUMULATION PROTECTOR BENEFIT RIDER


The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit rider may provide a guaranteed contract value at the end of the specified waiting period on the benefit date, but not until then, under the following circumstances:



------------------------------------------------------------------------------------------------
                                                  THEN YOUR ACCUMULATION PROTECTOR BENEFIT RIDER
ON THE BENEFIT DATE, IF:                          BENEFIT IS:
------------------------------------------------------------------------------------------------
The Minimum Contract Accumulation Value           The contract value is increased on the benefit
(defined below) as determined under the           date to equal the Minimum Contract
Accumulation Protector Benefit rider is           Accumulation Value as determined under the
greater than your contract value,                 Accumulation Protector Benefit rider on the
                                                  benefit date.
------------------------------------------------------------------------------------------------
The contract value is equal to or greater than    Zero; in this case, the Accumulation Protector
the Minimum Contract Accumulation Value as        Benefit rider ends without value and no
determined under the Accumulation Protector       benefit is payable.
Benefit rider,
------------------------------------------------------------------------------------------------




If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: If you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.



You may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Protector Benefit may not be purchased with the optional SecureSource riders, Guarantor Withdrawal Benefit for Life rider, the Guarantor Withdrawal Benefit rider, or any Income Assurer Benefit rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. The Accumulation Protector Benefit(R) rider may not be available in all states.



You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:


- you must participate in the Portfolio Navigator program if you purchase a contract on or after June 19, 2006 with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If you selected this rider before

--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  49

  June 19, 2006, you must participate in the asset allocation program (see "Appendix G: Asset Allocation Program for Contracts Purchased Before June 19, 2006"), however, you may elect to participate in the Portfolio Navigator program after June 19, 2006. The Portfolio Navigator program and the asset allocation program limits your choice of subaccounts and the one-year fixed account to those that are in the asset allocation model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider;


- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider;



- if you purchase this annuity as a qualified annuity, for example, an IRA, you may need to take partial withdrawals from your contract to satisfy the minimum distribution requirements of the Code (see "Taxes -- Qualified
  Annuities -- Required Minimum Distributions"). Partial withdrawals, including those used to satisfy required minimum distributions, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;



- if you think you may withdraw all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;



- the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the elective step up option (described below) or your surviving spouse exercises the spousal continuation elective step up (described below); and



- the 10 year waiting period under the Accumulation Protector Benefit rider will be restarted if you elect to change model portfolios to one that causes the Accumulation Protector Benefit rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.



Be sure to discuss with your investment professional whether an Accumulation Protector Benefit rider is appropriate for your situation.



HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.


MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.


ADJUSTMENTS FOR PARTIAL WITHDRAWALS: The adjustment made for each partial withdrawal from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial withdrawal to the contract value on the date of (but immediately prior to) the partial withdrawal; and

(b) is the MCAV on the date of (but immediately prior to) the partial withdrawal.

WAITING PERIOD: The waiting period for the rider is 10 years.


The 10 year waiting period under the Accumulation Protector Benefit rider will be restarted on the latest contract anniversary if you elect to change asset allocation models to one that causes the Accumulation Protector Benefit rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.


Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and any purchase payment credits received within the first 180 days that the rider is effective. It is reduced by adjustments for any partial withdrawals made during the waiting period.

AUTOMATIC STEP UP
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.


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 50  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Protector Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

SPOUSAL CONTINUATION
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER
The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full withdrawal; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.

For an example, see Appendix C.

SECURESOURCE RIDERS
There are two optional SecureSource riders available under your contract:

- SecureSource - Single Life; or

- SecureSource - Joint Life.

The information in this section applies to both SecureSource riders, unless otherwise noted.

The SecureSource - Single Life rider covers one person. The SecureSource - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource rider is an optional benefit that you may select for an additional annual charge if(1):

- SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.

(1) The SecureSource riders are not available under an inherited qualified annuity.


--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  51

The SecureSource rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:


- SINGLE LIFE: you have recovered at minimum all of your purchase payments or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below), even if the contract value is zero.

Your contract provides for annuity payouts to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payouts begin.


The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.



Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:


(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment
    (GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).

Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 68, or the rider effective date if the younger covered spouse is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).

Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:

- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.


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 52  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts
(GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.


You should consider whether a SecureSource rider is appropriate for you because:


- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

      JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

      (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

      (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  53

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.


- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts and one-year fixed account (if included) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") You may allocate qualifying purchase payments to the DCA fixed account, when available (see "DCA Fixed Account"), and we will make monthly transfers into the model portfolio you have chosen. You may make two elective model portfolio changes per contract year; we reserve the right to limit elective model portfolio changes if required to comply with the written instructions of a fund (see "Market Timing").


  You can allocate your contract value to any available model portfolio during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio to any available model portfolio.

  Immediately following a withdrawal your contract value will be reallocated to the target model portfolio as shown in your contract if your current model portfolio is more aggressive than the target model portfolio. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target model portfolio is currently the Moderate model. We reserve the right to change the target model portfolio to a model portfolio that is more aggressive than the current target model portfolio after 30 days written notice.

  After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio to the target model portfolio or any model portfolio that is more conservative than the target model portfolio without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to a model portfolio that is more aggressive than the target model portfolio, your rider benefit will be reset as follows:

  (a) the total GBA will be reset to the lesser of its current value or the contract value; and

  (b) the total RBA will be reset to the lesser of its current value or the contract value; and

  (c) the ALP, if established, will be reset to the lesser of its current value or:

      - SINGLE LIFE: 6%;

      - JOINT LIFE: 5.5%,

      of the contract value; and

  (d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

  (e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not be less than zero; and


  (f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.


  You may request to change your model portfolio by written request on an authorized form or by another method agreed to by us.


- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Protector Benefit rider.



- NON-CANCELABLE: Once elected, the SecureSource rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).


- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust

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  ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.


  If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.



- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative additional purchase payments to $100,000. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".


- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:


- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Also, withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.


- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.


- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, a SecureSource rider may be of limited value to you.



KEY TERMS AND PROVISIONS OF THE SECURESOURCE RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any withdrawal charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.


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  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE
      APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.


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- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.


JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.


ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):
- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or


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

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is:

- SINGLE LIFE: $300,000;

- JOINT LIFE: $275,000.

Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- SINGLE LIFE: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- JOINT LIFE: The ALP is established as 5.5% of the total RBA on the earliest of the following dates:

   (a) the rider effective date if the younger covered spouse has already reached age 68.

   (b) the rider anniversary on/following the date the younger covered spouse reaches age 68.

   (c) upon the first death of a covered spouse, then

      (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 68; or

      (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 68; or

      (3) the rider anniversary on/following the date the surviving covered spouse reaches age 68.

   (d) Following dissolution of marriage of the covered spouses,

      (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 68; or

      (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 68.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

(a) less than or equal to the RALP -- the ALP remains unchanged.

(b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,


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of the contract value immediately following the withdrawal.


REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The RALP is established at the same time as the ALP, and:

   (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to:

      - SINGLE LIFE: 6%;

      - JOINT LIFE: 5.5%,

      of purchase payments.

   (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the purchase payment amount.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and the RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.


Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix E for additional information.


STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.


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- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

   (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

   (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the contract value on the step up date.

- The RALP will be reset as follows:

   (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

   (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH:

SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource - Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to the spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:


- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The

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  RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource(SM) - Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

   (a) receive the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

   (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 68, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

   (a) the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or.

   (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

   - SINGLE LIFE: covered person;

   - JOINT LIFE: last surviving covered spouse.


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Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.


The SecureSource rider and the contract will terminate under either of the following two scenarios:


- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:
SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.


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

CONTRACT OWNERSHIP CHANGE:

SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.


- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource(SM) rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION

The SecureSource rider cannot be terminated either by you or us except as follows:


1. SINGLE LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than your spouse continues the contract, or

   (b) your spouse does not use the spousal continuation provision of the contract to continue the contract.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  63

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than a covered spouse continues the contract, or

   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.

OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED

If you bought a contract before August 6, 2007 with an optional living benefit, please use the following table to review the disclosure that applies to the optional living benefit rider you purchased. If you are uncertain as to which optional living benefit rider you purchased, ask your investment professional, or contact us at the telephone number or address shown on the first page of this prospectus.



------------------------------------------------------------------------------
                                                         DISCLOSURE FOR THIS
                         AND YOU SELECTED ONE OF THE     BENEFIT MAY BE
IF YOU PURCHASED         FOLLOWING OPTIONAL LIVING       FOUND IN THE
A CONTRACT(1)...         BENEFITS...                     FOLLOWING SECTION:
------------------------------------------------------------------------------
Before June 19, 2006     Guarantor Withdrawal Benefit    Appendix I
------------------------------------------------------------------------------
June 19,                 Guarantor Withdrawal Benefit    Appendix H
  2006 -- August 5,      for Life
  2007
------------------------------------------------------------------------------
Before May 1, 2007       Income Assurer Benefit          Appendix J
------------------------------------------------------------------------------




(1) Your actual contract and any riders are the controlling documents. If you are uncertain which rider you have, please contact your investment professional or us.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The DCA fixed account is not available during this period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 5.0% investment rate (if your contract does not have a 5-year withdrawal charge schedule and a MAV Death Benefit) for the 3.5% Table A. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 3.5% assumed interest

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 64  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
rate results in a lower initial payout, but later payouts will increase more quickly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose an annuity payout plan by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit rider.


- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.


- PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: (under the Income Assurer Benefit rider: you may select life annuity with ten or 20 years certain): We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.



- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: (not available under the Income Assurer Benefit rider): We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


- PLAN D

  - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

  - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.


- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception: If you have an Income Assurer Benefit rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will vary between 5.90% and 7.85% depending on the applicable contract option and the applicable assumed investment rate. (See
  "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")



- GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH A SECURESOURCE RIDER, THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE OR GUARANTOR WITHDRAWAL BENEFIT RIDERS): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- SecureSource Riders", "Appendix H: Guarantor Withdrawal Benefit for Life Rider" or "Appendix I: Guarantor Withdrawal Benefit Rider"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.



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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  65

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution (or deemed distribution) from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.


ANNUITY PAYOUTS: Generally, unlike withdrawals, the taxation of annuity payouts are subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWALS: Generally, if you withdraw all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full withdrawal) we compute withholding using 10% of the taxable portion.


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

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a withdrawal for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies and annuity contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment or annuity contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For exchanges after 2009, a life insurance policy, annuity or endowment contract or a qualified long-term care insurance contract may be exchanged for a qualified long-term care insurance contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable withdrawal on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any withdrawals from either contract.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  67

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.


The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.



In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.



State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;


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 68  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.


SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received

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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  69
instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or


- in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.


- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.


PAYMENTS WE MAKE TO SELLING FIRMS
- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 5.25% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.

- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We

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 70  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
  generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

  - providing service to contract owners; and

  - funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS
We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and making a withdrawal from the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

- revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including withdrawal charges; and

- fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS

- The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

- To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
RiverSource Life of NY issues the contracts. We are located at 20 Madison Avenue Extension, Albany, NY 12203 and are a wholly-owned subsidiary of RiverSource Life Insurance Company which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  71

LEGAL PROCEEDINGS
RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.


RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



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 72  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

                                   APPENDICES

                   TABLE OF CONTENTS AND CROSS-REFERENCE TABLE


APPENDIX NAME                               PAGE #    CROSS-REFERENCE                             PAGE #
Appendix A: Example -- Withdrawal
Charges                                      p.  74   Charges -- Withdrawal Charges               p.  31
Appendix B: Example -- Death Benefits        p.  79   Benefits in Case of Death                   p.  47
Appendix C: Example -- Accumulation                   Optional Benefits -- Accumulation
Protector Benefit Rider                      p.  80   Protector Benefit Rider                     p.  49
Appendix D -- Example -- SecureSource()
Riders                                      p.   81   Optional Benefits -- SecureSource Riders    p.  51
Appendix E -- SecureSource()
Riders -- Additional RMD Disclosure          P.  85   Optional Benefits -- SecureSource Riders    p.  51
Appendix F: Purchase Payment Credits for              Buying Your Contract -- Purchase Payment
Eligible Contracts                           p.  86   Credits                                     p.  30
Appendix G: Asset Allocation Program for
Contracts Purchased Before June 19, 2006     p.  87   N/A
Appendix H: Guarantor Withdrawal Benefit
for Life Rider Disclosure                    p.  88
Appendix I: Guarantor Withdrawal Benefit
Rider Disclosure                             p. 101   N/A
Appendix J: Income Assurer Benefit
Riders                                       p. 108   N/A
Appendix K: Condensed Financial                       Condensed Financial Information
Information (Unaudited)                      p. 117   (Unaudited)                                  p. 15



The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, DCA fixed account, and one-year fixed account and the fees and charges that apply to your contract.

The examples of death benefits and optional riders in appendices B through D and H through J include a partial withdrawal to illustrate the effect of a partial withdrawal on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial withdrawals from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  73

APPENDIX A: EXAMPLE -- WITHDRAWAL CHARGES

For purposes of calculating any withdrawal charge, including the examples illustrated below, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling:


   - up to 10% of your prior anniversary's contract value or your contract's remaining benefit payment if you elected the Guarantor Withdrawal Benefit rider and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.



   - up to 10% of your prior anniversary's contract value or the greater of your contract's remaining benefit payment or remaining annual lifetime payment if you elected a SecureSource rider or the Guarantor Withdrawal Benefit for Life rider, and the greater of your RALP and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.


2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

       PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, the one-year fixed account or the DCA fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.

The examples below show how the withdrawal charge for a full and partial withdrawal is calculated for a contract with a seven-year withdrawal charge schedule. Each example illustrates the amount of the withdrawal charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.


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 74  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

--------------------------------------------------------------------------------

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment;

- During the fourth contract year you withdraw the contract for its total value. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior withdrawals.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                     Contract value just prior to withdrawal:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00
WE CALCULATE THE WITHDRAWAL CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of withdrawal
          as:
                Contract value just prior to withdrawal (CV):       $60,000.00            $40,000.00
          Less purchase payments received and not previously         50,000.00             50,000.00
          withdrawn (PPNPW):
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the Total Free Amount (TFA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                TFA (but not less than zero):        10,000.00              4,200.00

STEP 3.   Next we determine ACV, the amount by which the
          contract value withdrawn exceeds earnings.
                                    Contract value withdrawn:        60,000.00             40,000.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                ACV (but not less than zero):        50,000.00             40,000.00

STEP 4.   Next we determine XSF, the amount by which 10% of
          the prior anniversary's contract value exceeds
          earnings.
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                XSF (but not less than zero):             0.00              4,200.00

STEP 5. Now we can determine how much of the PPNPW is being withdrawn (PPW) as follows:

          PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW -
          XSF)

                                            XSF from Step 4 =             0.00              4,200.00
                                            ACV from Step 3 =        50,000.00             40,000.00
                                             CV from Step 1 =        60,000.00             40,000.00
                                            TFA from Step 2 =        10,000.00              4,200.00
                                          PPNPW from Step 1 =        50,000.00             50,000.00
                                                                    ----------            ----------
                                                        PPW =        50,000.00             50,000.00




--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  75

STEP 6.   We then calculate the withdrawal charge as a
          percentage of PPW. Note that for a contract with a
          loss, PPW may be greater than the amount you request
          to withdraw:
                                                          PPW:        $50,000.00            $50,000.00
                                                     less XSF:              0.00              4,200.00
                                                                      ----------            ----------
                 amount of PPW subject to a withdrawal charge:         50,000.00             45,800.00
                     multiplied by the withdrawal charge rate:            x 7.0%                x 7.0%
                                                                      ----------            ----------
                                            withdrawal charge:          3,500.00              3,206.00

STEP 7.   The dollar amount you will receive as a result of
          your full withdrawal is determined as:
                                     Contract value withdrawn:         60,000.00             40,000.00
                                            WITHDRAWAL CHARGE:         (3,500.00)            (3,206.00)
              Contract charge (assessed upon full withdrawal):            (40.00)               (40.00)
                                                                      ----------            ----------
                                 NET FULL WITHDRAWAL PROCEEDS:         56,460.00             36,754.00




--------------------------------------------------------------------------------
 76  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PARTIAL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial withdrawal of $15,000.00. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior withdrawals.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                     Contract value just prior to withdrawal:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00


We determine the amount of contract value that must be withdrawn in order for the net partial withdrawal proceeds to match the amount requested. We start with an estimate of the amount of contract value to withdraw and calculate the resulting withdrawal charge and net partial withdrawal proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to withdraw that generates the desired net partial withdrawal proceeds.

WE CALCULATE THE WITHDRAWAL CHARGE FOR EACH ESTIMATE AS
  FOLLOWS:
STEP 1.   First, we determine the amount of earnings available
          in the contract at the time of withdrawal as:
                  Contract value just prior to withdrawal (CV):       $60,000.00            $40,000.00
             Less purchase payments received and not previously        50,000.00             50,000.00
                                             withdrawn (PPNPW):
                                                                      ----------            ----------
             Earnings in the contract (but not less than zero):        10,000.00                  0.00
STEP 2.   Next, we determine the Total Free Amount (TFA)
          available in the contract as the greatest of the
          following values:
                                      Earnings in the contract:        10,000.00                  0.00
                 10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                      ----------            ----------
                                  TFA (but not less than zero):        10,000.00              4,200.00
STEP 3.   Next we determine ACV, the amount by which the
          contract value withdrawn exceeds earnings.
                                      Contract value withdrawn:        15,376.34             16,062.31
                                 Less earnings in the contract:        10,000.00                  0.00
                                                                      ----------            ----------
                                  ACV (but not less than zero):         5,376.34             16,062.31
STEP 4.   Next we determine XSF, the amount by which 10% of the
          prior anniversary's contract value exceeds earnings.
                 10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                 Less earnings in the contract:        10,000.00                  0.00
                                                                      ----------            ----------
                                  XSF (but not less than zero):             0.00              4,200.00


--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  77

STEP 5. Now we can determine how much of the PPNPW is being withdrawn (PPW) as follows:

          PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

                                              XSF from Step 4 =       $     0.00            $ 4,200.00
                                              ACV from Step 3 =         5,376.34             16,062.31
                                               CV from Step 1 =        60,000.00             40,000.00
                                              TFA from Step 2 =        10,000.00              4,200.00
                                            PPNPW from Step 1 =        50,000.00             50,000.00
                                                                      ----------            ----------
                                                          PPW =         5,376.34             19,375.80

STEP 6.   We then calculate the withdrawal charge as a
          percentage of PPW. Note that for a contract with a
          loss, PPW may be greater than the amount you request
          to withdraw:
                                                           PPW:         5,376.34             19,375.80
                                                      less XSF:             0.00              4,200.00
                                                                      ----------            ----------
                  amount of PPW subject to a withdrawal charge:         5,376.34             15,175.80
                      multiplied by the withdrawal charge rate:           x 7.0%                x 7.0%
                                                                      ----------            ----------
                                             withdrawal charge:           376.34              1,062.31
STEP 7.   The dollar amount you will receive as a result of
          your partial withdrawal is determined as:
                                      Contract value withdrawn:        15,376.34             16,062.31
                                             WITHDRAWAL CHARGE:          (376.34)            (1,062.31)
                                                                      ----------            ----------
                               NET PARTIAL WITHDRAWAL PROCEEDS:        15,000.00             15,000.00




--------------------------------------------------------------------------------
 78  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX B: EXAMPLE -- DEATH BENEFITS


EXAMPLE -- ROP DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $20,000; and

- on the first contract anniversary you make an additional purchase payment of $5,000; and

- during the second contract year the contract value falls to $22,000 and you take a $1,500 (including withdrawal charge) partial withdrawal; and

- during the third contract year the contract value grows to $23,000.


WE CALCULATE THE ROP DEATH BENEFIT AS FOLLOWS:
CONTRACT VALUE AT DEATH:                                                               $23,000.00
                                                                                       ----------
Purchase payments minus adjusted partial withdrawals:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial withdrawals calculated as:
         $1,500 x $25,000

         ----------------  =                                                            -1,704.55
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------





  THE ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:
  $23,295.45

EXAMPLE -- MAV DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000; and

- on the first contract anniversary the contract value grows to $26,000; and

- during second contract year the contract value falls to $22,000, at which point you take a $1,500 (including withdrawal charge) partial withdrawal, leaving a contract value of $20,500.

WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $20,500.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 x $25,000

         ----------------  =                                                            -1,704.55
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------
3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
         Greatest of your contract anniversary values:                                 $26,000.00
         plus purchase payments made since the prior anniversary:                           +0.00
         minus the death benefit adjusted partial withdrawals, calculated as:
         $1,500 x $26,000

         ----------------  =                                                            -1,772.73
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $24,227.27
                                                                                       ----------




  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH
  IS THE MAV:                                                         $24,227.27


--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  79

APPENDIX C: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT(R) RIDER




The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.



The example assumes:



- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.



- You make no additional purchase payments.



- You do not exercise the Elective Step-up option



- The Accumulation Benefit rider fee is 0.80%.



                             PARTIAL
END OF        ASSUMED      WITHDRAWAL      ADJUSTED                  ACCUMULATION
CONTRACT      NET RATE     (BEGINNING       PARTIAL                     BENEFIT       CONTRACT
YEAR         OF RETURN      OF YEAR)      WITHDRAWAL       MCAV         AMOUNT          VALUE
1                12%              0              0       100,000             0         111,104
2                15%              0              0       101,398             0         126,747
3                 3%              0              0       103,604             0         129,505
4                -8%              0              0       103,604             0         118,192
5               -15%              0              0       103,604             0          99,634
6                20%          2,000          2,080       101,525             0         116,224
7                15%              0              0       106,071             0         132,588
8               -10%              0              0       106,071             0         118,375
9               -20%          5,000          4,480       101,590             0          89,851
10              -12%              0              0       101,590        23,334          78,256







--------------------------------------------------------------------------------
 80  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX D: EXAMPLE -- SECURESOURCE(R) RIDERS


EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A
0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A
1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A
2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A
5                   0             0           75,000         90,000       90,000      6,300      6,300       5,400(2)    5,400(2)
5.5                 0         5,400           70,000         90,000       84,600      6,300        900       5,400           0
6                   0             0           69,000         90,000       84,600      6,300      6,300       5,400       5,400
6.5                 0         6,300           62,000         90,000       78,300      6,300          0       3,720(3)        0
7                   0             0           64,000         90,000       78,300      6,300      6,300       3,840       3,840
7.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       3,060(4)        0
8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or model portfolio changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(2) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  81

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 68.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 68 and is the new covered person.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000
1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)
2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)
3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)
3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0
4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900
4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0
5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200
5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0
6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500
6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,600(5)    6,600(5)
7                   0             0          105,000        125,000      125,000      8,750      8,750       6,600       6,600


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.


--------------------------------------------------------------------------------
 82  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 62 and your spouse is age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A
0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A
1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A
2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A
6                   0             0           75,000         90,000       90,000      6,300      6,300       4,950(2)    4,950(2)
6.5                 0         4,950           70,000         90,000       85,050      6,300      1,350       4,950           0
7                   0             0           69,000         90,000       85,050      6,300      6,300       4,950       4,950
7.5                 0         6,300           62,000         90,000       78,750      6,300          0       3,410(3)        0
8                   0             0           64,000         90,000       78,750      6,300      6,300       3,520       3,520
8.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       2,805(4)        0
9                   0             0           55,000         55,000       55,000      3,850      3,850       3,025       3,025
9.5                 0             0           54,000         55,000       55,000      3,850      3,850       3,025       3,025
10                  0             0           52,000         55,000       55,000      3,850      3,850       3,025       3,025


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,025 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(2) The ALP and RALP are established on the contract anniversary date following the date the younger covered spouse reaches age 68 as 5.5% of the RBA.
(3) The $6,300 withdrawal is greater than the $4,950 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,520 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  83

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 71 and your spouse is age 70.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
                                             ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
CONTRACT     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
DURATION     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $5,500      $5,500
1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    5,775       5,500(1)
2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,050       5,500(1)
3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,050       6,050(2)
3.5                 0         6,050          110,000        110,000      103,950      7,700      1,650       6,050           0
4                   0             0          115,000        115,000      115,000      8,050      8,050       6,325       6,325
4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,325(3)        0
5                   0             0          120,000        120,000      120,000      8,400      8,400       6,600       6,600
5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       6,600(4)        0
6                   0             0          125,000        125,000      125,000      8,750      8,750       6,875       6,875
6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,875       6,875
7                   0             0          105,000        125,000      125,000      8,750      8,750       6,875       6,875


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,875 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,325 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $6,600 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.


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APPENDIX E: SECURESOURCE(R) RIDERS -- ADDITIONAL RMD DISCLOSURE


This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under a SecureSource rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.

For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

    - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.
    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.
    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.
    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.
    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.
    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource rider.

(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.
    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1) determined by us each calendar year;

(2) based solely on the value of the contract to which the SecureSource rider is attached as of the date we make the determination;

(3) based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(4) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

      1. an individual retirement annuity (Section 408(b));
      2. a Roth individual retirement account (Section 408A);



      3. a Simplified Employee Pension plan (Section 408(k));


      4. a tax-sheltered annuity rollover (Section 403(b)).




In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your SecureSource rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

Please contact your tax advisor about the impact of those rules prior to purchasing the SecureSource rider.


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

APPENDIX F: PURCHASE PAYMENT CREDITS FOR ELIGIBLE CONTRACTS

Contracts with a seven-year withdrawal charge schedule purchased before June 19, 2006 will receive a purchase payment credit for any purchase payment made to the contract.

We apply a credit to your contract of 1% of your current purchase payment. We apply this credit immediately. We allocate the credit to the one-year fixed account and the subaccounts in the same proportions as your purchase payment.

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.


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

APPENDIX G: ASSET ALLOCATION PROGRAM FOR CONTRACTS PURCHASED BEFORE JUNE 19,
2006

ASSET ALLOCATION PROGRAM

For contracts purchased before June 19, 2006, we offered an asset allocation program called Portfolio Navigator. You could elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit rider, Guarantor Withdrawal Benefit rider or Income Assurer Benefit rider, you are required to participate in the asset allocation program under the terms of the rider.


This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the one-year fixed account (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the one-year fixed account that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts and/or one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.

Under the asset allocation program, the subaccounts and/or the one-year fixed account (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts and/or the one-year fixed account (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

- substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  87

APPENDIX H: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) DISCLOSURE

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER
The Guarantor Withdrawal Benefit for Life(R) rider is an optional benefit that you may select for an additional annual charge if:

- you purchase your contract on or after June 19, 2006(1); and

- you and the annuitant are 80 or younger on the date the contract is issued.

(1) The Guarantor Withdrawal Benefit for Life(R) rider is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit for Life(R) rider when you purchase your contract. The rider effective date will be the contract issue date.

The Guarantor Withdrawal Benefit for Life(R) rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payouts begin.

The Guarantor Withdrawal Benefit for Life(R) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and do not intend to elect an annuity payout and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the Guarantor Withdrawal Benefit for Life(R) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment
    (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit for Life(R) rider guarantees that you may take the following partial withdrawal amounts each contract year:

- After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

- During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;


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

- During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;

If you withdraw less than allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below). Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the Guarantor Withdrawal Benefit for Life(R) rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit for Life(R) rider will terminate.

- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts and the one-year fixed account (if included) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account (if included) that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your
  Contract -- Portfolio Navigator Asset Allocation Program.") Subject to state

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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  89
  restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.


- LIMITATIONS ON PURCHASE PAYMENTS: We may also restrict cumulative additional purchase payments to $100,000. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".



- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit for Life rider, you may not elect the Accumulation Protector Benefit rider.



- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.


- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal procedures described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. Additionally, RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take you RMD and not be subject to excess withdrawal processing.

  For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

  (1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

       - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

       - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.


       - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life rider.


  (2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

       - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

       - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.


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       - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life rider.


  (3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

       - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

       - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

  The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

  (1) determined by us each calendar year;

  (2) based solely on the value of the contract to which the Guarantor(SM) Withdrawal Benefit for Life(R) rider is attached as of the date we make the determination; and

  (3) is otherwise based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).

  We reserve the right to modify this administrative practice at any time and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life(R) rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, the Guarantor Withdrawal Benefit for Life(R) rider may be of limited value to you.

KEY TERMS AND PROVISIONS OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER ARE DESCRIBED BELOW:
PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a full withdrawal of the contract. The partial withdrawal amount is a gross amount and will include any withdrawal charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "'Annual Step Up" and "'Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that

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  purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above).

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The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner or annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero,

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under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.

  (b) At any other time -- the RALP is established equal to the ALP.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.

- When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is the life expectancy RMD for this contract alone, and


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- The RMD amount is based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.

See Appendix E for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the end of the waiting period.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP and RALP do not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit for Life(R) rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA, and GBP values remain unchanged.


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- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will not be less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

The spousal continuation step up is subject to the following rules:

- If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:

    (a) receive the remaining schedule of GBPs until the RBA equals zero; or

    (b) wait until the rider anniversary on/following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

    (a) the remaining schedule of GBPs until the RBA equals zero; or

    (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.


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4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The Guarantor Withdrawal Benefit for Life(R) rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Guaranteed Withdrawal Benefit Annuity Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.


CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.


- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.


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

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to equal the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit for Life(R) rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The Guarantor Withdrawal Benefit for Life(R) rider cannot be terminated either by you or us except as follows:

1. Annuity payouts under an annuity payout plan will terminate the rider.

2. Termination of the contract for any reason will terminate the rider.

EXAMPLES OF GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R)

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. Your age is 63.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.



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

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A
0.5                 0         7,000           92,000        100,000       93,000      7,000          0         N/A         N/A
1                   0             0           91,000        100,000       93,000      7,000      7,000         N/A         N/A
1.5                 0         7,000           83,000        100,000       86,000      7,000          0         N/A         N/A
2                   0             0           81,000        100,000       86,000      7,000      7,000         N/A         N/A
5                   0             0           75,000        100,000       86,000      7,000      7,000       5,160(1)    5,160(1)
5.5                 0         5,160           70,000        100,000       80,840      7,000      1,840       5,160           0
6                   0             0           69,000        100,000       80,840      7,000      7,000       5,160       5,160
6.5                 0         7,000           62,000        100,000       73,840      7,000          0       3,720(2)        0
7                   0             0           70,000        100,000       73,840      7,000      7,000       4,200       4,200
7.5                 0        10,000           51,000         51,000(3)    51,000(3)   3,570          0       3,060(3)        0
8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68.
(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

EXAMPLE #2: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 68.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000
1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)
2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)
3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)
3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0
4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900
4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0
5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200
5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0
6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.


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

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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




APPENDIX I: GUARANTOR WITHDRAWAL BENEFIT DISCLOSURE



GUARANTOR WITHDRAWAL BENEFIT RIDER


The Guarantor Withdrawal Benefit is an optional benefit that was offered for an additional annual charge if (1):


- you purchased your contract prior to June 19, 2006(2); and

- you and the annuitant were 79 or younger on the date the contract was issued.

(1) The Guarantor Withdrawal Benefit is not available under an inherited qualified annuity.


(2) This rider is no longer available for purchase. See the Guarantor Withdrawal Benefit for Life section in this prospectus for information about the currently offered version of this benefit. See the rider attached to your contract for the actual terms of the benefit you purchased.



You must elect the Guarantor Withdrawal Benefit rider when you purchase your contract (original rider). This benefit may not be available in your state. The original rider you receive at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.



We will offer you the option of replacing the original rider with a new Guarantor Withdrawal Benefit (enhanced rider), if available in your state. The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.



The Guarantor Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a withdrawal charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments and purchase payment credits for the first three years, and the GBP in all other years.


If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;

- the guaranteed benefit amount will be adjusted as described below; and

- the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Charges -- Withdrawal Charge"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Withdrawals").


Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor Withdrawal Benefit rider, you may not select an Income Assurer Benefit rider or the Accumulation Protector Benefit rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").



You should consider whether the Guarantor Withdrawal Benefit is appropriate for you because:



- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, the Guarantor Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation;



- LIMITATIONS ON PURCHASE PAYMENTS: We limit the cumulative amount of additional purchase payments to $100,000. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".


- INTERACTION WITH THE TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater

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     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  101
  than GBP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the GBP is subject to the excess withdrawal procedures for the GBA and RBA described below.

You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income;

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD. If you make a withdrawal in any contract year to satisfy an RMD, this may constitute an excess withdrawal, as defined below, and the excess withdrawal procedures described below will apply. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal.

  For owners subject to RMD rules under Section 401(a)(9), our current administrative practice is to allow amounts you withdraw to satisfy these rules without applying prompt excess withdrawal processing under the terms of the rider, subject to the following rules:

  (1) If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.

  (2) Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

  (3) Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.

  (4) Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor( Withdrawal Benefit rider.

  The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

  (1) determined by us each calendar year;

  (2) based solely on the value of the contract to which the Guarantor( Withdrawal Benefit rider is attached as of the date we make the determination; and

  (3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).

  We reserve the right to discontinue our administrative practice described above and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor(R) Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.

  RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.


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 102  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

GUARANTEED BENEFIT AMOUNT
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the GBA remains unchanged. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

  (c) under the original rider in a contract year after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (c) under the original rider after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;


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     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  103

RBA EXCESS WITHDRAWAL PROCESSING
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT
Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.

Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA, or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

REMAINING BENEFIT PAYMENT
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.

Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.

The elective step up is subject to the following rules:

- If you do not take any withdrawals during the first three contract years, you may step up annually beginning with the first contract anniversary;

- If you take any withdrawals during the first three contract years, the annual elective step up will not be available until the third contract anniversary;

- If you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings above; and

- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the valuation date we receive your written request to step up.

- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.


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- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up less any withdrawals made during that contract year.

ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, and RBP, and may extend the payment period or increase allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

- If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the first three contract years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;

- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

The annual step up will be determined as follows:

- The RBA will be increased to an amount equal to the contract value on the step up date.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.

- The GBP will be calculated as described earlier, but based on the increased GBA and RBA.

- The RBP will be reset as follows:

  (a) Prior to any withdrawals during the first three years, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but not less than zero.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up. When a spouse elects to continue the contract, any rider feature processing particular to the first three years of the contract as described in this prospectus no longer applies. The GBA, RBA and GBP values remain unchanged. The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date. If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal

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

continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION
Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor(R) Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO
If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

- you will be paid according to the annuity payout option described above;

- we will no longer accept additional purchase payments;

- you will no longer be charged for the rider;

- any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor(R) Withdrawal Benefit rider and the contract will terminate.

EXAMPLE OF THE GUARANTOR(R) WITHDRAWAL BENEFIT

ASSUMPTION:
- You purchase the contract with a payment of $100,000.

  The Guaranteed Benefit Amount (GBA) equals your purchase payment:                      $100,000
  The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
     0.07 x $100,000 =                                                                     $7,000
  The Remaining Benefit Amount (RBA) equals your purchase payment:                       $100,000
  On the first contract anniversary the contract value grows to $110,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                                            $110,000
  The GBA equals 100% of your contract value:                                            $110,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $110,000 =                                                                     $7,700
  During the fourth contract year you decide to take a partial withdrawal of $7,700.
  You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
     $110,000 - $7,700 =                                                                 $102,300
  The GBA equals the GBA immediately prior to the partial withdrawal:                    $110,000
  The GBP equals 7% of your GBA:
     0.07 x $110,000 =                                                                     $7,700


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

  On the fourth contract anniversary you make an additional purchase payment of
  $50,000.
  The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment:
     $102,300 + $50,000 =                                                                $152,300
  The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment:
     $110,000 + $50,000 =                                                                $160,000
  The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:
     $7,700 + $3,500 =                                                                    $11,200
  On the fifth contract anniversary your contract value grows to $200,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                                            $200,000
  The GBA equals 100% of your contract value:                                            $200,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $200,000 =                                                                    $14,000
  During the seventh contract year your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial withdrawal;
         $230,000 - $20,000 =                                                            $210,000
         OR
     (2) your prior RBA less the amount of the partial withdrawal.
         $200,000 - $20,000 =                                                            $180,000
  Reset RBA = lesser of (1) or (2) =                                                     $180,000
  The GBA gets reset to the lesser of:
     (1) your prior GBA                                                                  $200,000
         OR
     (2) your contract value immediately following the partial withdrawal;
         $230,000 - $20,000 =                                                            $210,000
  Reset GBA = lesser of (1) or (2) =                                                     $200,000
  The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $200,000 =                                                                $14,000
  During the eighth contract year your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial withdrawal;
         $175,000 - $25,000 =                                                            $150,000
         OR
     (2) your prior RBA less the amount of the partial withdrawal.
         $180,000 - $25,000 =                                                            $155,000
  Reset RBA = lesser of (1) or (2) =                                                     $150,000
  The GBA gets reset to the lesser of:
     (1) your prior GBA;                                                                 $200,000
         OR
     (2) your contract value immediately following the partial withdrawal;
         $175,000 - $25,000 =                                                            $150,000
  Reset GBA = lesser of (1) or (2) =                                                     $150,000
  The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $150,000 =                                                                $10,500




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

APPENDIX J: INCOME ASSURER BENEFIT(R) RIDERS

INCOME ASSURER BENEFIT(R) RIDERS
The following three optional Income Assurer Benefit(R) riders were available under your contract if you purchased your contract prior to May 1, 2007. These riders are no longer available for purchase.

- Income Assurer Benefit(R) - MAV;

- Income Assurer Benefit(R) - 5% Accumulation Benefit Base; or

- Income Assurer Benefit(R) - Greater of MAV or 5% Accumulation Benefit Base.

The Income Assurer Benefit(R) riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit(R) rider.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFIT(R) RIDERS IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit(R) rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit(R). Your annuitization payout will never be less than that provided by your contract value.

EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under contract data and will include the RiverSource Variable Portfolio - Cash Management Fund and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit(R) - 5% Accumulation Benefit Base and the Income Assurer Benefit(R) - Greater of MAV or 5% Accumulation Benefit Base.

EXCLUDED PAYMENTS: These are purchase payments and any purchase payment credits paid in the last five years before exercise of the benefit which we will exclude from the calculation of the guaranteed income benefit base whenever they equal $50,000 or more, or if they equal 25% or more of total purchase payments and any purchase payment credits.

PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

  (a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges or MVA) to the contract value on the date of (but prior
      to) the partial withdrawal; and

  (b) is the benefit on the date of (but prior to) the partial withdrawal.

PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as Excluded Investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit(R) - 5% Accumulation Benefit Base and the Income Assurer
Benefit(R) - Greater of MAV or 5% Accumulation Benefit Base.

WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. The 10-year waiting period will be restarted if you elect to change your model portfolio to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Charges - Income Assurer Benefit(R)").

THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER
BENEFIT(R):

EXERCISING THE RIDER
Rider exercise conditions are:

- you may only exercise the Income Assurer Benefit(R) rider within 30 days after any contract anniversary following the expiration of the waiting period; and


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- the annuitant on the retirement date must be between 50 to 86 years old; and

- you can only take an annuity payment in one of the following annuity payout plans:

  Plan A -- Life Annuity - No Refund;

  Plan B -- Life Annuity with Ten or Twenty Years Certain;

  Plan D -- Joint and Last Survivor Life Annuity - No Refund;
            Joint and Last Survivor Life Annuity with Twenty Years Certain; or

  Plan E -- Twenty Years Certain.

After the expiration of the waiting period, the Income Assurer Benefit( rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.

If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. EXCEPTION: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.

- If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.

- If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.

Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate for contracts purchased on or after June 19, 2006.(1) These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables"). Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

Pt-1 (1 + I)
------------  = Pt
    1.05




Pt-1  = prior annuity payout
Pt    = current annuity payout
i     = annualized subaccount performance


Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.

(1) For all other contracts, the guaranteed annuity purchase rates are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate.

TERMINATING THE RIDER
Rider termination conditions are:

- you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

- you may terminate the rider any time after the expiration of the waiting period;

- the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

- the rider will terminate* 30 days following the contract anniversary after the annuitant's 86th birthday.

*The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit rider before this time, your benefits will continue according to the annuity payout plan you have selected.


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     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  109

YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT(R) RIDERS DESCRIBED BELOW:
INCOME ASSURER BENEFIT(R) - MAV
The guaranteed income benefit base for the Income Assurer Benefit(R) - MAV is the greater of these three values:

1. contract value; or

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3. the maximum anniversary value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

  (a) current contract value; or

  (b) total payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and any purchase payment credits and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

WHEN WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:
1. contract value less the market value adjusted excluded payments; or

2. total purchase payments plus any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3. the MAV, less market value adjusted excluded payments.

MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment and any purchase payment credit multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit(R) -- 5% Accumulation Benefit Base is the greater of these three values:

1. contract value; or

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3. the 5% variable account floor.

5% VARIABLE ACCOUNT FLOOR - is equal to the contract value in the excluded investment options plus the variable account floor. The Income Assurer Benefit(R) 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

- the total purchase payments and any purchase payment credits made to the protected investment options minus adjusted partial withdrawals and transfers from the protected investment options; plus

- an amount equal to 5% of your initial purchase payment and any purchase payment credit allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments and purchase payment credits to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and any purchase payment credit and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.


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The amount of purchase payment and any purchase payment credits withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

  (a) is the amount of purchase payment and any purchase payment credits in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and

  (b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

  (a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

  (b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and

  (c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges or MVA) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a)].

WHEN WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:
       1. contract value less the market value adjusted excluded payments (described above); or

       2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

       3. the 5% variable account floor, less 5% adjusted excluded payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.

INCOME ASSURER BENEFIT(R) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit(R) - Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:

       1. the contract value;

       2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals;

       3. the MAV (described above); or

       4. the 5% variable account floor (described above).

WHEN WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:
       1. contract value less the market value adjusted excluded payments (described above);

       2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals;

       3. the MAV, less market value adjusted excluded payments (described above); or

       4. the 5% Variable Account Floor, less 5% adjusted excluded payments (described above).


--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  111

EXAMPLES OF THE INCOME ASSURER BENEFIT(R) RIDERS
The purpose of these examples is to illustrate the operation of the Income Assurer Benefit(R) Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "protected investment options") and the fees and charges that apply to your contract.

For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity -- No Refund.

Remember that the riders require you to choose a Portfolio Navigator model portfolio. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some Portfolio Navigator model portfolios include protected investment options and excluded investment options (RiverSource Variable Portfolio - Cash Management Fund, and if available under the contract and the one-year fixed account). Excluded investment options are not included in calculating the 5% variable account floor under the Income Assurer Benefit(R) - 5% Accumulation Benefit Base rider and the Income Assurer Benefit(R) - Greater of MAV or 5% Accumulation Benefit Base riders. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in Portfolio Navigator model portfolios.

ASSUMPTIONS:
- You purchase the contract during the 2006 calendar year with a payment of $100,000; and

- you invest all contract value in the subaccounts (protected investment options); and

- you make no additional purchase payments, partial withdrawals or changes in model portfolio; and

- the annuitant is male and age 55 at contract issue; and

- the joint annuitant is female and age 55 at contract issue.

EXAMPLE -- INCOME ASSURER BENEFIT(R) - MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                ASSUMED                            MAXIMUM         GUARANTEED
  CONTRACT     CONTRACT        PURCHASE          ANNIVERSARY     INCOME BENEFIT
ANNIVERSARY      VALUE         PAYMENTS        VALUE (MAV)(1)     BASE - MAV(2)
------------------------------------------------------------------------------------
      1        $108,000        $100,000           $108,000          $108,000
      2         125,000            none            125,000           125,000
      3         132,000            none            132,000           132,000
      4         150,000            none            150,000           150,000
      5          85,000            none            150,000           150,000
      6         121,000            none            150,000           150,000
      7         139,000            none            150,000           150,000
      8         153,000            none            153,000           153,000
      9         140,000            none            153,000           153,000
     10         174,000            none            174,000           174,000
     11         141,000            none            174,000           174,000
     12         148,000            none            174,000           174,000
     13         208,000            none            208,000           208,000
     14         198,000            none            208,000           208,000
     15         203,000            none            208,000           208,000




(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
 112  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                  IAB - MAV PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       IAB - MAV       PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             174,000               812.58
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40


                    IAB - MAV
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                814.32
     13                998.40
     14              1,025.44
     15              1,052.48




(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                   IAB - MAV PROVISIONS
               ---------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST          IAB - MAV         PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)    BENEFIT BASE    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000             $629.88
     11            141,000               521.70                   516.06              174,000              643.80
     12            148,000               559.44                   553.52              174,000              657.72
     13            208,000               807.04                   796.64              208,000              807.04
     14            198,000               786.06                   778.14              208,000              825.76
     15            203,000               826.21                   818.09              208,000              846.56


                IAB - MAV PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                650.76
     13                796.64
     14                817.44
     15                838.24




(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  113

EXAMPLE -- INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                   GUARANTEED INCOME
                ASSUMED                                              BENEFIT BASE -
  CONTRACT     CONTRACT        PURCHASE        5% ACCUMULATION      5% ACCUMULATION
ANNIVERSARY      VALUE         PAYMENTS        BENEFIT BASE(1)      BENEFIT BASE(2)
------------------------------------------------------------------------------------
      1        $108,000        $100,000            $105,000             $108,000
      2         125,000            none             110,250              125,000
      3         132,000            none             115,763              132,000
      4         150,000            none             121,551              150,000
      5          85,000            none             127,628              127,628
      6         121,000            none             134,010              134,010
      7         139,000            none             140,710              140,710
      8         153,000            none             147,746              153,000
      9         140,000            none             155,133              155,133
     10         174,000            none             162,889              174,000
     11         141,000            none             171,034              171,034
     12         148,000            none             179,586              179,586
     13         208,000            none             188,565              208,000
     14         198,000            none             197,993              198,000
     15         203,000            none             207,893              207,893




(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                 IAB - 5% RF PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH      IAB - 5% RF      PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             171,034               778.20
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             198,000               974.16
     15            203,000              1,025.15                1,027.18             207,893             1,049.86


                   IAB - 5% RF
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                779.91
     12                840.46
     13                998.40
     14                976.14
     15              1,051.94




(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


--------------------------------------------------------------------------------
 114  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                  IAB - 5% RF PROVISIONS
               ---------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST         IAB - 5% RF        PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)    BENEFIT BASE    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000             $629.88
     11            141,000               521.70                   516.06              171,034              632.83
     12            148,000               559.44                   553.52              179,586              678.83
     13            208,000               807.04                   796.64              208,000              807.04
     14            198,000               786.06                   778.14              198,000              786.06
     15            203,000               826.21                   818.09              207,893              846.12


                    IAB - 5% RF
                     PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                625.98
     12                671.65
     13                796.64
     14                778.14
     15                837.81




(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


EXAMPLE -- INCOME ASSURER BENEFIT(R) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                                       GUARANTEED
                                                                                         INCOME
                                                                                     BENEFIT BASE -
                                                                                       GREATER OF
                ASSUMED                        MAXIMUM                                 MAV OR 5%
  CONTRACT     CONTRACT       PURCHASE       ANNIVERSARY       5% ACCUMULATION        ACCUMULATION
ANNIVERSARY      VALUE        PAYMENTS         VALUE(1)        BENEFIT BASE(1)      BENEFIT BASE(2)
---------------------------------------------------------------------------------------------------
      1        $108,000       $100,000         $108,000            $105,000             $108,000
      2         125,000           none          125,000             110,250              125,000
      3         132,000           none          132,000             115,763              132,000
      4         150,000           none          150,000             121,551              150,000
      5          85,000           none          150,000             127,628              150,000
      6         121,000           none          150,000             134,010              150,000
      7         139,000           none          150,000             140,710              150,000
      8         153,000           none          153,000             147,746              153,000
      9         140,000           none          153,000             155,133              155,133
     10         174,000           none          174,000             162,889              174,000
     11         141,000           none          174,000             171,034              174,000
     12         148,000           none          174,000             179,586              179,586
     13         208,000           none          208,000             188,565              208,000
     14         198,000           none          208,000             197,993              208,000
     15         203,000           none          208,000             207,893              208,000




(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  115

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                  IAB - MAX PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       IAB - MAX       PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40


                    IAB - MAX
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                840.46
     13                998.40
     14              1,025.44
     15              1,052.48




(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                       STANDARD PROVISIONS                                     IAB - MAX PROVISIONS
               -------------------------------------------------------------------------------------------------------------

  CONTRACT                             NEW TABLE(1)              OLD TABLE(1)                               NEW TABLE(1)
ANNIVERSARY        ASSUMED            PLAN D - LAST             PLAN D - LAST           IAB - MAX          PLAN D - LAST
AT EXERCISE    CONTRACT VALUE     SURVIVOR NO REFUND(2)     SURVIVOR NO REFUND(2)     BENEFIT BASE     SURVIVOR NO REFUND(2)
----------------------------------------------------------------------------------------------------------------------------
     10           $174,000               $629.88                   $622.92              $174,000              $629.88
     11            141,000                521.70                    516.06               174,000               643.80
     12            148,000                559.44                    553.52               179,586               678.83
     13            208,000                807.04                    796.64               208,000               807.04
     14            198,000                786.06                    778.14               208,000               825.76
     15            203,000                826.21                    818.09               208,000               846.56


                IAB - MAX PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                671.65
     13                796.64
     14                817.44
     15                838.24




(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
 116  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX K: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each price level is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.




VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                          2008    2007    2006
-------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.14   $1.13   $1.00
Accumulation unit value at end of period                                    $0.54   $1.14   $1.13
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --

-------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                              $1.05   $1.00      --
Accumulation unit value at end of period                                    $0.60   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.21   $1.10   $1.00
Accumulation unit value at end of period                                    $0.63   $1.21   $1.10
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                              $1.03   $1.00      --
Accumulation unit value at end of period                                    $0.73   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                              $1.05   $1.00      --
Accumulation unit value at end of period                                    $0.61   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)       329     164      --
-------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.19   $1.10   $1.00
Accumulation unit value at end of period                                    $0.84   $1.19   $1.10
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                              $1.00      --      --
Accumulation unit value at end of period                                    $0.82      --      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS
  Balanced Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                              $1.16   $1.00      --
Accumulation unit value at end of period                                    $0.60   $1.16      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                              $1.21   $1.17   $1.00
Accumulation unit value at end of period                                    $0.71   $1.21   $1.17
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                              $1.30   $1.24   $1.00
Accumulation unit value at end of period                                    $0.60   $1.30   $1.24
Number of accumulation units outstanding at end of period (000 omitted)       426     212      75
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                              $1.10   $1.02   $1.00
Accumulation unit value at end of period                                    $1.08   $1.10   $1.02
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                              $0.90   $1.00      --
Accumulation unit value at end of period                                    $0.67   $0.90      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  117

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                          2008    2007    2006
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/19/2006)
Accumulation unit value at beginning of period                              $1.24   $1.03   $1.00
Accumulation unit value at end of period                                    $0.71   $1.24   $1.03
Number of accumulation units outstanding at end of period (000 omitted)        --      --     207
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                              $1.08   $1.15   $1.00
Accumulation unit value at end of period                                    $0.78   $1.08   $1.15
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of period                              $1.08   $1.08   $1.00
Accumulation unit value at end of period                                    $0.81   $1.08   $1.08
Number of accumulation units outstanding at end of period (000 omitted)        --      --      16
-------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                              $1.13   $1.00      --
Accumulation unit value at end of period                                    $0.67   $1.13      --
Number of accumulation units outstanding at end of period (000 omitted)       654     358      --
-------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                              $1.14   $1.00      --
Accumulation unit value at end of period                                    $0.58   $1.14      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of period                              $1.08   $1.13   $1.00
Accumulation unit value at end of period                                    $0.77   $1.08   $1.13
Number of accumulation units outstanding at end of period (000 omitted)       439     300      --
-------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                              $1.10   $1.00      --
Accumulation unit value at end of period                                    $0.72   $1.10      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.07   $1.06   $1.00
Accumulation unit value at end of period                                    $0.63   $1.07   $1.06
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.22   $1.15   $1.00
Accumulation unit value at end of period                                    $0.85   $1.22   $1.15
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                              $1.10   $1.00      --
Accumulation unit value at end of period                                    $0.62   $1.10      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.19   $1.16   $1.00
Accumulation unit value at end of period                                    $0.74   $1.19   $1.16
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                              $0.99   $1.00      --
Accumulation unit value at end of period                                    $0.71   $0.99      --
Number of accumulation units outstanding at end of period (000 omitted)       230     155      --
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.28   $1.10   $1.00
Accumulation unit value at end of period                                    $0.73   $1.28   $1.10
Number of accumulation units outstanding at end of period (000 omitted)       567     438     409
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.35   $1.08   $1.00
Accumulation unit value at end of period                                    $0.71   $1.35   $1.08
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.08   $1.04   $1.00
Accumulation unit value at end of period                                    $1.03   $1.08   $1.04
Number of accumulation units outstanding at end of period (000 omitted)       359     301      21
-------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 118  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                          2008    2007    2006
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.25   $1.09   $1.00
Accumulation unit value at end of period                                    $0.74   $1.25   $1.09
Number of accumulation units outstanding at end of period (000 omitted)       310     155      68
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.35   $1.17   $1.00
Accumulation unit value at end of period                                    $0.75   $1.35   $1.17
Number of accumulation units outstanding at end of period (000 omitted)        --      --      21
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.15   $1.12   $1.00
Accumulation unit value at end of period                                    $0.80   $1.15   $1.12
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.08   $1.13   $1.00
Accumulation unit value at end of period                                    $0.78   $1.08   $1.13
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.21   $1.10   $1.00
Accumulation unit value at end of period                                    $0.69   $1.21   $1.10
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.17   $1.14   $1.00
Accumulation unit value at end of period                                    $0.73   $1.17   $1.14
Number of accumulation units outstanding at end of period (000 omitted)        --      --     131
-------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (06/19/2006)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                              $1.17   $1.07   $1.00
Accumulation unit value at end of period                                    $1.23   $1.17   $1.07
Number of accumulation units outstanding at end of period (000 omitted)       290     255      94
-------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                              $1.19   $1.18   $1.00
Accumulation unit value at end of period                                    $0.68   $1.19   $1.18
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.16   $1.14   $1.00
Accumulation unit value at end of period                                    $0.72   $1.16   $1.14
Number of accumulation units outstanding at end of period (000 omitted)       245     190     130
-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                              $0.94   $1.00      --
Accumulation unit value at end of period                                    $0.59   $0.94      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                              $1.06   $1.00      --
Accumulation unit value at end of period                                    $0.63   $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)       680     449      --
-------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                              $1.03   $1.00      --
Accumulation unit value at end of period                                    $0.61   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                              $1.16   $1.14   $1.00
Accumulation unit value at end of period                                    $0.69   $1.16   $1.14
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                              $1.14   $1.11   $1.00
Accumulation unit value at end of period                                    $0.87   $1.14   $1.11
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  119

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                          2008    2007    2006
-------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                              $1.56   $1.23   $1.00
Accumulation unit value at end of period                                    $0.96   $1.56   $1.23
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.23   $1.10   $1.00
Accumulation unit value at end of period                                    $0.66   $1.23   $1.10
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.23   $1.17   $1.00
Accumulation unit value at end of period                                    $0.72   $1.23   $1.17
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.08   $1.10   $1.00
Accumulation unit value at end of period                                    $0.66   $1.08   $1.10
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.16   $1.07   $1.00
Accumulation unit value at end of period                                    $0.98   $1.16   $1.07
Number of accumulation units outstanding at end of period (000 omitted)       561     443     134
-------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                              $1.04   $1.00      --
Accumulation unit value at end of period                                    $0.86   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)       548     429      --
-------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (06/19/2006)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                              $1.05   $1.07   $1.00
Accumulation unit value at end of period                                    $0.86   $1.05   $1.07
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.30   $1.21   $1.00
Accumulation unit value at end of period                                    $0.72   $1.30   $1.21
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $0.97   $1.13   $1.00
Accumulation unit value at end of period                                    $0.58   $0.97   $1.13
Number of accumulation units outstanding at end of period (000 omitted)        --      --      98
-------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.10   $1.07   $1.00
Accumulation unit value at end of period                                    $0.59   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                              $0.99   $1.00      --
Accumulation unit value at end of period                                    $0.60   $0.99      --
Number of accumulation units outstanding at end of period (000 omitted)       585     342      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.15   $1.10   $1.00
Accumulation unit value at end of period                                    $0.72   $1.15   $1.10
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.06   $1.12   $1.00
Accumulation unit value at end of period                                    $0.72   $1.06   $1.12
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (06/19/2006)
Accumulation unit value at beginning of period                              $1.06   $1.02   $1.00
Accumulation unit value at end of period                                    $1.07   $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)        81      91       1
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management
  Fund at Dec. 31, 2008 were (0.15%) and (0.15%), respectively.
-------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 120  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                          2008    2007    2006
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.09   $1.04   $1.00
Accumulation unit value at end of period                                    $1.01   $1.09   $1.04
Number of accumulation units outstanding at end of period (000 omitted)       827     654     195
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.20   $1.13   $1.00
Accumulation unit value at end of period                                    $0.71   $1.20   $1.13
Number of accumulation units outstanding at end of period (000 omitted)       817     424     205
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                              $1.16   $1.14   $1.00
Accumulation unit value at end of period                                    $0.67   $1.16   $1.14
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.09   $1.02   $1.00
Accumulation unit value at end of period                                    $1.08   $1.09   $1.02
Number of accumulation units outstanding at end of period (000 omitted)       304     289     164
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.08   $1.07   $1.00
Accumulation unit value at end of period                                    $0.80   $1.08   $1.07
Number of accumulation units outstanding at end of period (000 omitted)        --      --       4
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.08   $1.06   $1.00
Accumulation unit value at end of period                                    $0.87   $1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)       293     216      81
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.18   $1.05   $1.00
Accumulation unit value at end of period                                    $0.64   $1.18   $1.05
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                              $1.00   $1.00      --
Accumulation unit value at end of period                                    $0.54   $1.00      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.18   $1.14   $1.00
Accumulation unit value at end of period                                    $0.73   $1.18   $1.14
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.07   $1.03   $1.00
Accumulation unit value at end of period                                    $1.03   $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)        45      55       5
-------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                              $1.14   $1.12   $1.00
Accumulation unit value at end of period                                    $0.63   $1.14   $1.12
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.84   $1.34   $1.00
Accumulation unit value at end of period                                    $0.84   $1.84   $1.34
Number of accumulation units outstanding at end of period (000 omitted)       225     106      66
-------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (06/19/2006)
Accumulation unit value at beginning of period                              $1.32   $1.18   $1.00
Accumulation unit value at end of period                                    $0.78   $1.32   $1.18
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.09   $1.13   $1.00
Accumulation unit value at end of period                                    $0.69   $1.09   $1.13
Number of accumulation units outstanding at end of period (000 omitted)       383     238     201
-------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  121

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                          2008    2007    2006
-------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                              $0.85   $1.00      --
Accumulation unit value at end of period                                    $0.47   $0.85      --
Number of accumulation units outstanding at end of period (000 omitted)       228      91      --
-------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                              $1.13   $1.00      --
Accumulation unit value at end of period                                    $0.59   $1.13      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of period                              $1.01   $1.23   $1.00
Accumulation unit value at end of period                                    $0.62   $1.01   $1.23
Number of accumulation units outstanding at end of period (000 omitted)        --      --       1
-------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/19/2006)
Accumulation unit value at beginning of period                              $1.42   $1.23   $1.00
Accumulation unit value at end of period                                    $0.76   $1.42   $1.23
Number of accumulation units outstanding at end of period (000 omitted)       294     140      86
-------------------------------------------------------------------------------------------------
WANGER USA (06/19/2006)
Accumulation unit value at beginning of period                              $1.13   $1.08   $1.00
Accumulation unit value at end of period                                    $0.67   $1.13   $1.08
Number of accumulation units outstanding at end of period (000 omitted)       156     105      23
-------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                   2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.18   $1.19   $1.07   $1.03   $1.00
Accumulation unit value at end of period                             $0.56   $1.18   $1.19   $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                               1       1       6       6       1
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $1.04   $1.00      --      --      --
Accumulation unit value at end of period                             $0.59   $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.40   $1.29   $1.13   $1.05   $1.00
Accumulation unit value at end of period                             $0.73   $1.40   $1.29   $1.13   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $1.03   $1.00      --      --      --
Accumulation unit value at end of period                             $0.72   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $1.04   $1.00      --      --      --
Accumulation unit value at end of period                             $0.61   $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             220      82      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.27   $1.18   $1.08   $1.02   $1.00
Accumulation unit value at end of period                             $0.89   $1.27   $1.18   $1.08   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --       2       2      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                       $1.00      --      --      --      --
Accumulation unit value at end of period                             $0.82      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                       $1.15   $1.00      --      --      --
Accumulation unit value at end of period                             $0.59   $1.15      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                       $1.26   $1.22   $1.06   $1.03   $1.00
Accumulation unit value at end of period                             $0.73   $1.26   $1.22   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 122  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                   2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                       $1.67   $1.60   $1.21   $1.05   $1.00
Accumulation unit value at end of period                             $0.76   $1.67   $1.60   $1.21   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             262     105      43      28       1
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                       $1.08   $1.01   $1.01   $1.01   $1.00
Accumulation unit value at end of period                             $1.05   $1.08   $1.01   $1.01   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                              37      54      84      50       3
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                       $0.90   $1.00      --      --      --
Accumulation unit value at end of period                             $0.67   $0.90      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                       $1.16   $0.98   $1.03   $1.03   $1.00
Accumulation unit value at end of period                             $0.67   $1.16   $0.98   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              53      49      99      36      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                       $1.16   $1.24   $1.07   $1.04   $1.00
Accumulation unit value at end of period                             $0.83   $1.16   $1.24   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              27      27      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                       $1.07   $1.07   $1.00      --      --
Accumulation unit value at end of period                             $0.79   $1.07   $1.07      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              11      12      39      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                       $1.12   $1.00      --      --      --
Accumulation unit value at end of period                             $0.67   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             443     185      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                       $1.13   $1.00      --      --      --
Accumulation unit value at end of period                             $0.57   $1.13      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                       $1.23   $1.28   $1.09   $1.06   $1.00
Accumulation unit value at end of period                             $0.87   $1.23   $1.28   $1.09   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                             265     137      --      --      --
----------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                       $1.10   $1.00      --      --      --
Accumulation unit value at end of period                             $0.72   $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.18   $1.18   $1.11   $1.04   $1.00
Accumulation unit value at end of period                             $0.69   $1.18   $1.18   $1.11   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.25   $1.19   $1.04   $1.02   $1.00
Accumulation unit value at end of period                             $0.87   $1.25   $1.19   $1.04   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $1.09   $1.00      --      --      --
Accumulation unit value at end of period                             $0.62   $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               6       6      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.41   $1.38   $1.15   $1.05   $1.00
Accumulation unit value at end of period                             $0.87   $1.41   $1.38   $1.15   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                       $0.98   $1.00      --      --      --
Accumulation unit value at end of period                             $0.70   $0.98      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             161     111      --      --      --
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  123

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                   2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.50   $1.30   $1.18   $1.03   $1.00
Accumulation unit value at end of period                             $0.84   $1.50   $1.30   $1.18   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             429     291     197     105      43
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.38   $1.11   $1.06   $1.02   $1.00
Accumulation unit value at end of period                             $0.71   $1.38   $1.11   $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.05   $1.03   $1.01   $1.00   $1.00
Accumulation unit value at end of period                             $1.00   $1.05   $1.03   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                             281     264      87      52       3
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.53   $1.35   $1.22   $1.05   $1.00
Accumulation unit value at end of period                             $0.91   $1.53   $1.35   $1.22   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             189      73      27      12      --
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.63   $1.42   $1.23   $1.05   $1.00
Accumulation unit value at end of period                             $0.90   $1.63   $1.42   $1.23   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --       6       3      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.22   $1.20   $1.03   $1.03   $1.00
Accumulation unit value at end of period                             $0.84   $1.22   $1.20   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.15   $1.20   $1.04   $1.03   $1.00
Accumulation unit value at end of period                             $0.82   $1.15   $1.20   $1.04   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.23   $1.13   $1.06   $1.02   $1.00
Accumulation unit value at end of period                             $0.70   $1.23   $1.13   $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.34   $1.32   $1.13   $1.04   $1.00
Accumulation unit value at end of period                             $0.83   $1.34   $1.32   $1.13   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              33      33      56      33      33
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                       $1.20   $1.10   $1.00   $1.05   $1.00
Accumulation unit value at end of period                             $1.26   $1.20   $1.10   $1.00   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             213     198      62      19       1
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                       $1.34   $1.34   $1.11   $1.04   $1.00
Accumulation unit value at end of period                             $0.76   $1.34   $1.34   $1.11   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.34   $1.32   $1.16   $1.04   $1.00
Accumulation unit value at end of period                             $0.83   $1.34   $1.32   $1.16   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                             183     138      44      18      --
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.94   $1.00      --      --      --
Accumulation unit value at end of period                             $0.58   $0.94      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                       $1.05   $1.00      --      --      --
Accumulation unit value at end of period                             $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             458     213      --      --      --
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 124  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                   2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                       $1.03   $1.00      --      --      --
Accumulation unit value at end of period                             $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                       $1.20   $1.19   $1.07   $1.04   $1.00
Accumulation unit value at end of period                             $0.71   $1.20   $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                       $1.16   $1.13   $1.03   $1.02   $1.00
Accumulation unit value at end of period                             $0.88   $1.16   $1.13   $1.03   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                       $1.96   $1.56   $1.21   $1.06   $1.00
Accumulation unit value at end of period                             $1.20   $1.96   $1.56   $1.21   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.24   $1.11   $1.05   $1.02   $1.00
Accumulation unit value at end of period                             $0.66   $1.24   $1.11   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              81      75      75      63      35
----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.44   $1.38   $1.20   $1.07   $1.00
Accumulation unit value at end of period                             $0.85   $1.44   $1.38   $1.20   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.23   $1.27   $1.13   $1.04   $1.00
Accumulation unit value at end of period                             $0.75   $1.23   $1.27   $1.13   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.17   $1.08   $1.03   $1.02   $1.00
Accumulation unit value at end of period                             $0.98   $1.17   $1.08   $1.03   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             408     319     107      61      27
----------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                       $1.03   $1.00      --      --      --
Accumulation unit value at end of period                             $0.85   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             372     237      --      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                       $1.14   $1.17   $1.15   $1.04   $1.00
Accumulation unit value at end of period                             $0.93   $1.14   $1.17   $1.15   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.56   $1.46   $1.16   $1.05   $1.00
Accumulation unit value at end of period                             $0.86   $1.56   $1.46   $1.16   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.10   $1.28   $1.11   $1.05   $1.00
Accumulation unit value at end of period                             $0.65   $1.10   $1.28   $1.11   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      14      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.23   $1.21   $1.17   $1.06   $1.00
Accumulation unit value at end of period                             $0.66   $1.23   $1.21   $1.17   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                       $0.99   $1.00      --      --      --
Accumulation unit value at end of period                             $0.60   $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             388     173      --      --      --
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  125

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                   2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.22   $1.17   $1.03   $1.04   $1.00
Accumulation unit value at end of period                             $0.76   $1.22   $1.17   $1.03   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.21   $1.29   $1.09   $1.05   $1.00
Accumulation unit value at end of period                             $0.81   $1.21   $1.29   $1.09   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              35      35      37      29      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/15/2004)
Accumulation unit value at beginning of period                       $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                             $1.07   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                               6       3       6       4       1
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at
  Dec. 31, 2008 were (0.79%) and (0.78%), respectively.
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                             $0.99   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                             569     475      98      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.46   $1.38   $1.17   $1.05   $1.00
Accumulation unit value at end of period                             $0.86   $1.46   $1.38   $1.17   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             522     227     110      51      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY
  FUND)
Accumulation unit value at beginning of period                       $1.23   $1.22   $1.07   $1.03   $1.00
Accumulation unit value at end of period                             $0.70   $1.23   $1.22   $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                               1       1      15      15       2
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                       $1.09   $1.02   $1.00      --      --
Accumulation unit value at end of period                             $1.07   $1.09   $1.02      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             211     180      57      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.13   $1.12   $1.03   $1.01   $1.00
Accumulation unit value at end of period                             $0.83   $1.13   $1.12   $1.03   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                              10      11      18       9       1
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.09   $1.08   $1.02   $1.01   $1.00
Accumulation unit value at end of period                             $0.87   $1.09   $1.08   $1.02   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             214     139      26      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.24   $1.11   $1.12   $1.04   $1.00
Accumulation unit value at end of period                             $0.67   $1.24   $1.11   $1.12   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                       $1.00   $1.00      --      --      --
Accumulation unit value at end of period                             $0.54   $1.00      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.23   $1.19   $1.05   $1.02   $1.00
Accumulation unit value at end of period                             $0.76   $1.23   $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.06   $1.02   $1.00   $1.00   $1.00
Accumulation unit value at end of period                             $1.01   $1.06   $1.02   $1.00   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                              19      16       8      --      --
----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                       $1.22   $1.21   $1.10   $1.03   $1.00
Accumulation unit value at end of period                             $0.67   $1.22   $1.21   $1.10   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 126  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                   2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
Accumulation unit value at beginning of period                       $2.54   $1.87   $1.42   $1.08   $1.00
Accumulation unit value at end of period                             $1.16   $2.54   $1.87   $1.42   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             125      48      27      15      --
----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
Accumulation unit value at beginning of period                       $1.60   $1.45   $1.18   $1.06   $1.00
Accumulation unit value at end of period                             $0.94   $1.60   $1.45   $1.18   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.16   $1.20   $1.05   $1.03   $1.00
Accumulation unit value at end of period                             $0.73   $1.16   $1.20   $1.05   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             337     201     143      72       1
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.85   $1.00      --      --      --
Accumulation unit value at end of period                             $0.46   $0.85      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             161      45      --      --      --
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $1.12   $1.00      --      --      --
Accumulation unit value at end of period                             $0.59   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                       $1.33   $1.64   $1.21   $1.05   $1.00
Accumulation unit value at end of period                             $0.81   $1.33   $1.64   $1.21   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --       4       4       1
----------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period                       $2.00   $1.75   $1.30   $1.08   $1.00
Accumulation unit value at end of period                             $1.07   $2.00   $1.75   $1.30   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             176      67      37      22      --
----------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period                       $1.25   $1.21   $1.14   $1.04   $1.00
Accumulation unit value at end of period                             $0.74   $1.25   $1.21   $1.14   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                             121      60      25      17      --
----------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  127

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2008...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.  6
Financial Statements





--------------------------------------------------------------------------------
 128  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY



--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  129

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

1 (800) 504-0469


           RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                              New York, Albany, NY.


      (C)2008-2009 RiverSource Life Insurance Company. All rights reserved.


273480 L (5/09)

PART B.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



                         RIVERSOURCE(R) ENDEAVOR SELECT

                                VARIABLE ANNUITY



                        RIVERSOURCE(R) FLEXCHOICE SELECT

                                VARIABLE ANNUITY



                        RIVERSOURCE(R) INNOVATIONS SELECT

                                VARIABLE ANNUITY



                             RIVERSOURCE OF NEW YORK

                           VARIABLE ANNUITY ACCOUNT 2

                   (previously ACL Variable Annuity Account 2)



                                   MAY 1, 2009


RiverSource of New York Variable Annuity Account 2 is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account 2. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12205
(800) 541-2251


S-6314 G (5/09)

TABLE OF CONTENTS


Calculating Annuity Payouts.....................................................   p.  3
Rating Agencies.................................................................   p.  4
Revenues Received During Calendar Year 2008.....................................   p.  4
Principal Underwriter...........................................................   p.  5
Independent Registered Public Accounting Firm...................................   p.  5
Condensed Financial Information (Unaudited).....................................   p.  6
Financial Statements............................................................   p. 98





 2    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

CALCULATING ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

-  determine the dollar value of your contract on the valuation date; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 3.5%, the neutralizing factor is 0.999906 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life of NY, contact your investment professional. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2008



The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2008. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.





--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $18,743,014.48
Oppenheimer Variable Account Funds                                            $13,820,820.88
Wanger Advisors Trust                                                         $ 9,370,146.79
AllianceBernstein Variable Products Series Fund, Inc.                         $ 8,424,214.29
Columbia Funds Variable Insurance Trust                                       $ 7,430,450.61
Janus Aspen Series                                                            $ 7,122,557.57
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 6,643,663.84
AIM Variable Insurance Funds                                                  $ 6,432,082.42
PIMCO Variable Insurance Trust                                                $ 5,883,317.87
American Century(R) Variable Portfolios, Inc.                                 $ 5,286,558.50
Goldman Sachs Variable Insurance Trust                                        $ 4,677,953.25
Van Kampen Life Investment Trust                                              $ 3,925,882.57
MFS(R) Variable Insurance Trust(SM)                                           $ 3,573,209.10
Eaton Vance Variable Trust                                                    $ 2,684,626.00
Wells Fargo Advantage Variable Trust Funds                                    $ 1,708,848.85
Putnam Variable Trust                                                         $ 1,652,989.18
The Universal Institutional Funds, Inc.                                       $ 1,516,077.16
Neuberger Berman Advisers Management Trust                                    $ 1,235,681.82
Evergreen Variable Annuity Trust                                              $ 1,141,265.89
Credit Suisse Trust                                                           $   949,442.19
Lazard Retirement Series, Inc.                                                $   793,689.26
Third Avenue Variable Series Trust                                            $   552,278.88
Royce Capital Fund                                                            $   469,495.42
Pioneer Variable Contracts Trust                                              $   280,236.22
Calvert Variable Series, Inc.                                                 $   149,893.29
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $   140,009.65
STI Classic Variable Trust                                                    $    42,907.96
Legg Mason Partners Variable Portfolios                                       $    20,806.64
Premier VIT                                                                   $     5,570.02
Lincoln Variable Insurance Products Trust                                     $     3,477.16
J.P. Morgan Series Trust II                                                   $     1,772.33
--------------------------------------------------------------------------------------------




If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Series Trust Funds
(RVST) or their affiliates would be at the top of the list.



 4    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which it offers on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). RiverSource Distributors is an affiliate of ours. The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with RiverSource Distributors and whose personnel are legally authorized to sell annuity products. Both RiverSource Distributors and RiverSource Life of NY are ultimately controlled by Ameriprise Financial, Inc. The principal business address of RiverSource Distributors, Inc. is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the contracts. The aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account in 2006 was $14,651,291. Ameriprise Financial Services, Inc. retains no underwriting commission from the sale of the contracts.



Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the contracts. RiverSource Distributors retains no underwriting commissions from the sale of the contracts. The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors for the variable account in 2008 was $22,750,353; and in 2007 was $16,934,492.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Co. of New York at Dec. 31, 2008 and 2007, and for each of the three years in the period ended Dec. 31, 2008, and the individual financial statements of the segregated asset subaccounts of RiverSource of New York Variable Annuity Account 2, sponsored by RiverSource Life Insurance Co. of New York, at Dec. 31, 2008, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the Statement of Additional Information in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    5

CONDENSED FINANCIAL INFORMATION



(Unaudited)



The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.



VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.87   $1.86   $1.67   $1.60   $1.46   $1.00
Accumulation unit value at end of period                      $0.89   $1.87   $1.86   $1.67   $1.60   $1.46
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   3       3       3       3       3       2
-----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.19   $2.00   $1.74   $1.61   $1.41   $1.00
Accumulation unit value at end of period                      $1.15   $2.19   $2.00   $1.74   $1.61   $1.41
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period                $1.16   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                      $0.80   $1.16   $1.08      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --
Accumulation unit value at end of period                      $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   3      --      --      --      --      --
* AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.92   $1.62   $1.51   $1.47   $1.41   $1.00
Accumulation unit value at end of period                      $1.00   $1.92   $1.62   $1.51   $1.47   $1.41
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   7       7       8       8       8       2
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.87   $1.81   $1.56   $1.51   $1.37   $1.00
Accumulation unit value at end of period                      $1.10   $1.87   $1.81   $1.56   $1.51   $1.37
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   1       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.73   $1.54   $1.56   $1.37   $1.28   $1.00
Accumulation unit value at end of period                      $1.03   $1.73   $1.54   $1.56   $1.37   $1.28
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   2       2       2       2       2       2
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.25   $1.94   $1.75   $1.52   $1.33   $1.00
Accumulation unit value at end of period                      $1.28   $2.25   $1.94   $1.75   $1.52   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  78     115     173     185     198      18
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.96   $1.56   $1.48   $1.42   $1.39   $1.00
Accumulation unit value at end of period                      $1.02   $1.96   $1.56   $1.48   $1.42   $1.39
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   2       2       2       2       2       2
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.71   $2.38   $2.14   $1.83   $1.48   $1.00
Accumulation unit value at end of period                      $1.62   $2.71   $2.38   $2.14   $1.83   $1.48
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  21      49      52      71      75       5
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.81   $2.42   $2.08   $1.77   $1.57   $1.00
Accumulation unit value at end of period                      $1.56   $2.81   $2.42   $2.08   $1.77   $1.57
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   7      36      70      71      71       2
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.85   $2.37   $1.98   $1.76   $1.35   $1.00
Accumulation unit value at end of period                      $1.06   $1.85   $2.37   $1.98   $1.76   $1.35
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   9       9      10      10      11       8
-----------------------------------------------------------------------------------------------------------



 6    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.19   $2.27   $1.96   $1.82   $1.48   $1.00
Accumulation unit value at end of period                      $1.45   $2.19   $2.27   $1.96   $1.82   $1.48
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   2       2       2       2       2       2
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.00   $1.81   $1.68   $1.62   $1.47   $1.00
Accumulation unit value at end of period                      $1.14   $2.00   $1.81   $1.68   $1.62   $1.47
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  13      12      44      44      44       3
-----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.87   $1.83   $1.56   $1.42   $1.28   $1.00
Accumulation unit value at end of period                      $1.17   $1.87   $1.83   $1.56   $1.42   $1.28
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  53      83     149     155     163      42
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.52   $2.20   $1.83   $1.68   $1.43   $1.00
Accumulation unit value at end of period                      $1.49   $2.52   $2.20   $1.83   $1.68   $1.43
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   5       5       5       6       7       3
-----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.64   $1.49   $1.40   $1.36   $1.26   $1.00
Accumulation unit value at end of period                      $1.02   $1.64   $1.49   $1.40   $1.36   $1.26
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   5       5       6       8       9       2
-----------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.74   $1.72   $1.54   $1.48   $1.41   $1.00
Accumulation unit value at end of period                      $1.04   $1.74   $1.72   $1.54   $1.48   $1.41
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   1       1       1       1       1      --
-----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.49   $1.45   $1.31   $1.29   $1.18   $1.00
Accumulation unit value at end of period                      $1.15   $1.49   $1.45   $1.31   $1.29   $1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  25      26      26      27      28       2
-----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $3.24   $2.57   $1.98   $1.72   $1.33   $1.00
Accumulation unit value at end of period                      $2.00   $3.24   $2.57   $1.98   $1.72   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  24      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.79   $1.59   $1.49   $1.44   $1.36   $1.00
Accumulation unit value at end of period                      $0.96   $1.79   $1.59   $1.49   $1.44   $1.36
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  33      31      69      69      68       4
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.51   $2.39   $2.06   $1.82   $1.55   $1.00
Accumulation unit value at end of period                      $1.48   $2.51   $2.39   $2.06   $1.82   $1.55
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   1       1       1       1       1      --
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.37   $1.39   $1.29   $1.27   $1.18   $1.00
Accumulation unit value at end of period                      $0.29   $1.37   $1.39   $1.29   $1.27   $1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  68      12      13      14      15      10
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.18   $2.23   $1.97   $1.81   $1.53   $1.00
Accumulation unit value at end of period                      $1.34   $2.18   $2.23   $1.97   $1.81   $1.53
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  11      11      12      13      13       9
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.42   $1.31   $1.23   $1.21   $1.13   $1.00
Accumulation unit value at end of period                      $1.20   $1.42   $1.31   $1.23   $1.21   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 103     168     182     214     234      48
-----------------------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    7

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.64   $1.76   $1.54   $1.48   $1.34   $1.00
Accumulation unit value at end of period                      $1.00   $1.64   $1.76   $1.54   $1.48   $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  11      11      11      11      11      11
-----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.42   $2.25   $1.78   $1.60   $1.39   $1.00
Accumulation unit value at end of period                      $1.34   $2.42   $2.25   $1.78   $1.60   $1.39
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   7       7      42      42      42       6
-----------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.62   $1.63   $1.48   $1.42   $1.33   $1.00
Accumulation unit value at end of period                      $0.99   $1.62   $1.63   $1.48   $1.42   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.92   $1.87   $1.79   $1.61   $1.37   $1.00
Accumulation unit value at end of period                      $1.03   $1.92   $1.87   $1.79   $1.61   $1.37
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (03/17/2003)
Accumulation unit value at beginning of period                $2.09   $2.22   $1.86   $1.78   $1.50   $1.00
Accumulation unit value at end of period                      $1.42   $2.09   $2.22   $1.86   $1.78   $1.50
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   2       3       3       3       3      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.08   $1.04   $1.01   $0.99   $0.99   $1.00
Accumulation unit value at end of period                      $1.09   $1.08   $1.04   $1.01   $0.99   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  96     111       1       1       1      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.14   $1.09   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period                      $1.05   $1.14   $1.09   $1.05   $1.04   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   8       8      65      65      65       1
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/17/2003)
Accumulation unit value at beginning of period                $2.54   $2.37   $2.00   $1.78   $1.52   $1.00
Accumulation unit value at end of period                      $1.50   $2.54   $2.37   $2.00   $1.78   $1.52
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  11      12      82      82      82       9
-----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                $1.62   $1.59   $1.44   $1.34   $1.25   $1.00
Accumulation unit value at end of period                      $0.89   $1.62   $1.59   $1.44   $1.34   $1.25
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (03/17/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                $1.10   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                      $0.63   $1.10   $1.08      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.78   $1.72   $1.50   $1.45   $1.33   $1.00
Accumulation unit value at end of period                      $1.11   $1.78   $1.72   $1.50   $1.45   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   5       5      53      55      56       1
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period                      $1.03   $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 102       9       9      10      14      11
-----------------------------------------------------------------------------------------------------------





 8    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                                        2008    2007    2006
-----------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.14   $1.13   $1.00
Accumulation unit value at end of period                                  $0.54   $1.14   $1.13
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                            $1.05   $1.00      --
Accumulation unit value at end of period                                  $0.60   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.21   $1.10   $1.00
Accumulation unit value at end of period                                  $0.63   $1.21   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                            $1.03   $1.00      --
Accumulation unit value at end of period                                  $0.73   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                            $1.05   $1.00      --
Accumulation unit value at end of period                                  $0.61   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)     329     164      --
-----------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.19   $1.10   $1.00
Accumulation unit value at end of period                                  $0.84   $1.19   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)*
  (09/26/2008)
Accumulation unit value at beginning of period                            $1.00      --      --
Accumulation unit value at end of period                                  $0.82      --      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS
  Balanced Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                            $1.16   $1.00      --
Accumulation unit value at end of period                                  $0.60   $1.16      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                            $1.21   $1.17   $1.00
Accumulation unit value at end of period                                  $0.71   $1.21   $1.17
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
  (06/19/2006)
Accumulation unit value at beginning of period                            $1.30   $1.24   $1.00
Accumulation unit value at end of period                                  $0.60   $1.30   $1.24
Number of accumulation units outstanding at end of period (000 omitted)     426     212      75
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                            $1.10   $1.02   $1.00
Accumulation unit value at end of period                                  $1.08   $1.10   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                            $1.42   $1.21   $1.00
Accumulation unit value at end of period                                  $0.77   $1.42   $1.21
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                            $0.90   $1.00      --
Accumulation unit value at end of period                                  $0.67   $0.90      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    9

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2008    2007    2006
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/19/2006)
Accumulation unit value at beginning of period                            $1.24   $1.03   $1.00
Accumulation unit value at end of period                                  $0.71   $1.24   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --      --     207
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                            $1.08   $1.15   $1.00
Accumulation unit value at end of period                                  $0.78   $1.08   $1.15
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of period                            $1.08   $1.08   $1.00
Accumulation unit value at end of period                                  $0.81   $1.08   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      16
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                            $1.13   $1.00      --
Accumulation unit value at end of period                                  $0.67   $1.13      --
Number of accumulation units outstanding at end of period (000 omitted)     654     358      --
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES,
  CLASS B (05/01/2007)
Accumulation unit value at beginning of period                            $1.14   $1.00      --
Accumulation unit value at end of period                                  $0.58   $1.14      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of period                            $1.08   $1.13   $1.00
Accumulation unit value at end of period                                  $0.77   $1.08   $1.13
Number of accumulation units outstanding at end of period (000 omitted)     439     300      --
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                            $1.10   $1.00      --
Accumulation unit value at end of period                                  $0.72   $1.10      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES
  (06/19/2006)
Accumulation unit value at beginning of period                            $1.07   $1.06   $1.00
Accumulation unit value at end of period                                  $0.63   $1.07   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE
  SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.23   $1.09   $1.00
Accumulation unit value at end of period                                  $0.72   $1.23   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      --      --      42
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES
  (06/19/2006)
Accumulation unit value at beginning of period                            $1.22   $1.15   $1.00
Accumulation unit value at end of period                                  $0.85   $1.22   $1.15
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE
  SHARES (05/01/2007)
Accumulation unit value at beginning of period                            $1.10   $1.00      --
Accumulation unit value at end of period                                  $0.62   $1.10      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
  SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.19   $1.16   $1.00
Accumulation unit value at end of period                                  $0.74   $1.19   $1.16
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                            $0.99   $1.00      --
Accumulation unit value at end of period                                  $0.71   $0.99      --
Number of accumulation units outstanding at end of period (000 omitted)     230     155      --
-----------------------------------------------------------------------------------------------



 10    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2008    2007    2006
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                            $1.28   $1.10   $1.00
Accumulation unit value at end of period                                  $0.73   $1.28   $1.10
Number of accumulation units outstanding at end of period (000 omitted)     567     438     409
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                            $1.35   $1.08   $1.00
Accumulation unit value at end of period                                  $0.71   $1.35   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2
  (06/19/2006)
Accumulation unit value at beginning of period                            $1.08   $1.04   $1.00
Accumulation unit value at end of period                                  $1.03   $1.08   $1.04
Number of accumulation units outstanding at end of period (000 omitted)     359     301      21
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                            $1.25   $1.09   $1.00
Accumulation unit value at end of period                                  $0.74   $1.25   $1.09
Number of accumulation units outstanding at end of period (000 omitted)     310     155      68
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                            $1.35   $1.17   $1.00
Accumulation unit value at end of period                                  $0.75   $1.35   $1.17
Number of accumulation units outstanding at end of period (000 omitted)      --      --      21
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                            $1.15   $1.12   $1.00
Accumulation unit value at end of period                                  $0.80   $1.15   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                            $1.08   $1.13   $1.00
Accumulation unit value at end of period                                  $0.78   $1.08   $1.13
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
  (06/19/2006)
Accumulation unit value at beginning of period                            $1.21   $1.10   $1.00
Accumulation unit value at end of period                                  $0.69   $1.21   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                            $1.17   $1.14   $1.00
Accumulation unit value at end of period                                  $0.73   $1.17   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --     131
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (06/19/2006)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $1.17   $1.07   $1.00
Accumulation unit value at end of period                                  $1.23   $1.17   $1.07
Number of accumulation units outstanding at end of period (000 omitted)     290     255      94
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                            $1.19   $1.18   $1.00
Accumulation unit value at end of period                                  $0.68   $1.19   $1.18
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.16   $1.14   $1.00
Accumulation unit value at end of period                                  $0.72   $1.16   $1.14
Number of accumulation units outstanding at end of period (000 omitted)     245     190     130
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
  (05/01/2007)
Accumulation unit value at beginning of period                            $0.94   $1.00      --
Accumulation unit value at end of period                                  $0.59   $0.94      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    11

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2008    2007    2006
-----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE
SHARES)
Accumulation unit value at beginning of period                            $1.06   $1.00      --
Accumulation unit value at end of period                                  $0.63   $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)     680     449      --
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I
  (05/01/2007)
Accumulation unit value at beginning of period                            $1.03   $1.00      --
Accumulation unit value at end of period                                  $0.61   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                            $1.20   $1.10   $1.00
Accumulation unit value at end of period                                  $0.75   $1.20   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                            $1.16   $1.14   $1.00
Accumulation unit value at end of period                                  $0.69   $1.16   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                            $1.14   $1.11   $1.00
Accumulation unit value at end of period                                  $0.87   $1.14   $1.11
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                            $1.56   $1.23   $1.00
Accumulation unit value at end of period                                  $0.96   $1.56   $1.23
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.23   $1.10   $1.00
Accumulation unit value at end of period                                  $0.66   $1.23   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.23   $1.17   $1.00
Accumulation unit value at end of period                                  $0.72   $1.23   $1.17
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.08   $1.10   $1.00
Accumulation unit value at end of period                                  $0.66   $1.08   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.16   $1.07   $1.00
Accumulation unit value at end of period                                  $0.98   $1.16   $1.07
Number of accumulation units outstanding at end of period (000 omitted)     561     443     134
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                            $1.04   $1.00      --
Accumulation unit value at end of period                                  $0.86   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)     548     429      --
-----------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (06/19/2006)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $1.05   $1.07   $1.00
Accumulation unit value at end of period                                  $0.86   $1.05   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.30   $1.21   $1.00
Accumulation unit value at end of period                                  $0.72   $1.30   $1.21
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------



 12    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2008    2007    2006
-----------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $0.97   $1.13   $1.00
Accumulation unit value at end of period                                  $0.58   $0.97   $1.13
Number of accumulation units outstanding at end of period (000 omitted)      --      --      98
-----------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.10   $1.07   $1.00
Accumulation unit value at end of period                                  $0.59   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND
  (05/01/2007)
Accumulation unit value at beginning of period                            $0.99   $1.00      --
Accumulation unit value at end of period                                  $0.60   $0.99      --
Number of accumulation units outstanding at end of period (000 omitted)     585     342      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND
  (06/19/2006)
Accumulation unit value at beginning of period                            $1.15   $1.10   $1.00
Accumulation unit value at end of period                                  $0.72   $1.15   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
  (06/19/2006)
Accumulation unit value at beginning of period                            $1.06   $1.12   $1.00
Accumulation unit value at end of period                                  $0.72   $1.06   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.06   $1.02   $1.00
Accumulation unit value at end of period                                  $1.07   $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      81      91       1
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.09   $1.04   $1.00
Accumulation unit value at end of period                                  $1.01   $1.09   $1.04
Number of accumulation units outstanding at end of period (000 omitted)     827     654     195
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
  (06/19/2006)
Accumulation unit value at beginning of period                            $1.20   $1.13   $1.00
Accumulation unit value at end of period                                  $0.71   $1.20   $1.13
Number of accumulation units outstanding at end of period (000 omitted)     817     424     205
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED
  SECURITIES FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.09   $1.02   $1.00
Accumulation unit value at end of period                                  $1.08   $1.09   $1.02
Number of accumulation units outstanding at end of period (000 omitted)     304     289     164
-----------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                            $1.14   $1.12   $1.00
Accumulation unit value at end of period                                  $0.63   $1.14   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.08   $1.07   $1.00
Accumulation unit value at end of period                                  $0.80   $1.08   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --       4
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND
  (06/19/2006)
Accumulation unit value at beginning of period                            $1.08   $1.06   $1.00
Accumulation unit value at end of period                                  $0.87   $1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)     293     216      81
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                            $1.16   $1.14   $1.00
Accumulation unit value at end of period                                  $0.67   $1.16   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    13

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2008    2007    2006
-----------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                            $1.14   $1.15   $1.00
Accumulation unit value at end of period                                  $0.68   $1.14   $1.15
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.18   $1.05   $1.00
Accumulation unit value at end of period                                  $0.64   $1.18   $1.05
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                            $1.00   $1.00      --
Accumulation unit value at end of period                                  $0.54   $1.00      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.18   $1.14   $1.00
Accumulation unit value at end of period                                  $0.73   $1.18   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT
  FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.07   $1.03   $1.00
Accumulation unit value at end of period                                  $1.03   $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      45      55       5
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND
  (06/19/2006)
Accumulation unit value at beginning of period                            $1.84   $1.34   $1.00
Accumulation unit value at end of period                                  $0.84   $1.84   $1.34
Number of accumulation units outstanding at end of period (000 omitted)     225     106      66
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
  (06/19/2006)
Accumulation unit value at beginning of period                            $1.32   $1.18   $1.00
Accumulation unit value at end of period                                  $0.78   $1.32   $1.18
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
  (06/19/2006)
Accumulation unit value at beginning of period                            $1.09   $1.13   $1.00
Accumulation unit value at end of period                                  $0.69   $1.09   $1.13
Number of accumulation units outstanding at end of period (000 omitted)     383     238     201
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES
  (05/01/2007)
Accumulation unit value at beginning of period                            $0.85   $1.00      --
Accumulation unit value at end of period                                  $0.47   $0.85      --
Number of accumulation units outstanding at end of period (000 omitted)     228      91      --
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                            $1.13   $1.00      --
Accumulation unit value at end of period                                  $0.59   $1.13      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.01   $1.23   $1.00
Accumulation unit value at end of period                                  $0.62   $1.01   $1.23
Number of accumulation units outstanding at end of period (000 omitted)      --      --       1
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/19/2006)
Accumulation unit value at beginning of period                            $1.42   $1.23   $1.00
Accumulation unit value at end of period                                  $0.76   $1.42   $1.23
Number of accumulation units outstanding at end of period (000 omitted)     294     140      86
-----------------------------------------------------------------------------------------------
WANGER USA (06/19/2006)
Accumulation unit value at beginning of period                            $1.13   $1.08   $1.00
Accumulation unit value at end of period                                  $0.67   $1.13   $1.08
Number of accumulation units outstanding at end of period (000 omitted)     156     105      23
-----------------------------------------------------------------------------------------------





 14    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.86   $1.86   $1.66   $1.59   $1.45   $1.00
Accumulation unit value at end of period                      $0.89   $1.86   $1.86   $1.66   $1.59   $1.45
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  88      83      83      83      55      10
-----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.18   $2.00   $1.74   $1.61   $1.41   $1.00
Accumulation unit value at end of period                      $1.14   $2.18   $2.00   $1.74   $1.61   $1.41
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  35      33      33      34      21       6
-----------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period                $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                      $0.80   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   8       7       7      --      --      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --
Accumulation unit value at end of period                      $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 100      --      --      --      --      --
* AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.91   $1.61   $1.50   $1.47   $1.41   $1.00
Accumulation unit value at end of period                      $0.99   $1.91   $1.61   $1.50   $1.47   $1.41
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  80      78      87      87      72      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.87   $1.80   $1.55   $1.50   $1.37   $1.00
Accumulation unit value at end of period                      $1.09   $1.87   $1.80   $1.55   $1.50   $1.37
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 180     163     194     210     216     147
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.72   $1.53   $1.56   $1.37   $1.28   $1.00
Accumulation unit value at end of period                      $1.02   $1.72   $1.53   $1.56   $1.37   $1.28
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   5       5      25      24      25       6
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.24   $1.93   $1.75   $1.52   $1.33   $1.00
Accumulation unit value at end of period                      $1.27   $2.24   $1.93   $1.75   $1.52   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,112   1,129   1,239   1,247   1,212     331
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.95   $1.55   $1.47   $1.41   $1.39   $1.00
Accumulation unit value at end of period                      $1.01   $1.95   $1.55   $1.47   $1.41   $1.39
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  92      87      87      85      58       9
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.70   $2.37   $2.13   $1.82   $1.48   $1.00
Accumulation unit value at end of period                      $1.61   $2.70   $2.37   $2.13   $1.82   $1.48
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 337     344     393     385     393      58
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.79   $2.41   $2.07   $1.76   $1.57   $1.00
Accumulation unit value at end of period                      $1.55   $2.79   $2.41   $2.07   $1.76   $1.57
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  80      81      92      93      96      14
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.84   $2.36   $1.98   $1.76   $1.35   $1.00
Accumulation unit value at end of period                      $1.05   $1.84   $2.36   $1.98   $1.76   $1.35
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  37      40      52      54      46      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.18   $2.26   $1.95   $1.81   $1.48   $1.00
Accumulation unit value at end of period                      $1.44   $2.18   $2.26   $1.95   $1.81   $1.48
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  88      89      97      90      91      25
-----------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    15

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.99   $1.80   $1.68   $1.62   $1.47   $1.00
Accumulation unit value at end of period                      $1.13   $1.99   $1.80   $1.68   $1.62   $1.47
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  90      74      73      68      65      28
-----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.86   $1.82   $1.56   $1.42   $1.28   $1.00
Accumulation unit value at end of period                      $1.16   $1.86   $1.82   $1.56   $1.42   $1.28
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 521     555     618     644     640     260
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.50   $2.19   $1.83   $1.68   $1.43   $1.00
Accumulation unit value at end of period                      $1.48   $2.50   $2.19   $1.83   $1.68   $1.43
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  93      87      68      74      56       9
-----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.63   $1.48   $1.40   $1.35   $1.26   $1.00
Accumulation unit value at end of period                      $1.01   $1.63   $1.48   $1.40   $1.35   $1.26
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 112     123     127     130     137      55
-----------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.73   $1.71   $1.53   $1.48   $1.41   $1.00
Accumulation unit value at end of period                      $1.04   $1.73   $1.71   $1.53   $1.48   $1.41
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  64      64      63      66      67      20
-----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.49   $1.45   $1.31   $1.29   $1.17   $1.00
Accumulation unit value at end of period                      $1.14   $1.49   $1.45   $1.31   $1.29   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 731     782     834     860     841     397
-----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $3.23   $2.56   $1.97   $1.71   $1.33   $1.00
Accumulation unit value at end of period                      $1.98   $3.23   $2.56   $1.97   $1.71   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  35      36      36      40      45      42
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.78   $1.58   $1.49   $1.43   $1.36   $1.00
Accumulation unit value at end of period                      $0.96   $1.78   $1.58   $1.49   $1.43   $1.36
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 422     415     441     466     438     125
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.50   $2.38   $2.05   $1.82   $1.55   $1.00
Accumulation unit value at end of period                      $1.47   $2.50   $2.38   $2.05   $1.82   $1.55
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  90      85      98      94      84      19
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.36   $1.38   $1.28   $1.27   $1.18   $1.00
Accumulation unit value at end of period                      $0.29   $1.36   $1.38   $1.28   $1.27   $1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  63      47      67      70      62       6
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.17   $2.22   $1.96   $1.81   $1.53   $1.00
Accumulation unit value at end of period                      $1.33   $2.17   $2.22   $1.96   $1.81   $1.53
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 244     252     335     349     321      27
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.41   $1.30   $1.23   $1.21   $1.13   $1.00
Accumulation unit value at end of period                      $1.19   $1.41   $1.30   $1.23   $1.21   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 656     794     888     904     868     200
-----------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.63   $1.76   $1.53   $1.47   $1.34   $1.00
Accumulation unit value at end of period                      $0.99   $1.63   $1.76   $1.53   $1.47   $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      20      20      21       2
-----------------------------------------------------------------------------------------------------------



 16    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.41   $2.25   $1.78   $1.60   $1.39   $1.00
Accumulation unit value at end of period                      $1.33   $2.41   $2.25   $1.78   $1.60   $1.39
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   3       3       5       6       4       1
-----------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.61   $1.62   $1.47   $1.42   $1.33   $1.00
Accumulation unit value at end of period                      $0.98   $1.61   $1.62   $1.47   $1.42   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   6      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.91   $1.86   $1.78   $1.61   $1.37   $1.00
Accumulation unit value at end of period                      $1.03   $1.91   $1.86   $1.78   $1.61   $1.37
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --       2       2       2       2       1
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (03/17/2003)
Accumulation unit value at beginning of period                $2.08   $2.21   $1.86   $1.78   $1.50   $1.00
Accumulation unit value at end of period                      $1.41   $2.08   $2.21   $1.86   $1.78   $1.50
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   3       3       5       5       2      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.08   $1.04   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period                      $1.09   $1.08   $1.04   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      47      49      52      54      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.14   $1.09   $1.06   $1.05   $1.01   $1.00
Accumulation unit value at end of period                      $1.05   $1.14   $1.09   $1.06   $1.05   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 204     207     216     224     223     160
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/17/2003)
Accumulation unit value at beginning of period                $2.53   $2.36   $2.00   $1.78   $1.52   $1.00
Accumulation unit value at end of period                      $1.49   $2.53   $2.36   $2.00   $1.78   $1.52
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  68      66      66      61      60       2
-----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                $1.61   $1.58   $1.44   $1.34   $1.25   $1.00
Accumulation unit value at end of period                      $0.89   $1.61   $1.58   $1.44   $1.34   $1.25
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  26      28      34      35      20      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (03/17/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                $1.10   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                      $0.63   $1.10   $1.08      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.78   $1.71   $1.50   $1.45   $1.33   $1.00
Accumulation unit value at end of period                      $1.10   $1.78   $1.71   $1.50   $1.45   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 330     326     410     467     506     159
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.07   $1.03   $1.00   $0.99   $1.00   $1.00
Accumulation unit value at end of period                      $1.03   $1.07   $1.03   $1.00   $0.99   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 335     388     354     378     382     136
-----------------------------------------------------------------------------------------------------------





                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    17

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.20   $1.20   $1.07   $1.03   $1.00
Accumulation unit value at end of period                          $0.57   $1.20   $1.20   $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           92      75      77      76       6
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $1.05   $1.00      --      --      --
Accumulation unit value at end of period                          $0.59   $1.05      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.42   $1.30   $1.13   $1.05   $1.00
Accumulation unit value at end of period                          $0.74   $1.42   $1.30   $1.13   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $1.03   $1.00      --      --      --
Accumulation unit value at end of period                          $0.73   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $1.04   $1.00      --      --      --
Accumulation unit value at end of period                          $0.61   $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           31      24      --      --      --
-------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.29   $1.19   $1.09   $1.03   $1.00
Accumulation unit value at end of period                          $0.91   $1.29   $1.19   $1.09   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           14      17      18      18       2
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                    $1.00      --      --      --      --
Accumulation unit value at end of period                          $0.82      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           11      --      --      --      --
* AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                    $1.16   $1.00      --      --      --
Accumulation unit value at end of period                          $0.60   $1.16      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                    $1.28   $1.24   $1.07   $1.03   $1.00
Accumulation unit value at end of period                          $0.75   $1.28   $1.24   $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                    $1.69   $1.62   $1.22   $1.05   $1.00
Accumulation unit value at end of period                          $0.78   $1.69   $1.62   $1.22   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          258     190     198     126       3
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                    $1.10   $1.02   $1.01   $1.01   $1.00
Accumulation unit value at end of period                          $1.07   $1.10   $1.02   $1.01   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                          216     321     335     241       7
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                    $1.70   $1.46   $1.18   $1.06   $1.00
Accumulation unit value at end of period                          $0.93   $1.70   $1.46   $1.18   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                    $0.90   $1.00      --      --      --
Accumulation unit value at end of period                          $0.67   $0.90      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------



 18    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                    $1.18   $0.99   $1.04   $1.03   $1.00
Accumulation unit value at end of period                          $0.68   $1.18   $0.99   $1.04   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          366     362     448     191       5
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                    $1.18   $1.26   $1.07   $1.04   $1.00
Accumulation unit value at end of period                          $0.85   $1.18   $1.26   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --       3      --
-------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                    $1.07   $1.07   $1.00      --      --
Accumulation unit value at end of period                          $0.80   $1.07   $1.07      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           73      80      83      --      --
-------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                    $1.12   $1.00      --      --      --
Accumulation unit value at end of period                          $0.67   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           64      48      --      --      --
-------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                    $1.14   $1.00      --      --      --
Accumulation unit value at end of period                          $0.58   $1.14      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                    $1.25   $1.30   $1.10   $1.06   $1.00
Accumulation unit value at end of period                          $0.89   $1.25   $1.30   $1.10   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           38      35      --      --      --
-------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                    $1.10   $1.00      --      --      --
Accumulation unit value at end of period                          $0.72   $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.20   $1.19   $1.12   $1.04   $1.00
Accumulation unit value at end of period                          $0.70   $1.20   $1.19   $1.12   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           10      10      10       9      --
-------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.22   $1.08   $1.05   $1.02   $1.00
Accumulation unit value at end of period                          $0.71   $1.22   $1.08   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           82      80      96      46       1
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.27   $1.21   $1.05   $1.02   $1.00
Accumulation unit value at end of period                          $0.89   $1.27   $1.21   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $1.09   $1.00      --      --      --
Accumulation unit value at end of period                          $0.62   $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.44   $1.40   $1.16   $1.05   $1.00
Accumulation unit value at end of period                          $0.89   $1.44   $1.40   $1.16   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                    $0.99   $1.00      --      --      --
Accumulation unit value at end of period                          $0.71   $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           18      18      --      --      --
-------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    19

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.52   $1.31   $1.19   $1.03   $1.00
Accumulation unit value at end of period                          $0.86   $1.52   $1.31   $1.19   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          770     731     811     496       6
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.40   $1.12   $1.06   $1.02   $1.00
Accumulation unit value at end of period                          $0.73   $1.40   $1.12   $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --       3      --
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                          $1.02   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                          223     313     289     206       3
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.56   $1.37   $1.23   $1.05   $1.00
Accumulation unit value at end of period                          $0.93   $1.56   $1.37   $1.23   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          114     105     109      43      --
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.66   $1.44   $1.23   $1.05   $1.00
Accumulation unit value at end of period                          $0.92   $1.66   $1.44   $1.23   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           27      25      34      33       3
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.24   $1.21   $1.04   $1.03   $1.00
Accumulation unit value at end of period                          $0.86   $1.24   $1.21   $1.04   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.17   $1.22   $1.05   $1.03   $1.00
Accumulation unit value at end of period                          $0.84   $1.17   $1.22   $1.05   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --       3      --
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.26   $1.14   $1.06   $1.03   $1.00
Accumulation unit value at end of period                          $0.71   $1.26   $1.14   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --       8      --
-------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.36   $1.33   $1.14   $1.04   $1.00
Accumulation unit value at end of period                          $0.85   $1.36   $1.33   $1.14   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           15      14      25      --      --
-------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                    $1.23   $1.12   $1.00   $1.05   $1.00
Accumulation unit value at end of period                          $1.29   $1.23   $1.12   $1.00   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           95     144     139      82       2
-------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.37   $1.35   $1.12   $1.04   $1.00
Accumulation unit value at end of period                          $0.78   $1.37   $1.35   $1.12   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.37   $1.34   $1.17   $1.05   $1.00
Accumulation unit value at end of period                          $0.85   $1.37   $1.34   $1.17   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          189     195     193     105       3
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $0.94   $1.00      --      --      --
Accumulation unit value at end of period                          $0.59   $0.94      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------



 20    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                    $1.06   $1.00      --      --      --
Accumulation unit value at end of period                          $0.63   $1.06      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           64      59      --      --      --
-------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                    $1.03   $1.00      --      --      --
Accumulation unit value at end of period                          $0.61   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                    $1.24   $1.13   $1.07   $1.03   $1.00
Accumulation unit value at end of period                          $0.77   $1.24   $1.13   $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                    $1.22   $1.21   $1.08   $1.04   $1.00
Accumulation unit value at end of period                          $0.73   $1.22   $1.21   $1.08   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                            9       9       9      --      --
-------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                    $1.18   $1.15   $1.04   $1.02   $1.00
Accumulation unit value at end of period                          $0.90   $1.18   $1.15   $1.04   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                            5       5       5       5      --
-------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                    $1.99   $1.58   $1.22   $1.06   $1.00
Accumulation unit value at end of period                          $1.23   $1.99   $1.58   $1.22   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.27   $1.13   $1.06   $1.02   $1.00
Accumulation unit value at end of period                          $0.68   $1.27   $1.13   $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                          235     212     244     139       4
-------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.47   $1.40   $1.21   $1.07   $1.00
Accumulation unit value at end of period                          $0.87   $1.47   $1.40   $1.21   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.25   $1.29   $1.13   $1.05   $1.00
Accumulation unit value at end of period                          $0.77   $1.25   $1.29   $1.13   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           66      62      62      62      --
-------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.19   $1.10   $1.03   $1.02   $1.00
Accumulation unit value at end of period                          $1.00   $1.19   $1.10   $1.03   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                          348     409     393     265       5
-------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                    $1.04   $1.00      --      --      --
Accumulation unit value at end of period                          $0.86   $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           48      53      --      --      --
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                    $1.16   $1.18   $1.16   $1.04   $1.00
Accumulation unit value at end of period                          $0.95   $1.16   $1.18   $1.16   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --       2      --
-------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.58   $1.48   $1.17   $1.06   $1.00
Accumulation unit value at end of period                          $0.88   $1.58   $1.48   $1.17   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    21

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.12   $1.29   $1.12   $1.05   $1.00
Accumulation unit value at end of period                          $0.67   $1.12   $1.29   $1.12   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           13      11      16       2      --
-------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.25   $1.22   $1.17   $1.06   $1.00
Accumulation unit value at end of period                          $0.68   $1.25   $1.22   $1.17   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                    $0.99   $1.00      --      --      --
Accumulation unit value at end of period                          $0.60   $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           54      45      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.24   $1.19   $1.04   $1.04   $1.00
Accumulation unit value at end of period                          $0.78   $1.24   $1.19   $1.04   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.23   $1.31   $1.10   $1.05   $1.00
Accumulation unit value at end of period                          $0.83   $1.23   $1.31   $1.10   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          228     246     248     149       5
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.09   $1.05   $1.01   $1.00   $1.00
Accumulation unit value at end of period                          $1.10   $1.09   $1.05   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                           11      16     106     105      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.09   $1.05   $1.01   $1.00   $1.00
Accumulation unit value at end of period                          $1.01   $1.09   $1.05   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                           94     117      79      10      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.49   $1.39   $1.18   $1.05   $1.00
Accumulation unit value at end of period                          $0.88   $1.49   $1.39   $1.18   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          450     411     426     198      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                    $1.10   $1.03   $1.00      --      --
Accumulation unit value at end of period                          $1.09   $1.10   $1.03      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           41      57      44      --      --
-------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                    $1.24   $1.22   $1.11   $1.03   $1.00
Accumulation unit value at end of period                          $0.68   $1.24   $1.22   $1.11   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.15   $1.14   $1.04   $1.01   $1.00
Accumulation unit value at end of period                          $0.85   $1.15   $1.14   $1.04   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                           44      48      51      35      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.11   $1.10   $1.03   $1.01   $1.00
Accumulation unit value at end of period                          $0.89   $1.11   $1.10   $1.03   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                           40      45      28      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                    $1.25   $1.23   $1.08   $1.03   $1.00
Accumulation unit value at end of period                          $0.72   $1.25   $1.23   $1.08   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           86      83      87      87       9
-------------------------------------------------------------------------------------------------------



 22    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                    $1.24   $1.26   $1.07   $1.03   $1.00
Accumulation unit value at end of period                          $0.74   $1.24   $1.26   $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.26   $1.12   $1.13   $1.04   $1.00
Accumulation unit value at end of period                          $0.69   $1.26   $1.12   $1.13   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                    $1.00   $1.00      --      --      --
Accumulation unit value at end of period                          $0.54   $1.00      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.25   $1.20   $1.06   $1.02   $1.00
Accumulation unit value at end of period                          $0.78   $1.25   $1.20   $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.08   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                          $1.04   $1.08   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                           23      31      32      25      --
-------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
Accumulation unit value at beginning of period                    $2.59   $1.89   $1.43   $1.08   $1.00
Accumulation unit value at end of period                          $1.18   $2.59   $1.89   $1.43   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          126      93     130      79       2
-------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.63   $1.46   $1.19   $1.06   $1.00
Accumulation unit value at end of period                          $0.96   $1.63   $1.46   $1.19   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.18   $1.22   $1.06   $1.03   $1.00
Accumulation unit value at end of period                          $0.75   $1.18   $1.22   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          638     645     652     343       8
-------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $0.85   $1.00      --      --      --
Accumulation unit value at end of period                          $0.47   $0.85      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           25      12      --      --      --
-------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $1.13   $1.00      --      --      --
Accumulation unit value at end of period                          $0.59   $1.13      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.35   $1.65   $1.22   $1.05   $1.00
Accumulation unit value at end of period                          $0.83   $1.35   $1.65   $1.22   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           14      12      11      20      --
-------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period                    $2.03   $1.77   $1.30   $1.09   $1.00
Accumulation unit value at end of period                          $1.09   $2.03   $1.77   $1.30   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          179     147     178     115       4
-------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period                    $1.27   $1.22   $1.14   $1.04   $1.00
Accumulation unit value at end of period                          $0.76   $1.27   $1.22   $1.14   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                          152     148     145      82       2
-------------------------------------------------------------------------------------------------------





                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    23

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                                        2008    2007    2006
-----------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.13   $1.13   $1.00
Accumulation unit value at end of period                                  $0.54   $1.13   $1.13
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                            $1.05   $1.00      --
Accumulation unit value at end of period                                  $0.59   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.20   $1.10   $1.00
Accumulation unit value at end of period                                  $0.63   $1.20   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                            $1.03   $1.00      --
Accumulation unit value at end of period                                  $0.73   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                            $1.04   $1.00      --
Accumulation unit value at end of period                                  $0.61   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)     349     197      --
-----------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.19   $1.10   $1.00
Accumulation unit value at end of period                                  $0.84   $1.19   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                            $1.00      --      --
Accumulation unit value at end of period                                  $0.82      --      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
* AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS
  Balanced Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                            $1.16   $1.00      --
Accumulation unit value at end of period                                  $0.60   $1.16      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                            $1.21   $1.17   $1.00
Accumulation unit value at end of period                                  $0.71   $1.21   $1.17
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                            $1.30   $1.24   $1.00
Accumulation unit value at end of period                                  $0.60   $1.30   $1.24
Number of accumulation units outstanding at end of period (000 omitted)     439     241      64
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                            $1.10   $1.02   $1.00
Accumulation unit value at end of period                                  $1.07   $1.10   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                            $1.41   $1.21   $1.00
Accumulation unit value at end of period                                  $0.77   $1.41   $1.21
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                            $0.90   $1.00      --
Accumulation unit value at end of period                                  $0.67   $0.90      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------



 24    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2008    2007    2006
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/19/2006)
Accumulation unit value at beginning of period                            $1.23   $1.03   $1.00
Accumulation unit value at end of period                                  $0.71   $1.23   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --      --     174
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                            $1.08   $1.15   $1.00
Accumulation unit value at end of period                                  $0.78   $1.08   $1.15
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of period                            $1.08   $1.08   $1.00
Accumulation unit value at end of period                                  $0.80   $1.08   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      15
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                            $1.12   $1.00      --
Accumulation unit value at end of period                                  $0.67   $1.12      --
Number of accumulation units outstanding at end of period (000 omitted)     679     412      --
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                            $1.14   $1.00      --
Accumulation unit value at end of period                                  $0.58   $1.14      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of period                            $1.08   $1.12   $1.00
Accumulation unit value at end of period                                  $0.77   $1.08   $1.12
Number of accumulation units outstanding at end of period (000 omitted)     458     354      --
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                            $1.10   $1.00      --
Accumulation unit value at end of period                                  $0.72   $1.10      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.06   $1.06   $1.00
Accumulation unit value at end of period                                  $0.63   $1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.23   $1.09   $1.00
Accumulation unit value at end of period                                  $0.71   $1.23   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      --      --      38
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.21   $1.15   $1.00
Accumulation unit value at end of period                                  $0.84   $1.21   $1.15
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                            $1.09   $1.00      --
Accumulation unit value at end of period                                  $0.62   $1.09      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.19   $1.16   $1.00
Accumulation unit value at end of period                                  $0.74   $1.19   $1.16
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                            $0.99   $1.00      --
Accumulation unit value at end of period                                  $0.71   $0.99      --
Number of accumulation units outstanding at end of period (000 omitted)     199     158      --
-----------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    25

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2008    2007    2006
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                            $1.28   $1.10   $1.00
Accumulation unit value at end of period                                  $0.72   $1.28   $1.10
Number of accumulation units outstanding at end of period (000 omitted)     543     442     303
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                            $1.35   $1.08   $1.00
Accumulation unit value at end of period                                  $0.70   $1.35   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                            $1.07   $1.04   $1.00
Accumulation unit value at end of period                                  $1.02   $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)     307     300      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                            $1.24   $1.09   $1.00
Accumulation unit value at end of period                                  $0.74   $1.24   $1.09
Number of accumulation units outstanding at end of period (000 omitted)     315     183      59
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                            $1.35   $1.16   $1.00
Accumulation unit value at end of period                                  $0.75   $1.35   $1.16
Number of accumulation units outstanding at end of period (000 omitted)      --      --      17
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                            $1.15   $1.12   $1.00
Accumulation unit value at end of period                                  $0.80   $1.15   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                            $1.08   $1.12   $1.00
Accumulation unit value at end of period                                  $0.78   $1.08   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                            $1.21   $1.10   $1.00
Accumulation unit value at end of period                                  $0.69   $1.21   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                            $1.17   $1.14   $1.00
Accumulation unit value at end of period                                  $0.73   $1.17   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --     111
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (06/19/2006)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $1.17   $1.07   $1.00
Accumulation unit value at end of period                                  $1.23   $1.17   $1.07
Number of accumulation units outstanding at end of period (000 omitted)     251     275      89
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                            $1.19   $1.18   $1.00
Accumulation unit value at end of period                                  $0.68   $1.19   $1.18
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.16   $1.14   $1.00
Accumulation unit value at end of period                                  $0.72   $1.16   $1.14
Number of accumulation units outstanding at end of period (000 omitted)     254     219     111
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                            $0.94   $1.00      --
Accumulation unit value at end of period                                  $0.59   $0.94      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------



 26    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2008    2007    2006
-----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                            $1.06   $1.00      --
Accumulation unit value at end of period                                  $0.63   $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)     704     517      --
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                            $1.03   $1.00      --
Accumulation unit value at end of period                                  $0.60   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                            $1.20   $1.09   $1.00
Accumulation unit value at end of period                                  $0.75   $1.20   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                            $1.15   $1.14   $1.00
Accumulation unit value at end of period                                  $0.69   $1.15   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                            $1.13   $1.10   $1.00
Accumulation unit value at end of period                                  $0.87   $1.13   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                            $1.55   $1.23   $1.00
Accumulation unit value at end of period                                  $0.95   $1.55   $1.23
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.23   $1.09   $1.00
Accumulation unit value at end of period                                  $0.66   $1.23   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.22   $1.17   $1.00
Accumulation unit value at end of period                                  $0.72   $1.22   $1.17
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.07   $1.10   $1.00
Accumulation unit value at end of period                                  $0.66   $1.07   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.16   $1.07   $1.00
Accumulation unit value at end of period                                  $0.98   $1.16   $1.07
Number of accumulation units outstanding at end of period (000 omitted)     460     421      74
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                            $1.04   $1.00      --
Accumulation unit value at end of period                                  $0.86   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)     530     470      --
-----------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (06/19/2006)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $1.05   $1.07   $1.00
Accumulation unit value at end of period                                  $0.86   $1.05   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.30   $1.21   $1.00
Accumulation unit value at end of period                                  $0.72   $1.30   $1.21
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    27

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2008    2007    2006
-----------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $0.97   $1.12   $1.00
Accumulation unit value at end of period                                  $0.58   $0.97   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      --      --      79
-----------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.10   $1.07   $1.00
Accumulation unit value at end of period                                  $0.59   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                            $0.99   $1.00      --
Accumulation unit value at end of period                                  $0.60   $0.99      --
Number of accumulation units outstanding at end of period (000 omitted)     608     391      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.15   $1.10   $1.00
Accumulation unit value at end of period                                  $0.72   $1.15   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.06   $1.12   $1.00
Accumulation unit value at end of period                                  $0.71   $1.06   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.05   $1.02   $1.00
Accumulation unit value at end of period                                  $1.07   $1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      58      29      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.09   $1.04   $1.00
Accumulation unit value at end of period                                  $1.00   $1.09   $1.04
Number of accumulation units outstanding at end of period (000 omitted)     714     668     208
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.20   $1.13   $1.00
Accumulation unit value at end of period                                  $0.71   $1.20   $1.13
Number of accumulation units outstanding at end of period (000 omitted)     861     490     180
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.09   $1.02   $1.00
Accumulation unit value at end of period                                  $1.08   $1.09   $1.02
Number of accumulation units outstanding at end of period (000 omitted)     268     301     148
-----------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                            $1.14   $1.12   $1.00
Accumulation unit value at end of period                                  $0.62   $1.14   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.08   $1.07   $1.00
Accumulation unit value at end of period                                  $0.80   $1.08   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.08   $1.06   $1.00
Accumulation unit value at end of period                                  $0.86   $1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)     283     254      81
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                            $1.16   $1.14   $1.00
Accumulation unit value at end of period                                  $0.66   $1.16   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------



 28    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2008    2007    2006
-----------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND
Accumulation unit value at beginning of period                            $1.13   $1.15   $1.00
Accumulation unit value at end of period                                  $0.68   $1.13   $1.15
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.18   $1.05   $1.00
Accumulation unit value at end of period                                  $0.64   $1.18   $1.05
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                            $1.00   $1.00      --
Accumulation unit value at end of period                                  $0.54   $1.00      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.18   $1.13   $1.00
Accumulation unit value at end of period                                  $0.73   $1.18   $1.13
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.07   $1.03   $1.00
Accumulation unit value at end of period                                  $1.03   $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      40      32      --
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.83   $1.34   $1.00
Accumulation unit value at end of period                                  $0.84   $1.83   $1.34
Number of accumulation units outstanding at end of period (000 omitted)     239     124      57
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (06/19/2006)
Accumulation unit value at beginning of period                            $1.31   $1.18   $1.00
Accumulation unit value at end of period                                  $0.77   $1.31   $1.18
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.09   $1.13   $1.00
Accumulation unit value at end of period                                  $0.69   $1.09   $1.13
Number of accumulation units outstanding at end of period (000 omitted)     401     277     176
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                            $0.85   $1.00      --
Accumulation unit value at end of period                                  $0.47   $0.85      --
Number of accumulation units outstanding at end of period (000 omitted)     257     106      --
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                            $1.13   $1.00      --
Accumulation unit value at end of period                                  $0.59   $1.13      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of period                            $1.01   $1.23   $1.00
Accumulation unit value at end of period                                  $0.62   $1.01   $1.23
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/19/2006)
Accumulation unit value at beginning of period                            $1.41   $1.23   $1.00
Accumulation unit value at end of period                                  $0.76   $1.41   $1.23
Number of accumulation units outstanding at end of period (000 omitted)     303     161      72
-----------------------------------------------------------------------------------------------
WANGER USA (06/19/2006)
Accumulation unit value at beginning of period                            $1.12   $1.08   $1.00
Accumulation unit value at end of period                                  $0.67   $1.12   $1.08
Number of accumulation units outstanding at end of period (000 omitted)     173     120      14
-----------------------------------------------------------------------------------------------





                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    29

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.85   $1.85   $1.66   $1.59   $1.45   $1.00
Accumulation unit value at end of period                      $0.88   $1.85   $1.85   $1.66   $1.59   $1.45
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --       1       1      36      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.59   $1.05      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.17   $1.99   $1.73   $1.60   $1.41   $1.00
Accumulation unit value at end of period                      $1.13   $2.17   $1.99   $1.73   $1.60   $1.41
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      27      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period                $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                      $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.73   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.61   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 182     104      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                $1.19   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                      $0.83   $1.19   $1.10      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --
Accumulation unit value at end of period                      $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
* AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.90   $1.60   $1.50   $1.46   $1.41   $1.00
Accumulation unit value at end of period                      $0.98   $1.90   $1.60   $1.50   $1.46   $1.41
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.85   $1.79   $1.55   $1.50   $1.36   $1.00
Accumulation unit value at end of period                      $1.08   $1.85   $1.79   $1.55   $1.50   $1.36
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      27      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                $1.29   $1.24   $1.00      --      --      --
Accumulation unit value at end of period                      $0.60   $1.29   $1.24      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 237     122      44      --      --      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.71   $1.52   $1.55   $1.37   $1.28   $1.00
Accumulation unit value at end of period                      $1.02   $1.71   $1.52   $1.55   $1.37   $1.28
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                $1.10   $1.02   $1.00      --      --      --
Accumulation unit value at end of period                      $1.07   $1.10   $1.02      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------



 30    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                $1.41   $1.21   $1.00      --      --      --
Accumulation unit value at end of period                      $0.77   $1.41   $1.21      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                $0.90   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.67   $0.90      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/19/2006)
Accumulation unit value at beginning of period                $1.23   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                      $0.71   $1.23   $1.03      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --     119      --      --      --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                $1.08   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                      $0.78   $1.08   $1.15      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of period                $1.08   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                      $0.80   $1.08   $1.08      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      13      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.67   $1.12      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 366     216      --      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.58   $1.14      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of period                $1.08   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                      $0.77   $1.08   $1.12      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 249     184      --      --      --      --
-----------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.72   $1.10      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                $1.06   $1.06   $1.00      --      --      --
Accumulation unit value at end of period                      $0.63   $1.06   $1.06      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                $1.23   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                      $0.71   $1.23   $1.09      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      24      --      --      --
-----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                $1.21   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                      $0.84   $1.21   $1.15      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.62   $1.09      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    31

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                $1.19   $1.16   $1.00      --      --      --
Accumulation unit value at end of period                      $0.73   $1.19   $1.16      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.71   $0.99      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 112      87      --      --      --      --
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.22   $1.92   $1.74   $1.51   $1.33   $1.00
Accumulation unit value at end of period                      $1.26   $2.22   $1.92   $1.74   $1.51   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 456     423     417     311     255      --
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.93   $1.55   $1.47   $1.41   $1.38   $1.00
Accumulation unit value at end of period                      $1.01   $1.93   $1.55   $1.47   $1.41   $1.38
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  19      19      19      19      19      15
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                $1.07   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                      $1.02   $1.07   $1.04      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 168     157       8      --      --      --
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.68   $2.35   $2.12   $1.82   $1.48   $1.00
Accumulation unit value at end of period                      $1.60   $2.68   $2.35   $2.12   $1.82   $1.48
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 115      80      51      33      33       3
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.77   $2.40   $2.06   $1.76   $1.57   $1.00
Accumulation unit value at end of period                      $1.53   $2.77   $2.40   $2.06   $1.76   $1.57
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   5       5      11       6       6      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.83   $2.34   $1.97   $1.76   $1.35   $1.00
Accumulation unit value at end of period                      $1.04   $1.83   $2.34   $1.97   $1.76   $1.35
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   1       7       7       9      10      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                $1.15   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                      $0.80   $1.15   $1.12      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                $1.08   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                      $0.78   $1.08   $1.12      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.17   $2.25   $1.94   $1.81   $1.48   $1.00
Accumulation unit value at end of period                      $1.43   $2.17   $2.25   $1.94   $1.81   $1.48
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.97   $1.79   $1.67   $1.62   $1.47   $1.00
Accumulation unit value at end of period                      $1.12   $1.97   $1.79   $1.67   $1.62   $1.47
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  17      17      18      18      19      15
-----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.85   $1.81   $1.55   $1.42   $1.28   $1.00
Accumulation unit value at end of period                      $1.15   $1.85   $1.81   $1.55   $1.42   $1.28
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 212     201     252     215     142      --
-----------------------------------------------------------------------------------------------------------



 32    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.49   $2.18   $1.82   $1.67   $1.43   $1.00
Accumulation unit value at end of period                      $1.46   $2.49   $2.18   $1.82   $1.67   $1.43
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   2       8       9       9      10      --
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (06/19/2006)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                $1.17   $1.07   $1.00      --      --      --
Accumulation unit value at end of period                      $1.23   $1.17   $1.07      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 148     152      68      --      --      --
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                $1.19   $1.18   $1.00      --      --      --
Accumulation unit value at end of period                      $0.68   $1.19   $1.18      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (06/19/2006)
Accumulation unit value at beginning of period                $1.16   $1.14   $1.00      --      --      --
Accumulation unit value at end of period                      $0.72   $1.16   $1.14      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 130     114      73      --      --      --
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.94   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.58   $0.94      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.63   $1.06      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 376     265      --      --      --      --
-----------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.60   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.62   $1.47   $1.39   $1.35   $1.26   $1.00
Accumulation unit value at end of period                      $1.01   $1.62   $1.47   $1.39   $1.35   $1.26
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  13      16      18      20      23      --
-----------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.72   $1.70   $1.53   $1.47   $1.40   $1.00
Accumulation unit value at end of period                      $1.03   $1.72   $1.70   $1.53   $1.47   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  15      15      15      15      15      15
-----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.48   $1.44   $1.30   $1.29   $1.17   $1.00
Accumulation unit value at end of period                      $1.13   $1.48   $1.44   $1.30   $1.29   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 107     130     122     126     172      20
-----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $3.20   $2.54   $1.97   $1.71   $1.33   $1.00
Accumulation unit value at end of period                      $1.97   $3.20   $2.54   $1.97   $1.71   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.77   $1.58   $1.48   $1.43   $1.36   $1.00
Accumulation unit value at end of period                      $0.95   $1.77   $1.58   $1.48   $1.43   $1.36
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  22      22      22      22      60      17
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.48   $2.37   $2.04   $1.81   $1.54   $1.00
Accumulation unit value at end of period                      $1.46   $2.48   $2.37   $2.04   $1.81   $1.54
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   1       8       8       8       8       7
-----------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    33

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.35   $1.38   $1.28   $1.27   $1.18   $1.00
Accumulation unit value at end of period                      $0.29   $1.35   $1.38   $1.28   $1.27   $1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      10      10      10      10      --
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.15   $2.21   $1.95   $1.80   $1.53   $1.00
Accumulation unit value at end of period                      $1.32   $2.15   $2.21   $1.95   $1.80   $1.53
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  35      42      37      37      53      10
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.40   $1.30   $1.22   $1.21   $1.13   $1.00
Accumulation unit value at end of period                      $1.18   $1.40   $1.30   $1.22   $1.21   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 626     636     494     444     313      --
-----------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.86   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 291     247      --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.62   $1.75   $1.53   $1.47   $1.34   $1.00
Accumulation unit value at end of period                      $0.98   $1.62   $1.75   $1.53   $1.47   $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   3      21      21      22      22      22
-----------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (06/19/2006)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                $1.05   $1.07   $1.00      --      --      --
Accumulation unit value at end of period                      $0.86   $1.05   $1.07      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.39   $2.23   $1.77   $1.60   $1.39   $1.00
Accumulation unit value at end of period                      $1.32   $2.39   $2.23   $1.77   $1.60   $1.39
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   3       3       3       3       3       3
-----------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.60   $1.61   $1.47   $1.41   $1.33   $1.00
Accumulation unit value at end of period                      $0.97   $1.60   $1.61   $1.47   $1.41   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                $0.97   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                      $0.58   $0.97   $1.12      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      51      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.90   $1.85   $1.78   $1.60   $1.37   $1.00
Accumulation unit value at end of period                      $1.02   $1.90   $1.85   $1.78   $1.60   $1.37
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.60   $0.99      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 318     203      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (06/19/2006)
Accumulation unit value at beginning of period                $1.15   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                      $0.72   $1.15   $1.10      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (03/17/2003)
Accumulation unit value at beginning of period                $2.07   $2.20   $1.85   $1.77   $1.50   $1.00
Accumulation unit value at end of period                      $1.40   $2.07   $2.20   $1.85   $1.77   $1.50
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------



 34    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period                      $1.08   $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   5       1       1      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.12   $1.08   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period                      $1.04   $1.12   $1.08   $1.05   $1.04   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 462     402     211      63      67      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/17/2003)
Accumulation unit value at beginning of period                $2.51   $2.35   $1.99   $1.77   $1.52   $1.00
Accumulation unit value at end of period                      $1.47   $2.51   $2.35   $1.99   $1.77   $1.52
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 219     122      62       2       2      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (06/19/2006)
Accumulation unit value at beginning of period                $1.09   $1.02   $1.00      --      --      --
Accumulation unit value at end of period                      $1.08   $1.09   $1.02      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 153     160     110      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                $1.60   $1.57   $1.43   $1.34   $1.25   $1.00
Accumulation unit value at end of period                      $0.88   $1.60   $1.57   $1.43   $1.34   $1.25
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (06/19/2006)
Accumulation unit value at beginning of period                $1.08   $1.07   $1.00      --      --      --
Accumulation unit value at end of period                      $0.80   $1.08   $1.07      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --       4      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/19/2006)
Accumulation unit value at beginning of period                $1.08   $1.06   $1.00      --      --      --
Accumulation unit value at end of period                      $0.86   $1.08   $1.06      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 168     142      56      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (03/17/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                $1.10   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                      $0.63   $1.10   $1.08      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                $1.13   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                      $0.68   $1.13   $1.15      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (06/19/2006)
Accumulation unit value at beginning of period                $1.18   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                      $0.64   $1.18   $1.05      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                $1.00   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.54   $1.00      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.76   $1.70   $1.49   $1.45   $1.33   $1.00
Accumulation unit value at end of period                      $1.09   $1.76   $1.70   $1.49   $1.45   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --       1       1       1      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.06   $1.02   $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period                      $1.02   $1.06   $1.02   $0.99   $0.99   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  44      67      66      59      56       2
-----------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    35

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (06/19/2006)
Accumulation unit value at beginning of period                $1.83   $1.34   $1.00      --      --      --
Accumulation unit value at end of period                      $0.84   $1.83   $1.34      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 130      64      37      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (06/19/2006)
Accumulation unit value at beginning of period                $1.31   $1.18   $1.00      --      --      --
Accumulation unit value at end of period                      $0.77   $1.31   $1.18      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of period                $1.09   $1.13   $1.00      --      --      --
Accumulation unit value at end of period                      $0.69   $1.09   $1.13      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 214     143     123      --      --      --
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.85   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.47   $0.85      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 136      53      --      --      --      --
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.59   $1.13      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of period                $1.01   $1.23   $1.00      --      --      --
Accumulation unit value at end of period                      $0.62   $1.01   $1.23      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --       1      --      --      --
-----------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/19/2006)
Accumulation unit value at beginning of period                $1.41   $1.23   $1.00      --      --      --
Accumulation unit value at end of period                      $0.76   $1.41   $1.23      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 169      82      48      --      --      --
-----------------------------------------------------------------------------------------------------------
WANGER USA (06/19/2006)
Accumulation unit value at beginning of period                $1.12   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                      $0.67   $1.12   $1.08      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  92      61       8      --      --      --
-----------------------------------------------------------------------------------------------------------





 36    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.84   $1.84   $1.65   $1.59   $1.45   $1.00
Accumulation unit value at end of period                      $0.88   $1.84   $1.84   $1.65   $1.59   $1.45
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  36      43      40      45      24      20
-----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.59   $1.05      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.16   $1.98   $1.73   $1.60   $1.41   $1.00
Accumulation unit value at end of period                      $1.13   $2.16   $1.98   $1.73   $1.60   $1.41
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   9      10      10       4       4       1
-----------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period                $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                      $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.72   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.61   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  46      34      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.28   $1.19   $1.09   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.90   $1.28   $1.19   $1.09   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   7       7       6       8       1      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --
Accumulation unit value at end of period                      $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  55      --      --      --      --      --
* AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.89   $1.60   $1.50   $1.46   $1.41   $1.00
Accumulation unit value at end of period                      $0.98   $1.89   $1.60   $1.50   $1.46   $1.41
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.85   $1.79   $1.55   $1.50   $1.36   $1.00
Accumulation unit value at end of period                      $1.08   $1.85   $1.79   $1.55   $1.50   $1.36
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   6       6       6       6       6       4
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                $1.69   $1.62   $1.21   $1.05   $1.00      --
Accumulation unit value at end of period                      $0.78   $1.69   $1.62   $1.21   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 278     206     225     116       2      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.70   $1.52   $1.55   $1.37   $1.28   $1.00
Accumulation unit value at end of period                      $1.01   $1.70   $1.52   $1.55   $1.37   $1.28
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   6      23      23      23      23      22
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                $1.10   $1.02   $1.01   $1.01   $1.00      --
Accumulation unit value at end of period                      $1.07   $1.10   $1.02   $1.01   $1.01      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 278     402     422     276       4      --
-----------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    37

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                $1.69   $1.46   $1.18   $1.06   $1.00      --
Accumulation unit value at end of period                      $0.92   $1.69   $1.46   $1.18   $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                $0.90   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.67   $0.90      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                $1.18   $0.99   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.68   $1.18   $0.99   $1.04   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 321     339     448     145       4      --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                $1.17   $1.25   $1.07   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.85   $1.17   $1.25   $1.07   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  14      15      15      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                $1.07   $1.07   $1.00      --      --      --
Accumulation unit value at end of period                      $0.80   $1.07   $1.07      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 118     120     111      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.67   $1.12      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  92      65      --      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.58   $1.14      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                $1.24   $1.29   $1.10   $1.06   $1.00      --
Accumulation unit value at end of period                      $0.88   $1.24   $1.29   $1.10   $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  51      48      --      --      --      --
-----------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.72   $1.10      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.19   $1.19   $1.12   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.70   $1.19   $1.19   $1.12   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.21   $1.07   $1.05   $1.02   $1.00      --
Accumulation unit value at end of period                      $0.70   $1.21   $1.07   $1.05   $1.02      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  70      73      94      32       1      --
-----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.27   $1.20   $1.05   $1.02   $1.00      --
Accumulation unit value at end of period                      $0.88   $1.27   $1.20   $1.05   $1.02      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.62   $1.09      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------



 38    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.43   $1.40   $1.16   $1.05   $1.00      --
Accumulation unit value at end of period                      $0.88   $1.43   $1.40   $1.16   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                $0.98   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.71   $0.98      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  26      25      --      --      --      --
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.22   $1.91   $1.74   $1.51   $1.33   $1.00
Accumulation unit value at end of period                      $1.25   $2.22   $1.91   $1.74   $1.51   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 523     506     571     301      41       8
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.93   $1.54   $1.47   $1.41   $1.38   $1.00
Accumulation unit value at end of period                      $1.00   $1.93   $1.54   $1.47   $1.41   $1.38
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   5       5       5       4      --      --
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.07   $1.04   $1.01   $1.00   $1.00      --
Accumulation unit value at end of period                      $1.02   $1.07   $1.04   $1.01   $1.00      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 321     442     416     269      --      --
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.67   $2.35   $2.12   $1.82   $1.48   $1.00
Accumulation unit value at end of period                      $1.59   $2.67   $2.35   $2.12   $1.82   $1.48
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 163     176     181     124      64      22
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.77   $2.39   $2.06   $1.76   $1.57   $1.00
Accumulation unit value at end of period                      $1.53   $2.77   $2.39   $2.06   $1.76   $1.57
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  13      12      12       9       1      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.83   $2.34   $1.96   $1.75   $1.35   $1.00
Accumulation unit value at end of period                      $1.04   $1.83   $2.34   $1.96   $1.75   $1.35
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  52      53      53      52      32       9
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.24   $1.21   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.86   $1.24   $1.21   $1.03   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.16   $1.21   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.84   $1.16   $1.21   $1.05   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.16   $2.24   $1.94   $1.81   $1.48   $1.00
Accumulation unit value at end of period                      $1.43   $2.16   $2.24   $1.94   $1.81   $1.48
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  19      19      19      19      11       4
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.97   $1.79   $1.67   $1.61   $1.47   $1.00
Accumulation unit value at end of period                      $1.12   $1.97   $1.79   $1.67   $1.61   $1.47
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  62      80      80      67      25      16
-----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.85   $1.81   $1.55   $1.42   $1.27   $1.00
Accumulation unit value at end of period                      $1.15   $1.85   $1.81   $1.55   $1.42   $1.27
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 106     113     115     111      44       1
-----------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    39

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.48   $2.18   $1.82   $1.67   $1.43   $1.00
Accumulation unit value at end of period                      $1.46   $2.48   $2.18   $1.82   $1.67   $1.43
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  25      26      26      26      14       1
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                $1.22   $1.11   $1.00   $1.05   $1.00      --
Accumulation unit value at end of period                      $1.28   $1.22   $1.11   $1.00   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 120     175     155      92       1      --
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.36   $1.35   $1.12   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.77   $1.36   $1.35   $1.12   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.36   $1.33   $1.16   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.84   $1.36   $1.33   $1.16   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 179     191     188      84       2      --
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.94   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.58   $0.94      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.63   $1.06      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  87      81      --      --      --      --
-----------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.60   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.61   $1.47   $1.39   $1.35   $1.25   $1.00
Accumulation unit value at end of period                      $1.00   $1.61   $1.47   $1.39   $1.35   $1.25
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   6       6       6       6       6       4
-----------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.72   $1.70   $1.52   $1.47   $1.40   $1.00
Accumulation unit value at end of period                      $1.02   $1.72   $1.70   $1.52   $1.47   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --       2       2       2       2       1
-----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.47   $1.43   $1.30   $1.29   $1.17   $1.00
Accumulation unit value at end of period                      $1.13   $1.47   $1.43   $1.30   $1.29   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  16      17      16      16      12       6
-----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $3.19   $2.54   $1.96   $1.71   $1.33   $1.00
Accumulation unit value at end of period                      $1.96   $3.19   $2.54   $1.96   $1.71   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   1       1       2       1      --      --
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.77   $1.57   $1.48   $1.43   $1.36   $1.00
Accumulation unit value at end of period                      $0.95   $1.77   $1.57   $1.48   $1.43   $1.36
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 254     250     299     199      32       8
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.47   $2.36   $2.04   $1.81   $1.54   $1.00
Accumulation unit value at end of period                      $1.46   $2.47   $2.36   $2.04   $1.81   $1.54
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   7       7       7       7       6      --
-----------------------------------------------------------------------------------------------------------



 40    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.35   $1.37   $1.27   $1.27   $1.18   $1.00
Accumulation unit value at end of period                      $0.29   $1.35   $1.37   $1.27   $1.27   $1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   7       8       8       8       8       1
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.15   $2.21   $1.95   $1.80   $1.53   $1.00
Accumulation unit value at end of period                      $1.31   $2.15   $2.21   $1.95   $1.80   $1.53
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  25      25      25      21      15       5
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.40   $1.29   $1.22   $1.21   $1.13   $1.00
Accumulation unit value at end of period                      $1.18   $1.40   $1.29   $1.22   $1.21   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 327     389     367     272      42       2
-----------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.86   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  68      72      --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.62   $1.74   $1.52   $1.47   $1.34   $1.00
Accumulation unit value at end of period                      $0.98   $1.62   $1.74   $1.52   $1.47   $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                $1.15   $1.18   $1.16   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.94   $1.15   $1.18   $1.16   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.38   $2.23   $1.77   $1.60   $1.39   $1.00
Accumulation unit value at end of period                      $1.32   $2.38   $2.23   $1.77   $1.60   $1.39
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.60   $1.61   $1.46   $1.41   $1.33   $1.00
Accumulation unit value at end of period                      $0.97   $1.60   $1.61   $1.46   $1.41   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.11   $1.29   $1.11   $1.05   $1.00      --
Accumulation unit value at end of period                      $0.67   $1.11   $1.29   $1.11   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   9       8       7      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.89   $1.85   $1.77   $1.60   $1.37   $1.00
Accumulation unit value at end of period                      $1.02   $1.89   $1.85   $1.77   $1.60   $1.37
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   6       6       6       6       6       4
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.60   $0.99      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  74      61      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.24   $1.18   $1.03   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.77   $1.24   $1.18   $1.03   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (03/17/2003)
Accumulation unit value at beginning of period                $2.06   $2.20   $1.85   $1.77   $1.50   $1.00
Accumulation unit value at end of period                      $1.39   $2.06   $2.20   $1.85   $1.77   $1.50
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 127     141     157      76       2      --
-----------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    41

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period                      $1.08   $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  17      20      19      19       5       5
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.12   $1.08   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period                      $1.04   $1.12   $1.08   $1.05   $1.04   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  86      98      18       1       1       1
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/17/2003)
Accumulation unit value at beginning of period                $2.50   $2.35   $1.99   $1.77   $1.52   $1.00
Accumulation unit value at end of period                      $1.47   $2.50   $2.35   $1.99   $1.77   $1.52
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 317     297     318     136      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                $1.09   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                      $1.08   $1.09   $1.03      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  47      60      13      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                $1.60   $1.57   $1.43   $1.33   $1.25   $1.00
Accumulation unit value at end of period                      $0.88   $1.60   $1.57   $1.43   $1.33   $1.25
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.14   $1.13   $1.04   $1.01   $1.00      --
Accumulation unit value at end of period                      $0.84   $1.14   $1.13   $1.04   $1.01      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  78      82      79      68      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.11   $1.09   $1.03   $1.01   $1.00      --
Accumulation unit value at end of period                      $0.89   $1.11   $1.09   $1.03   $1.01      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  49      53       8      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                $1.25   $1.23   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.71   $1.25   $1.23   $1.08   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  66      52      45      57       5      --
-----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                $1.23   $1.25   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.73   $1.23   $1.25   $1.06   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.25   $1.11   $1.13   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.68   $1.25   $1.11   $1.13   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                $1.00   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.54   $1.00      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.76   $1.70   $1.49   $1.45   $1.33   $1.00
Accumulation unit value at end of period                      $1.09   $1.76   $1.70   $1.49   $1.45   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  74      78      79      80      49       3
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.06   $1.02   $0.99   $0.99   $0.99   $1.00
Accumulation unit value at end of period                      $1.01   $1.06   $1.02   $0.99   $0.99   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 103     106     106     109      32       1
-----------------------------------------------------------------------------------------------------------



 42    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
Accumulation unit value at beginning of period                $2.57   $1.89   $1.43   $1.08   $1.00      --
Accumulation unit value at end of period                      $1.18   $2.57   $1.89   $1.43   $1.08      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 143     109     150      71       1      --
-----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.62   $1.46   $1.19   $1.06   $1.00      --
Accumulation unit value at end of period                      $0.95   $1.62   $1.46   $1.19   $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.17   $1.21   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.74   $1.17   $1.21   $1.06   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 645     666     707     335       6      --
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.85   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.47   $0.85      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  39      13      --      --      --      --
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.59   $1.12      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.35   $1.65   $1.21   $1.05   $1.00      --
Accumulation unit value at end of period                      $0.82   $1.35   $1.65   $1.21   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  17      11      13      14      --      --
-----------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period                $2.02   $1.76   $1.30   $1.09   $1.00      --
Accumulation unit value at end of period                      $1.09   $2.02   $1.76   $1.30   $1.09      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 180     150     187     100       2      --
-----------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period                $1.26   $1.22   $1.14   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.75   $1.26   $1.22   $1.14   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 176     172     174      79       1      --
-----------------------------------------------------------------------------------------------------------





                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    43

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.84   $1.84   $1.65   $1.59   $1.45   $1.00
Accumulation unit value at end of period                      $0.87   $1.84   $1.84   $1.65   $1.59   $1.45
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 248     238     256     245     136      19
-----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.59   $1.05      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.16   $1.98   $1.72   $1.60   $1.41   $1.00
Accumulation unit value at end of period                      $1.13   $2.16   $1.98   $1.72   $1.60   $1.41
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  40      41      45      46      44      15
-----------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period                $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                      $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.72   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.61   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 283     171      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.28   $1.19   $1.09   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.90   $1.28   $1.19   $1.09   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  36      50      58      56      11      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --
Accumulation unit value at end of period                      $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  89      --      --      --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.89   $1.60   $1.49   $1.46   $1.41   $1.00
Accumulation unit value at end of period                      $0.98   $1.89   $1.60   $1.49   $1.46   $1.41
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   8       8      12      12      12       8
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.86   $1.80   $1.56   $1.51   $1.37   $1.00
Accumulation unit value at end of period                      $1.09   $1.86   $1.80   $1.56   $1.51   $1.37
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 228     228     234     229     227      35
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                $1.68   $1.62   $1.21   $1.05   $1.00      --
Accumulation unit value at end of period                      $0.78   $1.68   $1.62   $1.21   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 629     437     378     220      16      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.70   $1.52   $1.55   $1.37   $1.28   $1.00
Accumulation unit value at end of period                      $1.01   $1.70   $1.52   $1.55   $1.37   $1.28
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  38      28      29      27      35       2
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                $1.10   $1.01   $1.01   $1.01   $1.00      --
Accumulation unit value at end of period                      $1.06   $1.10   $1.01   $1.01   $1.01      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 254     399     439     315      16      --
-----------------------------------------------------------------------------------------------------------



 44    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                $1.69   $1.45   $1.18   $1.06   $1.00      --
Accumulation unit value at end of period                      $0.92   $1.69   $1.45   $1.18   $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                $0.90   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.67   $0.90      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                $1.18   $0.99   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.68   $1.18   $0.99   $1.04   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 588     622     935     387      37      --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                $1.17   $1.25   $1.07   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.85   $1.17   $1.25   $1.07   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  28      28      28      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                $1.07   $1.07   $1.00      --      --      --
Accumulation unit value at end of period                      $0.80   $1.07   $1.07      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  72      84     101      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.67   $1.12      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 561     350      --      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.58   $1.14      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                $1.24   $1.29   $1.10   $1.06   $1.00      --
Accumulation unit value at end of period                      $0.88   $1.24   $1.29   $1.10   $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 330     261      --      --      --      --
-----------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.72   $1.10      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.19   $1.19   $1.12   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.70   $1.19   $1.19   $1.12   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   7       7       7       7      --      --
-----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.21   $1.07   $1.05   $1.02   $1.00      --
Accumulation unit value at end of period                      $0.70   $1.21   $1.07   $1.05   $1.02      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 133     139     201      95      11      --
-----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.27   $1.20   $1.05   $1.02   $1.00      --
Accumulation unit value at end of period                      $0.88   $1.27   $1.20   $1.05   $1.02      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   7       7       7       8      --      --
-----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.62   $1.09      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    45

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.43   $1.40   $1.16   $1.05   $1.00      --
Accumulation unit value at end of period                      $0.88   $1.43   $1.40   $1.16   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                $0.98   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.71   $0.98      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 151     104      --      --      --      --
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.21   $1.91   $1.74   $1.51   $1.33   $1.00
Accumulation unit value at end of period                      $1.25   $2.21   $1.91   $1.74   $1.51   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,905   1,920   2,109   1,681   1,343     177
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.92   $1.54   $1.46   $1.41   $1.38   $1.00
Accumulation unit value at end of period                      $1.00   $1.92   $1.54   $1.46   $1.41   $1.38
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  79      78      79      80      80       3
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.07   $1.04   $1.01   $1.00   $1.00      --
Accumulation unit value at end of period                      $1.01   $1.07   $1.04   $1.01   $1.00      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 420     501     323     200       6      --
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.67   $2.34   $2.11   $1.82   $1.48   $1.00
Accumulation unit value at end of period                      $1.59   $2.67   $2.34   $2.11   $1.82   $1.48
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 379     342     334     251     248      58
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.76   $2.39   $2.06   $1.75   $1.57   $1.00
Accumulation unit value at end of period                      $1.53   $2.76   $2.39   $2.06   $1.75   $1.57
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 156     156     167     157     112       4
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.87   $2.40   $2.01   $1.80   $1.38   $1.00
Accumulation unit value at end of period                      $1.06   $1.87   $2.40   $2.01   $1.80   $1.38
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  27      30      28      24      25      18
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.24   $1.21   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.86   $1.24   $1.21   $1.03   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.16   $1.21   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.84   $1.16   $1.21   $1.05   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.15   $2.24   $1.94   $1.81   $1.48   $1.00
Accumulation unit value at end of period                      $1.42   $2.15   $2.24   $1.94   $1.81   $1.48
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 113     116     154     154     152       8
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.96   $1.79   $1.67   $1.61   $1.47   $1.00
Accumulation unit value at end of period                      $1.11   $1.96   $1.79   $1.67   $1.61   $1.47
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 337     326     327     321     277      71
-----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.84   $1.80   $1.54   $1.42   $1.27   $1.00
Accumulation unit value at end of period                      $1.14   $1.84   $1.80   $1.54   $1.42   $1.27
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 690     778     936     868     842     171
-----------------------------------------------------------------------------------------------------------



 46    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.52   $2.21   $1.84   $1.70   $1.45   $1.00
Accumulation unit value at end of period                      $1.48   $2.52   $2.21   $1.84   $1.70   $1.45
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 133     134     137     139     135      17
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                $1.22   $1.11   $1.00   $1.05   $1.00      --
Accumulation unit value at end of period                      $1.28   $1.22   $1.11   $1.00   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 281     335     257     120       5      --
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.36   $1.35   $1.12   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.77   $1.36   $1.35   $1.12   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.36   $1.33   $1.16   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.84   $1.36   $1.33   $1.16   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 452     461     425     200      20      --
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.94   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.58   $0.94      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.63   $1.06      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 570     445      --      --      --      --
-----------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.60   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.61   $1.47   $1.39   $1.35   $1.25   $1.00
Accumulation unit value at end of period                      $1.00   $1.61   $1.47   $1.39   $1.35   $1.25
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  85      87      87      80      78      --
-----------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.71   $1.70   $1.52   $1.47   $1.40   $1.00
Accumulation unit value at end of period                      $1.02   $1.71   $1.70   $1.52   $1.47   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  81      83      83      82      70      --
-----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.47   $1.43   $1.30   $1.28   $1.17   $1.00
Accumulation unit value at end of period                      $1.13   $1.47   $1.43   $1.30   $1.28   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,060   1,199   1,378   1,378   1,360     227
-----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $3.19   $2.53   $1.96   $1.70   $1.33   $1.00
Accumulation unit value at end of period                      $1.96   $3.19   $2.53   $1.96   $1.70   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   2       2       2       2       2      --
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.76   $1.57   $1.48   $1.43   $1.36   $1.00
Accumulation unit value at end of period                      $0.95   $1.76   $1.57   $1.48   $1.43   $1.36
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,076   1,042   1,092     952     756     166
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.47   $2.36   $2.04   $1.81   $1.54   $1.00
Accumulation unit value at end of period                      $1.45   $2.47   $2.36   $2.04   $1.81   $1.54
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  77      79      84      60      54       1
-----------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    47

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.35   $1.37   $1.27   $1.26   $1.18   $1.00
Accumulation unit value at end of period                      $0.28   $1.35   $1.37   $1.27   $1.26   $1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  40      42      48      44      47      26
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.14   $2.20   $1.95   $1.80   $1.53   $1.00
Accumulation unit value at end of period                      $1.31   $2.14   $2.20   $1.95   $1.80   $1.53
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 236     239     235     225     225      28
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.39   $1.29   $1.22   $1.21   $1.13   $1.00
Accumulation unit value at end of period                      $1.18   $1.39   $1.29   $1.22   $1.21   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,034   1,099   1,014     877     569     137
-----------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.86   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 420     376      --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.61   $1.74   $1.52   $1.47   $1.34   $1.00
Accumulation unit value at end of period                      $0.98   $1.61   $1.74   $1.52   $1.47   $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  17      17      17      17      17       7
-----------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                $1.15   $1.17   $1.16   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.94   $1.15   $1.17   $1.16   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.38   $2.22   $1.76   $1.59   $1.39   $1.00
Accumulation unit value at end of period                      $1.31   $2.38   $2.22   $1.76   $1.59   $1.39
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   6       6       6       6       5       2
-----------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.59   $1.61   $1.46   $1.41   $1.33   $1.00
Accumulation unit value at end of period                      $0.97   $1.59   $1.61   $1.46   $1.41   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.11   $1.29   $1.11   $1.05   $1.00      --
Accumulation unit value at end of period                      $0.66   $1.11   $1.29   $1.11   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  30      28     100      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.89   $1.84   $1.77   $1.60   $1.37   $1.00
Accumulation unit value at end of period                      $1.01   $1.89   $1.84   $1.77   $1.60   $1.37
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   1       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.60   $0.99      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 492     332      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.24   $1.18   $1.03   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.77   $1.24   $1.18   $1.03   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (03/17/2003)
Accumulation unit value at beginning of period                $2.06   $2.19   $1.85   $1.77   $1.49   $1.00
Accumulation unit value at end of period                      $1.39   $2.06   $2.19   $1.85   $1.77   $1.49
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 240     272     285     204      36       4
-----------------------------------------------------------------------------------------------------------



 48    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.06   $1.03   $1.00   $0.98   $0.99   $1.00
Accumulation unit value at end of period                      $1.07   $1.06   $1.03   $1.00   $0.98   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 213     188      40     199     174       5
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.12   $1.08   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period                      $1.03   $1.12   $1.08   $1.05   $1.04   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,126   1,013     601     320     332     119
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/17/2003)
Accumulation unit value at beginning of period                $2.50   $2.34   $1.98   $1.77   $1.52   $1.00
Accumulation unit value at end of period                      $1.47   $2.50   $2.34   $1.98   $1.77   $1.52
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 677     538     457     183      20      14
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                $1.09   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                      $1.08   $1.09   $1.03      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 231     250     170      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                $1.59   $1.57   $1.43   $1.33   $1.25   $1.00
Accumulation unit value at end of period                      $0.87   $1.59   $1.57   $1.43   $1.33   $1.25
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  13      13      13      13      13      13
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.14   $1.13   $1.04   $1.01   $1.00      --
Accumulation unit value at end of period                      $0.84   $1.14   $1.13   $1.04   $1.01      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  27      31      30      17      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.11   $1.09   $1.03   $1.01   $1.00      --
Accumulation unit value at end of period                      $0.89   $1.11   $1.09   $1.03   $1.01      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 244     213      92      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                $1.25   $1.23   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.71   $1.25   $1.23   $1.08   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 236     242     277     276      37      --
-----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                $1.23   $1.25   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.73   $1.23   $1.25   $1.06   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.25   $1.11   $1.13   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.68   $1.25   $1.11   $1.13   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                $1.00   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.54   $1.00      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.75   $1.69   $1.49   $1.45   $1.33   $1.00
Accumulation unit value at end of period                      $1.09   $1.75   $1.69   $1.49   $1.45   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 463     471     469     465     433      72
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.05   $1.01   $0.99   $0.99   $0.99   $1.00
Accumulation unit value at end of period                      $1.01   $1.05   $1.01   $0.99   $0.99   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 440     396     502     485     348     271
-----------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    49

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
Accumulation unit value at beginning of period                $2.57   $1.89   $1.43   $1.08   $1.00      --
Accumulation unit value at end of period                      $1.17   $2.57   $1.89   $1.43   $1.08      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 315     221     260     146      16      --
-----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.62   $1.46   $1.19   $1.06   $1.00      --
Accumulation unit value at end of period                      $0.95   $1.62   $1.46   $1.19   $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.17   $1.21   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.74   $1.17   $1.21   $1.06   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,223   1,217   1,213     648      56      --
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.85   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.47   $0.85      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 222      94      --      --      --      --
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.59   $1.12      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.34   $1.65   $1.21   $1.05   $1.00      --
Accumulation unit value at end of period                      $0.82   $1.34   $1.65   $1.21   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   8       7       7       2       1      --
-----------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period                $2.02   $1.76   $1.30   $1.09   $1.00      --
Accumulation unit value at end of period                      $1.08   $2.02   $1.76   $1.30   $1.09      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 430     335     362     220      22      --
-----------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period                $1.26   $1.21   $1.14   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.75   $1.26   $1.21   $1.14   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 339     311     253     146      15      --
-----------------------------------------------------------------------------------------------------------





 50    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002    2001    2000    1999
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.84   $1.84   $1.65   $1.59   $1.45   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.87   $1.84   $1.84   $1.65   $1.59   $1.45      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   28      31      34      37      38      29      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.05   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.59   $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of
  period                                     $2.15   $1.97   $1.72   $1.60   $1.41   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.12   $2.15   $1.97   $1.72   $1.60   $1.41      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.36   $1.28   $1.11   $1.07   $1.00   $0.81   $0.98   $1.28   $1.52   $1.15
Accumulation unit value at end of period     $0.94   $1.36   $1.28   $1.11   $1.07   $1.00   $0.81   $0.98   $1.28   $1.52
Number of accumulation units outstanding at
  end of period (000 omitted)                  444     591     719     540     627     775     866     932     724     381
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                     $1.15   $1.08   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.79   $1.15   $1.08      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.03   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.72   $1.03      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.87   $1.65   $1.31   $1.12   $0.92   $0.72   $0.87   $1.15   $1.59   $1.04
Accumulation unit value at end of period     $1.10   $1.87   $1.65   $1.31   $1.12   $0.92   $0.72   $0.87   $1.15   $1.59
Number of accumulation units outstanding at
  end of period (000 omitted)                   53      77     103     154     207     258     270     344     266     230
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.04   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.61   $1.04      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  183     120      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.18   $1.10   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.83   $1.18   $1.10      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of
  period                                     $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.82      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth Strategy
  Portfolio (Class B) on Sept. 26, 2008.
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.88   $1.59   $1.49   $1.46   $1.41   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.98   $1.88   $1.59   $1.49   $1.46   $1.41      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    3       3       3       4       4      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.85   $1.79   $1.55   $1.51   $1.37   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.08   $1.85   $1.79   $1.55   $1.51   $1.37      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   13      16      19      23      15       4      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.29   $1.24   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.59   $1.29   $1.24      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  243     158      87      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    51

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002    2001    2000    1999
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.70   $1.51   $1.55   $1.36   $1.28   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.01   $1.70   $1.51   $1.55   $1.36   $1.28      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   85      91     105     109     110      37      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INCOME & GROWTH, CLASS I (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.35   $1.37   $1.19   $1.15   $1.03   $0.81   $1.02   $1.13   $1.28   $1.10
Accumulation unit value at end of period     $0.87   $1.35   $1.37   $1.19   $1.15   $1.03   $0.81   $1.02   $1.13   $1.28
Number of accumulation units outstanding at
  end of period (000 omitted)                   80     119     190     239     256     318     389     403     278     180
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.10   $1.02   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.07   $1.10   $1.02      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.41   $1.21   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.77   $1.41   $1.21      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.90   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.67   $0.90      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.23   $1.03   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.71   $1.23   $1.03      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   30      30     186      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.76   $1.89   $1.61   $1.56   $1.38   $1.09   $1.26   $1.13   $0.97   $1.00
Accumulation unit value at end of period     $1.27   $1.76   $1.89   $1.61   $1.56   $1.38   $1.09   $1.26   $1.13   $0.97
Number of accumulation units outstanding at
  end of period (000 omitted)                   56      66      81     136     144     168     184     192     199     116
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.08   $1.15   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.78   $1.08   $1.15      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.08   $1.08   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.80   $1.08   $1.08      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      63      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.67   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  360     266      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.14   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.58   $1.14      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.08   $1.12   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.76   $1.08   $1.12      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  251     223      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.10   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.72   $1.10      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------



 52    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002    2001    2000    1999
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.06   $1.06   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.62   $1.06   $1.06      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.23   $1.09   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.71   $1.23   $1.09      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    7       7      37      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.21   $1.15   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.84   $1.21   $1.15      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.09   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.62   $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.19   $1.16   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.73   $1.19   $1.16      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.98   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.71   $0.98      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  115     103      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
  period                                     $2.21   $1.91   $1.74   $1.51   $1.33   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.25   $2.21   $1.91   $1.74   $1.51   $1.33      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  356     362     367     137     138      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.92   $1.54   $1.46   $1.41   $1.38   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.00   $1.92   $1.54   $1.46   $1.41   $1.38      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   55      54      55      55      55       6      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.07   $1.04   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.02   $1.07   $1.04      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  192     213      16      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
  period                                     $2.66   $2.34   $2.11   $1.81   $1.48   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.59   $2.66   $2.34   $2.11   $1.81   $1.48      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  209     178     147     116     126      29      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
  period                                     $2.75   $2.38   $2.05   $1.75   $1.57   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.52   $2.75   $2.38   $2.05   $1.75   $1.57      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   12      11      17      29      37      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.82   $2.33   $1.96   $1.75   $1.35   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.03   $1.82   $2.33   $1.96   $1.75   $1.35      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.14   $1.12   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.79   $1.14   $1.12      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    53

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002    2001    2000    1999
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.08   $1.12   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.78   $1.08   $1.12      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
  period                                     $2.15   $2.23   $1.94   $1.81   $1.48   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.42   $2.15   $2.23   $1.94   $1.81   $1.48      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    9       9       9       2       2       2      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.96   $1.78   $1.66   $1.61   $1.47   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.11   $1.96   $1.78   $1.66   $1.61   $1.47      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   16      15       8       8       8       3      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.84   $1.80   $1.54   $1.41   $1.27   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.14   $1.84   $1.80   $1.54   $1.41   $1.27      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  267     320     471     412     403     134      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
  period                                     $2.47   $2.17   $1.81   $1.67   $1.43   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.45   $2.47   $2.17   $1.81   $1.67   $1.43      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   13      14      14      16      17       2      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (06/19/2006)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of
  period                                     $1.17   $1.07   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.22   $1.17   $1.07      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  171     206     131      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.19   $1.17   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.67   $1.19   $1.17      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.16   $1.14   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.72   $1.16   $1.14      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  163     165     136      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.94   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.58   $0.94      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.84   $1.69   $1.54   $1.45   $1.36   $1.21   $1.31   $1.39   $1.44   $1.15
Accumulation unit value at end of period     $1.53   $1.84   $1.69   $1.54   $1.45   $1.36   $1.21   $1.31   $1.39   $1.44
Number of accumulation units outstanding at
  end of period (000 omitted)                  653   1,090   1,482   2,071   2,464   2,892   3,214   3,536   3,145   1,783
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                     $1.06   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.63   $1.06      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  387     322      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO: INSTITUTIONAL SHARES (11/04/1998)
(PREVIOUSLY JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of
  period                                     $1.41   $1.31   $1.12   $1.07   $1.04   $0.85   $1.16   $1.51   $1.82   $1.12
Accumulation unit value at end of period     $0.77   $1.41   $1.31   $1.12   $1.07   $1.04   $0.85   $1.16   $1.51   $1.82
Number of accumulation units outstanding at
  end of period (000 omitted)                  189     299     369     468     558     636     677     746     648     280
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.03   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.60   $1.03      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------



 54    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002    2001    2000    1999
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.60   $1.47   $1.38   $1.35   $1.25   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.00   $1.60   $1.47   $1.38   $1.35   $1.25      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.71   $1.69   $1.52   $1.47   $1.40   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.02   $1.71   $1.69   $1.52   $1.47   $1.40      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   16      15      15      15      15      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.46   $1.43   $1.30   $1.28   $1.17   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.12   $1.46   $1.43   $1.30   $1.28   $1.17      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   62      67      70      77      79      13      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of
  period                                     $3.18   $2.53   $1.96   $1.70   $1.33   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.95   $3.18   $2.53   $1.96   $1.70   $1.33      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    2       2       2       2       2      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
NACM SMALL CAP PORTFOLIO (11/04/1998)
(PREVIOUSLY OPCAP SMALL CAP PORTFOLIO)
Accumulation unit value at beginning of
  period                                     $2.27   $2.29   $1.87   $1.90   $1.63   $1.16   $1.50   $1.41   $0.99   $1.02
Accumulation unit value at end of period     $1.31   $2.27   $2.29   $1.87   $1.90   $1.63   $1.16   $1.50   $1.41   $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                   46      65      87     111     121     154     148     177     187     125
--------------------------------------------------------------------------------------------------------------------------
OPCAP EQUITY PORTFOLIO* (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.38   $1.35   $1.18   $1.12   $1.02   $0.80   $1.03   $1.13   $1.04   $1.03
Accumulation unit value at end of period     $0.83   $1.38   $1.35   $1.18   $1.12   $1.02   $0.80   $1.03   $1.13   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                   37      50      84     110     118     143     149     162     164     101
*OpCap Equity Portfolio liquidated on April 24, 2009.
--------------------------------------------------------------------------------------------------------------------------
OPCAP MANAGED PORTFOLIO (10/27/1997)
Accumulation unit value at beginning of
  period                                     $1.40   $1.38   $1.28   $1.23   $1.13   $0.94   $1.15   $1.22   $1.13   $1.09
Accumulation unit value at end of period     $0.97   $1.40   $1.38   $1.28   $1.23   $1.13   $0.94   $1.15   $1.22   $1.13
Number of accumulation units outstanding at
  end of period (000 omitted)                  128     246     421     614     736     941     989   1,278   1,378   1,293
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.64   $1.46   $1.37   $1.32   $1.26   $0.97   $1.35   $1.56   $1.59   $1.14
Accumulation unit value at end of period     $0.88   $1.64   $1.46   $1.37   $1.32   $1.26   $0.97   $1.35   $1.56   $1.59
Number of accumulation units outstanding at
  end of period (000 omitted)                  198     320     418     524     586     633     657     742     507     329
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.76   $1.57   $1.48   $1.43   $1.36   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.94   $1.76   $1.57   $1.48   $1.43   $1.36      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   66     145     171     183     169       8      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of
  period                                     $2.46   $2.35   $2.03   $1.81   $1.54   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.45   $2.46   $2.35   $2.03   $1.81   $1.54      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   14      18      26      29      32      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.39   $1.41   $1.31   $1.30   $1.21   $0.99   $1.02   $1.02   $1.07   $1.04
Accumulation unit value at end of period     $0.29   $1.39   $1.41   $1.31   $1.30   $1.21   $0.99   $1.02   $1.02   $1.07
Number of accumulation units outstanding at
  end of period (000 omitted)                   66     144     195     247     266     280     318     408     344     253
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.34   $1.37   $1.27   $1.26   $1.18   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.28   $1.34   $1.37   $1.27   $1.26   $1.18      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    6      10       9       9       9       4      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of
  period                                     $2.14   $2.20   $1.94   $1.80   $1.53   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.31   $2.14   $2.20   $1.94   $1.80   $1.53      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   59      72     100     111     111       3      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    55

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002    2001    2000    1999
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.39   $1.29   $1.22   $1.21   $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.17   $1.39   $1.29   $1.22   $1.21   $1.13      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  442     577     463     401     371     141      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.03   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.86   $1.03      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  301     304      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of
  period                                     $1.48   $1.44   $1.37   $1.34   $1.24   $1.05   $1.00   $0.98   $0.99   $0.99
Accumulation unit value at end of period     $1.00   $1.48   $1.44   $1.37   $1.34   $1.24   $1.05   $1.00   $0.98   $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                   50      69      78     117     240     290     372     472     546     605
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.50   $1.46   $1.40   $1.37   $1.28   $1.08   $1.03   $1.01   $1.03   $1.02
Accumulation unit value at end of period     $1.03   $1.50   $1.46   $1.40   $1.37   $1.28   $1.08   $1.03   $1.01   $1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                   96     158     275     358     412     451     546     676     553     428
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of
  period                                     $1.47   $1.58   $1.38   $1.33   $1.21   $0.96   $1.20   $1.30   $1.21   $1.21
Accumulation unit value at end of period     $0.89   $1.47   $1.58   $1.38   $1.33   $1.21   $0.96   $1.20   $1.30   $1.21
Number of accumulation units outstanding at
  end of period (000 omitted)                  124     176     224     350     558     731     878   1,284   1,528   1,585
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.26   $1.36   $1.19   $1.15   $1.05   $0.83   $1.04   $1.13   $1.06   $1.06
Accumulation unit value at end of period     $0.76   $1.26   $1.36   $1.19   $1.15   $1.05   $0.83   $1.04   $1.13   $1.06
Number of accumulation units outstanding at
  end of period (000 omitted)                  249     458     727     997   1,260   1,479   1,621   1,769   1,720     866
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (06/19/2006)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of
  period                                     $1.04   $1.07   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.85   $1.04   $1.07      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of
  period                                     $1.39   $1.36   $1.25   $1.23   $1.12   $0.90   $0.91   $0.89   $0.99   $0.94
Accumulation unit value at end of period     $1.01   $1.39   $1.36   $1.25   $1.23   $1.12   $0.90   $0.91   $0.89   $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                   56      88     104     170     304     390     473     674     770     859
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.49   $1.47   $1.35   $1.33   $1.22   $0.98   $1.00   $0.98   $1.08   $1.04
Accumulation unit value at end of period     $1.09   $1.49   $1.47   $1.35   $1.33   $1.22   $0.98   $1.00   $0.98   $1.08
Number of accumulation units outstanding at
  end of period (000 omitted)                   70      96     125     187     207     221     263     324     305     235
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of
  period                                     $2.37   $2.22   $1.76   $1.59   $1.39   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.31   $2.37   $2.22   $1.76   $1.59   $1.39      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   33      34      34      34      34      30      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of
  period                                     $1.30   $1.24   $1.16   $1.07   $0.98   $0.75   $1.09   $1.57   $2.16   $1.29
Accumulation unit value at end of period     $0.79   $1.30   $1.24   $1.16   $1.07   $0.98   $0.75   $1.09   $1.57   $2.16
Number of accumulation units outstanding at
  end of period (000 omitted)                   33      57      74     123     206     261     317     513     516     471
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.59   $1.60   $1.46   $1.41   $1.33   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.96   $1.59   $1.60   $1.46   $1.41   $1.33      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of
  period                                     $0.97   $1.12   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.58   $0.97   $1.12      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   11      11      92      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------



 56    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002    2001    2000    1999
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.88   $1.84   $1.77   $1.60   $1.37   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.01   $1.88   $1.84   $1.77   $1.60   $1.37      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    1       1       1       1       1       1      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.19   $1.15   $1.10   $1.06   $1.02   $0.83   $1.14   $1.50   $1.82   $1.17
Accumulation unit value at end of period     $0.74   $1.19   $1.15   $1.10   $1.06   $1.02   $0.83   $1.14   $1.50   $1.82
Number of accumulation units outstanding at
  end of period (000 omitted)                  230     410     528     760     883     995   1,116   1,324   1,073     538
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.99   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.60   $0.99      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  329     247      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.15   $1.10   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.72   $1.15   $1.10      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (03/17/2003)
Accumulation unit value at beginning of
  period                                     $2.05   $2.19   $1.84   $1.77   $1.49   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.38   $2.05   $2.19   $1.84   $1.77   $1.49      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   10      10      10      10      10       2      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (10/24/1997)
Accumulation unit value at beginning of
  period                                     $1.32   $1.31   $1.16   $1.14   $1.05   $0.89   $1.03   $1.17   $1.22   $1.07
Accumulation unit value at end of period     $0.91   $1.32   $1.31   $1.16   $1.14   $1.05   $0.89   $1.03   $1.17   $1.22
Number of accumulation units outstanding at
  end of period (000 omitted)                  390     572     737   1,170   1,724   2,090   2,318   2,216   2,219   1,962
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (10/24/1997)
Accumulation unit value at beginning of
  period                                     $1.14   $1.10   $1.07   $1.06   $1.06   $1.07   $1.08   $1.05   $1.01   $1.01
Accumulation unit value at end of period     $1.15   $1.14   $1.10   $1.07   $1.06   $1.06   $1.07   $1.08   $1.05   $1.01
Number of accumulation units outstanding at
  end of period (000 omitted)                  149     224     273     379      45      41      47      50      59      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (10/24/1997)
Accumulation unit value at beginning of
  period                                     $1.28   $1.23   $1.20   $1.19   $1.15   $1.12   $1.08   $1.01   $0.97   $0.97
Accumulation unit value at end of period     $1.18   $1.28   $1.23   $1.20   $1.19   $1.15   $1.12   $1.08   $1.01   $0.97
Number of accumulation units outstanding at
  end of period (000 omitted)                  598     761     702     548     664     701     794     943   1,016     898
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/17/2003)
Accumulation unit value at beginning of
  period                                     $2.49   $2.34   $1.98   $1.77   $1.52   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.46   $2.49   $2.34   $1.98   $1.77   $1.52      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  238     164     116       5       5       1      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.09   $1.02   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.07   $1.09   $1.02      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  180     219     233      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of
  period                                     $1.59   $1.56   $1.43   $1.33   $1.25   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.87   $1.59   $1.56   $1.43   $1.33   $1.25      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.07   $1.07   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.79   $1.07   $1.07      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --       5      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.07   $1.06   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.86   $1.07   $1.06      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  179     182      95      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    57

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002    2001    2000    1999
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (10/24/1997)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of
  period                                     $1.23   $1.21   $1.06   $1.02   $0.97   $0.76   $0.99   $1.23   $1.51   $1.24
Accumulation unit value at end of period     $0.70   $1.23   $1.21   $1.06   $1.02   $0.97   $0.76   $0.99   $1.23   $1.51
Number of accumulation units outstanding at
  end of period (000 omitted)                  149     231     313     327     497     584     650     963     970     861
--------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                     $1.13   $1.15   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.68   $1.13   $1.15      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (03/17/2006)
Accumulation unit value at beginning of
  period                                     $1.07   $0.96   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.58   $1.07   $0.96      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   89     137     186      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.54   $1.00      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.75   $1.69   $1.49   $1.44   $1.33   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.09   $1.75   $1.69   $1.49   $1.44   $1.33      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   32      32      32      32      38      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.05   $1.01   $0.99   $0.99   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.01   $1.05   $1.01   $0.99   $0.99   $0.99      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   62      56      52      53      53      10      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.83   $1.34   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.83   $1.83   $1.34      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  138      89      62      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (10/24/1997)
Accumulation unit value at beginning of
  period                                     $1.50   $1.35   $1.10   $0.98   $0.85   $0.67   $0.83   $1.18   $1.60   $1.11
Accumulation unit value at end of period     $0.88   $1.50   $1.35   $1.10   $0.98   $0.85   $0.67   $0.83   $1.18   $1.60
Number of accumulation units outstanding at
  end of period (000 omitted)                   41      59      92     137     182     222     231     257     192     143
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.08   $1.13   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.69   $1.08   $1.13      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  248     205     214      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.85   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.47   $0.85      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  125      73      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.59   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.00   $1.23   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.61   $1.00   $1.23      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.41   $1.23   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.76   $1.41   $1.23      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  186     109      95      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------



 58    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002    2001    2000    1999
--------------------------------------------------------------------------------------------------------------------------
WANGER USA (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.12   $1.08   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.67   $1.12   $1.08      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   84      67      19      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------





                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    59

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.19   $1.19   $1.07   $1.03   $1.00
Accumulation unit value at end of period                          $0.56   $1.19   $1.19   $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           82      66      83      84      11
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $1.05   $1.00      --      --      --
Accumulation unit value at end of period                          $0.59   $1.05      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.41   $1.29   $1.13   $1.05   $1.00
Accumulation unit value at end of period                          $0.73   $1.41   $1.29   $1.13   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $1.03   $1.00      --      --      --
Accumulation unit value at end of period                          $0.72   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $1.04   $1.00      --      --      --
Accumulation unit value at end of period                          $0.61   $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          258     116      --      --      --
-------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.27   $1.18   $1.08   $1.03   $1.00
Accumulation unit value at end of period                          $0.90   $1.27   $1.18   $1.08   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           14      16      22      22       3
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                    $1.00      --      --      --      --
Accumulation unit value at end of period                          $0.82      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           17      --      --      --      --
* AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                    $1.15   $1.00      --      --      --
Accumulation unit value at end of period                          $0.60   $1.15      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                    $1.27   $1.23   $1.06   $1.03   $1.00
Accumulation unit value at end of period                          $0.74   $1.27   $1.23   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                    $1.68   $1.61   $1.21   $1.05   $1.00
Accumulation unit value at end of period                          $0.77   $1.68   $1.61   $1.21   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          602     369     284     157       6
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                    $1.09   $1.01   $1.01   $1.01   $1.00
Accumulation unit value at end of period                          $1.06   $1.09   $1.01   $1.01   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                          326     435     421     264      13
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                    $1.68   $1.45   $1.18   $1.06   $1.00
Accumulation unit value at end of period                          $0.91   $1.68   $1.45   $1.18   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                    $0.90   $1.00      --      --      --
Accumulation unit value at end of period                          $0.67   $0.90      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------



 60    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                    $1.17   $0.98   $1.03   $1.03   $1.00
Accumulation unit value at end of period                          $0.67   $1.17   $0.98   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          562     537     685     259       9
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                    $1.17   $1.25   $1.07   $1.04   $1.00
Accumulation unit value at end of period                          $0.84   $1.17   $1.25   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           42      42      --      --      --
-------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                    $1.07   $1.07   $1.00      --      --
Accumulation unit value at end of period                          $0.79   $1.07   $1.07      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           76      79     132      --      --
-------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                    $1.12   $1.00      --      --      --
Accumulation unit value at end of period                          $0.67   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          508     256      --      --      --
-------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                    $1.14   $1.00      --      --      --
Accumulation unit value at end of period                          $0.58   $1.14      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                    $1.24   $1.29   $1.10   $1.06   $1.00
Accumulation unit value at end of period                          $0.88   $1.24   $1.29   $1.10   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          303     188      --      --      --
-------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                    $1.10   $1.00      --      --      --
Accumulation unit value at end of period                          $0.72   $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.18   $1.18   $1.12   $1.04   $1.00
Accumulation unit value at end of period                          $0.69   $1.18   $1.18   $1.12   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           13      12      13      12      --
-------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.21   $1.07   $1.04   $1.02   $1.00
Accumulation unit value at end of period                          $0.70   $1.21   $1.07   $1.04   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                          127     120     148      60       2
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.26   $1.20   $1.05   $1.02   $1.00
Accumulation unit value at end of period                          $0.87   $1.26   $1.20   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $1.09   $1.00      --      --      --
Accumulation unit value at end of period                          $0.62   $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.42   $1.39   $1.15   $1.05   $1.00
Accumulation unit value at end of period                          $0.88   $1.42   $1.39   $1.15   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                    $0.98   $1.00      --      --      --
Accumulation unit value at end of period                          $0.71   $0.98      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          184     107      --      --      --
-------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    61

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.50   $1.30   $1.19   $1.03   $1.00
Accumulation unit value at end of period                          $0.85   $1.50   $1.30   $1.19   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                        1,577   1,407   1,303     722      11
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.39   $1.11   $1.06   $1.02   $1.00
Accumulation unit value at end of period                          $0.72   $1.39   $1.11   $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.06   $1.03   $1.01   $1.00   $1.00
Accumulation unit value at end of period                          $1.01   $1.06   $1.03   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                          509     526     288     139       7
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.54   $1.36   $1.23   $1.05   $1.00
Accumulation unit value at end of period                          $0.92   $1.54   $1.36   $1.23   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          365     251     188      78      --
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.64   $1.43   $1.23   $1.05   $1.00
Accumulation unit value at end of period                          $0.91   $1.64   $1.43   $1.23   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           34      29      49      37       6
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.23   $1.20   $1.03   $1.03   $1.00
Accumulation unit value at end of period                          $0.85   $1.23   $1.20   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                            1       1       1       1      --
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.16   $1.21   $1.05   $1.03   $1.00
Accumulation unit value at end of period                          $0.83   $1.16   $1.21   $1.05   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.24   $1.13   $1.06   $1.02   $1.00
Accumulation unit value at end of period                          $0.70   $1.24   $1.13   $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                            5       5       5       5      --
-------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.35   $1.32   $1.13   $1.04   $1.00
Accumulation unit value at end of period                          $0.83   $1.35   $1.32   $1.13   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           48      44     114       2      --
-------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                    $1.21   $1.11   $1.00   $1.05   $1.00
Accumulation unit value at end of period                          $1.27   $1.21   $1.11   $1.00   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          327     339     265      69       5
-------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.35   $1.34   $1.12   $1.04   $1.00
Accumulation unit value at end of period                          $0.77   $1.35   $1.34   $1.12   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.35   $1.33   $1.16   $1.04   $1.00
Accumulation unit value at end of period                          $0.84   $1.35   $1.33   $1.16   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                          487     440     366     189       6
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $0.94   $1.00      --      --      --
Accumulation unit value at end of period                          $0.58   $0.94      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------



 62    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                    $1.05   $1.00      --      --      --
Accumulation unit value at end of period                          $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          530     319      --      --      --
-------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                    $1.03   $1.00      --      --      --
Accumulation unit value at end of period                          $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                    $1.23   $1.12   $1.06   $1.03   $1.00
Accumulation unit value at end of period                          $0.76   $1.23   $1.12   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                    $1.21   $1.20   $1.08   $1.04   $1.00
Accumulation unit value at end of period                          $0.72   $1.21   $1.20   $1.08   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                    $1.16   $1.14   $1.03   $1.02   $1.00
Accumulation unit value at end of period                          $0.89   $1.16   $1.14   $1.03   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                            2       2       2       2      --
-------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                    $1.97   $1.57   $1.22   $1.06   $1.00
Accumulation unit value at end of period                          $1.21   $1.97   $1.57   $1.22   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.25   $1.12   $1.05   $1.02   $1.00
Accumulation unit value at end of period                          $0.67   $1.25   $1.12   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                          334     299     295     179       7
-------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.45   $1.39   $1.20   $1.07   $1.00
Accumulation unit value at end of period                          $0.85   $1.45   $1.39   $1.20   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                           24      24      --      --      --
-------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.24   $1.28   $1.13   $1.05   $1.00
Accumulation unit value at end of period                          $0.76   $1.24   $1.28   $1.13   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          148     151     141     139      --
-------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.18   $1.09   $1.03   $1.02   $1.00
Accumulation unit value at end of period                          $0.99   $1.18   $1.09   $1.03   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                          648     594     406     177      11
-------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                    $1.03   $1.00      --      --      --
Accumulation unit value at end of period                          $0.86   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          426     304      --      --      --
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                    $1.15   $1.17   $1.16   $1.04   $1.00
Accumulation unit value at end of period                          $0.94   $1.15   $1.17   $1.16   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.57   $1.47   $1.17   $1.05   $1.00
Accumulation unit value at end of period                          $0.86   $1.57   $1.47   $1.17   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    63

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.10   $1.28   $1.11   $1.05   $1.00
Accumulation unit value at end of period                          $0.66   $1.10   $1.28   $1.11   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           46      41      70      --      --
-------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.24   $1.21   $1.17   $1.06   $1.00
Accumulation unit value at end of period                          $0.67   $1.24   $1.21   $1.17   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                    $0.99   $1.00      --      --      --
Accumulation unit value at end of period                          $0.60   $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          453     244      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.23   $1.18   $1.03   $1.04   $1.00
Accumulation unit value at end of period                          $0.77   $1.23   $1.18   $1.03   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.22   $1.30   $1.10   $1.05   $1.00
Accumulation unit value at end of period                          $0.82   $1.22   $1.30   $1.10   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          313     332     301     202       9
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                          $1.08   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                          316     305       8       4      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.08   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                          $0.99   $1.08   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                          736     591     402      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.47   $1.38   $1.17   $1.05   $1.00
Accumulation unit value at end of period                          $0.86   $1.47   $1.38   $1.17   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                        1,137     826     650     259      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                    $1.09   $1.03   $1.00      --      --
Accumulation unit value at end of period                          $1.08   $1.09   $1.03      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          290     276     239      --      --
-------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                    $1.23   $1.21   $1.11   $1.03   $1.00
Accumulation unit value at end of period                          $0.67   $1.23   $1.21   $1.11   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.13   $1.13   $1.03   $1.01   $1.00
Accumulation unit value at end of period                          $0.84   $1.13   $1.13   $1.03   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                           40      39      34      11      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.10   $1.09   $1.02   $1.01   $1.00
Accumulation unit value at end of period                          $0.88   $1.10   $1.09   $1.02   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                          269     201     121      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                    $1.24   $1.22   $1.08   $1.03   $1.00
Accumulation unit value at end of period                          $0.71   $1.24   $1.22   $1.08   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           91      85     120     122      18
-------------------------------------------------------------------------------------------------------



 64    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                    $1.22   $1.25   $1.06   $1.03   $1.00
Accumulation unit value at end of period                          $0.73   $1.22   $1.25   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.24   $1.11   $1.13   $1.04   $1.00
Accumulation unit value at end of period                          $0.68   $1.24   $1.11   $1.13   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                    $1.00   $1.00      --      --      --
Accumulation unit value at end of period                          $0.54   $1.00      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.24   $1.19   $1.05   $1.02   $1.00
Accumulation unit value at end of period                          $0.77   $1.24   $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           14      12      13      13      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.07   $1.03   $1.00   $1.00   $1.00
Accumulation unit value at end of period                          $1.02   $1.07   $1.03   $1.00   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                           52      45      20       9      --
-------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
Accumulation unit value at beginning of period                    $2.56   $1.88   $1.43   $1.08   $1.00
Accumulation unit value at end of period                          $1.17   $2.56   $1.88   $1.43   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          297     181     188     103       4
-------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.61   $1.45   $1.19   $1.06   $1.00
Accumulation unit value at end of period                          $0.95   $1.61   $1.45   $1.19   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.16   $1.21   $1.06   $1.03   $1.00
Accumulation unit value at end of period                          $0.74   $1.16   $1.21   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                        1,157   1,039     926     445      16
-------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $0.85   $1.00      --      --      --
Accumulation unit value at end of period                          $0.46   $0.85      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          185      68      --      --      --
-------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $1.12   $1.00      --      --      --
Accumulation unit value at end of period                          $0.59   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.34   $1.64   $1.21   $1.05   $1.00
Accumulation unit value at end of period                          $0.82   $1.34   $1.64   $1.21   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           12      11       8       7      --
-------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period                    $2.01   $1.76   $1.30   $1.08   $1.00
Accumulation unit value at end of period                          $1.08   $2.01   $1.76   $1.30   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          398     268     254     146       7
-------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period                    $1.26   $1.21   $1.14   $1.04   $1.00
Accumulation unit value at end of period                          $0.75   $1.26   $1.21   $1.14   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                          294     241     172     100       4
-------------------------------------------------------------------------------------------------------





                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    65

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.82   $1.83   $1.64   $1.58   $1.45   $1.00
Accumulation unit value at end of period                      $0.86   $1.82   $1.83   $1.64   $1.58   $1.45
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  15      13      13      13       9      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.59   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.14   $1.96   $1.71   $1.59   $1.40   $1.00
Accumulation unit value at end of period                      $1.11   $2.14   $1.96   $1.71   $1.59   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period                $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                      $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.72   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.61   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  97      54      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.27   $1.18   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.89   $1.27   $1.18   $1.08   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   1       1       1       1      --      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --
Accumulation unit value at end of period                      $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
* AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.87   $1.58   $1.48   $1.45   $1.41   $1.00
Accumulation unit value at end of period                      $0.97   $1.87   $1.58   $1.48   $1.45   $1.41
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.83   $1.77   $1.54   $1.49   $1.36   $1.00
Accumulation unit value at end of period                      $1.07   $1.83   $1.77   $1.54   $1.49   $1.36
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                $1.67   $1.61   $1.21   $1.05   $1.00      --
Accumulation unit value at end of period                      $0.77   $1.67   $1.61   $1.21   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 139      77      30      25      --      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.68   $1.51   $1.54   $1.36   $1.28   $1.00
Accumulation unit value at end of period                      $1.00   $1.68   $1.51   $1.54   $1.36   $1.28
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                $1.09   $1.01   $1.01   $1.01   $1.00      --
Accumulation unit value at end of period                      $1.06   $1.09   $1.01   $1.01   $1.01      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  52      72      78      67      --      --
-----------------------------------------------------------------------------------------------------------



 66    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                $1.68   $1.45   $1.18   $1.06   $1.00      --
Accumulation unit value at end of period                      $0.91   $1.68   $1.45   $1.18   $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                $0.90   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.67   $0.90      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                $1.17   $0.98   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.67   $1.17   $0.98   $1.03   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  66      62      60      35      --      --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                $1.16   $1.25   $1.07   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.84   $1.16   $1.25   $1.07   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                $1.07   $1.07   $1.00      --      --      --
Accumulation unit value at end of period                      $0.79   $1.07   $1.07      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  23      25      40      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.67   $1.12      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 195     113      --      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.58   $1.14      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                $1.24   $1.29   $1.10   $1.06   $1.00      --
Accumulation unit value at end of period                      $0.87   $1.24   $1.29   $1.10   $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 115      84      --      --      --      --
-----------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.72   $1.10      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.18   $1.18   $1.12   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.69   $1.18   $1.18   $1.12   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.20   $1.07   $1.04   $1.02   $1.00      --
Accumulation unit value at end of period                      $0.70   $1.20   $1.07   $1.04   $1.02      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   8       7      12       7      --      --
-----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.26   $1.20   $1.05   $1.02   $1.00      --
Accumulation unit value at end of period                      $0.87   $1.26   $1.20   $1.05   $1.02      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.62   $1.09      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    67

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.42   $1.39   $1.15   $1.05   $1.00      --
Accumulation unit value at end of period                      $0.87   $1.42   $1.39   $1.15   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                $0.98   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.71   $0.98      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  76      54      --      --      --      --
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.19   $1.90   $1.73   $1.50   $1.33   $1.00
Accumulation unit value at end of period                      $1.24   $2.19   $1.90   $1.73   $1.50   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 222     194     139      66      20      --
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.91   $1.53   $1.46   $1.40   $1.38   $1.00
Accumulation unit value at end of period                      $0.99   $1.91   $1.53   $1.46   $1.40   $1.38
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   8       8       8       2       1      --
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.06   $1.03   $1.01   $1.00   $1.00      --
Accumulation unit value at end of period                      $1.01   $1.06   $1.03   $1.01   $1.00      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 197     203     110      67      --      --
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.64   $2.33   $2.10   $1.81   $1.47   $1.00
Accumulation unit value at end of period                      $1.57   $2.64   $2.33   $2.10   $1.81   $1.47
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 107      85      65      30      19      --
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.73   $2.37   $2.04   $1.75   $1.57   $1.00
Accumulation unit value at end of period                      $1.51   $2.73   $2.37   $2.04   $1.75   $1.57
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   4       5       3       2       1       1
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.80   $2.32   $1.95   $1.75   $1.35   $1.00
Accumulation unit value at end of period                      $1.02   $1.80   $2.32   $1.95   $1.75   $1.35
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  10      10      10      10       8      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.23   $1.20   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.85   $1.23   $1.20   $1.03   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.16   $1.21   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.83   $1.16   $1.21   $1.05   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.13   $2.22   $1.93   $1.80   $1.48   $1.00
Accumulation unit value at end of period                      $1.41   $2.13   $2.22   $1.93   $1.80   $1.48
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  10      10      10       7       5      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.94   $1.77   $1.66   $1.61   $1.46   $1.00
Accumulation unit value at end of period                      $1.10   $1.94   $1.77   $1.66   $1.61   $1.46
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  12      12      12       8       5      --
-----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.82   $1.79   $1.54   $1.41   $1.27   $1.00
Accumulation unit value at end of period                      $1.13   $1.82   $1.79   $1.54   $1.41   $1.27
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 145     152     167     153     151      --
-----------------------------------------------------------------------------------------------------------



 68    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.45   $2.16   $1.80   $1.66   $1.42   $1.00
Accumulation unit value at end of period                      $1.44   $2.45   $2.16   $1.80   $1.66   $1.42
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                $1.21   $1.11   $1.00   $1.05   $1.00      --
Accumulation unit value at end of period                      $1.27   $1.21   $1.11   $1.00   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 108     110      45      22      --      --
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.35   $1.34   $1.12   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.77   $1.35   $1.34   $1.12   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.35   $1.33   $1.16   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.84   $1.35   $1.33   $1.16   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  86      80      31      19      --      --
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.94   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.58   $0.94      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.62   $1.05      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 199     137      --      --      --      --
-----------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.60   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.59   $1.46   $1.38   $1.34   $1.25   $1.00
Accumulation unit value at end of period                      $0.99   $1.59   $1.46   $1.38   $1.34   $1.25
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.70   $1.68   $1.51   $1.46   $1.40   $1.00
Accumulation unit value at end of period                      $1.01   $1.70   $1.68   $1.51   $1.46   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.45   $1.42   $1.29   $1.28   $1.17   $1.00
Accumulation unit value at end of period                      $1.11   $1.45   $1.42   $1.29   $1.28   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  38      34      29      13      13      --
-----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $3.16   $2.51   $1.95   $1.70   $1.33   $1.00
Accumulation unit value at end of period                      $1.93   $3.16   $2.51   $1.95   $1.70   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   5       5       5       5       4      --
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.75   $1.56   $1.47   $1.42   $1.36   $1.00
Accumulation unit value at end of period                      $0.93   $1.75   $1.56   $1.47   $1.42   $1.36
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  30      25      28      26       5      --
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.44   $2.34   $2.02   $1.80   $1.54   $1.00
Accumulation unit value at end of period                      $1.44   $2.44   $2.34   $2.02   $1.80   $1.54
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    69

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.33   $1.36   $1.27   $1.26   $1.18   $1.00
Accumulation unit value at end of period                      $0.28   $1.33   $1.36   $1.27   $1.26   $1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.12   $2.18   $1.94   $1.79   $1.53   $1.00
Accumulation unit value at end of period                      $1.29   $2.12   $2.18   $1.94   $1.79   $1.53
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  42      41      39      16      15      --
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.38   $1.28   $1.21   $1.20   $1.13   $1.00
Accumulation unit value at end of period                      $1.16   $1.38   $1.28   $1.21   $1.20   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 385     371     276     233     196       1
-----------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.86   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 170     135      --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.60   $1.73   $1.51   $1.46   $1.34   $1.00
Accumulation unit value at end of period                      $0.96   $1.60   $1.73   $1.51   $1.46   $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   7       7       7       2       1      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                $1.14   $1.17   $1.16   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.93   $1.14   $1.17   $1.16   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.36   $2.21   $1.76   $1.59   $1.39   $1.00
Accumulation unit value at end of period                      $1.30   $2.36   $2.21   $1.76   $1.59   $1.39
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.58   $1.59   $1.45   $1.41   $1.33   $1.00
Accumulation unit value at end of period                      $0.95   $1.58   $1.59   $1.45   $1.41   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.10   $1.28   $1.11   $1.05   $1.00      --
Accumulation unit value at end of period                      $0.66   $1.10   $1.28   $1.11   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  10      10       7      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.87   $1.83   $1.76   $1.59   $1.37   $1.00
Accumulation unit value at end of period                      $1.00   $1.87   $1.83   $1.76   $1.59   $1.37
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.60   $0.99      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 167     106      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.23   $1.18   $1.03   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.77   $1.23   $1.18   $1.03   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (03/17/2003)
Accumulation unit value at beginning of period                $2.04   $2.17   $1.84   $1.76   $1.49   $1.00
Accumulation unit value at end of period                      $1.37   $2.04   $2.17   $1.84   $1.76   $1.49
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  17      17      16      17      --      --
-----------------------------------------------------------------------------------------------------------



 70    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.05   $1.02   $0.99   $0.98   $0.99   $1.00
Accumulation unit value at end of period                      $1.06   $1.05   $1.02   $0.99   $0.98   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  21       5       3       1       2       2
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.11   $1.07   $1.04   $1.04   $1.01   $1.00
Accumulation unit value at end of period                      $1.02   $1.11   $1.07   $1.04   $1.04   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 295     259     113      15       5       1
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/17/2003)
Accumulation unit value at beginning of period                $2.47   $2.32   $1.97   $1.76   $1.52   $1.00
Accumulation unit value at end of period                      $1.45   $2.47   $2.32   $1.97   $1.76   $1.52
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 152      92      48      34      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                $1.09   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                      $1.07   $1.09   $1.03      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 102      95      37      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                $1.58   $1.55   $1.42   $1.33   $1.24   $1.00
Accumulation unit value at end of period                      $0.86   $1.58   $1.55   $1.42   $1.33   $1.24
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.13   $1.13   $1.03   $1.01   $1.00      --
Accumulation unit value at end of period                      $0.83   $1.13   $1.13   $1.03   $1.01      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  16      18      19      17      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.10   $1.09   $1.02   $1.01   $1.00      --
Accumulation unit value at end of period                      $0.88   $1.10   $1.09   $1.02   $1.01      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  96      78      15      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                $1.24   $1.22   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.70   $1.24   $1.22   $1.08   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   9       8       8       8      --      --
-----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                $1.22   $1.24   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.73   $1.22   $1.24   $1.06   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.24   $1.11   $1.13   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.67   $1.24   $1.11   $1.13   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                $1.00   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.54   $1.00      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.74   $1.68   $1.48   $1.44   $1.33   $1.00
Accumulation unit value at end of period                      $1.08   $1.74   $1.68   $1.48   $1.44   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   6       7       7       7       6       1
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.04   $1.01   $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period                      $1.00   $1.04   $1.01   $0.98   $0.98   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  47      45      39      34      28       2
-----------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    71

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
Accumulation unit value at beginning of period                $2.55   $1.88   $1.42   $1.08   $1.00      --
Accumulation unit value at end of period                      $1.16   $2.55   $1.88   $1.42   $1.08      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  65      37      19      16      --      --
-----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.61   $1.45   $1.19   $1.06   $1.00      --
Accumulation unit value at end of period                      $0.94   $1.61   $1.45   $1.19   $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.16   $1.21   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period                      $0.73   $1.16   $1.21   $1.06   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 198     155     101      75      --      --
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.85   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.46   $0.85      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  73      26      --      --      --      --
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.59   $1.12      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.34   $1.64   $1.21   $1.05   $1.00      --
Accumulation unit value at end of period                      $0.81   $1.34   $1.64   $1.21   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   1       1       1      --      --      --
-----------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period                $2.01   $1.75   $1.30   $1.08   $1.00      --
Accumulation unit value at end of period                      $1.08   $2.01   $1.75   $1.30   $1.08      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  90      52      27      24      --      --
-----------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period                $1.25   $1.21   $1.14   $1.04   $1.00      --
Accumulation unit value at end of period                      $0.75   $1.25   $1.21   $1.14   $1.04      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  64      47      20      18      --      --
-----------------------------------------------------------------------------------------------------------





 72    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.81   $1.82   $1.64   $1.58   $1.45   $1.00
Accumulation unit value at end of period                      $0.86   $1.81   $1.82   $1.64   $1.58   $1.45
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  45      46      47      42      14       9
-----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.13   $1.96   $1.71   $1.59   $1.40   $1.00
Accumulation unit value at end of period                      $1.11   $2.13   $1.96   $1.71   $1.59   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   3       3       3       3       4       4
-----------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period                $1.14   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                      $0.78   $1.14   $1.08      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --
Accumulation unit value at end of period                      $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  17      --      --      --      --      --
* AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.86   $1.58   $1.48   $1.45   $1.40   $1.00
Accumulation unit value at end of period                      $0.96   $1.86   $1.58   $1.48   $1.45   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  33      33      33      33      35      30
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.82   $1.76   $1.53   $1.49   $1.36   $1.00
Accumulation unit value at end of period                      $1.06   $1.82   $1.76   $1.53   $1.49   $1.36
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 350     418     355     362     364     283
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period                $1.68   $1.50   $1.54   $1.36   $1.28   $1.00
Accumulation unit value at end of period                      $0.99   $1.68   $1.50   $1.54   $1.36   $1.28
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  62      76      78      66      68      35
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.18   $1.89   $1.72   $1.50   $1.33   $1.00
Accumulation unit value at end of period                      $1.23   $2.18   $1.89   $1.72   $1.50   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 161     192     163     159     160      26
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.90   $1.52   $1.45   $1.40   $1.38   $1.00
Accumulation unit value at end of period                      $0.98   $1.90   $1.52   $1.45   $1.40   $1.38
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 135     135     133     133     134      --
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.63   $2.32   $2.10   $1.81   $1.47   $1.00
Accumulation unit value at end of period                      $1.56   $2.63   $2.32   $2.10   $1.81   $1.47
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 410     445     424     430     446     321
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.72   $2.36   $2.04   $1.74   $1.57   $1.00
Accumulation unit value at end of period                      $1.50   $2.72   $2.36   $2.04   $1.74   $1.57
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  16      16      15      15      17      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.84   $2.37   $2.00   $1.79   $1.38   $1.00
Accumulation unit value at end of period                      $1.04   $1.84   $2.37   $2.00   $1.79   $1.38
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  18      22      22      22      28      21
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.12   $2.21   $1.92   $1.80   $1.48   $1.00
Accumulation unit value at end of period                      $1.40   $2.12   $2.21   $1.92   $1.80   $1.48
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  24      43      31      30      27       8
-----------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    73

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.93   $1.77   $1.65   $1.60   $1.46   $1.00
Accumulation unit value at end of period                      $1.09   $1.93   $1.77   $1.65   $1.60   $1.46
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  74      84      88      93     104      65
-----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $1.82   $1.78   $1.53   $1.41   $1.27   $1.00
Accumulation unit value at end of period                      $1.12   $1.82   $1.78   $1.53   $1.41   $1.27
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 271     311     312     308     320      68
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period                $2.48   $2.19   $1.83   $1.69   $1.45   $1.00
Accumulation unit value at end of period                      $1.46   $2.48   $2.19   $1.83   $1.69   $1.45
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  56      70      50      51      47       9
-----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.59   $1.45   $1.38   $1.34   $1.25   $1.00
Accumulation unit value at end of period                      $0.98   $1.59   $1.45   $1.38   $1.34   $1.25
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   4       4       4       4       4       4
-----------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.69   $1.68   $1.51   $1.46   $1.40   $1.00
Accumulation unit value at end of period                      $1.00   $1.69   $1.68   $1.51   $1.46   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $1.45   $1.42   $1.29   $1.28   $1.17   $1.00
Accumulation unit value at end of period                      $1.11   $1.45   $1.42   $1.29   $1.28   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 114     127     131     121     123      80
-----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period                $3.14   $2.50   $1.94   $1.70   $1.33   $1.00
Accumulation unit value at end of period                      $1.92   $3.14   $2.50   $1.94   $1.70   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   4       4       4       4       4       1
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.74   $1.55   $1.47   $1.42   $1.35   $1.00
Accumulation unit value at end of period                      $0.93   $1.74   $1.55   $1.47   $1.42   $1.35
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 157     241     170     171     173       9
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.43   $2.33   $2.02   $1.80   $1.54   $1.00
Accumulation unit value at end of period                      $1.43   $2.43   $2.33   $2.02   $1.80   $1.54
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  42      53      54      52      52       1
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.33   $1.36   $1.26   $1.26   $1.18   $1.00
Accumulation unit value at end of period                      $0.28   $1.33   $1.36   $1.26   $1.26   $1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  12      81      17      20      21       1
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.11   $2.18   $1.93   $1.79   $1.53   $1.00
Accumulation unit value at end of period                      $1.29   $2.11   $2.18   $1.93   $1.79   $1.53
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 355     357     358     359     362     268
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.37   $1.28   $1.21   $1.20   $1.13   $1.00
Accumulation unit value at end of period                      $1.16   $1.37   $1.28   $1.21   $1.20   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 284     376     310     299     307      75
-----------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.59   $1.72   $1.51   $1.46   $1.33   $1.00
Accumulation unit value at end of period                      $0.96   $1.59   $1.72   $1.51   $1.46   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------



 74    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $2.34   $2.20   $1.75   $1.59   $1.39   $1.00
Accumulation unit value at end of period                      $1.29   $2.34   $2.20   $1.75   $1.59   $1.39
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   6       7       8       8       9      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.57   $1.59   $1.45   $1.40   $1.33   $1.00
Accumulation unit value at end of period                      $0.95   $1.57   $1.59   $1.45   $1.40   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period                $1.86   $1.82   $1.76   $1.59   $1.36   $1.00
Accumulation unit value at end of period                      $1.00   $1.86   $1.82   $1.76   $1.59   $1.36
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   8       8       8       8       8       8
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (03/17/2003)
Accumulation unit value at beginning of period                $2.03   $2.17   $1.83   $1.76   $1.49   $1.00
Accumulation unit value at end of period                      $1.36   $2.03   $2.17   $1.83   $1.76   $1.49
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   3       3       3       5       7       3
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.05   $1.02   $0.99   $0.98   $0.99   $1.00
Accumulation unit value at end of period                      $1.05   $1.05   $1.02   $0.99   $0.98   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  81      81     117     107      97      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.10   $1.06   $1.04   $1.03   $1.00   $1.00
Accumulation unit value at end of period                      $1.01   $1.10   $1.06   $1.04   $1.03   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  28      44      44      28      28      28
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/17/2003)
Accumulation unit value at beginning of period                $2.46   $2.32   $1.97   $1.76   $1.51   $1.00
Accumulation unit value at end of period                      $1.44   $2.46   $2.32   $1.97   $1.76   $1.51
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   1      11      11      10       9       1
-----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                $1.57   $1.55   $1.42   $1.33   $1.24   $1.00
Accumulation unit value at end of period                      $0.86   $1.57   $1.55   $1.42   $1.33   $1.24
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (03/17/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                $1.09   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                      $0.62   $1.09   $1.08      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   3       3       3      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.73   $1.67   $1.48   $1.44   $1.33   $1.00
Accumulation unit value at end of period                      $1.07   $1.73   $1.67   $1.48   $1.44   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  60      66      89      90      80      29
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/17/2003)
Accumulation unit value at beginning of period                $1.04   $1.00   $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period                      $0.99   $1.04   $1.00   $0.98   $0.98   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 150     100     101     101      85      --
-----------------------------------------------------------------------------------------------------------





                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    75

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.18   $1.19   $1.07   $1.03   $1.00
Accumulation unit value at end of period                          $0.56   $1.18   $1.19   $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                            1       1       6       6       1
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $1.04   $1.00      --      --      --
Accumulation unit value at end of period                          $0.59   $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.40   $1.29   $1.13   $1.05   $1.00
Accumulation unit value at end of period                          $0.73   $1.40   $1.29   $1.13   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $1.03   $1.00      --      --      --
Accumulation unit value at end of period                          $0.72   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $1.04   $1.00      --      --      --
Accumulation unit value at end of period                          $0.61   $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          220      82      --      --      --
-------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.27   $1.18   $1.08   $1.02   $1.00
Accumulation unit value at end of period                          $0.89   $1.27   $1.18   $1.08   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --       2       2      --
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                    $1.00      --      --      --      --
Accumulation unit value at end of period                          $0.82      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
* AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
  (05/01/2007)
Accumulation unit value at beginning of period                    $1.15   $1.00      --      --      --
Accumulation unit value at end of period                          $0.59   $1.15      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                    $1.26   $1.22   $1.06   $1.03   $1.00
Accumulation unit value at end of period                          $0.73   $1.26   $1.22   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                    $1.67   $1.60   $1.21   $1.05   $1.00
Accumulation unit value at end of period                          $0.76   $1.67   $1.60   $1.21   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          262     105      43      28       1
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                    $1.08   $1.01   $1.01   $1.01   $1.00
Accumulation unit value at end of period                          $1.05   $1.08   $1.01   $1.01   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                           37      54      84      50       3
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                    $1.67   $1.44   $1.18   $1.06   $1.00
Accumulation unit value at end of period                          $0.91   $1.67   $1.44   $1.18   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                    $0.90   $1.00      --      --      --
Accumulation unit value at end of period                          $0.67   $0.90      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------



 76    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                    $1.16   $0.98   $1.03   $1.03   $1.00
Accumulation unit value at end of period                          $0.67   $1.16   $0.98   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           53      49      99      36      --
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                    $1.16   $1.24   $1.07   $1.04   $1.00
Accumulation unit value at end of period                          $0.83   $1.16   $1.24   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           27      27      --      --      --
-------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                    $1.07   $1.07   $1.00      --      --
Accumulation unit value at end of period                          $0.79   $1.07   $1.07      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           11      12      39      --      --
-------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                    $1.12   $1.00      --      --      --
Accumulation unit value at end of period                          $0.67   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          443     185      --      --      --
-------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                    $1.13   $1.00      --      --      --
Accumulation unit value at end of period                          $0.57   $1.13      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                    $1.23   $1.28   $1.09   $1.06   $1.00
Accumulation unit value at end of period                          $0.87   $1.23   $1.28   $1.09   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          265     137      --      --      --
-------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                    $1.10   $1.00      --      --      --
Accumulation unit value at end of period                          $0.72   $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.18   $1.18   $1.11   $1.04   $1.00
Accumulation unit value at end of period                          $0.69   $1.18   $1.18   $1.11   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.20   $1.07   $1.04   $1.02   $1.00
Accumulation unit value at end of period                          $0.69   $1.20   $1.07   $1.04   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           12      11      20       8      --
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.25   $1.19   $1.04   $1.02   $1.00
Accumulation unit value at end of period                          $0.87   $1.25   $1.19   $1.04   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $1.09   $1.00      --      --      --
Accumulation unit value at end of period                          $0.62   $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                            6       6      --      --      --
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.41   $1.38   $1.15   $1.05   $1.00
Accumulation unit value at end of period                          $0.87   $1.41   $1.38   $1.15   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                    $0.98   $1.00      --      --      --
Accumulation unit value at end of period                          $0.70   $0.98      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          161     111      --      --      --
-------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    77

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.50   $1.30   $1.18   $1.03   $1.00
Accumulation unit value at end of period                          $0.84   $1.50   $1.30   $1.18   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          429     291     197     105      43
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.38   $1.11   $1.06   $1.02   $1.00
Accumulation unit value at end of period                          $0.71   $1.38   $1.11   $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.05   $1.03   $1.01   $1.00   $1.00
Accumulation unit value at end of period                          $1.00   $1.05   $1.03   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                          281     264      87      52       3
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.53   $1.35   $1.22   $1.05   $1.00
Accumulation unit value at end of period                          $0.91   $1.53   $1.35   $1.22   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          189      73      27      12      --
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.63   $1.42   $1.23   $1.05   $1.00
Accumulation unit value at end of period                          $0.90   $1.63   $1.42   $1.23   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --       6       3      --
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.22   $1.20   $1.03   $1.03   $1.00
Accumulation unit value at end of period                          $0.84   $1.22   $1.20   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.15   $1.20   $1.04   $1.03   $1.00
Accumulation unit value at end of period                          $0.82   $1.15   $1.20   $1.04   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.23   $1.13   $1.06   $1.02   $1.00
Accumulation unit value at end of period                          $0.70   $1.23   $1.13   $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.34   $1.32   $1.13   $1.04   $1.00
Accumulation unit value at end of period                          $0.83   $1.34   $1.32   $1.13   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           33      33      56      33      33
-------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                    $1.20   $1.10   $1.00   $1.05   $1.00
Accumulation unit value at end of period                          $1.26   $1.20   $1.10   $1.00   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          213     198      62      19       1
-------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.34   $1.34   $1.11   $1.04   $1.00
Accumulation unit value at end of period                          $0.76   $1.34   $1.34   $1.11   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.34   $1.32   $1.16   $1.04   $1.00
Accumulation unit value at end of period                          $0.83   $1.34   $1.32   $1.16   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                          183     138      44      18      --
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $0.94   $1.00      --      --      --
Accumulation unit value at end of period                          $0.58   $0.94      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------



 78    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                    $1.05   $1.00      --      --      --
Accumulation unit value at end of period                          $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          458     213      --      --      --
-------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                    $1.03   $1.00      --      --      --
Accumulation unit value at end of period                          $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                    $1.22   $1.12   $1.06   $1.03   $1.00
Accumulation unit value at end of period                          $0.76   $1.22   $1.12   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                    $1.20   $1.19   $1.07   $1.04   $1.00
Accumulation unit value at end of period                          $0.71   $1.20   $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                    $1.16   $1.13   $1.03   $1.02   $1.00
Accumulation unit value at end of period                          $0.88   $1.16   $1.13   $1.03   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                    $1.96   $1.56   $1.21   $1.06   $1.00
Accumulation unit value at end of period                          $1.20   $1.96   $1.56   $1.21   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.24   $1.11   $1.05   $1.02   $1.00
Accumulation unit value at end of period                          $0.66   $1.24   $1.11   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           81      75      75      63      35
-------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.44   $1.38   $1.20   $1.07   $1.00
Accumulation unit value at end of period                          $0.85   $1.44   $1.38   $1.20   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.23   $1.27   $1.13   $1.04   $1.00
Accumulation unit value at end of period                          $0.75   $1.23   $1.27   $1.13   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.17   $1.08   $1.03   $1.02   $1.00
Accumulation unit value at end of period                          $0.98   $1.17   $1.08   $1.03   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                          408     319     107      61      27
-------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                    $1.03   $1.00      --      --      --
Accumulation unit value at end of period                          $0.85   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          372     237      --      --      --
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                    $1.14   $1.17   $1.15   $1.04   $1.00
Accumulation unit value at end of period                          $0.93   $1.14   $1.17   $1.15   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.56   $1.46   $1.16   $1.05   $1.00
Accumulation unit value at end of period                          $0.86   $1.56   $1.46   $1.16   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    79

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.10   $1.28   $1.11   $1.05   $1.00
Accumulation unit value at end of period                          $0.65   $1.10   $1.28   $1.11   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      14      --      --
-------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.23   $1.21   $1.17   $1.06   $1.00
Accumulation unit value at end of period                          $0.66   $1.23   $1.21   $1.17   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                    $0.99   $1.00      --      --      --
Accumulation unit value at end of period                          $0.60   $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          388     173      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.22   $1.17   $1.03   $1.04   $1.00
Accumulation unit value at end of period                          $0.76   $1.22   $1.17   $1.03   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.21   $1.29   $1.09   $1.05   $1.00
Accumulation unit value at end of period                          $0.81   $1.21   $1.29   $1.09   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           35      35      37      29      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                          $1.07   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                            6       3       6       4       1
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                          $0.99   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                          569     475      98      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.46   $1.38   $1.17   $1.05   $1.00
Accumulation unit value at end of period                          $0.86   $1.46   $1.38   $1.17   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          522     227     110      51      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                    $1.09   $1.02   $1.00      --      --
Accumulation unit value at end of period                          $1.07   $1.09   $1.02      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          211     180      57      --      --
-------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                    $1.22   $1.21   $1.10   $1.03   $1.00
Accumulation unit value at end of period                          $0.67   $1.22   $1.21   $1.10   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.13   $1.12   $1.03   $1.01   $1.00
Accumulation unit value at end of period                          $0.83   $1.13   $1.12   $1.03   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                           10      11      18       9       1
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.09   $1.08   $1.02   $1.01   $1.00
Accumulation unit value at end of period                          $0.87   $1.09   $1.08   $1.02   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                          214     139      26      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                    $1.23   $1.22   $1.07   $1.03   $1.00
Accumulation unit value at end of period                          $0.70   $1.23   $1.22   $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                            1       1      15      15       2
-------------------------------------------------------------------------------------------------------



 80    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                    $1.21   $1.24   $1.06   $1.03   $1.00
Accumulation unit value at end of period                          $0.72   $1.21   $1.24   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.24   $1.11   $1.12   $1.04   $1.00
Accumulation unit value at end of period                          $0.67   $1.24   $1.11   $1.12   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                    $1.00   $1.00      --      --      --
Accumulation unit value at end of period                          $0.54   $1.00      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.23   $1.19   $1.05   $1.02   $1.00
Accumulation unit value at end of period                          $0.76   $1.23   $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.06   $1.02   $1.00   $1.00   $1.00
Accumulation unit value at end of period                          $1.01   $1.06   $1.02   $1.00   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                           19      16       8      --      --
-------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
Accumulation unit value at beginning of period                    $2.54   $1.87   $1.42   $1.08   $1.00
Accumulation unit value at end of period                          $1.16   $2.54   $1.87   $1.42   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          125      48      27      15      --
-------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
Accumulation unit value at beginning of period                    $1.60   $1.45   $1.18   $1.06   $1.00
Accumulation unit value at end of period                          $0.94   $1.60   $1.45   $1.18   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.16   $1.20   $1.05   $1.03   $1.00
Accumulation unit value at end of period                          $0.73   $1.16   $1.20   $1.05   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          337     201     143      72       1
-------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $0.85   $1.00      --      --      --
Accumulation unit value at end of period                          $0.46   $0.85      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          161      45      --      --      --
-------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $1.12   $1.00      --      --      --
Accumulation unit value at end of period                          $0.59   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --
-------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $1.33   $1.64   $1.21   $1.05   $1.00
Accumulation unit value at end of period                          $0.81   $1.33   $1.64   $1.21   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --       4       4       1
-------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period                    $2.00   $1.75   $1.30   $1.08   $1.00
Accumulation unit value at end of period                          $1.07   $2.00   $1.75   $1.30   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          176      67      37      22      --
-------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period                    $1.25   $1.21   $1.14   $1.04   $1.00
Accumulation unit value at end of period                          $0.74   $1.25   $1.21   $1.14   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                          121      60      25      17      --
-------------------------------------------------------------------------------------------------------





                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    81

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                                            2008    2007
-------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.55   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.96   $1.00
Accumulation unit value at end of period                                      $0.50   $0.96
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $1.02   $1.00
Accumulation unit value at end of period                                      $0.71   $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.57   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.51   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.56   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                                $0.94   $1.00
Accumulation unit value at end of period                                      $0.43   $0.94
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                                $0.91   $1.00
Accumulation unit value at end of period                                      $0.68   $0.91
Number of accumulation units outstanding at end of period (000 omitted)           1      --
-------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (10/01/2007)
Accumulation unit value at beginning of period                                $1.04   $1.00
Accumulation unit value at end of period                                      $0.59   $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                                $0.90   $1.00
Accumulation unit value at end of period                                      $0.65   $0.90
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (10/01/2007)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.73   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (10/01/2007)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $0.60   $1.01
Number of accumulation units outstanding at end of period (000 omitted)           1      --
-------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (10/01/2007)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $0.51   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------



 82    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                            2008    2007
-------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (10/01/2007)
Accumulation unit value at beginning of period                                $0.95   $1.00
Accumulation unit value at end of period                                      $0.67   $0.95
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (10/01/2007)
Accumulation unit value at beginning of period                                $1.05   $1.00
Accumulation unit value at end of period                                      $0.68   $1.05
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES
  (10/01/2007)
Accumulation unit value at beginning of period                                $1.02   $1.00
Accumulation unit value at end of period                                      $0.58   $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.60   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.71   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                                $1.00   $1.00
Accumulation unit value at end of period                                      $0.56   $1.00
Number of accumulation units outstanding at end of period (000 omitted)           1      --
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $0.96   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.58   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                                $1.00   $1.00
Accumulation unit value at end of period                                      $0.55   $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                                $0.98   $1.00
Accumulation unit value at end of period                                      $0.67   $0.98
Number of accumulation units outstanding at end of period (000 omitted)           1      --
-------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (10/01/2007)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $1.05   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.55   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.96   $1.00
Accumulation unit value at end of period                                      $0.60   $0.96
Number of accumulation units outstanding at end of period (000 omitted)           1      --
-------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    83

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                            2008    2007
-------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.94   $1.00
Accumulation unit value at end of period                                      $0.58   $0.94
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.59   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (10/01/2007)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.57   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                                $0.98   $1.00
Accumulation unit value at end of period                                      $0.75   $0.98
Number of accumulation units outstanding at end of period (000 omitted)           1      --
-------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                                $1.04   $1.00
Accumulation unit value at end of period                                      $0.64   $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.52   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.95   $1.00
Accumulation unit value at end of period                                      $0.56   $0.95
Number of accumulation units outstanding at end of period (000 omitted)           1      --
-------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.94   $1.00
Accumulation unit value at end of period                                      $0.57   $0.94
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $1.02   $1.00
Accumulation unit value at end of period                                      $0.86   $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (10/01/2007)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $0.83   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.98   $1.00
Accumulation unit value at end of period                                      $0.59   $0.98
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.95   $1.00
Accumulation unit value at end of period                                      $0.59   $0.95
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.93   $1.00
Accumulation unit value at end of period                                      $0.62   $0.93
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------



 84    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                            2008    2007
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (10/01/2007)
Accumulation unit value at beginning of period                                $1.00   $1.00
Accumulation unit value at end of period                                      $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (10/01/2007)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $0.93   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.96   $1.00
Accumulation unit value at end of period                                      $0.56   $0.96
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
  (10/01/2007)
Accumulation unit value at beginning of period                                $1.03   $1.00
Accumulation unit value at end of period                                      $1.02   $1.03
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (10/01/2007)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                $0.94   $1.00
Accumulation unit value at end of period                                      $0.51   $0.94
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.98   $1.00
Accumulation unit value at end of period                                      $0.72   $0.98
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.79   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (10/01/2007)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                $0.95   $1.00
Accumulation unit value at end of period                                      $0.54   $0.95
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.96   $1.00
Accumulation unit value at end of period                                      $0.52   $0.96
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.96   $1.00
Accumulation unit value at end of period                                      $0.59   $0.96
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (10/01/2007)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $0.96   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (10/01/2007)
Accumulation unit value at beginning of period                                $1.05   $1.00
Accumulation unit value at end of period                                      $0.48   $1.05
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (10/01/2007)
Accumulation unit value at beginning of period                                $1.00   $1.00
Accumulation unit value at end of period                                      $0.58   $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    85

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                            2008    2007
-------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.94   $1.00
Accumulation unit value at end of period                                      $0.59   $0.94
Number of accumulation units outstanding at end of period (000 omitted)           1      --
-------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.88   $1.00
Accumulation unit value at end of period                                      $0.48   $0.88
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.52   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.52   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
WANGER USA (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.57   $0.97
Number of accumulation units outstanding at end of period (000 omitted)           1      --
-------------------------------------------------------------------------------------------





 86    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                                            2008    2007
-------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.55   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.96   $1.00
Accumulation unit value at end of period                                      $0.50   $0.96
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $1.02   $1.00
Accumulation unit value at end of period                                      $0.71   $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.57   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          13       2
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.51   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.56   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                                $0.94   $1.00
Accumulation unit value at end of period                                      $0.43   $0.94
Number of accumulation units outstanding at end of period (000 omitted)          22       5
-------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                                $0.91   $1.00
Accumulation unit value at end of period                                      $0.68   $0.91
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (10/01/2007)
Accumulation unit value at beginning of period                                $1.04   $1.00
Accumulation unit value at end of period                                      $0.59   $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                                $0.90   $1.00
Accumulation unit value at end of period                                      $0.65   $0.90
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (10/01/2007)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.73   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (10/01/2007)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $0.60   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          27       6
-------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (10/01/2007)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $0.51   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    87

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                            2008    2007
-------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (10/01/2007)
Accumulation unit value at beginning of period                                $0.95   $1.00
Accumulation unit value at end of period                                      $0.67   $0.95
Number of accumulation units outstanding at end of period (000 omitted)          18       5
-------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (10/01/2007)
Accumulation unit value at beginning of period                                $1.05   $1.00
Accumulation unit value at end of period                                      $0.68   $1.05
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES
  (10/01/2007)
Accumulation unit value at beginning of period                                $1.02   $1.00
Accumulation unit value at end of period                                      $0.57   $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.60   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.71   $0.99
Number of accumulation units outstanding at end of period (000 omitted)           8       3
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                                $1.00   $1.00
Accumulation unit value at end of period                                      $0.56   $1.00
Number of accumulation units outstanding at end of period (000 omitted)          25       7
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $0.96   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          11       7
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.58   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          13       3
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                                $1.00   $1.00
Accumulation unit value at end of period                                      $0.55   $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.67   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (10/01/2007)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $1.05   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          11       5
-------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.55   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.96   $1.00
Accumulation unit value at end of period                                      $0.60   $0.96
Number of accumulation units outstanding at end of period (000 omitted)          10       3
-------------------------------------------------------------------------------------------



 88    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                            2008    2007
-------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.94   $1.00
Accumulation unit value at end of period                                      $0.58   $0.94
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.59   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          26       7
-------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (10/01/2007)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.57   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                                $0.98   $1.00
Accumulation unit value at end of period                                      $0.75   $0.98
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                                $1.04   $1.00
Accumulation unit value at end of period                                      $0.64   $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.52   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.95   $1.00
Accumulation unit value at end of period                                      $0.56   $0.95
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.94   $1.00
Accumulation unit value at end of period                                      $0.57   $0.94
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $1.02   $1.00
Accumulation unit value at end of period                                      $0.86   $1.02
Number of accumulation units outstanding at end of period (000 omitted)          19       7
-------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (10/01/2007)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $0.83   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          20       7
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.98   $1.00
Accumulation unit value at end of period                                      $0.59   $0.98
Number of accumulation units outstanding at end of period (000 omitted)          21       5
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.95   $1.00
Accumulation unit value at end of period                                      $0.59   $0.95
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.93   $1.00
Accumulation unit value at end of period                                      $0.62   $0.93
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    89

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                            2008    2007
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (10/01/2007)
Accumulation unit value at beginning of period                                $1.00   $1.00
Accumulation unit value at end of period                                      $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)           5       7
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (10/01/2007)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $0.93   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          26      14
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.96   $1.00
Accumulation unit value at end of period                                      $0.56   $0.96
Number of accumulation units outstanding at end of period (000 omitted)          40       8
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
  (10/01/2007)
Accumulation unit value at beginning of period                                $1.03   $1.00
Accumulation unit value at end of period                                      $1.02   $1.03
Number of accumulation units outstanding at end of period (000 omitted)          11       6
-------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (10/01/2007)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                $0.94   $1.00
Accumulation unit value at end of period                                      $0.51   $0.94
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.98   $1.00
Accumulation unit value at end of period                                      $0.72   $0.98
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.79   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          11       2
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (10/01/2007)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                $0.95   $1.00
Accumulation unit value at end of period                                      $0.54   $0.95
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.96   $1.00
Accumulation unit value at end of period                                      $0.52   $0.96
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.96   $1.00
Accumulation unit value at end of period                                      $0.59   $0.96
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (10/01/2007)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $0.96   $1.01
Number of accumulation units outstanding at end of period (000 omitted)           2       3
-------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (10/01/2007)
Accumulation unit value at beginning of period                                $1.05   $1.00
Accumulation unit value at end of period                                      $0.48   $1.05
Number of accumulation units outstanding at end of period (000 omitted)          14       2
-------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (10/01/2007)
Accumulation unit value at beginning of period                                $1.00   $1.00
Accumulation unit value at end of period                                      $0.58   $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------



 90    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                            2008    2007
-------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.94   $1.00
Accumulation unit value at end of period                                      $0.59   $0.94
Number of accumulation units outstanding at end of period (000 omitted)          17       4
-------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.88   $1.00
Accumulation unit value at end of period                                      $0.48   $0.88
Number of accumulation units outstanding at end of period (000 omitted)           9       1
-------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.52   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.52   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          14       3
-------------------------------------------------------------------------------------------
WANGER USA (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.57   $0.97
Number of accumulation units outstanding at end of period (000 omitted)           8       2
-------------------------------------------------------------------------------------------





                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    91

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                                            2008    2007
-------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.55   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.96   $1.00
Accumulation unit value at end of period                                      $0.50   $0.96
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $1.02   $1.00
Accumulation unit value at end of period                                      $0.71   $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.57   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.51   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.56   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                                $0.94   $1.00
Accumulation unit value at end of period                                      $0.43   $0.94
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                                $0.91   $1.00
Accumulation unit value at end of period                                      $0.68   $0.91
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (10/01/2007)
Accumulation unit value at beginning of period                                $1.04   $1.00
Accumulation unit value at end of period                                      $0.59   $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                                $0.90   $1.00
Accumulation unit value at end of period                                      $0.65   $0.90
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (10/01/2007)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.73   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (10/01/2007)
Accumulation unit value at beginning of period                                $1.00   $1.00
Accumulation unit value at end of period                                      $0.60   $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (10/01/2007)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $0.51   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------



 92    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                            2008    2007
-------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (10/01/2007)
Accumulation unit value at beginning of period                                $0.95   $1.00
Accumulation unit value at end of period                                      $0.67   $0.95
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (10/01/2007)
Accumulation unit value at beginning of period                                $1.05   $1.00
Accumulation unit value at end of period                                      $0.68   $1.05
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES
  (10/01/2007)
Accumulation unit value at beginning of period                                $1.02   $1.00
Accumulation unit value at end of period                                      $0.57   $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.60   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.71   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                                $1.00   $1.00
Accumulation unit value at end of period                                      $0.56   $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $0.96   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.58   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                                $1.00   $1.00
Accumulation unit value at end of period                                      $0.55   $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.67   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (10/01/2007)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $1.05   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.55   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.96   $1.00
Accumulation unit value at end of period                                      $0.59   $0.96
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    93

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                            2008    2007
-------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.94   $1.00
Accumulation unit value at end of period                                      $0.58   $0.94
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.58   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (10/01/2007)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.57   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                                $0.98   $1.00
Accumulation unit value at end of period                                      $0.75   $0.98
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                                $1.04   $1.00
Accumulation unit value at end of period                                      $0.64   $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.51   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.95   $1.00
Accumulation unit value at end of period                                      $0.56   $0.95
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.94   $1.00
Accumulation unit value at end of period                                      $0.57   $0.94
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $1.02   $1.00
Accumulation unit value at end of period                                      $0.86   $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (10/01/2007)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $0.83   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.98   $1.00
Accumulation unit value at end of period                                      $0.59   $0.98
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.95   $1.00
Accumulation unit value at end of period                                      $0.59   $0.95
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.93   $1.00
Accumulation unit value at end of period                                      $0.62   $0.93
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------



 94    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                            2008    2007
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (10/01/2007)
Accumulation unit value at beginning of period                                $1.00   $1.00
Accumulation unit value at end of period                                      $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (10/01/2007)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $0.93   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.96   $1.00
Accumulation unit value at end of period                                      $0.56   $0.96
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
  (10/01/2007)
Accumulation unit value at beginning of period                                $1.03   $1.00
Accumulation unit value at end of period                                      $1.01   $1.03
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (10/01/2007)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                $0.94   $1.00
Accumulation unit value at end of period                                      $0.51   $0.94
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.98   $1.00
Accumulation unit value at end of period                                      $0.72   $0.98
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.78   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (10/01/2007)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                $0.95   $1.00
Accumulation unit value at end of period                                      $0.54   $0.95
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.96   $1.00
Accumulation unit value at end of period                                      $0.52   $0.96
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (10/01/2007)
Accumulation unit value at beginning of period                                $0.96   $1.00
Accumulation unit value at end of period                                      $0.59   $0.96
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (10/01/2007)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $0.96   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (10/01/2007)
Accumulation unit value at beginning of period                                $1.05   $1.00
Accumulation unit value at end of period                                      $0.48   $1.05
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (10/01/2007)
Accumulation unit value at beginning of period                                $1.00   $1.00
Accumulation unit value at end of period                                      $0.58   $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    95

YEAR ENDED DEC. 31,                                                            2008    2007
-------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.94   $1.00
Accumulation unit value at end of period                                      $0.59   $0.94
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.88   $1.00
Accumulation unit value at end of period                                      $0.48   $0.88
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.52   $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.52   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------
WANGER USA (10/01/2007)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $0.57   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-------------------------------------------------------------------------------------------






 96    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



THE BOARD OF DIRECTORS



RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK



We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of RiverSource of New York Variable Annuity Account 2 (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, as of December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of RiverSource of New York Variable Annuity Account 2, referred to in Note 1, at December 31, 2008, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.


                                                  /s/ Ernst & Young LLP


Minneapolis, Minnesota


April 24, 2009



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    97

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                            ---------------------------------------------------------------------------------
                                                  AIM VI          AIM VI      AIM VI          AIM VI              AIM VI
                                                BASIC VAL,      CAP APPR,    CAP DEV,        CORE EQ,            CORE EQ,
DEC. 31, 2008                                     SER II          SER II      SER II           SER I              SER II
 ASSETS
Investments, at fair value(1),(2)               $  502,769        $  935       $99,092       $416,991              $6,950
Dividends receivable                                    --            --            --             --                  --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                  50            --            --             --                  --
Receivable for share redemptions                       606             1           113            531                   7
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                       503,425           936        99,205        417,522               6,957
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     538             1           101            474                   6
    Administrative charge                               68            --            13             57                   1
    Contract terminations                               --            --            --             --                  --
Payable for investments purchased                       50            --            --             --                  --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      656             1           114            531                   7
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              502,640             3        98,521        416,991               6,403
Net assets applicable to contracts in
  payment period                                        --            --            --             --                  --
Net assets applicable to seed money                    129           932           570             --                 547
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                $  502,769        $  935      $ 99,091       $416,991              $6,950
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              123,530            56        12,803         21,113                 354
(2) Investments, at cost                        $1,075,069        $1,592      $161,518       $532,785              $8,861
-----------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                            ---------------------------------------------------------------------------------
                                                  AIM VI          AIM VI      AIM VI          AIM VI            AB VPS BAL
                                            GLOBAL HLTH CARE,   INTL GRO,    INTL GRO,   MID CAP CORE EQ,   WEALTH STRATEGY,
DEC. 31, 2008 (CONTINUED)                         SER II          SER I       SER II          SER II               CL B
 ASSETS
Investments, at fair value(1),(2)                   $  754       $58,707    $1,218,254        $65,847            $239,344
Dividends receivable                                    --            --            --             --                  --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                  --            --            --             --                  --
Receivable for share redemptions                        --            77         1,448             79                 276
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                           754        58,784     1,219,702         65,926             239,620
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       1            70         1,286             70                 244
    Administrative charge                               --             8           162              9                  33
    Contract terminations                               --            --            --             --                  --
Payable for investments purchased                       --            --            --             --                  --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        1            78         1,448             79                 277
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                    3        58,706     1,218,086         65,504             239,010
Net assets applicable to contracts in
  payment period                                        --            --            --             --                  --
Net assets applicable to seed money                    750            --           168            343                 333
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $  753       $58,706    $1,218,254        $65,847            $239,343
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   61         3,012        63,352          7,729              27,895
(2) Investments, at cost                            $1,214       $64,633    $1,892,311        $95,153            $287,658
-----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 98    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                      AB VPS         AB VPS        AB VPS         AB VPS        AC VP
                                                   GLOBAL TECH,    GRO & INC,     INTL VAL,    LG CAP GRO,   INC & GRO,
DEC. 31, 2008 (CONTINUED)                              CL B           CL B          CL B           CL B         CL I
 ASSETS
Investments, at fair value(1),(2)                     $130,112     $  837,634    $2,491,890       $198,678    $ 69,977
Dividends receivable                                        --             --            --             --          --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                            --             --           172             --          --
Receivable for share redemptions                           147          1,079         2,917            263          89
-----------------------------------------------------------------------------------------------------------------------
Total assets                                           130,259        838,713     2,494,979        198,941      70,066
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         128            966         2,591            237          79
    Administrative charge                                   18            113           325             27          10
    Contract terminations                                   --             --            --             --          --
Payable for investments purchased                           --             --           172             --          --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                          146          1,079         3,088            264          89
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                  129,611        836,816     2,491,805        198,504      69,921
Net assets applicable to contracts in payment
  period                                                    --             --            --             --          56
Net assets applicable to seed money                        502            818            86            173          --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                      $130,113     $  837,634    $2,491,891       $198,677    $ 69,977
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   12,194         64,582       227,986         11,019      14,518
(2) Investments, at cost                              $174,896     $1,374,002    $4,377,509       $230,798    $100,960
-----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                      AC VP           AC VP         AC VP         AC VP         AC VP
                                                 INFLATION PROT,      INTL,     MID CAP VAL,      ULTRA,        VAL,
DEC. 31, 2008 (CONTINUED)                             CL II           CL II         CL II         CL II         CL I
 ASSETS
Investments, at fair value(1),(2)                   $1,245,100           $508        $1,068     $1,346,676    $ 71,546
Dividends receivable                                        --             --            --             --          --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                            --             --            --              1          --
Receivable for share redemptions                         1,868             --             1          1,668          91
-----------------------------------------------------------------------------------------------------------------------
Total assets                                         1,246,968            508         1,069      1,348,345      71,637
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       1,403             --             1          1,484          81
    Administrative charge                                  174             --            --            184          10
    Contract terminations                                  291             --            --             --          --
Payable for investments purchased                           --             --            --              1          --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        1,868             --             1          1,669          91
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                1,236,510              4           370      1,346,400      71,546
Net assets applicable to contracts in payment
  period                                                    --             --            --             --          --
Net assets applicable to seed money                      8,590            504           698            276          --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $1,245,100           $508        $1,068     $1,346,676    $ 71,546
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  125,768             86           109        224,821      15,288
(2) Investments, at cost                            $1,294,743           $667        $1,498     $2,190,422    $102,455
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    99

STATEMENTS OF ASSETS AND LIABILITIES



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                AC VP          COL             COL              COL              COL
                                                 VAL,       HI YIELD,     MARSICO GRO,   MARSICO INTL OPP,   SM CAP VAL,
DEC. 31, 2008 (CONTINUED)                       CL II        VS CL B         VS CL A          VS CL B          VS CL B
 ASSETS
Investments, at fair value(1),(2)              $ 93,742      $296,271      $2,648,503          $  581         $2,051,380
Dividends receivable                                 --            --              --              --                 --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                  --            --              --              --                 --
Receivable for share redemptions                    126           356           3,164              --              2,415
------------------------------------------------------------------------------------------------------------------------
Total assets                                     93,868       296,627       2,651,667             581          2,053,795
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                  113           316           2,808              --              2,143
    Administrative charge                            13            40             355              --                271
    Contract terminations                            --            --              --              --                 --
Payable for investments purchased                    --            --              --              --                 --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   126           356           3,163              --              2,414
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            93,276       295,881       2,648,418               1          2,051,249
Net assets applicable to contracts in
  payment period                                     --            --              --              --                 --
Net assets applicable to seed money                 466           390              86             580                132
------------------------------------------------------------------------------------------------------------------------
Total net assets                               $ 93,742      $296,271      $2,648,504          $  581         $2,051,381
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            20,030        39,293         196,915              56            181,378
(2) Investments, at cost                       $156,426      $425,453      $3,901,622          $1,244         $3,136,891
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                  CS         DREY IP         DREY IP          DREY VIF         DREY VIF
                                              COMMODITY   MIDCAP STOCK,     TECH GRO,          APPR,           INTL EQ,
DEC. 31, 2008 (CONTINUED)                       RETURN         SERV           SERV              SERV             SERV
 ASSETS
Investments, at fair value(1),(2)                $  696       $21,822        $308,815          $7,605             $4,166
Dividends receivable                                  2            --              --              --                 --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                  --            --               1              --                 --
Receivable for share redemptions                     --            26             380               9                  6
------------------------------------------------------------------------------------------------------------------------
Total assets                                        698        21,848         309,196           7,614              4,172
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   --            23             338               7                  6
    Administrative charge                            --             3              42               1                 --
    Contract terminations                            --            --              --              --                 --
Payable for investments purchased                     2            --               1              --                 --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     2            26             381               8                  6
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                --        21,473         308,677           6,571              3,574
Net assets applicable to contracts in
  payment period                                     --            --              --              --                 --
Net assets applicable to seed money                 696           349             138           1,035                592
------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $  696       $21,822        $308,815          $7,606             $4,166
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                98         2,791          49,490             265                328
(2) Investments, at cost                         $1,068       $46,054        $432,279          $9,681             $6,906
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 100    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                DREY VIF        EV VT          FID VIP        FID VIP        FID VIP
                                                INTL VAL,   FLOATING-RATE    CONTRAFUND,     GRO, SERV     INVEST GR,
DEC. 31, 2008 (CONTINUED)                         SERV           INC          SERV CL 2        CL 2         SERV CL 2
 ASSETS
Investments, at fair value(1),(2)                  $  746     $  911,051     $ 9,220,888     $393,839      $3,035,052
Dividends receivable                                   --          5,832              --           --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    --             --             106           --              --
Receivable for share redemptions                       --          1,080          10,928          499           4,110
----------------------------------------------------------------------------------------------------------------------
Total assets                                          746        917,963       9,231,922      394,338       3,039,162
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      1            960           9,681          445           3,387
    Administrative charge                              --            120           1,247           54             424
    Contract terminations                              --             --              --           --             299
Payable for investments purchased                      --          5,832             106           --              --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       1          6,912          11,034          499           4,110
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                  --        906,818       9,220,723      393,342       3,034,836
Net assets applicable to contracts in payment
  period                                               --             --              --           --              --
Net assets applicable to seed money                   745          4,233             165          497             216
----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $  745     $  911,051     $ 9,220,888     $393,839      $3,035,052
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  85        138,458         609,042       16,896         261,192
(2) Investments, at cost                           $1,350     $1,291,903     $16,415,962     $519,049      $3,186,135
----------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                 FID VIP       FID VIP      FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK
                                                MID CAP,      OVERSEAS,      GLOBAL REAL     INC SEC,     RISING DIVD,
DEC. 31, 2008 (CONTINUED)                       SERV CL 2     SERV CL 2       EST, CL 2        CL 2           CL 2
 ASSETS
Investments, at fair value(1),(2)              $3,848,535       $503,783        $161,756       $2,155            $692
Dividends receivable                                   --             --              --           --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    59             --              --           --              --
Receivable for share redemptions                    4,707            590             191            2              --
----------------------------------------------------------------------------------------------------------------------
Total assets                                    3,853,301        504,373         161,947        2,157             692
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                  4,191            522             170            3              --
    Administrative charge                             518             68              22           --              --
    Contract terminations                              --             --              --           --              --
Payable for investments purchased                      59             --              --           --              --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                   4,768            590             192            3              --
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           3,848,363        503,500         161,686        1,379               2
Net assets applicable to contracts in payment
  period                                               --             --              --           --              --
Net assets applicable to seed money                   170            283              69          775             690
----------------------------------------------------------------------------------------------------------------------
Total net assets                               $3,848,533       $503,783        $161,755       $2,154            $692
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             212,391         41,738          15,246          190              50
(2) Investments, at cost                       $5,909,695       $740,754        $362,862       $2,979            $890
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    101

STATEMENTS OF ASSETS AND LIABILITIES



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                              FTVIPT FRANK   FTVIPT FRANK        FTVIPT           FTVIPT        FTVIPT
                                                 SM CAP       SM MID CAP      MUTUAL SHARES      TEMP FOR    TEMP GLOBAL
DEC. 31, 2008 (CONTINUED)                       VAL, CL 2      GRO, CL 2        SEC, CL 2       SEC, CL 2     BOND, CL 2
 ASSETS
Investments, at fair value(1),(2)               $375,929      $  693,977       $2,672,076         $480,684    $2,523,928
Dividends receivable                                  --              --               --               --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                   30              --               30               30            --
Receivable for share redemptions                     443             847            3,225              576         3,425
------------------------------------------------------------------------------------------------------------------------
Total assets                                     376,402         694,824        2,675,331          481,290     2,527,353
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   393             752            2,861              511         2,876
    Administrative charge                             51              95              364               65           360
    Contract terminations                             --              --               --               --           189
Payable for investments purchased                     30              --               30               30            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    474             847            3,255              606         3,425
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            375,844         693,719        2,671,952          480,621     2,523,771
Net assets applicable to contracts in
  payment period                                      --              --               --               --            --
Net assets applicable to seed money                   84             258              124               63           157
------------------------------------------------------------------------------------------------------------------------
Total net assets                                $375,928      $  693,977       $2,672,076         $480,684    $2,523,928
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             35,633          59,062          226,832           44,673       147,598
(2) Investments, at cost                        $529,581      $1,081,541       $3,734,588         $648,539    $2,338,941
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 FTVIPT         GS VIT           GS VIT        JANUS ASPEN   JANUS ASPEN
                                                TEMP GRO     MID CAP VAL,   STRUCTD U.S. EQ,       BAL,         JANUS,
DEC. 31, 2008 (CONTINUED)                       SEC, CL 2        INST             INST             INST          SERV
 ASSETS
Investments, at fair value(1),(2)                   $560      $1,902,236           $  565       $  996,785    $2,554,902
Dividends receivable                                  --              --               --               --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                   --              44               --               --            --
Receivable for share redemptions                      --           2,288               --            1,269         3,015
------------------------------------------------------------------------------------------------------------------------
Total assets                                         560       1,904,568              565          998,054     2,557,917
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     1           2,036               --            1,132         2,677
    Administrative charge                             --             253               --              136           338
    Contract terminations                             --              --               --               --            --
Payable for investments purchased                     --              44               --               --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      1           2,333               --            1,268         3,015
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 --       1,902,103               --          996,312     2,554,788
Net assets applicable to contracts in
  payment period                                      --              --               --              474            --
Net assets applicable to seed money                  559             132              565               --           114
------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $559      $1,902,235           $  565       $  996,786    $2,554,902
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 68         219,658               71           43,528       163,986
(2) Investments, at cost                            $933      $3,243,843           $1,060       $1,089,104    $3,853,736
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 102    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES



                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                JANUS ASPEN    LM PTNRS          MFS           MFS          MFS
                                                   WORLD,     VAR SM CAP   INV GRO STOCK,   NEW DIS,   TOTAL RETURN,
DEC. 31, 2008 (CONTINUED)                           INST       GRO, CL I       SERV CL       SERV CL      SERV CL
 ASSETS
Investments, at fair value(1),(2)                 $146,324       $  575       $226,955      $188,999     $2,440,555
Dividends receivable                                    --           --             --            --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --           --             --            --             --
Receivable for share redemptions                       186           --            250           216          2,821
--------------------------------------------------------------------------------------------------------------------
Total assets                                       146,510          575        227,205       189,215      2,443,376
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     165            1            219           191          2,489
    Administrative charge                               20           --             31            26            332
    Contract terminations                               --           --             --            --             --
Payable for investments purchased                       --           --             --            --             --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                      185            1            250           217          2,821
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              145,789           --        226,649       188,555      2,440,025
Net assets applicable to contracts in payment
  period                                               536           --             --            --             --
Net assets applicable to seed money                     --          574            306           443            530
--------------------------------------------------------------------------------------------------------------------
Total net assets                                  $146,325       $  574       $226,955      $188,998     $2,440,555
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                7,593           66         32,655        23,595        160,141
(2) Investments, at cost                          $277,042       $1,054       $281,837      $315,225     $3,154,677
--------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                    MFS                                                    OPPEN
                                                 UTILITIES,      NACM           OPCAP         OPCAP       CAP APPR
DEC. 31, 2008 (CONTINUED)                         SERV CL       SM CAP           EQ          MANAGED         VA
 ASSETS
Investments, at fair value(1),(2)                 $144,796     $ 59,953        $30,604      $124,812       $174,722
Dividends receivable                                    --           --             --            --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --           --             --            --             --
Receivable for share redemptions                       150           76             39           159            223
--------------------------------------------------------------------------------------------------------------------
Total assets                                       144,946       60,029         30,643       124,971        174,945
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     130           68             35           143            199
    Administrative charge                               20            8              4            17             24
    Contract terminations                               --           --             --            --             --
Payable for investments purchased                       --           --             --            --             --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                      150           76             39           160            223
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              143,823       59,953         30,604       124,811        174,722
Net assets applicable to contracts in payment
  period                                                --           --             --            --             --
Net assets applicable to seed money                    973           --             --            --             --
--------------------------------------------------------------------------------------------------------------------
Total net assets                                  $144,796     $ 59,953        $30,604      $124,811       $174,722
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                8,040        4,471          1,733         5,166          6,806
(2) Investments, at cost                          $155,502     $119,484        $57,359      $205,496       $269,740
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    103

STATEMENTS OF ASSETS AND LIABILITIES



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------
                                                    OPPEN            OPPEN         OPPEN       OPPEN         OPPEN
                                                 CAP APPR VA,   GLOBAL SEC VA,    HI INC    HI INC VA,    MAIN ST SM
DEC. 31, 2008 (CONTINUED)                            SERV            SERV           VA         SERV      CAP VA, SERV
 ASSETS
Investments, at fair value(1),(2)                 $2,390,347        $358,925     $ 19,406    $ 56,416     $1,477,635
Dividends receivable                                      --              --           --          --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      275              --           --          50             30
Receivable for share redemptions                       2,860             428           25          60          1,881
---------------------------------------------------------------------------------------------------------------------
Total assets                                       2,393,482         359,353       19,431      56,526      1,479,546
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     2,537             379           22          51          1,678
    Administrative charge                                323              49            3           8            202
    Contract terminations                                 --              --           --          --             --
Payable for investments purchased                        275              --           --          50             30
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                      3,135             428           25         109          1,910
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              2,389,809         358,107       19,406      56,417      1,477,281
Net assets applicable to contracts in payment
  period                                                  --              --           --          --             --
Net assets applicable to seed money                      538             818           --          --            355
---------------------------------------------------------------------------------------------------------------------
Total net assets                                  $2,390,347        $358,925     $ 19,406    $ 56,417     $1,477,636
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 94,034          17,928       12,282      35,707        140,193
(2) Investments, at cost                          $3,349,966        $514,482     $107,413    $235,342     $2,010,607
---------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------
                                                    OPPEN          PIMCO VIT      PUT VT      PUT VT        PUT VT
                                                  STRATEGIC       ALL ASSET,     DIV INC,    DIV INC,     GRO & INC,
DEC. 31, 2008 (CONTINUED)                       BOND VA, SERV     ADVISOR CL       CL IA       CL IB         CL IA
 ASSETS
Investments, at fair value(1),(2)                 $6,955,177      $2,742,768      $50,086    $ 98,188       $110,011
Dividends receivable                                      --              --           --          --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                       25              --           --          --             --
Receivable for share redemptions                       8,547           3,350           64         124            140
---------------------------------------------------------------------------------------------------------------------
Total assets                                       6,963,749       2,746,118       50,150      98,312        110,151
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     7,429           2,975           57         111            125
    Administrative charge                                949             375            7          13             15
    Contract terminations                                169              --           --          --             --
Payable for investments purchased                         25              --           --          --             --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                      8,572           3,350           64         124            140
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              6,954,985       2,742,644       50,086      98,188        110,011
Net assets applicable to contracts in payment
  period                                                  --              --           --          --             --
Net assets applicable to seed money                      192             124           --          --             --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                  $6,955,177      $2,742,768      $50,086    $ 98,188       $110,011
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              1,525,258         297,158        8,756      17,287          9,533
(2) Investments, at cost                          $7,941,884      $3,440,764      $82,804    $154,096       $227,816
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 104    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------
                                                    PUT VT           PUT VT           PUT VT       PUT VT     PUT VT
                                                  GRO & INC,   GLOBAL HLTH CARE,    HI YIELD,    HI YIELD,   INTL EQ,
DEC. 31, 2008 (CONTINUED)                            CL IB           CL IB            CL IA        CL IB       CL IB
 ASSETS
Investments, at fair value(1),(2)                   $227,714           $547          $ 56,333     $ 76,055   $ 77,583
Dividends receivable                                      --             --                --           --         --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          --             --                --           --         --
Receivable for share redemptions                         287             --                72           96         94
---------------------------------------------------------------------------------------------------------------------
Total assets                                         228,001            547            56,405       76,151     77,677
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       256             --                64           87         84
    Administrative charge                                 31             --                 8           10         10
    Contract terminations                                 --             --                --           --         --
Payable for investments purchased                         --             --                --           --         --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                        287             --                72           97         94
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                227,523             --            56,324       76,054     77,189
Net assets applicable to contracts in payment
  period                                                  --             --                 9           --         --
Net assets applicable to seed money                      191            547                --           --        394
---------------------------------------------------------------------------------------------------------------------
Total net assets                                    $227,714           $547          $ 56,333     $ 76,054   $ 77,583
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 19,853             50            11,222       15,272      8,727
(2) Investments, at cost                            $460,756           $596          $102,743     $127,970   $120,887
---------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------
                                                    PUT VT           PUT VT           PUT VT       PUT VT     PUT VT
                                                   NEW OPP,        RESEARCH,       SM CAP VAL,     VISTA,    VOYAGER,
DEC. 31, 2008 (CONTINUED)                            CL IA           CL IB            CL IB        CL IB       CL IB
 ASSETS
Investments, at fair value(1),(2)                   $ 26,012         $5,778          $ 78,286      $15,864   $170,593
Dividends receivable                                      --             --                --           --         --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          --             --                --           --         --
Receivable for share redemptions                          33              6                96           21        217
---------------------------------------------------------------------------------------------------------------------
Total assets                                          26,045          5,784            78,382       15,885    170,810
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        29              6                86           20        194
    Administrative charge                                  4              1                10            2         23
    Contract terminations                                 --             --                --           --         --
Payable for investments purchased                         --             --                --           --         --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                         33              7                96           22        217
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 26,012          5,462            78,071       15,488    170,593
Net assets applicable to contracts in payment
  period                                                  --             --                --           --         --
Net assets applicable to seed money                       --            315               215          375         --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                    $ 26,012         $5,777          $ 78,286      $15,863   $170,593
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  1,972            722             9,178        1,909      8,538
(2) Investments, at cost                            $ 50,144         $8,447          $172,437      $18,758   $364,356
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    105

STATEMENTS OF ASSETS AND LIABILITIES



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------
                                                RVS PTNRS VP   RVS PTNRS VP     RVS PTNRS VP
                                                 FUNDAMENTAL      SELECT           SM CAP         RVS VP      RVS VP
DEC. 31, 2008 (CONTINUED)                            VAL            VAL              VAL            BAL      CASH MGMT
 ASSETS
Investments, at fair value(1),(2)                $2,097,986           $576       $1,034,526      $387,849   $1,135,930
Dividends receivable                                     --             --               --            --       23,057
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      --             --               53            --           --
Receivable for share redemptions                         --             --               --            --           --
----------------------------------------------------------------------------------------------------------------------
Total assets                                      2,097,986            576        1,034,579       387,849    1,158,987
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    2,186             --            1,115           438        1,316
    Administrative charge                               276             --              139            53          163
    Contract terminations                                --             --               --        31,867           --
Payable for investments purchased                        --             --               --            --           --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     2,462             --            1,254        32,358        1,479
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             2,095,456             --        1,033,020       355,491    1,150,400
Net assets applicable to contracts in payment
  period                                                 --             --               --            --           --
Net assets applicable to seed money                      68            576              305            --        7,108
----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $2,095,524           $576       $1,033,325      $355,491   $1,157,508
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               307,585             86          115,185        39,203    1,136,983
(2) Investments, at cost                         $3,256,207           $977       $1,621,446      $626,590   $1,136,453
----------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------
                                                                                   RVS VP                     RVS VP
                                                   RVS VP         RVS VP      GLOBAL INFLATION    SEL VP     HI YIELD
DEC. 31, 2008 (CONTINUED)                         DIV BOND      DIV EQ INC        PROT SEC          GRO        BOND
 ASSETS
Investments, at fair value(1),(2)                $5,961,204     $5,507,171       $1,988,014       $34,708     $192,395
Dividends receivable                                     --             --               --            --           --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      --            127               --            --           --
Receivable for share redemptions                         --             --               --            --           --
----------------------------------------------------------------------------------------------------------------------
Total assets                                      5,961,204      5,507,298        1,988,014        34,708      192,395
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    6,563          5,791            2,230            32          207
    Administrative charge                               827            730              280             4           26
    Contract terminations                                --             --               --            --           --
Payable for investments purchased                        --             --               --            --           --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     7,390          6,521            2,510            36          233
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             5,950,093      5,500,695        1,981,405        34,141      181,513
Net assets applicable to contracts in payment
  period                                                 --             --               --            --           --
Net assets applicable to seed money                   3,721             82            4,099           531       10,649
----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $5,953,814     $5,500,777       $1,985,504       $34,672     $192,162
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               608,390        622,687          197,679         8,168       39,788
(2) Investments, at cost                         $6,323,835     $8,701,743       $1,986,412       $48,817     $263,368
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 106    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------
                                                                                  SEL VP      RVS VP      RVS VP
                                                        RVS VP       RVS VP       LG CAP      MID CAP     MID CAP
DEC. 31, 2008 (CONTINUED)                               INC OPP      DYN EQ         VAL         GRO         VAL
 ASSETS
Investments, at fair value(1),(2)                     $1,613,495     $455,275         $433    $52,444       $  493
Dividends receivable                                          --           --           --         --           --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                  --           --           --         --           --
Receivable for share redemptions                              --           --           --         --           --
------------------------------------------------------------------------------------------------------------------
Total assets                                           1,613,495      455,275          433     52,444          493
------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         1,742          491           --         59           --
    Administrative charge                                    218           61           --          7           --
    Contract terminations                                     --           --           --         --           --
Payable for investments purchased                             --           --           --         --           --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                          1,960          552           --         66           --
------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                               1,608,419      454,203            3     52,018            6
Net assets applicable to contracts in payment period          --           --           --         --           --
Net assets applicable to seed money                        3,116          520          430        360          487
------------------------------------------------------------------------------------------------------------------
Total net assets                                      $1,611,535     $454,723         $433    $52,378       $  493
------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                    201,978       34,327           66      7,448           78
(2) Investments, at cost                              $2,007,314     $757,630         $723    $91,212       $1,108
------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------
                                                                     RVS VP                              VANK LIT
                                                        RVS VP        SHORT       THDL VP     THDL VP    COMSTOCK,
DEC. 31, 2008 (CONTINUED)                               S&P 500     DURATION     EMER MKTS   INTL OPP      CL II
 ASSETS
Investments, at fair value(1),(2)                     $1,073,000   $1,496,164   $1,875,659    $36,949   $3,967,874
Dividends receivable                                          --           --           --         --           --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                  --           25          104         --           96
Receivable for share redemptions                              --           --           --         --        4,810
------------------------------------------------------------------------------------------------------------------
Total assets                                           1,073,000    1,496,189    1,875,763     36,949    3,972,780
------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         1,098        1,543        1,965         41        4,276
    Administrative charge                                    145          202          247          5          534
    Contract terminations                                     --           --           --         --           --
Payable for investments purchased                             --           --           --         --           96
------------------------------------------------------------------------------------------------------------------
Total liabilities                                          1,243        1,745        2,212         46        4,906
------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                               1,071,408    1,488,650    1,873,452     36,316    3,967,772
Net assets applicable to contracts in payment period          --           --           --         --           --
Net assets applicable to seed money                          349        5,794           99        587          102
------------------------------------------------------------------------------------------------------------------
Total net assets                                      $1,071,757   $1,494,444   $1,873,551    $36,903   $3,967,874
------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                    180,110      150,376      214,089      4,308      482,710
(2) Investments, at cost                              $1,426,764   $1,538,308   $3,174,800    $51,056   $6,288,951
------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    107

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                    VANK UIF         VANK UIF        VANK UIF
                                                GLOBAL REAL EST,   MID CAP GRO,   U.S. REAL EST,     WANGER       WANGER
DEC. 31, 2008 (CONTINUED)                             CL II            CL II           CL II          INTL          USA
 ASSETS
Investments, at fair value(1),(2)                  $  681,817         $  518          $43,397      $2,301,583   $1,202,652
Dividends receivable                                       --             --               --              --           --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                        --             --               --              15           75
Receivable for share redemptions                          791             --               50           2,749        1,427
--------------------------------------------------------------------------------------------------------------------------
Total assets                                          682,608            518           43,447       2,304,347    1,204,154
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        702             --               44           2,443        1,269
    Administrative charge                                  89             --                6             306          159
    Contract terminations                                  --             --               --              --           --
Payable for investments purchased                          --             --               --              15           75
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         791             --               50           2,764        1,503
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 681,384              4           42,908       2,301,412    1,202,438
Net assets applicable to contracts in payment
  period                                                   --             --               --              --           --
Net assets applicable to seed money                       433            514              489             171          213
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $  681,817         $  518          $43,397      $2,301,583   $1,202,651
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 124,875             90            5,331         111,241       62,314
(2) Investments, at cost                           $1,132,266         $1,210          $87,992      $3,635,287   $2,008,239
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 108    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                          -----------------------------------------------------------------------------------
                                                AIM VI          AIM VI        AIM VI           AIM VI             AIM VI
                                              BASIC VAL,       CAP APPR,     CAP DEV,         CORE EQ,           CORE EQ,
YEAR ENDED DEC. 31, 2008                        SER II          SER II        SER II            SER I             SER II
 INVESTMENT INCOME
Dividend income                                $   4,146           $  --        $    --       $  11,936            $   172
Variable account expenses                         10,227              10          1,857           8,512                 91
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (6,081)            (10)        (1,857)          3,424                 81
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           76,716              14          5,934         199,028                326
    Cost of investments sold                      90,690              20          5,610         184,087                304
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (13,974)             (6)           324          14,941                 22
Distributions from capital gains                 161,268              --         20,193              --                 --
Net change in unrealized appreciation or
  depreciation of investments                   (666,286)           (695)      (108,392)       (218,453)            (3,062)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (518,992)           (701)       (87,875)       (203,512)            (3,040)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(525,073)          $(711)     $ (89,732)      $(200,088)           $(2,959)
-----------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                          -----------------------------------------------------------------------------------
                                                AIM VI          AIM VI        AIM VI           AIM VI           AB VPS BAL
                                          GLOBAL HLTH CARE,    INTL GRO,     INTL GRO,    MID CAP CORE EQ,   WEALTH STRATEGY,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)          SER II           SER I        SER II           SER II             CL B(1)
 INVESTMENT INCOME
Dividend income                                    $  --        $    469      $   7,745        $  1,125           $     --
Variable account expenses                              7           1,348         16,373           1,218                763
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (7)           (879)        (8,628)            (93)              (763)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                               21          39,370         59,622          24,675              1,163
    Cost of investments sold                          31          29,231         75,658          24,109              1,403
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (10)         10,139        (16,036)            566               (240)
Distributions from capital gains                     204           1,133         22,517           9,959                 --
Net change in unrealized appreciation or
  depreciation of investments                       (488)        (57,634)      (661,803)        (39,347)           (48,314)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (294)        (46,362)      (655,322)        (28,822)           (48,554)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $(301)       $(47,241)     $(663,950)       $(28,915)          $(49,317)
-----------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                          -----------------------------------------------------------------------------------
                                                AB VPS          AB VPS        AB VPS           AB VPS              AC VP
                                             GLOBAL TECH,     GRO & INC,     INTL VAL,       LG CAP GRO,        INC & GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             CL B            CL B          CL B             CL B               CL I
 INVESTMENT INCOME
Dividend income                               $       --      $   21,175   $     25,879      $       --          $   2,365
Variable account expenses                          2,395          16,777         39,300           4,356              1,491
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (2,395)          4,398        (13,421)         (4,356)               874
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            9,187         142,401        235,253          49,472             51,968
    Cost of investments sold                       7,886         170,235        262,878          47,268             51,476
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      1,301         (27,834)       (27,625)          2,204                492
Distributions from capital gains                      --         218,480        185,142              --             14,169
Net change in unrealized appreciation or
  depreciation of investments                   (118,946)       (803,107)    (2,247,508)       (147,840)           (59,244)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (117,645)       (612,461)    (2,089,991)       (145,636)           (44,583)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(120,040)      $(608,063)   $(2,103,412)      $(149,992)          $(43,709)
-----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    109

STATEMENTS OF OPERATIONS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                           --------------------------------------------------------------------------------
                                                AC VP            AC VP           AC VP            AC VP            AC VP
                                           INFLATION PROT,       INTL,       MID CAP VAL,         ULTRA,            VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)            CL II            CL II           CL II            CL II             CL I
 INVESTMENT INCOME
Dividend income                               $  80,568             $   5           $   1      $        --        $  2,303
Variable account expenses                        22,113                 5               9           25,210           1,291
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  58,455                --              (8)         (25,210)          1,012
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         637,946                 5              11          194,693          17,726
    Cost of investments sold                    641,662                 4              13          214,367          19,295
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (3,716)                1              (2)         (19,674)         (1,569)
Distributions from capital gains                     --                71              --          298,163          12,226
Net change in unrealized appreciation or
  depreciation of investments                   (97,269)             (492)           (320)      (1,244,153)        (40,805)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (100,985)             (420)           (322)        (965,664)        (30,148)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ (42,530)            $(420)          $(330)     $  (990,874)       $(29,136)
---------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                           --------------------------------------------------------------------------------
                                                AC VP             COL             COL              COL              COL
                                                 VAL,          HI YIELD,     MARSICO GRO,   MARSICO INTL OPP,   SM CAP VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)            CL II           VS CL B         VS CL A          VS CL B          VS CL B
 INVESTMENT INCOME
Dividend income                                 $ 2,623        $   40,250    $      9,997            $  11       $  11,160
Variable account expenses                         1,699             5,098          37,338                6          30,133
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     924            35,152         (27,341)               5         (18,973)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           3,345            57,369         158,442                7         393,197
    Cost of investments sold                      4,518            65,703         192,436               11         486,334
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (1,173)           (8,334)        (33,994)              (4)        (93,137)
Distributions from capital gains                 14,880                --              --              172         299,788
Net change in unrealized appreciation or
  depreciation of investments                   (51,143)         (130,085)     (1,390,574)            (728)       (895,887)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (37,436)         (138,419)     (1,424,568)            (560)       (689,236)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(36,512)        $(103,267)    $(1,451,909)           $(555)      $(708,209)
---------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                           --------------------------------------------------------------------------------
                                                  CS            DREY IP         DREY IP          DREY VIF         DREY VIF
                                              COMMODITY      MIDCAP STOCK,     TECH GRO,          APPR,           INTL EQ,
YEAR ENDED DEC. 31, 2008 (CONTINUED)            RETURN            SERV           SERV              SERV             SERV
 INVESTMENT INCOME
Dividend income                                   $  17          $    246       $      --          $   162         $    93
Variable account expenses                             7               423           5,739              125              92
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      10              (177)         (5,739)              37               1
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                               6             1,098          66,079              138              85
    Cost of investments sold                          7             1,519          64,197              141             101
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (1)             (421)          1,882               (3)            (16)
Distributions from capital gains                     62             4,891              --              705             199
Net change in unrealized appreciation or
  depreciation of investments                      (432)          (19,315)       (212,139)          (4,102)         (3,360)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (371)          (14,845)       (210,257)          (3,400)         (3,177)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $(361)         $(15,022)      $(215,996)         $(3,363)        $(3,176)
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 110    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS



                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             --------------------------------------------------------------------------
                                               DREY VIF         EV VT          FID VIP         FID VIP        FID VIP
                                               INTL VAL,    FLOATING-RATE    CONTRAFUND,      GRO, SERV     INVEST GR,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             SERV            INC          SERV CL 2         CL 2         SERV CL 2
 INVESTMENT INCOME
Dividend income                                     $  22     $   58,709     $   106,009      $   3,604     $  134,841
Variable account expenses                               7         13,563         166,636          8,302         46,800
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        15         45,146         (60,627)        (4,698)        88,041
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                                 8        141,089       1,457,780         28,282      1,122,394
    Cost of investments sold                           12        156,780       1,888,582         25,400      1,167,194
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                          (4)       (15,691)       (430,802)         2,882        (44,800)
Distributions from capital gains                      188             --         371,004             --          2,719
Net change in unrealized appreciation or
  depreciation of investments                        (667)      (354,046)     (6,714,279)      (362,080)      (228,743)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (483)      (369,737)     (6,774,077)      (359,198)      (270,824)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $  (468)     $(324,591)    $(6,834,704)     $(363,896)    $ (182,783)
-----------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             --------------------------------------------------------------------------
                                                FID VIP        FID VIP       FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK
                                               MID CAP,       OVERSEAS,      GLOBAL REAL      INC SEC,     RISING DIVD,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           SERV CL 2      SERV CL 2       EST, CL 2         CL 2           CL 2
 INVESTMENT INCOME
Dividend income                               $    12,284     $   18,006       $   2,675        $   124          $  15
Variable account expenses                          67,542          9,708           3,343             30              5
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (55,258)         8,298            (668)            94             10
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           390,891         91,705          28,588             36              8
    Cost of investments sold                      453,616        107,694          50,133             40              9
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (62,725)       (15,989)        (21,545)            (4)            (1)
Distributions from capital gains                  797,136         94,830          73,067             52              7
Net change in unrealized appreciation or
  depreciation of investments                  (3,106,086)      (515,608)       (184,600)        (1,052)          (279)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (2,371,675)      (436,767)       (133,078)        (1,004)          (273)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(2,426,933)    $ (428,469)      $(133,746)       $  (910)         $(263)
-----------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             --------------------------------------------------------------------------
                                             FTVIPT FRANK    FTVIPT FRANK       FTVIPT         FTVIPT         FTVIPT
                                                SM CAP        SM MID CAP    MUTUAL SHARES     TEMP FOR      TEMP GLOBAL
YEAR ENDED DEC. 31, 2008 (CONTINUED)           VAL, CL 2      GRO, CL 2       SEC, CL 2       SEC, CL 2     BOND, CL 2
 INVESTMENT INCOME
Dividend income                                 $   6,341     $       --     $   114,674      $  16,883       $106,171
Variable account expenses                           7,090         13,434          50,595          9,161         38,021
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (749)       (13,434)         64,079          7,722         68,150
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            52,755         56,230         449,997         62,646      1,075,387
    Cost of investments sold                       62,305         73,753         487,871         65,447      1,013,097
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (9,550)       (17,523)        (37,874)        (2,801)        62,290
Distributions from capital gains                   43,916        126,457         163,105         69,096             --
Net change in unrealized appreciation or
  depreciation of investments                    (235,578)      (628,048)     (1,930,645)      (425,014)       (19,820)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (201,212)      (519,114)     (1,805,414)      (358,719)        42,470
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(201,961)    $ (532,548)    $(1,741,335)     $(350,997)      $110,620
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    111

STATEMENTS OF OPERATIONS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                                FTVIPT        GS VIT           GS VIT        JANUS ASPEN    JANUS ASPEN
                                               TEMP GRO    MID CAP VAL,   STRUCTD U.S. EQ,       BAL,          JANUS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)          SEC, CL 2        INST             INST             INST           SERV
 INVESTMENT INCOME
Dividend income                                   $  14     $    28,209           $  13       $   36,132    $    18,909
Variable account expenses                             5          33,513               5           20,959         38,706
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       9          (5,304)              8           15,173        (19,797)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                               5         598,530               5          768,091        419,507
    Cost of investments sold                          6         723,698               7          711,452        482,282
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (1)       (125,168)             (2)          56,639        (62,775)
Distributions from capital gains                     55           5,051               7          105,062             --
Net change in unrealized appreciation or
  depreciation of investments                      (479)       (914,606)           (349)        (436,353)    (1,360,231)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (425)     (1,034,723)           (344)        (274,652)    (1,423,006)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $(416)    $(1,040,027)          $(336)      $ (259,479)   $(1,442,803)
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                             JANUS ASPEN     LM PTNRS            MFS             MFS            MFS
                                                WORLD,      VAR SM CAP     INV GRO STOCK,      NEW DIS,    TOTAL RETURN,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             INST        GRO, CL I         SERV CL         SERV CL        SERV CL
 INVESTMENT INCOME
Dividend income                               $   2,837           $  --       $     935       $       --      $  90,069
Variable account expenses                         3,645               6           3,870            3,353         39,699
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (808)             (6)         (2,935)          (3,353)        50,370
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         139,961               7          24,271           14,763        316,790
    Cost of investments sold                    165,765               9          22,079           17,331        398,216
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (25,804)             (2)          2,192           (2,568)       (81,426)
Distributions from capital gains                     --              29          15,607           55,506        196,402
Net change in unrealized appreciation or
  depreciation of investments                  (114,573)           (420)       (156,343)        (177,548)      (986,927)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (140,377)           (393)       (138,544)        (124,610)      (871,951)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(141,185)          $(399)      $(141,479)      $ (127,963)     $(821,581)
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                                 MFS                                                           OPPEN
                                              UTILITIES,       NACM             OPCAP           OPCAP         CAP APPR
YEAR ENDED DEC. 31, 2008 (CONTINUED)           SERV CL        SM CAP             EQ            MANAGED           VA
 INVESTMENT INCOME
Dividend income                                $  1,734        $     --        $    386         $  5,618      $     516
Variable account expenses                         1,721           1,403             665            2,719          4,459
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      13          (1,403)           (279)           2,899         (3,943)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           4,101          42,116          17,754          151,258        184,145
    Cost of investments sold                      2,844          49,655          20,836          179,405        174,738
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     1,257          (7,539)         (3,082)         (28,147)         9,407
Distributions from capital gains                 21,108          24,096          10,252           15,694             --
Net change in unrealized appreciation or
  depreciation of investments                   (85,185)        (64,073)        (29,523)         (61,834)      (178,907)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (62,820)        (47,516)        (22,353)         (74,287)      (169,500)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(62,807)       $(48,919)       $(22,632)       $ (71,388)     $(173,443)
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 112    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                   OPPEN             OPPEN           OPPEN        OPPEN         OPPEN
                                                CAP APPR VA,     GLOBAL SEC VA,      HI INC    HI INC VA,    MAIN ST SM
YEAR ENDED DEC. 31, 2008 (CONTINUED)                SERV              SERV             VA         SERV      CAP VA, SERV
 INVESTMENT INCOME
Dividend income                                 $        --        $   6,741       $   7,488   $   16,198    $     5,710
Variable account expenses                            47,074            6,940           1,261        2,622         29,036
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (47,074)            (199)          6,227       13,576        (23,326)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             506,970           45,324         102,802      106,340         97,278
    Cost of investments sold                        459,379           55,135         125,732      141,544        105,522
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        47,591           (9,811)        (22,930)     (35,204)        (8,244)
Distributions from capital gains                         --           36,146              --           --        118,748
Net change in unrealized appreciation or
  depreciation of investments                    (1,988,285)        (296,218)        (63,327)    (164,688)    (1,044,374)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (1,940,694)        (269,883)        (86,257)    (199,892)      (933,870)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(1,987,768)       $(270,082)      $ (80,030)  $ (186,316)   $  (957,196)
------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                   OPPEN           PIMCO VIT         PUT VT      PUT VT        PUT VT
                                                 STRATEGIC         ALL ASSET,       DIV INC,    DIV INC,     GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           BOND VA, SERV       ADVISOR CL        CL IA        CL IB         CL IA
 INVESTMENT INCOME
Dividend income                                 $   393,763        $ 180,499        $  5,158     $ 11,348       $  4,746
Variable account expenses                           109,040           38,927           1,086        2,297          2,445
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     284,723          141,572           4,072        9,051          2,301
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           1,749,843          538,663          25,947       94,546         67,391
    Cost of investments sold                      1,755,856          595,412          32,522      107,991         97,716
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (6,013)         (56,749)         (6,575)     (13,445)       (30,325)
Distributions from capital gains                     94,328            9,248              --           --         34,308
Net change in unrealized appreciation or
  depreciation of investments                    (1,716,760)        (660,409)        (24,086)     (47,742)       (90,069)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (1,628,445)        (707,910)        (30,661)     (61,187)       (86,086)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(1,343,722)       $(566,338)       $(26,589)   $ (52,136)      $(83,785)
------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                   PUT VT            PUT VT          PUT VT      PUT VT        PUT VT
                                                 GRO & INC,    GLOBAL HLTH CARE,   HI YIELD,    HI YIELD,     INTL EQ,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               CL IB             CL IB           CL IA        CL IB         CL IB
 INVESTMENT INCOME
Dividend income                                   $   9,797            $  --        $  8,822     $ 11,230       $  2,403
Variable account expenses                             5,734                4           1,190        1,524          1,515
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       4,063               (4)          7,632        9,706            888
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             249,198                4          44,400       41,458          3,630
    Cost of investments sold                        352,448                4          61,204       51,972          3,935
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (103,250)              --         (16,804)     (10,514)          (305)
Distributions from capital gains                     84,235                6              --           --         18,461
Net change in unrealized appreciation or
  depreciation of investments                      (183,284)            (118)        (14,216)     (28,679)       (82,040)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (202,299)            (112)        (31,020)     (39,193)       (63,884)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $(198,236)           $(116)       $(23,388)    $(29,487)      $(62,996)
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    113

STATEMENTS OF OPERATIONS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------
                                                   PUT VT         PUT VT           PUT VT          PUT VT      PUT VT
                                                  NEW OPP,       RESEARCH,       SM CAP VAL,       VISTA,     VOYAGER,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL IA          CL IB            CL IB          CL IB       CL IB
 INVESTMENT INCOME
Dividend income                                     $    175        $    12        $  1,479       $     --   $      --
Variable account expenses                                694             65           1,413            359       3,968
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (519)           (53)             66           (359)     (3,968)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               27,869            652           6,352          3,695     192,158
    Cost of investments sold                          37,250            784           9,926          2,875     294,959
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (9,381)          (132)         (3,574)           820    (102,801)
Distributions from capital gains                          --             --          25,896             --          --
Net change in unrealized appreciation or
  depreciation of investments                        (10,779)        (2,801)        (69,670)       (14,646)    (24,338)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (20,160)        (2,933)        (47,348)       (13,826)   (127,139)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $(20,679)       $(2,986)       $(47,282)      $(14,185)  $(131,107)
----------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------
                                                RVS PTNRS VP   RVS PTNRS VP     RVS PTNRS VP
                                                 FUNDAMENTAL      SELECT           SM CAP          RVS VP      RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 VAL            VAL              VAL            BAL      CASH MGMT
 INVESTMENT INCOME
Dividend income                                 $        702          $  --      $    1,526      $   1,373    $ 27,287
Variable account expenses                             30,357             --          19,084          7,609      16,197
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (29,655)            --         (17,558)        (6,236)     11,090
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              134,065             10         233,888        195,526     327,876
    Cost of investments sold                         164,961             18         277,777        234,323     327,964
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (30,896)            (8)        (43,889)       (38,797)        (88)
Distributions from capital gains                      17,431              7          56,764         40,975          --
Net change in unrealized appreciation or
  depreciation of investments                     (1,092,199)          (339)       (496,211)      (184,809)       (306)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (1,105,664)          (340)       (483,336)      (182,631)       (394)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ (1,135,319)         $(340)     $ (500,894)     $(188,867)   $ 10,696
----------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------
                                                                                   RVS VP                      RVS VP
                                                   RVS VP         RVS VP      GLOBAL INFLATION     SEL VP     HI YIELD
YEAR ENDED DEC. 31, 2008 (CONTINUED)              DIV BOND      DIV EQ INC        PROT SEC          GRO         BOND
 INVESTMENT INCOME
Dividend income                                    $  25,922    $     4,322        $ 56,354       $    135    $    674
Variable account expenses                             86,897         83,988          29,537            599       3,314
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (60,975)       (79,666)         26,817           (464)     (2,640)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            1,576,133        393,553         860,124          4,524      33,105
    Cost of investments sold                       1,649,606        476,632         843,107          4,628      36,505
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (73,473)       (83,079)         17,017           (104)     (3,400)
Distributions from capital gains                          --        517,718              --             --          --
Net change in unrealized appreciation or
  depreciation of investments                       (393,509)    (3,633,882)        (76,713)       (28,500)    (61,323)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (466,982)    (3,199,243)        (59,696)       (28,604)    (64,723)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $  (527,957)   $(3,278,909)      $ (32,879)      $(29,068)   $(67,363)
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 114    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                                                     SEL VP          RVS VP        RVS VP
                                                    RVS VP           RVS VP          LG CAP         MID CAP       MID CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                INC OPP          DYN EQ            VAL            GRO           VAL
 INVESTMENT INCOME
Dividend income                                    $   3,251        $   1,493            $  --       $     21         $  --
Variable account expenses                             24,060            8,871               --          1,301            --
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (20,809)          (7,378)              --         (1,280)           --
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              315,510          140,157                2         46,488            --
    Cost of investments sold                         353,693          167,928                3         51,787            --
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (38,183)         (27,771)              (1)        (5,299)           --
Distributions from capital gains                          --           72,902               13            782           173
Net change in unrealized appreciation or
  depreciation of investments                       (342,407)        (382,181)            (296)       (45,541)         (578)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (380,590)        (337,050)            (284)       (50,058)         (405)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $(401,399)       $(344,428)           $(284)      $(51,338)        $(405)
---------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                                     RVS VP                                       VANK LIT
                                                    RVS VP            SHORT          THDL VP        THDL VP      COMSTOCK,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                S&P 500         DURATION        EMER MKTS       INTL OPP       CL II
 INVESTMENT INCOME
Dividend income                                    $   1,055         $  1,978      $    15,084       $  1,349   $   107,368
Variable account expenses                             18,579           18,304           29,335            818        67,433
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (17,524)         (16,326)         (14,251)           531        39,935
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               84,683          207,772          193,916         24,430       592,992
    Cost of investments sold                          83,691          211,247          191,398         22,584       736,706
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                            992           (3,475)           2,518          1,846      (143,714)
Distributions from capital gains                      58,152               --          378,120             --       263,696
Net change in unrealized appreciation or
  depreciation of investments                       (699,041)         (37,374)      (1,964,246)       (31,666)   (2,357,308)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (639,897)         (40,849)      (1,583,608)       (29,820)   (2,237,326)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $(657,421)        $(57,175)     $(1,597,859)      $(29,289)  $(2,197,391)
---------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                   VANK UIF         VANK UIF        VANK UIF
                                               GLOBAL REAL EST,   MID CAP GRO,   U.S. REAL EST,      WANGER        WANGER
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 CL II            CL II           CL II           INTL          USA
 INVESTMENT INCOME
Dividend income                                    $  16,661            $   6         $  1,418    $    22,768     $      --
Variable account expenses                              8,427                5              702         34,717        20,137
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        8,234                1              716        (11,949)      (20,137)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              124,357                5            5,371        202,452       176,119
    Cost of investments sold                         149,429                7            6,401        218,328       210,676
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (25,072)              (2)          (1,030)       (15,876)      (34,557)
Distributions from capital gains                      38,877              210           19,697        344,376       177,339
Net change in unrealized appreciation or
  depreciation of investments                       (403,644)            (670)         (40,759)    (1,873,892)     (833,682)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (389,839)            (462)         (22,092)    (1,545,392)     (690,900)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $(381,605)           $(461)        $(21,376)   $(1,557,341)    $(711,037)
---------------------------------------------------------------------------------------------------------------------------





   (1) For the period Sept. 26, 2008 (commencement of operations) to Dec. 31, 2008.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    115

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------
                                                          AIM VI       AIM VI      AIM VI      AIM VI     AIM VI
                                                        BASIC VAL,   CAP APPR,    CAP DEV,    CORE EQ,   CORE EQ,
YEAR ENDED DEC. 31, 2008                                  SER II       SER II      SER II      SER I      SER II
 OPERATIONS
Investment income (loss) -- net                         $   (6,081)    $  (10)   $  (1,857)  $   3,424    $    81
Net realized gain (loss) on sales of investments           (13,974)        (6)         324      14,941         22
Distributions from capital gains                           161,268         --       20,193          --         --
Net change in unrealized appreciation or depreciation
  of investments                                          (666,286)      (695)    (108,392)   (218,453)    (3,062)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              (525,073)      (711)     (89,732)   (200,088)    (2,959)
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   1,292         --        1,117         250      1,073
Net transfers(1)                                            55,161         (3)       2,258      (3,819)        (4)
Contract terminations:
    Surrender benefits and contract charges                (34,620)        --       (4,186)   (184,287)      (232)
    Death benefits                                          (3,101)        --           --      (1,103)        --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              18,732         (3)        (811)   (188,959)       837
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          1,009,110      1,649      189,634     806,038      9,072
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  502,769     $  935    $  99,091   $ 416,991    $ 6,950
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     597,371         --       87,041     590,760      7,171
Contract purchase payments                                     918         --          571         194      1,086
Net transfers(1)                                            72,014         --        1,795      (3,272)        --
Contract terminations:
    Surrender benefits and contract charges                (31,196)        --       (2,318)   (143,150)      (207)
    Death benefits                                          (2,855)        --           --        (867)        --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           636,252         --       87,089     443,665      8,050
-----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 116    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------
                                                  AIM VI          AIM VI      AIM VI          AIM VI           AB VPS BAL
                                            GLOBAL HLTH CARE,   INTL GRO,    INTL GRO,   MID CAP CORE EQ,   WEALTH STRATEGY,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)            SER II          SER I       SER II          SER II             CL B(2)
 OPERATIONS
Investment income (loss) -- net                   $   (7)        $   (879)  $   (8,628)      $    (93)          $   (763)
Net realized gain (loss) on sales of
  investments                                        (10)          10,139      (16,036)           566               (240)
Distributions from capital gains                     204            1,133       22,517          9,959                 --
Net change in unrealized appreciation or
  depreciation of investments                       (488)         (57,634)    (661,803)       (39,347)           (48,314)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (301)         (47,241)    (663,950)       (28,915)           (49,317)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            --              137      359,517             81              1,003
Net transfers(1)                                     (16)             (42)     436,963        (19,662)           288,057
Contract terminations:
    Surrender benefits and contract
          charges                                     --          (36,825)     (24,546)        (1,949)              (400)
    Death benefits                                    --             (684)      (4,091)          (788)                --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                       (16)         (37,414)     767,843        (22,318)           288,660
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    1,070          143,361    1,114,361        117,080                 --
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  753         $ 58,706   $1,218,254       $ 65,847           $239,343
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                --           76,739    1,069,008         90,988                 --
Contract purchase payments                            --               80      416,655             64                765
Net transfers(1)                                      --              (14)     544,544        (16,148)           290,208
Contract terminations:
    Surrender benefits and contract
          charges                                     --          (22,939)     (32,959)        (1,631)              (484)
    Death benefits                                    --             (410)      (6,101)          (633)                --
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      --           53,456    1,991,147         72,640            290,489
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    117

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                      AB VPS        AB VPS        AB VPS        AB VPS        AC VP
                                                   GLOBAL TECH,   GRO & INC,    INTL VAL,    LG CAP GRO,   INC & GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   CL B          CL B          CL B          CL B         CL I
 OPERATIONS
Investment income (loss) -- net                      $  (2,395)   $    4,398   $   (13,421)   $  (4,356)    $    874
Net realized gain (loss) on sales of investments         1,301       (27,834)      (27,625)       2,204          492
Distributions from capital gains                            --       218,480       185,142           --       14,169
Net change in unrealized appreciation or
  depreciation of investments                         (118,946)     (803,107)   (2,247,508)    (147,840)     (59,244)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (120,040)     (608,063)   (2,103,412)    (149,992)     (43,709)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  --            --       502,315           --        2,561
Net transfers(1)                                         8,835        42,227       895,312       11,104       (4,962)
Contract terminations:
    Surrender benefits and contract charges             (6,574)     (126,410)      (74,195)     (43,558)     (44,102)
    Death benefits                                          --            --        (6,199)          --         (790)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           2,261       (84,183)    1,317,233      (32,454)     (47,293)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        247,892     1,529,880     3,278,070      381,123      160,979
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 130,113    $  837,634   $ 2,491,891    $ 198,677     $ 69,977
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 130,154       831,312     2,119,899      225,068      119,119
Contract purchase payments                                  --            --       432,782           --        2,048
Net transfers(1)                                         5,509        32,148     1,054,610        9,843       (4,562)
Contract terminations:
    Surrender benefits and contract charges             (3,992)      (86,030)      (65,295)     (37,135)     (35,703)
    Death benefits                                          --            --        (6,165)          --         (644)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       131,671       777,430     3,535,831      197,776       80,258
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 118    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------
                                                          AC VP        AC VP       AC VP         AC VP        AC VP
                                                     INFLATION PROT,   INTL,   MID CAP VAL,      ULTRA,       VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                      CL II        CL II       CL II         CL II        CL I
 OPERATIONS
Investment income (loss) -- net                         $   58,455     $  --      $   (8)     $   (25,210)  $  1,012
Net realized gain (loss) on sales of investments            (3,716)        1          (2)         (19,674)    (1,569)
Distributions from capital gains                                --        71          --          298,163     12,226
Net change in unrealized appreciation or
  depreciation of investments                              (97,269)     (492)       (320)      (1,244,153)   (40,805)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          (42,530)     (420)       (330)        (990,874)   (29,136)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  25,051        --         463            6,058        100
Net transfers(1)                                          (536,921)       --          (1)          32,405        107
Contract terminations:
    Surrender benefits and contract charges                (50,861)       --          --          (54,465)   (15,115)
    Death benefits                                          (2,877)       --          --           (3,139)      (814)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (565,608)       --         462          (19,141)   (15,722)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          1,853,238       928         936        2,356,691    116,404
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $1,245,100     $ 508      $1,068      $ 1,346,676   $ 71,546
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   1,683,033        --          --        2,000,823     65,970
Contract purchase payments                                  23,115        --         543            5,891         61
Net transfers(1)                                          (495,264)       --          --           38,189         73
Contract terminations:
    Surrender benefits and contract charges                (45,795)       --          --          (55,557)    (9,449)
    Death benefits                                          (2,558)       --          --           (2,839)      (499)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         1,162,531        --         543        1,986,507     56,156
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    119

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                   AC VP       COL           COL              COL              COL
                                                   VAL,     HI YIELD,   MARSICO GRO,   MARSICO INTL OPP,   SM CAP VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               CL II     VS CL B       VS CL A          VS CL B          VS CL B
 OPERATIONS
Investment income (loss) -- net                  $    924   $  35,152    $   (27,341)        $    5         $  (18,973)
Net realized gain (loss) on sales of
  investments                                      (1,173)     (8,334)       (33,994)            (4)           (93,137)
Distributions from capital gains                   14,880          --             --            172            299,788
Net change in unrealized appreciation or
  depreciation of investments                     (51,143)   (130,085)    (1,390,574)          (728)          (895,887)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (36,512)   (103,267)    (1,451,909)          (555)          (708,209)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             --      11,411        803,345             --            635,088
Net transfers(1)                                       (1)    (29,119)       807,944             (2)            91,047
Contract terminations:
    Surrender benefits and contract charges        (1,646)    (13,628)       (56,349)            --            (43,233)
    Death benefits                                     --          --         (9,594)            --             (7,703)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,647)    (31,336)     1,545,346             (2)           675,199
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   131,901     430,874      2,555,067          1,138          2,084,391
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 93,742   $ 296,271    $ 2,648,504         $  581         $2,051,381
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            112,618     401,727      2,274,997             --          1,817,906
Contract purchase payments                             --      12,481        861,482             --            605,966
Net transfers(1)                                       --     (28,485)       893,132             --            147,276
Contract terminations:
    Surrender benefits and contract charges        (1,634)    (13,646)       (68,640)            --            (44,906)
    Death benefits                                     --          --        (12,336)            --             (8,392)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  110,984     372,077      3,948,635             --          2,517,850
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 120    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------
                                                         CS         DREY IP       DREY IP    DREY VIF   DREY VIF
                                                     COMMODITY   MIDCAP STOCK,   TECH GRO,     APPR,    INTL EQ,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   RETURN         SERV          SERV       SERV       SERV
 OPERATIONS
Investment income (loss) -- net                        $   10       $   (177)    $  (5,739)   $    37    $     1
Net realized gain (loss) on sales of investments           (1)          (421)        1,882         (3)       (16)
Distributions from capital gains                           62          4,891            --        705        199
Net change in unrealized appreciation or
  depreciation of investments                            (432)       (19,315)     (212,139)    (4,102)    (3,360)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        (361)       (15,022)     (215,996)    (3,363)    (3,176)
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --             --         1,250         --         --
Net transfers(1)                                           (1)         2,363         8,328         (3)        (1)
Contract terminations:
    Surrender benefits and contract charges                --             (9)      (12,875)        (9)        --
    Death benefits                                         --             --          (775)        --         --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (1)         2,354        (4,072)       (12)        (1)
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,058         34,490       528,883     10,981      7,343
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  696       $ 21,822     $ 308,815    $ 7,606    $ 4,166
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --         28,520       436,129      7,483      5,781
Contract purchase payments                                 --             --         1,217         --         --
Net transfers(1)                                           --          2,237        15,466         --         --
Contract terminations:
    Surrender benefits and contract charges                --             (8)      (12,723)        (9)        --
    Death benefits                                         --             --          (682)        --         --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           --         30,749       439,407      7,474      5,781
----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    121

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                      DREY VIF       EV VT         FID VIP      FID VIP      FID VIP
                                                     INTL VAL,   FLOATING-RATE   CONTRAFUND,   GRO, SERV   INVEST GR,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                    SERV          INC         SERV CL 2       CL 2      SERV CL 2
 OPERATIONS
Investment income (loss) -- net                        $   15      $   45,146    $   (60,627)  $  (4,698)  $   88,041
Net realized gain (loss) on sales of investments           (4)        (15,691)      (430,802)      2,882      (44,800)
Distributions from capital gains                          188              --        371,004          --        2,719
Net change in unrealized appreciation or
  depreciation of investments                            (667)       (354,046)    (6,714,279)   (362,080)    (228,743)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        (468)       (324,591)    (6,834,704)   (363,896)    (182,783)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --         271,262        879,498       6,124      566,342
Net transfers(1)                                           (3)         75,313         40,820      20,334     (673,794)
Contract terminations:
    Surrender benefits and contract charges                --         (27,567)      (361,383)    (13,111)    (109,164)
    Death benefits                                         --          (2,640)       (31,664)         --       (6,948)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (3)        316,368        527,271      13,347     (223,564)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,216         919,274     15,528,321     744,388    3,441,399
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  745      $  911,051    $ 9,220,888   $ 393,839   $3,035,052
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --         925,995      8,156,509     387,408    3,227,572
Contract purchase payments                                 --         292,888        662,767       3,559      537,849
Net transfers(1)                                           --          97,492        152,565      12,619     (665,403)
Contract terminations:
    Surrender benefits and contract charges                --         (32,644)      (225,088)     (9,182)    (104,566)
    Death benefits                                         --          (2,728)       (20,832)         --       (6,674)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           --       1,281,003      8,725,921     394,404    2,988,778
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 122    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------
                                                   FID VIP      FID VIP    FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK
                                                   MID CAP,    OVERSEAS,    GLOBAL REAL     INC SEC,     RISING DIVD,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SERV CL 2    SERV CL 2     EST, CL 2        CL 2           CL 2
 OPERATIONS
Investment income (loss) -- net                  $   (55,258)  $   8,298     $    (668)      $    94         $  10
Net realized gain (loss) on sales of
  investments                                        (62,725)    (15,989)      (21,545)           (4)           (1)
Distributions from capital gains                     797,136      94,830        73,067            52             7
Net change in unrealized appreciation or
  depreciation of investments                     (3,106,086)   (515,608)     (184,600)       (1,052)         (279)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (2,426,933)   (428,469)     (133,746)         (910)         (263)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           413,096       2,897            --           463            --
Net transfers(1)                                     451,522     (36,974)       (6,058)           (3)           (4)
Contract terminations:
    Surrender benefits and contract charges         (195,606)    (14,512)      (12,680)           (4)           --
    Death benefits                                    (4,912)     (1,598)           --            --            --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       664,100     (50,187)      (18,738)          456            (4)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    5,611,366     982,439       314,239         2,608           959
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 3,848,533   $ 503,783     $ 161,755       $ 2,154         $ 692
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             2,467,067     376,373       170,624         1,214            --
Contract purchase payments                           295,338       1,269            --           513            --
Net transfers(1)                                     389,590     (15,690)       (8,170)           --            --
Contract terminations:
    Surrender benefits and contract charges         (100,000)     (7,340)       (7,981)           (2)           --
    Death benefits                                    (4,964)     (1,022)           --            --            --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   3,047,031     353,590       154,473         1,725            --
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    123

STATEMENTS OF CHANGES IN NET ASSETS



                                                                    SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                               FTVIPT FRANK   FTVIPT FRANK       FTVIPT        FTVIPT       FTVIPT
                                                  SM CAP       SM MID CAP    MUTUAL SHARES    TEMP FOR   TEMP GLOBAL
YEAR ENDED DEC. 31, 2008 (CONTINUED)             VAL, CL 2      GRO, CL 2      SEC, CL 2     SEC, CL 2    BOND, CL 2
 OPERATIONS
Investment income (loss) -- net                  $    (749)    $  (13,434)    $    64,079    $   7,722    $   68,150
Net realized gain (loss) on sales of
  investments                                       (9,550)       (17,523)        (37,874)      (2,801)       62,290
Distributions from capital gains                    43,916        126,457         163,105       69,096            --
Net change in unrealized appreciation or
  depreciation of investments                     (235,578)      (628,048)     (1,930,645)    (425,014)      (19,820)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (201,961)      (532,548)     (1,741,335)    (350,997)      110,620
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             651          2,021           7,293          150       568,777
Net transfers(1)                                    (9,092)        38,151         (67,960)      10,988      (697,449)
Contract terminations:
    Surrender benefits and contract charges        (34,605)       (34,420)       (230,324)     (40,996)      (78,267)
    Death benefits                                      --             --         (50,261)          --        (6,961)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (43,046)         5,752        (341,252)     (29,858)     (213,900)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    620,935      1,220,773       4,754,663      861,539     2,627,208
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 375,928     $  693,977     $ 2,672,076    $ 480,684    $2,523,928
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             287,659        623,616       2,603,753      344,408     2,194,037
Contract purchase payments                             321          1,198           4,420           86       462,570
Net transfers(1)                                    (7,073)        26,826         (65,350)       2,692      (571,733)
Contract terminations:
    Surrender benefits and contract charges        (17,813)       (27,137)       (152,202)     (20,765)      (64,039)
    Death benefits                                      --             --         (29,239)          --        (5,796)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   263,094        624,503       2,361,382      326,421     2,015,039
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 124    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                 FTVIPT       GS VIT           GS VIT        JANUS ASPEN   JANUS ASPEN
                                                TEMP GRO   MID CAP VAL,   STRUCTD U.S. EQ,       BAL,         JANUS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           SEC, CL 2       INST             INST             INST          SERV
 OPERATIONS
Investment income (loss) -- net                  $   9      $    (5,304)        $   8         $   15,173   $   (19,797)
Net realized gain (loss) on sales of
  investments                                       (1)        (125,168)           (2)            56,639       (62,775)
Distributions from capital gains                    55            5,051             7            105,062            --
Net change in unrealized appreciation or
  depreciation of investments                     (479)        (914,606)         (349)          (436,353)   (1,360,231)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (416)      (1,040,027)         (336)          (259,479)   (1,442,803)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          --          381,129            --              3,598       841,267
Net transfers(1)                                    (1)        (217,103)           (1)            (7,601)      249,155
Contract terminations:
    Surrender benefits and contract charges         --          (54,956)           --           (697,962)      (55,307)
    Death benefits                                  --           (6,102)           --            (45,060)       (9,307)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                      (1)         102,968            (1)          (747,025)    1,025,808
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    976        2,839,294           902          2,003,290     2,971,897
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 559      $ 1,902,235         $ 565         $  996,786   $ 2,554,902
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              --        2,196,149            --          1,089,590     2,815,411
Contract purchase payments                          --          346,202            --              1,985       939,468
Net transfers(1)                                    --         (107,592)           --             (5,251)      408,594
Contract terminations:
    Surrender benefits and contract charges         --          (49,596)           --           (407,543)      (70,476)
    Death benefits                                  --           (6,163)           --            (25,635)      (12,899)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    --        2,379,000            --            653,146     4,080,098
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    125

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------
                                                JANUS ASPEN    LM PTNRS          MFS           MFS           MFS
                                                   WORLD,     VAR SM CAP   INV GRO STOCK,    NEW DIS,   TOTAL RETURN,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                INST       GRO, CL I       SERV CL       SERV CL       SERV CL
 OPERATIONS
Investment income (loss) -- net                  $    (808)      $  (6)       $  (2,935)    $  (3,353)    $   50,370
Net realized gain (loss) on sales of
  investments                                      (25,804)         (2)           2,192        (2,568)       (81,426)
Distributions from capital gains                        --          29           15,607        55,506        196,402
Net change in unrealized appreciation or
  depreciation of investments                     (114,573)       (420)        (156,343)     (177,548)      (986,927)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (141,185)       (399)        (141,479)     (127,963)      (821,581)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           1,530          --               --         3,941         17,870
Net transfers(1)                                    (1,658)         (3)              --         4,018       (176,739)
Contract terminations:
    Surrender benefits and contract charges       (134,114)         --          (20,400)      (10,170)       (97,278)
    Death benefits                                  (1,702)         --               --            --             --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (135,944)         (3)         (20,400)       (2,211)      (256,147)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    423,454         976          388,834       319,172      3,518,283
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 146,325       $ 574        $ 226,955     $ 188,998     $2,440,555
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             298,798          --          239,906       187,822      2,388,892
Contract purchase payments                           1,186          --               --         2,437         12,940
Net transfers(1)                                    (1,312)         --               --         3,300       (161,731)
Contract terminations:
    Surrender benefits and contract charges       (108,381)         --          (14,968)       (7,410)       (79,350)
    Death benefits                                  (1,327)         --               --            --             --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   188,964          --          224,938       186,149      2,160,751
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 126    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------
                                                             MFS                                          OPPEN
                                                         UTILITIES,     NACM       OPCAP      OPCAP      CAP APPR
YEAR ENDED DEC. 31, 2008 (CONTINUED)                       SERV CL     SM CAP       EQ       MANAGED        VA
 OPERATIONS
Investment income (loss) -- net                           $     13    $ (1,403)  $   (279)  $   2,899   $  (3,943)
Net realized gain (loss) on sales of investments             1,257      (7,539)    (3,082)    (28,147)      9,407
Distributions from capital gains                            21,108      24,096     10,252      15,694          --
Net change in unrealized appreciation or depreciation
  of investments                                           (85,185)    (64,073)   (29,523)    (61,834)   (178,907)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               (62,807)    (48,919)   (22,632)    (71,388)   (173,443)
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                     628       1,099        100         100       1,550
Net transfers(1)                                            49,915         522         18      (5,324)      1,376
Contract terminations:
    Surrender benefits and contract charges                 (2,349)    (39,537)   (15,922)   (139,030)   (179,853)
    Death benefits                                              --        (830)      (601)     (4,063)       (451)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              48,194     (38,746)   (16,405)   (148,317)   (177,378)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            159,409     147,618     69,641     344,516     525,543
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $144,796    $ 59,953   $ 30,604   $ 124,811   $ 174,722
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      49,188      64,953     50,439     245,609     319,505
Contract purchase payments                                     315         528         81          78       1,062
Net transfers(1)                                            23,999         253         31      (4,110)      1,299
Contract terminations:
    Surrender benefits and contract charges                   (842)    (19,485)   (13,314)   (110,197)   (123,832)
    Death benefits                                              --        (412)      (494)     (3,047)       (309)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            72,660      45,837     36,743     128,333     197,725
-----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    127

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                     OPPEN           OPPEN         OPPEN        OPPEN         OPPEN
                                                 CAP APPR VA,   GLOBAL SEC VA,     HI INC    HI INC VA,    MAIN ST SM
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 SERV            SERV            VA         SERV      CAP VA, SERV
 OPERATIONS
Investment income (loss) -- net                   $   (47,074)     $    (199)    $   6,227    $  13,576    $   (23,326)
Net realized gain (loss) on sales of
  investments                                          47,591         (9,811)      (22,930)     (35,204)        (8,244)
Distributions from capital gains                           --         36,146            --           --        118,748
Net change in unrealized appreciation or
  depreciation of investments                      (1,988,285)      (296,218)      (63,327)    (164,688)    (1,044,374)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (1,987,768)      (270,082)      (80,030)    (186,316)      (957,196)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             16,526            607           310          850         10,252
Net transfers(1)                                      126,157          1,946            68       49,749           (928)
Contract terminations:
    Surrender benefits and contract charges          (332,805)       (26,880)      (98,668)     (93,870)       (57,804)
    Death benefits                                     (1,953)            --        (1,987)          --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (192,075)       (24,327)     (100,277)     (43,271)       (48,480)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     4,570,190        653,334       199,713      286,004      2,483,312
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 2,390,347      $ 358,925     $  19,406    $  56,417    $ 1,477,636
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,757,723        273,772       143,717      212,716      1,250,913
Contract purchase payments                             13,097            642           246        1,073          6,755
Net transfers(1)                                      167,853         (3,066)           46       60,472          1,286
Contract terminations:
    Surrender benefits and contract charges          (226,431)       (15,287)      (76,135)     (78,224)       (38,721)
    Death benefits                                     (1,618)            --        (1,469)          --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,710,624        256,061        66,405      196,037      1,220,233
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 128    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------
                                                         OPPEN        PIMCO VIT    PUT VT     PUT VT      PUT VT
                                                       STRATEGIC     ALL ASSET,   DIV INC,   DIV INC,   GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 BOND VA, SERV   ADVISOR CL     CL IA      CL IB       CL IA
 OPERATIONS
Investment income (loss) -- net                       $   284,723    $  141,572   $  4,072   $  9,051    $  2,301
Net realized gain (loss) on sales of investments           (6,013)      (56,749)    (6,575)   (13,445)    (30,325)
Distributions from capital gains                           94,328         9,248         --         --      34,308
Net change in unrealized appreciation or
  depreciation of investments                          (1,716,760)     (660,409)   (24,086)   (47,742)    (90,069)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (1,343,722)     (566,338)   (26,589)   (52,136)    (83,785)
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                858,754       801,407         --        650          --
Net transfers(1)                                         (669,947)     (147,555)        --     (5,137)     (8,360)
Contract terminations:
    Surrender benefits and contract charges              (562,544)      (64,767)   (21,770)   (78,209)    (54,005)
    Death benefits                                        (55,609)       (9,561)    (3,090)    (4,863)     (1,974)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (429,346)      579,524    (24,860)   (87,559)    (64,339)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         8,728,245     2,729,582    101,535    237,883     258,135
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 6,955,177    $2,742,768   $ 50,086   $ 98,188    $110,011
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  6,604,926     2,635,360     68,771    158,205     175,658
Contract purchase payments                                705,905       803,407         --        451          --
Net transfers(1)                                         (544,167)     (164,645)        --     (3,506)     (6,214)
Contract terminations:
    Surrender benefits and contract charges              (424,606)      (69,586)   (16,792)   (56,150)    (44,419)
    Death benefits                                        (40,982)      (10,463)    (2,123)    (3,278)     (1,444)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        6,301,076     3,194,073     49,856     95,722     123,581
------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    129

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------
                                                      PUT VT           PUT VT          PUT VT      PUT VT     PUT VT
                                                    GRO & INC,   GLOBAL HLTH CARE,   HI YIELD,   HI YIELD,   INTL EQ,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   CL IB           CL IB           CL IA       CL IB       CL IB
 OPERATIONS
Investment income (loss) -- net                      $   4,063         $  (4)         $  7,632    $  9,706   $    888
Net realized gain (loss) on sales of investments      (103,250)           --           (16,804)    (10,514)      (305)
Distributions from capital gains                        84,235             6                --          --     18,461
Net change in unrealized appreciation or
  depreciation of investments                         (183,284)         (118)          (14,216)    (28,679)   (82,040)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (198,236)         (116)          (23,388)    (29,487)   (62,996)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 166            --                --         300         --
Net transfers(1)                                        (1,267)           (1)           (4,616)        (72)       951
Contract terminations:
    Surrender benefits and contract charges           (222,035)           --           (30,766)    (32,538)    (2,154)
    Death benefits                                     (19,492)           --            (7,422)     (5,508)        --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (242,628)           (1)          (42,804)    (37,818)    (1,203)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        668,578           664           122,525     143,359    141,782
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 227,714         $ 547          $ 56,333    $ 76,054   $ 77,583
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 514,601            --            88,178      95,988     59,343
Contract purchase payments                                 146            --                --         207         --
Net transfers(1)                                        (2,243)           --            (3,437)        (47)       534
Contract terminations:
    Surrender benefits and contract charges           (205,569)           --           (23,832)    (22,519)    (1,156)
    Death benefits                                     (19,101)           --            (5,346)     (3,778)        --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       287,834            --            55,563      69,851     58,721
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 130    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                      ---------------------------------------------------------
                                                       PUT VT      PUT VT       PUT VT      PUT VT      PUT VT
                                                      NEW OPP,   RESEARCH,   SM CAP VAL,    VISTA,     VOYAGER,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                    CL IA      CL IB        CL IB        CL IB      CL IB
 OPERATIONS
Investment income (loss) -- net                       $   (519)   $   (53)     $     66    $   (359)  $  (3,968)
Net realized gain (loss) on sales of investments        (9,381)      (132)       (3,574)        820    (102,801)
Distributions from capital gains                            --         --        25,896          --          --
Net change in unrealized appreciation or
  depreciation of investments                          (10,779)    (2,801)      (69,670)    (14,646)    (24,338)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           (20,679)    (2,986)      (47,282)    (14,185)   (131,107)
---------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  --         --            --          75         100
Net transfers(1)                                            --      8,303         6,626          --        (707)
Contract terminations:
    Surrender benefits and contract charges            (26,076)      (136)         (601)     (3,336)   (177,699)
    Death benefits                                      (1,099)        --            --          --      (9,180)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (27,175)     8,167         6,025      (3,261)   (187,486)
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         73,866        596       119,543      33,309     489,186
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 26,012    $ 5,777      $ 78,286    $ 15,863   $ 170,593
---------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  56,766         --       108,984      17,406     410,200
Contract purchase payments                                  --         --            --          --          95
Net transfers(1)                                            --      5,616        10,858          --      (1,382)
Contract terminations:
    Surrender benefits and contract charges            (22,848)       (45)         (588)     (2,010)   (169,627)
    Death benefits                                        (890)        --            --          --      (8,901)
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        33,028      5,571       119,254      15,396     230,385
---------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    131

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------
                                                 RVS PTNRS VP   RVS PTNRS VP   RVS PTNRS VP
                                                  FUNDAMENTAL      SELECT         SM CAP        RVS VP      RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  VAL            VAL            VAL          BAL       CASH MGMT
 OPERATIONS
Investment income (loss) -- net                   $   (29,655)      $  --       $  (17,558)   $  (6,236)  $   11,090
Net realized gain (loss) on sales of
  investments                                         (30,896)         (8)         (43,889)     (38,797)         (88)
Distributions from capital gains                       17,431           7           56,764       40,975           --
Net change in unrealized appreciation or
  depreciation of investments                      (1,092,199)       (339)        (496,211)    (184,809)        (306)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (1,135,319)       (340)        (500,894)    (188,867)      10,696
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            652,399          --            7,351          100       32,658
Net transfers(1)                                      500,874         (11)         (95,074)     (49,450)      65,071
Contract terminations:
    Surrender benefits and contract charges           (44,568)         --          (46,859)    (155,131)    (173,431)
    Death benefits                                     (8,061)         --           (2,679)      (4,083)      (6,370)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      1,100,644         (11)        (137,261)    (208,564)     (82,072)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,130,199         927        1,671,480      752,922    1,228,884
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 2,095,524       $ 576       $1,033,325    $ 355,491   $1,157,508
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,149,791          --        1,062,021      571,885    1,127,261
Contract purchase payments                            765,962          --            5,764           81       28,387
Net transfers(1)                                      646,183          --          (58,844)     (39,266)      60,537
Contract terminations:
    Surrender benefits and contract charges           (59,714)         --          (28,535)    (138,996)    (151,455)
    Death benefits                                    (11,823)         --           (2,282)      (3,215)      (5,554)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    3,490,399          --          978,124      390,489    1,059,176
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 132    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                                                     RVS VP                    RVS VP
                                                       RVS VP        RVS VP     GLOBAL INFLATION    SEL VP    HI YIELD
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  DIV BOND     DIV EQ INC       PROT SEC          GRO       BOND
 OPERATIONS
Investment income (loss) -- net                      $  (60,975)  $   (79,666)     $   26,817      $   (464)  $ (2,640)
Net realized gain (loss) on sales of investments        (73,473)      (83,079)         17,017          (104)    (3,400)
Distributions from capital gains                             --       517,718              --            --         --
Net change in unrealized appreciation or
  depreciation of investments                          (393,509)   (3,633,882)        (76,713)      (28,500)   (61,323)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (527,957)   (3,278,909)        (32,879)      (29,068)   (67,363)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            1,252,365     1,042,457         526,725            --      7,786
Net transfers(1)                                       (382,262)    1,387,442        (517,703)        2,319    (16,740)
Contract terminations:
    Surrender benefits and contract charges            (333,945)     (156,193)        (56,940)       (4,025)    (6,467)
    Death benefits                                      (26,594)      (12,049)         (5,188)           --         --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          509,564     2,261,657         (53,106)       (1,706)   (15,421)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       5,972,207     6,518,029       2,071,489        65,446    274,946
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $5,953,814   $ 5,500,777      $1,985,504      $ 34,672   $192,162
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                5,309,784     3,688,150       1,893,165        40,173    228,853
Contract purchase payments                            1,165,622       801,138         475,351            --      7,881
Net transfers(1)                                       (390,188)    1,136,977        (474,549)        1,742    (14,601)
Contract terminations:
    Surrender benefits and contract charges            (291,278)     (103,184)        (50,385)       (3,243)    (6,104)
    Death benefits                                      (23,766)      (13,513)         (4,694)           --         --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      5,770,174     5,509,568       1,838,888        38,672    216,029
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    133

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                         ----------------------------------------------------
                                                                                  SEL VP    RVS VP     RVS VP
                                                           RVS VP       RVS VP    LG CAP    MID CAP   MID CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                       INC OPP      DYN EQ      VAL       GRO       VAL
 OPERATIONS
Investment income (loss) -- net                          $  (20,809)  $  (7,378)   $  --   $ (1,280)   $  --
Net realized gain (loss) on sales of investments            (38,183)    (27,771)      (1)    (5,299)      --
Distributions from capital gains                                 --      72,902       13        782      173
Net change in unrealized appreciation or depreciation
  of investments                                           (342,407)   (382,181)    (296)   (45,541)    (578)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               (401,399)   (344,428)    (284)   (51,338)    (405)
-------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  473,929         706       --        100       --
Net transfers(1)                                            (81,215)     27,316       (1)       (57)      --
Contract terminations:
    Surrender benefits and contract charges                 (40,180)    (96,895)      --    (43,048)      --
    Death benefits                                           (5,027)     (6,815)      --     (1,368)      --
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              347,507     (75,688)      (1)   (44,373)      --
-------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           1,665,427     874,839      718    148,089      898
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $1,611,535   $ 454,723    $ 433   $ 52,378    $ 493
-------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    1,525,079     705,406       --    137,490       --
Contract purchase payments                                  455,324         618       --        108       --
Net transfers(1)                                            (90,144)     32,003       --        (33)      --
Contract terminations:
    Surrender benefits and contract charges                 (39,635)    (90,470)      --    (46,989)      --
    Death benefits                                           (5,048)     (5,935)      --     (1,381)      --
-------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          1,845,576     641,622       --     89,195       --
-------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 134    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                      --------------------------------------------------------------
                                                                     RVS VP                                VANK LIT
                                                        RVS VP        SHORT       THDL VP      THDL VP    COMSTOCK,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                    S&P 500     DURATION     EMER MKTS    INTL OPP      CL II
 OPERATIONS
Investment income (loss) -- net                       $  (17,524)  $  (16,326)  $   (14,251)  $    531   $    39,935
Net realized gain (loss) on sales of investments             992       (3,475)        2,518      1,846      (143,714)
Distributions from capital gains                          58,152           --       378,120         --       263,696
Net change in unrealized appreciation or
  depreciation of investments                           (699,041)     (37,374)   (1,964,246)   (31,666)   (2,357,308)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            (657,421)     (57,175)   (1,597,859)   (29,289)   (2,197,391)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 4,962       29,254       375,929        100       526,151
Net transfers(1)                                          36,956      188,650       678,389        (76)      267,256
Contract terminations:
    Surrender benefits and contract charges              (62,662)    (101,656)      (48,687)   (22,291)     (137,975)
    Death benefits                                            --           --        (4,807)      (547)      (10,763)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (20,744)     116,248     1,000,824    (22,814)      644,669
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,749,922    1,435,371     2,470,586     89,006     5,520,596
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,071,757   $1,494,444   $ 1,873,551   $ 36,903   $ 3,967,874
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   997,586    1,350,237     1,073,593     58,862     4,790,414
Contract purchase payments                                 3,107       27,899       223,420         73       543,467
Net transfers(1)                                          27,344      183,560       550,711        (38)      278,588
Contract terminations:
    Surrender benefits and contract charges              (43,787)     (97,609)      (27,851)   (17,138)     (141,708)
    Death benefits                                            --           --        (3,359)      (405)      (11,981)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         984,250    1,464,087     1,816,514     41,354     5,458,780
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    135

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                   VANK UIF         VANK UIF        VANK UIF
                                               GLOBAL REAL EST,   MID CAP GRO,   U.S. REAL EST,      WANGER       WANGER
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 CL II            CL II           CL II           INTL          USA
 OPERATIONS
Investment income (loss) -- net                   $    8,234          $   1         $    716      $   (11,949)  $  (20,137)
Net realized gain (loss) on sales of
  investments                                        (25,072)            (2)          (1,030)         (15,876)     (34,557)
Distributions from capital gains                      38,877            210           19,697          344,376      177,339
Net change in unrealized appreciation or
  depreciation of investments                       (403,644)          (670)         (40,759)      (1,873,892)    (833,682)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (381,605)          (461)         (21,376)      (1,557,341)    (711,037)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           182,448             --            2,418          403,972      220,112
Net transfers(1)                                     399,435             (1)           6,579          769,398      102,068
Contract terminations:
    Surrender benefits and contract charges          (12,736)            --           (1,540)         (64,394)     (38,734)
    Death benefits                                    (2,082)            --               --           (6,785)      (3,267)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                       567,065             (1)           7,457        1,102,191      280,179
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      496,357            980           57,316        2,756,733    1,633,509
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  681,817          $ 518         $ 43,397      $ 2,301,583   $1,202,651
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               582,601             --           42,006        1,514,813    1,334,025
Contract purchase payments                           251,093             --            2,175          297,628      214,820
Net transfers(1)                                     652,442             --            9,261          657,190      153,111
Contract terminations:
    Surrender benefits and contract charges          (21,663)            --           (1,278)         (45,718)     (38,054)
    Death benefits                                    (3,723)            --               --           (5,396)      (3,488)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   1,460,750             --           52,164        2,418,517    1,660,414
--------------------------------------------------------------------------------------------------------------------------




   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life of NY's fixed account.



   (2) For the period Sept. 26, 2008 (commencement of operations) to Dec. 31, 2008.



See accompanying notes to financial statements.



 136    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                        --------------------------------------------------------
                                                          AIM VI       AIM VI     AIM VI      AIM VI     AIM VI
                                                        BASIC VAL,   CAP APPR,   CAP DEV,    CORE EQ,   CORE EQ,
PERIOD ENDED DEC. 31, 2007                                SER II     SER II(2)    SER II      SER I      SER II
 OPERATIONS
Investment income (loss) -- net                         $  (10,688)    $   (8)   $ (2,447)  $  (3,299)   $   (7)
Net realized gain (loss) on sales of investments            21,839          1       5,864      26,120        46
Distributions from capital gains                            58,789         --      15,320          --        --
Net change in unrealized appreciation or depreciation
  of investments                                           (65,836)        38      (2,810)     37,698       517
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 4,104         31      15,927      60,519       556
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   2,396      1,850         613       5,676       314
Net transfers(1)                                           (34,548)        (7)       (382)     (3,265)       (7)
Adjustments to net assets allocated to contracts in
  payment period                                                --         --          --          --        --
Contract terminations:
    Surrender benefits and contract charges                (17,756)      (225)     (9,527)   (175,156)     (290)
    Death benefits                                         (20,378)        --          --      (1,589)       --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (70,286)     1,618      (9,296)   (174,334)       17
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          1,075,292         --     183,003     919,853     8,499
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $1,009,110     $1,649    $189,634   $ 806,038    $9,072
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     642,352         --      91,855     718,870     7,165
Contract purchase payments                                   1,347         --          40       4,144       264
Net transfers(1)                                           (23,589)        --        (272)     (2,550)       --
Contract terminations:
    Surrender benefits and contract charges                 (9,993)        --      (4,582)   (128,541)     (258)
    Death benefits                                         (12,746)        --          --      (1,163)       --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           597,371         --      87,041     590,760     7,171
----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    137

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                    AIM VI          AIM VI      AIM VI          AIM VI           AB VPS
                                              GLOBAL HLTH CARE,   INTL GRO,    INTL GRO,   MID CAP CORE EQ,   GLOBAL TECH,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)            SER II(2)         SER I      SER II(2)        SER II            CL B
 OPERATIONS
Investment income (loss) -- net                     $   (5)        $ (1,649)  $   (1,944)      $ (1,594)        $ (2,948)
Net realized gain (loss) on sales of
  investments                                           --           22,058         (524)         2,583            6,632
Distributions from capital gains                        --               --           --          1,718               --
Net change in unrealized appreciation or
  depreciation of investments                           28              349      (12,254)         7,239           35,293
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             23           20,758      (14,722)         9,946           38,977
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           1,275            3,094      395,789            162            1,456
Net transfers(1)                                        (3)           4,827      740,773        (16,128)             (48)
Adjustments to net assets allocated to
  contracts in payment period                           --               --           --             --               --
Contract terminations:
    Surrender benefits and contract charges           (225)         (54,416)      (7,479)        (1,780)         (22,022)
    Death benefits                                      --             (812)          --         (2,536)              --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                       1,047          (47,307)   1,129,083        (20,282)         (20,614)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --          169,910           --        127,416          229,529
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $1,070         $143,361   $1,114,361       $117,080         $247,892
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  --          102,842           --        106,877          143,086
Contract purchase payments                              --            1,667      381,431            127              340
Net transfers(1)                                        --            2,802      693,308        (12,562)              --
Contract terminations:
    Surrender benefits and contract charges             --          (30,130)      (5,731)        (1,431)         (13,272)
    Death benefits                                      --             (442)          --         (2,023)              --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        --           76,739    1,069,008         90,988          130,154
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 138    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                     AB VPS       AB VPS        AB VPS        AC VP          AC VP
                                                   GRO & INC,    INTL VAL,   LG CAP GRO,   INC & GRO,   INFLATION PROT,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  CL B         CL B          CL B         CL I           CL II
 OPERATIONS
Investment income (loss) -- net                    $   (3,361)  $  (10,401)    $ (5,683)    $   1,228      $   56,461
Net realized gain (loss) on sales of investments       22,053       64,601       15,210        22,986          (4,393)
Distributions from capital gains                       76,488       98,483           --            --              --
Net change in unrealized appreciation or
  depreciation of investments                         (51,848)     (82,716)      33,494       (24,578)         89,533
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      43,332       69,967       43,021          (364)        141,601
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              1,376      910,920          279         2,808          35,637
Net transfers(1)                                      123,240      138,566         (915)       (1,251)        (77,001)
Adjustments to net assets allocated to contracts
  in payment period                                        --           --           --            --              --
Contract terminations:
    Surrender benefits and contract charges           (81,258)     (39,634)     (57,722)     (100,810)        (28,137)
    Death benefits                                         --       (8,875)          --          (934)        (31,780)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         43,358    1,000,977      (58,358)     (100,187)       (101,281)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,443,190    2,207,126      396,460       261,530       1,812,918
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,529,880   $3,278,070     $381,123     $ 160,979      $1,853,238
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                809,684    1,427,689      261,889       190,350       1,779,013
Contract purchase payments                                465      626,706          181         1,886          34,147
Net transfers(1)                                       65,349       95,316         (536)         (468)        (71,983)
Contract terminations:
    Surrender benefits and contract charges           (44,186)     (24,462)     (36,466)      (71,994)        (27,153)
    Death benefits                                         --       (5,350)          --          (655)        (30,991)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      831,312    2,119,899      225,068       119,119       1,683,033
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    139

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                        --------------------------------------------------------
                                                        AC VP       AC VP         AC VP        AC VP      AC VP
                                                        INTL,   MID CAP VAL,      ULTRA,       VAL,       VAL,
PERIOD  ENDED DEC. 31, 2007 (CONTINUED)                 CL II     CL II(2)        CL II        CL I       CL II
 OPERATIONS
Investment income (loss) -- net                          $ (1)     $    1      $   (43,575)  $    396   $   (270)
Net realized gain (loss) on sales of investments            4          (1)         271,453      5,887        (25)
Distributions from capital gains                           --          --               --     12,381      8,820
Net change in unrealized appreciation or depreciation
  of investments                                          134        (110)         371,006    (26,041)   (19,129)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              137        (110)         598,884     (7,377)   (10,604)
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --       1,275          582,223        180     87,866
Net transfers(1)                                           (6)         (4)      (2,111,195)      (269)        (2)
Adjustments to net assets allocated to contracts in
  payment period                                           --          --               --         83         --
Contract terminations:
    Surrender benefits and contract charges                --        (225)         (47,691)   (29,238)      (114)
    Death benefits                                         --          --          (14,602)      (629)        --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (6)      1,046       (1,591,265)   (29,873)    87,750
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           797          --        3,349,072    153,654     54,755
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $928      $  936      $ 2,356,691   $116,404   $131,901
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --          --        3,359,806     81,369     43,214
Contract purchase payments                                 --          --          563,410         94     69,404
Net transfers(1)                                           --          --       (1,862,744)       (13)        --
Contract terminations:
    Surrender benefits and contract charges                --          --          (45,250)   (15,160)        --
    Death benefits                                         --          --          (14,399)      (320)        --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           --          --        2,000,823     65,970    112,618
----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 140    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------
                                                   COL           COL              COL              COL           CS
                                                HI YIELD,   MARSICO GRO,   MARSICO INTL OPP,   SM CAP VAL,   COMMODITY
PERIOD ENDED DEC. 31, 2007 (CONTINUED)           VS CL B     VS CL A(2)        VS CL B(2)        VS CL B     RETURN(2)
 OPERATIONS
Investment income (loss) -- net                 $  29,241    $  (13,563)         $   (3)        $  (10,094)    $   27
Net realized gain (loss) on sales of
  investments                                      (2,605)       10,638              (1)            (6,094)        --
Distributions from capital gains                       --            --              30             32,715         --
Net change in unrealized appreciation or
  depreciation of investments                     (25,021)      137,455              65           (189,789)        60
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         1,615       134,530              91           (173,262)        87
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         88,186       930,594           1,275            763,511        975
Net transfers(1)                                 (291,485)    1,504,209              (3)         1,505,019         (4)
Adjustments to net assets allocated to
  contracts in payment period                          --            --              --                 --         --
Contract terminations:
    Surrender benefits and contract charges       (12,933)      (14,266)           (225)           (11,918)        --
    Death benefits                                 (9,426)           --              --                 --         --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (225,658)    2,420,537           1,047          2,256,612        971
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   654,917            --              --              1,041         --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 430,874    $2,555,067          $1,138         $2,084,391     $1,058
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            612,581            --              --                 --         --
Contract purchase payments                         80,530       873,736              --            626,830         --
Net transfers(1)                                 (270,790)    1,413,559              --          1,200,050         --
Contract terminations:
    Surrender benefits and contract charges       (11,950)      (12,298)             --             (8,974)        --
    Death benefits                                 (8,644)           --              --                 --         --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  401,727     2,274,997              --          1,817,906         --
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    141

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------
                                                         DREY IP       DREY IP    DREY VIF   DREY VIF    DREY VIF
                                                      MIDCAP STOCK,   TECH GRO,     APPR,    INTL EQ,   INTL VAL,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                     SERV          SERV       SERV      SERV(2)      SERV
 OPERATIONS
Investment income (loss) -- net                          $  (381)     $  (9,901)   $    (3)   $  (60)     $    8
Net realized gain (loss) on sales of investments             (99)        75,474         27         8           1
Distributions from capital gains                           4,224             --         --        --         126
Net change in unrealized appreciation or
  depreciation of investments                             (3,637)        45,104        551       620        (111)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 107        110,677        575       568          24
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                    --        127,598         --     7,082         225
Net transfers(1)                                           2,813       (460,309)        (1)       (3)         (9)
Adjustments to net assets allocated to contracts in
  payment period                                              --             --         --        --          --
Contract terminations:
    Surrender benefits and contract charges                   (9)       (11,172)        (8)     (304)         --
    Death benefits                                        (3,896)        (3,173)        --        --          --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (1,092)      (347,056)        (9)    6,775         216
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           35,475        765,262     10,415        --         976
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $34,490      $ 528,883    $10,981    $7,343      $1,216
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    29,361        710,976      7,491        --          --
Contract purchase payments                                    --        115,388         --     5,781          --
Net transfers(1)                                           2,393       (377,476)        --        --          --
Contract terminations:
    Surrender benefits and contract charges                   (7)        (9,899)        (8)       --          --
    Death benefits                                        (3,227)        (2,860)        --        --          --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          28,520        436,129      7,483     5,781          --
-----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 142    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------
                                                        EV VT         FID VIP      FID VIP      FID VIP      FID VIP
                                                    FLOATING-RATE   CONTRAFUND,   GRO, SERV   INVEST GR,    MID CAP,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                  INC(2)       SERV CL 2       CL 2      SERV CL 2    SERV CL 2
 OPERATIONS
Investment income (loss) -- net                        $ 19,016     $   (88,731)   $ (6,942)  $   35,153   $  (45,159)
Net realized gain (loss) on sales of investments         (1,085)        548,511       4,636          905       85,642
Distributions from capital gains                             --       3,780,699         465           --      433,027
Net change in unrealized appreciation or
  depreciation of investments                           (26,806)     (1,972,561)    149,642       49,355      159,679
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        (8,875)      2,267,918     147,801       85,413      633,189
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              417,593       2,506,241       9,606      853,793      698,637
Net transfers(1)                                        535,621      (2,416,825)     (3,394)     938,474      111,141
Adjustments to net assets allocated to contracts
  in payment period                                          --              --          --           --           --
Contract terminations:
    Surrender benefits and contract charges             (25,065)       (513,037)     (3,698)     (37,039)    (262,375)
    Death benefits                                           --         (34,108)         --      (16,209)      (7,525)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          928,149        (457,729)      2,514    1,739,019      539,878
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --      13,718,132     594,073    1,616,967    4,438,299
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $919,274     $15,528,321    $744,388   $3,441,399   $5,611,366
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --       8,200,087     386,177    1,558,529    2,097,016
Contract purchase payments                              395,430       1,705,199       5,160      814,885      423,114
Net transfers(1)                                        535,804      (1,464,955)     (1,859)     904,662       57,940
Contract terminations:
    Surrender benefits and contract charges              (5,239)       (261,112)     (2,070)     (35,095)    (106,163)
    Death benefits                                           --         (22,710)         --      (15,409)      (4,840)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        925,995       8,156,509     387,408    3,227,572    2,467,067
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    143

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------
                                                  FID VIP    FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK
                                                 OVERSEAS,    GLOBAL REAL     INC SEC,     RISING DIVD,      SM CAP
YEAR ENDED DEC. 31, 2007 (CONTINUED)             SERV CL 2     EST, CL 2        CL 2           CL 2         VAL, CL 2
 OPERATIONS
Investment income (loss) -- net                 $   16,158     $   3,745       $   51          $ 18         $ (4,645)
Net realized gain (loss) on sales of
  investments                                      114,461         9,593            5             2           29,115
Distributions from capital gains                    72,654        25,166           15            15           44,255
Net change in unrealized appreciation or
  depreciation of investments                      (36,831)     (125,618)         (21)          (67)         (94,780)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        166,442       (87,114)          50           (32)         (26,055)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          66,623         3,750          225            --            1,048
Net transfers(1)                                  (295,106)        2,351           (5)           (7)         (46,600)
Adjustments to net assets allocated to
  contracts in payment period                           --            --           --            --               --
Contract terminations:
    Surrender benefits and contract charges        (43,597)      (34,354)          (2)           --          (27,921)
    Death benefits                                  (9,325)           --           --            --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (281,405)      (28,253)         218            (7)         (73,473)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,097,402       429,606        2,340           998          720,463
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $  982,439     $ 314,239       $2,608          $959         $620,935
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             512,436       182,242        1,215            --          321,368
Contract purchase payments                          41,097         1,816           --            --              440
Net transfers(1)                                  (152,679)        1,311           --            --          (22,397)
Contract terminations:
    Surrender benefits and contract charges        (18,276)      (14,745)          (1)           --          (11,752)
    Death benefits                                  (6,205)           --           --            --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   376,373       170,624        1,214            --          287,659
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 144    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------
                                                 FTVIPT FRANK       FTVIPT        FTVIPT       FTVIPT       FTVIPT
                                                  SM MID CAP    MUTUAL SHARES    TEMP FOR   TEMP GLOBAL    TEMP GRO
YEAR ENDED DEC. 31, 2007 (CONTINUED)               GRO, CL 2      SEC, CL 2     SEC, CL 2    BOND, CL 2   SEC, CL 2
 OPERATIONS
Investment income (loss) -- net                   $  (17,202)    $    13,975     $  4,391    $   31,129      $  4
Net realized gain (loss) on sales of
  investments                                         21,052         414,005       13,688        23,977         2
Distributions from capital gains                      92,628         222,739       33,303            --        33
Net change in unrealized appreciation or
  depreciation of investments                         15,834        (444,635)      46,223       135,449       (37)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    112,312         206,084       97,605       190,555         2
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            24,598         398,269        3,990     1,102,882       225
Net transfers(1)                                     (50,763)     (1,267,006)     103,492       (56,870)       (6)
Adjustments to net assets allocated to
  contracts in payment period                             --              --           --            --        --
Contract terminations:
    Surrender benefits and contract charges          (29,083)       (568,716)     (22,421)      (35,630)       --
    Death benefits                                    (3,946)         (4,669)          --        (8,312)       --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (59,194)     (1,442,122)      85,061     1,002,070       219
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    1,167,655       5,990,701      678,873     1,434,583       755
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $1,220,773     $ 4,754,663     $861,539    $2,627,208      $976
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               654,174       3,458,288      309,031     1,305,273        --
Contract purchase payments                            13,126         287,595        1,719       973,284        --
Net transfers(1)                                     (24,752)       (837,199)      43,162       (46,326)       --
Contract terminations:
    Surrender benefits and contract charges          (15,508)       (302,413)      (9,504)      (30,866)       --
    Death benefits                                    (3,424)         (2,518)          --        (7,328)       --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     623,616       2,603,753      344,408     2,194,037        --
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    145

STATEMENTS OF CHANGES IN NET ASSETS



                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------
                                                GS VIT           GS VIT        JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                             MID CAP VAL,   STRUCTD U.S. EQ,       BAL,         JANUS,        WORLD,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)           INST            INST(2)           INST        SERV(2)         INST
 OPERATIONS
Investment income (loss) -- net               $  (12,382)         $   6         $   23,427    $   (7,286)    $ (3,360)
Net realized gain (loss) on sales of
  investments                                     38,977             (1)           120,895         1,421       (3,583)
Distributions from capital gains                 420,153             71                 --            --           --
Net change in unrealized appreciation or
  depreciation of investments                   (394,773)          (146)            61,106        61,397       46,456
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       51,975            (70)           205,428        55,532       39,513
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       964,613            975             12,354     1,064,273        1,745
Net transfers(1)                                (304,647)            (3)          (155,063)    1,867,861           96
Adjustments to net assets allocated to
  contracts in payment period                         --             --                 --            --           --
Contract terminations:
    Surrender benefits and contract charges      (36,385)            --           (539,842)      (15,769)     (94,899)
    Death benefits                               (10,352)            --            (18,398)           --       (5,835)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   613,229            972           (700,949)    2,916,365      (98,893)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                2,174,090             --          2,498,811            --      482,834
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $2,839,294          $ 902         $2,003,290    $2,971,897     $423,454
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         1,697,577             --          1,481,708            --      368,585
Contract purchase payments                       757,945             --              6,800     1,033,956        1,200
Net transfers(1)                                (225,155)            --            (84,865)    1,795,915          (90)
Contract terminations:
    Surrender benefits and contract charges      (26,879)            --           (304,080)      (14,460)     (66,889)
    Death benefits                                (7,339)            --             (9,973)           --       (4,008)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               2,196,149             --          1,089,590     2,815,411      298,798
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 146    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                     LM PTNRS           MFS           MFS          MFS            MFS
                                                    VAR SM CAP    INV GRO STOCK,   NEW DIS,   TOTAL RETURN,   UTILITIES,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)             GRO, CL I(2)       SERV CL       SERV CL      SERV CL        SERV CL
 OPERATIONS
Investment income (loss) -- net                       $   (4)        $ (4,360)     $ (4,176)    $   41,579     $   (654)
Net realized gain (loss) on sales of investments          --            4,524         1,945         47,334        2,198
Distributions from capital gains                          66               --        23,422         92,203        9,958
Net change in unrealized appreciation or
  depreciation of investments                            (59)          35,282       (17,994)       (79,442)      21,537
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          3           35,446         3,197        101,674       33,039
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             1,275              221         3,562         49,047        1,303
Net transfers(1)                                          (2)           7,818           608        (33,108)        (676)
Adjustments to net assets allocated to contracts
  in payment period                                       --               --            --             --           --
Contract terminations:
    Surrender benefits and contract charges             (300)         (13,768)       (4,621)      (340,811)      (2,761)
    Death benefits                                        --           (7,894)           --         (7,850)          --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           973          (13,623)         (451)      (332,722)      (2,134)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           --          367,011       316,426      3,749,331      128,504
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  976         $388,834      $319,172     $3,518,283     $159,409
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --          248,365       188,049      2,612,608       50,033
Contract purchase payments                                --              135         2,041         32,882          193
Net transfers(1)                                          --            6,865           278        (23,193)        (232)
Contract terminations:
    Surrender benefits and contract charges               --           (8,595)       (2,546)      (226,563)        (806)
    Death benefits                                        --           (6,864)           --         (6,842)          --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          --          239,906       187,822      2,388,892       49,188
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    147

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                      ----------------------------------------------------------
                                                                                          OPPEN         OPPEN
                                                        NACM       OPCAP      OPCAP      CAP APPR   CAP APPR VA,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                   SM CAP       EQ       MANAGED        VA          SERV
 OPERATIONS
Investment income (loss) -- net                       $ (2,516)  $   (758)  $   3,294   $  (7,239)   $  (60,865)
Net realized gain (loss) on sales of investments        10,492      7,262      (3,452)     25,621        99,728
Distributions from capital gains                        40,040     14,335      33,740          --            --
Net change in unrealized appreciation or
  depreciation of investments                          (46,909)   (16,913)    (26,082)     55,972       484,351
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             1,107      3,926       7,500      74,354       523,214
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               3,974        180         150       1,712        60,535
Net transfers(1)                                         3,244    (11,691)        174     (18,342)     (154,405)
Adjustments to net assets allocated to contracts in
  payment period                                            --         --          --          --            --
Contract terminations:
    Surrender benefits and contract charges            (58,828)   (34,859)   (244,129)   (136,874)     (142,253)
    Death benefits                                        (665)      (632)       (574)     (6,171)       (7,511)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (52,275)   (47,002)   (244,379)   (159,675)     (243,634)
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        198,786    112,717     581,395     610,864     4,290,610
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $147,618   $ 69,641   $ 344,516   $ 525,543    $4,570,190
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  86,881     83,806     420,917     418,132     2,906,002
Contract purchase payments                               1,729        131         107       1,086        47,345
Net transfers(1)                                         1,281     (8,255)         48     (11,130)     (105,379)
Contract terminations:
    Surrender benefits and contract charges            (24,661)   (24,797)   (175,062)    (84,891)      (83,878)
    Death benefits                                        (277)      (446)       (401)     (3,692)       (6,367)
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        64,953     50,439     245,609     319,505     2,757,723
----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 148    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------
                                                     OPPEN         OPPEN       OPPEN         OPPEN          OPPEN
                                                GLOBAL SEC VA,    HI INC    HI INC VA,    MAIN ST SM      STRATEGIC
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 SERV           VA         SERV      CAP VA, SERV   BOND VA, SERV
 OPERATIONS
Investment income (loss) -- net                    $  (1,294)    $ 15,743    $ 12,330     $  (34,659)     $  125,591
Net realized gain (loss) on sales of
  investments                                         37,645       (8,508)     (1,775)        83,694          43,465
Distributions from capital gains                      33,394           --          --         98,202              --
Net change in unrealized appreciation or
  depreciation of investments                        (34,525)      (9,711)    (19,619)      (212,927)        416,330
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           35,220       (2,476)     (9,064)       (65,690)        585,386
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            36,355          811       1,000         42,794       1,429,257
Net transfers(1)                                      30,770        1,719      98,582        (52,545)        735,793
Adjustments to net assets allocated to
  contracts in payment period                             --           --          --             --              --
Contract terminations:
    Surrender benefits and contract charges         (102,418)     (73,459)    (42,992)      (206,529)       (370,927)
    Death benefits                                        --       (1,608)         --         (4,225)        (27,750)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (35,293)     (72,537)     56,590       (220,505)      1,766,373
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      653,407      274,726     238,478      2,769,507       6,376,486
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 653,334     $199,713    $286,004     $2,483,312      $8,728,245
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               276,470      194,822     173,232      1,344,077       5,108,794
Contract purchase payments                            24,812          563         714         23,918       1,200,359
Net transfers(1)                                      12,521        1,112      69,921        (24,963)        596,369
Contract terminations:
    Surrender benefits and contract charges          (40,031)     (51,648)    (31,151)       (88,874)       (277,804)
    Death benefits                                        --       (1,132)         --         (3,245)        (22,792)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     273,772      143,717     212,716      1,250,913       6,604,926
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    149

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                      --------------------------------------------------------------
                                                        PIMCO VIT      PUT VT      PUT VT      PUT VT       PUT VT
                                                        ALL ASSET,    DIV INC,    DIV INC,   GRO & INC,   GRO & INC,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                ADVISOR CL(2)     CL IA      CL IB        CL IA        CL IB
 OPERATIONS
Investment income (loss) -- net                         $  119,937    $  3,942   $  14,472    $    880    $      217
Net realized gain (loss) on sales of investments               874      (1,473)     (9,360)       (659)       10,398
Distributions from capital gains                                --          --          --      51,226       156,292
Net change in unrealized appreciation or
  depreciation of investments                              (37,587)        371       3,949     (70,699)     (218,690)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                83,224       2,840       9,061     (19,252)      (51,783)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               1,039,101          --       1,139          --           672
Net transfers(1)                                         1,622,546         129         820         261       (46,055)
Adjustments to net assets allocated to contracts in
  payment period                                                --          --          --          --            --
Contract terminations:
    Surrender benefits and contract charges                (15,289)    (13,996)   (172,790)    (77,015)     (310,716)
    Death benefits                                              --          --      (3,402)         --       (46,174)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           2,646,358     (13,867)   (174,233)    (76,754)     (402,273)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 --     112,562     403,055     354,141     1,122,634
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $2,729,582    $101,535   $ 237,883    $258,135    $  668,578
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          --      78,399     275,312     224,003       804,183
Contract purchase payments                               1,031,777          --         772          --           415
Net transfers(1)                                         1,617,557          15         447          (9)      (35,993)
Contract terminations:
    Surrender benefits and contract charges                (13,974)     (9,643)   (116,028)    (48,336)     (226,768)
    Death benefits                                              --          --      (2,298)         --       (27,236)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         2,635,360      68,771     158,205     175,658       514,601
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 150    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                    ---------------------------------------------------------------
                                                          PUT VT          PUT VT      PUT VT     PUT VT     PUT VT
                                                    GLOBAL HLTH CARE,   HI YIELD,   HI YIELD,   INTL EQ,   NEW OPP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                      CL IB           CL IA       CL IB       CL IB      CL IA
 OPERATIONS
Investment income (loss) -- net                            $ --          $  9,020    $ 11,772   $  4,212   $ (1,028)
Net realized gain (loss) on sales of investments              1            (5,869)     (8,314)    24,861     (4,524)
Distributions from capital gains                             --                --          --     26,920         --
Net change in unrealized appreciation or
  depreciation of investments                               (11)             (445)       (535)   (46,560)     9,613
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                           (10)            2,706       2,923      9,433      4,061
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   --                --         330        360         --
Net transfers(1)                                             (3)               37         282    (77,749)        54
Adjustments to net assets allocated to contracts
  in payment period                                          --                --          --         --         --
Contract terminations:
    Surrender benefits and contract charges                  --           (21,780)    (41,119)    (7,860)   (22,130)
    Death benefits                                           --                --      (3,383)        --         --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (3)          (21,743)    (43,890)   (85,249)   (22,076)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             677           141,562     184,326    217,598     91,881
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $664          $122,525    $143,359   $141,782   $ 73,866
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --           103,810     125,149     97,092     73,881
Contract purchase payments                                   --                --         218        158         --
Net transfers(1)                                             --                (5)        128    (33,414)       (30)
Contract terminations:
    Surrender benefits and contract charges                  --           (15,627)    (27,247)    (4,493)   (17,085)
    Death benefits                                           --                --      (2,260)        --         --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             --            88,178      95,988     59,343     56,766
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    151

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------
                                                       PUT VT       PUT VT      PUT VT     PUT VT    RVS PTNRS VP
                                                     RESEARCH,   SM CAP VAL,    VISTA,    VOYAGER,    FUNDAMENTAL
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                 CL IB        CL IB       CL IB      CL IB        VAL(2)
 OPERATIONS
Investment income (loss) -- net                         $ (2)     $  (2,246)   $  (490)  $  (8,005)   $   (1,722)
Net realized gain (loss) on sales of investments           2         (7,937)       247     (56,511)       (2,450)
Distributions from capital gains                          --        102,030         --          --         4,060
Net change in unrealized appreciation or
  depreciation of investments                             (1)       (73,607)     1,011      88,029       (66,022)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         (1)        18,240        768      23,513       (66,134)
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                --        269,286         --       1,018       786,265
Net transfers(1)                                          (3)      (790,332)       (17)    (42,434)    1,427,658
Adjustments to net assets allocated to contracts in
  payment period                                          --             --         --          --            --
Contract terminations:
    Surrender benefits and contract charges               --         (7,269)      (160)    (95,348)      (17,590)
    Death benefits                                        --         (4,061)        --      (2,385)           --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (3)      (532,376)      (177)   (139,149)    2,196,333
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          600        633,679     32,718     604,822            --
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $596      $ 119,543    $33,309   $ 489,186    $2,130,199
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --        532,585     17,488     527,872            --
Contract purchase payments                                --        223,257         --         882       776,061
Net transfers(1)                                          --       (638,002)        --     (36,323)    1,384,639
Contract terminations:
    Surrender benefits and contract charges               --         (5,810)       (82)    (80,222)      (10,909)
    Death benefits                                        --         (3,046)        --      (2,009)           --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          --        108,984     17,406     410,200     2,149,791
-----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 152    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------
                                                  RVS PTNRS VP   RVS PTNRS VP
                                                     SELECT         SM CAP        RVS VP      RVS VP       RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                   VAL            VAL          BAL       CASH MGMT    DIV BOND
 OPERATIONS
Investment income (loss) -- net                       $   9       $   (9,043)   $  12,096   $   35,221   $  162,733
Net realized gain (loss) on sales of investments         (2)          14,952       (9,170)          (5)     (11,852)
Distributions from capital gains                         96           49,172       19,244           --           --
Net change in unrealized appreciation or
  depreciation of investments                           (79)        (155,783)     (17,272)        (218)      30,678
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        24         (100,702)       4,898       34,998      181,559
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              675           28,064          420      443,832    2,619,364
Net transfers(1)                                        (11)         (26,339)        (518)   1,063,472      108,310
Adjustments to net assets allocated to contracts
  in payment period                                      --               --           --           --           --
Contract terminations:
    Surrender benefits and contract charges            (450)         (35,386)    (219,461)    (985,207)    (189,336)
    Death benefits                                       --           (8,738)        (588)      (2,313)      (5,239)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          214          (42,399)    (220,147)     519,784    2,533,099
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         689        1,814,581      968,171      674,102    3,257,549
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 927       $1,671,480    $ 752,922   $1,228,884   $5,972,207
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   --        1,065,607      737,335      626,399    2,953,080
Contract purchase payments                               --           20,531          316      417,873    2,418,592
Net transfers(1)                                         --            1,868           (3)   1,006,906      102,446
Contract terminations:
    Surrender benefits and contract charges              --          (19,594)    (165,328)    (921,857)    (159,873)
    Death benefits                                       --           (6,391)        (435)      (2,060)      (4,461)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         --        1,062,021      571,885    1,127,261    5,309,784
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    153

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------
                                                                       RVS VP                   RVS VP
                                                       RVS VP     GLOBAL INFLATION    SEL VP   HI YIELD     RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 DIV EQ INC       PROT SEC         GRO       BOND       INC OPP
 OPERATIONS
Investment income (loss) -- net                      $   15,139      $   19,032      $  (126)  $ 16,806   $   67,207
Net realized gain (loss) on sales of investments        135,255          (8,192)       2,067        860       (2,686)
Distributions from capital gains                         71,240              --           --         --        2,364
Net change in unrealized appreciation or
  depreciation of investments                           115,702         101,224         (692)   (16,195)     (63,995)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       337,336         112,064        1,249      1,471        2,890
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            1,854,242       1,288,834          600     15,101      857,967
Net transfers(1)                                       (371,073)       (538,424)      (1,007)   (19,901)     177,438
Adjustments to net assets allocated to contracts in
  payment period                                             --              --           --         --           --
Contract terminations:
    Surrender benefits and contract charges             (90,897)        (31,323)      (9,068)    (4,313)     (21,829)
    Death benefits                                      (12,037)         (3,207)          --     (1,851)      (1,314)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        1,380,235         715,880       (9,475)   (10,964)   1,012,262
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       4,800,458       1,243,545       73,672    284,439      650,275
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $6,518,029      $2,071,489      $65,446   $274,946   $1,665,427
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                2,732,424       1,214,161       46,261    244,272      603,976
Contract purchase payments                            1,174,593       1,237,623           --      7,757      781,925
Net transfers(1)                                       (162,861)       (525,796)        (604)   (18,217)     158,838
Contract terminations:
    Surrender benefits and contract charges             (49,285)        (29,682)      (5,484)    (3,407)     (18,470)
    Death benefits                                       (6,721)         (3,141)          --     (1,552)      (1,190)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      3,688,150       1,893,165       40,173    228,853    1,525,079
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 154    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------
                                                                       SEL VP    RVS VP     RVS VP
                                                           RVS VP      LG CAP    MID CAP   MID CAP     RVS VP
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                     DYN EQ       VAL        GRO      VAL(2)     S&P 500
 OPERATIONS
Investment income (loss) -- net                          $     (497)  $    11   $ (2,302)  $   (30)  $    6,346
Net realized gain (loss) on sales of investments             27,368        30      1,454      (183)      77,303
Distributions from capital gains                              5,768        53      1,718        10       14,079
Net change in unrealized appreciation or depreciation
  of investments                                            (10,698)      (74)    19,661       (37)     (30,000)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 21,941        20     20,531      (240)      67,728
---------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                    2,048        --      1,884     6,975       10,454
Net transfers(1)                                            (87,528)    4,178     (1,685)      163      (54,648)
Adjustments to net assets allocated to contracts in
  payment period                                                 --        --         --        --           --
Contract terminations:
    Surrender benefits and contract charges                 (99,762)       --    (50,726)   (6,000)    (176,931)
    Death benefits                                          (20,238)   (4,208)      (602)       --      (49,387)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (205,480)      (30)   (51,129)    1,138     (270,512)
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           1,058,378       728    178,687        --    1,952,706
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $  874,839   $   718   $148,089   $   898   $1,749,922
---------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      867,396        --    186,272        --    1,153,702
Contract purchase payments                                      971        --      1,777        --        5,549
Net transfers(1)                                            (67,844)    3,363     (1,493)       --      (32,419)
Contract terminations:
    Surrender benefits and contract charges                 (78,823)       --    (48,497)       --     (101,968)
    Death benefits                                          (16,294)   (3,363)      (569)       --      (27,278)
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            705,406        --    137,490        --      997,586
---------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    155

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                     RVS VP                              VANK LIT        VANK UIF
                                                      SHORT       THDL VP     THDL VP    COMSTOCK,   GLOBAL REAL EST,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)              DURATION     EMER MKTS   INTL OPP      CL II         CL II(2)
 OPERATIONS
Investment income (loss) -- net                    $   38,604   $  (16,723)  $   (477)  $   14,023       $ (2,043)
Net realized gain (loss) on sales of investments       (3,555)     171,361     10,172      119,614         (1,121)
Distributions from capital gains                           --      105,971         --      124,747            175
Net change in unrealized appreciation or
  depreciation of investments                          15,865      449,887      2,163     (421,959)       (46,805)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      50,914      710,496     11,858     (163,575)       (49,794)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            137,207      676,416      2,561    1,287,997        196,443
Net transfers(1)                                       93,469     (636,223)   (11,828)    (828,267)       358,852
Adjustments to net assets allocated to contracts
  in payment period                                        --           --         --           --             --
Contract terminations:
    Surrender benefits and contract charges          (167,881)     (30,202)   (37,660)     (91,647)        (9,144)
    Death benefits                                         --       (7,204)      (740)     (22,746)            --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         62,795        2,787    (47,667)     345,337        546,151
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,321,662    1,757,303    124,815    5,338,834             --
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,435,371   $2,470,586   $ 89,006   $5,520,596       $496,357
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,294,612      995,823     92,109    4,455,376             --
Contract purchase payments                            125,022      389,332      1,259    1,084,862        203,352
Net transfers(1)                                       88,941     (293,067)    (8,087)    (662,151)       381,989
Contract terminations:
    Surrender benefits and contract charges          (158,338)     (14,838)   (25,909)     (69,479)        (2,740)
    Death benefits                                         --       (3,657)      (510)     (18,194)            --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,350,237    1,073,593     58,862    4,790,414        582,601
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 156    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                         -------------------------------------------------------
                                                           VANK UIF        VANK UIF
                                                         MID CAP GRO,   U.S. REAL EST,     WANGER       WANGER
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                     CL II(2)          CL II          INTL          USA
 OPERATIONS
Investment income (loss) -- net                             $    (5)       $   (263)     $  (13,410)  $  (17,149)
Net realized gain (loss) on sales of investments                 (1)          3,676         137,125        9,717
Distributions from capital gains                                 37           6,202         189,640       55,296
Net change in unrealized appreciation or depreciation
  of investments                                                (22)        (22,162)         35,212      (36,330)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                      9         (12,547)        348,567       11,534
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                    6,975           5,496         757,377      316,870
Net transfers(1)                                                 (4)         (5,249)       (509,470)     307,779
Adjustments to net assets allocated to contracts in
  payment period                                                 --              --              --           --
Contract terminations:
    Surrender benefits and contract charges                  (6,000)           (778)        (41,513)     (23,176)
    Death benefits                                               --          (5,047)        (11,051)      (5,709)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  971          (5,578)        195,343      595,764
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --          75,441       2,212,823    1,026,211
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $   980        $ 57,316      $2,756,733   $1,633,509
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --          45,709       1,347,524      851,900
Contract purchase payments                                       --           3,471         482,757      256,262
Net transfers(1)                                                 --          (3,712)       (289,798)     243,788
Contract terminations:
    Surrender benefits and contract charges                      --            (475)        (19,725)     (13,470)
    Death benefits                                               --          (2,987)         (5,945)      (4,455)
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --          42,006       1,514,813    1,334,025
----------------------------------------------------------------------------------------------------------------




   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life of NY's fixed account.



   (2) For the period May 1, 2007 (commencement of operations) to Dec. 31, 2007.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    157

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION


RiverSource of New York Variable Annuity Account 2 (the Account) was established under New York law and the subaccounts are registered together as a single unit investment trust of RiverSource Life Insurance Co. of New York (RiverSource Life of NY) under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.



The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.



RiverSource(R) Endeavor Select Variable Annuity (Endeavor Select)


RiverSource(R) FlexChoice Select Variable Annuity (FlexChoice Select)


RiverSource(R) Innovations Select Variable Annuity (Innovations Select)


RiverSource(R) Innovations Variable Annuity (Innovations)*


RiverSource(R) Personal Portfolio Variable Annuity (Personal Portfolio)*


RiverSource(R) Personal Portfolio Plus(2) Variable Annuity (Personal Portfolio Plus(2))*



   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.



The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.



SUBACCOUNT                                FUND
----------------------------------------------------------------------------------------------------
AIM VI Basic Val, Ser II                  AIM V.I. Basic Value Fund, Series II Shares
AIM VI Cap Appr, Ser II                   AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser II                    AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I                     AIM V.I. Core Equity Fund, Series I Shares
AIM VI Core Eq, Ser II                    AIM V.I. Core Equity Fund, Series II Shares
AIM VI Global Hlth Care, Ser II           AIM V.I. Global Health Care Fund, Series II Shares
AIM VI Intl Gro, Ser I                    AIM V.I. International Growth Fund, Series I Shares
AIM VI Intl Gro, Ser II                   AIM V.I. International Growth Fund, Series II Shares
AIM VI Mid Cap Core Eq, Ser II            AIM V.I. Mid Cap Core Equity Fund, Series II Shares
AB VPS Bal Wealth Strategy, Cl B          AllianceBernstein VPS Balanced Wealth Strategy Portfolio
                                          (Class B)(1)
AB VPS Global Tech, Cl B                  AllianceBernstein VPS Global Technology Portfolio (Class
                                          B)
AB VPS Gro & Inc, Cl B                    AllianceBernstein VPS Growth and Income Portfolio (Class
                                          B)
AB VPS Intl Val, Cl B                     AllianceBernstein VPS International Value Portfolio (Class
                                          B)
AB VPS Lg Cap Gro, Cl B                   AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Inc & Gro, Cl I                     American Century VP Income & Growth, Class I
AC VP Inflation Prot, Cl II               American Century VP Inflation Protection, Class II
AC VP Intl, Cl II                         American Century VP International, Class II
AC VP Mid Cap Val, Cl II                  American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                        American Century VP Ultra(R), Class II
AC VP Val, Cl I                           American Century VP Value, Class I
AC VP Val, Cl II                          American Century VP Value, Class II
Col Hi Yield, VS Cl B                     Columbia High Yield Fund, Variable Series, Class B
Col Marsico Gro, VS Cl A                  Columbia Marsico Growth Fund, Variable Series, Class A
Col Marsico Intl Opp, VS Cl B             Columbia Marsico International Opportunities Fund,
                                          Variable Series, Class B
Col Sm Cap Val, VS Cl B                   Columbia Small Cap Value Fund, Variable Series, Class B
CS Commodity Return                       Credit Suisse Trust - Commodity Return Strategy Portfolio
Drey IP MidCap Stock, Serv                Dreyfus Investment Portfolios MidCap Stock Portfolio,
                                          Service Shares
Drey IP Tech Gro, Serv                    Dreyfus Investment Portfolios Technology Growth Portfolio,
                                          Service Shares
Drey VIF Appr, Serv                       Dreyfus Variable Investment Fund Appreciation Portfolio,
                                          Service Shares
Drey VIF Intl Eq, Serv                    Dreyfus Variable Investment Fund International Equity
                                          Portfolio, Service Shares
Drey VIF Intl Val, Serv                   Dreyfus Variable Investment Fund International Value
                                          Portfolio, Service Shares
EV VT Floating-Rate Inc                   Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2             Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro, Serv Cl 2                    Fidelity(R) VIP Growth Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2              Fidelity(R) VIP Investment Grade Bond Portfolio Service
                                          Class 2
Fid VIP Mid Cap, Serv Cl 2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2               Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2        FTVIPT Franklin Global Real Estate Securities Fund - Class
                                          2
FTVIPT Frank Inc Sec, Cl 2                FTVIPT Franklin Income Securities Fund - Class 2
----------------------------------------------------------------------------------------------------



 158    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

SUBACCOUNT                                FUND
----------------------------------------------------------------------------------------------------
FTVIPT Frank Rising Divd, Cl 2            FTVIPT Franklin Rising Dividends Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2             FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2         FTVIPT Franklin Small-Mid Cap Growth Securities
                                          Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2            FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2                 FTVIPT Templeton Foreign Securities Fund - Class 2
FTVIPT Temp Global Bond, Cl 2             FTVIPT Templeton Global Bond Securities Fund - Class 2
                                           (previously FTVIPT Templeton Global Income Securities
                                          Fund - Class 2)
FTVIPT Temp Gro Sec, Cl 2                 FTVIPT Templeton Growth Securities Fund - Class 2
GS VIT Mid Cap Val, Inst                  Goldman Sachs VIT Mid Cap Value Fund - Institutional
                                          Shares
GS VIT Structd U.S. Eq, Inst              Goldman Sachs VIT Structured U.S. Equity
                                          Fund - Institutional Shares
Janus Aspen Bal, Inst                     Janus Aspen Series Balanced Portfolio: Institutional
                                          Shares
Janus Aspen Janus, Serv                   Janus Aspen Series Janus Portfolio: Service Shares
                                           (previously Janus Aspen Series Large Cap Growth
                                          Portfolio: Service Shares)
Janus Aspen World, Inst                   Janus Aspen Series Worldwide Portfolio: Institutional
                                          Shares
                                           (previously Janus Aspen Series Worldwide Growth
                                          Portfolio: Institutional Shares)
LM Ptnrs Var Sm Cap Gro, Cl I             Legg Mason Partners Variable Small Cap Growth Portfolio,
                                          Class I
MFS Inv Gro Stock, Serv Cl                MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                      MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl                 MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl                    MFS(R) Utilities Series - Service Class
NACM Sm Cap                               NACM Small Cap Portfolio
                                           (previously OpCap Small Cap Portfolio)
OpCap Eq                                  OpCap Equity Portfolio(2)
OpCap Managed                             OpCap Managed Portfolio
Oppen Cap Appr VA                         Oppenheimer Capital Appreciation Fund/VA
Oppen Cap Appr VA, Serv                   Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global Sec VA, Serv                 Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Hi Inc VA                           Oppenheimer High Income Fund/VA
Oppen Hi Inc VA, Serv                     Oppenheimer High Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv             Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv             Oppenheimer Strategic Bond Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl           PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Div Inc, Cl IA                     Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB                     Putnam VT Diversified Income Fund - Class IB Shares
Put VT Gro & Inc, Cl IA                   Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB                   Putnam VT Growth and Income Fund - Class IB Shares
Put VT Global Hlth Care, Cl IB            Putnam VT Global Health Care Fund - Class IB Shares
                                           (previously Putnam VT Health Sciences Fund - Class IB
                                          Shares)
Put VT Hi Yield, Cl IA                    Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB                    Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB                     Putnam VT International Equity Fund - Class IB Shares
Put VT New Opp, Cl IA                     Putnam VT New Opportunities Fund - Class IA Shares
Put VT Research, Cl IB                    Putnam VT Research Fund - Class IB Shares
Put VT Sm Cap Val, Cl IB                  Putnam VT Small Cap Value Fund - Class IB Shares
Put VT Vista, Cl IB                       Putnam VT Vista Fund - Class IB Shares
Put VT Voyager, Cl IB                     Putnam VT Voyager Fund - Class IB Shares
RVS Ptnrs VP Fundamental Val              RVST RiverSource Partners Variable Portfolio - Fundamental
                                          Value Fund
RVS Ptnrs VP Select Val                   RVST RiverSource Partners Variable Portfolio - Select
                                          Value Fund
RVS Ptnrs VP Sm Cap Val                   RVST RiverSource Partners Variable Portfolio - Small Cap
                                          Value Fund
RVS VP Bal                                RVST RiverSource Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                          RVST RiverSource Variable Portfolio - Cash Management Fund
RVS VP Div Bond                           RVST RiverSource Variable Portfolio - Diversified Bond
                                          Fund
RVS VP Div Eq Inc                         RVST RiverSource Variable Portfolio - Diversified Equity
                                          Income Fund
RVS VP Global Inflation Prot Sec          RVST RiverSource Variable Portfolio - Global Inflation
                                          Protected Securities Fund
Sel VP Gro                                RVST Seligman Variable Portfolio - Growth Fund
                                           (previously RVST RiverSource Variable Portfolio - Growth
                                          Fund)
RVS VP Hi Yield Bond                      RVST RiverSource Variable Portfolio - High Yield Bond Fund
RVS VP Inc Opp                            RVST RiverSource Variable Portfolio - Income Opportunities
                                          Fund
RVS VP Dyn Eq                             RVST RiverSource Variable Portfolio - Dynamic Equity Fund
                                           (previously RVST RiverSource Variable Portfolio - Large
                                          Cap Equity Fund)
Sel VP Lg Cap Val                         RVST Seligman Variable Portfolio - Larger-Cap Value Fund
                                           (previously RVST RiverSource Variable Portfolio - Large
                                          Cap Value Fund)
RVS VP Mid Cap Gro                        RVST RiverSource Variable Portfolio - Mid Cap Growth Fund
RVS VP Mid Cap Val                        RVST RiverSource Variable Portfolio - Mid Cap Value Fund



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    159

SUBACCOUNT                                FUND
----------------------------------------------------------------------------------------------------
RVS VP S&P 500                            RVST RiverSource Variable Portfolio - S&P 500 Index Fund
RVS VP Short Duration                     RVST RiverSource Variable Portfolio - Short Duration U.S.
                                          Government Fund
THDL VP Emer Mkts                         RVST Threadneedle Variable Portfolio - Emerging Markets
                                          Fund
THDL VP Intl Opp                          RVST Threadneedle Variable Portfolio - International
                                          Opportunity Fund
VanK LIT Comstock, Cl II                  Van Kampen Life Investment Trust Comstock Portfolio, Class
                                          II Shares
VanK UIF Global Real Est, Cl II           Van Kampen UIF Global Real Estate Portfolio, Class II
                                          Shares
VanK UIF Mid Cap Gro, Cl II               Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares
VanK UIF U.S. Real Est, Cl II             Van Kampen UIF U.S. Real Estate Portfolio, Class II Shares
Wanger Intl                               Wanger International
Wanger USA                                Wanger USA
----------------------------------------------------------------------------------------------------





   (1) AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.


   (2) OpCap Equity Portfolio liquidated on April 24, 2009.



The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.



RiverSource Life of NY issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


INVESTMENTS IN THE FUNDS


Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.



Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.



In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 was adopted by the Funds effective Jan. 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Where applicable, SFAS 157 codifies fair value related guidance within U.S. generally accepted accounting principles.



Under SFAS 157, the Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:



     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.



     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.



     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.



The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds.



VARIABLE PAYOUT


Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate would be 5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.



FEDERAL INCOME TAXES


RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any



 160    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2
investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.



USE OF ESTIMATES


The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.



3. VARIABLE ACCOUNT EXPENSES


RiverSource Life of NY deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.



PRODUCT                        MORTALITY AND EXPENSE RISK FEE                       ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------
Endeavor Select                0.90% to 1.55%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
FlexChoice Select              1.55% to 1.85%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations                    0.85% to 1.50%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Select             0.90% to 1.55%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Personal Portfolio             1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Personal Portfolio Plus(2)     1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------




4. CONTRACT CHARGES


RiverSource Life of NY deducts a contract administrative charge of $30 to $40 per year on the contract anniversary depending upon the product selected. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.



Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.



5. WITHDRAWAL CHARGES


RiverSource Life of NY may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Such charges are not treated as a separate expense of the subaccounts as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for withdrawals are not identified on an individual subaccount basis.



6. RELATED PARTY TRANSACTIONS


Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the RiverSource Variable Series Trust (RVST) funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets on a tiered schedule that ranges from 1.100% to 0.12%.



For certain RVST funds, the management fee may be adjusted upward or downward by a performance incentive adjustment (PIA). The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. For RVST funds with PIA, the maximum adjustment is 0.08% or 0.12%.



The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.



The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.



RVST funds have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee on a tiered schedule that ranges from 0.080% to 0.030% of each Fund's average daily net assets for administration and accounting services.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    161

For the period from Jan. 1, 2008 to Dec. 12, 2008, the RVST funds paid custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life of NY. Subsequent to Dec. 12, 2008, assets were transferred to an unaffiliated custodian.



In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.



7. INVESTMENT TRANSACTIONS


The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2008 were as follows:



 SUBACCOUNT                      FUND                                                 PURCHASES
------------------------------------------------------------------------------------------------
AIM VI Basic Val, Ser II         AIM V.I. Basic Value Fund, Series II Shares          $  250,634
AIM VI Cap Appr, Ser II          AIM V.I. Capital Appreciation Fund, Series II
                                 Shares                                                       --
AIM VI Cap Dev, Ser II           AIM V.I. Capital Development Fund, Series II
                                 Shares                                                   23,459
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares               13,493
AIM VI Core Eq, Ser II           AIM V.I. Core Equity Fund, Series II Shares               1,244
AIM VI Global Hlth Care, Ser II  AIM V.I. Global Health Care Fund, Series II Shares          203
AIM VI Intl Gro, Ser I           AIM V.I. International Growth Fund, Series I
                                 Shares                                                    2,211
AIM VI Intl Gro, Ser II          AIM V.I. International Growth Fund, Series II
                                 Shares                                                  841,354
AIM VI Mid Cap Core Eq, Ser II   AIM V.I. Mid Cap Core Equity Fund, Series II
                                 Shares                                                   12,223
AB VPS Bal Wealth Strategy, Cl   AllianceBernstein VPS Balanced Wealth Strategy
  B                              Portfolio (Class B)                                     289,061
AB VPS Global Tech, Cl B         AllianceBernstein VPS Global Technology Portfolio
                                 (Class B)                                                 9,053
AB VPS Gro & Inc, Cl B           AllianceBernstein VPS Growth and Income Portfolio
                                 (Class B)                                               281,096
AB VPS Intl Val, Cl B            AllianceBernstein VPS International Value
                                 Portfolio (Class B)                                   1,724,207
AB VPS Lg Cap Gro, Cl B          AllianceBernstein VPS Large Cap Growth Portfolio
                                 (Class B)                                                12,662
AC VP Inc & Gro, Cl I            American Century VP Income & Growth, Class I             19,718
AC VP Inflation Prot, Cl II      American Century VP Inflation Protection, Class II      130,793
AC VP Intl, Cl II                American Century VP International, Class II                  76
AC VP Mid Cap Val, Cl II         American Century VP Mid Cap Value, Class II                 464
AC VP Ultra, Cl II               American Century VP Ultra(R), Class II                  448,505
AC VP Val, Cl I                  American Century VP Value, Class I                       15,241
AC VP Val, Cl II                 American Century VP Value, Class II                      17,502
Col Hi Yield, VS Cl B            Columbia High Yield Fund, Variable Series, Class B       61,185
Col Marsico Gro, VS Cl A         Columbia Marsico Growth Fund, Variable Series,
                                 Class A                                               1,676,446
Col Marsico Intl Opp, VS Cl B    Columbia Marsico International Opportunities Fund,
                                 Variable Series, Class B                                    182
Col Sm Cap Val, VS Cl B          Columbia Small Cap Value Fund, Variable Series,
                                 Class B                                               1,349,211
CS Commodity Return              Credit Suisse Trust - Commodity Return Strategy
                                 Portfolio                                                    77
Drey IP MidCap Stock, Serv       Dreyfus Investment Portfolios MidCap Stock
                                 Portfolio, Service Shares                                 8,167
Drey IP Tech Gro, Serv           Dreyfus Investment Portfolios Technology Growth
                                 Portfolio, Service Shares                                56,267
Drey VIF Appr, Serv              Dreyfus Variable Investment Fund Appreciation
                                 Portfolio, Service Shares                                   868
Drey VIF Intl Eq, Serv           Dreyfus Variable Investment Fund International
                                 Equity Portfolio, Service Shares                            284
Drey VIF Intl Val, Serv          Dreyfus Variable Investment Fund International
                                 Value Portfolio, Service Shares                             208
EV VT Floating-Rate Inc          Eaton Vance VT Floating-Rate Income Fund                502,603
Fid VIP Contrafund, Serv Cl 2    Fidelity(R) VIP Contrafund(R) Portfolio Service
                                 Class 2                                               2,295,428
Fid VIP Gro, Serv Cl 2           Fidelity(R) VIP Growth Portfolio Service Class 2         36,932
Fid VIP Invest Gr, Serv Cl 2     Fidelity(R) VIP Investment Grade Bond Portfolio
                                 Service Class 2                                         989,590
Fid VIP Mid Cap, Serv Cl 2       Fidelity(R) VIP Mid Cap Portfolio Service Class 2     1,796,870
Fid VIP Overseas, Serv Cl 2      Fidelity(R) VIP Overseas Portfolio Service Class 2      144,646
FTVIPT Frank Global Real Est,    FTVIPT Franklin Global Real Estate Securities
  Cl 2                           Fund - Class 2                                           82,249
FTVIPT Frank Inc Sec, Cl 2       FTVIPT Franklin Income Securities Fund - Class 2            639
FTVIPT Frank Rising Divd, Cl 2   FTVIPT Franklin Rising Dividends Securities
                                 Fund - Class 2                                               22
FTVIPT Frank Sm Cap Val, Cl 2    FTVIPT Franklin Small Cap Value Securities
                                 Fund - Class 2                                           52,876
FTVIPT Frank Sm Mid Cap Gro, Cl  FTVIPT Franklin Small-Mid Cap Growth Securities
  2                              Fund - Class 2                                          175,005
FTVIPT Mutual Shares Sec, Cl 2   FTVIPT Mutual Shares Securities Fund - Class 2          335,929
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2      109,606
FTVIPT Temp Global Bond, Cl 2    FTVIPT Templeton Global Bond Securities
                                 Fund - Class 2                                          929,637
FTVIPT Temp Gro Sec, Cl 2        FTVIPT Templeton Growth Securities Fund - Class 2            69
GS VIT Mid Cap Val, Inst         Goldman Sachs VIT Mid Cap Value
                                 Fund - Institutional Shares                             701,245
GS VIT Structd U.S. Eq, Inst     Goldman Sachs VIT Structured U.S. Equity
                                 Fund - Institutional Shares                                  19
Janus Aspen Bal, Inst            Janus Aspen Series Balanced Portfolio:
                                 Institutional Shares                                    141,300
Janus Aspen Janus, Serv          Janus Aspen Series Janus Portfolio: Service Shares    1,425,518
Janus Aspen World, Inst          Janus Aspen Series Worldwide Portfolio:
                                 Institutional Shares                                      3,208
LM Ptnrs Var Sm Cap Gro, Cl I    Legg Mason Partners Variable Small Cap Growth
                                 Portfolio, Class I                                           29
MFS Inv Gro Stock, Serv Cl       MFS(R) Investors Growth Stock Series - Service
                                 Class                                                    16,542
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class              64,706



 162    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

 SUBACCOUNT                      FUND                                                 PURCHASES
------------------------------------------------------------------------------------------------
MFS Total Return, Serv Cl        MFS(R) Total Return Series - Service Class           $  307,415
MFS Utilities, Serv Cl           MFS(R) Utilities Series - Service Class                  73,416
NACM Sm Cap                      NACM Small Cap Portfolio                                 26,063
OpCap Eq                         OpCap Equity Portfolio                                   11,322
OpCap Managed                    OpCap Managed Portfolio                                  21,535
Oppen Cap Appr VA                Oppenheimer Capital Appreciation Fund/VA                  2,824
Oppen Cap Appr VA, Serv          Oppenheimer Capital Appreciation Fund/VA, Service
                                 Shares                                                  267,820
Oppen Global Sec VA, Serv        Oppenheimer Global Securities Fund/VA, Service
                                 Shares                                                   56,944
Oppen Hi Inc VA                  Oppenheimer High Income Fund/VA                           8,752
Oppen Hi Inc VA, Serv            Oppenheimer High Income Fund/VA, Service Shares          76,644
Oppen Main St Sm Cap VA, Serv    Oppenheimer Main Street Small Cap Fund/VA, Service
                                 Shares                                                  144,219
Oppen Strategic Bond VA, Serv    Oppenheimer Strategic Bond Fund/VA, Service Shares    1,699,548
PIMCO VIT All Asset, Advisor Cl  PIMCO VIT All Asset Portfolio, Advisor Share Class    1,269,007
Put VT Div Inc, Cl IA            Putnam VT Diversified Income Fund - Class IA
                                 Shares                                                    5,159
Put VT Div Inc, Cl IB            Putnam VT Diversified Income Fund - Class IB
                                 Shares                                                   16,038
Put VT Gro & Inc, Cl IA          Putnam VT Growth and Income Fund - Class IA Shares       39,661
Put VT Gro & Inc, Cl IB          Putnam VT Growth and Income Fund - Class IB Shares       94,868
Put VT Global Hlth Care, Cl IB   Putnam VT Global Health Care Fund - Class IB
                                 Shares                                                        5
Put VT Hi Yield, Cl IA           Putnam VT High Yield Fund - Class IA Shares               9,228
Put VT Hi Yield, Cl IB           Putnam VT High Yield Fund - Class IB Shares              13,347
Put VT Intl Eq, Cl IB            Putnam VT International Equity Fund - Class IB
                                 Shares                                                   21,776
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares          175
Put VT Research, Cl IB           Putnam VT Research Fund - Class IB Shares                 8,766
Put VT Sm Cap Val, Cl IB         Putnam VT Small Cap Value Fund - Class IB Shares         38,339
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                       75
Put VT Voyager, Cl IB            Putnam VT Voyager Fund - Class IB Shares                    704
RVS Ptnrs VP Fundamental Val     RVST RiverSource Partners Variable
                                 Portfolio - Fundamental Value Fund                    1,230,789
RVS Ptnrs VP Select Val          RVST RiverSource Partners Variable
                                 Portfolio - Select Value Fund                                 6
RVS Ptnrs VP Sm Cap Val          RVST RiverSource Partners Variable
                                 Portfolio - Small Cap Value Fund                        138,607
RVS VP Bal                       RVST RiverSource Variable Portfolio - Balanced
                                 Fund                                                     43,376
RVS VP Cash Mgmt                 RVST RiverSource Variable Portfolio - Cash
                                 Management Fund                                         234,578
RVS VP Div Bond                  RVST RiverSource Variable Portfolio - Diversified
                                 Bond Fund                                             2,050,262
RVS VP Div Eq Inc                RVST RiverSource Variable Portfolio - Diversified
                                 Equity Income Fund                                    3,108,597
RVS VP Global Inflation Prot     RVST RiverSource Variable Portfolio - Global
  Sec                            Inflation Protected Securities Fund                     840,427
Sel VP Gro                       RVST Seligman Variable Portfolio - Growth Fund            2,326
RVS VP Hi Yield Bond             RVST RiverSource Variable Portfolio - High Yield
                                 Bond Fund                                                15,128
RVS VP Inc Opp                   RVST RiverSource Variable Portfolio - Income
                                 Opportunities Fund                                      649,965
RVS VP Dyn Eq                    RVST RiverSource Variable Portfolio - Dynamic
                                 Equity Fund                                             131,663
Sel VP Lg Cap Val                RVST Seligman Variable Portfolio - Larger-Cap
                                 Value Fund                                                   14
RVS VP Mid Cap Gro               RVST RiverSource Variable Portfolio - Mid Cap
                                 Growth Fund                                               1,506
RVS VP Mid Cap Val               RVST RiverSource Variable Portfolio - Mid Cap
                                 Value Fund                                                  173
RVS VP S&P 500                   RVST RiverSource Variable Portfolio - S&P 500
                                 Index Fund                                              103,900
RVS VP Short Duration            RVST RiverSource Variable Portfolio - Short
                                 Duration U.S. Government Fund                           309,694
THDL VP Emer Mkts                RVST Threadneedle Variable Portfolio - Emerging
                                 Markets Fund                                          1,555,866
THDL VP Intl Opp                 RVST Threadneedle Variable
                                 Portfolio - International Opportunity Fund                2,085
VanK LIT Comstock, Cl II         Van Kampen Life Investment Trust Comstock
                                 Portfolio, Class II Shares                            1,541,292
VanK UIF Global Real Est, Cl II  Van Kampen UIF Global Real Estate Portfolio, Class
                                 II Shares                                               738,533
VanK UIF Mid Cap Gro, Cl II      Van Kampen UIF Mid Cap Growth Portfolio, Class II
                                 Shares                                                      215
VanK UIF U.S. Real Est, Cl II    Van Kampen UIF U.S. Real Estate Portfolio, Class
                                 II Shares                                                33,241
Wanger Intl                      Wanger International                                  1,637,071
Wanger USA                       Wanger USA                                              613,501
------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    163

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS


The following is a summary of accumulation unit values at Dec. 31, 2008:



                                             AIM VI             AIM VI             AIM VI             AIM VI             AIM VI
                                           BASIC VAL,          CAP APPR,          CAP DEV,           CORE EQ,           CORE EQ,
PRICE LEVEL                                  SER II             SER II             SER II              SER I             SER II
                                        --------------------------------------------------------------------------------------------
1.00%                                         $0.89              $  --              $1.15              $  --              $0.80
1.05%                                          0.54               0.60               0.63                 --                 --
1.10%                                          0.89                 --               1.14                 --               0.80
1.15%                                          0.57               0.59               0.74                 --                 --
1.20%                                          0.54               0.59               0.63                 --                 --
1.25%                                          0.88               0.59               1.13                 --               0.79
1.30%                                          0.88               0.59               1.13                 --               0.79
1.35%                                          0.87               0.59               1.13                 --               0.79
1.40%                                          0.87               0.59               1.12               0.94               0.79
1.50%                                          0.56               0.59               0.73                 --                 --
1.55%                                          0.86               0.59               1.11                 --               0.79
1.65%                                          0.86                 --               1.11                 --               0.78
1.70%                                          0.56               0.59               0.73                 --                 --
1.80%                                            --               0.55               0.50                 --                 --
1.90%                                            --               0.55               0.50                 --                 --
2.00%                                            --               0.55               0.50                 --                 --
------------------------------------------------------------------------------------------------------------------------------------





                                             AIM VI
                                           GLOBAL HLTH                             AIM VI             AIM VI           AB VPS BAL
                                              CARE,             AIM VI            INTL GRO,      MID CAP CORE EQ,   WEALTH STRATEGY,
PRICE LEVEL                                  SER II         INTL GRO, SER I        SER II             SER II              CL B
                                        --------------------------------------------------------------------------------------------
1.00%                                         $  --              $  --              $  --              $  --              $0.82
1.05%                                          0.73                 --               0.61               0.84               0.82
1.10%                                            --                 --                 --                 --               0.82
1.15%                                          0.73                 --               0.61               0.91               0.82
1.20%                                          0.73                 --               0.61               0.84               0.82
1.25%                                          0.73                 --               0.61               0.83               0.82
1.30%                                          0.72                 --               0.61               0.90               0.82
1.35%                                          0.72                 --               0.61               0.90               0.82
1.40%                                          0.72               1.10               0.61               0.83               0.82
1.50%                                          0.72                 --               0.61               0.90               0.82
1.55%                                          0.72                 --               0.61               0.89               0.82
1.65%                                            --                 --                 --                 --               0.82
1.70%                                          0.72                 --               0.61               0.89               0.82
1.80%                                          0.71                 --               0.57                 --                 --
1.90%                                          0.71                 --               0.57                 --                 --
2.00%                                          0.71                 --               0.57                 --                 --
------------------------------------------------------------------------------------------------------------------------------------





 164    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                AB VPS              AB VPS            AB VPS             AB VPS             AC VP
                                             GLOBAL TECH,         GRO & INC,         INTL VAL,         LG CAP GRO,       INC & GRO,
PRICE LEVEL                                      CL B                CL B              CL B               CL B              CL I
                                         -------------------------------------------------------------------------------------------
1.00%                                           $1.00                $1.10             $  --              $1.03             $  --
1.05%                                            0.60                 0.71              0.60                 --                --
1.10%                                            0.99                 1.09                --               1.02                --
1.15%                                            0.60                 0.75              0.78                 --                --
1.20%                                            0.60                 0.71              0.60                 --                --
1.25%                                            0.98                 1.08              0.60               1.02                --
1.30%                                            0.98                 1.08              0.78               1.01                --
1.35%                                            0.98                 1.09              0.78               1.01                --
1.40%                                            0.98                 1.08              0.59               1.01              0.87
1.50%                                            0.60                 0.74              0.77                 --                --
1.55%                                            0.97                 1.07              0.77               1.00                --
1.65%                                            0.96                 1.06                --               0.99                --
1.70%                                            0.59                 0.73              0.76                 --                --
1.80%                                            0.51                 0.56              0.43                 --                --
1.90%                                            0.51                 0.56              0.43                 --                --
2.00%                                            0.51                 0.56              0.43                 --                --
------------------------------------------------------------------------------------------------------------------------------------





                                                AC VP                AC VP             AC VP              AC VP             AC VP
                                           INFLATION PROT,           INTL,         MID CAP VAL,          ULTRA,             VAL,
PRICE LEVEL                                     CL II                CL II             CL II              CL II             CL I
                                         -------------------------------------------------------------------------------------------
1.00%                                           $  --                $  --             $  --              $  --             $  --
1.05%                                            1.08                 0.77              0.67               0.71                --
1.10%                                              --                   --                --                 --                --
1.15%                                            1.07                 0.93              0.67               0.68                --
1.20%                                            1.07                 0.77              0.67               0.71                --
1.25%                                            1.07                 0.77              0.67               0.71                --
1.30%                                            1.07                 0.92              0.67               0.68                --
1.35%                                            1.06                 0.92              0.67               0.68                --
1.40%                                            1.07                 0.77              0.67               0.71              1.27
1.50%                                            1.06                 0.91              0.67               0.67                --
1.55%                                            1.06                 0.91              0.67               0.67                --
1.65%                                              --                   --                --                 --                --
1.70%                                            1.05                 0.91              0.67               0.67                --
1.80%                                              --                   --              0.68               0.59                --
1.90%                                              --                   --              0.68               0.59                --
2.00%                                              --                   --              0.68               0.59                --
------------------------------------------------------------------------------------------------------------------------------------





                                               AC VP                 COL               COL                COL               COL
                                                VAL,              HI YIELD,       MARSICO GRO,     MARSICO INTL OPP,    SM CAP VAL,
PRICE LEVEL                                    CL II               VS CL B           VS CL A            VS CL B           VS CL B
                                        -------------------------------------------------------------------------------------------
1.00%                                          $  --                $  --             $  --              $  --             $  --
1.05%                                           0.78                 0.81              0.67               0.58              0.77
1.10%                                             --                   --                --                 --                --
1.15%                                           0.85                 0.80              0.67               0.58              0.89
1.20%                                           0.78                 0.80              0.67               0.58              0.77
1.25%                                           0.78                 0.80              0.67               0.58              0.77
1.30%                                           0.85                 0.80              0.67               0.58              0.88
1.35%                                           0.85                 0.80              0.67               0.58              0.88
1.40%                                           0.78                 0.80              0.67               0.58              0.76
1.50%                                           0.84                 0.79              0.67               0.58              0.88
1.55%                                           0.84                 0.79              0.67               0.58              0.87
1.65%                                             --                   --                --                 --                --
1.70%                                           0.83                 0.79              0.67               0.57              0.87
1.80%                                           0.65                 0.73              0.60               0.51              0.67
1.90%                                           0.65                 0.73              0.60               0.51              0.67
2.00%                                           0.65                 0.73              0.60               0.51              0.67
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    165

                                                     CS            DREY IP          DREY IP        DREY VIF       DREY VIF
                                                  COMMODITY     MIDCAP STOCK,      TECH GRO,         APPR,        INTL EQ,
PRICE LEVEL                                        RETURN            SERV             SERV           SERV           SERV
                                                ---------------------------------------------------------------------------
1.00%                                               $  --           $  --            $  --           $  --         $  --
1.05%                                                0.72            0.63             0.72            0.85          0.62
1.10%                                                  --              --               --              --            --
1.15%                                                0.72            0.70             0.71            0.89          0.62
1.20%                                                0.72            0.63             0.71            0.84          0.62
1.25%                                                0.72            0.63             0.71            0.84          0.62
1.30%                                                0.72            0.70             0.70            0.88          0.62
1.35%                                                0.72            0.70             0.70            0.88          0.62
1.40%                                                0.72            0.62             0.71            0.84          0.62
1.50%                                                0.72            0.69             0.70            0.87          0.62
1.55%                                                0.72            0.69             0.70            0.87          0.62
1.65%                                                  --              --               --              --            --
1.70%                                                0.72            0.69             0.69            0.87          0.62
1.80%                                                0.68              --               --              --          0.58
1.90%                                                0.68              --               --              --          0.57
2.00%                                                0.68              --               --              --          0.57
---------------------------------------------------------------------------------------------------------------------------





                                                  DREY VIF          EV VT           FID VIP         FID VIP       FID VIP
                                                  INTL VAL,     FLOATING-RATE     CONTRAFUND,      GRO, SERV     INVEST GR,
PRICE LEVEL                                         SERV             INC           SERV CL 2         CL 2        SERV CL 2
                                                ---------------------------------------------------------------------------
1.00%                                               $  --           $  --            $1.28           $1.02         $  --
1.05%                                                0.74            0.71             0.73            0.71          1.03
1.10%                                                  --              --             1.27            1.01            --
1.15%                                                0.89            0.71             0.86            0.73          1.02
1.20%                                                0.74            0.71             0.72            0.70          1.02
1.25%                                                0.73            0.71             1.26            1.01          1.02
1.30%                                                0.88            0.71             1.25            1.00          1.02
1.35%                                                0.88            0.71             1.25            1.00          1.01
1.40%                                                0.73            0.71             1.25            1.00          1.02
1.50%                                                0.88            0.71             0.85            0.72          1.01
1.55%                                                0.87            0.71             1.24            0.99          1.01
1.65%                                                  --              --             1.23            0.98            --
1.70%                                                0.87            0.70             0.84            0.71          1.00
1.80%                                                0.60            0.71             0.56              --          0.96
1.90%                                                0.60            0.71             0.56              --          0.96
2.00%                                                0.60            0.71             0.56              --          0.96
---------------------------------------------------------------------------------------------------------------------------





 166    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                              FID VIP           FID VIP          FTVIPT FRANK        FTVIPT FRANK     FTVIPT FRANK
                                              MID CAP,         OVERSEAS,         GLOBAL REAL           INC SEC,       RISING DIVD,
PRICE LEVEL                                  SERV CL 2         SERV CL 2          EST, CL 2              CL 2             CL 2
                                          -----------------------------------------------------------------------------------------
1.00%                                          $1.62             $1.56              $1.06               $  --             $  --
1.05%                                           0.74              0.75                 --                0.80              0.78
1.10%                                           1.61              1.55               1.05                  --                --
1.15%                                           0.93              0.92                 --                0.86              0.84
1.20%                                           0.74              0.75                 --                0.80              0.78
1.25%                                           1.60              1.53               1.04                0.80              0.78
1.30%                                           1.59              1.53               1.04                0.86              0.84
1.35%                                           1.59              1.53               1.06                0.86              0.84
1.40%                                           1.59              1.52               1.03                0.79              0.78
1.50%                                           0.92              0.91                 --                0.85              0.83
1.55%                                           1.57              1.51               1.02                0.85              0.83
1.65%                                           1.56              1.50               1.04                  --                --
1.70%                                           0.91              0.90                 --                0.84              0.82
1.80%                                           0.58              0.55                 --                0.67                --
1.90%                                           0.58              0.55                 --                0.67                --
2.00%                                           0.58              0.55                 --                0.67                --
-----------------------------------------------------------------------------------------------------------------------------------





                                            FTVIPT FRANK     FTVIPT FRANK           FTVIPT              FTVIPT           FTVIPT
                                               SM CAP         SM MID CAP        MUTUAL SHARES          TEMP FOR        TEMP GLOBAL
PRICE LEVEL                                  VAL, CL 2         GRO, CL 2          SEC, CL 2           SEC, CL 2        BOND, CL 2
                                          -----------------------------------------------------------------------------------------
1.00%                                          $1.45             $1.14              $1.17               $1.49             $  --
1.05%                                             --              0.69               0.73                  --              1.23
1.10%                                           1.44              1.13               1.16                1.48                --
1.15%                                             --              0.71               0.85                  --              1.29
1.20%                                             --              0.69               0.73                  --              1.23
1.25%                                           1.43              1.12               1.15                1.46              1.23
1.30%                                           1.43              1.12               1.15                1.46              1.28
1.35%                                           1.42              1.11               1.14                1.48              1.28
1.40%                                           1.42              1.11               1.14                1.45              1.22
1.50%                                             --              0.70               0.83                  --              1.27
1.55%                                           1.41              1.10               1.13                1.44              1.27
1.65%                                           1.40              1.09               1.12                1.46                --
1.70%                                             --              0.70               0.83                  --              1.26
1.80%                                             --                --                 --                  --              1.05
1.90%                                             --                --                 --                  --              1.05
2.00%                                             --                --                 --                  --              1.05
-----------------------------------------------------------------------------------------------------------------------------------





                                               FTVIPT           GS VIT              GS VIT           JANUS ASPEN       JANUS ASPEN
                                              TEMP GRO       MID CAP VAL,      STRUCTD U.S. EQ,          BAL,            JANUS,
PRICE LEVEL                                  SEC, CL 2           INST                INST                INST             SERV
                                          -----------------------------------------------------------------------------------------
1.00%                                          $  --             $  --              $  --               $  --             $  --
1.05%                                           0.68              0.72               0.59                  --              0.63
1.10%                                             --                --                 --                  --                --
1.15%                                           0.78              0.85               0.59                  --              0.63
1.20%                                           0.68              0.72               0.59                  --              0.63
1.25%                                           0.68              0.72               0.58                  --              0.63
1.30%                                           0.77              0.84               0.58                  --              0.63
1.35%                                           0.77              0.84               0.58                  --              0.63
1.40%                                           0.67              0.72               0.58                1.53              0.63
1.50%                                           0.77              0.84               0.58                  --              0.62
1.55%                                           0.77              0.84               0.58                  --              0.62
1.65%                                             --                --                 --                  --                --
1.70%                                           0.76              0.83               0.58                  --              0.62
1.80%                                           0.55              0.60               0.58                  --              0.59
1.90%                                           0.55              0.60               0.58                  --              0.59
2.00%                                           0.55              0.59               0.58                  --              0.58
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    167

                                               JANUS ASPEN      LM PTNRS            MFS             MFS            MFS
                                                 WORLD,        VAR SM CAP     INV GRO STOCK,     NEW DIS,     TOTAL RETURN,
PRICE LEVEL                                       INST          GRO, CL I         SERV CL         SERV CL        SERV CL
                                             -------------------------------------------------------------------------------
1.00%                                             $  --           $  --            $1.02           $1.04          $1.15
1.05%                                                --            0.61             0.75            0.69           0.87
1.10%                                                --              --             1.01            1.04           1.14
1.15%                                                --            0.61             0.77            0.73           0.90
1.20%                                                --            0.60             0.75            0.69           0.87
1.25%                                                --            0.60             1.01            1.03           1.13
1.30%                                                --            0.60             1.00            1.02           1.13
1.35%                                                --            0.60             1.00            1.02           1.13
1.40%                                              0.77            0.60             1.00            1.02           1.12
1.50%                                                --            0.60             0.76            0.72           0.89
1.55%                                                --            0.60             0.99            1.01           1.11
1.65%                                                --              --             0.98            1.00           1.11
1.70%                                                --            0.60             0.76            0.71           0.88
1.80%                                                --            0.57               --              --           0.75
1.90%                                                --            0.57               --              --           0.75
2.00%                                                --            0.57               --              --           0.75
----------------------------------------------------------------------------------------------------------------------------





                                                   MFS                                                            OPPEN
                                               UTILITIES,         NACM             OPCAP           OPCAP         CAP APPR
PRICE LEVEL                                      SERV CL         SM CAP             EQ            MANAGED           VA
                                             -------------------------------------------------------------------------------
1.00%                                             $2.00           $  --            $  --           $  --          $  --
1.05%                                              0.96              --               --              --             --
1.10%                                              1.98              --               --              --             --
1.15%                                              1.23              --               --              --             --
1.20%                                              0.95              --               --              --             --
1.25%                                              1.97              --               --              --             --
1.30%                                              1.96              --               --              --             --
1.35%                                              1.96              --               --              --             --
1.40%                                              1.95            1.31             0.83            0.97           0.88
1.50%                                              1.21              --               --              --             --
1.55%                                              1.93              --               --              --             --
1.65%                                              1.92              --               --              --             --
1.70%                                              1.20              --               --              --             --
1.80%                                              0.64              --               --              --             --
1.90%                                              0.64              --               --              --             --
2.00%                                              0.64              --               --              --             --
----------------------------------------------------------------------------------------------------------------------------





 168    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                             OPPEN              OPPEN              OPPEN              OPPEN              OPPEN
                                         CAP APPR VA,      GLOBAL SEC VA,         HI INC           HI INC VA,         MAIN ST SM
PRICE LEVEL                                  SERV               SERV                VA                SERV           CAP VA, SERV
                                       --------------------------------------------------------------------------------------------
1.00%                                        $0.96              $1.48              $  --              $0.29              $1.34
1.05%                                         0.66               0.72                 --                 --               0.66
1.10%                                         0.96               1.47                 --               0.29               1.33
1.15%                                         0.68               0.87                 --                 --               0.77
1.20%                                         0.66               0.72                 --                 --               0.66
1.25%                                         0.95               1.46                 --               0.29               1.32
1.30%                                         0.95               1.46                 --               0.29               1.31
1.35%                                         0.95               1.45                 --               0.28               1.31
1.40%                                         0.94               1.45               0.29               0.28               1.31
1.50%                                         0.67               0.85                 --                 --               0.76
1.55%                                         0.93               1.44                 --               0.28               1.29
1.65%                                         0.93               1.43                 --               0.28               1.29
1.70%                                         0.66               0.85                 --                 --               0.75
1.80%                                         0.52               0.56                 --                 --               0.57
1.90%                                         0.52               0.56                 --                 --               0.57
2.00%                                         0.51               0.56                 --                 --               0.57
-----------------------------------------------------------------------------------------------------------------------------------





                                             OPPEN            PIMCO VIT           PUT VT             PUT VT             PUT VT
                                           STRATEGIC         ALL ASSET,          DIV INC,           DIV INC,          GRO & INC,
PRICE LEVEL                              BOND VA, SERV       ADVISOR CL            CL IA              CL IB              CL IA
                                       --------------------------------------------------------------------------------------------
1.00%                                        $1.20              $  --              $  --              $  --              $  --
1.05%                                         0.98               0.86                 --                 --                 --
1.10%                                         1.19                 --                 --                 --                 --
1.15%                                         1.00               0.86                 --                 --                 --
1.20%                                         0.98               0.86                 --                 --                 --
1.25%                                         1.18               0.86                 --                 --                 --
1.30%                                         1.18               0.86                 --                 --                 --
1.35%                                         1.18               0.86                 --                 --                 --
1.40%                                         1.17               0.86               1.00               1.03               0.89
1.50%                                         0.99               0.86                 --                 --                 --
1.55%                                         1.16               0.86                 --                 --                 --
1.65%                                         1.16                 --                 --                 --                 --
1.70%                                         0.98               0.85                 --                 --                 --
1.80%                                         0.86               0.83                 --                 --                 --
1.90%                                         0.86               0.83                 --                 --                 --
2.00%                                         0.86               0.83                 --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------





                                                               PUT VT
                                            PUT VT           GLOBAL HLTH          PUT VT             PUT VT             PUT VT
                                          GRO & INC,            CARE,            HI YIELD,          HI YIELD,          INTL EQ,
PRICE LEVEL                                  CL IB              CL IB              CL IA              CL IB              CL IB
                                       --------------------------------------------------------------------------------------------
1.00%                                        $1.00              $  --              $  --              $  --              $1.34
1.05%                                           --               0.86                 --                 --               0.72
1.10%                                         0.99                 --                 --                 --               1.33
1.15%                                           --               0.95                 --                 --               0.88
1.20%                                           --               0.86                 --                 --               0.72
1.25%                                         0.98               0.86                 --                 --               1.32
1.30%                                         0.98               0.94                 --                 --               1.32
1.35%                                         0.98               0.94                 --                 --               1.31
1.40%                                         0.76               0.85               1.01               1.09               1.31
1.50%                                           --               0.94                 --                 --               0.86
1.55%                                         0.96               0.93                 --                 --               1.30
1.65%                                         0.96                 --                 --                 --               1.29
1.70%                                           --               0.93                 --                 --               0.86
1.80%                                           --                 --                 --                 --                 --
1.90%                                           --                 --                 --                 --                 --
2.00%                                           --                 --                 --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    169

                                            PUT VT             PUT VT             PUT VT             PUT VT             PUT VT
                                           NEW OPP,           RESEARCH,         SM CAP VAL,          VISTA,            VOYAGER,
PRICE LEVEL                                  CL IA              CL IB              CL IB              CL IB              CL IB
                                       --------------------------------------------------------------------------------------------
1.00%                                        $  --              $0.99              $  --              $1.03              $  --
1.05%                                           --                 --               0.58               0.59                 --
1.10%                                           --               0.98                 --               1.03                 --
1.15%                                           --                 --               0.67               0.68                 --
1.20%                                           --                 --               0.58               0.59                 --
1.25%                                           --               0.97               0.58               1.02                 --
1.30%                                           --               0.97               0.67               1.02                 --
1.35%                                           --               0.97               0.66               1.01                 --
1.40%                                         0.79               0.96               0.58               1.01               0.74
1.50%                                           --                 --               0.66               0.67                 --
1.55%                                           --               0.95               0.66               1.00                 --
1.65%                                           --               0.95                 --               1.00                 --
1.70%                                           --                 --               0.65               0.66                 --
1.80%                                           --                 --                 --                 --                 --
1.90%                                           --                 --                 --                 --                 --
2.00%                                           --                 --                 --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------





                                         RVS PTNRS VP       RVS PTNRS VP       RVS PTNRS VP
                                          FUNDAMENTAL          SELECT             SM CAP             RVS VP             RVS VP
PRICE LEVEL                                   VAL                VAL                VAL                BAL             CASH MGMT
                                       --------------------------------------------------------------------------------------------
1.00%                                        $  --              $  --              $1.42              $  --              $1.09
1.05%                                         0.60               0.72               0.72                 --               1.07
1.10%                                           --                 --               1.41                 --               1.09
1.15%                                         0.60               0.78               0.83                 --               1.10
1.20%                                         0.60               0.72               0.71                 --               1.07
1.25%                                         0.60               0.72               1.40                 --               1.08
1.30%                                         0.60               0.77               1.39                 --               1.08
1.35%                                         0.60               0.77               1.39                 --               1.07
1.40%                                         0.60               0.72               1.38               0.91               1.15
1.50%                                         0.60               0.77               0.82                 --               1.08
1.55%                                         0.60               0.77               1.37                 --               1.06
1.65%                                           --                 --               1.36                 --               1.05
1.70%                                         0.60               0.76               0.81                 --               1.07
1.80%                                         0.59               0.59               0.62                 --               1.01
1.90%                                         0.59               0.59               0.62                 --               1.01
2.00%                                         0.59               0.59               0.62                 --               1.01
-----------------------------------------------------------------------------------------------------------------------------------





 170    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                    RVS VP                           RVS VP
                                                   RVS VP        RVS VP        GLOBAL INFLATION        SEL VP       HI YIELD
PRICE LEVEL                                       DIV BOND     DIV EQ INC          PROT SEC             GRO           BOND
                                                -----------------------------------------------------------------------------
1.00%                                              $1.05          $1.50             $  --              $0.89          $  --
1.05%                                               1.01           0.71              1.08               0.63           0.80
1.10%                                               1.05           1.49                --               0.89             --
1.15%                                               1.01           0.88              1.09               0.68           0.85
1.20%                                               1.00           0.71              1.08               0.62           0.80
1.25%                                               1.04           1.47              1.08               0.88           0.80
1.30%                                               1.04           1.47              1.08               0.88           0.84
1.35%                                               1.03           1.47              1.08               0.87           0.84
1.40%                                               1.18           1.46              1.07               0.87           0.79
1.50%                                               0.99           0.86              1.08               0.67           0.84
1.55%                                               1.02           1.45              1.07               0.86           0.83
1.65%                                               1.01           1.44                --               0.86             --
1.70%                                               0.99           0.86              1.07               0.67           0.83
1.80%                                               0.93           0.56              1.02               0.51           0.72
1.90%                                               0.93           0.56              1.02               0.51           0.72
2.00%                                               0.93           0.56              1.01               0.51           0.72
-----------------------------------------------------------------------------------------------------------------------------





                                                                                    SEL VP             RVS VP        RVS VP
                                                   RVS VP        RVS VP             LG CAP            MID CAP        MID CAP
PRICE LEVEL                                       INC OPP        DYN EQ              VAL                GRO            VAL
                                                -----------------------------------------------------------------------------
1.00%                                              $  --          $0.63             $  --              $  --          $  --
1.05%                                               0.87           0.67              0.68               0.64           0.54
1.10%                                                 --           0.63                --                 --             --
1.15%                                               0.89           0.72              0.74               0.69           0.54
1.20%                                               0.86           0.66              0.68               0.64           0.54
1.25%                                               0.86           0.63              0.68               0.64           0.54
1.30%                                               0.89           0.71              0.73               0.68           0.54
1.35%                                               0.89           0.71              0.73               0.68           0.54
1.40%                                               0.86           0.70              0.68               0.58           0.54
1.50%                                               0.88           0.71              0.73               0.68           0.54
1.55%                                               0.88           0.70              0.73               0.67           0.54
1.65%                                                 --           0.62                --                 --             --
1.70%                                               0.87           0.70              0.72               0.67           0.54
1.80%                                               0.79           0.54                --                 --           0.52
1.90%                                               0.79           0.54                --                 --           0.52
2.00%                                               0.78           0.54                --                 --           0.52
-----------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    171

                                                                   RVS VP                                              VANK LIT
                                                RVS VP             SHORT        THDL VP EMER          THDL VP          COMSTOCK,
PRICE LEVEL                                    S&P 500            DURATION          MKTS             INTL OPP            CL II
                                         ----------------------------------------------------------------------------------------
1.00%                                           $1.11              $1.03            $  --              $  --             $  --
1.05%                                            0.73               1.03             0.84               0.78              0.69
1.10%                                            1.10               1.03               --                 --                --
1.15%                                            0.78               1.04             1.18               0.96              0.75
1.20%                                            0.73               1.03             0.84               0.77              0.69
1.25%                                            1.09               1.02             0.84               0.77              0.69
1.30%                                            1.09               1.01             1.18               0.95              0.74
1.35%                                            1.09               1.01             1.17               0.95              0.74
1.40%                                            1.09               1.01             0.83               0.88              0.69
1.50%                                            0.77               1.02             1.17               0.95              0.74
1.55%                                            1.08               1.00             1.16               0.94              0.73
1.65%                                            1.07               0.99               --                 --                --
1.70%                                            0.76               1.01             1.16               0.94              0.73
1.80%                                            0.59               0.96             0.48               0.58              0.59
1.90%                                            0.59               0.96             0.48               0.58              0.59
2.00%                                            0.59               0.96             0.48               0.58              0.59
---------------------------------------------------------------------------------------------------------------------------------

                                               VANK UIF           VANK UIF        VANK UIF
                                           GLOBAL REAL EST,     MID CAP GRO,   U.S. REAL EST,         WANGER            WANGER
PRICE LEVEL                                     CL II              CL II            CL II              INTL               USA
                                         ----------------------------------------------------------------------------------------
1.00%                                           $  --              $  --            $  --              $  --             $  --
1.05%                                            0.47               0.59             0.62               0.76              0.67
1.10%                                              --                 --               --                 --                --
1.15%                                            0.47               0.59             0.83               1.09              0.76
1.20%                                            0.47               0.59             0.62               0.76              0.67
1.25%                                            0.47               0.59             0.62               0.76              0.67
1.30%                                            0.47               0.59             0.82               1.09              0.75
1.35%                                            0.47               0.59             0.82               1.08              0.75
1.40%                                            0.47               0.59             0.61               0.76              0.67
1.50%                                            0.46               0.59             0.82               1.08              0.75
1.55%                                            0.46               0.59             0.81               1.08              0.75
1.65%                                              --                 --               --                 --                --
1.70%                                            0.46               0.59             0.81               1.07              0.74
1.80%                                            0.48               0.52               --               0.52              0.57
1.90%                                            0.48               0.52               --               0.52              0.57
2.00%                                            0.48               0.52               --               0.52              0.57
---------------------------------------------------------------------------------------------------------------------------------





 172    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

The following is a summary of units outstanding at Dec. 31, 2008:



                                           AIM VI             AIM VI             AIM VI             AIM VI             AIM VI
                                         BASIC VAL,          CAP APPR,          CAP DEV,           CORE EQ,           CORE EQ,
PRICE LEVEL                                SER II             SER II             SER II              SER I             SER II
                                      --------------------------------------------------------------------------------------------
1.00%                                        2,700                --                   --                --                 --
1.05%                                           --                --                   --                --                 --
1.10%                                       88,182                --               34,880                --              8,050
1.15%                                       91,661                --                   --                --                 --
1.20%                                           --                --                   --                --                 --
1.25%                                           --                --                   --                --                 --
1.30%                                       35,997                --                8,708                --                 --
1.35%                                      247,595                --               40,105                --                 --
1.40%                                       27,838                --                   --           443,665                 --
1.50%                                       81,791                --                   --                --                 --
1.55%                                       14,573                --                   --                --                 --
1.65%                                       45,080                --                3,396                --                 --
1.70%                                          835                --                   --                --                 --
1.80%                                           --                --                   --                --                 --
1.90%                                           --                --                   --                --                 --
2.00%                                           --                --                   --                --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total                                      636,252                --               87,089           443,665              8,050
----------------------------------------------------------------------------------------------------------------------------------

                                           AIM VI
                                         GLOBAL HLTH          AIM VI             AIM VI             AIM VI           AB VPS BAL
                                            CARE,            INTL GRO,          INTL GRO,      MID CAP CORE EQ,   WEALTH STRATEGY,
PRICE LEVEL                                SER II              SER I             SER II             SER II              CL B
                                      --------------------------------------------------------------------------------------------
1.00%                                           --                --                   --                --              2,628
1.05%                                           --                --              328,518                --                 --
1.10%                                           --                --                   --                --            100,412
1.15%                                           --                --               31,254            14,345             10,507
1.20%                                           --                --              348,792                --                 --
1.25%                                           --                --              182,157                --                 --
1.30%                                           --                --               46,461             7,061             55,086
1.35%                                           --                --              283,294            36,247             88,602
1.40%                                           --            53,456              183,050                --                 62
1.50%                                           --                --              257,528            13,539             16,602
1.55%                                           --                --               96,517             1,263                 --
1.65%                                           --                --                   --                --             16,590
1.70%                                           --                --              220,267               185                 --
1.80%                                           --                --                   --                --                 --
1.90%                                           --                --               13,309                --                 --
2.00%                                           --                --                   --                --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total                                           --            53,456            1,991,147            72,640            290,489
----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    173

                                                    AB VPS            AB VPS         AB VPS           AB VPS          AC VP
                                                 GLOBAL TECH,       GRO & INC,      INTL VAL,      LG CAP GRO,     INC & GRO,
PRICE LEVEL                                          CL B              CI B           CL B             CL B           CL I
                                             ---------------------------------------------------------------------------------
1.00%                                                 7,417              961               --           1,957            --
1.05%                                                    --               --          426,175              --            --
1.10%                                                79,856          179,693               --           4,906            --
1.15%                                                    --               --          258,066              --            --
1.20%                                                    --               --          439,276              --            --
1.25%                                                    --               --          236,538              --            --
1.30%                                                    --            5,765          278,181           6,055            --
1.35%                                                 8,087          228,299          629,323          37,676            --
1.40%                                                 3,423           12,532          242,971          84,896        80,258
1.50%                                                    --               --          602,184              --            --
1.55%                                                    --               --          138,943              --            --
1.65%                                                32,888          350,180               --          62,286            --
1.70%                                                    --               --          261,873              --            --
1.80%                                                    --               --               --              --            --
1.90%                                                    --               --           22,301              --            --
2.00%                                                    --               --               --              --            --
------------------------------------------------------------------------------------------------------------------------------
Total                                               131,671          777,430        3,535,831         197,776        80,258
------------------------------------------------------------------------------------------------------------------------------

                                                    AC VP             AC VP           AC VP           AC VP           AC VP
                                               INFLATION PROT,        INTL,       MID CAP VAL,        ULTRA,          VAL,
PRICE LEVEL                                         CL II             CL II           CL II           CL II           CL I
                                             ---------------------------------------------------------------------------------
1.00%                                                    --               --               --              --            --
1.05%                                                    --               --               --              --            --
1.10%                                                    --               --               --              --            --
1.15%                                               215,547               --               --         365,806            --
1.20%                                                    --               --               --              --            --
1.25%                                                    --               --               --              --            --
1.30%                                               278,233               --               --         321,173            --
1.35%                                               254,143               --               --         588,490            --
1.40%                                                    --               --               --          30,102        56,156
1.50%                                               326,080               --               --         562,299            --
1.55%                                                51,728               --               --          66,126            --
1.65%                                                    --               --               --              --            --
1.70%                                                36,800               --               --          52,511            --
1.80%                                                    --               --              543              --            --
1.90%                                                    --               --               --              --            --
2.00%                                                    --               --               --              --            --
------------------------------------------------------------------------------------------------------------------------------
Total                                             1,162,531               --              543       1,986,507        56,156
------------------------------------------------------------------------------------------------------------------------------





 174    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                               AC VP                COL               COL                COL                COL
                                                VAL,             HI YIELD,       MARSICO GRO,     MARSICO INTL OPP,     SM CAP VAL,
PRICE LEVEL                                    CL II              VS CL B           VS CL A            VS CL B            VS CL B
                                        -------------------------------------------------------------------------------------------
1.00%                                              --                  --                 --               --                   --
1.05%                                              --                  --            653,514               --              439,173
1.10%                                              --                  --                 --               --                   --
1.15%                                              --              72,517             63,652               --               37,608
1.20%                                              --                  --            679,476               --              458,244
1.25%                                              --                  --            365,681               --              248,894
1.30%                                          13,515             117,534             91,697               --               51,470
1.35%                                          28,065              71,664            560,826               --              330,147
1.40%                                              --                  --            359,855               --              250,642
1.50%                                          42,262              76,152            508,061               --              303,108
1.55%                                              --              22,945            194,636               --              115,042
1.65%                                              --                  --                 --               --                   --
1.70%                                          27,142              11,265            443,306               --              265,284
1.80%                                              --                  --                529               --                   --
1.90%                                              --                  --             27,402               --               18,238
2.00%                                              --                  --                 --               --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         110,984             372,077          3,948,635               --            2,517,850
-----------------------------------------------------------------------------------------------------------------------------------

                                                 CS               DREY IP           DREY IP            DREY VIF          DREY VIF
                                             COMMODITY         MIDCAP STOCK,       TECH GRO,            APPR,            INTL EQ,
PRICE LEVEL                                    RETURN               SERV             SERV                SERV              SERV
                                        -------------------------------------------------------------------------------------------
1.00%                                              --                  --                 --               --                   --
1.05%                                              --                  --                 --               --                   --
1.10%                                              --                  --                 --               --                   --
1.15%                                              --              10,321             82,103               --                   --
1.20%                                              --                  --                 --               --                   --
1.25%                                              --                  --                 --               --                   --
1.30%                                              --                  --             69,835               --                   --
1.35%                                              --               7,099            133,401            7,474                   --
1.40%                                              --                  --              7,139               --                   --
1.50%                                              --              13,329            127,242               --                   --
1.55%                                              --                  --              8,095               --                   --
1.65%                                              --                  --                 --               --                   --
1.70%                                              --                  --             11,592               --                5,781
1.80%                                              --                  --                 --               --                   --
1.90%                                              --                  --                 --               --                   --
2.00%                                              --                  --                 --               --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                              --              30,749            439,407            7,474                5,781
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    175

                                              DREY VIF            EV VT             FID VIP           FID VIP            FID VIP
                                             INTL VAL,        FLOATING-RATE       CONTRAFUND,        GRO, SERV         INVEST GR,
PRICE LEVEL                                     SERV               INC             SERV CL 2            CL 2            SERV CL 2
                                          ------------------------------------------------------------------------------------------
1.00%                                               --                 --             77,569            1,840                  --
1.05%                                               --            230,202            566,512               --             359,295
1.10%                                               --                 --          1,112,346           91,913                  --
1.15%                                               --             18,121            770,451               --             223,497
1.20%                                               --            198,575            543,179               --             306,850
1.25%                                               --            111,821            456,139           18,553             167,973
1.30%                                               --             26,011            523,438            4,756             320,769
1.35%                                               --            150,939          1,905,249           79,381             420,143
1.40%                                               --            115,212            356,327           55,369             191,530
1.50%                                               --            184,341          1,577,291               --             508,836
1.55%                                               --             76,187            222,060            7,833             197,106
1.65%                                               --                 --            160,856          134,759                  --
1.70%                                               --            161,237            428,857               --             281,298
1.80%                                               --                476                546               --                  --
1.90%                                               --              7,881             25,101               --              11,481
2.00%                                               --                 --                 --               --                  --
------------------------------------------------------------------------------------------------------------------------------------
Total                                               --          1,281,003          8,725,921          394,404           2,988,778
------------------------------------------------------------------------------------------------------------------------------------


                                              FID VIP            FID VIP          FTVIPT FRANK      FTVIPT FRANK      FTVIPT FRANK
                                              MID CAP,          OVERSEAS,         GLOBAL REAL         INC SEC,        RISING DIVD,
PRICE LEVEL                                  SERV CL 2          SERV CL 2          EST, CL 2            CL 2              CL 2
                                          ------------------------------------------------------------------------------------------
1.00%                                           21,384              6,724              9,307               --                  --
1.05%                                          309,810                 --                 --               --                  --
1.10%                                          337,227             79,940             36,890               --                  --
1.15%                                          114,149             27,452                 --               --                  --
1.20%                                          315,287                 --                 --               --                  --
1.25%                                          114,988              4,672              1,156               --                  --
1.30%                                          163,167             13,206             52,235               --                  --
1.35%                                          379,257            156,119             27,057               --                  --
1.40%                                          208,532             11,865                 --               --                  --
1.50%                                          364,519             33,546                 --            1,211                  --
1.55%                                          106,613              3,816              9,852               --                  --
1.65%                                          409,803             15,978             17,976               --                  --
1.70%                                          189,160                272                 --               --                  --
1.80%                                               --                 --                 --              514                  --
1.90%                                           13,135                 --                 --               --                  --
2.00%                                               --                 --                 --               --                  --
------------------------------------------------------------------------------------------------------------------------------------
Total                                        3,047,031            353,590            154,473            1,725                  --
------------------------------------------------------------------------------------------------------------------------------------





 176    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                       FTVIPT FRANK       FTVIPT FRANK            FTVIPT               FTVIPT           FTVIPT
                                          SM CAP           SM MID CAP          MUTUAL SHARES          TEMP FOR        TEMP GLOBAL
PRICE LEVEL                              VAL, CL 2         GRO, CL 2             SEC, CL 2           SEC, CL 2        BOND, CL 2
                                      --------------------------------------------------------------------------------------------
1.00%                                       1,794             12,557                52,689              4,908                 --
1.05%                                          --                 --                    --                 --            289,947
1.10%                                      87,629             89,785               521,201             92,901                 --
1.15%                                          --                 --                15,389                 --             94,691
1.20%                                          --                 --                    --                 --            250,873
1.25%                                          --             16,893               211,757              2,021            148,421
1.30%                                      18,625             61,589               106,283             24,786            119,858
1.35%                                     112,697            337,319               689,521            132,761            280,808
1.40%                                       8,644             15,899               267,052             12,582            171,256
1.50%                                          --              4,526                48,079                 --            327,139
1.55%                                      10,176             12,006               144,874                 --            108,484
1.65%                                      23,529             73,929               271,231             56,462                 --
1.70%                                          --                 --                33,306                 --            212,858
1.80%                                          --                 --                    --                 --                 --
1.90%                                          --                 --                    --                 --             10,704
2.00%                                          --                 --                    --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total                                     263,094            624,503             2,361,382            326,421          2,015,039
----------------------------------------------------------------------------------------------------------------------------------


                                          FTVIPT             GS VIT               GS VIT            JANUS ASPEN       JANUS ASPEN
                                         TEMP GRO         MID CAP VAL,       STRUCTD U.S. EQ,           BAL,            JANUS,
PRICE LEVEL                              SEC, CL 2            INST                 INST                 INST             SERV
                                      --------------------------------------------------------------------------------------------
1.00%                                          --                 --                    --                 --                 --
1.05%                                          --            245,012                    --                 --            680,100
1.10%                                          --                 --                    --                 --                 --
1.15%                                          --            189,496                    --                 --             64,064
1.20%                                          --            253,678                    --                 --            703,683
1.25%                                          --            130,242                    --                 --            375,526
1.30%                                          --            179,328                    --                 --             87,081
1.35%                                          --            452,045                    --                 --            570,310
1.40%                                          --            163,014                    --            653,146            386,710
1.50%                                          --            487,236                    --                 --            530,112
1.55%                                          --             85,728                    --                 --            198,722
1.65%                                          --                 --                    --                 --                 --
1.70%                                          --            183,029                    --                 --            458,034
1.80%                                          --                524                    --                 --                 --
1.90%                                          --              9,668                    --                 --             25,756
2.00%                                          --                 --                    --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total                                          --          2,379,000                    --            653,146          4,080,098
----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    177

                                          JANUS ASPEN         LM PTNRS              MFS                MFS                MFS
                                            WORLD,           VAR SM CAP       INV GRO STOCK,        NEW DIS,         TOTAL RETURN,
PRICE LEVEL                                  INST             GRO, CL I           SERV CL            SERV CL            SERV CL
                                       --------------------------------------------------------------------------------------------
1.00%                                            --                --               4,625                982              24,680
1.05%                                            --                --                  --                 --                  --
1.10%                                            --                --             112,280             63,973             730,543
1.15%                                            --                --                  --              8,795               4,872
1.20%                                            --                --                  --                 --                  --
1.25%                                            --                --              13,315             15,261             107,270
1.30%                                            --                --               6,105                 --              15,835
1.35%                                            --                --              84,809             81,187           1,060,194
1.40%                                       188,964                --                  --             15,951              62,309
1.50%                                            --                --                  --                 --               1,985
1.55%                                            --                --                  --                 --              38,262
1.65%                                            --                --               3,804                 --             114,288
1.70%                                            --                --                  --                 --                  --
1.80%                                            --                --                  --                 --                 513
1.90%                                            --                --                  --                 --                  --
2.00%                                            --                --                  --                 --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                       188,964                --             224,938            186,149           2,160,751
-----------------------------------------------------------------------------------------------------------------------------------


                                              MFS                                                                        OPPEN
                                          UTILITIES,            NACM               OPCAP              OPCAP            CAP APPR
PRICE LEVEL                                 SERV CL            SM CAP               EQ               MANAGED              VA
                                       --------------------------------------------------------------------------------------------
1.00%                                        24,020                --                  --                 --                  --
1.05%                                            --                --                  --                 --                  --
1.10%                                        35,151                --                  --                 --                  --
1.15%                                            --                --                  --                 --                  --
1.20%                                            --                --                  --                 --                  --
1.25%                                            --                --                  --                 --                  --
1.30%                                         1,412                --                  --                 --                  --
1.35%                                         1,610                --                  --                 --                  --
1.40%                                         1,663            45,837              36,743            128,333             197,725
1.50%                                            --                --                  --                 --                  --
1.55%                                         5,092                --                  --                 --                  --
1.65%                                         3,712                --                  --                 --                  --
1.70%                                            --                --                  --                 --                  --
1.80%                                            --                --                  --                 --                  --
1.90%                                            --                --                  --                 --                  --
2.00%                                            --                --                  --                 --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        72,660            45,837              36,743            128,333             197,725
-----------------------------------------------------------------------------------------------------------------------------------





 178    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                             OPPEN              OPPEN              OPPEN              OPPEN              OPPEN
                                         CAP APPR VA,      GLOBAL SEC VA,         HI INC           HI INC VA,         MAIN ST SM
PRICE LEVEL                                  SERV               SERV                VA                SERV           CAP VA, SERV
                                       --------------------------------------------------------------------------------------------
1.00%                                         33,466                581               --              68,406              10,925
1.05%                                             --                 --               --                  --                  --
1.10%                                        422,130             89,927               --              62,845             243,686
1.15%                                        234,570                 --               --                  --              65,869
1.20%                                             --                 --               --                  --                  --
1.25%                                         22,397              1,109               --                  --              35,242
1.30%                                        254,444              6,850               --               6,966              24,576
1.35%                                      1,076,172             77,332               --              39,907             236,353
1.40%                                         66,291             14,023           66,405               6,397              58,966
1.50%                                        334,090             23,521               --                  --             148,072
1.55%                                         29,845                 --               --                  --              41,941
1.65%                                        156,620             42,148               --              11,516             354,603
1.70%                                         80,599                 --               --                  --                  --
1.80%                                             --                570               --                  --                  --
1.90%                                             --                 --               --                  --                  --
2.00%                                             --                 --               --                  --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                      2,710,624            256,061           66,405             196,037           1,220,233
-----------------------------------------------------------------------------------------------------------------------------------

                                             OPPEN            PIMCO VIT           PUT VT             PUT VT             PUT VT
                                           STRATEGIC         ALL ASSET,          DIV INC,           DIV INC,          GRO & INC,
PRICE LEVEL                              BOND VA, SERV       ADVISOR CL            CL IA              CL IB              CL IA
                                       --------------------------------------------------------------------------------------------
1.00%                                        103,390                 --               --                  --                  --
1.05%                                        561,463            547,866               --                  --                  --
1.10%                                        655,866                 --               --                  --                  --
1.15%                                        348,032             47,567               --                  --                  --
1.20%                                        460,231            530,492               --                  --                  --
1.25%                                        625,687            290,561               --                  --                  --
1.30%                                        327,496             68,462               --                  --                  --
1.35%                                      1,034,035            420,309               --                  --                  --
1.40%                                        442,005            301,134           49,856              95,722             123,581
1.50%                                        647,644            426,150               --                  --                  --
1.55%                                        384,793            170,272               --                  --                  --
1.65%                                        284,179                 --               --                  --                  --
1.70%                                        407,512            371,576               --                  --                  --
1.80%                                             --                 --               --                  --                  --
1.90%                                         18,743             19,684               --                  --                  --
2.00%                                             --                 --               --                  --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                      6,301,076          3,194,073           49,856              95,722             123,581
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    179

                                                               PUT VT
                                            PUT VT           GLOBAL HLTH          PUT VT             PUT VT             PUT VT
                                          GRO & INC,            CARE,            HI YIELD,          HI YIELD,          INTL EQ,
PRICE LEVEL                                  CL IB              CL IB              CL IA              CL IB              CL IB
                                       --------------------------------------------------------------------------------------------
1.00%                                        11,067                --                  --                --               6,521
1.05%                                            --                --                  --                --                  --
1.10%                                            --                --                  --                --               2,986
1.15%                                            --                --                  --                --                  --
1.20%                                            --                --                  --                --                  --
1.25%                                         3,367                --                  --                --               3,357
1.30%                                            --                --                  --                --                  --
1.35%                                        16,877                --                  --                --               5,996
1.40%                                       249,191                --              55,563            69,851              33,372
1.50%                                            --                --                  --                --                  --
1.55%                                         7,332                --                  --                --                  --
1.65%                                            --                --                  --                --               6,489
1.70%                                            --                --                  --                --                  --
1.80%                                            --                --                  --                --                  --
1.90%                                            --                --                  --                --                  --
2.00%                                            --                --                  --                --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                       287,834                --              55,563            69,851              58,721
-----------------------------------------------------------------------------------------------------------------------------------

                                            PUT VT             PUT VT             PUT VT             PUT VT             PUT VT
                                           NEW OPP,           RESEARCH,         SM CAP VAL,          VISTA,            VOYAGER,
PRICE LEVEL                                  CL IA              CL IB              CL IB              CL IB              CL IB
                                       --------------------------------------------------------------------------------------------
1.00%                                            --                --                  --                --                  --
1.05%                                            --                --                  --                --                  --
1.10%                                            --             5,571                  --                --                  --
1.15%                                            --                --              13,279                --                  --
1.20%                                            --                --                  --                --                  --
1.25%                                            --                --                  --                --                  --
1.30%                                            --                --               9,352             5,668                  --
1.35%                                            --                --              29,660               876                  --
1.40%                                        33,028                --              10,845             1,085             230,385
1.50%                                            --                --              46,085                --                  --
1.55%                                            --                --              10,033                --                  --
1.65%                                            --                --                  --             7,767                  --
1.70%                                            --                --                  --                --                  --
1.80%                                            --                --                  --                --                  --
1.90%                                            --                --                  --                --                  --
2.00%                                            --                --                  --                --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        33,028             5,571             119,254            15,396             230,385
-----------------------------------------------------------------------------------------------------------------------------------





 180    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                          RVS PTNRS VP     RVS PTNRS VP        RVS PTNRS VP
                                          FUNDAMENTAL         SELECT              SM CAP               RVS VP             RVS VP
PRICE LEVEL                                   VAL               VAL                VAL                   BAL             CASH MGMT
                                        --------------------------------------------------------------------------------------------
1.00%                                             --                --              2,410                   --              96,246
1.05%                                        585,297                --                 --                   --              81,018
1.10%                                             --                --              2,678                   --                  --
1.15%                                         54,444                --            227,814                   --              10,808
1.20%                                        608,229                --                 --                   --              57,770
1.25%                                        317,964                --                 --                   --               5,141
1.30%                                         74,433                --            127,284                   --              17,104
1.35%                                        492,208                --            239,859                   --             213,124
1.40%                                        328,678                --             10,245              390,489             149,142
1.50%                                        453,467                --            312,809                   --             315,950
1.55%                                        166,745                --             17,161                   --              20,726
1.65%                                             --                --              3,198                   --              81,029
1.70%                                        387,524                --             34,666                   --               5,979
1.80%                                             --                --                 --                   --                  --
1.90%                                         21,410                --                 --                   --               5,139
2.00%                                             --                --                 --                   --                  --
------------------------------------------------------------------------------------------------------------------------------------
Total                                      3,490,399                --            978,124              390,489           1,059,176
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  RVS VP                                  RVS VP
                                             RVS VP           RVS VP         GLOBAL INFLATION          SEL VP            HI YIELD
PRICE LEVEL                                 DIV BOND        DIV EQ INC           PROT SEC                GRO               BOND
                                        --------------------------------------------------------------------------------------------
1.00%                                          7,769            11,449                 --                   --                  --
1.05%                                        826,929           817,039            303,984                   --                  --
1.10%                                        203,888            67,838                 --               26,168                  --
1.15%                                         93,671           449,950             40,589                   --              43,888
1.20%                                        714,034           860,920            268,361                   --                  --
1.25%                                        461,601           218,920            152,590                   --                  --
1.30%                                         85,647           317,445             47,253                   --              78,083
1.35%                                      1,125,529           676,844            230,846               12,504              27,423
1.40%                                        597,777           238,103            179,958                   --                  --
1.50%                                        736,075         1,136,810            290,139                   --              40,229
1.55%                                        294,625           151,505            102,290                   --              16,255
1.65%                                         27,705               988                 --                   --                  --
1.70%                                        569,067           521,710            211,471                   --              10,151
1.80%                                             --                --                 --                   --                  --
1.90%                                         25,857            40,047             11,407                   --                  --
2.00%                                             --                --                 --                   --                  --
------------------------------------------------------------------------------------------------------------------------------------
Total                                      5,770,174         5,509,568          1,838,888               38,672             216,029
------------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    181

                                                                                     SEL VP             RVS VP             RVS VP
                                               RVS VP              RVS VP            LG CAP             MID CAP           MID CAP
PRICE LEVEL                                   INC OPP              DYN EQ              VAL                GRO               VAL
                                        --------------------------------------------------------------------------------------------
1.00%                                               --                   --                --               --                  --
1.05%                                          293,206                   --                --               --                  --
1.10%                                               --                   --                --               --                  --
1.15%                                           39,841               86,075                --               --                  --
1.20%                                          282,553                   --                --               --                  --
1.25%                                          168,419                   --                --               --                  --
1.30%                                           48,742               65,597                --               --                  --
1.35%                                          243,604              236,100                --               --                  --
1.40%                                          178,975              149,242                --           89,195                  --
1.50%                                          269,051               91,355                --               --                  --
1.55%                                           96,062                9,374                --               --                  --
1.65%                                               --                2,552                --               --                  --
1.70%                                          213,960                1,327                --               --                  --
1.80%                                               --                   --                --               --                  --
1.90%                                           11,163                   --                --               --                  --
2.00%                                               --                   --                --               --                  --
------------------------------------------------------------------------------------------------------------------------------------
Total                                        1,845,576              641,622                --           89,195                  --
------------------------------------------------------------------------------------------------------------------------------------

                                                                   RVS VP                                                 VANK LIT
                                               RVS VP               SHORT            THDL VP            THDL VP          COMSTOCK,
PRICE LEVEL                                   S&P 500             DURATION          EMER MKTS          INTL OPP            CL II
                                        --------------------------------------------------------------------------------------------
1.00%                                            4,974              101,872                --               --                  --
1.05%                                               --               45,135           224,548               --             382,711
1.10%                                          329,911              335,419                --               --                  --
1.15%                                               --               22,628           125,629               --             637,738
1.20%                                               --               39,940           238,749               --             401,167
1.25%                                               --               44,113           129,821               --             213,590
1.30%                                           74,147              103,186           142,733               --             644,601
1.35%                                          463,484              439,648           315,345               --           1,223,297
1.40%                                           32,131               62,107           137,766           41,354             247,613
1.50%                                           13,701               51,929           297,153               --           1,156,636
1.55%                                            5,844               46,704            64,890               --             197,753
1.65%                                           60,058              150,025                --               --                  --
1.70%                                               --               18,934           125,407               --             336,538
1.80%                                               --                   --                --               --                 573
1.90%                                               --                2,447            14,473               --              16,563
2.00%                                               --                   --                --               --                  --
------------------------------------------------------------------------------------------------------------------------------------
Total                                          984,250            1,464,087         1,816,514           41,354           5,458,780
------------------------------------------------------------------------------------------------------------------------------------





 182    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                               VANK UIF           VANK UIF        VANK UIF
                                           GLOBAL REAL EST,     MID CAP GRO,   U.S. REAL EST,         WANGER            WANGER
PRICE LEVEL                                     CL II              CL II            CL II              INTL               USA
                                         ----------------------------------------------------------------------------------------
1.00%                                                --              --                --                   --                --
1.05%                                           228,083              --                --              294,155           156,047
1.10%                                                --              --                --                   --                --
1.15%                                            25,455              --            13,864              178,640           151,547
1.20%                                           256,705              --                --              302,763           173,343
1.25%                                           136,120              --                --              169,108            92,436
1.30%                                            39,096              --            17,259              179,650           176,278
1.35%                                           221,912              --             7,766              430,335           339,053
1.40%                                           125,102              --                --              185,753            84,308
1.50%                                           184,891              --            12,352              397,548           294,384
1.55%                                            72,833              --               923               90,382            64,119
1.65%                                                --              --                --                   --                --
1.70%                                           161,351              --                --              176,452           120,793
1.80%                                                --              --                --                   --               529
1.90%                                             9,202              --                --               13,731             7,577
2.00%                                                --              --                --                   --                --
---------------------------------------------------------------------------------------------------------------------------------
Total                                         1,460,750              --            52,164            2,418,517         1,660,414
---------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    183

The following is a summary of net assets at Dec. 31, 2008:



                                                AIM VI            AIM VI        AIM VI           AIM VI               AIM VI
                                              BASIC VAL,         CAP APPR,     CAP DEV,         CORE EQ,             CORE EQ,
PRICE LEVEL                                     SER II            SER II        SER II            SER I               SER II
                                         -----------------------------------------------------------------------------------------
1.00%                                          $  2,424          $     --     $       51        $     --             $     79
1.05%                                                42                73             49              --                   --
1.10%                                            78,119                --         39,816              --                6,403
1.15%                                            52,386                74             38              --                   --
1.20%                                                41                74             49              --                   --
1.25%                                                33                74             67              --                   78
1.30%                                            31,517                73          9,825              --                   78
1.35%                                           216,178                73         45,120              --                   78
1.40%                                            24,238                73             50         416,991                   78
1.50%                                            46,064                73             37              --                   --
1.55%                                            12,578                73             50              --                   78
1.65%                                            38,682                --          3,755              --                   78
1.70%                                               467                73             37              --                   --
1.80%                                                --                67             49              --                   --
1.90%                                                --                68             49              --                   --
2.00%                                                --                67             49              --                   --
----------------------------------------------------------------------------------------------------------------------------------
Total                                          $502,769           $   935     $   99,091        $416,991             $  6,950
----------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI            AIM VI        AIM VI           AIM VI             AB VPS BAL
                                          GLOBAL HLTH CARE,      INTL GRO,     INTL GRO,    MID CAP CORE EQ,     WEALTH STRATEGY,
PRICE LEVEL                                     SER II             SER I        SER II           SER II                CL B
                                         -----------------------------------------------------------------------------------------
1.00%                                          $     --           $    --     $       --        $     --             $  2,162
1.05%                                                55                --        201,992              64                   67
1.10%                                                --                --             --              --               82,654
1.15%                                                55                --         19,188          13,041                8,647
1.20%                                                55                --        213,970              64                   67
1.25%                                                54                --        111,655              64                   67
1.30%                                                54                --         28,452           6,380               45,320
1.35%                                                54                --        173,352          32,655               72,885
1.40%                                                54            58,706        111,922              64                   52
1.50%                                                54                --        157,194          12,131               13,652
1.55%                                                54                --         58,799           1,174                   67
1.65%                                                --                --             --              --               13,636
1.70%                                                54                --        134,000             210                   67
1.80%                                                70                --             84              --                   --
1.90%                                                70                --          7,562              --                   --
2.00%                                                70                --             84              --                   --
----------------------------------------------------------------------------------------------------------------------------------
Total                                          $    753           $58,706     $1,218,254        $ 65,847             $239,343
----------------------------------------------------------------------------------------------------------------------------------





 184    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                    AB VPS           AB VPS          AB VPS           AB VPS          AC VP
                                                 GLOBAL TECH,      GRO & INC,       INTL VAL,      LG CAP GRO,     INC & GRO,
PRICE LEVEL                                          CL B             CL B            CL B             CL B           CL I
                                              --------------------------------------------------------------------------------
1.00%                                             $    7,408        $  1,084       $       --       $    2,043       $    --
1.05%                                                     45             107          255,734               --            --
1.10%                                                 79,306         196,609               --            5,027            --
1.15%                                                     45              76          201,890               --            --
1.20%                                                     45             107          262,598               --            --
1.25%                                                     45              71          141,220               74            --
1.30%                                                     45           6,235          216,314            6,132            --
1.35%                                                  7,917         248,215          488,354           38,037            --
1.40%                                                  3,341          13,587          144,473           85,481        69,977
1.50%                                                     44              74          464,397               --            --
1.55%                                                     45              73          106,925               73            --
1.65%                                                 31,635         371,112               --           61,810            --
1.70%                                                     44              74          200,265               --            --
1.80%                                                     50              70               44               --            --
1.90%                                                     49              70            9,634               --            --
2.00%                                                     49              70               43               --            --
------------------------------------------------------------------------------------------------------------------------------
Total                                             $  130,113        $837,634       $2,491,891       $  198,677       $69,977
------------------------------------------------------------------------------------------------------------------------------

                                                    AC VP             AC VP           AC VP           AC VP           AC VP
                                               INFLATION PROT,        INTL,       MID CAP VAL,        ULTRA,          VAL,
PRICE LEVEL                                         CL II             CL II           CL II           CL II           CL I
                                              --------------------------------------------------------------------------------
1.00%                                             $       --        $     --       $       --       $       --       $    --
1.05%                                                  2,157              59               50               49            --
1.10%                                                     --              --               --               --            --
1.15%                                                231,282              46               50          249,962            --
1.20%                                                  2,149              58               50               49            --
1.25%                                                  2,146              58               50               49            --
1.30%                                                296,687              46               50          218,109            --
1.35%                                                270,457              46               50          398,813            --
1.40%                                                  2,138              59               50           21,291        71,546
1.50%                                                344,880              46               50          378,701            --
1.55%                                                 54,603              45               50           44,446            --
1.65%                                                     --              --               --               --            --
1.70%                                                 38,601              45               50           35,075            --
1.80%                                                     --              --              433               44            --
1.90%                                                     --              --               68               44            --
2.00%                                                     --              --               67               44            --
------------------------------------------------------------------------------------------------------------------------------
Total                                             $1,245,100        $    508       $    1,068       $1,346,676       $71,546
------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    185

                                              AC VP            COL               COL                 COL                COL
                                              VAL,          HI YIELD,       MARSICO GRO,      MARSICO INTL OPP,     SM CAP VAL,
PRICE LEVEL                                   CL II          VS CL B           VS CL A             VS CL B            VS CL B
                                          -------------------------------------------------------------------------------------
1.00%                                        $    --         $     --        $       --            $   --           $       --
1.05%                                             60               57           440,709                43              338,519
1.10%                                             --               --                --                --                   --
1.15%                                             43           57,973            42,855                43               33,391
1.20%                                             60               57           457,131                43              351,977
1.25%                                             60               57           245,803                43              190,928
1.30%                                         11,443           93,602            61,582                43               45,407
1.35%                                         23,718           56,985           376,360                43              290,903
1.40%                                             59               57           241,278                43              191,534
1.50%                                         35,502           60,325           340,083                43              265,449
1.55%                                             42           18,121           130,182                43              100,522
1.65%                                             --               --                --                --                   --
1.70%                                         22,611            8,875           295,757                43              230,370
1.80%                                             48               54               359                51                   66
1.90%                                             48               54            16,362                50               12,249
2.00%                                             48               54                43                50                   66
-------------------------------------------------------------------------------------------------------------------------------
Total                                        $93,742         $296,271        $2,648,504            $  581           $2,051,381
-------------------------------------------------------------------------------------------------------------------------------

                                               CS            DREY IP           DREY IP            DREY VIF           DREY VIF
                                            COMMODITY     MIDCAP STOCK,       TECH GRO,             APPR,            INTL EQ,
PRICE LEVEL                                  RETURN            SERV             SERV                SERV               SERV
                                          -------------------------------------------------------------------------------------
1.00%                                        $    --         $     --        $       --            $   --           $       --
1.05%                                             54               48                47               128                   47
1.10%                                             --               --                --                --                   --
1.15%                                             54            7,266            58,173               106                   47
1.20%                                             54               48                47               127                   47
1.25%                                             54               48                47               127                   47
1.30%                                             54               53            49,188               106                   47
1.35%                                             54            4,957            93,714             6,573                   47
1.40%                                             54               48             5,070               126                   47
1.50%                                             54            9,250            88,833               105                   47
1.55%                                             54               52             5,656               104                   47
1.65%                                             --               --                --                --                   --
1.70%                                             54               52             8,040               104                3,572
1.80%                                             52               --                --                --                   57
1.90%                                             52               --                --                --                   57
2.00%                                             52               --                --                --                   57
-------------------------------------------------------------------------------------------------------------------------------
Total                                        $   696         $ 21,822        $  308,815            $7,606           $    4,166
-------------------------------------------------------------------------------------------------------------------------------





 186    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                               DREY VIF           EV VT            FID VIP          FID VIP           FID VIP
                                              INTL VAL,       FLOATING-RATE      CONTRAFUND,       GRO, SERV         INVEST GR,
PRICE LEVEL                                      SERV              INC            SERV CL 2           CL 2           SERV CL 2
                                            -------------------------------------------------------------------------------------
1.00%                                         $       --        $     --         $   98,939         $  1,903         $       --
1.05%                                                 55         163,693            411,373              107            369,246
1.10%                                                 --              --          1,410,620           93,262                 --
1.15%                                                 66          12,910            664,138               87            228,639
1.20%                                                 54         140,868            392,926              107            314,056
1.25%                                                 54          79,255            573,363           18,663            171,704
1.30%                                                 66          18,488            656,083            4,770            326,131
1.35%                                                 65         106,802          2,381,427           79,384            426,248
1.40%                                                 54          81,454            444,037           55,214            195,045
1.50%                                                 65         130,105          1,340,068               86            513,070
1.55%                                                 66          53,802            274,328            7,742            198,347
1.65%                                                 --              --            197,587          132,429                 --
1.70%                                                 65         113,520            361,370               85            281,335
1.80%                                                 45           1,750                391               --                 72
1.90%                                                 45           6,995             14,156               --             11,087
2.00%                                                 45           1,409                 82               --                 72
---------------------------------------------------------------------------------------------------------------------------------
Total                                         $      745        $911,051         $9,220,888         $393,839         $3,035,052
---------------------------------------------------------------------------------------------------------------------------------

                                               FID VIP           FID VIP        FTVIPT FRANK      FTVIPT FRANK      FTVIPT FRANK
                                               MID CAP,         OVERSEAS,        GLOBAL REAL        INC SEC,        RISING DIVD,
PRICE LEVEL                                   SERV CL 2         SERV CL 2         EST, CL 2           CL 2              CL 2
                                            -------------------------------------------------------------------------------------
1.00%                                         $   34,692        $ 10,463         $    9,837         $     --         $       --
1.05%                                            230,637              61                 --               61                 79
1.10%                                            543,919         123,715             38,764               --                 --
1.15%                                            106,228          25,292                 --               65                 64
1.20%                                            233,830              61                 --               61                 79
1.25%                                            183,841           7,169              1,204               61                 79
1.30%                                            260,144          20,228             54,258               65                 63
1.35%                                            602,911         238,126             28,759               64                 63
1.40%                                            330,378          18,044                 69               60                 78
1.50%                                            334,342          30,502                 --            1,094                 63
1.55%                                            167,566           5,765             10,086               64                 62
1.65%                                            640,230          23,949             18,778               --                 --
1.70%                                            172,074             246                 --               63                 62
1.80%                                                 85              54                 --              396                 --
1.90%                                              7,571              54                 --               50                 --
2.00%                                                 85              54                 --               50                 --
---------------------------------------------------------------------------------------------------------------------------------
Total                                         $3,848,533        $503,783         $  161,755         $  2,154         $      692
---------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    187

                                            FTVIPT FRANK      FTVIPT FRANK          FTVIPT             FTVIPT           FTVIPT
                                               SM CAP          SM MID CAP        MUTUAL SHARES        TEMP FOR        TEMP GLOBAL
PRICE LEVEL                                  VAL, CL 2         GRO, CL 2           SEC, CL 2          SEC, CL 2       BOND, CL 2
                                          ----------------------------------------------------------------------------------------
1.00%                                         $  2,630         $   14,264         $   61,436          $  7,289        $       --
1.05%                                               --                 71                 63                --           358,046
1.10%                                          126,618            101,400            604,218           137,174                --
1.15%                                               --                 67             13,031                --           121,886
1.20%                                               --                 71                 62                --           308,578
1.25%                                               61             18,914            243,364             2,959           182,349
1.30%                                           26,601             68,756            121,788            36,177           153,337
1.35%                                          160,489            375,471            787,966           196,594           358,512
1.40%                                           12,274             17,646            304,256            18,259           209,596
1.50%                                               --              3,183             40,128                --           415,050
1.55%                                           14,325             13,210            163,629                63           137,353
1.65%                                           32,930             80,871            304,567            82,169                --
1.70%                                               --                 53             27,568                --           267,816
1.80%                                               --                 --                 --                --                79
1.90%                                               --                 --                 --                --            11,248
2.00%                                               --                 --                 --                --                78
----------------------------------------------------------------------------------------------------------------------------------
Total                                         $375,928         $  693,977         $2,672,076          $480,684        $2,523,928
----------------------------------------------------------------------------------------------------------------------------------

                                               FTVIPT            GS VIT             GS VIT           JANUS ASPEN      JANUS ASPEN
                                              TEMP GRO        MID CAP VAL,     STRUCTD U.S. EQ,         BAL,            JANUS,
PRICE LEVEL                                  SEC, CL 2            INST               INST               INST             SERV
                                          ----------------------------------------------------------------------------------------
1.00%                                         $     --         $       --         $       --          $     --        $       --
1.05%                                               51            177,272                 44                --           428,108
1.10%                                               --                 --                 --                --                --
1.15%                                               39            161,024                 44                --            40,176
1.20%                                               50            182,860                 44                --           441,850
1.25%                                               50             93,714                 44                --           235,603
1.30%                                               39            151,436                 44                --            54,468
1.35%                                               39            381,001                 44                --           357,201
1.40%                                               51            116,910                 43           996,786           242,008
1.50%                                               39            408,123                 43                --           331,194
1.55%                                               39             71,660                 43                --           123,983
1.65%                                               --                 --                 --                --                --
1.70%                                               39            152,031                 43                --           285,125
1.80%                                               41                357                 43                --                57
1.90%                                               41              5,803                 43                --            15,072
2.00%                                               41                 44                 43                --                57
----------------------------------------------------------------------------------------------------------------------------------
Total                                         $    559         $1,902,235         $      565          $996,786        $2,554,902
----------------------------------------------------------------------------------------------------------------------------------





 188    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                               JANUS ASPEN      LM PTNRS            MFS             MFS            MFS
                                                 WORLD,        VAR SM CAP     INV GRO STOCK,     NEW DIS,     TOTAL RETURN,
PRICE LEVEL                                       INST          GRO, CL I         SERV CL         SERV CL        SERV CL
                                             -------------------------------------------------------------------------------
1.00%                                           $     --         $    --         $  4,719        $  1,070       $   28,342
1.05%                                                 --              45               57              53               88
1.10%                                                 --              --          113,894          66,284          834,020
1.15%                                                 --              45               38           6,417            4,406
1.20%                                                 --              45               57              53               87
1.25%                                                 --              45           13,389          15,676          121,405
1.30%                                                 --              45            6,121              93           17,870
1.35%                                                 --              44           84,787          82,911        1,192,930
1.40%                                            146,325              45               40          16,242           69,910
1.50%                                                 --              45               38              54            1,836
1.55%                                                 --              45               40              46           42,608
1.65%                                                 --              --            3,737              46          126,381
1.70%                                                 --              45               38              53               66
1.80%                                                 --              42               --              --              458
1.90%                                                 --              42               --              --               74
2.00%                                                 --              41               --              --               74
----------------------------------------------------------------------------------------------------------------------------
Total                                           $146,325         $   574         $226,955        $188,998       $2,440,555
----------------------------------------------------------------------------------------------------------------------------

                                                   MFS                                                            OPPEN
                                               UTILITIES,         NACM             OPCAP           OPCAP         CAP APPR
PRICE LEVEL                                      SERV CL         SM CAP             EQ            MANAGED           VA
                                             -------------------------------------------------------------------------------
1.00%                                           $ 48,033         $    --         $     --        $     --       $       --
1.05%                                                 97              --               --              --               --
1.10%                                             69,743              --               --              --               --
1.15%                                                 92              --               --              --               --
1.20%                                                 97              --               --              --               --
1.25%                                                 91              --               --              --               --
1.30%                                              2,860              --               --              --               --
1.35%                                              3,149              --               --              --               --
1.40%                                              3,243          59,953           30,604         124,811          174,722
1.50%                                                 91              --               --              --               --
1.55%                                              9,844              --               --              --               --
1.65%                                              7,135              --               --              --               --
1.70%                                                 90              --               --              --               --
1.80%                                                 77              --               --              --               --
1.90%                                                 77              --               --              --               --
2.00%                                                 77              --               --              --               --
----------------------------------------------------------------------------------------------------------------------------
Total                                           $144,796         $59,953         $ 30,604        $124,811       $  174,722
----------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    189

                                                    OPPEN              OPPEN           OPPEN         OPPEN           OPPEN
                                                CAP APPR VA,      GLOBAL SEC VA,      HI INC      HI INC VA,      MAIN ST SM
PRICE LEVEL                                         SERV               SERV             VA           SERV        CAP VA, SERV
                                              --------------------------------------------------------------------------------
1.00%                                            $   32,279         $      953        $    --       $19,876       $   14,605
1.05%                                                   118                109             --            --               68
1.10%                                               404,843            132,499             --        18,153          323,855
1.15%                                               159,563                 86             --            --           50,583
1.20%                                                   117                109             --            --               68
1.25%                                                21,294              1,620             --            --           46,432
1.30%                                               241,158              9,975             --         1,989           32,285
1.35%                                             1,017,230            112,300             --        11,361          309,599
1.40%                                                62,479             20,303         19,406         1,816           77,016
1.50%                                               223,997             20,081             --            --          112,077
1.55%                                                27,884                 90             --            --           54,341
1.65%                                               145,488             60,149             --         3,222          456,486
1.70%                                                53,593                 84             --            --               56
1.80%                                                   102                401             --            --               55
1.90%                                                   101                 83             --            --               55
2.00%                                                   101                 83             --            --               55
------------------------------------------------------------------------------------------------------------------------------
Total                                            $2,390,347         $  358,925        $19,406       $56,417       $1,477,636
------------------------------------------------------------------------------------------------------------------------------

                                                    OPPEN            PIMCO VIT        PUT VT        PUT VT          PUT VT
                                                  STRATEGIC         ALL ASSET,       DIV INC,      DIV INC,       GRO & INC,
PRICE LEVEL                                     BOND VA, SERV       ADVISOR CL         CL IA         CL IB           CL IA
                                              --------------------------------------------------------------------------------
1.00%                                            $  124,174         $       --        $    --       $    --       $       --
1.05%                                               551,376            472,740             --            --               --
1.10%                                               783,136                 --             --            --               --
1.15%                                               349,551             41,053             --            --               --
1.20%                                               450,242            456,607             --            --               --
1.25%                                               740,676            249,882             --            --               --
1.30%                                               386,455             58,940             --            --               --
1.35%                                             1,216,823            360,864             --            --               --
1.40%                                               518,718            258,331         50,086        98,188          110,011
1.50%                                               641,251            364,961             --            --               --
1.55%                                               447,739            145,718             --            --               --
1.65%                                               328,671                 --             --            --               --
1.70%                                               400,097            317,164             --            --               --
1.80%                                                    64                 62             --            --               --
1.90%                                                16,140             16,384             --            --               --
2.00%                                                    64                 62             --            --               --
------------------------------------------------------------------------------------------------------------------------------
Total                                            $6,955,177         $2,742,768        $50,086       $98,188       $  110,011
------------------------------------------------------------------------------------------------------------------------------





 190    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                   PUT VT             PUT VT             PUT VT         PUT VT       PUT VT
                                                 GRO & INC,     GLOBAL HLTH CARE,      HI YIELD,      HI YIELD,     INTL EQ,
PRICE LEVEL                                         CL IB             CL IB              CL IA          CL IB        CL IB
                                                ----------------------------------------------------------------------------
1.00%                                             $ 11,025            $   --            $    --        $    --      $  8,749
1.05%                                                   --                66                 --             --            73
1.10%                                                   57                --                 --             --         3,983
1.15%                                                   --                48                 --             --            44
1.20%                                                   --                66                 --             --            73
1.25%                                                3,306                66                 --             --         4,439
1.30%                                                   69                48                 --             --            61
1.35%                                               16,475                48                 --             --         7,883
1.40%                                              189,640                64             56,333         76,054        43,749
1.50%                                                   --                47                 --             --            43
1.55%                                                7,075                47                 --             --            59
1.65%                                                   67                --                 --             --         8,384
1.70%                                                   --                47                 --             --            43
1.80%                                                   --                --                 --             --            --
1.90%                                                   --                --                 --             --            --
2.00%                                                   --                --                 --             --            --
----------------------------------------------------------------------------------------------------------------------------
Total                                             $227,714            $  547            $56,333        $76,054      $ 77,583
----------------------------------------------------------------------------------------------------------------------------

                                                   PUT VT             PUT VT             PUT VT         PUT VT       PUT VT
                                                  NEW OPP,          RESEARCH,         SM CAP VAL,       VISTA,      VOYAGER,
PRICE LEVEL                                         CL IA             CL IB              CL IB          CL IB        CL IB
                                                ----------------------------------------------------------------------------
1.00%                                             $     --            $   46            $    --        $    47      $     --
1.05%                                                   --                --                 54             46            --
1.10%                                                   --             5,459                 --             47            --
1.15%                                                   --                --              8,889             34            --
1.20%                                                   --                --                 54             46            --
1.25%                                                   --                46                 54             46            --
1.30%                                                   --                46              6,222          5,763            --
1.35%                                                   --                45             19,690            888            --
1.40%                                               26,012                45              6,265          1,097       170,593
1.50%                                                   --                --             30,398             33            --
1.55%                                                   --                45              6,607             46            --
1.65%                                                   --                45                 --          7,737            --
1.70%                                                   --                --                 53             33            --
1.80%                                                   --                --                 --             --            --
1.90%                                                   --                --                 --             --            --
2.00%                                                   --                --                 --             --            --
----------------------------------------------------------------------------------------------------------------------------
Total                                             $ 26,012            $5,777            $78,286        $15,863      $170,593
----------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    191

                                               RVS PTNRS VP     RVS PTNRS VP        RVS PTNRS VP
                                               FUNDAMENTAL         SELECT              SM CAP           RVS VP       RVS VP
PRICE LEVEL                                        VAL               VAL                VAL              BAL       CASH MGMT
                                             --------------------------------------------------------------------------------
1.00%                                           $       --       $       --          $    3,413        $     --    $  105,303
1.05%                                              353,087               54                  55              --        86,660
1.10%                                                   --               --               3,771              --         1,999
1.15%                                               32,791               39             189,336              --        11,860
1.20%                                              366,001               54                  55              --        61,569
1.25%                                              191,178               54                  61              --         5,547
1.30%                                               44,719               39             177,147              --        18,400
1.35%                                              295,448               39             332,856              --       228,663
1.40%                                              197,129               53              14,176         355,491       171,452
1.50%                                              271,511               39             256,253              --       341,926
1.55%                                               99,752               38              23,541              --        21,994
1.65%                                                   --               --               4,361              --        85,430
1.70%                                              231,243               38              28,165              --         7,490
1.80%                                                   34               43                  45              --         2,020
1.90%                                               12,597               43                  45              --         5,180
2.00%                                                   34               43                  45              --         2,015
-----------------------------------------------------------------------------------------------------------------------------
Total                                           $2,095,524       $      576          $1,033,325        $355,491    $1,157,508
-----------------------------------------------------------------------------------------------------------------------------

                                                                                       RVS VP                        RVS VP
                                                  RVS VP           RVS VP         GLOBAL INFLATION      SEL VP      HI YIELD
PRICE LEVEL                                      DIV BOND        DIV EQ INC           PROT SEC           GRO          BOND
                                             --------------------------------------------------------------------------------
1.00%                                           $    8,176       $   17,125          $       --        $     37    $       --
1.05%                                              833,882          579,978             329,367              49         1,602
1.10%                                              214,382          100,880                  --          23,210            --
1.15%                                               94,371          393,878              44,058              35        37,179
1.20%                                              717,222          608,743             289,664              48         1,596
1.25%                                              479,139          322,777             164,494              37         1,594
1.30%                                               88,544          466,747              51,081              37        65,748
1.35%                                            1,162,635          992,087             249,440          10,927        23,042
1.40%                                              705,810          347,963             193,260              36         1,588
1.50%                                              731,645          980,763             312,253              35        33,594
1.55%                                              301,175          219,542             109,890              36        13,547
1.65%                                               28,060            1,423                  --              36            --
1.70%                                              561,020          446,408             226,310              35         8,404
1.80%                                                1,862               42               2,052              38         1,424
1.90%                                               24,033           22,380              11,588              38         1,423
2.00%                                                1,858               41               2,047              38         1,421
-----------------------------------------------------------------------------------------------------------------------------
Total                                           $5,953,814       $5,500,777          $1,985,504        $ 34,672    $  192,162
-----------------------------------------------------------------------------------------------------------------------------





 192    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                 SEL VP        RVS VP        RVS VP
                                                     RVS VP        RVS VP        LG CAP        MID CAP      MID CAP
PRICE LEVEL                                          INC OPP       DYN EQ          VAL           GRO          VAL
                                                   ------------------------------------------------------------------
1.00%                                              $       --    $       64    $       --      $    --     $       --
1.05%                                                 254,034            67            53           50             40
1.10%                                                      --            63            --           --             --
1.15%                                                  35,596        61,676            38           35             40
1.20%                                                 243,855            67            51           50             40
1.25%                                                 145,179            62            51           50             40
1.30%                                                  43,252        46,714            38           35             40
1.35%                                                 215,818       167,777            38           35             40
1.40%                                                 153,719       104,397            51       52,018             41
1.50%                                                 236,919        64,518            38           35             41
1.55%                                                  84,412         6,606            38           35             41
1.65%                                                      --         1,585            --           --             --
1.70%                                                 186,866           929            37           35             40
1.80%                                                   1,560            66            --           --             30
1.90%                                                   8,769            66            --           --             30
2.00%                                                   1,556            66            --           --             30
---------------------------------------------------------------------------------------------------------------------
Total                                              $1,611,535    $  454,723    $      433      $52,378     $      493
---------------------------------------------------------------------------------------------------------------------

                                                                   RVS VP                                   VANK LIT
                                                     RVS VP        SHORT         THDL VP       THDL VP     COMSTOCK,
PRICE LEVEL                                          S&P 500      DURATION      EMER MKTS     INTL OPP       CL II
                                                   ------------------------------------------------------------------
1.00%                                              $    5,525    $  105,111    $       --      $    --     $       --
1.05%                                                      57        46,589       188,877           58        265,019
1.10%                                                 364,432       344,938            --           --             --
1.15%                                                      40        23,487       148,717           49        475,621
1.20%                                                      56        41,069       200,053           58        276,741
1.25%                                                      27        44,990       108,638           58        147,157
1.30%                                                  80,953       104,636       167,929           49        477,765
1.35%                                                 504,585       444,650       370,156           49        904,809
1.40%                                                  34,869        62,671       114,820       36,314        169,946
1.50%                                                  10,493        53,126       346,687           48        850,203
1.55%                                                   6,289        46,713        75,565           47        145,069
1.65%                                                  64,260       149,101            --           --             --
1.70%                                                      39        19,211       145,113           47        245,338
1.80%                                                      44         1,934            33           42            372
1.90%                                                      44         4,289         6,930           42          9,800
2.00%                                                      44         1,929            33           42             34
---------------------------------------------------------------------------------------------------------------------
Total                                              $1,071,757    $1,494,444    $1,873,551      $36,903     $3,967,874
---------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    193

                                               VANK UIF            VANK UIF          VANK UIF
                                           GLOBAL REAL EST,      MID CAP GRO,     U.S. REAL EST,         WANGER            WANGER
PRICE LEVEL                                     CL II                CL II             CL II              INTL               USA
                                         -------------------------------------------------------------------------------------------
1.00%                                          $     --              $ --             $    --          $       --        $       --
1.05%                                           106,819                44                  94             224,269           104,718
1.10%                                                --                --                  --                  --                --
1.15%                                            11,902                44              11,485             195,301           114,798
1.20%                                           119,980                44                  93             230,004           115,996
1.25%                                            63,632                43                  93             128,306            61,736
1.30%                                            18,235                43              14,212             195,198           132,699
1.35%                                           103,408                43               6,379             466,608           254,805
1.40%                                            58,245                44                  93             140,370            56,102
1.50%                                            86,120                43              10,079             428,442           219,782
1.55%                                            33,858                43                 815              97,210            47,767
1.65%                                                --                --                  --                  --                --
1.70%                                            74,776                43                  54             188,589            89,401
1.80%                                               206                28                  --                  86               374
1.90%                                             4,430                28                  --               7,115             4,402
2.00%                                               206                28                  --                  85                71
------------------------------------------------------------------------------------------------------------------------------------
Total                                          $681,817              $518             $43,397          $2,301,583        $1,202,651
------------------------------------------------------------------------------------------------------------------------------------





 194    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

9. FINANCIAL HIGHLIGHTS


The following is a summary for each period in the five year period ended Dec. 31, 2008 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.



                                                                                  FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                 -------------------------------------------------------
                       -------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                       ---------------------------------------------------------------------------------------------------
AIM VI BASIC VAL, SER II
2008                      636       $0.89  to  $0.56         $503        0.54%      1.00% to  1.70%  (52.38%)    to (52.72%)
2007                      597       $1.87  to  $1.18       $1,009        0.33%      1.00% to  1.70%    0.35%     to  (0.35%)
2006                      642       $1.86  to  $1.19       $1,075        0.13%      1.00% to  1.70%   11.82%     to  11.04%
2005                      636       $1.67  to  $1.07         $954        0.00%      1.00% to  1.70%    4.39%     to   3.66%
2004                      332       $1.60  to  $1.03         $518           --      1.00% to  1.70%    9.74%     to   3.12%(4)
--------------------------------------------------------------------------------------------------------------------------

AIM VI CAP APPR, SER II
2008                       --       $0.60  to  $0.55           $1           --      1.05% to  2.00%  (43.23%)    to (43.76%)
2007                       --       $1.05  to  $0.97           $2           --      1.05% to  2.00%    4.54%(9)  to  (3.72%)(10)
2006                       --          --         --           --           --         --        --      --             --
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER II
2008                       87       $1.15  to  $0.50          $99           --      1.00% to  2.00%  (47.66%)    to (48.17%)
2007                       87       $2.19  to  $0.96         $190           --      1.00% to  2.00%    9.44%     to  (5.35%)(10)
2006                       92       $2.00  to  $1.29         $183           --      1.00% to  1.70%   15.10%     to  14.31%
2005                       87       $1.74  to  $1.13         $151           --      1.00% to  1.70%    8.18%     to   7.43%
2004                       99       $1.61  to  $1.05         $160           --      1.00% to  1.70%   14.12%     to   4.90%(4)
--------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2008                      444       $0.94  to  $0.94         $417        1.97%      1.40% to  1.40%  (31.12%)    to (31.12%)
2007                      591       $1.36  to  $1.36         $806        1.04%      1.40% to  1.40%    6.61%     to   6.61%
2006                      719       $1.28  to  $1.28         $920        0.59%      1.40% to  1.40%   15.09%     to  15.09%
2005                      540       $1.11  to  $1.11         $600        1.42%      1.40% to  1.40%    3.85%     to   3.85%
2004                      627       $1.07  to  $1.07         $671        0.89%      1.40% to  1.40%    7.45%     to   7.45%
--------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER II
2008                        8       $0.80  to  $0.78           $7        2.01%      1.00% to  1.65%  (31.02%)    to (31.46%)
2007                        7       $1.16  to  $1.14           $9        0.97%      1.00% to  1.65%    6.80%     to   6.10%
2006                        7       $1.08  to  $1.08           $8        0.84%      1.00% to  1.65%    8.26%(6)  to   7.79%(6)
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------

AIM VI GLOBAL HLTH CARE, SER II
2008                       --       $0.73  to  $0.71           $1           --      1.05% to  2.00%  (29.54%)    to (30.19%)
2007                       --       $1.03  to  $1.02           $1           --      1.05% to  2.00%    3.06%(9)  to   1.03%(10)
2006                       --          --         --           --           --         --        --      --             --
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------

AIM VI INTL GRO, SER I
2008                       53       $1.10  to  $1.10          $59        0.49%      1.40% to  1.40%  (41.21%)    to (41.21%)
2007                       77       $1.87  to  $1.87         $143        0.38%      1.40% to  1.40%   13.12%     to  13.12%
2006                      103       $1.65  to  $1.65         $170        0.88%      1.40% to  1.40%   26.46%     to  26.46%
2005                      154       $1.31  to  $1.31         $201        0.58%      1.40% to  1.40%   16.29%     to  16.29%
2004                      207       $1.12  to  $1.12         $232        0.62%      1.40% to  1.40%   22.28%     to  22.28%
--------------------------------------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    195

                                                                                  FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                 -------------------------------------------------------
                       -------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                       ---------------------------------------------------------------------------------------------------

AIM VI INTL GRO, SER II
2008                    1,991       $0.61  to  $0.57       $1,218        0.63%      1.05% to  2.00%  (41.17%)    to (41.73%)
2007                    1,069       $1.05  to  $0.97       $1,114        0.89%      1.05% to  2.00%    4.47%(9)  to  (3.84%)(10)
2006                       --          --         --           --           --         --        --      --             --
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------

AIM VI MID CAP CORE EQ, SER II
2008                       73       $0.84  to  $0.89          $66        1.24%      1.05% to  1.70%  (29.43%)    to (29.88%)
2007                       91       $1.19  to  $1.27         $117        0.05%      1.05% to  1.70%    8.14%     to   7.43%
2006                      107       $1.10  to  $1.18         $127        0.73%      1.05% to  1.70%   10.79%(8)  to   9.11%
2005                      106       $1.09  to  $1.08         $115        0.35%      1.15% to  1.70%    6.04%     to   5.47%
2004                       17       $1.03  to  $1.02          $17        0.12%      1.15% to  1.70%    2.72%(4)  to   2.65%(4)
--------------------------------------------------------------------------------------------------------------------------

AB VPS BAL WEALTH STRATEGY, CL B
2008                      290       $0.82  to  $0.82         $239           --      1.00% to  1.70%  (17.72%)(11)to (17.87%)(11)
2007                       --          --         --           --           --         --        --      --             --
2006                       --          --         --           --           --         --        --      --             --
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------

AB VPS GLOBAL TECH, CL B
2008                      132       $1.00  to  $0.51         $130           --      1.00% to  2.00%  (47.99%)    to (48.51%)
2007                      130       $1.92  to  $0.99         $248           --      1.00% to  2.00%   18.70%     to  (2.33%)(10)
2006                      143       $1.62  to  $1.58         $230           --      1.00% to  1.65%    7.31%     to   6.61%
2005                      144       $1.51  to  $1.48         $215           --      1.00% to  1.65%    2.62%     to   1.96%
2004                      130       $1.47  to  $1.45         $190           --      1.00% to  1.65%    4.04%     to   3.37%
--------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2008                      777       $1.10  to  $0.56         $838        1.81%      1.00% to  2.00%  (41.28%)    to (41.87%)
2007                      831       $1.87  to  $0.97       $1,530        1.22%      1.00% to  2.00%    3.81%     to  (3.97%)(10)
2006                      810       $1.81  to  $1.22       $1,443        1.15%      1.00% to  1.70%   15.82%     to  15.02%
2005                      830       $1.56  to  $1.06       $1,282        1.27%      1.00% to  1.70%    3.56%     to   2.84%
2004                      856       $1.51  to  $1.03       $1,283        0.65%      1.00% to  1.70%   10.12%     to   3.34%(4)
--------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2008                    3,536       $0.60  to  $0.43       $2,492        0.87%      1.05% to  2.00%  (53.77%)    to (54.21%)
2007                    2,120       $1.30  to  $0.94       $3,278        0.96%      1.05% to  2.00%    4.47%     to  (6.97%)(10)
2006                    1,428       $1.24  to  $1.60       $2,207        1.22%      1.05% to  1.70%   25.02%(8)  to  32.85%
2005                      672       $1.22  to  $1.21         $814        0.35%      1.15% to  1.70%   15.19%     to  14.56%
2004                       27       $1.05  to  $1.05          $29           --      1.15% to  1.70%    5.44%(4)  to   5.37%(4)
--------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2008                      198       $1.03  to  $0.99         $199           --      1.00% to  1.65%  (40.42%)    to (40.81%)
2007                      225       $1.73  to  $1.68         $381           --      1.00% to  1.65%   12.48%     to  11.75%
2006                      262       $1.54  to  $1.50         $396           --      1.00% to  1.65%   (1.63%)    to  (2.26%)
2005                      252       $1.56  to  $1.54         $389           --      1.00% to  1.65%   13.70%     to  12.97%
2004                      264       $1.37  to  $1.36         $361           --      1.00% to  1.65%    7.27%     to   6.57%
--------------------------------------------------------------------------------------------------------------------------

AC VP INC & GRO, CL I
2008                       80       $0.87  to  $0.87          $70        2.23%      1.40% to  1.40%  (35.50%)    to (35.50%)
2007                      119       $1.35  to  $1.35         $161        1.92%      1.40% to  1.40%   (1.46%)    to  (1.46%)
2006                      190       $1.37  to  $1.37         $262        1.88%      1.40% to  1.40%   15.47%     to  15.47%
2005                      239       $1.19  to  $1.19         $284        2.09%      1.40% to  1.40%    3.18%     to   3.18%
2004                      256       $1.15  to  $1.15         $295        1.49%      1.40% to  1.40%   11.42%     to  11.42%
--------------------------------------------------------------------------------------------------------------------------



 196    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                  FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                 -------------------------------------------------------
                       -------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                       ---------------------------------------------------------------------------------------------------

AC VP INFLATION PROT, CL II
2008                    1,163       $1.08  to  $1.05       $1,245        4.95%      1.05% to  1.70%   (2.63%)    to  (3.26%)
2007                    1,683       $1.10  to  $1.08       $1,853        4.49%      1.05% to  1.70%    8.36%     to   7.65%
2006                    1,779       $1.02  to  $1.01       $1,813        3.46%      1.05% to  1.70%    2.13%(8)  to  (0.13%)
2005                    1,213       $1.01  to  $1.01       $1,228        5.06%      1.15% to  1.70%    0.40%     to  (0.15%)
2004                       42       $1.01  to  $1.01          $49        4.48%      1.15% to  1.70%    0.89%(4)  to   0.82%(4)
--------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2008                       --       $0.77  to  $0.91           $1        0.65%      1.05% to  1.70%  (45.47%)    to (45.83%)
2007                       --       $1.42  to  $1.67           $1        0.53%      1.05% to  1.70%   16.68%     to  15.92%
2006                       --       $1.21  to  $1.44           $1        0.98%      1.05% to  1.70%   22.04%(8)  to  22.64%
2005                       --       $1.18  to  $1.18           --        1.00%      1.15% to  1.70%   11.82%     to  11.20%
2004                       --       $1.06  to  $1.06           --           --      1.15% to  1.70%    5.92%(4)  to   5.84%(4)
--------------------------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
2008                        1       $0.67  to  $0.68           $1        0.05%      1.05% to  2.00%  (25.30%)    to (26.01%)
2007                       --       $0.90  to  $0.91           $1        0.91%      1.05% to  2.00%  (10.40%)(9) to  (9.91%)(10)
2006                       --          --         --           --           --         --        --      --             --
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2008                    1,987       $0.71  to  $0.59       $1,347           --      1.05% to  2.00%  (42.25%)    to (42.81%)
2007                    2,001       $1.24  to  $1.04       $2,357           --      1.05% to  2.00%   19.57%     to   2.30%(10)
2006                    3,360       $1.03  to  $0.98       $3,349           --      1.05% to  1.70%    4.25%(8)  to  (5.01%)
2005                    1,053       $1.04  to  $1.03       $1,091           --      1.15% to  1.70%    0.81%     to   0.26%
2004                       55       $1.03  to  $1.03          $57           --      1.15% to  1.70%    2.90%(4)  to   2.83%(4)
--------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2008                       56       $1.27  to  $1.27          $72        2.51%      1.40% to  1.40%  (27.80%)    to (27.80%)
2007                       66       $1.76  to  $1.76         $116        1.67%      1.40% to  1.40%   (6.46%)    to  (6.46%)
2006                       81       $1.89  to  $1.89         $154        1.56%      1.40% to  1.40%   17.01%     to  17.01%
2005                      136       $1.61  to  $1.61         $219        0.90%      1.40% to  1.40%    3.58%     to   3.58%
2004                      144       $1.56  to  $1.56         $225        1.04%      1.40% to  1.40%   12.74%     to  12.74%
--------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2008                      111       $0.78  to  $0.65          $94        2.29%      1.05% to  2.00%  (27.57%)    to (28.25%)
2007                      113       $1.08  to  $0.90         $132        1.23%      1.05% to  2.00%   (6.29%)    to (10.89%)(10)
2006                       43       $1.15  to  $1.24          $55        0.13%      1.05% to  1.70%   16.22%(8)  to  16.48%
2005                        3       $1.07  to  $1.07           $3        0.16%      1.15% to  1.70%    3.64%     to   3.10%
2004                       --       $1.04  to  $1.04           --           --      1.15% to  1.70%    3.53%(4)  to   3.46%(4)
--------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2008                      372       $0.81  to  $0.73         $296       10.58%      1.05% to  2.00%  (25.55%)    to (26.25%)
2007                      402       $1.08  to  $0.99         $431        6.34%      1.05% to  2.00%    0.63%     to  (1.03%)(10)
2006                      613       $1.08  to  $1.07         $655        3.64%      1.05% to  1.70%    7.84%(8)  to   6.53%(6)
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------

COL MARSICO GRO, VS CL A
2008                    3,949       $0.67  to  $0.60       $2,649        0.35%      1.05% to  2.00%  (40.08%)    to (40.65%)
2007                    2,275       $1.13  to  $1.00       $2,555        0.03%      1.05% to  2.00%   12.45%(9)  to  (1.12%)(10)
2006                       --          --         --           --           --         --        --      --             --
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    197

                                                                                  FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                 -------------------------------------------------------
                       -------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                       ---------------------------------------------------------------------------------------------------

COL MARSICO INTL OPP, VS CL B
2008                       --       $0.58  to  $0.51           $1        1.27%      1.05% to  2.00%  (49.02%)    to (49.51%)
2007                       --       $1.14  to  $1.01           $1        0.13%      1.05% to  2.00%   14.06%(9)  to  (1.13%)(10)
2006                       --          --         --           --           --         --        --      --             --
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------

COL SM CAP VAL, VS CL B
2008                    2,518       $0.77  to  $0.67       $2,051        0.50%      1.05% to  2.00%  (28.91%)    to (29.58%)
2007                    1,818       $1.08  to  $0.95       $2,084        0.10%      1.05% to  2.00%   (3.60%)    to  (6.76%)(10)
2006                       --       $1.13  to  $1.28           $1        0.43%      1.05% to  1.70%   14.46%(8)  to  17.35%
2005                       --       $1.10  to  $1.09           --           --      1.15% to  1.70%    4.26%     to   3.69%
2004                       --       $1.06  to  $1.06           --        2.47%      1.15% to  1.70%    5.34%(4)  to   5.27%(4)
--------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2008                       --       $0.72  to  $0.68           $1        1.59%      1.05% to  2.00%  (34.42%)    to (35.05%)
2007                       --       $1.10  to  $1.05           $1        5.55%      1.05% to  2.00%   10.54%(9)  to   5.19%(10)
2006                       --          --         --           --           --         --        --      --             --
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------

DREY IP MIDCAP STOCK, SERV
2008                       31       $0.63  to  $0.69          $22        0.78%      1.05% to  1.70%  (41.07%)    to (41.44%)
2007                       29       $1.07  to  $1.18          $34        0.30%      1.05% to  1.70%    0.31%     to  (0.32%)
2006                       29       $1.06  to  $1.18          $35        0.17%      1.05% to  1.70%    7.92%(8)  to   5.87%
2005                       29       $1.12  to  $1.11          $33           --      1.15% to  1.70%    7.69%     to   7.11%
2004                       --       $1.04  to  $1.04           --        1.42%      1.15% to  1.70%    4.34%(4)  to   4.27%(4)
--------------------------------------------------------------------------------------------------------------------------

DREY IP TECH GRO, SERV
2008                      439       $0.72  to  $0.69         $309           --      1.05% to  1.70%  (41.86%)    to (42.24%)
2007                      436       $1.23  to  $1.20         $529           --      1.05% to  1.70%   13.24%     to  12.50%
2006                      711       $1.09  to  $1.07         $765           --      1.05% to  1.70%    9.73%(8)  to   2.29%
2005                      250       $1.05  to  $1.04         $261           --      1.15% to  1.70%    2.30%     to   1.74%
2004                       15       $1.02  to  $1.02          $16           --      1.15% to  1.70%    2.23%(4)  to   2.16%(4)
--------------------------------------------------------------------------------------------------------------------------

DREY VIF APPR, SERV
2008                        7       $0.85  to  $0.87           $8        1.71%      1.05% to  1.70%  (30.46%)    to (30.91%)
2007                        7       $1.22  to  $1.25          $11        1.33%      1.05% to  1.70%    5.73%     to   5.04%
2006                        7       $1.15  to  $1.19          $10        1.28%      1.05% to  1.70%   16.10%(8)  to  14.25%
2005                        8       $1.05  to  $1.04           $8           --      1.15% to  1.70%    2.93%     to   2.37%
2004                       --       $1.02  to  $1.02           $1       11.40%      1.15% to  1.70%    2.23%(4)  to   2.16%(4)
--------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
2008                        6       $0.62  to  $0.57           $4        1.56%      1.05% to  2.00%  (42.96%)    to (43.50%)
2007                        6       $1.10  to  $1.02           $7           --      1.05% to  2.00%    9.88%(9)  to   0.86%(10)
2006                       --          --         --           --           --         --        --      --             --
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL VAL, SERV
2008                       --       $0.74  to  $0.60           $1        2.20%      1.05% to  2.00%  (38.13%)    to (38.72%)
2007                       --       $1.19  to  $0.97           $1        1.32%      1.05% to  2.00%    2.83%     to  (2.95%)(10)
2006                       --       $1.16  to  $1.38           $1        0.93%      1.05% to  1.70%   16.22%(8)  to  20.33%
2005                       --       $1.16  to  $1.15           $1           --      1.15% to  1.70%   10.42%     to   9.82%
2004                       --       $1.05  to  $1.05           --        6.21%      1.15% to  1.70%    4.88%(4)  to   4.81%(4)
--------------------------------------------------------------------------------------------------------------------------



 198    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                  FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                 -------------------------------------------------------
                       -------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                       ---------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2008                    1,281       $0.71  to  $0.71         $911        5.74%      1.05% to  2.00%  (27.90%)    to (28.58%)
2007                      926       $0.99  to  $0.99         $919        6.34%      1.05% to  2.00%   (1.36%)(9) to  (0.89%)(10)
2006                       --          --         --           --           --         --        --      --             --
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2008                    8,726       $1.28  to  $0.56       $9,221        0.83%      1.00% to  2.00%  (43.26%)    to (43.82%)
2007                    8,157       $2.25  to  $1.00      $15,528        0.73%      1.00% to  2.00%   16.13%     to  (1.04%)(10)
2006                    8,200       $1.94  to  $1.30      $13,718        1.04%      1.00% to  1.70%   10.33%     to   9.56%
2005                    5,411       $1.75  to  $1.18       $8,690        0.11%      1.00% to  1.70%   15.49%     to  14.69%
2004                    3,425       $1.52  to  $1.03       $5,152        0.09%      1.00% to  1.70%   14.01%     to   3.44%(4)
--------------------------------------------------------------------------------------------------------------------------

FID VIP GRO, SERV CL 2
2008                      394       $1.02  to  $0.71         $394        0.60%      1.00% to  1.70%  (47.83%)    to (48.20%)
2007                      387       $1.96  to  $1.38         $744        0.38%      1.00% to  1.70%   25.39%     to  24.52%
2006                      386       $1.56  to  $1.11         $594        0.16%      1.00% to  1.70%    5.52%     to   4.78%
2005                      383       $1.48  to  $1.06         $559        0.26%      1.00% to  1.70%    4.46%     to   3.73%
2004                      348       $1.42  to  $1.02         $489        0.07%      1.00% to  1.70%    2.10%     to   1.65%(4)
--------------------------------------------------------------------------------------------------------------------------

FID VIP INVEST GR, SERV CL 2
2008                    2,989       $1.03  to  $0.96       $3,035        3.87%      1.05% to  2.00%   (4.47%)    to  (5.37%)
2007                    3,228       $1.08  to  $1.01       $3,441        2.86%      1.05% to  2.00%    2.99%     to   1.20%(10)
2006                    1,559       $1.04  to  $1.03       $1,617        2.77%      1.05% to  1.70%    4.52%(8)  to   2.38%
2005                      933       $1.01  to  $1.01         $942        0.63%      1.15% to  1.70%    0.73%     to   0.18%
2004                       20       $1.00  to  $1.00          $26           --      1.15% to  1.70%    0.39%(4)  to   0.32%(4)
--------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2008                    3,047       $1.62  to  $0.58       $3,849        0.25%      1.00% to  2.00%  (40.21%)    to (40.80%)
2007                    2,467       $2.71  to  $0.97       $5,611        0.49%      1.00% to  2.00%   14.19%     to  (4.02%)(10)
2006                    2,097       $2.38  to  $1.35       $4,438        0.16%      1.00% to  1.70%   11.29%     to  10.51%
2005                    1,571       $2.14  to  $1.22       $3,204        1.59%      1.00% to  1.70%   16.84%     to  16.03%
2004                    1,404       $1.83  to  $1.05       $2,549           --      1.00% to  1.70%   23.42%     to   5.66%(4)
--------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2008                      354       $1.56  to  $0.55         $504        2.35%      1.00% to  2.00%  (44.52%)    to (45.07%)
2007                      376       $2.81  to  $1.00         $982        2.80%      1.00% to  2.00%   15.88%     to  (1.13%)(10)
2006                      512       $2.42  to  $1.42       $1,097        0.69%      1.00% to  1.70%   16.60%     to  15.79%
2005                      454       $2.08  to  $1.23         $876        0.44%      1.00% to  1.70%   17.60%     to  16.79%
2004                      351       $1.77  to  $1.05         $611        0.36%      1.00% to  1.70%   12.18%     to   4.92%(4)
--------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2008                      154       $1.06  to  $1.04         $162        1.04%      1.00% to  1.65%  (42.97%)    to (43.34%)
2007                      171       $1.85  to  $1.84         $314        2.29%      1.00% to  1.65%  (21.65%)    to (22.17%)
2006                      182       $2.37  to  $2.37         $430        1.95%      1.00% to  1.65%   19.39%     to  18.62%
2005                      182       $1.98  to  $2.00         $359        1.43%      1.00% to  1.65%   12.35%     to  11.62%
2004                      158       $1.76  to  $1.79         $280        1.85%      1.00% to  1.65%   30.49%     to  29.64%
--------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK INC SEC, CL 2
2008                        2       $0.80  to  $0.67           $2        5.04%      1.05% to  2.00%  (30.40%)    to (31.05%)
2007                        1       $1.15  to  $0.97           $3        3.29%      1.05% to  2.00%    2.67%     to  (3.02%)(10)
2006                        1       $1.12  to  $1.20           $2        3.27%      1.05% to  1.70%   12.47%(8)  to  16.26%
2005                        1       $1.04  to  $1.03           $2        1.99%      1.15% to  1.70%    0.45%     to  (0.10%)
2004                       --       $1.03  to  $1.03           --           --      1.15% to  1.70%    3.22%(4)  to   3.14%(4)
--------------------------------------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    199

                                                                                  FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                 -------------------------------------------------------
                       -------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                       ---------------------------------------------------------------------------------------------------

FTVIPT FRANK RISING DIVD, CL 2
2008                       --       $0.78  to  $0.82           $1        1.81%      1.05% to  1.70%  (27.86%)    to (28.33%)
2007                       --       $1.08  to  $1.15           $1        2.35%      1.05% to  1.70%   (3.71%)    to  (4.34%)
2006                       --       $1.13  to  $1.20           $1        0.31%      1.05% to  1.70%   13.60%(8)  to  15.16%
2005                        3       $1.05  to  $1.04           $3        0.26%      1.15% to  1.70%    2.24%     to   1.68%
2004                       --       $1.03  to  $1.03           --           --      1.15% to  1.70%    2.37%(4)  to   2.30%(4)
--------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2008                      263       $1.45  to  $1.40         $376        1.18%      1.00% to  1.65%  (33.68%)    to (34.11%)
2007                      288       $2.19  to  $2.12         $621        0.63%      1.00% to  1.65%   (3.36%)    to  (3.99%)
2006                      321       $2.27  to  $2.21         $720        0.65%      1.00% to  1.65%   15.82%     to  15.07%
2005                      303       $1.96  to  $1.92         $589        0.76%      1.00% to  1.65%    7.69%     to   6.99%
2004                      289       $1.82  to  $1.80         $523        0.18%      1.00% to  1.65%   22.52%     to  21.72%
--------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM MID CAP GRO, CL 2
2008                      625       $1.14  to  $0.70         $694           --      1.00% to  1.70%  (43.07%)    to (43.47%)
2007                      624       $2.00  to  $1.23       $1,221           --      1.00% to  1.70%   10.13%     to   9.36%
2006                      654       $1.81  to  $1.13       $1,168           --      1.00% to  1.70%    7.62%     to   6.87%
2005                      638       $1.68  to  $1.06       $1,057           --      1.00% to  1.70%    3.75%     to   3.02%
2004                      545       $1.62  to  $1.02         $880           --      1.00% to  1.70%   10.37%     to   2.15%(4)
--------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2008                    2,361       $1.17  to  $0.83       $2,672        3.01%      1.00% to  1.70%  (37.73%)    to (38.17%)
2007                    2,604       $1.87  to  $1.34       $4,755        1.58%      1.00% to  1.70%    2.44%     to   1.73%
2006                    3,458       $1.83  to  $1.32       $5,991        1.26%      1.00% to  1.70%   17.21%     to  16.39%
2005                    2,902       $1.56  to  $1.13       $4,473        0.89%      1.00% to  1.70%    9.46%     to   8.70%
2004                    2,737       $1.42  to  $1.04       $3,866        0.77%      1.00% to  1.70%   11.51%     to   3.84%(4)
--------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2008                      326       $1.49  to  $1.46         $481        2.44%      1.00% to  1.65%  (40.97%)    to (41.36%)
2007                      344       $2.52  to  $2.48         $862        1.94%      1.00% to  1.65%   14.30%     to  13.56%
2006                      309       $2.20  to  $2.19         $679        1.24%      1.00% to  1.65%   20.24%     to  19.46%
2005                      322       $1.83  to  $1.83         $589        1.16%      1.00% to  1.65%    9.07%     to   8.37%
2004                      285       $1.68  to  $1.69         $480        0.90%      1.00% to  1.65%   17.35%     to  16.59%
--------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP GLOBAL BOND, CL 2
2008                    2,015       $1.23  to  $1.05       $2,524        3.77%      1.05% to  2.00%    5.10%     to   4.11%
2007                    2,194       $1.17  to  $1.01       $2,627        2.84%      1.05% to  2.00%    9.84%     to   0.65%(10)
2006                    1,305       $1.07  to  $1.10       $1,435        2.54%      1.05% to  1.70%    7.27%(8)  to  10.87%
2005                      405       $1.00  to  $1.00         $405        5.48%      1.15% to  1.70%   (4.18%)    to  (4.71%)
2004                       14       $1.05  to  $1.05          $15           --      1.15% to  1.70%    4.46%(4)  to   4.39%(4)
--------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP GRO SEC, CL 2
2008                       --       $0.68  to  $0.55           $1        1.78%      1.05% to  2.00%  (42.92%)    to (43.46%)
2007                       --       $1.19  to  $0.97           $1        1.24%      1.05% to  2.00%    1.28%     to  (3.86%)(10)
2006                       --       $1.18  to  $1.34           $1        0.90%      1.05% to  1.70%   17.61%(8)  to  19.77%
2005                       --       $1.12  to  $1.11           --        1.11%      1.15% to  1.70%    7.63%     to   7.04%
2004                       --       $1.04  to  $1.04           --           --      1.15% to  1.70%    4.50%(4)  to   4.43%(4)
--------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2008                    2,379       $0.72  to  $0.59       $1,902        1.14%      1.05% to  2.00%  (37.71%)    to (38.31%)
2007                    2,196       $1.16  to  $0.96       $2,839        0.87%      1.05% to  2.00%    2.12%     to  (4.88%)(10)
2006                    1,698       $1.14  to  $1.32       $2,174        1.42%      1.05% to  1.70%   15.30%(8)  to  14.21%
2005                      615       $1.17  to  $1.16         $716        1.19%      1.15% to  1.70%   11.54%     to  10.93%
2004                       32       $1.05  to  $1.04          $34        1.37%      1.15% to  1.70%    4.52%(4)  to   4.44%(4)
--------------------------------------------------------------------------------------------------------------------------



 200    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                  FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                 -------------------------------------------------------
                       -------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                       ---------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2008                       --       $0.59  to  $0.58           $1        1.67%      1.05% to  2.00%  (37.67%)    to (38.24%)
2007                       --       $0.94  to  $0.94           $1        1.90%      1.05% to  2.00%   (6.02%)(9) to  (6.94%)(10)
2006                       --          --         --           --           --         --        --      --             --
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN BAL, INST
2008                      653       $1.53  to  $1.53         $997        2.42%      1.40% to  1.40%  (17.01%)    to (17.01%)
2007                    1,090       $1.84  to  $1.84       $2,003        2.40%      1.40% to  1.40%    8.99%     to   8.99%
2006                    1,482       $1.69  to  $1.69       $2,499        2.03%      1.40% to  1.40%    9.18%     to   9.18%
2005                    2,071       $1.54  to  $1.54       $3,198        2.23%      1.40% to  1.40%    6.45%     to   6.45%
2004                    2,464       $1.45  to  $1.45       $3,575        2.16%      1.40% to  1.40%    7.02%     to   7.02%
--------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN JANUS, SERV
2008                    4,080       $0.63  to  $0.58       $2,555        0.65%      1.05% to  2.00%  (40.50%)    to (41.06%)
2007                    2,815       $1.06  to  $0.99       $2,972        0.70%      1.05% to  2.00%    5.92%(9)  to  (1.83%)(10)
2006                       --          --         --           --           --         --        --      --             --
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN WORLD, INST
2008                      189       $0.77  to  $0.77         $146        1.09%      1.40% to  1.40%  (45.43%)    to (45.43%)
2007                      299       $1.41  to  $1.41         $423        0.72%      1.40% to  1.40%    8.10%     to   8.10%
2006                      369       $1.31  to  $1.31         $483        1.70%      1.40% to  1.40%   16.57%     to  16.57%
2005                      468       $1.12  to  $1.12         $526        1.37%      1.40% to  1.40%    4.40%     to   4.40%
2004                      558       $1.07  to  $1.07         $600        1.00%      1.40% to  1.40%    3.32%     to   3.32%
--------------------------------------------------------------------------------------------------------------------------

LM PTNRS VAR SM CAP GRO, CL I
2008                       --       $0.61  to  $0.57           $1           --      1.05% to  2.00%  (41.33%)    to (41.88%)
2007                       --       $1.03  to  $0.99           $1           --      1.05% to  2.00%    3.26%(9)  to  (3.18%)(10)
2006                       --          --         --           --           --         --        --      --             --
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2008                      225       $1.02  to  $0.76         $227        0.29%      1.00% to  1.70%  (37.61%)    to (38.04%)
2007                      240       $1.64  to  $1.22         $389        0.08%      1.00% to  1.70%    9.91%     to   9.15%
2006                      248       $1.49  to  $1.12         $367           --      1.00% to  1.70%    6.24%     to   5.50%
2005                      249       $1.40  to  $1.06         $347        0.14%      1.00% to  1.70%    3.19%     to   2.47%
2004                      255       $1.36  to  $1.03         $345           --      1.00% to  1.70%    7.90%     to   3.21%(4)
--------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2008                      186       $1.04  to  $0.71         $189           --      1.00% to  1.70%  (40.12%)    to (40.54%)
2007                      188       $1.74  to  $1.20         $319           --      1.00% to  1.70%    1.23%     to   0.51%
2006                      188       $1.72  to  $1.19         $316           --      1.00% to  1.70%   11.81%     to  11.04%
2005                      181       $1.54  to  $1.07         $277           --      1.00% to  1.70%    3.99%     to   3.27%
2004                      170       $1.48  to  $1.04         $251           --      1.00% to  1.70%    5.15%     to   3.96%(4)
--------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN, SERV CL
2008                    2,161       $1.15  to  $0.75       $2,441        2.90%      1.00% to  2.00%  (23.09%)    to (23.86%)
2007                    2,389       $1.49  to  $0.98       $3,518        2.42%      1.00% to  2.00%    2.90%     to  (2.94%)(10)
2006                    2,613       $1.45  to  $1.13       $3,749        2.14%      1.00% to  1.70%   10.52%     to   9.75%
2005                    2,624       $1.31  to  $1.03       $3,417        1.85%      1.00% to  1.70%    1.58%     to   0.87%
2004                    2,628       $1.29  to  $1.02       $3,380        1.32%      1.00% to  1.70%    9.92%     to   2.44%(4)
--------------------------------------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    201

                                                                                  FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                 -------------------------------------------------------
                       -------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                       ---------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2008                       73       $2.00  to  $0.64         $145        1.20%      1.00% to  2.00%  (38.43%)    to (39.04%)
2007                       49       $3.24  to  $1.04         $159        0.78%      1.00% to  2.00%   26.28%     to   2.91%(10)
2006                       50       $2.57  to  $1.56         $129        1.90%      1.00% to  1.70%   29.66%     to  28.76%
2005                       53       $1.98  to  $1.21         $105        0.50%      1.00% to  1.70%   15.42%     to  14.62%
2004                       57       $1.72  to  $1.06          $98        1.27%      1.00% to  1.70%   28.56%     to   6.38%(4)
--------------------------------------------------------------------------------------------------------------------------

NACM SM CAP
2008                       46       $1.31  to  $1.31          $60           --      1.40% to  1.40%  (42.45%)    to (42.45%)
2007                       65       $2.27  to  $2.27         $148           --      1.40% to  1.40%   (0.83%)    to  (0.83%)
2006                       87       $2.29  to  $2.29         $199           --      1.40% to  1.40%   22.36%     to  22.36%
2005                      111       $1.87  to  $1.87         $207           --      1.40% to  1.40%   (1.33%)    to  (1.33%)
2004                      121       $1.90  to  $1.90         $229        0.05%      1.40% to  1.40%   16.24%     to  16.24%
--------------------------------------------------------------------------------------------------------------------------

OPCAP EQ
2008                       37       $0.83  to  $0.83          $31        0.81%      1.40% to  1.40%  (39.67%)    to (39.67%)
2007                       50       $1.38  to  $1.38          $70        0.60%      1.40% to  1.40%    2.65%     to   2.65%
2006                       84       $1.35  to  $1.35         $113        0.45%      1.40% to  1.40%   13.68%     to  13.68%
2005                      110       $1.18  to  $1.18         $131        0.43%      1.40% to  1.40%    5.56%     to   5.56%
2004                      118       $1.12  to  $1.12         $132        1.02%      1.40% to  1.40%   10.37%     to  10.37%
--------------------------------------------------------------------------------------------------------------------------

OPCAP MANAGED
2008                      128       $0.97  to  $0.97         $125        2.90%      1.40% to  1.40%  (30.67%)    to (30.67%)
2007                      246       $1.40  to  $1.40         $345        2.10%      1.40% to  1.40%    1.51%     to   1.51%
2006                      421       $1.38  to  $1.38         $581        1.90%      1.40% to  1.40%    8.13%     to   8.13%
2005                      614       $1.28  to  $1.28         $784        1.27%      1.40% to  1.40%    3.82%     to   3.82%
2004                      736       $1.23  to  $1.23         $906        1.56%      1.40% to  1.40%    9.23%     to   9.23%
--------------------------------------------------------------------------------------------------------------------------

OPPEN CAP APPR VA
2008                      198       $0.88  to  $0.88         $175        0.16%      1.40% to  1.40%  (46.28%)    to (46.28%)
2007                      320       $1.64  to  $1.64         $526        0.23%      1.40% to  1.40%   12.55%     to  12.55%
2006                      418       $1.46  to  $1.46         $611        0.40%      1.40% to  1.40%    6.45%     to   6.45%
2005                      524       $1.37  to  $1.37         $719        0.96%      1.40% to  1.40%    3.64%     to   3.64%
2004                      586       $1.32  to  $1.32         $776        0.32%      1.40% to  1.40%    5.45%     to   5.45%
--------------------------------------------------------------------------------------------------------------------------

OPPEN CAP APPR VA, SERV
2008                    2,711       $0.96  to  $0.51       $2,390           --      1.00% to  2.00%  (46.20%)    to (46.74%)
2007                    2,758       $1.79  to  $0.97       $4,570        0.01%      1.00% to  2.00%   12.72%     to  (4.66%)(10)
2006                    2,906       $1.59  to  $1.11       $4,291        0.18%      1.00% to  1.70%    6.61%     to   5.87%
2005                    2,470       $1.49  to  $1.05       $3,491        0.68%      1.00% to  1.70%    3.82%     to   3.10%
2004                    1,746       $1.44  to  $1.02       $2,477        0.12%      1.00% to  1.70%    5.56%     to   1.84%(4)
--------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2008                      256       $1.48  to  $0.56         $359        1.29%      1.00% to  2.00%  (40.93%)    to (41.52%)
2007                      274       $2.51  to  $0.95         $653        1.15%      1.00% to  2.00%    5.02%     to  (6.14%)(10)
2006                      276       $2.39  to  $1.38         $653        0.80%      1.00% to  1.70%   16.20%     to  15.39%
2005                      251       $2.06  to  $1.20         $512        0.84%      1.00% to  1.70%   12.93%     to  12.15%
2004                      237       $1.82  to  $1.07         $429        0.44%      1.00% to  1.70%   17.70%     to   6.78%(4)
--------------------------------------------------------------------------------------------------------------------------

OPPEN HI INC VA
2008                       66       $0.29  to  $0.29          $19        8.12%      1.40% to  1.40%  (78.97%)    to (78.97%)
2007                      144       $1.39  to  $1.39         $200        7.66%      1.40% to  1.40%   (1.50%)    to  (1.50%)
2006                      195       $1.41  to  $1.41         $275        7.76%      1.40% to  1.40%    7.91%     to   7.91%
2005                      247       $1.31  to  $1.31         $322        6.88%      1.40% to  1.40%    0.90%     to   0.90%
2004                      266       $1.30  to  $1.30         $345        6.20%      1.40% to  1.40%    7.45%     to   7.45%
--------------------------------------------------------------------------------------------------------------------------



 202    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                  FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                 -------------------------------------------------------
                       -------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                       ---------------------------------------------------------------------------------------------------

OPPEN HI INC VA, SERV
2008                      196       $0.29  to  $0.28          $56        8.02%      1.00% to  1.65%  (78.79%)    to (78.93%)
2007                      213       $1.37  to  $1.33         $286        5.71%      1.00% to  1.65%   (1.46%)    to  (2.11%)
2006                      173       $1.39  to  $1.36         $238        7.15%      1.00% to  1.65%    8.15%     to   7.44%
2005                      176       $1.29  to  $1.26         $224        5.90%      1.00% to  1.65%    1.00%     to   0.34%
2004                      174       $1.27  to  $1.26         $220        4.96%      1.00% to  1.65%    7.65%     to   6.95%
--------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2008                    1,220       $1.34  to  $0.57       $1,478        0.28%      1.00% to  2.00%  (38.62%)    to (39.23%)
2007                    1,251       $2.18  to  $0.94       $2,483        0.16%      1.00% to  2.00%   (2.38%)    to  (7.86%)(10)
2006                    1,344       $2.23  to  $1.27       $2,770        0.02%      1.00% to  1.70%   13.52%     to  12.73%
2005                    1,332       $1.97  to  $1.13       $2,428           --      1.00% to  1.70%    8.63%     to   7.88%
2004                    1,114       $1.81  to  $1.04       $2,003           --      1.00% to  1.70%   17.99%     to   4.22%(4)
--------------------------------------------------------------------------------------------------------------------------

OPPEN STRATEGIC BOND VA, SERV
2008                    6,301       $1.20  to  $0.86       $6,955        4.75%      1.00% to  2.00%  (15.34%)    to (16.18%)
2007                    6,605       $1.42  to  $1.02       $8,728        3.01%      1.00% to  2.00%    8.46%     to   2.22%(10)
2006                    5,109       $1.31  to  $1.08       $6,376        3.71%      1.00% to  1.70%    6.17%     to   5.43%
2005                    4,146       $1.23  to  $1.03       $4,971        3.91%      1.00% to  1.70%    1.47%     to   0.75%
2004                    2,944       $1.21  to  $1.02       $3,548        2.91%      1.00% to  1.70%    7.36%     to   2.10%(4)
--------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2008                    3,194       $0.86  to  $0.83       $2,743        6.14%      1.05% to  2.00%  (16.79%)    to (17.58%)
2007                    2,635       $1.04  to  $1.01       $2,730       12.08%      1.05% to  2.00%    3.70%(9)  to   0.46%(10)
2006                       --          --         --           --           --         --        --      --             --
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IA
2008                       50       $1.00  to  $1.00          $50        6.60%      1.40% to  1.40%  (31.96%)    to (31.96%)
2007                       69       $1.48  to  $1.48         $102        5.08%      1.40% to  1.40%    2.74%     to   2.74%
2006                       78       $1.44  to  $1.44         $113        6.62%      1.40% to  1.40%    5.13%     to   5.13%
2005                      117       $1.37  to  $1.37         $160        9.03%      1.40% to  1.40%    1.85%     to   1.85%
2004                      240       $1.34  to  $1.34         $322        9.48%      1.40% to  1.40%    8.06%     to   8.06%
--------------------------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IB
2008                       96       $1.03  to  $1.03          $98        6.87%      1.40% to  1.40%  (31.78%)    to (31.78%)
2007                      158       $1.50  to  $1.50         $238        5.42%      1.40% to  1.40%    2.68%     to   2.68%
2006                      275       $1.46  to  $1.46         $403        6.03%      1.40% to  1.40%    4.82%     to   4.82%
2005                      358       $1.40  to  $1.40         $500        7.29%      1.40% to  1.40%    1.62%     to   1.62%
2004                      412       $1.37  to  $1.37         $566        9.36%      1.40% to  1.40%    7.69%     to   7.69%
--------------------------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IA
2008                      124       $0.89  to  $0.89         $110        2.72%      1.40% to  1.40%  (39.42%)    to (39.42%)
2007                      176       $1.47  to  $1.47         $258        1.67%      1.40% to  1.40%   (7.11%)    to  (7.11%)
2006                      224       $1.58  to  $1.58         $354        4.54%      1.40% to  1.40%   14.58%     to  14.58%
2005                      350       $1.38  to  $1.38         $482        2.16%      1.40% to  1.40%    4.04%     to   4.04%
2004                      558       $1.33  to  $1.33         $740        1.86%      1.40% to  1.40%    9.82%     to   9.82%
--------------------------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IB
2008                      288       $1.00  to  $0.96         $228        2.36%      1.00% to  1.65%  (39.31%)    to (39.71%)
2007                      515       $1.64  to  $1.59         $669        1.40%      1.00% to  1.65%   (6.98%)    to  (7.58%)
2006                      804       $1.76  to  $1.72       $1,123        1.66%      1.00% to  1.65%   14.76%     to  14.02%
2005                    1,070       $1.54  to  $1.51       $1,296        1.64%      1.00% to  1.65%    4.18%     to   3.51%
2004                    1,332       $1.48  to  $1.46       $1,549        1.58%      1.00% to  1.65%   10.01%     to   9.29%
--------------------------------------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    203

                                                                                  FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                 -------------------------------------------------------
                       -------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                       ---------------------------------------------------------------------------------------------------

PUT VT GLOBAL HLTH CARE, CL IB
2008                       --       $0.86  to  $0.93           $1           --      1.05% to  1.70%  (17.94%)    to (18.47%)
2007                       --       $1.05  to  $1.14           $1        0.78%      1.05% to  1.70%   (1.64%)    to  (2.29%)
2006                       --       $1.07  to  $1.17           $1        0.58%      1.05% to  1.70%    7.77%(8)  to   1.06%
2005                        2       $1.16  to  $1.15           $3        0.01%      1.15% to  1.70%   11.90%     to  11.29%
2004                       --       $1.04  to  $1.04           --           --      1.15% to  1.70%    3.75%(4)  to   3.68%(4)
--------------------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IA
2008                       56       $1.01  to  $1.01          $56       10.34%      1.40% to  1.40%  (27.04%)    to (27.04%)
2007                       88       $1.39  to  $1.39         $123        8.05%      1.40% to  1.40%    1.87%     to   1.87%
2006                      104       $1.36  to  $1.36         $142        9.19%      1.40% to  1.40%    9.07%     to   9.07%
2005                      170       $1.25  to  $1.25         $212        9.99%      1.40% to  1.40%    2.04%     to   2.04%
2004                      304       $1.23  to  $1.23         $373        8.43%      1.40% to  1.40%    9.45%     to   9.45%
--------------------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IB
2008                       70       $1.09  to  $1.09          $76       10.27%      1.40% to  1.40%  (27.10%)    to (27.10%)
2007                       96       $1.49  to  $1.49         $143        8.30%      1.40% to  1.40%    1.36%     to   1.36%
2006                      125       $1.47  to  $1.47         $184        8.48%      1.40% to  1.40%    9.00%     to   9.00%
2005                      187       $1.35  to  $1.35         $252        8.21%      1.40% to  1.40%    1.67%     to   1.67%
2004                      207       $1.33  to  $1.33         $275        8.35%      1.40% to  1.40%    9.01%     to   9.01%
--------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2008                       59       $1.34  to  $0.86          $78        2.13%      1.00% to  1.70%  (44.51%)    to (44.89%)
2007                       59       $2.42  to  $1.56         $142        4.22%      1.00% to  1.70%    7.28%     to   6.53%
2006                       97       $2.25  to  $1.46         $218        0.60%      1.00% to  1.70%   26.45%     to  25.57%
2005                       98       $1.78  to  $1.16         $174        1.43%      1.00% to  1.70%   11.08%     to  10.31%
2004                       97       $1.60  to  $1.05         $155        1.58%      1.00% to  1.70%   15.04%     to   5.45%(4)
--------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2008                       33       $0.79  to  $0.79          $26        0.35%      1.40% to  1.40%  (39.47%)    to (39.47%)
2007                       57       $1.30  to  $1.30          $74        0.17%      1.40% to  1.40%    4.54%     to   4.54%
2006                       74       $1.24  to  $1.24          $92        0.19%      1.40% to  1.40%    7.32%     to   7.32%
2005                      123       $1.16  to  $1.16         $143        0.44%      1.40% to  1.40%    8.80%     to   8.80%
2004                      206       $1.07  to  $1.07         $219           --      1.40% to  1.40%    9.03%     to   9.03%
--------------------------------------------------------------------------------------------------------------------------

PUT VT RESEARCH, CL IB
2008                        6       $0.99  to  $0.95           $6        0.20%      1.00% to  1.65%  (39.16%)    to (39.56%)
2007                       --       $1.62  to  $1.57           $1        0.40%      1.00% to  1.65%   (0.45%)    to  (1.09%)
2006                       --       $1.63  to  $1.59           $1        0.54%      1.00% to  1.65%   10.20%     to   9.50%
2005                       --       $1.48  to  $1.45           $1        0.82%      1.00% to  1.65%    3.97%     to   3.30%
2004                       --       $1.42  to  $1.40           $1           --      1.00% to  1.65%    6.49%     to   5.80%
--------------------------------------------------------------------------------------------------------------------------

PUT VT SM CAP VAL, CL IB
2008                      119       $0.58  to  $0.65          $78        1.47%      1.05% to  1.70%  (39.99%)    to (40.38%)
2007                      109       $0.97  to  $1.10         $120        0.91%      1.05% to  1.70%  (13.64%)    to (14.20%)
2006                      533       $1.13  to  $1.28         $634        0.01%      1.05% to  1.70%   14.28%(8)  to  15.31%
2005                        2       $1.12  to  $1.11           $3        0.05%      1.15% to  1.70%    5.82%     to   5.24%
2004                       --       $1.05  to  $1.05           --           --      1.15% to  1.70%    5.21%(4)  to   5.14%(4)
--------------------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2008                       15       $1.03  to  $0.66          $16           --      1.00% to  1.70%  (46.09%)    to (46.46%)
2007                       17       $1.92  to  $1.23          $33           --      1.00% to  1.70%    2.77%     to   2.05%
2006                       17       $1.87  to  $1.21          $33           --      1.00% to  1.70%    4.41%     to   3.68%
2005                       18       $1.79  to  $1.17          $31           --      1.00% to  1.70%   11.04%     to  10.26%
2004                       18       $1.61  to  $1.06          $29           --      1.00% to  1.70%   17.43%     to   5.56%(4)
--------------------------------------------------------------------------------------------------------------------------



 204    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                  FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                 -------------------------------------------------------
                       -------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                       ---------------------------------------------------------------------------------------------------

PUT VT VOYAGER, CL IB
2008                      230       $0.74  to  $0.74         $171           --      1.40% to  1.40%  (37.91%)    to (37.91%)
2007                      410       $1.19  to  $1.19         $489           --      1.40% to  1.40%    4.05%     to   4.05%
2006                      528       $1.15  to  $1.15         $605        0.12%      1.40% to  1.40%    3.97%     to   3.97%
2005                      760       $1.10  to  $1.10         $838        0.68%      1.40% to  1.40%    4.23%     to   4.23%
2004                      883       $1.06  to  $1.06         $933        0.26%      1.40% to  1.40%    3.57%     to   3.57%
--------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP FUNDAMENTAL VAL
2008                    3,490       $0.60  to  $0.59       $2,096        0.03%      1.05% to  2.00%  (39.22%)    to (39.81%)
2007                    2,150       $0.99  to  $0.98       $2,130        1.10%      1.05% to  2.00%   (0.81%)(9) to  (3.53%)(10)
2006                       --          --         --           --           --         --        --      --             --
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP SELECT VAL
2008                       --       $0.72  to  $0.59           $1           --      1.05% to  2.00%  (37.35%)    to (37.94%)
2007                       --       $1.15  to  $0.95           $1        1.08%      1.05% to  2.00%    4.92%     to  (6.56%)(10)
2006                       --       $1.10  to  $1.17           $1        1.69%      1.05% to  1.70%   11.08%(8)  to  13.88%
2005                       --       $1.04  to  $1.03           --        0.46%      1.15% to  1.70%   (0.63%)    to  (1.17%)
2004                       --       $1.04  to  $1.04           --        5.58%      1.15% to  1.70%    4.22%(4)  to   4.15%(4)
--------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP SM CAP VAL
2008                      978       $1.42  to  $0.62       $1,033        0.11%      1.00% to  2.00%  (32.25%)    to (32.93%)
2007                    1,062       $2.09  to  $0.93       $1,671        0.82%      1.00% to  2.00%   (5.85%)    to  (8.85%)(10)
2006                    1,066       $2.22  to  $1.29       $1,815        0.43%      1.00% to  1.70%   19.06%     to  18.23%
2005                      700       $1.86  to  $1.09       $1,008        0.30%      1.00% to  1.70%    4.72%     to   3.99%
2004                       75       $1.78  to  $1.05         $124        0.04%      1.00% to  1.70%   18.82%     to   4.31%(4)
--------------------------------------------------------------------------------------------------------------------------

RVS VP BAL
2008                      390       $0.91  to  $0.91         $355        0.25%      1.40% to  1.40%  (30.89%)    to (30.89%)
2007                      572       $1.32  to  $1.32         $753        2.81%      1.40% to  1.40%    0.32%     to   0.32%
2006                      737       $1.31  to  $1.31         $968        2.43%      1.40% to  1.40%   12.80%     to  12.80%
2005                    1,170       $1.16  to  $1.16       $1,362        2.55%      1.40% to  1.40%    2.48%     to   2.48%
2004                    1,724       $1.14  to  $1.14       $1,958        2.26%      1.40% to  1.40%    8.07%     to   8.07%
--------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT
2008                    1,059       $1.09  to  $1.01       $1,158        2.28%      1.00% to  2.00%    1.25%     to   0.24%
2007                    1,127       $1.08  to  $1.00       $1,229        4.72%      1.00% to  2.00%    3.71%     to   0.47%(10)
2006                      626       $1.04  to  $1.04         $674        4.36%      1.00% to  1.70%    3.46%     to   2.73%
2005                      872       $1.01  to  $1.01         $903        2.66%      1.00% to  1.70%    1.59%     to   0.88%
2004                      378       $0.99  to  $1.00         $383        0.99%      1.00% to  1.70%   (0.28%)    to  (0.04%)(4)
--------------------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND
2008                    5,770       $1.05  to  $0.93       $5,954        0.41%      1.00% to  2.00%   (7.25%)    to  (8.17%)
2007                    5,310       $1.14  to  $1.01       $5,972        4.75%      1.00% to  2.00%    4.15%     to   1.07%(10)
2006                    2,953       $1.09  to  $1.04       $3,258        4.40%      1.00% to  1.70%    3.38%     to   2.66%
2005                    1,275       $1.05  to  $1.01       $1,422        3.71%      1.00% to  1.70%    1.11%     to   0.42%
2004                    1,385       $1.04  to  $1.00       $1,546        3.84%      1.00% to  1.70%    3.45%     to   0.40%(4)
--------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2008                    5,510       $1.50  to  $0.56       $5,501        0.07%      1.00% to  2.00%  (41.06%)    to (41.65%)
2007                    3,688       $2.54  to  $0.96       $6,518        1.60%      1.00% to  2.00%    6.94%     to  (5.67%)(10)
2006                    2,732       $2.37  to  $1.38       $4,800        1.43%      1.00% to  1.70%   18.56%     to  17.73%
2005                    1,020       $2.00  to  $1.17       $1,613        1.73%      1.00% to  1.70%   12.38%     to  11.60%
2004                      179       $1.78  to  $1.05         $322        1.80%      1.00% to  1.70%   17.03%     to   5.23%(4)
--------------------------------------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    205

                                                                                  FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                 -------------------------------------------------------
                       -------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                       ---------------------------------------------------------------------------------------------------

RVS VP GLOBAL INFLATION PROT SEC
2008                    1,839       $1.08  to  $1.01       $1,986        2.55%      1.05% to  2.00%   (0.91%)    to  (1.84%)
2007                    1,893       $1.09  to  $1.03       $2,071        2.37%      1.05% to  2.00%    6.80%     to   3.32%(10)
2006                    1,214       $1.02  to  $1.02       $1,244        6.99%      1.05% to  1.70%    2.66%(8)  to   2.55%(7)
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------

SEL VP GRO
2008                       39       $0.89  to  $0.51          $35        0.26%      1.00% to  2.00%  (44.90%)    to (45.45%)
2007                       40       $1.62  to  $0.94          $65        0.99%      1.00% to  2.00%    2.04%     to  (6.82%)(10)
2006                       46       $1.59  to  $1.21          $74        0.87%      1.00% to  1.70%    9.97%     to   9.22%
2005                       48       $1.44  to  $1.10          $69        0.39%      1.00% to  1.70%    7.54%     to   6.79%
2004                       33       $1.34  to  $1.03          $44        0.35%      1.00% to  1.70%    7.34%     to   3.66%(4)
--------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2008                      216       $0.80  to  $0.72         $192        0.27%      1.05% to  2.00%  (25.96%)    to (26.66%)
2007                      229       $1.08  to  $0.98         $275        7.42%      1.05% to  2.00%    0.82%     to  (2.19%)(10)
2006                      244       $1.07  to  $1.12         $284        7.45%      1.05% to  1.70%    7.16%(8)  to   8.95%
2005                      157       $1.04  to  $1.03         $166        6.23%      1.15% to  1.70%    2.83%     to   2.28%
2004                        1       $1.01  to  $1.01           $7        6.18%      1.15% to  1.70%    0.97%(4)  to   0.90%(4)
--------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP
2008                    1,846       $0.87  to  $0.78       $1,612        0.18%      1.05% to  2.00%  (19.66%)    to (20.42%)
2007                    1,525       $1.08  to  $0.99       $1,665        6.90%      1.05% to  2.00%    1.56%     to  (1.48%)(10)
2006                      604       $1.06  to  $1.08         $650        6.48%      1.05% to  1.70%    6.28%(8)  to   6.18%
2005                       --       $1.03  to  $1.02           $6        5.78%      1.15% to  1.70%    2.15%     to   1.59%
2004                       --       $1.01  to  $1.01           $6        9.25%      1.15% to  1.70%    0.62%(4)  to   0.55%(4)
--------------------------------------------------------------------------------------------------------------------------

RVS VP DYN EQ
2008                      642       $0.63  to  $0.54         $455        0.23%      1.00% to  2.00%  (42.74%)    to (43.31%)
2007                      705       $1.10  to  $0.95         $875        1.32%      1.00% to  2.00%    1.90%     to  (6.47%)(10)
2006                      867       $1.08  to  $1.22       $1,058        1.19%      1.00% to  1.70%    8.36%(5)  to  13.35%
2005                      892       $1.08  to  $1.07         $957        1.16%      1.15% to  1.70%    4.96%     to   4.39%
2004                      568       $1.03  to  $1.03         $578        0.89%      1.15% to  1.70%    3.13%(4)  to   3.06%(4)
--------------------------------------------------------------------------------------------------------------------------

SEL VP LG CAP VAL
2008                       --       $0.68  to  $0.72           $0        0.07%      1.05% to  1.70%  (40.09%)    to (40.47%)
2007                       --       $1.14  to  $1.21           $1        1.37%      1.05% to  1.70%   (1.51%)    to  (2.13%)
2006                       --       $1.15  to  $1.24           $1        1.27%      1.05% to  1.70%   16.55%(8)  to  17.04%
2005                       --       $1.07  to  $1.06           --        1.02%      1.15% to  1.70%    3.35%     to   2.78%
2004                       --       $1.03  to  $1.03           --        9.02%      1.15% to  1.70%    3.41%(4)  to   3.34%(4)
--------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO
2008                       89       $0.64  to  $0.67          $52        0.02%      1.05% to  1.70%  (45.43%)    to (45.78%)
2007                      137       $1.18  to  $1.24         $148        0.06%      1.05% to  1.70%   12.54%     to  11.82%
2006                      186       $1.05  to  $1.11         $179        0.26%      1.05% to  1.70%    6.71%(8)  to  (1.75%)
2005                       --       $1.13  to  $1.12           --           --      1.15% to  1.70%    8.86%     to   8.27%
2004                       --       $1.04  to  $1.04           --           --      1.15% to  1.70%    4.05%(4)  to   3.98%(4)
--------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP VAL
2008                       --       $0.54  to  $0.52           $0           --      1.05% to  2.00%  (45.68%)    to (46.19%)
2007                       --       $1.00  to  $0.96           $1        0.37%      1.05% to  2.00%   (0.42%)(9) to  (5.10%)(10)
2006                       --          --         --           --           --         --        --      --             --
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------



 206    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                  FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                 -------------------------------------------------------
                       -------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                       ---------------------------------------------------------------------------------------------------

RVS VP S&P 500
2008                      984       $1.11  to  $0.59       $1,072        0.07%      1.00% to  2.00%  (37.72%)    to (38.34%)
2007                      998       $1.78  to  $0.96       $1,750        1.63%      1.00% to  2.00%    3.97%     to  (5.19%)(10)
2006                    1,154       $1.72  to  $1.19       $1,953        1.46%      1.00% to  1.70%   14.12%     to  13.33%
2005                    1,210       $1.50  to  $1.05       $1,800        1.39%      1.00% to  1.70%    3.37%     to   2.64%
2004                    1,169       $1.45  to  $1.02       $1,693        1.68%      1.00% to  1.70%    9.17%     to   2.28%(4)
--------------------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2008                    1,464       $1.03  to  $0.96       $1,494        0.14%      1.00% to  2.00%   (3.61%)    to  (4.57%)
2007                    1,350       $1.07  to  $1.01       $1,435        4.18%      1.00% to  2.00%    4.27%     to   0.87%(10)
2006                    1,295       $1.03  to  $1.02       $1,322        3.80%      1.00% to  1.70%    2.81%     to   2.10%
2005                    1,261       $1.00  to  $1.00       $1,254        2.91%      1.00% to  1.70%    0.57%     to  (0.15%)
2004                      997       $0.99  to  $1.00         $992        2.44%      1.00% to  1.70%   (0.15%)    to  (0.01%)(4)
--------------------------------------------------------------------------------------------------------------------------

THDL VP EMER MKTS
2008                    1,817       $0.84  to  $0.48       $1,874        0.68%      1.05% to  2.00%  (54.19%)    to (54.62%)
2007                    1,074       $1.84  to  $1.05       $2,471        0.60%      1.05% to  2.00%   36.66%     to   2.39%(10)
2006                      996       $1.34  to  $1.87       $1,757        0.35%      1.05% to  1.70%   36.17%(8)  to  31.66%
2005                      431       $1.43  to  $1.42         $615        0.22%      1.15% to  1.70%   32.27%     to  31.55%
2004                       24       $1.08  to  $1.08          $26        4.15%      1.15% to  1.70%    7.72%(4)  to   7.64%(4)
--------------------------------------------------------------------------------------------------------------------------

THDL VP INTL OPP
2008                       41       $0.78  to  $0.58          $37        2.28%      1.05% to  2.00%  (41.06%)    to (41.61%)
2007                       59       $1.32  to  $1.00          $89        0.95%      1.05% to  2.00%   11.49%     to  (2.08%)(10)
2006                       92       $1.18  to  $1.45         $125        1.80%      1.05% to  1.70%   19.01%(8)  to  22.08%
2005                      137       $1.19  to  $1.18         $151        1.36%      1.15% to  1.70%   12.57%     to  11.95%
2004                      182       $1.06  to  $1.06         $179        1.09%      1.15% to  1.70%    6.05%(4)  to   5.98%(4)
--------------------------------------------------------------------------------------------------------------------------

VANK LIT COMSTOCK, CL II
2008                    5,459       $0.69  to  $0.59       $3,968        2.14%      1.05% to  2.00%  (36.47%)    to (37.07%)
2007                    4,790       $1.09  to  $0.94       $5,521        1.58%      1.05% to  2.00%   (3.35%)    to  (7.53%)(10)
2006                    4,455       $1.13  to  $1.20       $5,339        0.93%      1.05% to  1.70%   13.41%(8)  to  14.09%
2005                    1,918       $1.06  to  $1.05       $2,030        0.45%      1.15% to  1.70%    2.92%     to   2.36%
2004                       87       $1.03  to  $1.03          $90           --      1.15% to  1.70%    3.41%(4)  to   3.33%(4)
--------------------------------------------------------------------------------------------------------------------------

VANK UIF GLOBAL REAL EST, CL II
2008                    1,461       $0.47  to  $0.48         $682        2.63%      1.05% to  2.00%  (44.93%)    to (45.46%)
2007                      583       $0.85  to  $0.88         $496        0.34%      1.05% to  2.00%  (14.49%)(9) to (13.56%)(10)
2006                       --          --         --           --           --         --        --      --             --
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------

VANK UIF MID CAP GRO, CL II
2008                       --       $0.59  to  $0.52           $1        0.70%      1.05% to  2.00%  (47.37%)    to (47.88%)
2007                       --       $1.13  to  $0.99           $1           --      1.05% to  2.00%   12.51%(9)  to  (2.32%)(10)
2006                       --          --         --           --           --         --        --      --             --
2005                       --          --         --           --           --         --        --      --             --
2004                       --          --         --           --           --         --        --      --             --
--------------------------------------------------------------------------------------------------------------------------

VANK UIF U.S. REAL EST, CL II
2008                       52       $0.62  to  $0.81          $43        2.67%      1.05% to  1.70%  (38.71%)    to (39.09%)
2007                       42       $1.01  to  $1.33          $57        0.95%      1.05% to  1.70%  (18.14%)    to (18.68%)
2006                       46       $1.23  to  $1.64          $75        0.96%      1.05% to  1.70%   23.93%(8)  to  35.35%
2005                       47       $1.22  to  $1.21          $58        0.90%      1.15% to  1.70%   15.42%     to  14.79%
2004                        1       $1.05  to  $1.05           $2           --      1.15% to  1.70%    4.25%(4)  to   4.18%(4)
--------------------------------------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    207

                                                                                  FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                 -------------------------------------------------------
                       -------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                       ---------------------------------------------------------------------------------------------------

WANGER INTL
2008                    2,419       $0.76  to  $0.52       $2,302        0.88%      1.05% to  2.00%  (46.17%)    to (46.68%)
2007                    1,515       $1.42  to  $0.97       $2,757        0.83%      1.05% to  2.00%   15.09%     to  (4.03%)(10)
2006                    1,348       $1.23  to  $1.75       $2,213        0.41%      1.05% to  1.70%   24.07%(8)  to  34.86%
2005                      627       $1.30  to  $1.30         $816        0.52%      1.15% to  1.70%   20.14%     to  19.48%
2004                       35       $1.09  to  $1.08          $39           --      1.15% to  1.70%    8.46%(4)  to   8.39%(4)
--------------------------------------------------------------------------------------------------------------------------

WANGER USA
2008                    1,660       $0.67  to  $0.57       $1,203           --      1.05% to  2.00%  (40.32%)    to (40.88%)
2007                    1,334       $1.13  to  $0.97       $1,634           --      1.05% to  2.00%    4.28%     to  (4.98%)(10)
2006                      852       $1.08  to  $1.21       $1,026        0.18%      1.05% to  1.70%    9.57%(8)  to   6.06%
2005                      443       $1.14  to  $1.14         $505           --      1.15% to  1.70%    9.98%     to   9.38%
2004                       22       $1.04  to  $1.04          $24           --      1.15% to  1.70%    3.90%(4)  to   3.82%(4)
--------------------------------------------------------------------------------------------------------------------------





    (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.



    (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.



    (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.



    (4) New price level operations commenced on Nov. 15, 2004.



    (5) New price level operations commenced on March 17, 2006.



    (6) New price level operations commenced on April 28, 2006.



    (7) New price level operations commenced on May 1, 2006.



    (8) New price level operations commenced on June 19, 2006.



    (9) New price level operations commenced on May 1, 2007.



   (10) New price level operations commenced on Oct. 1, 2007.



   (11) New price level operations commenced on Sept. 26, 2008.



 208    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK


We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) as of December 31, 2008 and 2007, and the related statements of operations, cash flows and shareholder's equity for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the financial statements, in 2008 the Company adopted Statement of Financial Accounting Standards (FAS) No. 157, Fair Value Measurements. Also discussed in Note 3, in 2007 the Company adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109, and American Institute of Certified Public Accountants Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota


March 27, 2009


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    209

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)


DECEMBER 31,                                                               2008          2007

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2008, $1,403,180;
  2007, $1,423,878)                                                     $1,279,025    $1,404,480
Commercial mortgage loans, at cost (less allowance for loan losses:
2008 and 2007, $1,188)                                                     210,786       226,481
Policy loans                                                                36,226        35,734
Trading securities                                                              87           130
-------------------------------------------------------------------------------------------------
    Total investments                                                    1,526,124     1,666,825

Cash and cash equivalents                                                  195,886       206,475
Reinsurance recoverables                                                    69,619        54,057
Amounts due from brokers                                                       371           206
Deferred income taxes, net                                                  38,513            --
Other accounts receivable                                                    5,597         5,618
Accrued investment income                                                   17,651        18,413
Deferred acquisition costs                                                 242,555       234,561
Deferred sales inducement costs                                             23,808        19,447
Other assets                                                                65,311        23,479
Separate account assets                                                  2,248,021     3,087,228
-------------------------------------------------------------------------------------------------
    Total assets                                                        $4,433,456    $5,316,309
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                  $1,834,858    $1,775,732
Policy claims and other policyholders' funds                                 8,340         6,460
Amounts due to brokers                                                      38,625            --
Deferred income taxes, net                                                      --        13,853
Other liabilities                                                           21,647        12,789
Separate account liabilities                                             2,248,021     3,087,228
-------------------------------------------------------------------------------------------------
    Total liabilities                                                    4,151,491     4,896,062
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $10 par value; 200,000 shares authorized, issued and
outstanding                                                                  2,000         2,000
Additional paid-in capital                                                 106,646       106,637
Retained earnings                                                          236,963       321,909
Accumulated other comprehensive loss, net of tax:
  Net unrealized securities losses                                         (63,644)      (10,299)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                             281,965       420,247
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                          $4,433,456    $5,316,309
=================================================================================================



See accompanying Notes to Financial Statements.


 210    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2008          2007          2006

REVENUES
Premiums                                                         $ 28,203      $ 26,804      $ 27,103
Net investment income                                              94,421       109,190       119,142
Policy and contract charges                                        70,900        65,555        57,983
Other revenue                                                      15,389        12,204         9,060
Net realized investment gains (losses)                            (24,117)        6,583         3,936
-------------------------------------------------------------------------------------------------------
    Total revenues                                                184,796       220,336       217,224
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   65,151        44,513        34,712
Interest credited to fixed accounts                                52,997        55,666        61,641
Amortization of deferred acquisition costs                         41,554        28,038        24,259
Separation costs                                                       --          (571)        2,756
Other insurance and operating expenses                             40,408        31,194        24,909
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                   200,110       158,840       148,277
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                              (15,314)       61,496        68,947
Income tax provision (benefit)                                     (9,350)       19,000        22,957
-------------------------------------------------------------------------------------------------------
    Net income (loss)                                            $ (5,964)     $ 42,496      $ 45,990
=======================================================================================================



See accompanying Notes to Financial Statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    211

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2008          2007          2006

CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                $  (5,964)    $  42,496     $  45,990
Adjustments to reconcile net income (loss) to net cash
provided by operating activities:
  Capitalization of deferred acquisition costs and deferred
  sales inducement costs                                           (33,586)      (40,757)      (38,786)
  Amortization of deferred acquisition costs and deferred
  sales inducement costs                                            44,145        30,084        26,455
  Premium and discount amortization on Available-for-Sale            2,702         3,549         4,380
  Deferred income taxes, net                                       (22,571)        1,184         4,877
  Contractholder and policyholder charges, non-cash                (16,766)      (14,618)      (13,937)
  Net realized investment (gains) losses                            24,117        (6,583)       (3,936)
Change in operating assets and liabilities:
  Trading securities, net                                               43           (35)          (47)
  Future policy benefits for traditional life, disability
  income and long term care insurance                               20,723        13,822        10,813
  Policy claims and other policyholders' funds                       1,880        (2,746)        3,005
  Reinsurance recoverables                                         (15,562)       (6,937)       (8,445)
  Other accounts receivable                                             21          (353)       (1,592)
  Accrued investment income                                            762         4,198           635
  Other assets and liabilities, net                                 95,499       (12,238)       (1,750)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                           95,443        11,066        27,662
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               15,114       322,740       131,036
  Maturities, sinking fund payments and calls                      166,854       116,456        92,911
  Purchases                                                       (188,068)      (74,488)     (129,842)
Other investments, excluding policy loans:
  Proceeds from sales, maturities, sinking fund payments and
  calls                                                             15,695        39,049        28,865
  Purchases                                                             --        (8,889)      (39,000)
Change in policy loans, net                                           (492)       (1,897)       (2,331)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY INVESTING ACTIVITIES                            9,103       392,971        81,639
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-
type insurance:
  Considerations received                                          143,543        73,045        87,532
  Net transfers from (to) separate accounts                            820        (1,625)      (11,788)
  Surrenders and other benefits                                   (174,838)     (212,962)     (185,232)
Other                                                               (7,669)           --            --
Tax adjustment of share-based incentive compensation plan                9            20            17
Cash dividends to RiverSource Life Insurance Company               (77,000)      (83,000)      (25,000)
-------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                             (115,135)     (224,522)     (134,471)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS               (10,589)      179,515       (25,170)
Cash and cash equivalents at beginning of year                     206,475        26,960        52,130
-------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                         $ 195,886     $ 206,475     $  26,960
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                         $  17,501     $  19,122     $  11,946
  Interest paid on borrowings                                           --            --           247


See accompanying Notes to Financial Statements.


 212    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2008
(IN THOUSANDS)

                                                                                          ACCUMULATED
                                                             ADDITIONAL                      OTHER
                                                 COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                  STOCK        CAPITAL      EARNINGS     INCOME/(LOSS)       TOTAL
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2005                    $2,000       $106,600      $350,654        $   (215)      $459,039
Comprehensive income:
  Net income                                         --             --        45,990              --         45,990
  Other comprehensive income (loss), net of
  tax:
    Change in net unrealized securities
    losses                                           --             --            --         (11,056)       (11,056)
                                                                                                         ------------
Total comprehensive income                                                                                   34,934
Tax adjustment of share-based incentive
compensation plan                                    --             17            --              --             17
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (25,000)             --        (25,000)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2006                    $2,000       $106,617      $371,644        $(11,271)      $468,990
Change in accounting principles, net of tax          --             --        (9,231)             --         (9,231)
Comprehensive income:
  Net income                                         --             --        42,496              --         42,496
  Other comprehensive income (loss), net of
  tax:
    Change in net unrealized securities
    losses                                           --             --            --             972            972
                                                                                                         ------------
Total comprehensive income                                                                                   43,468
Tax adjustment of share-based incentive
compensation plan                                    --             20            --              --             20
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (83,000)             --        (83,000)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2007                    $2,000       $106,637      $321,909        $(10,299)      $420,247
Change in accounting principles, net of tax          --             --        (1,982)             --         (1,982)
Comprehensive loss:
  Net loss                                           --             --        (5,964)             --         (5,964)
  Other comprehensive income (loss), net of
  tax:
    Change in net unrealized securities
    losses                                           --             --            --         (53,345)       (53,345)
                                                                                                         ------------
Total comprehensive loss                                                                                    (59,309)
Tax adjustment of share-based incentive
compensation plan                                    --              9            --              --              9
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (77,000)             --        (77,000)
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2008                    $2,000       $106,646      $236,963        $(63,644)      $281,965
=====================================================================================================================




See accompanying Notes to Financial Statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    213

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY") is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Through 2007, RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. During 2007, it was determined that the expenses were over-allocated to RiverSource Life of NY since the separation announcement resulting in a reimbursement from Ameriprise Financial in 2007. The separation from American Express was completed in 2007.

RiverSource Life of NY's products include variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. RiverSource Life of NY issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. RiverSource Life of NY issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (RiverSource Life of NY's primary regulator) as reconciled in Note 15.

RECLASSIFICATIONS
Certain reclassifications of prior year amounts have been made to conform to the current presentation. In the second quarter of 2008, RiverSource Life of NY reclassified the mark-to-market adjustment on derivatives hedging variable annuity living benefits from net investment income to benefits, claims, losses and settlement expenses where the mark-to-market adjustment on the related embedded derivative resides. RiverSource Life of NY did not change its revenue and expense recognition policies and the reclassification did not result in any change to net income or shareholder's equity.


 214    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table shows the impact of the reclassification of the mark-to-market adjustment made to RiverSource Life of NY's previously reported Statements of Income for the year 2007. There is no impact of the reclassification on the 2006 Statements of Income because RiverSource Life of NY had no derivative instruments in 2006.

                                                                            DECEMBER 31, 2007
                                                                       --------------------------
                                                                        PREVIOUSLY
(IN THOUSANDS)                                                           REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                                 $ 26,804      $ 26,804
Net investment income                                                     113,321       109,190
Policy and contract charges                                                65,555        65,555
Other revenue                                                              12,204        12,204
Net realized investment gain                                                6,583         6,583
-------------------------------------------------------------------------------------------------
  Total revenues                                                          224,467       220,336
-------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                           48,644        44,513
Interest credited to fixed accounts                                        55,666        55,666
Amortization of deferred acquisition costs                                 28,038        28,038
Separation costs                                                             (571)         (571)
Other insurance and operating expenses                                     31,194        31,194
-------------------------------------------------------------------------------------------------
  Total benefits and expenses                                             162,971       158,840
-------------------------------------------------------------------------------------------------

Pretax income                                                              61,496        61,496
Income tax provision                                                       19,000        19,000
-------------------------------------------------------------------------------------------------
NET INCOME                                                               $ 42,496      $ 42,496
=================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS
Investments consist of the following:

AVAILABLE-FOR-SALE SECURITIES
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. RiverSource Life of NY regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. The cost basis of securities that are determined to be other-than-temporarily impaired is written down to current fair value with a corresponding charge to net income. A write-down for impairment can be recognized for both credit-related events and for change in fair value due to changes in interest rates. Once a security is written down to fair value through net income, any subsequent recovery in value cannot be recognized in net income until the principal is returned.

Factors RiverSource Life of NY considers in determining whether declines in the fair value of fixed-maturity securities are other-than-temporary include: 1) the extent to which the market value is below amortized cost; 2) RiverSource Life of NY's ability and intent to hold the investment for a sufficient period of time for it to recover to an amount at least equal to its carrying value; 3) the duration of time in which there has been a significant decline in value; 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and 5) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. For structured investments (e.g., mortgage backed securities), RiverSource Life of NY also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries,

                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    215

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------


prepayments, cumulative loss projections and discounted cash flows in assessing potential other-than-temporary impairment of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management. Other-than-temporary impairment charges are recorded in net realized investment gains (losses) within the Statements of Operations.

See Note 9 for information regarding the fair values of assets and liabilities.

COMMERCIAL MORTGAGE LOANS, NET
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over (i) present value of its expected principal and interest payments discounted at the loan's effective interest rate, or (ii) fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

POLICY LOANS
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

TRADING SECURITIES
Included in trading securities is separate account seed money. Separate account seed money is carried at fair value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life of NY cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premium paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life and long term care ("LTC") reinsurance premium, net of change in any prepaid reinsurance asset, is reported as a reduction of premiums. Fixed and variable universal life reinsurance premium is reported as a reduction of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life of NY also assumes life insurance business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 6 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. See Note 9 for information regarding RiverSource Life of NY's fair value measurement of derivative instruments. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life of NY primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives hedging variable annuity living benefits are included within benefits, claims, losses and settlement expenses. Changes in fair value of all other derivatives is a component of net investment income.


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Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in the fair value of the GMWB and GMAB embedded derivatives is reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY typically uses a mean reversion process as a guideline in setting near-term equity asset growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. In 2008, RiverSource Life of NY decided to constrain near-term equity growth rates below the level suggested by mean reversion. This constraint is based on RiverSource Life of NY's analysis of historical equity returns following downturns in the market. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimates will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would

                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    217

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be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

FIXED ANNUITIES AND VARIABLE ANNUITY GUARANTEES
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts containing GMWB and GMAB provisions and, until May 2007, RiverSource Life of NY offered contracts containing guaranteed minimum income benefit ("GMIB") provisions. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

In determining the liabilities for variable annuity death benefits, GMIB and the life contingent benefits associated with GMWB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 9 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions are determined in the same way as the liability for variable annuity death benefits. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2008, depending on year of issue, with an average rate of approximately 5.8%.

LIFE, DISABILITY INCOME AND LONG TERM CARE INSURANCE
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.


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Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2008, with an average rate of 4.8%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2008, with an average rate of 4.1%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liabilities. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2008, depending on policy form, issue year and policy duration. Anticipated interest rates for DI vary by plan and were 7.5% and 6.0% at policy issue grading to 5.0% over five years and 4.5% over 20 years, respectively. Anticipated discount rates for LTC vary by plan and were 5.8% at December 31, 2008 and ranged from 5.9% to 6.3% over 40 years.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who assume risk from RiverSource Life of NY are separately recorded as reinsurance recoverable within receivables.

SOURCES OF REVENUE
RiverSource Life of NY's principal sources of revenue include premiums, net investment income and policy and contract charges.

PREMIUMS
RiverSource Life of NY earns premium revenue on its traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Traditional life and LTC insurance premiums are net of reinsurance ceded and are recognized as revenue when due.

NET INVESTMENT INCOME
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

POLICY AND CONTRACT CHARGES
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.

NET REALIZED INVESTMENT GAINS (LOSSES)
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.


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OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include commissions, net of deferrals, and expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

INCOME TAXES
As a result of the Separation of Ameriprise Financial from American Express in 2005, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life consolidated income tax return. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. Under the agreement, RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from RiverSource Life and various taxing jurisdictions in connection with its operations. RiverSource Life of NY provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

RiverSource Life of NY is required to establish a valuation allowance for any portion of deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

3. RECENT ACCOUNTING PRONOUNCEMENTS
In January 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") No. 99-20-1 "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the impairment guidance in EITF 99-20 to be more consistent with other impairment models used for debt securities. FSP EITF 99-20-1 is effective prospectively for reporting periods ending after December 15, 2008. The adoption of FSP EITF 99-20-1 did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

In December 2008, the FASB issued FSP FAS 140-4 and FASB Interpretation No. ("FIN") 46(R)-8 "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP 140-4"), which is effective for the first reporting period ending after December 15, 2008. This FSP requires additional disclosure related to transfers of financial assets and variable interest entities. RiverSource Life of NY applied the disclosure requirements of this FSP as of December 31, 2008 and there was no impact on its financial condition or results of operations.

In November 2008, the FASB issued EITF No. 08-6 "Equity Method Investments Accounting Considerations" ("EITF 08-6"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-6 clarifies the effects of the issuance of Statement of Financial Accounting Standards ("SFAS") No. 141 (revised 2007) "Business Combinations" ("SFAS 141(R)") and SFAS No. 160 "Noncontrolling Interests in Consolidated Financial Statements-an amendment of ARB No. 51" ("SFAS 160"). See further information on the issuance of SFAS 141(R) and SFAS 160 below. RiverSource Life of NY will apply EITF 08-6 to any transactions within scope occurring after December 31, 2008.

In November 2008, the FASB issued EITF No. 08-7 "Accounting for Defensive Intangible Assets" ("EITF 08-7"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 provides guidance on intangible assets acquired after the effective date of SFAS 141(R) that an entity does not intend to actively use but intends to hold to prevent others from using. RiverSource Life of NY will apply EITF 08-7 to any transactions within scope occurring after December 31, 2008.

In October 2008, the FASB issued FSP FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP 157-3"), which was effective upon issuance, including prior periods for which financial statements have not been issued. FSP 157-3 clarifies the application of SFAS No. 157 "Fair Value Measurements" ("SFAS 157") in a market that is not active and provides an example of key considerations to determine the fair value of

 220    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

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financial assets when the market for those assets is not active. The adoption of
FSP 157-3 did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

In March 2008, the FASB issued SFAS No. 161 "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 intends to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures about their impact on an entity's financial position, financial performance and cash flows. SFAS 161 requires disclosures regarding the objectives for using derivative instruments, the fair value of derivative instruments and their related gains and losses, and the accounting for derivatives and related hedged items. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008, with early adoption permitted. RiverSource Life of NY is currently evaluating the impact of SFAS 161 on its disclosures. RiverSource Life of NY's adoption of SFAS 161 will not impact its financial condition and results of operations.

In December 2007, the FASB issued SFAS 141(R), which SFAS 141(R) establishes principles and requirements for how an acquirer recognizes and measures the identifiable assets acquired, the liabilities assumed, any noncontrolling interest in an acquiree, and goodwill acquired. SFAS 141(R) also requires an acquirer to disclose information about the financial effects of a business combination. SFAS 141(R) is effective prospectively for business combinations with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. RiverSource Life of NY will apply the standard to any business combinations within the scope of SFAS 141(R) occurring after December 31, 2008.

In December 2007, the FASB issued SFAS No. 160, which establishes the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. SFAS 160 requires that noncontrolling (minority) interests be classified as equity (instead of as a liability) within the balance sheets, and net income attributable to both the parent and the noncontrolling interest be disclosed on the face of the statements of income. SFAS 160 is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of SFAS 160 are to be applied prospectively, except for the presentation and disclosure requirements which are to be applied retrospectively to all periods presented. RiverSource Life of NY's adoption of SFAS 160 will not impact its financial condition and results of operations.

In September 2006, the FASB issued SFAS 157 which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 that require retrospective application. Any retrospective application will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life of NY adopted SFAS 157 effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $2.0 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives RiverSource Life of NY uses to hedge its exposure to market risk related to certain variable annuity riders. RiverSource Life of NY initially recorded these derivatives in accordance with EITF Issue No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" ("EITF 02-3"). SFAS 157 nullifies the guidance in EITF 02-3 and requires these derivatives to be marked to the price RiverSource Life of NY would receive to sell the derivatives to a market participant (an exit price). The adoption of SFAS 157 also resulted in adjustments to the fair value of RiverSource Life of NY's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, RiverSource Life of NY considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, RiverSource Life of NY adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk and expenses and adjusting the rate used to discount expected cash flows to reflect a current market estimate of RiverSource Life of NY's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $0.7 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of RiverSource Life of NY not fulfilling these liabilities. As RiverSource Life of NY's estimate of this credit spread widens or tightens, the liability will decrease or increase.

In accordance with FSP FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP 157-2"), RiverSource Life of NY deferred the adoption of SFAS 157 until January 1, 2009 for all nonfinancial assets and nonfinancial liabilities, except for those that are recognized or disclosed at fair value in the financial statements on a recurring basis. See Note 9 for additional information regarding the fair values of RiverSource Life of NY's assets and liabilities.


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In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income
Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life of NY's financial condition and results of operations was not material.

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life of NY accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life of NY adopted SOP 05-1 resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life of NY now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-1, RiverSource Life of NY recorded as a cumulative change in accounting principle $14.2 million, reducing DAC by $13.9 million, DSIC by $0.5 million and liabilities for future policy benefits by $0.2 million. The after-tax decrease to retained earnings for these changes was $9.2 million.

4. INVESTMENTS
AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN THOUSANDS)                   COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $  903,532      $5,892       $ (90,337)   $  819,087
Mortgage and other asset-backed securities                 459,504       3,396         (43,161)      419,739
U.S. government and agencies obligations                    28,968         421              (6)       29,383
State and municipal obligations                              6,997           4            (198)        6,803
Foreign government bonds and obligations                     4,179         235            (401)        4,013
-------------------------------------------------------------------------------------------------------------
  Total                                                 $1,403,180      $9,948       $(134,103)   $1,279,025
=============================================================================================================





                                                                          DECEMBER 31, 2007
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN THOUSANDS)                   COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $  933,721      $6,767       $(24,021)    $  916,467
Mortgage and other asset-backed securities                 444,483       2,173         (4,583)       442,073
U.S. government and agencies obligations                    34,166         149           (191)        34,124
State and municipal obligations                              6,997          18           (157)         6,858
Foreign government bonds and obligations                     4,511         450             (3)         4,958
-------------------------------------------------------------------------------------------------------------
  Total                                                 $1,423,878      $9,557       $(28,955)    $1,404,480
=============================================================================================================



At December 31, 2008 and 2007, fixed maturity securities comprised approximately 84% of RiverSource Life of NY's total investments. These securities were rated by Moody's Investors Service ("Moody's") and Standard & Poor's ("S&P"), except for approximately $61 million and $83 million of securities at December 31, 2008 and 2007, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade

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securities are presented using S&P's convention and, if the two agencies'
ratings differ, the lower rating was used. A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2008                         DECEMBER 31, 2007
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN THOUSANDS, EXCEPT             AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                      $  487,686    $  451,546         35%      $  488,954    $  486,574         35%
AA                                           72,683        70,311          5          142,094       140,581         10
A                                           329,126       302,063         24          300,455       296,330         21
BBB                                         414,951       381,071         30          379,992       375,138         27
Below investment grade                       98,734        74,034          6          112,383       105,857          7
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                 $1,403,180    $1,279,025        100%      $1,423,878    $1,404,480        100%
==========================================================================================================================



At December 31, 2008 and 2007, approximately 27% and 24%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

                                                                         DECEMBER 31, 2008
                                        ----------------------------------------------------------------------------------
(IN THOUSANDS)                              LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $417,970      $(31,701)     $234,787      $(58,636)     $652,757      $ (90,337)
Mortgage and other asset-backed
securities                                  99,728       (19,303)      131,447       (23,858)      231,175        (43,161)
U.S. government and agencies
obligations                                     --            --         2,127            (6)        2,127             (6)
State and municipal obligations                961           (40)        3,841          (158)        4,802           (198)
Foreign government bonds and
obligations                                  1,460          (401)           --            --         1,460           (401)
--------------------------------------------------------------------------------------------------------------------------
  Total                                   $520,119      $(51,445)     $372,202      $(82,658)     $892,321      $(134,103)
==========================================================================================================================




                                                                         DECEMBER 31, 2007
                                        ----------------------------------------------------------------------------------
(IN THOUSANDS)                              LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $183,425       $(4,094)     $443,744      $(19,927)     $627,169      $(24,021)
Mortgage and other asset-backed
securities                                  46,978          (421)      237,897        (4,162)      284,875        (4,583)
U.S. government and agencies
obligations                                     --            --        17,564          (191)       17,564          (191)
State and municipal obligations                 --            --         4,844          (157)        4,844          (157)
Foreign government bonds and
obligations                                     --            --           184            (3)          184            (3)
--------------------------------------------------------------------------------------------------------------------------
  Total                                   $230,403       $(4,515)     $704,233      $(24,440)     $934,636      $(28,955)
==========================================================================================================================



In evaluating potential other-than-temporary impairments, RiverSource Life of NY considers the extent to which amortized costs exceeds fair value and the duration of that difference. The following table summarizes the unrealized losses by ratio of fair value to amortized cost:

                                                                DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE       NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST        SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
95% -- 100%                   85        $224,943      $ (4,838)         28        $ 77,774      $ (2,011)        113
90% -- 95%                    60         156,943       (12,012)         26          72,331        (6,041)         86
80% -- 90%                    34          90,414       (15,088)         43         117,484       (23,616)         77
Less than 80%                 19          47,819       (19,507)         82         104,613       (50,990)        101
------------------------------------------------------------------------------------------------------------------------
  Total                      198        $520,119      $(51,445)        179        $372,202      $(82,658)        377
========================================================================================================================

                             DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
                                          GROSS
RATIO OF FAIR VALUE         FAIR       UNREALIZED
TO AMORTIZED COST           VALUE        LOSSES
--------------------------------------------------
95% -- 100%               $302,717      $  (6,849)
90% -- 95%                 229,274        (18,053)
80% -- 90%                 207,898        (38,704)
Less than 80%              152,432        (70,497)
--------------------------------------------------
  Total                   $892,321      $(134,103)
==================================================





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    223

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

                                                                DECEMBER 31, 2007
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE       NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST        SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
95% -- 100%                   89        $203,862       $(2,577)        194        $597,760      $(11,518)        283
90% -- 95%                    16          25,085        (1,708)         28          71,922        (5,128)         44
80% -- 90%                     1           1,317          (184)         13          24,870        (3,969)         14
Less than 80%                  1             139           (46)          8           9,681        (3,825)          9
------------------------------------------------------------------------------------------------------------------------
  Total                      107        $230,403       $(4,515)        243        $704,233      $(24,440)        350
========================================================================================================================

                             DECEMBER 31, 2007
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
                                          GROSS
RATIO OF FAIR VALUE         FAIR       UNREALIZED
TO AMORTIZED COST           VALUE        LOSSES
--------------------------------------------------
95% -- 100%               $801,622      $(14,095)
90% -- 95%                  97,007        (6,836)
80% -- 90%                  26,187        (4,153)
Less than 80%                9,820        (3,871)
--------------------------------------------------
  Total                   $934,636      $(28,955)
==================================================



As part of RiverSource Life of NY's ongoing monitoring process, management determined that a majority of the increase in gross unrealized losses on its Available-for-Sale securities in 2008 was attributable primarily to widening of credit spreads across sectors. A majority of the unrealized losses for the year ended December 31, 2008 related to corporate debt securities and mortgage backed and asset backed securities. From an overall perspective, the gross unrealized losses were not concentrated in any individual industry or with any individual security. The securities with a fair value to amortized cost ratio of 80%-90% primarily related to the banking, communications, energy and utility industries. The securities with a fair value to amortized cost ratio of less than 80% primarily relate to the consumer cyclical, communications, real estate investment trusts, and banking. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $4.7 million. The securities related to this issuer have a fair value to amortized cost ratio of less than 85% and have been in an unrealized loss position for more than 12 months. RiverSource Life of NY believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value. In addition, RiverSource Life of NY has the ability and intent to hold these securities until anticipated recovery which may not be until maturity.

RiverSource Life of NY regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. See Note 2 for additional information regarding RiverSource Life of NY's evaluation of potential other-than-temporary impairments.

RiverSource Life of NY's total mortgage and asset backed exposure at December 31, 2008 was $419.7 million which included $159.1 million of residential mortgage backed securities and $182.3 million of commercial mortgage backed securities. At December 31, 2008, residential mortgage backed securities included $115.8 million of agency-backed securities, $23.8 million of Alt-A securities, and $19.5 million of prime, non-agency securities. With respect to the Alt-A securities, the vast majority are rated AAA. None of the structures are levered, and the majority of the AAA-rated holdings are "super senior" bonds, meaning they have more collateral support or credit enhancement than required to receive a AAA rating. The prime, non-agency securities are a seasoned portfolio, almost entirely 2005 and earlier production, with the vast majority AAA-rated. With regard to asset backed securities, RiverSource Life of NY's exposure at December 31, 2008 was $78.3 million, which included $9.4 million of securities backed by subprime collateral. These securities are predominantly AAA-rated bonds backed by seasoned, traditional, first lien collateral. Holdings include both floating rate and short-duration fixed securities. RiverSource Life of NY has no other structured or hedge fund investments with exposure to subprime residential mortgages.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.


 224    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table presents the components of the net unrealized securities gains (losses), net of tax, included in accumulated other comprehensive loss:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized securities losses at January 1                    $(10,299)     $(11,271)     $   (215)
Holding gains (losses), net of tax of $45,105, $2,100 and
$6,014, respectively                                              (83,766)        3,902       (11,168)
Reclassification of realized losses (gains), net of tax of
$8,439, $1,768 and $1,303, respectively                            15,673        (3,283)       (2,419)
DAC, net of tax of $6,578, $168 and $996, respectively             12,216           311         1,848
DSIC, net of tax of $559, $23 and $79, respectively                 1,038            42           148
Fixed annuity liabilities, net of tax of $803, nil and $292,
respectively                                                        1,494            --           535
-------------------------------------------------------------------------------------------------------
  Net unrealized securities losses at December 31                $(63,644)     $(10,299)     $(11,271)
=======================================================================================================



Available-for-Sale securities by maturity at December 31, 2008 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   53,264    $   53,010
Due after one year through five years                                      524,222       488,342
Due after five years through 10 years                                      253,907       210,823
Due after 10 years                                                         112,283       107,111
-------------------------------------------------------------------------------------------------
                                                                           943,676       859,286
Mortgage and other asset-backed securities                                 459,504       419,739
-------------------------------------------------------------------------------------------------
  Total                                                                 $1,403,180    $1,279,025
=================================================================================================



The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Sales                                                            $  15,114     $322,740      $ 131,036
Maturities, sinking fund payments and calls                        166,854      116,456         92,911
Purchases                                                         (188,068)     (74,488)      (129,842)


Net realized gains and losses on Available-for-Sale securities, using the specific identification method, were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Gross realized investment gains                                  $    933       $ 6,409       $4,208
Gross realized investment losses                                     (148)       (1,030)        (487)
Other-than-temporary impairments                                  (24,898)         (326)          --


The $24.9 million of other-than-temporary impairments in 2008 primarily related to credit-related losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities. The $0.3 million of other-than-temporary impairments in 2007 related to corporate debt securities in the publishing and home building industries which were downgraded in 2007.

At both December 31, 2008 and 2007, bonds carried at $0.3 million, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS, NET

The following is a summary of commercial mortgage loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                $211,974      $227,669
Less: allowance for loan losses                                            (1,188)       (1,188)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                           $210,786      $226,481
=================================================================================================



Commercial mortgage loans are first mortgages on real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    225

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

At December 31, 2008 and 2007, none of RiverSource Life of NY's commercial mortgage loans were impaired. RiverSource Life of NY did not recognize any interest income related to impaired commercial mortgage loans for the years ended December 31, 2008, 2007 and 2006, respectively.

The balances of and changes in the allowance for loan losses were as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $1,188        $ 2,718       $3,218
Provision for commercial mortgage loan losses                         --         (1,530)          --
Foreclosures, write-offs and loan sales                               --             --         (500)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $1,188        $ 1,188       $2,718
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by region were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
                                                                        ON-BALANCE    ON-BALANCE
                                                                           SHEET         SHEET
-------------------------------------------------------------------------------------------------
Atlantic                                                                 $ 66,425      $ 70,532
North Central                                                              48,748        52,557
Mountain                                                                   32,696        36,586
Pacific                                                                    29,605        30,437
New England                                                                17,295        19,815
South Central                                                              17,205        17,742
-------------------------------------------------------------------------------------------------
                                                                          211,974       227,669
Less: allowance for loan losses                                            (1,188)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $210,786      $226,481
=================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
                                                                        ON-BALANCE    ON-BALANCE
                                                                           SHEET         SHEET
-------------------------------------------------------------------------------------------------
Shopping centers and retail                                              $ 56,107      $ 60,463
Industrial buildings                                                       52,424        57,079
Office buildings                                                           46,632        52,377
Apartments                                                                 31,102        33,230
Medical buildings                                                          11,120        11,553
Hotels and motels                                                           4,737         4,949
Mixed use                                                                   4,247         2,244
Other                                                                       5,605         5,774
-------------------------------------------------------------------------------------------------
                                                                          211,974       227,669
Less: allowance for loan losses                                            (1,188)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $210,786      $226,481
=================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. There were no outstanding mortgage loan funding commitments at December 31, 2008 and 2007.

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $76,456      $ 84,542      $100,519
Income on commercial mortgage loans                                12,990        14,564        15,396
Trading securities                                                  6,371        11,403         4,632
-------------------------------------------------------------------------------------------------------
                                                                   95,817       110,509       120,547
Less: Investment expenses                                           1,396         1,319         1,405
-------------------------------------------------------------------------------------------------------
  Total                                                           $94,421      $109,190      $119,142
=======================================================================================================





 226    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                 $(24,113)      $5,053        $3,721
Commercial mortgage loans                                              --           --           215
Cash and cash equivalents                                              (4)          --            --
Reduction in the allowance for loan losses                             --        1,530            --
-------------------------------------------------------------------------------------------------------
  Total                                                          $(24,117)      $6,583        $3,936
=======================================================================================================



5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS
During the third quarter of 2008, RiverSource Life of NY completed the annual detailed review of valuation assumptions. In addition, during the third quarter of 2008, RiverSource Life of NY converted to a new industry standard valuation system that provides enhanced modeling capabilities. The net impact in the third quarter of these items was a $1.4 million benefit to the Statements of Operations which included a $0.1 million benefit to premiums, $3.1 million benefit to policy and contract charges, a $2.9 million benefit to benefits, claims, losses and settlement expenses, a $3.0 million expense to amortization of DAC and a $1.7 million expense to other insurance and operating expenses.

The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $234,561      $241,568      $230,270
Cumulative effect of accounting change                              1,970       (13,939)           --
Capitalization of acquisition costs                                28,784        34,491        32,713
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                            (38,554)      (25,438)      (25,259)
Amortization, impact of valuation assumptions review and
valuation system conversion                                        (3,000)       (2,600)        1,000
Impact of change in net unrealized securities losses               18,794           479         2,844
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $242,555      $234,561      $241,568
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $19,447       $15,658       $11,554
Cumulative effect of accounting change                                553          (496)           --
Capitalization of sales inducements                                 4,802         6,266         6,073
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                             (2,691)       (2,046)       (2,196)
Amortization, impact of valuation assumptions review and
valuation system conversion                                           100            --            --
Impact of change in net unrealized securities losses                1,597            65           227
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $23,808       $19,447       $15,658
=======================================================================================================



Effective January 1, 2008, RiverSource Life of NY adopted SFAS 157 and recorded as a cumulative change in accounting principle a pretax increase of $2.0 million and $0.5 million to DAC and DSIC, respectively. See Note 3 and Note 9 for additional information regarding SFAS 157.

Effective January 1, 2007, RiverSource Life of NY adopted SOP 05-1 and recorded as a cumulative change in accounting principle a pretax reduction of $13.9 million and $0.5 million to DAC and DSIC, respectively.

6. REINSURANCE
Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life of NY typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life of NY began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life of NY is $1.5 million (increased from $750,000 during 2008) on any policy insuring a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, RiverSource Life of NY for 1996 and later issues, retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to a subsidiary of Genworth Financial, Inc. ("Genworth").


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    227

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

In addition, RiverSource Life of NY assumes life insurance risk under reinsurance arrangements with unaffiliated insurance companies.

RiverSource Life of NY retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of DI written on any one individual. RiverSource Life of NY also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2008, 2007 and 2006, traditional life and universal life insurance in force aggregated $10.8 billion, $10.3 billion and $9.6 billion, respectively, of which $6.2 billion, $5.4 billion and $4.5 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks under LTC policies.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Direct premiums                                                   $36,279       $33,729       $32,764
Reinsurance ceded                                                  (8,076)       (6,925)       (5,661)
-------------------------------------------------------------------------------------------------------
Net premiums                                                      $28,203       $26,804       $27,103
=======================================================================================================



Policy and contract charges are presented on the Statements of Operations net of $2.9 million, $3.5 million and $3.3 million of reinsurance ceded for the years ended December 31, 2008, 2007 and 2006, respectively.

Reinsurance recovered from reinsurers amounted to $4.1 million, $2.7 million and $3.1 million, for the years ended December 31, 2008, 2007 and 2006, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $47.9 million and $40.3 million related to reinsurance of LTC from risk ceded to Genworth as of December 31, 2008 and 2007, respectively. Included in future policy benefits is $5.4 million and $3.9 million related to assumed reinsurance arrangements as of December 31, 2008 and 2007, respectively.

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES
Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,056,580    $1,108,670
Variable annuities fixed sub-accounts                                      293,301       294,532
Variable annuity GMWB                                                       75,843         6,308
Variable annuity GMAB                                                       18,796         1,651
Other variable annuity guarantees                                            2,891         1,178
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,447,411     1,412,339
Variable universal life ("VUL")/ universal life ("UL") insurance           151,359       149,456
Other life, DI and LTC insurance                                           236,088       213,937
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,834,858     1,775,732
Policy claims and other policyholders' funds                                 8,340         6,460
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                  $1,843,198    $1,782,192
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $2,015,275    $2,736,820
VUL insurance variable sub-accounts                                        231,899       349,240
Other insurance variable sub-accounts                                          847         1,168
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                    $2,248,021    $3,087,228
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.


 228    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. RiverSource Life of NY previously offered contracts with GMIB provisions. See
Note 2 and Note 8 for additional information regarding RiverSource Life of NY's variable annuity guarantees. RiverSource Life of NY does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 13 for additional information regarding derivative instruments used to hedge GMWB and GMAB risk.

Insurance Liabilities
VUL and UL insurance is the largest group of insurance policies written by RiverSource Life of NY. Purchasers of VUL insurance products can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL insurance products are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. RiverSource Life of NY also offers term and whole life insurance as well as disability products. RiverSource Life of NY no longer offers LTC products but has inforce policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

8. VARIABLE ANNUITY AND INSURANCE GUARANTEES
The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life of NY offers contracts with GMWB and GMAB provisions. See Note 2 and Note 7 for additional information regarding the liabilities related to variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. RiverSource Life of NY has three primary GMDB provisions:

- RETURN OF PREMIUM -- provides purchase payments minus adjusted partial surrenders.

- RESET -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered on new contracts.

- RATCHET -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. The GMWB offered initially guarantees that the contractholder can withdraw 7% per year until the amount withdrawn is equal to the guaranteed amount, regardless of the performance of the underlying funds. In 2006, RiverSource Life of NY began offering an enhanced withdrawal benefit that gives contractholders a choice to withdraw 6% per year for the life of the contractholder ("GMWB for life") or 7% per year until the amount withdrawn is equal to the guaranteed amount. In 2007, RiverSource Life of NY added a new GMWB benefit design that is available in a joint version that promises 6% withdrawals while either contractholder remains alive. In addition, once withdrawals begin, the contractholder's funds are moved to one of the three less aggressive asset allocation models (of the five that are available prior to withdrawal).

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain universal life contracts offered by RiverSource Life of NY provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    229

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life of NY has established additional liabilities:

                                                        DECEMBER 31, 2008                            DECEMBER 31, 2007
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                      WEIGHTED                      CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET          AVERAGE         TOTAL        VALUE IN
BENEFIT TYPE (1)                      CONTRACT       SEPARATE        AMOUNT        ATTAINED       CONTRACT       SEPARATE
(IN THOUSANDS, EXCEPT AGE)              VALUE        ACCOUNTS      AT RISK(2)         AGE           VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of Premium                  $1,066,416     $  981,665      $242,846          61         $1,184,219     $1,109,067
  Six-Year Reset                        799,245        623,034       160,868          61          1,304,566      1,116,139
  One-Year Ratchet                      288,479        262,310       104,321          61            362,425        336,584
  Five-Year Ratchet                     109,258        103,010        29,024          60            126,796        121,470
  Other                                   2,371          2,134           447          66              3,640          3,231
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                    $2,265,769     $1,972,153      $537,506          61         $2,981,646     $2,686,491
===========================================================================================================================
GGU DEATH BENEFIT                    $       79     $       78      $     --          49         $      117     $      117
===========================================================================================================================
GMIB                                 $   21,731     $   19,088      $  8,721          62         $   33,422     $   30,363
===========================================================================================================================
GMWB:
  GMWB                               $  199,351     $  192,206      $ 71,371          62         $  277,403     $  268,918
  GMWB for life                         477,102        452,793       139,641          62            399,010        383,259
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                    $  676,453     $  644,999      $211,012          62         $  676,413     $  652,177
===========================================================================================================================
GMAB                                 $  104,241     $  100,820      $ 30,767          55         $  109,751     $  106,321
===========================================================================================================================

                                         DECEMBER 31, 2007
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE (1)                       AMOUNT        ATTAINED
(IN THOUSANDS, EXCEPT AGE)           AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of Premium                    $   882          61
  Six-Year Reset                        14,067          60
  One-Year Ratchet                       3,077          62
  Five-Year Ratchet                        346          67
  Other                                     --          65
---------------------------------------------------------------
    Total -- GMDB                      $18,372          61
===============================================================
GGU DEATH BENEFIT                      $    --          48
===============================================================
GMIB                                   $   281          60
===============================================================
GMWB:
  GMWB                                 $ 1,631          61
  GMWB for life                          1,702          62
---------------------------------------------------------------
    Total -- GMWB                      $ 3,333          62
===============================================================
GMAB                                   $   157          55
===============================================================



(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit always equals account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

Changes in additional liabilities (assets) were as follows:

(IN THOUSANDS)                                   GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability (asset) balance at January 1, 2007       $1,283         $ 29         $(1,539)      $   236        $ 86
Incurred claims                                       (74)          (3)          7,847         1,415         346
Paid claims                                           (57)                          --            --          (3)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2007              1,152           26           6,308         1,651         429
Incurred claims                                       156          278          69,535        17,145         516
Paid claims                                         1,180           99              --            --          (2)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008             $2,488         $403         $75,843       $18,796        $943
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                $1,164,193    $1,813,121
  Bond                                                                     660,964       672,624
  Other                                                                    183,181       240,871
-------------------------------------------------------------------------------------------------
Total mutual funds                                                      $2,008,338    $2,726,616
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. FAIR VALUES OF ASSETS AND LIABILITIES
Effective January 1, 2008, RiverSource Life of NY adopted SFAS 157, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.


 230    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

VALUATION HIERARCHY
Under SFAS 157, RiverSource Life of NY categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by RiverSource Life of NY's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
RiverSource Life of NY uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. RiverSource Life of NY's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. RiverSource Life of NY's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, RiverSource Life of NY maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS

CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. RiverSource Life of NY's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

AVAILABLE-FOR-SALE SECURITIES
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques such as the present value of cash flows. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate and municipal bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. Level 3 securities include corporate bonds, non-agency residential mortgage backed securities and asset backed securities.

Through RiverSource Life of NY's own experience transacting in the marketplace and through discussions with its pricing vendors, RiverSource Life of NY believes that the market for non-agency residential mortgage backed securities is inactive. Indicators of inactive markets include: pricing services' reliance on brokers or discounted cash flow analyses to provide prices, an increase in the disparity between prices provided by different pricing services for the same security, unreasonably large bid-offer spreads and a significant decrease in the volume of trades relative to historical levels. In certain cases, this market inactivity has resulted in RiverSource Life of NY applying valuation techniques that rely more on an income approach (discounted cash flows using market rates) than on a market approach (prices from pricing services). RiverSource Life of NY considers market observable yields for other asset classes it considers to be of similar risk which includes nonperformance and liquidity for individual securities to set the discount rate for applying the income approach to certain non-agency residential mortgage backed securities.

In 2008, $11.9 million of prime non-agency residential mortgage backed securities were transferred from Level 2 to Level 3 of the fair value hierarchy because management believes the market for these prime quality assets is now inactive. The loss recognized on these assets during the fourth quarter of 2008 was $3.7 million which was included in other comprehensive loss.

SEPARATE ACCOUNT ASSETS
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    231

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

DERIVATIVES
The fair value of derivatives that are traded in certain over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include interest rate swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. Structured derivatives that are used by RiverSource Life of NY to hedge its exposure to market risk related to certain variable annuity riders are classified as Level 3.

LIABILITIES

EMBEDDED DERIVATIVES -- VARIABLE ANNUITY RIDERS -- GUARANTEED MINIMUM ACCUMULATION BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
RiverSource Life of NY values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk, and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions and margins for risk, profit and expenses that RiverSource Life of NY believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of RiverSource Life of NY's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale:
     Fixed maturities                                     $1,704      $1,154,573     $122,748     $1,279,025
  Trading securities                                          87              --           --             87
  Cash equivalents                                         3,800         192,086           --        195,886
  Other assets                                                --          51,345          137         51,482
  Separate account assets                                     --       2,248,021           --      2,248,021
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $5,591      $3,646,025     $122,885     $3,774,501
=============================================================================================================

Liabilities
  Future policy benefits                                  $   --      $       --     $ 94,465     $   94,465
  Other liabilities                                           --           5,751           --          5,751
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $    5,751     $ 94,465     $  100,216
=============================================================================================================



The following table provides a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2008:

                                                                AVAILABLE-
                                                                 FOR-SALE
                                                                SECURITIES:                   FUTURE
                                                                   FIXED         OTHER        POLICY
(IN THOUSANDS)                                                  MATURITIES      ASSETS       BENEFITS
-------------------------------------------------------------------------------------------------------
Balance, January 1                                               $100,504      $ 15,054      $ (6,157)
  Total gains (losses) included in:
     Net income (loss)                                             (3,121)(1)       895 (2)   (84,958)(2)
     Other comprehensive loss                                     (27,815)           --            --
  Purchases, sales, issuances and settlements, net                 41,318       (15,812)       (3,350)
  Transfers into Level 3                                           11,862 (3)        --            --
-------------------------------------------------------------------------------------------------------
Balance, December 31                                             $122,748      $    137      $(94,465)
=======================================================================================================
Change in unrealized gains (losses) included in net income
  relating to assets and liabilities held at December 31         $ (1,121)(4)  $     --      $(84,618)(2)
=======================================================================================================



(1) Represents a $3.9 million loss included in net realized investment gains (losses) and a $0.8 million gain included in net investment income in the Statements of Operations.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

(3) Represents prime non-agency residential mortgage backed securities previously classified as Level 2 for which management believes the market for these prime quality assets is now inactive.

(4) Represents a $2.0 million loss included in net realized investment gains (losses) and a $0.8 million gain included in net investment income in the Statements of Operations.


 232    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2008 and 2007, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life of NY, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values of financial instruments:

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2008                        2007
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                         $210,186      $192,896     $  226,481    $  223,045
  Policy loans                                             36,222        39,059         35,734        35,734

FINANCIAL LIABILITIES
  Future policy benefits                                 $968,966      $915,297     $1,308,317    $1,281,504
  Separate account liabilities                              6,182         6,182         10,020        10,020


COMMERCIAL MORTGAGE LOANS, NET
The fair value of commercial mortgage loans, except those with significant credit deterioration is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for RiverSource Life of NY's estimate of the amount recoverable on the loan.

POLICY LOANS
The fair value of policy loans has been determined using discounted cash flows.

FUTURE POLICY BENEFITS
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and RiverSource Life of NY's non-performance risk specific to these liabilities. The fair value of fixed annuities, in payout status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for expense margin and RiverSource Life of NY's non-performance risk specific to these liabilities. The fair value of variable annuity fixed sub-accounts classified as investment contracts is determined by discounting cash flows adjusted for policyholder behavior and RiverSource Life of NY's non-performance risk specific to these liabilities.

SEPARATE ACCOUNT LIABILITIES
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and RiverSource Life of NY. A non-performance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize non-performance risk.

10. RELATED PARTY TRANSACTIONS
RiverSource Investments, LLC is the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the years ended December 31, 2008, 2007 and 2006, RiverSource Life of NY received $7.2 million, $3.7 million and $3.6 million, respectively, from RiverSource Investments, LLC for administrative services provided by RiverSource Life of NY.

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). RiverSource Life of NY's share of the total net periodic pension cost was approximately $144 thousand, $90 thousand and $98 thousand for each of the years ended December 31, 2008, 2007 and 2006, respectively.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    233

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $96 thousand in 2008, $83 thousand in 2007 and $78 thousand in 2006.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2008, 2007 and 2006 were $36 thousand, $144 thousand and $143 thousand, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2008, 2007 and 2006, which are calculated on the basis of commission earnings of the individual financial advisors, were $6 thousand, $11 thousand and $16 thousand, respectively. Such costs are included in DAC.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life of NY for use of joint facilities, technology support, marketing services and other services aggregated $42.2 million, $32.3 million and $26.1 million for 2008, 2007 and 2006, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

During 2008, 2007 and 2006, RiverSource Life of NY paid cash dividends of $77 million, $83 million and $25 million, respectively, to RiverSource Life Insurance Company. A portion of the 2007 dividends was considered extraordinary and was paid only after making the required advance notice to the New York State Insurance Department, RiverSource Life of NY's primary state regulator.

Included in other assets at December 31, 2008 is a $7.0 million receivable from RiverSource Life for federal income taxes and included in other liabilities at December 31, 2007 is a $5.8 million payable to RiverSource Life for federal income taxes.

11. STATUTORY CAPITAL AND SURPLUS
State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York, and are subject to potential disapproval. Due to the statutory net loss from operations in 2008, any dividend in 2009 would be subject to the pre-notifications requirements. RiverSource Life of NY's statutory unassigned surplus aggregated $106.2 million and $164.5 million as of December 31, 2008 and 2007, respectively.

Statutory net gain (loss) from operations and net income (loss) for the years ended December 31 and statutory surplus and statutory capital and surplus as of December 31 are summarized as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Statutory net gain (loss) from operations                        $(36,116)     $ 33,925      $ 61,735
Statutory net income (loss)                                       (34,045)       43,164        63,001
Statutory surplus                                                 213,625       281,414       329,528
Statutory capital and surplus                                     215,625       283,414       331,528


12. INCOME TAXES
RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision (benefit) on pretax income (loss) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                        $ 10,816       $16,760       $15,395
  State                                                             2,405         1,056         2,685
-------------------------------------------------------------------------------------------------------
Total current income tax                                           13,221        17,816        18,080
Deferred federal income tax                                       (22,571)        1,184         4,877
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                   $ (9,350)      $19,000       $22,957
=======================================================================================================





 234    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2008          2007          2006
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%        35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                           26.2         (7.9)         (4.2)
  State taxes, net of federal benefit                              (10.2)         1.1           2.5
  Taxes applicable to prior years                                    3.9          3.8           0.6
  Foreign tax credit, net of addback                                 6.2         (1.1)         (0.6)
  Other                                                             (0.1)          --            --
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                      61.0%        30.9%         33.3%
=======================================================================================================



RiverSource Life of NY's effective tax rate was 61.0% and 30.9% for the years ended December 31, 2008 and 2007, respectively. The increase in the effective tax rate was primarily due to a pretax loss in relation to a net tax benefit for 2008 compared to pretax income for 2007.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 78,571      $ 51,603
  Net unrealized losses on Available-for Sale securities                   34,270         5,543
  Other                                                                     3,029         2,497
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                          115,870        59,643
Deferred income tax liabilities:
  DAC                                                                      60,531        65,262
  Investment related                                                        9,156            50
  DSIC                                                                      7,670         6,703
  Other                                                                        --         1,481
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      77,357        73,496
-------------------------------------------------------------------------------------------------
Net deferred income tax assets (liabilities)                             $ 38,513      $(13,853)
=================================================================================================



RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

Additionally, RiverSource Life of NY has a foreign tax credit carryforward of $735 thousand which expires on December 31, 2017. Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2008 and 2007.

Effective January 1, 2007, RiverSource Life of NY adopted the provisions of FIN
48. The amount RiverSource Life of NY recognized as a result of the implementation of FIN 48 was not material.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(IN THOUSANDS)                                                                     2008
-------------------------------------------------------------------------------------------
Balance at December 31, 2007                                                      $ 3,481
Reductions based on tax positions related to the current year                      (7,720)
Additions for tax positions of prior years                                          4,844
Reductions for tax positions of prior years                                        (2,751)
-------------------------------------------------------------------------------------------
Balance at December 31, 2008                                                      $(2,146)
===========================================================================================





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    235

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

If recognized, approximately $2.0 and $2.3 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2008 and 2007, respectively, would affect the effective tax rate.

RiverSource Life of NY recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life of NY recognized a net reduction of $388 thousand in interest and penalties for the year ended December 31, 2008. RiverSource Life of NY had a $129 thousand receivable and a $259 thousand liability for the payment of interest and penalties accrued at December 31, 2008 and 2007, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. However, there are a number of open audits and quantification of a range cannot be made at this time.

RiverSource Life of NY files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life of NY is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return completed its field examination of the RiverSource Life of NY's income tax returns for 1997 through 2002 during 2008. However, for federal income tax purposes, these years continue to remain open as consequence of certain issues under appeal. The IRS continued its examination of 2003 through 2004 which is expected to be completed during 2009. In the fourth quarter of 2008, the IRS commenced an examination of RiverSource Life of NY's U.S. income tax returns for 2005 through 2007.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life of NY receives. Management believes that it is likely that any such regulations would apply prospectively only.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life's consolidated income tax return.

The items comprising other comprehensive income (loss) in the Statements of Shareholder's Equity include securities, DAC and DSIC and are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                         $(28,726)       $523         $(5,950)


13. DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable RiverSource Life of NY to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life of NY does not engage in any derivative instrument trading activities.

The following table presents a summary of the notional amount and the current fair value of derivative instruments held at:

                                                                           DECEMBER 31,
                                        ----------------------------------------------------------------------------------
                                                          2008                                      2007
--------------------------------------------------------------------------------------------------------------------------
                                          NOTIONAL            FAIR VALUE            NOTIONAL            FAIR VALUE
(IN THOUSANDS)                             AMOUNT         ASSET       LIABILITY      AMOUNT         ASSET       LIABILITY
--------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                       $ 56,000       $15,981       $    --      $113,000       $ 3,546       $(2,960)
Purchased equity options                   386,578        35,364        (5,751)      296,521        20,489        (2,153)
Equity futures purchased(1)                     --            --            --         1,108            --            --
Equity futures sold(1)                      59,407            --            --        15,511            --            --
--------------------------------------------------------------------------------------------------------------------------
  Total(2)                                $501,985       $51,345       $(5,751)     $426,140       $24,035       $(5,113)
==========================================================================================================================



(1) Equity futures have no recorded value as they are cash settled daily.

(2) The above table does not include certain embedded derivatives.

The derivative instruments in the above table hedge RiverSource Life of NY's GMWB and GMAB annuities.

See Note 9 for additional information regarding RiverSource Life of NY's fair value measurement of derivative instruments.


 236    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Derivatives Not Designated as Hedges
RiverSource Life of NY holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of variable annuity guaranteed benefits.

Certain annuity products contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life of NY economically hedges the exposure related to GMWB and GMAB provisions using various equity futures, equity options and interest rate swaps. The premium associated with certain of these options is paid semi-annually over the life of the option contract. As of December 31, 2008, the remaining payments RiverSource Life of NY is scheduled to make for these options total $34 million through June 31, 2023.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. The fair value of embedded derivatives for annuity related products is included in future policy benefits. The changes in fair values of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

Credit Risk
Credit risk associated with RiverSource Life of NY's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life of NY may, from time to time, enter into master netting arrangements and collateral arrangements wherever practical. At December 31, 2008 and 2007, RiverSource Life of NY accepted collateral consisting primarily of cash of $38.4 million and $1.5 million, respectively, from counterparties. In addition, as of December 31, 2008, RiverSource Life of NY provided collateral consisting primarily of cash of $31.0 million and $1.1 million, respectively, to counterparties. As of December 31, 2008, RiverSource Life of NY's maximum credit exposure to derivative transactions after considering netting arrangements with counterparties and collateral arrangements was approximately $8.5 million.

14. COMMITMENTS AND CONTINGENCIES
At December 31, 2008 and 2007, RiverSource Life of NY had no material commitments to purchase investments.

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2008, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    237

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

15. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net income for the years ended December 31 and shareholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

Net Income

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net income (loss), per accompanying financial statements         $ (5,964)      $42,496       $45,990
Deferred acquisition costs (GAAP item)                             12,770        (6,453)       (8,454)
Deferred sales inducement costs (GAAP item)                        (2,211)       (4,220)       (3,877)
Deferred income tax expense( )(GAAP item)                         (22,571)        1,184         4,877
Change in future policy benefits(1)                                32,034        (1,342)        8,561
Current income tax expense(1)                                      11,939            --            --
Net investment income(1)                                             (619)       (4,871)           18
Change in separate account liabilities(1)                         (19,887)       19,189        17,774
Mark-to-market on derivatives(2)                                  (40,691)          177            --
Interest maintenance reserves transfer, net of amortization
(statutory item)                                                    1,507        (1,941)         (557)
Other, net(1)                                                        (352)       (1,055)       (1,331)
-------------------------------------------------------------------------------------------------------
Statutory-basis net income (loss)                                $(34,045)      $43,164       $63,001
=======================================================================================================



(1) Represents valuation differences between GAAP and statutory income statement amounts.

(2) Represents amounts which are recorded directly to surplus for statutory reporting purposes.

The following table is a reconciliation of statutory-basis net income (loss) as previously reported to the New York Department of Insurance in the Annual Statement to the statutory-basis net income (loss) reported above:

(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss) as previously reported in the Annual
Statement                                                                         $34,027
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss), adjusted                                       $43,164
===========================================================================================



Shareholder's Equity

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements      $ 281,965     $ 420,247     $ 468,990
Net unrealized gains and losses on Available-for-Sale
investments (GAAP item)                                            124,156        19,398        20,651
Prepaid reinsurance (GAAP item)                                    (11,234)       (6,221)       (4,922)
Deferred sales inducements costs (GAAP item)                       (23,808)      (19,447)      (15,658)
Deferred acquisition costs (GAAP item)                            (242,555)     (234,561)     (241,568)
Future policy benefits(1)                                           35,845         1,632         5,832
Current income taxes, net(1)                                        11,939            --            --
Deferred income taxes, net(1)                                       (3,977)       45,272        46,869
Separate account liability adjustment (statutory item)              87,852       107,739        94,387
Asset valuation reserve (statutory item)                           (13,468)      (13,891)      (16,631)
Non-admitted assets (statutory item)                               (27,781)      (27,088)      (24,089)
Other, net(1)                                                       (3,309)       (9,666)       (2,333)
-------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                              $ 215,625     $ 283,414     $ 331,528
=======================================================================================================



(1) Represents valuation differences between GAAP and statutory balance sheet amounts.

The following table is a reconciliation of statutory-basis capital and surplus as previously reported to the New York Department of Insurance in the Annual Statement to the statutory-basis capital and surplus reported above:

(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus as reported in the Annual Statement          $274,277
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus, adjusted                                    $283,414
===========================================================================================





 238    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

S-6314 G (5/09)

PART C.

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements included in Part B of this Registration
          Statement:

          RiverSource of New York Variable Annuity Account 2
               Report of Independent Registered Public Accounting Firm dated April 24, 2009
               Statements of Assets and Liabilities for the year ended Dec.
               31, 2008
               Statements of Operations for the year ended Dec. 31, 2008 Statements of Changes in Net Assets for the two years ended Dec. 31, 2008
               Notes to Financial Statements

          RiverSource Life Insurance Co. of New York

               Report of Independent Registered Public Accounting Firm dated March 27, 2009.
               Balance Sheets as of Dec. 31, 2008 and 2007.
               Statements of Income for the years ended Dec. 31, 2008, 2007 and 2006.
               Statements of Cash Flows for the years ended Dec. 31, 2008, 2007 and 2006.
               Statements of Shareholder's Equity for the three years ended Dec. 31, 2008, 2007 and 2006.
               Notes to Financial Statements

     (b)  Exhibits:

1. Certificate establishing the ACL Variable Annuity Account 2 dated December 1, 1995, filed electronically as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 292 subaccounts dated February 5, 2003 filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 276 subaccounts dated August 23, 2004 filed electronically on or about Dec. 3, 2004 as Exhibit 1.3 to Post-Effective Amendment No. 8 to Registration Statement No. 333-101051 is incorporated by reference.

1.4 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM)

     Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically on or about April 28, 2006 as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No.333-101051 is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of merger and subsequent name changes, dated Aug. 29, 2006 filed electronically as Exhibit 1.11 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

2.   Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed as Exhibit
     3. to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.1  Not applicable.

4.2  Not applicable.

4.3 Form of Non-qualified Variable Annuity contract (form 272250) filed electronically as Exhibit 4.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.4 Form of IRA contract (form 272251) filed electronically as Exhibit 4.4 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.5 Form of SEP-IRA contract (form 272252) filed electronically as Exhibit 4.5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.6 Form of TSA-401 contract (form 272253) filed electronically as Exhibit 4.6 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.7 Form of Maximum Anniversary Value Death Benefit rider (form 272255) filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.8 Form of Guaranteed Minimum Income Benefit rider-MAV (form 272256) filed electronically as Exhibit 4.8 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.9 Form of Guaranteed Minimum Income Benefit rider-6% Rising Floor (form 272257) filed electronically as Exhibit 4.9 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.10 Form of Performance Credit rider (form 272258) filed electronically as
     Exhibit 4.10 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.11 Form of Deferred Annuity Contract (form 272877) filed electronically as
     Exhibit 4.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.12 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDP) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.13 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 272872-NY) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.15 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
     Base) (form 272873-NY) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 272874-NY) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit (form 272875-NY) filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.18 Form of Annuity Endorsement - Tax Sheltered Annuity (form 272865-NY) filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.19 Form of Annuity Endorsement - 401(a) (form 272866-NY) filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.20 Form of Annuity Endorsement - Unisex Endorsement (form 272867-NY) filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.21 Form of Annuity Endorsement - IRA and SEP IRA (form 272170) filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.22 Form of Annuity Endorsement - Roth IRA (form 272171) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.23 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDPIN3) filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.24 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-NY) filed electronically as Exhibit 4.24 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.25 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568-NY) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.26 Form of Non-qualified Fixed and Variable Annuity contract (form 273954-NY) filed as Exhibit 4.26 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.27 Form of Contract Data Page to Nonqualified Fixed and Variable Annuity Contract (form 273954-NYDPINN) filed as Exhibit 4.27 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.28 Form of Contract Data Page to Fixed and Variable Annuity Contract (form 273954-NYDPEND) filed as Exhibit 4.28 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.29 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 273961-NY) filed as Exhibit 4.29 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.30 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
     Base) (form 273962-NY) filed as Exhibit 4.30 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.31 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 273963-NY) filed as Exhibit 4.31 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.32 Form of Guaranteed Minimum Lifetime Withdrawal Benefit (form 273959-NY) filed as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.33 Form of Annuity Endorsement - Tax Sheltered Annuity (form 274192-NY) filed as Exhibit 4.33 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.34 Form of Annuity Endorsement - 401(a) (form 274193-NY) filed as Exhibit 4.34 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.35 Form of Annuity Endorsement - Unisex Endorsement (form 273964-NY) filed as
     Exhibit 4.35 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.36 Form of Annuity Endorsement - IRA and SEP IRA (form 274190-NY) filed as
     Exhibit 4.36 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.37 Form of Annuity Endorsement - Roth IRA (form 274191-NY) filed as Exhibit
     4.37 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.38 Form of IRA 10 Day Return of Payment "Free Look" Sticker (form 271866-NY) filed as Exhibit 4.38 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.39 Form of Guarantor(SM) Withdrawal Benefit (form 273567-NYE) filed as Exhibit
     4.39 to Registrant's Post-Effective Amendment No. 14 to Registration Statement 333-101051 on or about August 28, 2006 is incorporated by reference.

4.40 Form of Guarantor(SM) Withdrawal Benefit (form 272875-NYE) filed as Exhibit
     4.40 to Registrant's Post-Effective Amendment No. 14 to Registration Statement 333-101051 on about August 28, 2006 is incorporated by reference.

4.41 Form of Fixed Account Limit Endorsement (form 272621) filed as Exhibit 4.41 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.42 Form of Data Page Maximum Payment Sticker (form 272622-D) filed as Exhibit
     4.42 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.43 Form of Contract Data Pages (form 272877-NYDPE) filed as Exhibit 4.43 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.44 Form of Contract Data Pages (form 272877NY-DPE2) filed as Exhibit 4.44 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.45 Form of Deferred Annuity Contract (form 273954-NYZ) filed electronically as
     Exhibit 4.45 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139764 on or about Aug. 2, 2007 is incorporated by reference.

4.46 Form of Secure Source - Single Life rider (form 273959-SGNY) filed electronically as Exhibit 4.46 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139764 on or about Aug. 2, 2007 is incorporated by reference.

4.47 Form of Secure Source - Joint Life rider (form 273959-JTNY) filed electronically as Exhibit 4.47 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139764 on or about Aug. 2, 2007 is incorporated by reference.

5.1  Not applicable.

5.2 Form of Variable Annuity Application-Innovations (form 272254) filed electronically as Exhibit 5.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

5.3 Form of Variable Annuity Application (form 272885 - NY) filed electronically as Exhibit 5.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

5.4 Form of Variable Annuity Application-Innovations Select (273635-NY) filed electronically as Exhibit 5.4 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

5.5  Not applicable.

5.6 Form of Fixed and Variable Annuity Application-Innovations Select (form 273971-NY) filed as Exhibit 5.6 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

5.7 Form of Fixed and Variable Annuity Application-Endeavor Select (form 273973-NY) filed as Exhibit 5.7 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

5.8  Not applicable.

5.9 Form of Fixed and Variable Annuity Application - Endeavor Select (form 273640-NY) filed as Exhibit 5.59 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

6.1 Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2  Not applicable.

8.3 Copy of Participation Agreement by and among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2007 is incorporated by reference.

8.4 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007,among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York, filed electronically as Exhibit
     8.4 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference. herein.

8.5 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed on or about April 28, 2006 as Exhibit 8.4 to Post-Effective Amendment No. 12 to Registration Statement No. 333-101051 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.7 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.8 Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed as Exhibit 8.8 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

8.9 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically filed as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.11 Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.12 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.13 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.15 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.16 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference.

8.17 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.18 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc.

     (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.19 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.20 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference.

8.21 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.22 Copy of Fund Participation Agreement dated April 2, 2007,among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Auditors for RiverSource(R) Endeavor Select Variable Annuity is filed electronically herein.

10.2 Consent of Independent Auditors for RiverSource(R) Innovations Select Variable Annuity is filed electronically herein.

11.  None.

12.  Not applicable.

13.1 Power of Attorney to sign Amendments to this Registration Statement dated Oct. 22, 2008 is filed electronically herewith.

(MODULE)
(NAME) IDSLNY25
(CIK) 0000703704
(CCC) qkt@w4na
(/MODULE)

(MODULE)
(NAME) N4ITEM26
(CIK) 0000926266
(CCC) $3daimgs
(/MODULE)

Item 27. Number of Contract owners

     As of March 31, 2009 there were 657 nonqualified and 720 qualified contracts of contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(MODULE)
(NAME) IDSLUW-N4ITEM29
(CIK) 0000353965
(CCC) *rp5xqss
(/MODULE)

Item 29(c)

RiverSource Distributors, Inc., the principal underwriters during Registrant's last fiscal year, was paid the following commissions:

                          NET
                      UNDERWRITING
NAME OF PRINCIPAL    DISCOUNTS AND    COMPENSATION    BROKERAGE
   UNDERWRITER        COMMISSIONS    ON REDEMPTION   COMMISSIONS   COMPENSATION
-----------------    -------------   -------------   -----------   ------------
RiverSource           $22,750,353    None            None          None
Distributors, Inc.

Item 30. Location of Accounts and Records

     RiverSource Life Insurance Co. of New York
     20 Madison Avenue Extension
     Albany, NY 12203

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 2009.

                                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY
                                        ACCOUNT 2
                                        (Registrant)

                                        By RiverSource Life Insurance Co. of
                                           New York
                                           (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2009.

SIGNATURE                                                 TITLE
---------                                                 -----


/s/ Gumer C. Alvero*                    Director and Senior Vice President -
-------------------------------------   Annuities
Gumer C. Alvero


/s/ Lori J. Arrell*                     Director
-------------------------------------
Lori J. Arrell


/s/ Timothy V. Bechtold*                Director, President and Chief
-------------------------------------   Executive Officer
Timothy V. Bechtold


/s/ Maureen A. Buckley*                 Director, Vice President, Chief Operating
-------------------------------------   Officer, Consumer Affairs Officer, Claims
Maureen A. Buckley                      Officer and Anti-Money Laundering Officer



/s/ Rodney P. Burwell*                  Director
-------------------------------------
Rodney P. Burwell


/s/ Richard N. Bush*                    Senior Vice President - Corporate Tax
-------------------------------------
Richard N. Bush


/s/ Robert R. Grew*                     Director
-------------------------------------
Robert R. Grew


/s/ Ronald L. Guzior*                   Director
-------------------------------------
Ronald L. Guzior


/s/ Jean B. Keffeler*                   Director
-------------------------------------
Jean B. Keffeler


/s/ Thomas R. McBurney*                 Director
-------------------------------------
Thomas R. McBurney


/s/ Jeffrey McGregor*                   Director
-------------------------------------
Jeffrey McGregor


/s/ Jeryl A. Millner*                   Director
-------------------------------------
Jeryl A. Millner


/s/ Thomas V. Nicolosi*                 Director
-------------------------------------
Thomas V. Nicolosi


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------
David K. Stewart



/s/ Michael R. Woodward*                Director
-------------------------------------
Michael R. Woodward

* Signed pursuant to Power of Attorney dated Oct. 22, 2008, filed electronically herewith as Exhibit 13, by:


By: /s/ Dixie Carroll
    ---------------------------------
    Dixie Carroll
    Assistant General Counsel and
    Assistant Secretary

               CONTENTS OF REGISTRATION STATEMENT AMENDMENT NO. 5
                      REGISTRATION STATEMENT NO. 333-139764

This Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

The prospectuses for:

     RiverSource(R) Endeavor Select Variable Annuity
     RiverSource(R) Innovations Select Variable Annuity

Part B.

     The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Account 2

Part C.

     Other Information.
     The signatures.
     Exhibits

                                 EXHIBIT INDEX

9.   Opinion of Counsel and Consent

10.1 Consent of Independent Registered Public Accounting Firm for RiverSource(R) Endeavor Select Variable Annuity

10.2 Consent of Independent Auditors for RiverSource(R) Innovations Select Variable Annuity

13.  Power of Attorney dated Oct. 22, 2008